                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238
                                   ---------------------------------------------

                            SEASONS SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1 SunAmerica Center, Los Angeles CA                                   90067
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: March 31
                         -------------------------

Date of reporting period: March 31, 2005
                          ------------------------

Item 1. Reports to Stockholders

        Seasons Series Trust, Annual Report at March 31, 2005.

                              SEASONS SERIES TRUST

                                   ----------

                                  ANNUAL REPORT

                                 MARCH 31, 2005


[SEASONS FAMILY LOGO]
A NEW WAY TO LOOK AT MONEY(TM)

TABLE OF CONTENTS

SHAREHOLDER LETTER                                                             1

EXPENSE EXAMPLE                                                                2

SEASONS STRATEGIES
Multi-Managed Growth Portfolio                                                 5
Multi-Managed Moderate Growth Portfolio                                       25
Multi-Managed Income/Equity Portfolio                                         46
Multi-Managed Income Portfolio                                                66
Asset Allocation: Diversified Growth Portfolio                                85
Stock Portfolio                                                              115

SEASONS SELECT

Large Cap Growth Portfolio                                                   120
Large Cap Composite Portfolio                                                128
Large Cap Value Portfolio                                                    143
Mid Cap Growth Portfolio                                                     155
Mid Cap Value Portfolio                                                      172
Small Cap Portfolio                                                          188
International Equity Portfolio                                               232
Diversified Fixed Income Portfolio                                           258
Strategic Fixed Income Portfolio                                             271
Cash Management Portfolio                                                    277

SEASONS FOCUSED
Focus Growth Portfolio                                                       280
Focus TechNet Portfolio                                                      284
Focus Growth and Income Portfolio                                            287
Focus Value Portfolio                                                        291

SEASONS MANAGED ALLOCATION
Allocation Growth Portfolio                                                  295
Allocation Moderate Growth Portfolio                                         297
Allocation Moderate Portfolio                                                299
Allocation Balanced Portfolio                                                301

STATEMENT OF ASSETS AND LIABILITIES                                          303
STATEMENT OF OPERATIONS                                                      307
STATEMENT OF CHANGES IN NET ASSETS                                           311
NOTES TO FINANCIAL STATEMENTS                                                319
FINANCIAL HIGHLIGHTS                                                         344
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                      354
TRUSTEES AND OFFICERS INFORMATION                                            360
SHAREHOLDERS TAX INFORMATION                                                 362
COMPARISONS: PORTFOLIOS VS. INDEXES                                          364

DEAR INVESTOR:

   We are pleased to present the annual report for the SEASONS SERIES TRUST, the underlying investment for the SEASONS FAMILY OF VARIABLE ANNUITIES issued by AIG SunAmerica Life Assurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2005.

   If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

   Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

/s/ Jay S. Wintrob
Jay S. Wintrob
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
AIG SUNAMERICA LIFE ASSURANCE COMPANY

May 11, 2005

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE                                                   MARCH 31, 2005
                                                                     (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees, except for the Seasons Managed Allocation Portfolios, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2004 and held until March 31, 2005. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended March 31, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During The Six Months Ended March 31, 2005" column and the "Expense Ratio as of March 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended March 31, 2005" would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During The Six Months Ended March 31, 2005" column and the "Expense Ratio as of March 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended March 31, 2005" would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

                                            ACTUAL                                   HYPOTHETICAL
                          -----------------------------------------  ---------------------------------------------
                                                                                    ENDING ACCOUNT
                                          ENDING                                    VALUE USING A
                          BEGINNING      ACCOUNT     EXPENSES PAID                   HYPOTHETICAL   EXPENSES PAID
                           ACCOUNT     VALUE USING   DURING THE SIX    BEGINNING      5% ASSUMED    DURING THE SIX    EXPENSE
                           VALUE AT   ACTUAL RETURN   MONTHS ENDED   ACCOUNT VALUE    RETURN AT      MONTHS ENDED   RATIO AS OF
                          OCTOBER 1,   AT MARCH 31,     MARCH 31,    AT OCTOBER 1,     MARCH 31,       MARCH 31,     MARCH 31,
PORTFOLIO                   2004          2005           2005*           2004            2005            2005*         2005*
---------                 ----------  -------------  --------------  -------------  --------------  --------------  -----------
Multi-Managed Growth
   Class 1                $ 1,000.00  $    1,085.93  $         5.36  $    1,000.00  $     1,019.80  $         5.19         1.03%
   Class 2                $ 1,000.00  $    1,084.66  $         6.13  $    1,000.00  $     1,019.05  $         5.94         1.18%
   Class 3                $ 1,000.00  $    1,084.67  $         6.65  $    1,000.00  $     1,018.55  $         6.44         1.28%
Multi-Managed
   Moderate Growth
   Class 1                $ 1,000.00  $    1,066.05  $         4.84  $    1,000.00  $     1,020.24  $         4.73         0.94%
   Class 2                $ 1,000.00  $    1,064.78  $         5.61  $    1,000.00  $     1,019.50  $         5.49         1.09%
   Class 3                $ 1,000.00  $    1,064.71  $         6.13  $    1,000.00  $     1,019.00  $         5.99         1.19%
Multi-Managed
   Income/Equity
   Class 1                $ 1,000.00  $    1,036.11  $         4.62  $    1,000.00  $     1,020.39  $         4.58         0.91%
   Class 2                $ 1,000.00  $    1,035.61  $         5.38  $    1,000.00  $     1,019.65  $         5.34         1.06%
   Class 3                $ 1,000.00  $    1,034.65  $         5.88  $    1,000.00  $     1,019.15  $         5.84         1.16%
Multi-Managed Income
   Class 1                $ 1,000.00  $    1,021.06  $         4.48  $    1,000.00  $     1,020.49  $         4.48         0.89%
   Class 2                $ 1,000.00  $    1,020.48  $         5.24  $    1,000.00  $     1,019.75  $         5.24         1.04%
   Class 3                $ 1,000.00  $    1,019.48  $         5.74  $    1,000.00  $     1,019.25  $         5.74         1.14%
Asset Allocation:
   Diversified Growth@
   Class 1                $ 1,000.00  $    1,078.01  $         4.92  $    1,000.00  $     1,020.19  $         4.78         0.95%
   Class 2                $ 1,000.00  $    1,076.73  $         5.70  $    1,000.00  $     1,019.45  $         5.54         1.10%
   Class 3                $ 1,000.00  $    1,075.80  $         6.21  $    1,000.00  $     1,018.95  $         6.04         1.20%
Stock
   Class 1                $ 1,000.00  $    1,063.06  $         4.78  $    1,000.00  $     1,020.29  $         4.68         0.93%
   Class 2                $ 1,000.00  $    1,061.98  $         5.55  $    1,000.00  $     1,019.55  $         5.44         1.08%
   Class 3                $ 1,000.00  $    1,061.41  $         6.06  $    1,000.00  $     1,019.05  $         5.94         1.18%
Large Cap Growth #
   Class 1                $ 1,000.00  $    1,073.45  $         5.07  $    1,000.00  $     1,020.04  $         4.94         0.98%
   Class 2                $ 1,000.00  $    1,072.63  $         5.84  $    1,000.00  $     1,019.30  $         5.69         1.13%
   Class 3                $ 1,000.00  $    1,072.82  $         6.36  $    1,000.00  $     1,018.80  $         6.19         1.23%
Large Cap Composite#
   Class 1                $ 1,000.00  $    1,068.44  $         5.67  $    1,000.00  $     1,019.45  $         5.54         1.10%
   Class 2                $ 1,000.00  $    1,068.41  $         6.45  $    1,000.00  $     1,018.70  $         6.29         1.25%
   Class 3                $ 1,000.00  $    1,066.33  $         6.95  $    1,000.00  $     1,018.20  $         6.79         1.35%
Large Cap Value#
   Class 1                $ 1,000.00  $    1,077.98  $         4.92  $    1,000.00  $     1,020.19  $         4.78         0.95%
   Class 2                $ 1,000.00  $    1,077.77  $         5.70  $    1,000.00  $     1,019.45  $         5.54         1.10%
   Class 3                $ 1,000.00  $    1,077.78  $         6.22  $    1,000.00  $     1,018.95  $         6.04         1.20%
Mid Cap Growth#
   Class 1                $ 1,000.00  $    1,073.88  $         5.74  $    1,000.00  $     1,019.40  $         5.59         1.11%
   Class 2                $ 1,000.00  $    1,072.57  $         6.51  $    1,000.00  $     1,018.65  $         6.34         1.26%
   Class 3                $ 1,000.00  $    1,071.81  $         7.02  $    1,000.00  $     1,018.15  $         6.84         1.36%
Mid Cap Value#
   Class 1                $ 1,000.00  $    1,139.18  $         5.33  $    1,000.00  $     1,019.95  $         5.04         1.00%
   Class 2                $ 1,000.00  $    1,138.21  $         6.13  $    1,000.00  $     1,019.20  $         5.79         1.15%
   Class 3                $ 1,000.00  $    1,137.40  $         6.66  $    1,000.00  $     1,018.70  $         6.29         1.25%
Small Cap#
   Class 1                $ 1,000.00  $    1,075.00  $         5.95  $    1,000.00  $     1,019.20  $         5.79         1.15%
   Class 2                $ 1,000.00  $    1,074.25  $         6.72  $    1,000.00  $     1,018.45  $         6.54         1.30%
   Class 3                $ 1,000.00  $    1,073.23  $         7.24  $    1,000.00  $     1,017.95  $         7.04         1.40%

                                            ACTUAL                                   HYPOTHETICAL
                          -----------------------------------------  ---------------------------------------------
                                                                                    ENDING ACCOUNT
                                          ENDING                                    VALUE USING A
                          BEGINNING      ACCOUNT     EXPENSES PAID                   HYPOTHETICAL   EXPENSES PAID
                           ACCOUNT     VALUE USING   DURING THE SIX    BEGINNING      5% ASSUMED    DURING THE SIX    EXPENSE
                           VALUE AT   ACTUAL RETURN   MONTHS ENDED   ACCOUNT VALUE    RETURN AT      MONTHS ENDED   RATIO AS OF
                          OCTOBER 1,   AT MARCH 31,     MARCH 31,    AT OCTOBER 1,     MARCH 31,       MARCH 31,     MARCH 31,
PORTFOLIO                   2004          2005           2005*           2004            2005            2005*         2005*
---------                 ----------  -------------  --------------  -------------  --------------  --------------  -----------
International Equity#
   Class 1                $ 1,000.00  $    1,133.25  $         6.91  $    1,000.00  $     1,018.45  $         6.54         1.30%
   Class 2                $ 1,000.00  $    1,132.05  $         7.71  $    1,000.00  $     1,017.70  $         7.29         1.45%
   Class 3                $ 1,000.00  $    1,131.17  $         8.24  $    1,000.00  $     1,017.20  $         7.80         1.55%
Diversified Fixed Income
   Class 1                $ 1,000.00  $    1,001.29  $         4.14  $    1,000.00  $     1,020.79  $         4.18         0.83%
   Class 2                $ 1,000.00  $      999.80  $         4.89  $    1,000.00  $     1,020.04  $         4.94         0.98%
   Class 3                $ 1,000.00  $      999.73  $         5.38  $    1,000.00  $     1,019.55  $         5.44         1.08%
Strategic Fixed Income#
   Class 3                $ 1,000.00  $      966.00  $         1.92  $    1,000.00  $     1,004.35  $         1.96         1.55%
Cash Management
   Class 1                $ 1,000.00  $    1,007.99  $         3.65  $    1,000.00  $     1,021.29  $         3.68         0.73%
   Class 2                $ 1,000.00  $    1,006.49  $         4.40  $    1,000.00  $     1,020.54  $         4.43         0.88%
   Class 3                $ 1,000.00  $    1,006.43  $         4.90  $    1,000.00  $     1,020.04  $         4.94         0.98%
Focus Growth#
   Class 1                $ 1,000.00  $    1,045.39  $         6.63  $    1,000.00  $     1,018.45  $         6.54         1.30%
   Class 2                $ 1,000.00  $    1,044.26  $         7.39  $    1,000.00  $     1,017.70  $         7.29         1.45%
   Class 3                $ 1,000.00  $    1,042.94  $         7.89  $    1,000.00  $     1,017.20  $         7.80         1.55%
Focus TechNet#
   Class 2                $ 1,000.00  $    1,050.21  $         8.43  $    1,000.00  $     1,016.70  $         8.30         1.65%
   Class 3                $ 1,000.00  $    1,048.12  $         8.94  $    1,000.00  $     1,016.21  $         8.80         1.75%
Focus Growth and Income#
   Class 2                $ 1,000.00  $    1,049.49  $         7.41  $    1,000.00  $     1,017.70  $         7.29         1.45%
   Class 3                $ 1,000.00  $    1,047.30  $         7.91  $    1,000.00  $     1,017.20  $         7.80         1.55%
Focus Value#
   Class 2                $ 1,000.00  $    1,110.67  $         7.63  $    1,000.00  $     1,017.70  $         7.29         1.45%
   Class 3                $ 1,000.00  $    1,109.86  $         8.15  $    1,000.00  $     1,017.20  $         7.80         1.55%
Allocation Growth#
   Class 3                $ 1,000.00  $      985.00  $         0.44  $    1,000.00  $     1,005.86  $         0.44         0.35%
Allocation Moderate
   Growth#
   Class 3                $ 1,000.00  $      983.00  $         0.44  $    1,000.00  $     1,005.86  $         0.44         0.35%
Allocation Moderate#
   Class 3                $ 1,000.00  $      985.00  $         0.44  $    1,000.00  $     1,005.86  $         0.44         0.35%
Allocation Balanced#
   Class 3                $ 1,000.00  $      986.00  $         0.44  $    1,000.00  $     1,005.86  $         0.44         0.35%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the 182 days in the period divided by 365, except for the Strategic Fixed Income and Managed Allocation Portfolios which were multiplied by 46 days divided by 365. These ratios do not expenses associated with the variable contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been lower.
@ Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the expense example would have been the same.

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             11.4%
Insurance                                       6.6%
Banks                                           6.1%
U.S. Treasuries                                 6.1%
Drugs                                           5.4%
Health Services                                 5.3%
Internet Content                                4.3%
Electronics                                     3.8%
Repurchase Agreements                           3.8%
Computers & Business Equipment                  3.7%
Computer Software                               3.5%
U.S. Government Agencies                        3.5%
Retail                                          3.3%
Energy Services                                 2.8%
Aerospace & Military Technology                 2.5%
Energy Sources                                  2.4%
Telecommunications                              2.3%
Apparel & Textiles                              2.1%
Electrical Equipment                            2.1%
Medical Products                                2.1%
Corporate Short-Term Note                       2.0%
Broadcasting & Media                            1.6%
Leisure & Tourism                               1.5%
Machinery                                       1.5%
Multi-Industry                                  1.4%
Electric Utilities                              1.2%
Food, Beverage & Tobacco                        1.1%
Automotive                                      0.9%
Transportation                                  0.7%
Chemicals                                       0.6%
Computer Services                               0.6%
Foreign Government                              0.5%
Metals & Minerals                               0.5%
Business Services                               0.4%
Forest Products                                 0.3%
Household & Personal Products                   0.3%
Real Estate Investment Trusts                   0.3%
Communication Equipment                         0.2%
Telephone                                       0.2%
Entertainment Products                          0.1%
Gas & Pipeline Utilities                        0.1%
Housing & Household Durables                    0.1%
Municipal Bonds                                 0.1%
Real Estate Companies                           0.1%
                                               ----
                                               99.4%
                                               ====

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 69.7%

CONSUMER DISCRETIONARY -- 6.1%

APPAREL & TEXTILES -- 2.1%
Finish Line, Inc., Class A                                                                 13,200    $      305,580
Nike, Inc., Class B                                                                        34,080         2,839,205

AUTOMOTIVE -- 0.8%
Advanced Auto Parts, Inc.+                                                                 23,420         1,181,539

RETAIL -- 3.2%
Bed Bath & Beyond, Inc.+                                                                    5,500           200,970
Blue Nile, Inc.+                                                                            7,200           199,080
HNI Corp.                                                                                  13,700           615,815
Home Depot, Inc.                                                                            4,500           172,080
J.C. Penney Co., Inc.                                                                      13,935           723,505
Kohl's Corp.+                                                                              28,320         1,462,162
Staples, Inc.                                                                               9,445           296,856
Target Corp.                                                                                4,500           225,090
Wal-Mart Stores, Inc.                                                                      11,000           551,210
Williams-Sonoma, Inc.+                                                                      5,000           183,750
                                                                                                     --------------
                                                                                                          8,956,842
                                                                                                     --------------

CONSUMER STAPLES -- 1.2%

FOOD, BEVERAGE & TOBACCO -- 0.9%
Altria Group, Inc.                                                                          5,200           340,028
Coca-Cola Co.                                                                               8,000           333,360
Diageo, PLC Sponsored ADR                                                                   4,000           227,600
PepsiCo, Inc.                                                                               6,000           318,180
SunOpta, Inc.+                                                                             27,300           139,230

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Colgate-Palmolive Co.                                                                       4,000           208,680
Procter & Gamble Co.                                                                        4,800           254,400
                                                                                                     --------------
                                                                                                          1,821,478
                                                                                                     --------------

ENERGY -- 4.7%

ENERGY SERVICES -- 2.5%
BJ Services Co.                                                                            15,940           826,967
Hornbeck Offshore Services, Inc.+                                                          39,500           989,870
Schlumberger, Ltd.                                                                          2,500           176,200
Suncor Energy, Inc.                                                                        25,895         1,041,238
Todco, Class A+                                                                            23,800           614,992

ENERGY SOURCES -- 2.2%
ChevronTexaco Corp.                                                                         4,000           233,240
ConocoPhillips                                                                              1,500           161,760
Exxon Mobil Corp.                                                                          11,000           655,600

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Global Industries, Ltd.+                                                                   81,400    $      765,160
Murphy Oil Corp.                                                                           11,605         1,145,762
Transocean, Inc.+                                                                           5,000           257,300
                                                                                                     --------------
                                                                                                          6,868,089
                                                                                                     --------------

FINANCE -- 15.9%

BANKS -- 5.1%
Bank of America Corp.                                                                      75,400         3,325,140
Franklin Bank Corp.+                                                                       27,300           470,925
North Fork Bancorp., Inc.                                                                   7,500           208,050
Signature Bank+                                                                            37,600           996,776
U.S. Bancorp                                                                               10,500           302,610
Wells Fargo & Co.                                                                          37,850         2,263,430

FINANCIAL SERVICES -- 5.3%
American Express Co.                                                                       22,800         1,171,236
Capital One Financial Corp.                                                                 6,000           448,620
CapitalSource, Inc.+                                                                        6,600           151,800
Citigroup, Inc.                                                                            13,933           626,149
Goldman Sachs Group, Inc.                                                                  21,050         2,315,289
International Securities Exchange, Inc.+                                                    2,200            57,200
J.P. Morgan Chase & Co.                                                                     7,400           256,040
MarketAxess Holdings, Inc.+                                                                27,400           306,058
Merrill Lynch & Co., Inc.                                                                   6,000           339,600
Morgan Stanley                                                                              2,950           168,888
Nelnet, Inc., Class A+                                                                     24,300           773,469
Piper Jaffray Cos.+                                                                        27,300           998,907
SLM Corp.                                                                                   4,855           241,973

INSURANCE -- 5.5%
Aetna, Inc.                                                                                55,920         4,191,204
Allstate Corp.                                                                             28,245         1,526,925
Berkshire Hathaway, Inc., Class B+                                                            811         2,316,216
                                                                                                     --------------
                                                                                                         23,456,505
                                                                                                     --------------

HEALTHCARE -- 12.5%

DRUGS -- 5.3%
Abbott Laboratories                                                                         5,000           233,100
Amgen, Inc.+                                                                                4,000           232,840
BioMarin Pharmaceutical, Inc.+                                                             12,600            64,890
Cypress Biosciences, Inc.+                                                                 22,900           209,306
Genentech, Inc.+                                                                           61,755         3,495,951
Integra LifeSciences Holdings Corp.+                                                       34,600         1,218,612
Invitrogen Corp.+                                                                          10,595           733,174
Medicines Co.+                                                                             22,900           518,914
Onyx Pharmaceuticals, Inc.+                                                                 7,600           238,260
Par Pharmaceutical Cos., Inc.+                                                             12,600           421,344
Pfizer, Inc.                                                                               16,700           438,709

HEALTH SERVICES -- 5.1%
Cerner Corp.+                                                                               3,300           173,283
Pacificare Health Systems, Inc.+                                                            3,000           170,760

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Pediatrix Medical Group, Inc.+                                                              2,700    $      185,193
United Surgical Partners International, Inc.+                                               3,800           173,926
UnitedHealth Group, Inc.(1)                                                                68,775         6,559,759
Wellpoint, Inc.+                                                                            2,200           275,770

MEDICAL PRODUCTS -- 2.1%
Advanced Neuromodulation Systems, Inc.+                                                    16,300           437,003
Animas Corp.+                                                                               8,200           165,722
Becton Dickinson & Co.                                                                      3,500           204,470
Cardinal Health, Inc.                                                                       2,000           111,600
ID Biomedical Corp.+                                                                       12,600           192,276
Johnson & Johnson                                                                           7,100           476,836
LCA-Vision, Inc.                                                                           28,750           957,375
Medtronic, Inc.                                                                             2,000           101,900
St. Jude Medical, Inc.+                                                                     4,800           172,800
Vnus Medical Technologies+                                                                  4,400            50,952
Zimmer Holdings, Inc.+                                                                      3,000           233,430
                                                                                                     --------------
                                                                                                         18,448,155
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 8.1%

AEROSPACE & MILITARY TECHNOLOGY -- 2.3%
Alliant Techsystems, Inc.+                                                                 11,400           814,530
General Dynamics Corp.                                                                      2,500           267,625
Lockheed Martin Corp.                                                                      31,670         1,933,770
United Technologies Corp.                                                                   3,000           304,980

BUSINESS SERVICES -- 0.3%
Niku Corp.+                                                                                16,400           296,020
Xerox Corp.+                                                                                7,000           106,050

ELECTRICAL EQUIPMENT -- 2.1%
Ametek, Inc.                                                                               38,600         1,553,650
Roper Industries, Inc.                                                                     24,400         1,598,200

MACHINERY -- 1.5%
Dover Corp.                                                                                 8,000           302,320
IDEX Corp.                                                                                 28,600         1,154,010
Nordson Corp.                                                                              20,300           747,446

MULTI-INDUSTRY -- 1.3%
3M Co.                                                                                      6,270           537,276
General Electric Co.                                                                       23,500           847,410
ITT Industries, Inc.                                                                        2,500           225,600
Tyco International, Ltd.                                                                    8,400           283,920

TRANSPORTATION -- 0.6%
C.H. Robinson Worldwide, Inc.                                                              13,700           705,961
United Parcel Service, Inc., Class B                                                        3,000           218,220
                                                                                                     --------------
                                                                                                         11,896,988
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 2.2%

BROADCASTING & MEDIA -- 1.1%
Comcast Corp., Class A+                                                                     8,000           270,240
News Corp., Class A                                                                        22,000           372,240

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Time Warner, Inc.+                                                                         19,000    $      333,450
Valassis Communications, Inc.+                                                             12,600           440,496
Viacom, Inc., Class B                                                                       6,000           208,980

LEISURE & TOURISM -- 1.1%
Applebee's International, Inc.                                                             27,300           752,388
Carnival Corp.                                                                              7,900           409,299
McDonald's Corp.                                                                            6,000           186,840
Outback Steakhouse, Inc.                                                                    5,560           254,592
Texas Roadhouse, Inc., Class A+                                                             2,500            70,200
                                                                                                     --------------
                                                                                                          3,298,725
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 17.7%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                              5,500           201,575

COMPUTER SERVICES -- 0.6%
Keane, Inc.+                                                                               22,900           298,387
Symantec Corp.+                                                                            30,000           639,900

COMPUTER SOFTWARE -- 3.5%
BMC Software, Inc.+                                                                        27,400           411,000
Electronic Arts, Inc.+                                                                     63,185         3,271,719
Lawson Software, Inc.+                                                                     78,400           462,560
Microsoft Corp.                                                                            20,500           495,485
Oracle Corp.+                                                                              15,000           187,200
Parametric Technology Corp.+                                                               68,900           385,151

COMPUTERS & BUSINESS EQUIPMENT -- 3.7%
Apple Computer, Inc.+                                                                     113,380         4,724,545
Dell, Inc.+                                                                                 6,500           249,730
International Business Machines Corp.                                                       5,000           456,900

ELECTRONICS -- 3.8%
Applied Materials, Inc.+                                                                   10,000           162,500
Cypress Semiconductor Corp.+                                                               34,000           428,400
Energizer Holdings, Inc.+                                                                  23,760         1,420,848
Intel Corp.                                                                                10,900           253,207
L-3 Communications Holdings, Inc.                                                           4,000           284,080
Lam Research Corp.+                                                                        37,800         1,090,908
PMC-Sierra, Inc.+                                                                          27,400           241,120
Texas Instruments, Inc.                                                                    65,480         1,669,085
Vitesse Semiconductor Corp.+                                                               32,900            88,172

INTERNET CONTENT -- 4.3%
CNET Networks, Inc.+                                                                       45,800           432,352
eBay, Inc.+                                                                                78,130         2,911,124
SupportSoft, Inc.+                                                                         43,500           229,680
Yahoo!, Inc.+                                                                              80,615         2,732,848

TELECOMMUNICATIONS -- 1.6%
Alvarion, Ltd.+                                                                            45,800           439,222
BellSouth Corp.                                                                             7,500           197,175
Cisco Systems, Inc.+                                                                       10,700           191,423

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
JAMDAT Mobile, Inc.+                                                                          100    $        1,724
Motorola, Inc.                                                                             12,200           182,634
SafeNet, Inc.+                                                                             26,400           773,784
Tekelec+                                                                                   23,900           380,966
Verizon Communications, Inc.                                                                5,500           195,250
                                                                                                     --------------
                                                                                                         26,090,654
                                                                                                     --------------

MATERIALS -- 0.9%

CHEMICALS -- 0.4%
Dow Chemical Co.                                                                            8,000           398,800
du Pont (E.I.) de Nemours & Co.                                                             4,500           230,580

FOREST PRODUCTS -- 0.2%
Weyerhaeuser Co.                                                                            3,000           205,500

METALS & MINERALS -- 0.3%
Worthington Industries, Inc.                                                               22,900           441,512
                                                                                                     --------------
                                                                                                          1,276,392
                                                                                                     --------------

UTILITIES -- 0.4%

ELECTRIC UTILITIES -- 0.4%
AES Corp.+                                                                                 38,575           631,859
                                                                                                     --------------
TOTAL COMMON STOCK (cost $81,407,677)                                                                   102,745,687
                                                                                                     --------------

PREFERRED STOCK -- 0.0%

FINANCE -- 0.0%

FINANCIAL SERVICES -- 0.0%
General Electric Capital Corp. 4.50% due 01/28/35(13)                                       1,000            22,500
Merrill Lynch & Co., Inc. 3.65%(2)                                                          1,063            26,437
                                                                                                     --------------
TOTAL PREFERRED STOCK (cost $51,325)                                                                         48,937
                                                                                                     --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.8%

FINANCE -- 3.8%

FINANCIAL SERVICES -- 3.8%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*                         $       20,000            20,056
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(3)                       50,000            52,786
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.81% due 11/25/34(2)(4)          80,369            80,158
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49%
  due 02/25/35(2)(4)(5)                                                                   287,710           284,248
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(3)                                                                         180,000           176,670
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08                100,000            98,438
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                       200,000           195,516
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                200,000           195,218
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                    200,000           191,396
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(3)            54,234            56,621
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(3)                      71,920            75,224
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08                     200,000           198,005

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 04/01/05(3)(6)                                                               $      180,000    $      175,320
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.69% due 04/01/05(4)(5)(6)                      225,000           225,562
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 04/15/05                     115,000           112,390
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
  due 01/12/37(3)                                                                         150,000           146,957
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/11/30(3)                      90,000            96,232
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(3)                80,533            84,150
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.51% due 04/01/05(4)(5)(6)         247,108           244,811
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(3)                        305,000           296,756
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(3)            86,900            94,241
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39% due 10/15/35(3)          100,000           107,875
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                  200,000           193,416
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                         110,000           119,346
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                        118,000           123,267
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                       200,000           195,224
Residential Funding Mtg. Securities II, Inc., Series 2004-HI1 A3 3.05%
  due 07/25/16                                                                            134,000           130,909
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                200,000           193,875
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.59% due
  01/25/35(2)(4)                                                                          272,278           268,893
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR1 1A1 4.57%
  due 02/25/35(2)(4)                                                                      468,188           468,750
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.57%
  due 03/25/35(2)(4)(5)                                                                   226,408           224,028
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54%
  due 04/01/05(4)(5)(6)                                                                   225,000           223,130
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                             40,000            39,466
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                            250,000           246,598
                                                                                                     --------------
TOTAL ASSET-BACKED SECURITIES (cost $5,676,270)                                                           5,635,532
                                                                                                     --------------

BONDS & NOTES -- 18.2%

CONSUMER DISCRETIONARY -- 0.3%

AUTOMOTIVE -- 0.1%
Dana Corp. 7.00% due 03/01/29                                                              12,000            10,538
Ford Motor Co. 7.45% due 07/16/31                                                         100,000            90,459
General Motors Corp. 7.20% due 01/15/11                                                    36,000            32,500
General Motors Corp. 8.80% due 03/01/21                                                    30,000            26,987

HOUSING & HOUSEHOLD DURABLES -- 0.1%
American Standard, Inc. 5.50% due 04/01/15*                                                11,000            11,042
Centex Corp. 7.88% due 02/01/11                                                            90,000           101,716
Lennar Corp. 7.63% due 03/01/09                                                            50,000            54,479
Pulte Homes, Inc. 8.13% due 03/01/11                                                       40,000            45,103

RETAIL -- 0.1%
Federated Department Stores, Inc. 6.90% due 04/01/29                                       13,000            13,925
Staples, Inc. 7.38% due 10/01/12                                                           45,000            51,259
Wal-Mart Stores, Inc. 4.00% due 01/15/10                                                   16,000            15,572
                                                                                                     --------------
                                                                                                            453,580
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 0.2%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Altria Group, Inc. 7.00% due 11/04/13                                              $       90,000    $       96,573
American Stores Co. 7.90% due 05/01/17                                                      6,000             6,846
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                             19,000            25,026
Philip Morris Cos., Inc. 6.38% due 02/01/06                                                30,000            30,540
Tyson Foods, Inc. 8.25% due 10/01/11                                                       70,000            81,191

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Maytag Corp., Series MTN 5.00% due 05/15/15                                                32,000            27,942
                                                                                                     --------------
                                                                                                            268,118
                                                                                                     --------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96                                   40,000            50,988
                                                                                                     --------------

ENERGY -- 0.4%

ENERGY SERVICES -- 0.3%
Enterprise Products Operating LP 5.00% due 03/01/15*                                        9,000             8,437
Enterprise Products Operating LP, Series B 4.63% due 10/15/09                              80,000            78,069
Enterprise Products Operating LP, Series B 6.65% due 10/15/34                              37,000            37,724
Hanover Compressor Co. 9.00% due 06/01/14                                                  10,000            10,700
Kerr-McGee Corp. 7.88% due 09/15/31                                                        24,000            27,081
Motiva Enterprises, LLC 5.20% due 09/15/12*                                                75,000            75,957
PacifiCorp, Series MBIA 6.38% due 05/15/08                                                 70,000            74,038
Premcor Refining Group, Inc. 6.13% due 05/01/11                                            40,000            39,800
Seitel, Inc. 11.75% due 07/15/11                                                           10,000            11,250
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17            50,000            58,684

ENERGY SOURCES -- 0.1%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                          60,000            76,763
ConocoPhillips 7.00% due 03/30/29                                                          33,000            38,910
El Paso Production Holding Co. 7.75% due 06/01/13                                          25,000            25,312
Energy Corp. of America, Series A 9.50% due 05/15/07                                       14,000            13,510
Pemex Project Funding Master Trust 8.63% due 02/01/22                                      15,000            17,044
Sempra Energy 4.62% due 05/17/07                                                           18,000            18,071
                                                                                                     --------------
                                                                                                            611,350
                                                                                                     --------------

FINANCE -- 3.9%

BANKS -- 0.7%
American Express Centurion Bank 2.98% due 11/16/09(2)(5)                                   14,000            14,006
Bank of America Corp. 7.40% due 01/15/11                                                  250,000           281,836
BankBoston Capital Trust IV 3.56% due 06/08/28(2)                                          22,000            21,490
BB&T Corp. 4.75% due 10/01/12                                                             110,000           108,067
Credit Suisse First Boston 6.50% due 05/01/08*                                             14,000            14,744
First Maryland Capital II 3.59% due 02/01/27(2)                                            18,000            17,556
HSBC Bank USA 5.88% due 11/01/34                                                           29,000            29,191
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                               16,000            16,805
Key Bank NA 4.10% due 06/30/05                                                             22,000            22,059
Key Bank NA 7.00% due 02/01/11                                                              9,000             9,992
MBNA America Bank NA 5.38% due 01/15/08                                                    60,000            61,187
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                   100,000           101,330
National City Bank 3.38% due 10/15/07                                                      24,000            23,536

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
National City Corp. 7.20% due 05/15/05                                             $       60,000    $       60,264
NCNB Corp. 9.38% due 09/15/09                                                              32,000            37,832
Popular North America, Inc. 4.25% due 04/01/08                                             27,000            26,819
Sovereign Bank 4.00% due 02/01/08                                                          23,000            22,725
Suntrust Bank 5.40% due 04/01/20                                                           18,000            17,980
U.S. Bancorp 7.50% due 06/01/26                                                            65,000            81,451
U.S. Bank NA 3.90% due 08/15/08                                                             4,000             3,933
Washington Mutual Bank FA 5.50% due 01/15/13                                               22,000            22,451
Wells Fargo & Co. 3.11% due 09/15/09(2)                                                     9,000             9,003
Wells Fargo & Co. 6.38% due 08/01/11                                                       80,000            86,762

FINANCIAL SERVICES -- 2.2%
Boeing Capital Corp. 6.50% due 02/15/12                                                    80,000            86,792
Capital One Financial Corp. 4.74% due 05/17/07                                             14,000            14,076
Caterpillar Financial Services Corp. 4.70% due 03/15/12                                    18,000            17,735
Citigroup, Inc. 5.00% due 09/15/14                                                        286,000           280,788
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*              50,000            53,000
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06                               34,000            34,568
Duke Capital, LLC 5.67% due 08/15/14                                                       30,000            30,169
Duke Capital, LLC 8.00% due 10/01/19                                                       23,000            27,287
ERAC USA Finance Co. 8.00% due 01/15/11*                                                   60,000            69,107
Farmers Exchange Capital 7.05% due 07/15/28*                                              110,000           114,863
Ford Motor Credit Co. 4.95% due 01/15/08                                                   23,000            22,059
Ford Motor Credit Co. 5.70% due 01/15/10                                                   65,000            61,227
Ford Motor Credit Co. 7.38% due 02/01/11                                                   70,000            69,548
Ford Motor Credit Co. 7.88% due 06/15/10                                                   18,000            18,325
General Electric Capital Corp., Series MTN 2.80% due 01/15/07                              26,000            25,416
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07                             23,000            23,497
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                            140,000           149,162
General Motors Acceptance Corp. 6.75% due 12/01/14                                         10,000             8,638
General Motors Corp. 8.38% due 07/15/33                                                   160,000           136,917
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                               70,000            75,750
Household Finance Corp. 6.38% due 10/15/11                                                203,000           219,301
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                                350,000           344,463
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                                 22,000            24,053
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                                 50,000            54,741
J.P. Morgan Chase & Co. 7.88% due 06/15/10                                                 12,000            13,651
J.P. Morgan Chase Capital XV 5.88% due 03/15/35                                            10,000             9,657
John Deere Capital Corp. 3.88% due 03/07/07                                                41,000            40,765
Merrill Lynch & Co., Inc. 4.25% due 02/08/10                                               18,000            17,521
Morgan Stanley 4.75% due 04/01/14                                                         260,000           247,551
Morgan Stanley 6.75% due 04/15/11                                                          70,000            76,294
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                         159,442           166,973
PNC Funding Corp. 5.75% due 08/01/06                                                       24,000            24,531
Pricoa Global Funding I 4.35% due 06/15/08*                                                 2,000             1,996
Private Export Funding Corp. 6.62% due 10/01/05                                           120,000           121,910
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                                 95,000            94,060
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                                     26,000            26,476
SB Treasury Co., LLC 9.40% due 06/30/08*(6)                                               100,000           112,567
TIAA Global Markets, Inc. 4.13% due 11/15/07*                                              19,000            18,895
Transamerica Finance Corp. 6.40% due 09/15/08                                               9,000             9,618
Wachovia Bank NA 4.88% due 02/01/15                                                       250,000           243,232

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 1.0%
AAG Holding Co., Inc. 6.88% due 06/01/08                                           $       50,000    $       51,844
ACE Capital Trust II 9.70% due 04/01/30                                                    80,000           109,337
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                  30,000            31,518
Allstate Corp. 7.20% due 12/01/09                                                          22,000            24,311
Allstate Financing II 7.83% due 12/01/45                                                   24,000            25,428
American Financial Group, Inc. 7.13% due 04/15/09                                          55,000            59,187
Americo Life, Inc. 7.88% due 05/01/13*                                                     12,000            12,597
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                              60,000            60,323
Equitable Cos., Inc. 7.00% due 04/01/28                                                    30,000            34,455
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                         10,000             9,852
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                      70,000            81,118
Fidelity National Financial, Inc. 7.30% due 08/15/11                                       33,000            35,429
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                                 140,000           161,214
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                    22,000            28,059
Liberty Mutual Group, Inc. 6.50% due 03/15/35*                                              8,000             7,695
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                           70,000            74,616
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08                                             15,000            14,570
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14                                            130,000           124,717
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12                                             15,000            15,676
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                      8,000             8,377
MONY Group, Inc. 7.45% due 12/15/05                                                        45,000            46,036
Ohio Casualty Corp. 7.30% due 06/15/14                                                     20,000            21,377
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11                               80,000            76,380
ReliaStar Financial Corp. 8.00% due 10/30/06                                               60,000            63,557
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                            60,000            61,570
Torchmark Corp. 6.25% due 12/15/06                                                         40,000            41,352
Travelers Property Casualty Corp. 6.38% due 03/15/33                                       70,000            72,227
Unitrin, Inc. 4.88% due 11/01/10                                                           60,000            58,323
W.R. Berkley Capital Trust 8.20% due 12/15/45                                              90,000            93,042
XL Capital, Ltd. 5.25% due 09/15/14                                                        45,000            44,406
                                                                                                     --------------
                                                                                                          5,826,791
                                                                                                     --------------

HEALTHCARE -- 0.3%

DRUGS -- 0.1%
Merck & Co., Inc. 2.50% due 03/30/07                                                       14,000            13,567
Pfizer, Inc. 2.50% due 03/15/07                                                            26,000            25,289
Pfizer, Inc. 4.65% due 03/01/18                                                            20,000            18,938
Schering-Plough Corp. 6.50% due 12/01/33                                                   16,000            17,901
Wyeth 6.95% due 03/15/11                                                                  121,000           132,695

HEALTH SERVICES -- 0.2%
Community Health Systems, Inc. 6.50% due 12/15/12*                                         10,000             9,750
Coventry Health Care, Inc. 6.13% due 01/15/15*                                             19,000            18,976
HCA, Inc. 6.95% due 05/01/12                                                                5,000             5,190
Humana, Inc. 7.25% due 08/01/06                                                           100,000           103,593
Tenet Healthcare Corp. 6.50% due 06/01/12                                                  15,000            13,800
UnitedHealth Group, Inc. 7.50% due 11/15/05                                                90,000            91,792

MEDICAL PRODUCTS -- 0.0%
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(5)(12)                                10,000                 0
                                                                                                     --------------
                                                                                                            451,491
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 0.3%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                          30,000            32,476
Raytheon Co. 6.40% due 12/15/18                                                            23,000            24,836

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.1%
Hertz Corp. 4.70% due 10/02/06                                                     $        4,000    $        3,945
Hertz Corp. 6.90% due 08/15/14                                                              7,000             6,671
Hertz Corp. 7.63% due 06/01/12                                                             14,000            14,194
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                 100,000           101,301
PHH Corp. 6.00% due 03/01/08                                                               23,000            23,751

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*            19,000            19,007

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                                      17,000            21,460
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                                   66,884            75,267
Norfolk Southern Corp. 6.00% due 03/15/15                                                  21,000            20,454
Norfolk Southern Corp. 9.00% due 03/01/21                                                  18,000            24,246
Ryder System, Inc. 4.63% due 04/01/10                                                      18,000            17,837
                                                                                                     --------------
                                                                                                            385,445
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 1.0%

BROADCASTING & MEDIA -- 0.5%
AOL Time Warner, Inc. 6.88% due 05/01/12                                                   70,000            76,446
AOL Time Warner, Inc. 7.63% due 04/15/31                                                  110,000           129,224
Chancellor Media Corp. 8.00% due 11/01/08                                                  70,000            75,447
Charter Communications Holdings, LLC 11.13% due 01/15/11                                   25,000            20,188
Clear Channel Communications, Inc. 4.50% due 01/15/10                                      30,000            28,854
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                      15,000            19,256
Cox Communications, Inc. 5.45% due 12/15/14*                                               70,000            68,146
Cox Communications, Inc. 6.80% due 08/01/28                                                 9,000             9,288
Cox Communications, Inc. 7.63% due 06/15/25                                                10,000            11,121
Cox Communications, Inc. 7.75% due 11/01/10                                               115,000           127,725
Liberty Media Corp. 4.51% due 09/17/06(2)                                                  22,000            22,292
Liberty Media Corp. 7.75% due 07/15/09                                                     30,000            32,330
Liberty Media Corp. 7.88% due 07/15/09                                                     50,000            54,118
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                       19,000            23,280
Turner Broadcasting, Inc. 8.38% due 07/01/13                                               30,000            35,723
USA Interactive 7.00% due 01/15/13                                                         75,000            79,430

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co. 5.38% due 06/01/07                                                        100,000           101,717

LEISURE & TOURISM -- 0.4%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                       95,000            88,306
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10                     17,883            17,341
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 04/15/11                       30,000            30,429
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                           48,627            39,407
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                            4,120             4,228
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                   100,000            98,309
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                    16,576            15,732
Delta Air Lines, Inc. 10.00% due 08/15/08                                                  10,000             4,400
GTECH Holdings Corp. 4.50% due 12/01/09*                                                   35,000            34,236
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                            50,000            50,865
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                            80,000            90,781
Hilton Hotels Corp. 7.50% due 12/15/17                                                     15,000            17,194
Hilton Hotels Corp. 7.95% due 04/15/07                                                     28,000            29,887

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
MGM Mirage, Inc. 5.88% due 02/27/14                                                $       10,000    $        9,437
Six Flags, Inc. 4.50% due 05/15/15                                                          5,000             4,631
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                         70,000            76,135
                                                                                                     --------------
                                                                                                          1,525,903
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 0.5%

TELECOMMUNICATIONS -- 0.5%
American Cellular Corp., Series B 10.00% due 08/01/11                                      40,000            36,800
AT&T Broadband Corp. 8.38% due 03/15/13                                                   120,000           142,588
AT&T Corp. 8.05% due 11/15/11                                                              50,000            56,813
AT&T Wireless Services, Inc. 7.35% due 03/01/06                                            32,000            32,994
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                            90,000           102,365
GTE Corp. 6.94% due 04/15/28                                                                8,000             8,652
iPCS, Inc. 11.50% due 05/01/12                                                             25,000            28,125
LCI International, Inc. 7.25% due 06/15/07                                                 55,000            51,838
SBC Communications, Inc. 5.10% due 09/15/14                                               125,000           121,835
Sprint Capital Corp. 6.13% due 11/15/08                                                    40,000            41,808
Sprint Capital Corp. 6.88% due 11/15/28                                                    55,000            58,883
Sprint Capital Corp. 7.63% due 01/30/11                                                    40,000            44,524
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(5)(8)                           10,000                 0
                                                                                                     --------------
                                                                                                            727,225
                                                                                                     --------------

MATERIALS -- 0.4%

CHEMICALS -- 0.2%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                          4,000             3,910
Ferro Corp. 9.13% due 01/01/09                                                             70,000            77,460
Lubrizol Corp. 4.63% due 10/01/09                                                          70,000            68,956
Lubrizol Corp. 6.50% due 10/01/34                                                          50,000            52,228
Packaging Corp. of America 5.75% due 08/01/13                                              19,000            18,813
Rohm & Haas Co. 7.85% due 07/15/29                                                         15,000            19,400

FOREST PRODUCTS -- 0.1%
Temple-Inland, Inc. 7.88% due 05/01/12                                                     90,000           101,594
Weyerhaeuser Co. 5.95% due 11/01/08                                                        21,000            21,895
Weyerhaeuser Co. 6.13% due 03/15/07                                                        10,000            10,347

METALS & MINERALS -- 0.1%
Newmont Mining Corp. 5.88% due 04/01/35                                                    20,000            19,599
Phelps Dodge Corp. 8.75% due 06/01/11                                                      60,000            71,847
Timken Co. 5.75% due 02/15/10                                                              45,000            45,990

PLASTIC -- 0.0%
Sealed Air Corp. 5.38% due 04/15/08*                                                       75,000            76,262
Sealed Air Corp. 6.88% due 07/15/33*                                                       12,000            13,005
                                                                                                     --------------
                                                                                                            601,306
                                                                                                     --------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05                     120,000           122,000
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE -- 0.4%

REAL ESTATE COMPANIES -- 0.1%
EOP Operating LP 8.38% due 03/15/06                                                $       24,000    $       24,953
Liberty Property LP 7.25% due 03/15/11                                                     25,000            27,473
Liberty Property LP 8.50% due 08/01/10                                                     70,000            80,761
Susa Partnership LP 6.95% due 07/01/06                                                     40,000            41,392

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                               100,000           112,257
Health Care Property Investors, Inc. 6.00% due 03/01/15                                    60,000            61,941
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                           60,000            68,763
Regency Centers LP 7.75% due 04/01/09                                                      30,000            33,109
Spieker Properties LP 7.65% due 12/15/10                                                   60,000            67,808
                                                                                                     --------------
                                                                                                            518,457
                                                                                                     --------------

U.S. GOVERNMENT AGENCIES -- 3.5%

U.S. GOVERNMENT AGENCIES -- 3.5%
Federal Home Loan Bank 2.75% due 12/15/06                                                  65,000            63,823
Federal Home Loan Bank 2.88% due 05/23/06                                                 100,000            98,976
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07                                            59,000            58,000
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08                                            75,000            74,330
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14                                            65,000            63,540
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                           280,464           274,842
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19                                            18,401            18,421
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34(14)                                       402,142           393,725
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                           168,934           165,398
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                            91,760            92,060
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                           135,746           139,113
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                            14,229            14,886
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(4)                         20,000            21,184
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                            10,978            11,427
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(4)                          2,702             2,722
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                            25,852            27,236
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                             1,299             1,398
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28                                             9,176             9,862
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(4)                           5,399             5,407
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                             1,119             1,209
Federal National Mtg. Assoc. 3.25% due 06/28/06                                            63,000            62,497
Federal National Mtg. Assoc. 3.41% due 08/30/07                                            65,000            63,763
Federal National Mtg. Assoc. 4.50% due 02/01/35                                            74,843            71,061
Federal National Mtg. Assoc. 4.56% due 01/01/15                                           247,609           241,798
Federal National Mtg. Assoc. 5.00% due 03/01/18                                           175,745           175,841
Federal National Mtg. Assoc. 5.00% due 06/01/19                                            53,227            53,225
Federal National Mtg. Assoc. 5.00% due 12/01/34                                           199,557           195,231
Federal National Mtg. Assoc. 5.50% due 03/01/18                                            58,293            59,471
Federal National Mtg. Assoc. 5.50% due 07/01/19                                            72,455            73,889
Federal National Mtg. Assoc. 5.50% due 12/01/19                                           110,010           112,188
Federal National Mtg. Assoc. 5.50% due 12/01/33                                           540,440           542,230
Federal National Mtg. Assoc. 5.50% due 06/01/34                                            47,141            47,241
Federal National Mtg. Assoc. 5.92% due 10/01/11                                            67,116            70,699
Federal National Mtg. Assoc. 5.94% due 11/01/11                                           240,901           254,029
Federal National Mtg. Assoc. 6.00% due April TBA                                          110,000           112,406
Federal National Mtg. Assoc. 6.00% due 06/01/17                                            47,389            48,968
Federal National Mtg. Assoc. 6.00% due 12/01/33                                           118,028           120,674
Federal National Mtg. Assoc. 6.00% due 05/01/34                                            78,365            80,120
Federal National Mtg. Assoc. 6.00% due 08/01/34                                           107,519           109,968

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 6.18% due 07/01/08                                    $       18,280    $       19,021
Federal National Mtg. Assoc. 6.34% due 01/01/08                                            17,299            17,954
Federal National Mtg. Assoc. 6.36% due 07/01/08                                            32,764            34,107
Federal National Mtg. Assoc. 6.43% due 01/01/08                                            18,199            18,931
Federal National Mtg. Assoc. 6.50% due 08/01/17                                           115,011           120,134
Federal National Mtg. Assoc. 6.50% due 09/01/32                                           145,316           151,084
Federal National Mtg. Assoc. 6.50% due 04/01/34                                            66,771            69,324
Federal National Mtg. Assoc. 6.56% due 07/01/11                                           192,754           207,446
Federal National Mtg. Assoc. 6.63% due 11/15/30                                            60,000            71,928
Federal National Mtg. Assoc. 7.04% due 03/01/07                                            10,195            10,579
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(4)                         543               553
Government National Mtg. Assoc. 6.00% due 11/15/31(1)                                     287,464           296,026
Government National Mtg. Assoc. 7.00% due 08/15/22                                          1,533             1,630
Government National Mtg. Assoc. 7.00% due 03/15/28                                         79,338            84,010
Government National Mtg. Assoc. 7.50% due 07/15/23                                          1,177             1,271
Government National Mtg. Assoc. 7.50% due 10/15/29                                         20,275            21,754
Government National Mtg. Assoc. 7.50% due 01/15/32                                         30,508            32,725
Government National Mtg. Assoc. 8.00% due 01/15/31                                          3,401             3,666
Government National Mtg. Assoc. 8.50% due 11/15/17                                          3,257             3,542
Government National Mtg. Assoc. 9.00% due 11/15/21                                          1,044             1,147
                                                                                                     --------------
                                                                                                          5,199,690
                                                                                                     --------------

U.S. GOVERNMENT OBLIGATIONS -- 6.1%

U.S. TREASURIES -- 6.1%
United States Treasury Bonds 5.38% due 02/15/31(9)                                        745,000           811,963
United States Treasury Bonds 5.50% due 08/15/28                                           400,000           434,531
United States Treasury Bonds 6.25% due 08/15/23(1)                                        460,000           535,595
United States Treasury Bonds 6.38% due 08/15/27                                           250,000           300,361
United States Treasury Bonds 6.63% due 02/15/27                                           140,000           172,506
United States Treasury Bonds 6.88% due 08/15/25                                           420,000           527,084
United States Treasury Bonds 7.13% due 02/15/23                                           290,000           367,348
United States Treasury Bonds 8.75% due 08/15/20                                           500,000           712,969
United States Treasury Notes 1.63% due 02/28/06                                           700,000           688,843
United States Treasury Notes 2.00% due 08/31/05                                            77,000            76,675
United States Treasury Notes 2.25% due 02/15/07                                             2,000             1,945
United States Treasury Notes 2.50% due 10/31/06                                             7,000             6,872
United States Treasury Notes 2.75% due 06/30/06                                           305,000           301,586
United States Treasury Notes 3.00% due 12/31/06                                            24,000            23,695
United States Treasury Notes 3.13% due 01/31/07                                            23,000            22,739
United States Treasury Notes 3.25% due 08/15/07                                           250,000           246,631
United States Treasury Notes 3.38% due 11/15/08                                           300,000           342,152
United States Treasury Notes 3.38% due 12/15/08                                           500,000           488,321
United States Treasury Notes 3.38% due 10/15/09                                             9,000             8,714
United States Treasury Notes 3.50% due 02/15/10                                            36,000            34,941
United States Treasury Notes 3.63% due 01/15/10                                            18,000            17,569
United States Treasury Notes 4.00% due 02/15/15                                            29,000            27,863
United States Treasury Notes 5.00% due 08/15/11                                             5,000             5,195
United States Treasury Notes 5.88% due 11/15/05                                           550,000           558,809
United States Treasury Notes 6.25% due 02/15/07                                           300,000           313,570
United States Treasury Notes 6.50% due 10/15/06(1)                                        900,000           937,582
United States Treasury Notes 6.50% due 02/15/10                                           380,000           418,431
United States Treasury Notes 7.00% due 07/15/06                                           600,000           625,360
                                                                                                     --------------
                                                                                                          9,009,850
                                                                                                     --------------

                                                                                     PRINCIPAL           VALUE
                                                                                     AMOUNT(10)         (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES -- 0.8%

ELECTRIC UTILITIES -- 0.7%
AEP Texas North Co., Series B 5.50% due 03/01/13                                   $       40,000    $       40,778
AES Corp. 7.75% due 03/01/14                                                               25,000            25,813
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                             35,000            35,778
Arizona Public Service Co. 5.80% due 06/30/14                                              80,000            83,801
Carolina Power & Light Co. 5.15% due 04/01/15                                               9,000             8,954
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                      90,000            92,766
Duke Energy Corp. 4.20% due 10/01/08                                                       80,000            79,027
FirstEnergy Corp., Series C 7.38% due 11/15/31                                             12,000            13,592
FPL Group Capital, Inc. 4.09% due 02/16/07                                                 41,000            40,899
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10                                   8,697             9,541
NSTAR 8.00% due 02/15/10                                                                   40,000            45,484
Pepco Holdings, Inc. 5.50% due 08/15/07                                                    80,000            81,853
Progress Energy, Inc. 7.10% due 03/01/11                                                  100,000           109,676
PSE&G Power, LLC 3.75% due 04/01/09                                                        35,000            33,709
PSE&G Power, LLC 6.88% due 04/15/06                                                        40,000            41,129
Southern California Edison Co. 5.75% due 04/01/35                                          21,000            21,072
Southern California Edison Co. 6.38% due 01/15/06                                          70,000            71,302
Texas-New Mexico Power Co. 6.25% due 01/15/09                                              30,000            31,248
TXU Corp. 4.80% due 11/15/09*                                                              70,000            67,814
TXU Corp. 6.50% due 11/15/24*                                                              80,000            76,449
Virginia Electric and Power Co., Series A 5.75% due 03/31/06                               18,000            18,302

GAS & PIPELINE UTILITIES -- 0.1%
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05                                  20,000            20,191
Energen Corp., Series MTN 7.63% due 12/15/10                                               60,000            67,553
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                       50,000            39,500

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                            18,000            18,109
Verizon New York, Inc., Series B 7.38% due 04/01/32                                         6,000             6,734
                                                                                                     --------------
                                                                                                          1,181,074
                                                                                                     --------------
TOTAL BONDS & NOTES (cost $26,829,066)                                                                   26,933,268
                                                                                                     --------------

FOREIGN BONDS & NOTES -- 1.9%

CONSUMER STAPLES -- 0.0%

FOOD, BEVERAGE & TOBACCO -- 0.0%
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                        50,000            60,500
SABMiller, PLC 6.63% due 08/15/33*                                                         10,000            10,962
                                                                                                     --------------
                                                                                                             71,462
                                                                                                     --------------

ENERGY -- 0.1%

ENERGY SOURCES -- 0.1%
Calpine Canada Energy Finance, ULC 8.50% due 05/01/08                                      25,000            17,750
Husky Oil, Ltd. 7.55% due 11/15/16                                                         50,000            57,287
Nexen, Inc. 5.88% due 03/10/35                                                             10,000             9,565
Nexen, Inc. 7.88% due 03/15/32                                                             11,000            13,421
                                                                                                     --------------
                                                                                                             98,023
                                                                                                     --------------

FINANCE -- 0.5%

BANKS -- 0.3%
HBOS, PLC 3.50% due 11/30/07*                                                              30,000            29,383
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                                100,000           116,747
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                   100,000           114,311

                                                                                     PRINCIPAL           VALUE
                                                                                     AMOUNT(10)         (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09                               $       40,000    $       42,447
Scotland International Finance BV 7.70% due 08/15/10*                                     110,000           124,005
Skandinaviska Enskilda Banken AB 5.47% due 03/23/15*(6)                                    18,000            18,006

FINANCIAL SERVICES -- 0.1%
Credit National Interfinance BV 7.00% due 11/14/05                                         50,000            50,886
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                  100,000           107,661

INSURANCE -- 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                         5,000             4,850
XL Capital Finance, PLC 6.50% due 01/15/12                                                 65,000            69,602
                                                                                                     --------------
                                                                                                            677,898
                                                                                                     --------------

FOREIGN GOVERNMENT BONDS -- 0.5%

FOREIGN GOVERNMENT -- 0.5%
Federal Republic of Brazil 8.00% due 04/15/14                                              27,853            27,575
Federal Republic of Brazil 11.00% due 08/17/40                                             40,000            44,520
Province of Quebec 7.50% due 09/15/29                                                      24,000            30,928
Republic of Argentina 3.01% due 08/03/12(2)                                                30,000            25,230
Republic of Panama 7.25% due 03/15/15                                                       5,000             4,963
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                          25,000            33,750
Republic of Turkey 9.00% due 06/30/11                                                      20,000            21,900
Republic of Uruguay 17.75% due 02/04/06                                            UYU  2,200,000            92,654
Republic of Venezuela 8.50% due 10/08/14                                                   10,000             9,850
Russian Federation 5.00% due 03/31/30*(7)                                                  92,000            94,530
Russian Federation 5.00% due 03/31/30(7)                                                   95,000            97,327
Russian Ministry of Finance, Series V 3.00% due 05/14/08                                   25,000            22,982
United Mexican States, Series MTNA 6.75% due 09/27/34                                     151,000           147,376
United Mexican States, Series MTNA 7.50% due 04/08/33                                      14,000            14,840
                                                                                                     --------------
                                                                                                            668,425
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 0.2%

AEROSPACE & MILLITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                         91,087            94,903

BUSINESS SERVICES -- 0.0%
PSA Corp., Ltd. 7.13% due 08/01/05*                                                        60,000            60,651

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                          9,000             9,401

MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.13% due 01/15/09                                              5,000             5,248
Tyco International Group SA 6.38% due 02/15/06                                             50,000            50,882
Tyco International Group SA 6.38% due 10/15/11                                             40,000            42,702
Tyco International Group SA 6.75% due 02/15/11                                             20,000            21,672
Tyco International Group SA 7.00% due 06/15/28                                             11,000            12,487
                                                                                                     --------------
                                                                                                            297,946
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 0.0%

BROADCASTING & MEDIA -- 0.0%
Rogers Cable, Inc. 6.25% due 06/15/13                                                      25,000            24,250
Telenet Group Holding NV 11.50% due 06/15/14*(7)                                           30,000            22,687
                                                                                                     --------------
                                                                                                             46,937
                                                                                                     --------------

                                                                                     PRINCIPAL           VALUE
                                                                                     AMOUNT(10)         (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY -- 0.2%

TELECOMMUNICATIONS -- 0.2%
Koninklijke (Royal) KPN NV 7.50% due 10/01/05                                      $       15,000    $       15,282
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                                     20,000            21,544
Telecom Italia Capital SA 4.00% due 01/15/10*                                              25,000            23,900
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                                130,000           133,126
Telecomunicaciones de Puerto Rico, Inc. 6.80% due 05/15/09                                 18,000            18,967
Telefonica Europe BV 7.75% due 09/15/10                                                    60,000            68,064
TELUS Corp. 7.50% due 06/01/07                                                             19,000            20,224
TELUS Corp. 8.00% due 06/01/11                                                             22,000            25,477
                                                                                                     --------------
                                                                                                            326,584
                                                                                                     --------------

MATERIALS -- 0.1%

FOREST PRODUCTS -- 0.0%
Consumers International, Inc. 10.25% due 04/01/05+(5)(8)(12)                               10,000                 1

METALS & MINERALS -- 0.1%
Alcan, Inc. 6.45% due 03/15/11                                                             30,000            32,732
Barrick Gold Corp., Series A 5.80% due 11/15/34                                            11,000            11,099
Inco, Ltd. 7.20% due 09/15/32                                                              70,000            81,549
Noranda, Inc. 6.00% due 10/15/15                                                           39,000            39,990
                                                                                                     --------------
                                                                                                            165,371
                                                                                                     --------------

UTILITIES -- 0.3%

ELECTRIC UTILITIES -- 0.1%
Scottish Power, PLC 5.38% due 03/15/15                                                     18,000            17,957
Scottish Power, PLC 5.81% due 03/15/25                                                     21,000            20,813
Telecom Italia Capital SA 6.00% due 09/30/34*                                             150,000           145,250

TELEPHONE -- 0.2%
British Telecommunications, PLC 7.13% due 12/15/05                                          4,000             4,113
Deutsche Telekom International Finance BV 3.88% due 07/22/08                               20,000            19,604
Deutsche Telekom International Finance BV 8.50% due 06/15/10                               70,000            80,506
Deutsche Telekom International Finance BV 8.75% due 06/15/30                               82,000           107,244
                                                                                                     --------------
                                                                                                            395,487
                                                                                                     --------------
TOTAL FOREIGN BONDS & NOTES (cost $2,667,341)                                                             2,748,133
                                                                                                     --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $116,631,679)                                               138,111,557
                                                                                                     --------------
SHORT-TERM INVESTMENT SECURITIES -- 2.0%

CORPORATE SHORT-TERM NOTE -- 2.0%
Prudential Funding Corp. 2.77% due 04/01/05 (cost $2,900,000)(1)                        2,900,000         2,900,000
                                                                                                     --------------

                                                                                     PRINCIPAL           VALUE
                                                                                     AMOUNT(10)         (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.8%

Agreement with State Street & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of
  $514,018 and collateralized by $410,000 of United States Treasury
  Bonds, bearing interest at 7.25%, due 08/15/22 and having an
  approximate value of $527,260                                                    $      514,000    $      514,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(1)(11)                 3,040,000         3,040,000
UBS Securities, LLC Joint Repurchase Agreement Account(1)(11)                           2,085,000         2,085,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $5,639,000)                                                             5,639,000
                                                                                                     --------------

TOTAL INVESTMENTS --
  (cost $125,170,679)@                                                     99.4%                        146,650,557
Other assets less liabilities --                                            0.6                             851,360
                                                                          -----                      --------------
NET ASSETS --                                                             100.0%                     $  147,501,917
                                                                          =====                      ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $2,453,229 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(3)  Commercial Mortgage-Backed Security
(4)  Collateralized Mortgage Obligation
(5)  Fair valued security; see Note 2.
(6) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8)  Bond in default
(9)  The security or a portion thereof represents collateral for TBAs.
(10) Denominated in U.S. dollars unless otherwise indicated.
(11) See Note 2 for details of Joint Repurchase Agreement
(12) Illiquid security
(13) Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2005.
(14) The security or a portion thereof represents collateral for securities sold short.
ADR  -- American Depository Receipt
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES SOLD SHORT -- (0.1%)

U.S. GOVERNMENT AGENCIES -- (0.1%)

U.S. Government Agencies - (0.1%)
Federal Home Loan Mtg. Corp. 5.00% due April TBA (Proceeds ($218,988))             $     (225,000)   $     (220,078)
                                                                                                     --------------

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
 NUMBER OF                                   EXPIRATION      VALUE AT        MARCH 31,       APPRECIATION
 CONTRACTS          DESCRIPTION                 DATE        TRADE DATE         2005         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
  4 Short     US Treasury 2YR Note            June 2005     $  830,296     $   827,562        $   2,734
  3 Short     US Treasury 5YR Note            June 2005        322,628         321,281            1,347
  1 Short     US Treasury 10YR Note           June 2005        109,793         109,266              527
  2 Short     US Treasury Bond                June 2005        224,336         222,750            1,586
                                                                                              ---------
                                                                                              $   6,194
                                                                                              =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  APPRECIATION
-----------------------------------------------------------------------------------------------------------
 CAD          20,000              USD          16,570                04/07/05                  $     36
*CHF          70,000              USD          59,643                04/12/05                     1,076
*COP      89,000,000              USD          37,442                07/01/05                       282
*EUR          80,000              USD         105,660                04/27/05                     1,898
 JPY       6,500,000              USD          61,999                04/20/05                     1,279
*PHP       3,490,000              USD          62,606                12/22/05                       562
 SEK         120,000              USD          17,128                04/15/05                       151
 USD          18,273              PEN          60,000                04/07/05                       137
*USD         115,018              TRY         163,000                04/19/05                     4,600
*USD          79,220              MXN         900,000                04/25/05                       948
 USD          45,796              ILS         200,000                04/28/05                        81
*USD          84,028              ARS         250,000                05/18/05                     1,656
*USD          22,042              KRW      22,600,000                05/26/05                       198
 USD          50,333              PLN         160,000                06/15/05                       145
 USD          36,477              SKK       1,090,000                06/15/05                        38
*USD          36,849              COP      89,000,000                07/01/05                       311
*USD          93,035              BRL         270,000                07/06/05                     6,056
*USD          17,825              THB         700,000                07/12/05                        79
*USD          76,074              INR       3,400,000                07/29/05                     1,361
 USD          26,257              UAH         140,000                08/08/05                        17
*USD          72,923              TWD       2,300,000                11/21/05                     1,264
*USD          60,243              PHP       3,490,000                12/22/05                     1,802
 ZAR         200,000              USD          33,218                05/19/05                     1,406
                                                                                               --------
                                                                                                 25,383
                                                                                               --------

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
*ARS         160,000              USD          53,920                05/18/05                  $   (919)
*BRL         270,000              USD          93,314                07/06/05                    (5,777)
*CLP      60,100,000              USD         101,820                11/10/05                      (572)
*CZK         320,000              USD          13,625                04/05/05                      (186)
*IDR     246,000,000              USD          25,550                06/15/05                      (258)
*INR       2,450,000              USD          55,222                07/29/05                      (577)
*KRW      22,600,000              USD          22,124                05/26/05                      (116)
*MXN         200,000              USD          17,586                04/25/05                      (230)
*PLN         160,000              USD          50,601                04/05/05                      (154)
*SKK       1,090,000              USD          36,398                04/05/05                       (60)
*THB         700,000              USD          17,764                07/12/05                      (140)
*TRY         123,000              USD          84,602                04/19/05                    (5,662)
*TWD       2,300,000              USD          73,039                11/21/05                    (1,148)
*USD          13,884              CZK         320,000                04/05/05                       (72)
*USD          52,880              PLN         160,000                04/05/05                    (2,125)
*USD          37,273              SKK       1,090,000                04/05/05                      (815)
*USD          42,113              CHF          50,000                04/12/05                      (279)
*USD          65,554              EUR          50,000                04/27/05                      (703)

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
*USD          26,106              IDR     246,000,000                06/15/05                 $    (299)
 USD          44,080              RUB       1,210,000                06/15/05                      (731)
*USD         103,422              CLP      60,100,000                11/10/05                    (1,030)
 USD          23,482              BRL          70,000                02/16/06                      (203)
                                                                                              ---------
                                                                                                (22,056)
                                                                                              ---------
Net Unrealized Appreciation (Depreciation)                                                    $   3,327
                                                                                              =========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
IDR -- Indonesian Rupiah
ILS -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
PEN -- Peruvian Nuevo Sol
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- New Russian Ruble
SEK -- Swedish Krona
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- New Taiwan Dollar
UAH -- Ukraine Hryvna
USD -- United States Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             14.3%
U.S. Treasuries                                10.9%
Banks                                           5.7%
Insurance                                       5.5%
Repurchase Agreements                           5.2%
Drugs                                           4.3%
Health Services                                 4.0%
U.S. Government Agencies                        3.8%
Electronics                                     3.1%
Internet Content                                3.1%
Computer Software                               2.6%
Computers & Business Equipment                  2.6%
Retail                                          2.5%
Telecommunications                              2.5%
Energy Services                                 2.4%
Energy Sources                                  2.1%
Aerospace & Military Technology                 1.9%
Broadcasting & Media                            1.9%
Electrical Equipment                            1.9%
Medical Products                                1.8%
Electric Utilities                              1.6%
Leisure & Tourism                               1.6%
Apparel & Textiles                              1.5%
Machinery                                       1.5%
Corporate Short-Term Note                       1.4%
Food, Beverage & Tobacco                        1.2%
Multi-Industry                                  1.2%
Automotive                                      0.8%
Chemicals                                       0.7%
Transportation                                  0.7%
Computer Services                               0.6%
Metals & Minerals                               0.6%
Business Services                               0.5%
Foreign Government                              0.5%
Real Estate Investment Trusts                   0.4%
Household & Personal Products                   0.3%
Entertainment Products                          0.2%
Forest Products                                 0.2%
Housing & Household Durables                    0.2%
Real Estate Companies                           0.2%
Telephone                                       0.2%
Communication Equipment                         0.1%
Education                                       0.1%
Gas & Pipeline Utilities                        0.1%
Municipal Bonds                                 0.1%
Plastic                                         0.1%
                                               ----
                                               98.7%
                                               ====

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 54.6%

CONSUMER DISCRETIONARY -- 4.5%

APPAREL & TEXTILES -- 1.5%
Finish Line, Inc., Class A                                                                 17,800    $      412,070
Nike, Inc., Class B                                                                        42,715         3,558,587

AUTOMOTIVE -- 0.6%
Advanced Auto Parts, Inc.+                                                                 31,120         1,570,004

RETAIL -- 2.4%
Bed Bath & Beyond, Inc.+                                                                    9,000           328,860
Blue Nile, Inc.+                                                                            9,300           257,145
HNI Corp.                                                                                  23,100         1,038,345
Home Depot, Inc.                                                                            7,500           286,800
J.C. Penney Co., Inc.                                                                      17,720           920,023
Kohl's Corp.+                                                                              36,945         1,907,470
Staples, Inc.                                                                              12,010           377,474
Target Corp.                                                                                7,000           350,140
Wal-Mart Stores, Inc.                                                                      18,000           901,980
Williams-Sonoma, Inc.+                                                                      8,000           294,000
                                                                                                     --------------
                                                                                                         12,202,898
                                                                                                     --------------

CONSUMER STAPLES -- 1.1%

FOOD, BEVERAGE & TOBACCO -- 0.8%
Altria Group, Inc.                                                                          8,400           549,276
Coca-Cola Co.                                                                              12,000           500,040
Diageo, PLC Sponsored ADR                                                                   7,000           398,300
PepsiCo, Inc.                                                                               9,500           503,785
SunOpta, Inc.+                                                                             46,000           234,600

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Colgate-Palmolive Co.                                                                       6,000           313,020
Procter & Gamble Co.                                                                        8,200           434,600
                                                                                                     --------------
                                                                                                          2,933,621
                                                                                                     --------------

ENERGY -- 3.8%

ENERGY SERVICES -- 2.0%
BJ Services Co.                                                                            20,905         1,084,551
Hornbeck Offshore Services, Inc.+                                                          67,800         1,699,068
Schlumberger, Ltd.                                                                          4,200           296,016
Suncor Energy, Inc.                                                                        34,555         1,389,457
Todco, Class A+                                                                            40,100         1,036,184

ENERGY SOURCES -- 1.8%
ChevronTexaco Corp.                                                                         7,000           408,170
ConocoPhillips                                                                              2,500           269,600
Exxon Mobil Corp.                                                                          17,300         1,031,080

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Global Industries, Ltd.+                                                                  139,400    $    1,310,360
Murphy Oil Corp.                                                                           15,230         1,503,658
Transocean, Inc.+                                                                           8,000           411,680
                                                                                                     --------------
                                                                                                         10,439,824
                                                                                                     --------------

FINANCE -- 12.0%

BANKS -- 4.0%
Bank of America Corp.                                                                     101,890         4,493,349
Franklin Bank Corp.+                                                                       46,000           793,500
North Fork Bancorp., Inc.                                                                  12,000           332,880
Signature Bank+                                                                            61,300         1,625,063
U.S. Bancorp                                                                               17,000           489,940
Wells Fargo & Co.                                                                          51,625         3,087,175

FINANCIAL SERVICES -- 4.3%
American Express Co.                                                                       24,800         1,273,976
Capital One Financial Corp.                                                                10,000           747,700
CapitalSource, Inc.+                                                                        7,800           179,400
Citigroup, Inc.                                                                            22,833         1,026,115
Goldman Sachs Group, Inc.                                                                  28,900         3,178,711
International Securities Exchange, Inc.+                                                    2,200            57,200
J.P. Morgan Chase & Co.                                                                    12,600           435,960
MarketAxess Holdings, Inc.+                                                                43,500           485,895
Merrill Lynch & Co., Inc.                                                                  10,000           566,000
Morgan Stanley                                                                              5,100           291,975
Nelnet, Inc., Class A+                                                                     40,800         1,298,664
Piper Jaffray Cos.+                                                                        46,000         1,683,140
SLM Corp.                                                                                   6,435           320,720

INSURANCE -- 3.7%
Aetna, Inc.                                                                                68,430         5,128,829
Allstate Corp.                                                                             37,035         2,002,112
Berkshire Hathaway, Inc., Class B+                                                          1,066         3,044,496
                                                                                                     --------------
                                                                                                         32,542,800
                                                                                                     --------------

HEALTHCARE -- 9.7%

DRUGS -- 4.1%
Abbott Laboratories                                                                         8,000           372,960
Amgen, Inc.+                                                                                6,000           349,260
BioMarin Pharmaceutical, Inc.+                                                             16,100            82,915
Cypress Biosciences, Inc.+                                                                 38,600           352,804
Genentech, Inc.+                                                                           78,875         4,465,114
Integra LifeSciences Holdings Corp.+                                                       57,100         2,011,062
Invitrogen Corp.+                                                                          14,785         1,023,122
Medicines Co.+                                                                             38,600           874,676
Onyx Pharmaceuticals, Inc.+                                                                10,700           335,445
Par Pharmaceutical Cos., Inc.+                                                             16,100           538,384
Pfizer, Inc.                                                                               27,000           709,290

HEALTH SERVICES -- 3.8%
Cerner Corp.+                                                                               5,000           262,550
Pacificare Health Systems, Inc.+                                                            5,000           284,600

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Pediatrix Medical Group, Inc.+                                                              3,900    $      267,501
United Surgical Partners International, Inc.+                                               5,600           256,312
UnitedHealth Group, Inc.(1)                                                                92,820         8,853,171
Wellpoint, Inc.+                                                                            3,600           451,260

MEDICAL PRODUCTS -- 1.8%
Advanced Neuromodulation Systems, Inc.+                                                    35,100           941,031
Animas Corp.+                                                                              11,100           224,331
Becton Dickinson & Co.                                                                      5,000           292,100
Cardinal Health, Inc.                                                                       4,000           223,200
ID Biomedical Corp.+                                                                       16,100           245,686
Johnson & Johnson                                                                          11,800           792,488
LCA-Vision, Inc.                                                                           36,800         1,225,440
Medtronic, Inc.                                                                             3,000           152,850
St. Jude Medical, Inc.+                                                                     8,000           288,000
Vnus Medical Technologies+                                                                  6,700            77,586
Zimmer Holdings, Inc.+                                                                      5,000           389,050
                                                                                                     --------------
                                                                                                         26,342,188
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 7.0%

AEROSPACE & MILITARY TECHNOLOGY -- 1.7%
Alliant Techsystems, Inc.+                                                                 19,100         1,364,695
General Dynamics Corp.                                                                      4,000           428,200
Lockheed Martin Corp.                                                                      40,215         2,455,528
United Technologies Corp.                                                                   4,800           487,968

BUSINESS SERVICES -- 0.2%
Niku Corp.+                                                                                22,300           402,515
Xerox Corp.+                                                                               12,000           181,800

ELECTRICAL EQUIPMENT -- 1.9%
Ametek, Inc.                                                                               66,500         2,676,625
Roper Industries, Inc.                                                                     40,200         2,633,100

MACHINERY -- 1.5%
Dover Corp.                                                                                13,000           491,270
IDEX Corp.                                                                                 54,700         2,207,145
Nordson Corp.                                                                              36,600         1,347,612

MULTI-INDUSTRY -- 1.1%
3M Co.                                                                                      7,725           661,955
General Electric Co.                                                                       37,900         1,366,674
ITT Industries, Inc.                                                                        4,000           360,960
Tyco International, Ltd.                                                                   14,000           473,200

TRANSPORTATION -- 0.6%
C.H. Robinson Worldwide, Inc.                                                              23,100         1,190,343
United Parcel Service, Inc., Class B                                                        4,900           356,426
                                                                                                     --------------
                                                                                                         19,086,016
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 1.9%

BROADCASTING & MEDIA -- 0.9%
Comcast Corp., Class A+                                                                    13,000           439,140
News Corp., Class A                                                                        38,000           642,960

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Time Warner, Inc.+                                                                         30,000    $      526,500
Valassis Communications, Inc.+                                                             16,100           562,856
Viacom, Inc., Class B                                                                      10,000           348,300

LEISURE & TOURISM -- 1.0%
Applebee's International, Inc.                                                             45,950         1,266,382
Carnival Corp.                                                                             12,900           668,349
McDonald's Corp.                                                                            9,000           280,260
Outback Steakhouse, Inc.                                                                    7,365           337,243
Texas Roadhouse, Inc., Class A+                                                             4,000           112,320
                                                                                                     --------------
                                                                                                          5,184,310
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 13.5%

COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.                                                                              9,000           329,850

COMPUTER SERVICES -- 0.6%
Keane, Inc.+                                                                               38,600           502,958
Symantec Corp.+                                                                            50,000         1,066,500

COMPUTER SOFTWARE -- 2.6%
BMC Software, Inc.+                                                                        33,400           501,000
Electronic Arts, Inc.+                                                                     78,260         4,052,303
Lawson Software, Inc.+                                                                    147,000           867,300
Microsoft Corp.                                                                            34,000           821,780
Oracle Corp.+                                                                              25,000           312,000
Parametric Technology Corp.+                                                              115,300           644,527

COMPUTERS & BUSINESS EQUIPMENT -- 2.6%
Apple Computer, Inc.+                                                                     144,080         6,003,814
Dell, Inc.+                                                                                10,000           384,200
International Business Machines Corp.                                                       7,400           676,212

ELECTRONICS -- 3.1%
Applied Materials, Inc.+                                                                   17,000           276,250
Cypress Semiconductor Corp.+                                                               45,700           575,820
Energizer Holdings, Inc.+                                                                  31,545         1,886,391
Intel Corp.                                                                                17,740           412,100
L-3 Communications Holdings, Inc.                                                           6,000           426,120
Lam Research Corp.+                                                                        70,300         2,028,858
PMC-Sierra, Inc.+                                                                          39,000           343,200
Texas Instruments, Inc.                                                                    88,700         2,260,963
Vitesse Semiconductor Corp.+                                                               55,700           149,276

INTERNET CONTENT -- 3.1%
CNET Networks, Inc.+                                                                       76,700           724,048
eBay, Inc.+                                                                                99,300         3,699,918
SupportSoft, Inc.+                                                                         82,200           434,016
Yahoo!, Inc.+                                                                             105,700         3,583,230

TELECOMMUNICATIONS -- 1.4%
Alvarion, Ltd.+                                                                            76,700           735,553
BellSouth Corp.                                                                            12,000           315,480
Cisco Systems, Inc.+                                                                       17,700           316,653

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
JAMDAT Mobile, Inc.+                                                                          200    $        3,448
Motorola, Inc.                                                                             19,400           290,418
SafeNet, Inc.+                                                                             44,600         1,307,226
Tekelec+                                                                                   37,700           600,938
Verizon Communications, Inc.                                                                9,000           319,500
                                                                                                     --------------
                                                                                                         36,851,850
                                                                                                     --------------

MATERIALS -- 0.8%

CHEMICALS -- 0.4%
Dow Chemical Co.                                                                           13,000           648,050
du Pont (E.I.) de Nemours & Co.                                                             8,000           409,920

FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co.                                                                            5,000           342,500

METALS & MINERALS -- 0.3%
Worthington Industries, Inc.                                                               38,600           744,208
                                                                                                     --------------
                                                                                                          2,144,678
                                                                                                     --------------

UTILITIES -- 0.3%

ELECTRIC UTILITIES -- 0.3%
AES Corp.+                                                                                 49,080           803,930
                                                                                                     --------------
TOTAL COMMON STOCK (cost $122,834,442)                                                                  148,532,115
                                                                                                     --------------

PREFERRED STOCK -- 0.0%

FINANCE -- 0.0%

FINANCIAL SERVICES -- 0.0%
General Electric Capital Corp. 4.50% due 01/28/35(13)                                       2,000            45,000
Merrill Lynch & Co., Inc. 3.65%(2)                                                          1,731            43,050
                                                                                                     --------------
TOTAL PREFERRED STOCK (cost $92,775)                                                                         88,050
                                                                                                     --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.5%

FINANCE -- 6.5%

FINANCIAL SERVICES -- 6.5%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*                         $       33,333            33,427
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 04/20/05*                              330,000           321,041
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(3)                       75,000            79,179
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.81% due 11/25/34(2)(4)         267,898           267,193
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49% due
  02/25/35(2)(4)(5)                                                                       922,655           911,555
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(3)                                                                         760,000           745,941
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                       485,000           474,125
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                430,000           419,719
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10              485,000           475,419
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                    485,000           464,136
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                    300,000           293,344
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(3)            77,477            80,887
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08                           150,000           148,734

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08              $      485,000    $      480,161
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 04/01/05(3)(6)                                                                      760,000           740,240
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.69% due 04/01/05(4)(5)(6)                      750,000           751,875
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 04/14/05                     645,000           629,243
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*                       450,000           430,168
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                           145,000           141,829
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
  due 01/12/37(3)                                                                         450,000           440,870
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/11/30(3)                     210,000           224,541
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(3)               241,598           252,450
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.51% due 04/01/05(4)(5)(6)         790,745           783,394
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(3)                        300,000           316,059
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(3)                      1,010,000           982,700
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(3)           217,200           235,549
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39% due 10/15/35(3)          100,000           107,875
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                  485,000           469,033
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                         210,000           227,842
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                        218,000           227,730
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                       450,000           439,254
Residential Funding Mtg. Securities II, Inc., Series 2004-HI1 A3 3.05%
  due 07/25/16                                                                            197,000           192,456
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                485,000           470,146
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.59%
  due 01/25/35(2)(4)                                                                      875,179           864,299
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR1 1A1 4.57%
  due 02/25/35(2)(4)                                                                    1,527,772         1,529,605
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.57%
  due 03/25/35(2)(4)(5)                                                                   718,599           711,047
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54%
  due 04/01/05(4)(5)(6)                                                                   675,000           669,391
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                            485,000           478,526
World Omni Auto Receivables Trust, Series 2003-B A4 2.87% due 11/15/10                    185,000           179,606
                                                                                                     --------------
TOTAL ASSET-BACKED SECURITIES (cost $17,906,148)                                                         17,690,589
                                                                                                     --------------

BONDS & NOTES -- 28.2%

CONSUMER DISCRETIONARY -- 0.5%

AUTOMOTIVE -- 0.2%
Dana Corp. 7.00% due 03/01/29                                                              18,000            15,807
Ford Motor Co. 7.45% due 07/16/31                                                         380,000           343,743
General Motors Corp. 7.20% due 01/15/11                                                    57,000            51,458
General Motors Corp. 8.80% due 03/01/21                                                    45,000            40,481

HOUSING & HOUSEHOLD DURABLES -- 0.2%
American Standard, Inc. 5.50% due 04/01/15*                                                17,000            17,065
Centex Corp. 7.50% due 01/15/12                                                            20,000            22,375
Centex Corp. 7.88% due 02/01/11                                                           270,000           305,148
Lennar Corp. 7.63% due 03/01/09                                                           170,000           185,229
Pulte Homes, Inc. 8.13% due 03/01/11                                                      145,000           163,500

RETAIL -- 0.1%
Federated Department Stores, Inc. 6.90% due 04/01/29                                       21,000            22,494
Staples, Inc. 7.38% due 10/01/12                                                          125,000           142,386
Wal-Mart Stores, Inc. 4.00% due 01/15/10                                                   25,000            24,331
                                                                                                     --------------
                                                                                                          1,334,017
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Altria Group, Inc. 7.00% due 11/04/13                                              $      290,000    $      311,180
American Stores Co. 7.90% due 05/01/17                                                     10,000            11,411
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                             26,000            34,246
ConAgra Foods, Inc. 6.75% due 09/15/11                                                    190,000           208,813
Philip Morris Cos., Inc. 6.38% due 02/01/06                                               100,000           101,800
Tyson Foods, Inc. 8.25% due 10/01/11                                                      210,000           243,573

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Maytag Corp., Series MTN 5.00% due 05/15/15                                                52,000            45,405
                                                                                                     --------------
                                                                                                            956,428
                                                                                                     --------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                                  130,000           165,712
                                                                                                     --------------

ENERGY -- 0.6%

ENERGY SERVICES -- 0.4%
Enterprise Products Operating LP 5.00% due 03/01/15*                                       15,000            14,062
Enterprise Products Operating LP, Series B 4.63% due 10/15/09                             240,000           234,209
Enterprise Products Operating LP, Series B 6.65% due 10/15/34                             118,000           120,307
Hanover Compressor Co. 9.00% due 06/01/14                                                  15,000            16,050
Kerr-McGee Corp. 7.88% due 09/15/31                                                        36,000            40,621
Motiva Enterprises, LLC 5.20% due 09/15/12*                                               205,000           207,616
PacifiCorp, Series MBIA 6.38% due 05/15/08                                                150,000           158,653
Premcor Refining Group, Inc. 6.13% due 05/01/11                                           150,000           149,250
Seitel, Inc. 11.75% due 07/15/11                                                           10,000            11,250
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17           100,000           117,368

ENERGY SOURCES -- 0.2%

Alliant Energy Resources, Inc. 9.75% due 01/15/13                                         220,000           281,464
Calpine Corp. 4.75% due 11/15/23                                                           25,000            16,938
ConocoPhillips 7.00% due 03/30/29                                                          51,000            60,133
El Paso Production Holding Co. 7.75% due 06/01/13                                          45,000            45,562
Energy Corp. of America, Series A 9.50% due 05/15/07                                       41,000            39,565
Pemex Project Funding Master Trust 8.63% due 02/01/22                                      22,000            24,998
Sempra Energy 4.62% due 05/17/07                                                           28,000            28,111
                                                                                                     --------------
                                                                                                          1,566,157
                                                                                                     --------------

FINANCE -- 6.2%

BANKS -- 1.2%
American Express Centurion Bank 2.98% due 11/16/09(2)(5)                                   22,000            22,009
Bank of America Corp. 7.40% due 01/15/11                                                  830,000           935,695
BankBoston Capital Trust IV 3.56% due 06/08/28(2)                                          31,000            30,281
BB&T Corp. 4.75% due 10/01/12                                                             295,000           289,817
Credit Suisse First Boston 6.50% due 05/01/08*                                             22,000            23,170
First Maryland Capital II 3.59% due 02/01/27(2)                                            28,000            27,309
HSBC Bank USA 5.88% due 11/01/34                                                           47,000            47,309
Huntington National Bank 4.65% due 06/30/09                                               260,000           259,739
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                               25,000            26,257
Key Bank NA 4.10% due 06/30/05                                                             33,000            33,089
Key Bank NA 7.00% due 02/01/11                                                             13,000            14,432

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
MBNA America Bank NA 5.38% due 01/15/08                                            $      420,000    $      428,307
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                   320,000           324,256
National City Bank 3.38% due 10/15/07                                                      37,000            36,285
National City Corp. 7.20% due 05/15/05                                                    170,000           170,748
NCNB Corp. 9.38% due 09/15/09                                                              48,000            56,748
Popular North America, Inc. 4.25% due 04/01/08                                             43,000            42,712
Sovereign Bank 4.00% due 02/01/08                                                          36,000            35,570
Suntrust Bank 5.40% due 04/01/20                                                           29,000            28,968
U.S. Bancorp 7.50% due 06/01/26                                                           195,000           244,354
U.S. Bank NA 3.90% due 08/15/08                                                             4,000             3,933
Washington Mutual Bank FA 5.50% due 01/15/13                                               33,000            33,677
Wells Fargo & Co. 3.11% due 09/15/09(2)                                                    14,000            14,004
Wells Fargo & Co. 6.38% due 08/01/11                                                      230,000           249,442

FINANCIAL SERVICES -- 3.3%
Boeing Capital Corp. 6.50% due 02/15/12                                                   270,000           292,922
Capital One Financial Corp. 4.74% due 05/17/07                                             22,000            22,120
Caterpillar Financial Services Corp. 4.70% due 03/15/12                                    29,000            28,573
Citigroup, Inc. 5.00% due 09/15/14                                                        919,000           902,252
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*              80,000            84,800
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06                               54,000            54,902
Duke Capital, LLC 5.67% due 08/15/14                                                      150,000           150,846
Duke Capital, LLC 8.00% due 10/01/19                                                       36,000            42,709
ERAC USA Finance Co. 8.00% due 01/15/11*                                                  140,000           161,250
Farmers Exchange Capital 7.05% due 07/15/28*                                              470,000           490,777
Ford Motor Credit Co. 4.95% due 01/15/08                                                   36,000            34,527
Ford Motor Credit Co. 5.70% due 01/15/10                                                  230,000           216,650
Ford Motor Credit Co. 7.38% due 02/01/11                                                  140,000           139,095
Ford Motor Credit Co. 7.88% due 06/15/10                                                   28,000            28,506
General Electric Capital Corp., Series MTN 2.80% due 01/15/07                              35,000            34,214
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07                             36,000            36,779
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                            460,000           490,103
General Motors Acceptance Corp. 6.75% due 12/01/14                                         16,000            13,821
General Motors Corp. 8.38% due 07/15/33                                                   512,000           438,135
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                              250,000           270,535
Household Finance Corp. 6.38% due 10/15/11                                                611,000           660,063
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                              1,125,000         1,107,204
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                                 33,000            36,079
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                                170,000           186,119
J.P. Morgan Chase & Co. 7.88% due 06/15/10                                                 18,000            20,477
J.P. Morgan Chase Capital XV 5.88% due 03/15/35                                            17,000            16,417
John Deere Capital Corp. 3.88% due 03/07/07                                                66,000            65,621
Merrill Lynch & Co., Inc. 4.25% due 02/08/10                                               28,000            27,256
Morgan Stanley 4.00% due 01/15/10                                                           2,000             1,925
Morgan Stanley 4.75% due 04/01/14                                                         870,000           828,344
Morgan Stanley 6.75% due 04/15/11                                                         210,000           228,884
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                         147,776           154,755
PNC Funding Corp. 5.75% due 08/01/06                                                       32,000            32,708
Pricoa Global Funding I 4.35% due 06/15/08*                                                 2,000             1,996
Private Export Funding Corp. 6.62% due 10/01/05                                           220,000           223,502
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                                300,000           297,031

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
PX Escrow Corp. 9.63% due 02/01/06(7)                                              $       25,000    $       24,250
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                                     37,000            37,677
SB Treasury Co., LLC 9.40% due 06/30/08*(6)                                               250,000           281,417
TIAA Global Markets, Inc. 4.13% due 11/15/07*                                              27,000            26,851
Transamerica Finance Corp. 6.40% due 09/15/08                                              14,000            14,962
Wachovia Bank NA 4.88% due 02/01/15                                                       790,000           768,614

INSURANCE -- 1.7%
AAG Holding Co., Inc. 6.88% due 06/01/08                                                  130,000           134,795
ACE Capital Trust II 9.70% due 04/01/30                                                   240,000           328,012
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                 100,000           105,058
Allstate Corp. 7.20% due 12/01/09                                                          33,000            36,467
Allstate Financing II 7.83% due 12/01/45                                                   44,000            46,619
American Financial Group, Inc. 7.13% due 04/15/09                                         185,000           199,082
Americo Life, Inc. 7.88% due 05/01/13*                                                     19,000            19,945
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                             190,000           191,022
Equitable Cos., Inc. 7.00% due 04/01/28                                                   110,000           126,337
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                         75,000            73,889
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                     180,000           208,590
Fidelity National Financial, Inc. 7.30% due 08/15/11                                       52,000            55,828
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                                 270,000           310,912
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                    40,000            51,017
Liberty Mutual Group, Inc. 6.50% due 03/15/35*                                             14,000            13,466
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                          220,000           234,506
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08                                             60,000            58,281
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14                                            430,000           412,524
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12                                             60,000            62,705
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                     12,000            12,566
MONY Group, Inc. 7.45% due 12/15/05                                                       135,000           138,109
Ohio Casualty Corp. 7.30% due 06/15/14                                                     28,000            29,928
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11                              270,000           257,781
ReliaStar Financial Corp. 8.00% due 10/30/06                                              170,000           180,077
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                           200,000           205,232
Torchmark Corp. 6.25% due 12/15/06                                                        130,000           134,395
Travelers Property Casualty Corp. 6.38% due 03/15/33                                      240,000           247,637
Unitrin, Inc. 4.88% due 11/01/10                                                          195,000           189,548
W.R. Berkley Capital Trust 8.20% due 12/15/45                                             270,000           279,126
XL Capital, Ltd. 5.25% due 09/15/14                                                       205,000           202,294
                                                                                                     --------------
                                                                                                         16,899,527
                                                                                                     --------------

HEALTHCARE -- 0.4%

DRUGS -- 0.2%
Merck & Co., Inc. 2.50% due 03/30/07                                                       22,000            21,319
Pfizer, Inc. 2.50% due 03/15/07                                                            37,000            35,988
Pfizer, Inc. 4.65% due 03/01/18                                                            31,000            29,354
Schering-Plough Corp. 6.50% due 12/01/33                                                   21,000            23,496
Wyeth 6.95% due 03/15/11                                                                  357,000           391,506

HEALTH SERVICES -- 0.2%
Community Health Systems, Inc. 6.50% due 12/15/12*                                         15,000            14,625
Coventry Health Care, Inc. 6.13% due 01/15/15*                                             28,000            27,965
HCA, Inc. 6.95% due 05/01/12                                                               10,000            10,379

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Humana, Inc. 7.25% due 08/01/06                                                    $      310,000    $      321,139
Tenet Healthcare Corp. 6.50% due 06/01/12                                                  25,000            23,000
UnitedHealth Group, Inc. 7.50% due 11/15/05                                               260,000           265,175

MEDICAL PRODUCTS -- 0.0%
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(5)(12)                                15,000                 0
                                                                                                     --------------
                                                                                                          1,163,946
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 0.4%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                         130,000           140,728
Raytheon Co. 6.40% due 12/15/18                                                            36,000            38,874

BUSINESS SERVICES -- 0.2%
Erac USA Finance Co. 8.25% due 05/01/05*                                                   40,000            40,145
Hertz Corp. 4.70% due 10/02/06                                                              4,000             3,945
Hertz Corp. 6.90% due 08/15/14                                                             10,000             9,529
Hertz Corp. 7.63% due 06/01/12                                                             22,000            22,306
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                 400,000           405,204
PHH Corp. 6.00% due 03/01/08                                                               36,000            37,175

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*            30,000            30,010

TRANSPORTATION -- 0.1%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                                      26,000            32,821
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                                  125,408           141,126
Norfolk Southern Corp. 6.00% due 03/15/15                                                  34,000            33,117
Norfolk Southern Corp. 9.00% due 03/01/21                                                  27,000            36,368
Ryder System, Inc. 4.63% due 04/01/10                                                      29,000            28,737
                                                                                                     --------------
                                                                                                          1,000,085
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 1.7%

BROADCASTING & MEDIA -- 0.9%
AOL Time Warner, Inc. 6.88% due 05/01/12                                                  210,000           229,337
AOL Time Warner, Inc. 7.63% due 04/15/31                                                  360,000           422,916
Chancellor Media Corp. 8.00% due 11/01/08                                                 220,000           237,118
Charter Communications Holdings, LLC 11.13% due 01/15/11                                   40,000            32,300
Clear Channel Communications, Inc. 4.50% due 01/15/10                                     100,000            96,182
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                      35,000            44,929
Cox Communications, Inc. 5.45% due 12/15/14*                                              280,000           272,582
Cox Communications, Inc. 6.80% due 08/01/28                                                15,000            15,480
Cox Communications, Inc. 7.63% due 06/15/25                                                16,000            17,794
Cox Communications, Inc. 7.75% due 11/01/10                                               286,000           317,648
Liberty Media Corp. 4.51% due 09/17/06(2)                                                  31,000            31,412
Liberty Media Corp. 7.75% due 07/15/09                                                    230,000           247,863
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                       27,000            33,082
Turner Broadcasting, Inc. 8.38% due 07/01/13                                              120,000           142,893
USA Interactive 7.00% due 01/15/13                                                        265,000           280,654

ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co. 5.38% due 06/01/07                                                        380,000           386,523

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 0.6%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11               $      230,000    $      213,793
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10                     58,120            56,359
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 04/15/11                      120,000           121,717
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                           70,730            57,319
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                           20,602            21,141
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                   300,000           294,926
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                    62,161            58,996
Delta Air Lines, Inc. 10.00% due 08/15/08                                                  15,000             6,600
GTECH Holdings Corp. 4.50% due 12/01/09*                                                  120,000           117,381
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                           140,000           142,421
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                           260,000           295,040
Hilton Hotels Corp. 7.50% due 12/15/17                                                     24,000            27,510
Hilton Hotels Corp. 7.95% due 04/15/07                                                     44,000            46,965
MGM Mirage, Inc. 5.88% due 02/27/14                                                        25,000            23,594
Six Flags, Inc. 4.50% due 05/15/15                                                         10,000             9,262
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                        220,000           239,281
                                                                                                     --------------
                                                                                                          4,541,018
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 0.8%

TELECOMMUNICATIONS -- 0.8%
American Cellular Corp., Series B 10.00% due 08/01/11                                      60,000            55,200
AT&T Broadband Corp. 8.38% due 03/15/13                                                   380,000           451,529
AT&T Corp. 8.05% due 11/15/11                                                             160,000           181,800
AT&T Wireless Services, Inc. 7.35% due 03/01/06                                            51,000            52,583
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                           280,000           318,470
GTE Corp. 6.94% due 04/15/28                                                               11,000            11,897
iPCS, Inc. 11.50% due 05/01/12                                                             50,000            56,250
LCI International, Inc. 7.25% due 06/15/07                                                 80,000            75,400
SBC Communications, Inc. 5.10% due 09/15/14                                               420,000           409,366
Sprint Capital Corp. 6.13% due 11/15/08                                                   105,000           109,747
Sprint Capital Corp. 6.88% due 11/15/28                                                   161,000           172,365
Sprint Capital Corp. 7.63% due 01/30/11                                                   150,000           166,967
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(5)(8)                           20,000                 0
                                                                                                     --------------
                                                                                                          2,061,574
                                                                                                     --------------

MATERIALS -- 0.6%

CHEMICALS -- 0.3%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                          4,000             3,910
Ferro Corp. 9.13% due 01/01/09                                                            240,000           265,576
Lubrizol Corp. 4.63% due 10/01/09                                                         225,000           221,644
Lubrizol Corp. 6.50% due 10/01/34                                                         180,000           188,021
Packaging Corp. of America 5.75% due 08/01/13                                              29,000            28,714
Rohm & Haas Co. 7.85% due 07/15/29                                                         21,000            27,160

FOREST PRODUCTS -- 0.1%
Temple-Inland, Inc. 7.88% due 05/01/12                                                    280,000           316,071
Weyerhaeuser Co. 5.95% due 11/01/08                                                        64,000            66,728
Weyerhaeuser Co. 6.13% due 03/15/07                                                        14,000            14,486

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS -- 0.1%
Newmont Mining Corp. 5.88% due 04/01/35                                            $       32,000    $       31,358
Phelps Dodge Corp. 8.75% due 06/01/11                                                     190,000           227,516
Timken Co. 5.75% due 02/15/10                                                             140,000           143,079

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                      195,000           198,282
Sealed Air Corp. 5.63% due 07/15/13*                                                       30,000            30,343
Sealed Air Corp. 6.88% due 07/15/33*                                                       19,000            20,591
                                                                                                     --------------
                                                                                                          1,783,479
                                                                                                     --------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05                     225,000           228,751
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08            100,000           105,563
                                                                                                     --------------
                                                                                                            334,314
                                                                                                     --------------

REAL ESTATE -- 0.6%

REAL ESTATE COMPANIES -- 0.2%
EOP Operating LP 8.38% due 03/15/06                                                        38,000            39,509
Liberty Property LP 7.25% due 03/15/11                                                    145,000           159,342
Liberty Property LP 8.50% due 08/01/10                                                    135,000           155,754
Susa Partnership LP 6.95% due 07/01/06                                                     70,000            72,436

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                               310,000           347,996
Health Care Property Investors, Inc. 6.00% due 03/01/15                                   180,000           185,821
Health Care Property Investors, Inc. 6.45% due 06/25/12                                    90,000            96,674
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                          195,000           223,481
Regency Centers LP 7.75% due 04/01/09                                                      80,000            88,291
Spieker Properties LP 7.65% due 12/15/10                                                  210,000           237,329
                                                                                                     --------------
                                                                                                          1,606,633
                                                                                                     --------------

U.S. GOVERNMENT AGENCIES -- 3.8%

U.S. GOVERNMENT AGENCIES -- 3.8%
Federal Home Loan Bank 2.75% due 12/15/06                                                 105,000           103,098
Federal Home Loan Bank 2.88% due 05/23/06                                                 160,000           158,362
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07                                           106,000           104,203
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08                                           120,000           118,929
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14                                           105,000           102,641
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                           409,908           401,691
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34(14)                                       622,412           609,384
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                           265,467           259,911
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                           137,640           138,089
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                           195,240           200,082
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                            28,458            29,771
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(4)                         40,000            42,368
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                            21,957            22,855
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                            95,000           105,507
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(4)                          5,629             5,672
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                            51,703            54,471
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                             1,299             1,398

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25                                    $        3,091    $        3,325
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(4)                           7,267             7,278
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                             2,078             2,246
Federal National Mtg. Assoc. 3.25% due 06/28/06                                           107,000           106,147
Federal National Mtg. Assoc. 3.38% due 05/15/07                                            60,000            59,173
Federal National Mtg. Assoc. 3.41% due 08/30/07                                           105,000           103,002
Federal National Mtg. Assoc. 4.50% due 02/01/20                                           199,012           194,752
Federal National Mtg. Assoc. 4.50% due 02/01/35                                           149,723           142,158
Federal National Mtg. Assoc. 4.56% due 01/01/15                                           742,827           725,396
Federal National Mtg. Assoc. 5.00% due 03/01/18                                           271,600           271,748
Federal National Mtg. Assoc. 5.00% due 06/01/19                                            97,582            97,579
Federal National Mtg. Assoc. 5.00% due 03/01/20                                            98,831            98,828
Federal National Mtg. Assoc. 5.00% due 12/01/34                                           224,500           219,635
Federal National Mtg. Assoc. 5.50% due 03/01/18                                            97,156            99,118
Federal National Mtg. Assoc. 5.50% due 07/01/19                                           127,863           130,394
Federal National Mtg. Assoc. 5.50% due 12/01/19                                           110,010           112,188
Federal National Mtg. Assoc. 5.50% due 12/01/33                                           772,057           774,613
Federal National Mtg. Assoc. 5.50% due 06/01/34                                            84,853            85,035
Federal National Mtg. Assoc. 5.92% due 10/01/11                                           587,272           618,618
Federal National Mtg. Assoc. 5.94% due 11/01/11                                           722,704           762,087
Federal National Mtg. Assoc. 6.00% due April TBA                                          110,000           112,406
Federal National Mtg. Assoc. 6.00% due 06/01/17                                            67,699            69,955
Federal National Mtg. Assoc. 6.00% due 12/01/33                                           185,472           189,630
Federal National Mtg. Assoc. 6.00% due 05/01/34                                           137,138           140,210
Federal National Mtg. Assoc. 6.00% due 08/01/34                                           150,527           153,955
Federal National Mtg. Assoc. 6.06% due 09/01/11                                           222,095           235,202
Federal National Mtg. Assoc. 6.18% due 07/01/08                                            18,280            19,021
Federal National Mtg. Assoc. 6.27% due 11/01/07                                            50,142            51,874
Federal National Mtg. Assoc. 6.34% due 01/01/08                                            17,299            17,954
Federal National Mtg. Assoc. 6.36% due 07/01/08                                           106,482           110,848
Federal National Mtg. Assoc. 6.43% due 01/01/08                                            18,199            18,931
Federal National Mtg. Assoc. 6.50% due 07/01/08                                           523,104           540,384
Federal National Mtg. Assoc. 6.50% due 05/01/12                                             1,862             1,945
Federal National Mtg. Assoc. 6.50% due 09/01/32                                           217,974           226,626
Federal National Mtg. Assoc. 6.50% due 04/01/34                                           120,188           124,783
Federal National Mtg. Assoc. 6.59% due 08/01/11                                           289,385           312,335
Federal National Mtg. Assoc. 6.63% due 11/15/30                                            40,000            47,952
Federal National Mtg. Assoc. 6.80% due 01/01/07                                           112,998           116,562
Federal National Mtg. Assoc. 7.04% due 03/01/07                                            28,037            29,093
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(4)                       2,173             2,213
Government National Mtg. Assoc. 6.00% due 11/15/28                                        290,999           299,843
Government National Mtg. Assoc. 7.00% due 07/15/23                                            707               752
Government National Mtg. Assoc. 7.00% due 08/15/28                                         27,816            29,454
Government National Mtg. Assoc. 7.00% due 09/15/28                                         73,069            77,372
Government National Mtg. Assoc. 7.00% due 08/15/31                                         45,478            48,085
Government National Mtg. Assoc. 7.00% due 10/15/31                                         28,111            29,722
Government National Mtg. Assoc. 7.50% due 03/15/24                                          6,647             7,163
Government National Mtg. Assoc. 7.50% due 04/15/28                                         77,916            83,651
Government National Mtg. Assoc. 7.50% due 06/15/28                                          1,539             1,652
Government National Mtg. Assoc. 7.50% due 07/15/29                                         10,084            10,819
Government National Mtg. Assoc. 7.50% due 01/15/32                                         40,678            43,633
Government National Mtg. Assoc. 8.00% due 02/15/31                                         13,554            14,613
Government National Mtg. Assoc. 8.50% due 11/15/17                                          5,970             6,493
Government National Mtg. Assoc. 9.00% due 11/15/21                                          1,545             1,697
                                                                                                     --------------
                                                                                                         10,248,580
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS -- 10.9%

U.S. TREASURIES -- 10.9%
United States Treasury Bonds 5.38% due 02/15/31(9)                                 $    1,105,000    $    1,204,321
United States Treasury Bonds 5.50% due 08/15/28                                         1,200,000         1,303,594
United States Treasury Bonds 6.25% due 08/15/23(1)                                        980,000         1,141,049
United States Treasury Bonds 6.38% due 08/15/27                                         1,400,000         1,682,023
United States Treasury Bonds 6.63% due 02/15/27                                           400,000           492,875
United States Treasury Bonds 6.88% due 08/15/25                                         1,265,000         1,587,526
United States Treasury Bonds 7.13% due 02/15/23                                         1,500,000         1,900,078
United States Treasury Bonds 8.75% due 08/15/20                                         1,100,000         1,568,532
United States Treasury Notes 1.63% due 02/28/06                                         2,300,000         2,263,343
United States Treasury Notes 2.00% due 08/31/05                                           309,000           307,696
United States Treasury Notes 2.25% due 02/15/07                                             2,000             1,946
United States Treasury Notes 2.50% due 10/31/06                                             9,000             8,836
United States Treasury Notes 2.63% due 05/15/08                                            15,000            14,409
United States Treasury Notes 2.75% due 06/30/06                                         1,008,000           996,708
United States Treasury Notes 3.00% due 12/31/06                                            37,000            36,530
United States Treasury Notes 3.13% due 01/31/07                                            36,000            35,592
United States Treasury Notes 3.25% due 08/15/07                                         2,000,000         1,973,046
United States Treasury Notes 3.38% due 11/15/08                                         2,700,000         2,638,805
United States Treasury Notes 3.50% due 02/15/10                                            58,000            56,294
United States Treasury Notes 3.63% due 01/15/10                                            28,000            27,330
United States Treasury Notes 4.00% due 02/15/15                                            45,000            43,235
United States Treasury Notes 4.25% due 08/15/14                                            63,000            61,779
United States Treasury Notes 4.38% due 05/15/07                                           500,000           505,586
United States Treasury Notes 4.63% due 05/15/06                                            85,000            86,019
United States Treasury Notes 4.88% due 02/15/12                                            10,000            10,326
United States Treasury Notes 5.00% due 08/15/11                                             8,000             8,311
United States Treasury Notes 5.75% due 11/15/05(1)                                        300,000           304,559
United States Treasury Notes 5.88% due 11/15/05                                         1,900,000         1,930,430
United States Treasury Notes 6.25% due 02/15/07(1)                                        900,000           940,711
United States Treasury Notes 6.50% due 10/15/06(1)                                      2,675,000         2,786,703
United States Treasury Notes 6.50% due 02/15/10                                         1,400,000         1,541,586
United States Treasury Notes 7.00% due 07/15/06                                         2,080,000         2,167,913
                                                                                                     --------------
                                                                                                         29,627,691
                                                                                                     --------------

UTILITIES -- 1.2%

ELECTRIC UTILITIES -- 1.1%
AEP Texas North Co., Series B 5.50% due 03/01/13                                          110,000           112,140
AES Corp. 7.75% due 03/01/14                                                               40,000            41,300
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                            125,000           127,780
Arizona Public Service Co. 5.80% due 06/30/14                                             260,000           272,352
Carolina Power & Light Co. 5.15% due 04/01/15                                              14,000            13,929
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                     280,000           288,605
Duke Energy Corp. 4.20% due 10/01/08                                                      260,000           256,838
FirstEnergy Corp., Series C 7.38% due 11/15/31                                             18,000            20,389
FPL Group Capital, Inc. 4.09% due 02/16/07                                                 64,000            63,843
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10                                  12,711            13,945
NSTAR 8.00% due 02/15/10                                                                  130,000           147,822
Pepco Holdings, Inc. 5.50% due 08/15/07                                                   230,000           235,327
Progress Energy, Inc. 7.10% due 03/01/11                                                  280,000           307,094
PSE&G Power, LLC 3.75% due 04/01/09                                                       110,000           105,944
PSE&G Power, LLC 6.88% due 04/15/06                                                       140,000           143,950
Reliant Energy, Inc. 9.50% due 07/15/13                                                    25,000            27,187
Southern California Edison Co. 5.75% due 04/01/35                                          32,000            32,109
Southern California Edison Co. 6.38% due 01/15/06                                         230,000           234,279

                                                                                     PRINCIPAL           VALUE
                                                                                     AMOUNT(10)         (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Texas-New Mexico Power Co. 6.25% due 01/15/09                                      $      100,000    $      104,161
TXU Corp. 4.80% due 11/15/09*                                                             260,000           251,880
TXU Corp. 6.50% due 11/15/24*                                                             260,000           248,459
Virginia Electric and Power Co., Series A 5.75% due 03/31/06                               24,000            24,402

GAS & PIPELINE UTILITIES -- 0.1%
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05                                  45,000            45,429
Energen Corp., Series MTN 7.63% due 12/15/10                                              200,000           225,177
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                       50,000            39,500

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                            28,000            28,170
Verizon New York, Inc., Series B 7.38% due 04/01/32                                         7,000             7,857
                                                                                                     --------------
                                                                                                          3,419,868
                                                                                                     --------------
TOTAL BONDS & NOTES (cost $76,337,784)                                                                   76,709,029
                                                                                                     --------------

FOREIGN BONDS & NOTES -- 2.8%

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                 $      110,000           125,950
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                        70,000            84,700
SABMiller, PLC 6.63% due 08/15/33*                                                         16,000            17,540
                                                                                                     --------------
                                                                                                            228,190
                                                                                                     --------------

ENERGY -- 0.1%

ENERGY SOURCES -- 0.1%
Calpine Canada Energy Finance, ULC 8.50% due 05/01/08                                      25,000            17,750
Husky Oil, Ltd. 7.55% due 11/15/16                                                        140,000           160,403
Nexen, Inc. 5.88% due 03/10/35                                                             17,000            16,260
Nexen, Inc. 7.88% due 03/15/32                                                             18,000            21,962
                                                                                                     --------------
                                                                                                            216,375
                                                                                                     --------------

FINANCE -- 0.8%

BANKS -- 0.5%
HBOS, PLC 3.50% due 11/30/07*                                                              47,000            46,033
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                                300,000           350,241
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                   330,000           377,228
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09                                      120,000           127,341
Scotland International Finance BV 7.70% due 08/15/10*                                     300,000           338,194
Skandinaviska Enskilda Banken AB 5.47% due 03/01/15*(6)                                    29,000            29,010

FINANCIAL SERVICES -- 0.2%
Aiful Corp. 4.45% due 02/16/10*                                                           100,000            97,620
Credit National Interfinance BV 7.00% due 11/14/05                                        140,000           142,481
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                  365,000           392,963

INSURANCE -- 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                        15,000            14,550
XL Capital Finance, PLC 6.50% due 01/15/12                                                180,000           192,745
                                                                                                     --------------
                                                                                                          2,108,406
                                                                                                     --------------

                                                                                     PRINCIPAL            VALUE
                                                                                     AMOUNT(10)          (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FOREIGN GOVERNMENT BONDS -- 0.5%

FOREIGN GOVERNMENT -- 0.5%
Federal Republic of Brazil 8.00% due 04/15/14                                      $       38,995    $       38,605
Federal Republic of Brazil 11.00% due 08/17/40                                             60,000            66,780
Province of Quebec 7.50% due 09/15/29                                                      34,000            43,814
Republic of Argentina 3.01% due 08/03/12(2)                                                45,000            37,845
Republic of Panama 7.25% due 03/15/15                                                      10,000             9,925
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                          75,000           101,250
Republic of Turkey 9.00% due 06/30/11                                                      30,000            32,850
Republic of Uruguay 17.75% due 02/04/06                                            UYU  6,900,000           290,597
Republic of Venezuela 8.50% due 10/08/14                                                   15,000            14,775
Russian Federation 5.00% due 03/31/30*(7)                                                  38,000            39,045
Russian Federation 5.00% due 03/31/30(7)                                                  150,000           153,675
Russian Ministry of Finance, Series V 3.00% due 05/14/08                                   35,000            32,176
United Mexican States, Series MTNA 6.75% due 09/27/34                                     486,000           474,336
United Mexican States, Series MTNA 7.50% due 04/08/33                                      21,000            22,260
                                                                                                     --------------
                                                                                                          1,357,933
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 0.3%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                        245,017           255,284

BUSINESS SERVICES -- 0.1%
PSA Corp., Ltd. 7.13% due 08/01/05*                                                       160,000           161,735

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                         13,000            13,580

MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.13% due 01/15/09                                             15,000            15,744
Tyco International Group SA 6.38% due 02/15/06                                            170,000           173,000
Tyco International Group SA 6.38% due 10/15/11                                            120,000           128,106
Tyco International Group SA 6.75% due 02/15/11                                             30,000            32,507
Tyco International Group SA 7.00% due 06/15/28                                             17,000            19,298
                                                                                                     --------------
                                                                                                            799,254
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 0.1%

BROADCASTING & MEDIA -- 0.1%
Rogers Cable, Inc. 6.25% due 06/15/13                                                      90,000            87,300
Telenet Group Holding NV 11.50% due 06/15/14*(7)                                           60,000            45,375
                                                                                                     --------------
                                                                                                            132,675
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 0.3%

TELECOMMUNICATIONS -- 0.3%
Koninklijke (Royal) KPN NV 7.50% due 10/01/05                                              22,000            22,413
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                                     50,000            53,859
Telecom Italia Capital SA 4.00% due 01/15/10*                                              40,000            38,241
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                                350,000           358,416
Telecomunicaciones de Puerto Rico, Inc. 6.80% due 05/15/09                                 29,000            30,557
Telefonica Europe BV 7.75% due 09/15/10                                                   200,000           226,881
TELUS Corp. 7.50% due 06/01/07                                                             30,000            31,933
TELUS Corp. 8.00% due 06/01/11                                                             33,000            38,215
                                                                                                     --------------
                                                                                                            800,515
                                                                                                     --------------

                                                                                     PRINCIPAL           VALUE
                                                                                     AMOUNT(10)         (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

MATERIALS -- 0.2%

FOREST PRODUCTS -- 0.0%
Consumers International, Inc. 10.25% due 04/01/05+(5)(8)(12)                       $       25,000    $            2

METALS & MINERALS -- 0.2%
Alcan, Inc. 6.45% due 03/15/11                                                            100,000           109,106
ALROSA Finance SA 8.88% due 11/17/14*                                                     190,000           196,412
Barrick Gold Corp., Series A 5.80% due 11/15/34                                            18,000            18,162
Inco, Ltd. 7.20% due 09/15/32                                                             240,000           279,595
Noranda, Inc. 6.00% due 10/15/15                                                           60,000            61,524
                                                                                                     --------------
                                                                                                            664,801
                                                                                                     --------------

UTILITIES -- 0.4%

ELECTRIC UTILITIES -- 0.2%
Scottish Power, PLC 5.38% due 03/15/15                                                     29,000            28,930
Scottish Power, PLC 5.81% due 03/15/25                                                     34,000            33,698
Telecom Italia Capital SA 6.00% due 09/30/34*                                             490,000           474,483

TELEPHONE -- 0.2%
British Telecommunications, PLC 7.88% due 12/15/05                                          4,000             4,113
Deutsche Telekom International Finance BV 3.88% due 07/22/08                               70,000            68,615
Deutsche Telekom International Finance BV 8.50% due 06/15/10                              200,000           230,016
Deutsche Telekom International Finance BV 8.75% due 06/15/30                              256,000           334,810
                                                                                                     --------------
                                                                                                          1,174,665
                                                                                                     --------------
TOTAL FOREIGN BONDS & NOTES (cost $7,254,919)                                                             7,482,814
                                                                                                     --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $224,426,068)                                               250,502,597
                                                                                                     --------------

SHORT-TERM INVESTMENT SECURITIES -- 1.4%

CORPORATE SHORT-TERM NOTES -- 1.4%
Prudential Funding Corp. 2.77% due 04/01/05 (cost $3,800,000)(1)                        3,800,000         3,800,000
                                                                                                     --------------

REPURCHASE AGREEMENTS -- 5.2%

Agreement with State Street & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of
  $821,029 and collateralized by $720,000 of United States Treasury
  Bonds, bearing interest 6.25% , due 08/15/23 and having an approximate
  value of $842,920                                                                       821,000           821,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(1)(11)                 6,010,000         6,010,000
UBS Securities, LLC Joint Repurchase Agreement Account(1)(11)                           7,205,000         7,205,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $14,036,000)                                                           14,036,000
                                                                                                     --------------

TOTAL INVESTMENTS --
  (cost $242,262,068)@                                                     98.7%                        268,338,597
Other assets less liabilities --                                            1.3                           3,566,217
                                                                          -----                      --------------
NET ASSETS --                                                             100.0%                     $  271,904,814
                                                                          =====                      ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $7,441,918 representing 2.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.

(2) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(3)  Commercial Mortgage-Backed Security
(4)  Collateralized Mortgage Obligation
(5)  Fair valued security; see Note 2.
(6) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8)  Bond in default
(9)  The security or a portion thereof represents collateral for TBAs.
(10) Denominated in U.S. dollars unless otherwise indicated.
(11) See Note 2 for details of Joint Repurchase Agreement
(12) Illiquid security
(13) Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2005.
(14) The security or a portion thereof represents collateral for securities sold short.
ADR -- American Depository Receipt
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES SOLD SHORT -- (0.1%)

U.S. GOVERNMENT AGENCIES -- (0.1%)

U.S. GOVERNMENT AGENCIES -- (0.1%)
Federal Home Loan Mtg. Corp. 5.00% due April TBA (Proceeds ($218,988))             $     (225,000)   $     (220,078)
                                                                                                     --------------

OPEN FUTURES CONTRACTS

                                                                           VALUE AS OF        UNREALIZED
 NUMBER OF                                   EXPIRATION     VALUE AT        MARCH 31,        APPRECIATION
 CONTRACTS         DESCRIPTION                  DATE       TRADE DATE         2005          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
 17 Short     US Treasury 2YR Note            June 2005   $  3,528,760    $  3,517,141        $  11,619
 21 Short     US Treasury 5YR Note            June 2005      2,258,400       2,248,969            9,431
  5 Long      US Treasury 10YR Note           June 2005        549,004         546,328           (2,676)
                                                                                              ---------
                                                                                              $  18,374
                                                                                              =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  APPRECIATION
-----------------------------------------------------------------------------------------------------------
 CAD          70,000              USD          57,995                04/07/05                  $    126
*CHF         230,000              USD         196,159                04/12/05                     3,724
*COP     281,000,000              USD         118,216                07/01/05                       891
*EUR         240,000              USD         317,088                04/27/05                     5,802
*GBP          40,000              USD          75,493                04/28/05                        16
 JPY      21,500,000              USD         205,062                04/20/05                     4,222
*PHP      11,240,000              USD         201,608                12/22/05                     1,786
 SEK         400,000              USD          57,092                04/15/05                       503
 USD          57,865              PEN         190,000                04/07/05                       435
*USD         388,252              TRY         550,000                04/19/05                    15,366
*USD         250,896              MXN       2,850,000                04/25/05                     2,969
 USD         144,247              ILS         630,000                04/28/05                       265
*USD         272,314              ARS         810,000                05/18/05                     5,303
*USD          71,686              KRW      73,500,000                05/26/05                       645
 USD         163,581              PLN         520,000                06/15/05                       472
 USD         119,470              SKK       3,570,000                06/15/05                       123
*USD         116,353              COP     281,000,000                07/01/05                       972
*USD         289,376              BRL         840,000                07/06/05                    18,905
*USD          56,022              THB       2,200,000                07/12/05                       248
*USD         246,172              INR      11,000,000                07/29/05                     4,351
 USD          88,147              UAH         470,000                08/08/05                        56
*USD         237,793              TWD       7,500,000                11/21/05                     4,120
*USD         194,049              PHP      11,240,000                12/22/05                     5,774
 ZAR         740,000              USD         121,489                05/19/05                     3,785
                                                                                               --------
                                                                                                 80,859
                                                                                               --------

      CONTRACT                             IN                        DELIVERY              GROSS UNREALIZED
     TO DELIVER                       EXCHANGE FOR                     DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
*ARS         520,000              USD         175,273                05/18/05                 $  (2,951)
*BRL         840,000              USD         290,216                07/06/05                   (18,065)
*CLP     194,900,000              USD         330,199                11/10/05                    (1,851)
*CZK       1,080,000              USD          45,986                04/05/05                      (628)
*IDR     817,000,000              USD          84,857                06/15/05                      (855)
*INR       8,020,000              USD         180,760                07/29/05                    (1,894)
*KRW      73,500,000              USD          71,953                05/26/05                      (378)
*MXN         660,000              USD          58,032                04/25/05                      (758)
*PLN         520,000              USD         164,453                04/05/05                      (499)
*SKK       3,570,000              USD         119,211                04/05/05                      (197)
*THB       2,200,000              USD          55,830                07/12/05                      (440)
*TRY         420,000              USD         289,804                04/19/05                   (18,413)
*TWD       7,500,000              USD         238,180                11/21/05                    (3,733)
*USD          46,858              CZK       1,080,000                04/05/05                      (244)
*USD         171,858              PLN         520,000                04/05/05                    (6,906)
*USD         122,080              SKK       3,570,000                04/05/05                    (2,672)
*USD         134,662              CHF         160,000                04/12/05                      (795)
*USD         196,663              EUR         150,000                04/27/05                    (2,109)
*USD          37,742              GBP          20,000                04/28/05                        (4)
*USD          86,703              IDR     817,000,000                06/15/05                      (991)
 USD         131,148              RUB       3,600,000                06/15/05                    (2,176)
*USD         335,399              CLP     194,900,000                11/10/05                    (3,350)
 USD          77,155              BRL         230,000                02/16/06                      (668)
                                                                                              ---------
                                                                                                (70,577)
                                                                                              ---------
Net Unrealized Appreciation (Depreciation)                                                    $  10,282
                                                                                              =========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
IDR -- Indonesian Rupiah
ILS -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
PEN -- Peruvian Nuevo Sol
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- New Russian Ruble
SEK -- Swedish Krona
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- New Taiwan Dollar
UAH -- Ukraine Hryvna
USD -- United States Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED INCOME/EQUITY
PORTFOLIO                                  PORTFOLIO PORTFOLIO -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             18.1%
U.S. Treasuries                                17.1%
U.S. Government Agencies                        9.1%
Repurchase Agreements                           5.4%
Banks                                           5.1%
Insurance                                       4.9%
Health Services                                 2.7%
Broadcasting & Media                            2.3%
Electric Utilities                              2.3%
Telecommunications                              2.2%
Drugs                                           2.1%
Internet Content                                1.9%
Computers & Business Equipment                  1.8%
Retail                                          1.7%
Energy Sources                                  1.6%
Leisure & Tourism                               1.6%
Electronics                                     1.5%
Computer Software                               1.4%
Energy Services                                 1.4%
Food, Beverage & Tobacco                        1.4%
Multi-Industry                                  1.3%
Aerospace & Military Technology                 1.1%
Foreign Government                              1.0%
Apparel & Textiles                              0.9%
Corporate Short-Term Note                       0.9%
Medical Products                                0.9%
Chemicals                                       0.8%
Automotive                                      0.7%
Business Services                               0.6%
Metals & Minerals                               0.6%
Real Estate Investment Trusts                   0.6%
Electrical Equipment                            0.4%
Forest Products                                 0.4%
Household & Personal Products                   0.4%
Housing & Household Durables                    0.4%
Telephone                                       0.4%
Real Estate Companies                           0.3%
Transportation                                  0.3%
Entertainment Products                          0.2%
Gas & Pipeline Utilities                        0.2%
Machinery                                       0.2%
Municipal Bonds                                 0.2%
Plastic                                         0.2%
Communication Equipment                         0.1%
Education                                       0.1%
                                               ----
                                               98.8%
                                               ====

CREDIT QUALITY+#

Government - Treasury                          27.7%
Government - Agency                            14.0
AAA                                            14.9
AA                                              0.7
A                                              13.8
BBB                                            21.6
BB                                              2.3
B                                               0.8
CCC                                             0.3
CC                                              0.1
Not rated@                                      3.8
                                              -----
                                              100.0%
                                              =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
MULTI-MANAGED INCOME/EQUITY
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 30.1%

CONSUMER DISCRETIONARY -- 2.9%

APPAREL & TEXTILES -- 0.9%
Nike, Inc., Class B                                                                        25,145    $    2,094,830

AUTOMOTIVE -- 0.4%
Advanced Auto Parts, Inc.+                                                                 16,145           814,515

RETAIL -- 1.6%
Bed Bath & Beyond, Inc.+                                                                    9,000           328,860
Home Depot, Inc.                                                                            7,500           286,800
J.C. Penney Co., Inc.                                                                       9,945           516,345
Kohl's Corp.+                                                                              20,205         1,043,184
Staples, Inc.                                                                               6,740           211,838
Target Corp.                                                                                7,000           350,140
Wal-Mart Stores, Inc.                                                                      17,600           881,936
Williams-Sonoma, Inc.+                                                                      8,000           294,000
                                                                                                     --------------
                                                                                                          6,822,448
                                                                                                     --------------

CONSUMER STAPLES -- 1.1%

FOOD, BEVERAGE & TOBACCO -- 0.8%
Altria Group, Inc.                                                                          9,200           601,588
Coca-Cola Co.                                                                              12,000           500,040
Diageo, PLC Sponsored ADR                                                                   7,000           398,300
PepsiCo, Inc.                                                                               9,500           503,785

HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
Colgate-Palmolive Co.                                                                       6,000           313,020
Procter & Gamble Co.                                                                        7,600           402,800
                                                                                                     --------------
                                                                                                          2,719,533
                                                                                                     --------------

ENERGY -- 1.9%

ENERGY SERVICES -- 0.7%
BJ Services Co.                                                                            10,800           560,304
Schlumberger, Ltd.                                                                          4,200           296,016
Suncor Energy, Inc.                                                                        18,155           730,013

ENERGY SOURCES -- 1.2%
ChevronTexaco Corp.                                                                         7,000           408,170
ConocoPhillips                                                                              2,500           269,600
Exxon Mobil Corp.                                                                          17,300         1,031,080
Murphy Oil Corp.                                                                            7,865           776,511
Transocean, Inc.+                                                                           8,000           411,680
                                                                                                     --------------
                                                                                                          4,483,374
                                                                                                     --------------

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 7.1%

BANKS -- 2.3%
Bank of America Corp.                                                                      63,620    $    2,805,642
North Fork Bancorp., Inc.                                                                  12,000           332,880
U.S. Bancorp                                                                               17,000           489,940
Wells Fargo & Co.                                                                          29,930         1,789,814

FINANCIAL SERVICES -- 2.5%
American Express Co.                                                                       21,045         1,081,082
Capital One Financial Corp.                                                                10,000           747,700
Citigroup, Inc.                                                                            22,133           994,657
Goldman Sachs Group, Inc.                                                                  17,365         1,909,976
J.P. Morgan Chase & Co.                                                                    12,300           425,580
Merrill Lynch & Co., Inc.                                                                   9,000           509,400
Morgan Stanley                                                                              5,250           300,563
SLM Corp.                                                                                   3,335           166,216

INSURANCE -- 2.3%
Aetna, Inc.                                                                                38,990         2,922,301
Allstate Corp.                                                                             19,140         1,034,708
Berkshire Hathaway, Inc., Class B+                                                            550         1,570,800
                                                                                                     --------------
                                                                                                         17,081,259
                                                                                                     --------------

HEALTHCARE -- 5.0%

DRUGS -- 1.8%
Abbott Laboratories                                                                         8,000           372,960
Amgen, Inc.+                                                                                6,000           349,260
Genentech, Inc.+                                                                           44,185         2,501,313
Invitrogen Corp.+                                                                           7,462           516,370
Pfizer, Inc.                                                                               27,080           711,392

HEALTH SERVICES -- 2.3%
Pacificare Health Systems, Inc.+                                                            5,000           284,600
UnitedHealth Group, Inc.(1)                                                                49,195         4,692,219
Wellpoint, Inc.+                                                                            3,600           451,260

MEDICAL PRODUCTS -- 0.9%
Becton Dickinson & Co.                                                                      5,000           292,100
Cardinal Health, Inc.                                                                       4,000           223,200
Johnson & Johnson                                                                          11,600           779,056
Medtronic, Inc.                                                                             3,000           152,850
St. Jude Medical, Inc.+                                                                     8,000           288,000
Zimmer Holdings, Inc.+                                                                      5,000           389,050
                                                                                                     --------------
                                                                                                         12,003,630
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 2.8%

AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
General Dynamics Corp.                                                                      4,000           428,200
Lockheed Martin Corp.                                                                      22,650         1,383,009
United Technologies Corp.                                                                   4,800           487,968

BUSINESS SERVICES -- 0.1%
Xerox Corp.+                                                                               12,000           181,800

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT -- 0.4%
Ametek, Inc.                                                                               10,000    $      402,500
Roper Industries, Inc.                                                                      8,500           556,750

MACHINERY -- 0.2%
Dover Corp.                                                                                13,000           491,270

MULTI-INDUSTRY -- 1.1%
3M Co.                                                                                      4,110           352,186
General Electric Co.                                                                       38,500         1,388,310
ITT Industries, Inc.                                                                        4,000           360,960
Tyco International, Ltd.                                                                   13,500           456,300

TRANSPORTATION -- 0.1%
United Parcel Service, Inc., Class B                                                        4,500           327,330
                                                                                                     --------------
                                                                                                          6,816,583
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 1.3%

BROADCASTING & MEDIA -- 0.8%
Comcast Corp., Class A+                                                                    14,000           472,920
News Corp., Class A                                                                        38,000           642,960
Time Warner, Inc.+                                                                         30,000           526,500
Viacom, Inc., Class B                                                                      10,000           348,300

LEISURE & TOURISM -- 0.5%
Carnival Corp.                                                                             12,500           647,625
McDonald's Corp.                                                                            9,000           280,260
Outback Steakhouse, Inc.                                                                    3,820           174,918
                                                                                                     --------------
                                                                                                          3,093,483
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 7.2%

COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.                                                                              9,000           329,850

COMPUTER SOFTWARE -- 1.4%
Electronic Arts, Inc.+                                                                     44,250         2,291,265
Microsoft Corp.                                                                            34,900           843,533
Oracle Corp.+                                                                              25,000           312,000

COMPUTERS & BUSINESS EQUIPMENT -- 1.8%
Apple Computer, Inc.+                                                                      80,890         3,370,686
Dell, Inc.+                                                                                 9,900           380,358
International Business Machines Corp.                                                       7,300           667,074

ELECTRONICS -- 1.5%
Applied Materials, Inc.+                                                                   17,000           276,250
Energizer Holdings, Inc.+                                                                  16,420           981,916
Intel Corp.                                                                                17,900           415,817
L-3 Communications Holdings, Inc.                                                           6,000           426,120
Texas Instruments, Inc.                                                                    55,585         1,416,862

INTERNET CONTENT -- 1.9%
eBay, Inc.+                                                                                70,030         2,609,318
Yahoo!, Inc.+                                                                              54,635         1,852,126

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 0.5%
BellSouth Corp.                                                                            12,000    $      315,480
Cisco Systems, Inc.+                                                                       17,400           311,286
Motorola, Inc.                                                                             19,200           287,424
Verizon Communications, Inc.                                                                8,500           301,750
                                                                                                     --------------
                                                                                                         17,389,115
                                                                                                     --------------

MATERIALS -- 0.6%

CHEMICALS -- 0.4%
Dow Chemical Co.                                                                           13,000           648,050
du Pont (E.I.) de Nemours & Co.                                                             8,000           409,920

FOREST PRODUCTS -- 0.2%
Weyerhaeuser Co.                                                                            5,000           342,500
                                                                                                     --------------
                                                                                                          1,400,470
                                                                                                     --------------

UTILITIES -- 0.2%

ELECTRIC UTILITIES -- 0.2%
AES Corp.+                                                                                 27,540           451,105
                                                                                                     --------------
TOTAL COMMON STOCK (cost $58,260,772)                                                                    72,261,000
                                                                                                     --------------

PREFERRED STOCK -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
General Electric Capital Corp. 4.50% due 01/28/35(13)                                       5,000           112,500
Merrill Lynch & Co., Inc. 3.65%(2)                                                          4,002            99,530
                                                                                                     --------------
TOTAL PREFERRED STOCK (cost $223,800)                                                                       212,030
                                                                                                     --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.0%

FINANCE -- 10.0%

FINANCIAL SERVICES -- 10.0%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*                         $       40,000            40,112
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 04/19/05*                              440,000           428,055
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(3)                       80,000            84,457
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.81%
  due 11/25/34(2)(4)                                                                      352,732           351,804
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49%
  due 02/25/35(2)(4)(5)                                                                 1,230,207         1,215,406
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(3)                                                                       1,000,000           981,501
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                       885,000           865,156
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                475,000           463,643
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10              885,000           867,517
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                    885,000           846,929
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                    210,000           205,341
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(3)            85,225            88,976
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(3)                     251,720           263,285
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08                     885,000           876,170
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 04/01/05(3)(6)                                                                    1,000,000           974,000
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.69% due 04/01/05(4)(5)(6)                      975,000           977,437

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 04/14/05              $      320,000    $      312,736
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*                       850,000           812,540
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                           200,000           195,626
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
  due 01/12/37(3)                                                                         700,000           685,798
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(3)               161,065           168,300
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.51%
  due 04/01/05(4)(5)(6)                                                                 1,037,853         1,028,205
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(3)                      1,335,000         1,298,915
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(3)           434,400           471,098
Morgan Stanley Dean Witter Capital I, Series 2001-TOP51 A4 6.39% due 10/15/35(3)          200,000           215,751
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                  585,000           565,741
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(3)                   500,000           553,243
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                         210,000           227,842
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                        218,000           227,730
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                       350,000           341,642
Residential Funding Mtg. Securities II, Inc., Series 2004-HI1 A3 3.05%
  due 07/25/16                                                                            468,000           457,206
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                885,000           857,895
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.59%
  due 01/25/35(2)(4)                                                                    1,166,906         1,152,399
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR1 1A1 4.57%
  due 02/25/35(2)(4)                                                                    2,045,243         2,047,697
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.57%
  due 04/01/05(2)(4)(5)                                                                   940,085           930,205
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54%
  due 04/01/05(4)(5)(6)                                                                   875,000           867,730
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                            960,000           946,935
                                                                                                     --------------
TOTAL ASSET-BACKED SECURITIES (cost $24,300,122)                                                         23,895,023
                                                                                                     --------------

BONDS & NOTES -- 47.4%

CONSUMER DISCRETIONARY -- 0.8%

AUTOMOTIVE -- 0.3%
Dana Corp. 7.00% due 03/01/29                                                              41,000            36,005
Ford Motor Co. 7.45% due 07/16/31                                                         495,000           447,770
General Motors Corp. 7.20% due 01/15/11                                                   134,000           120,972
General Motors Corp. 8.80% due 03/01/21                                                   104,000            93,556

HOUSING & HOUSEHOLD DURABLES -- 0.4%
American Standard, Inc. 5.50% due 04/01/15*                                                40,000            40,152
Centex Corp. 7.50% due 01/15/12                                                            90,000           100,688
Centex Corp. 7.88% due 02/01/11                                                           290,000           327,752
Lennar Corp. 7.63% due 03/01/09                                                           230,000           250,604
Pulte Homes, Inc. 8.13% due 03/01/11                                                      185,000           208,604

RETAIL -- 0.1%
Federated Department Stores, Inc. 6.90% due 04/01/29                                       48,000            51,414
Staples, Inc. 7.38% due 10/01/12                                                          165,000           187,950
Wal-Mart Stores, Inc. 4.00% due 01/15/10                                                   60,000            58,395
                                                                                                     --------------
                                                                                                          1,923,862
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 0.6%

FOOD, BEVERAGE & TOBACCO -- 0.5%
Altria Group, Inc. 7.00% due 11/04/13                                              $      380,000    $      407,753
American Stores Co. 7.90% due 05/01/17                                                     22,000            25,104
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                             62,000            81,663
ConAgra Foods, Inc. 6.75% due 09/15/11                                                    260,000           285,744
Philip Morris Cos., Inc. 6.38% due 02/01/06                                               140,000           142,520
Tyson Foods, Inc. 8.25% due 10/01/11                                                      270,000           313,165
Revlon Consumer Products Corp. 8.63% due 02/01/08                                          10,000             9,225

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Maytag Corp., Series MTN 5.00% due 05/15/15                                               121,000           105,654
                                                                                                     --------------
                                                                                                          1,370,828
                                                                                                     --------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                                  170,000           216,700
                                                                                                     --------------

ENERGY -- 1.0%

ENERGY SERVICES -- 0.7%
Enterprise Products Operating LP 5.00% due 03/01/15*                                       35,000            32,810
Enterprise Products Operating LP, Series B 4.63% due 10/15/09                             320,000           312,278
Enterprise Products Operating LP, Series B 6.65% due 10/15/34                             176,000           179,442
Hanover Compressor Co. 9.00% due 06/01/14                                                  35,000            37,450
Kerr-McGee Corp. 7.88% due 09/15/31                                                        82,000            92,526
Motiva Enterprises, LLC 5.20% due 09/15/12*                                               265,000           268,382
PacifiCorp, Series MBIA 6.38% due 05/15/08                                                250,000           264,421
Premcor Refining Group, Inc. 6.13% due 05/01/11                                           200,000           199,000
Seitel, Inc. 11.75% due 07/15/11                                                           35,000            39,375
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17           125,000           146,710

ENERGY SOURCES -- 0.3%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                         290,000           371,021
Calpine Corp. 4.75% due 11/15/23                                                           75,000            50,813
ConocoPhillips 7.00% due 03/30/29                                                         118,000           139,132
El Paso Production Holding Co. 7.75% due 06/01/13                                         105,000           106,312
Energy Corp. of America, Series A 9.50% due 05/15/07                                       56,000            54,040
Pemex Project Funding Master Trust 8.63% due 09/22/05                                      50,000            56,812
Sempra Energy 4.62% due 05/17/07                                                           66,000            66,262
                                                                                                     --------------
                                                                                                          2,416,786
                                                                                                     --------------

FINANCE -- 9.7%

BANKS -- 2.0%
American Express Centurion Bank 2.98% due 11/16/09(2)(5)                                   51,000            51,021
Bank of America Corp. 7.40% due 01/15/11                                                1,090,000         1,228,805
BankBoston Capital Trust IV 3.56% due 06/08/05(2)                                          73,000            71,308
BB&T Corp. 4.75% due 10/01/12                                                             365,000           358,587
Credit Suisse First Boston 6.50% due 05/01/08*                                             51,000            53,711
First Maryland Capital II 3.59% due 02/01/27(2)                                            64,000            62,420
HSBC Bank USA 5.88% due 11/01/34                                                          109,000           109,718
Huntington National Bank 4.65% due 06/30/09                                               340,000           339,658
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                               58,000            60,917

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Key Bank NA 4.10% due 06/30/05                                                     $       78,000    $       78,210
Key Bank NA 7.00% due 02/01/11                                                             29,000            32,196
MBNA America Bank NA 5.38% due 01/15/08                                                   570,000           581,274
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                   430,000           435,719
National City Bank 3.38% due 10/15/07                                                      85,000            83,356
National City Corp. 7.20% due 05/15/05                                                    200,000           200,880
NCNB Corp. 9.38% due 09/15/09                                                              68,000            80,393
Popular North America, Inc. 4.25% due 04/01/08                                            100,000            99,329
Sovereign Bank 4.00% due 02/01/08                                                          85,000            83,985
Suntrust Bank 5.40% due 04/01/20                                                           67,000            66,925
U.S. Bancorp 7.50% due 06/01/26                                                           210,000           263,151
U.S. Bank NA 3.90% due 08/15/08                                                            14,000            13,766
Washington Mutual Bank FA 5.50% due 01/15/13                                               78,000            79,599
Wells Fargo & Co. 3.11% due 09/15/09(2)                                                    33,000            33,010
Wells Fargo & Co. 6.38% due 08/01/11                                                      300,000           325,359

FINANCIAL SERVICES -- 5.2%
Boeing Capital Corp. 6.50% due 02/15/12                                                   360,000           390,563
Capital One Financial Corp. 4.74% due 05/17/07                                             52,000            52,283
Caterpillar Financial Services Corp. 4.70% due 03/15/12                                    67,000            66,013
Citigroup, Inc. 5.00% due 09/15/14                                                      1,235,000         1,212,493
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*             180,000           190,800
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06                              127,000           129,121
Duke Capital, LLC 5.67% due 08/15/14                                                      200,000           201,128
Duke Capital, LLC 8.00% due 10/01/19                                                       85,000           100,841
ERAC USA Finance Co. 8.00% due 01/15/11*                                                  130,000           149,732
Farmers Exchange Capital 7.05% due 07/15/28*                                              580,000           605,640
Ford Motor Credit Co. 4.95% due 01/15/08                                                   85,000            81,522
Ford Motor Credit Co. 5.70% due 01/15/10                                                  315,000           296,716
Ford Motor Credit Co. 7.38% due 02/01/11                                                  180,000           178,836
Ford Motor Credit Co. 7.88% due 06/15/10                                                   66,000            67,194
General Electric Capital Corp., Series MTN 2.80% due 01/15/07                              87,000            85,047
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07                             85,000            86,838
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                            600,000           639,265
General Motors Acceptance Corp. 6.75% due 12/01/14                                         37,000            31,961
General Motors Corp. 8.38% due 07/15/33                                                   716,000           612,704
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                              500,000           541,071
Household Finance Corp. 6.38% due 10/15/11                                                865,000           934,460
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                              1,495,000         1,471,351
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                                 78,000            85,277
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                                210,000           229,912
J.P. Morgan Chase & Co. 7.88% due 06/15/10                                                 41,000            46,642
J.P. Morgan Chase Capital XV 5.88% due 03/15/35                                            39,000            37,663
John Deere Capital Corp. 3.88% due 03/07/07                                               152,000           151,128
Merrill Lynch & Co., Inc. 4.25% due 02/08/10                                               66,000            64,245
Morgan Stanley 4.00% due 01/15/10                                                           5,000             4,813
Morgan Stanley 4.75% due 04/01/14                                                       1,120,000         1,066,373
Morgan Stanley 6.75% due 04/15/11                                                         300,000           326,977
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                         180,833           189,374
PNC Funding Corp. 5.75% due 08/01/06                                                       80,000            81,769
Pricoa Global Funding I 4.35% due 06/15/08*                                                 7,000             6,986

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Private Export Funding Corp. 6.62% due 10/01/05                                    $      160,000    $      162,547
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                                390,000           386,141
PX Escrow Corp. 9.63% due 02/01/06(7)                                                      25,000            24,250
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                                     92,000            93,685
SB Treasury Co., LLC 9.40% due 06/30/08*(6)                                               330,000           371,470
TIAA Global Markets, Inc. 4.13% due 11/15/07*                                              69,000            68,618
Transamerica Finance Corp. 6.40% due 09/15/08                                              33,000            35,267
Wachovia Bank NA 4.88% due 02/01/15                                                     1,040,000         1,011,846

INSURANCE -- 2.5%
AAG Holding Co., Inc. 6.88% due 06/01/08                                                  160,000           165,902
ACE Capital Trust II 9.70% due 04/01/30                                                   320,000           437,349
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                 130,000           136,576
Allstate Corp. 7.20% due 12/01/09                                                          78,000            86,195
Allstate Financing II 7.83% due 12/01/45                                                   49,000            51,916
American Financial Group, Inc. 7.13% due 04/15/09                                         250,000           269,030
Americo Life, Inc. 7.88% due 05/01/13*                                                     44,000            46,188
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                             230,000           231,237
Equitable Cos., Inc. 7.00% due 04/01/28                                                   130,000           149,307
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                         80,000            78,815
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                     275,000           318,680
Fidelity National Financial, Inc. 7.30% due 08/15/11                                      122,000           130,981
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                                 340,000           391,519
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                    44,000            56,119
Liberty Mutual Group, Inc. 6.50% due 03/15/35*                                             31,000            29,817
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                          290,000           309,122
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08                                             80,000            77,708
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14                                            570,000           546,833
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12                                             80,000            83,607
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                     29,000            30,367
MONY Group, Inc. 7.45% due 12/15/05                                                       180,000           184,145
Ohio Casualty Corp. 7.30% due 06/15/14                                                     66,000            70,545
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11                              350,000           334,160
ReliaStar Financial Corp. 8.00% due 10/30/06                                              210,000           222,448
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                           250,000           256,541
Torchmark Corp. 6.25% due 12/15/06                                                        170,000           175,747
Travelers Property Casualty Corp. 6.38% due 03/15/33                                      310,000           319,864
Unitrin, Inc. 4.88% due 11/01/10                                                          265,000           257,591
W.R. Berkley Capital Trust 8.20% due 12/15/45                                             330,000           341,154
XL Capital, Ltd. 5.25% due 09/15/14                                                       305,000           300,975
                                                                                                     --------------
                                                                                                         23,454,297
                                                                                                     --------------

HEALTHCARE -- 0.7%

DRUGS -- 0.3%
Merck & Co., Inc. 2.50% due 03/30/07                                                       51,000            49,422
Pfizer, Inc. 2.50% due 03/15/07                                                            92,000            89,482
Pfizer, Inc. 4.65% due 03/01/18                                                            73,000            69,125
Schering-Plough Corp. 6.50% due 12/01/33                                                   50,000            55,942
Wyeth 6.95% due 03/15/11                                                                  490,000           537,361

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES -- 0.4%
Community Health Systems, Inc. 6.50% due 12/15/12*                                 $       40,000    $       39,000
Coventry Health Care, Inc. 6.13% due 01/15/15*                                             66,000            65,918
HCA, Inc. 6.95% due 05/01/12                                                               15,000            15,569
Humana, Inc. 7.25% due 08/01/06                                                           410,000           424,732
Tenet Healthcare Corp. 6.50% due 06/01/12                                                  60,000            55,200
UnitedHealth Group, Inc. 7.50% due 11/15/05                                               330,000           336,568

MEDICAL PRODUCTS -- 0.0%
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(5)(12)                                25,000                 0
                                                                                                     --------------
                                                                                                          1,738,319
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 0.7%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                         160,000           173,203
Raytheon Co. 6.40% due 12/15/18                                                            85,000            91,787

BUSINESS SERVICES -- 0.4%
Erac USA Finance Co. 8.25% due 05/01/05*                                                  110,000           110,398
Hertz Corp. 4.70% due 10/02/06                                                             12,000            11,835
Hertz Corp. 6.90% due 08/15/14                                                             24,000            22,871
Hertz Corp. 7.63% due 06/01/12                                                             51,000            51,709
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                 500,000           506,505
PHH Corp. 6.00% due 03/01/08                                                               85,000            87,775

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*            69,000            69,023

TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                                      61,000            77,003
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                                  158,850           178,760
Norfolk Southern Corp. 6.00% due 03/15/15                                                  78,000            75,974
Norfolk Southern Corp. 9.00% due 03/01/21                                                  64,000            86,206
Ryder System, Inc. 4.63% due 04/01/10                                                      66,000            65,401
                                                                                                     --------------
                                                                                                          1,608,450
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 2.7%

BROADCASTING & MEDIA -- 1.4%
AOL Time Warner, Inc. 6.88% due 05/01/12                                                  270,000           294,863
AOL Time Warner, Inc. 7.63% due 04/15/31                                                  480,000           563,887
Chancellor Media Corp. 8.00% due 11/01/08                                                 290,000           312,565
Charter Communications Holdings, LLC 11.13% due 01/15/11                                  100,000            80,750
Clear Channel Communications, Inc. 4.50% due 01/15/10                                     120,000           115,418
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                      50,000            64,185
Cox Communications, Inc. 5.45% due 12/15/14*                                              390,000           379,668
Cox Communications, Inc. 6.80% due 08/01/28                                                35,000            36,119
Cox Communications, Inc. 7.63% due 06/15/25                                                38,000            42,260
Cox Communications, Inc. 7.75% due 11/01/10                                               430,000           477,583
Liberty Media Corp. 4.51% due 09/17/06(2)                                                  73,000            73,970
Liberty Media Corp. 7.75% due 07/15/09                                                    290,000           312,523
Liberty Media Corp. 7.88% due 07/15/09                                                     30,000            32,471
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                       63,000            77,192
Turner Broadcasting, Inc. 8.38% due 07/01/13                                              160,000           190,523
USA Interactive 7.00% due 01/15/13                                                        350,000           370,675

ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co. 5.38% due 06/01/07                                                        500,000           508,582

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 1.1%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11               $      295,000    $      274,213
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10                     71,533            69,365
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 04/15/11                      200,000           202,863
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                          167,983           136,132
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                           41,205            42,282
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                   400,000           393,234
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                    58,017            55,063
Delta Air Lines, Inc. 10.00% due 08/15/08                                                  35,000            15,400
GTECH Holdings Corp. 4.50% due 12/01/09*                                                  165,000           161,398
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                           190,000           193,286
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                           340,000           385,821
Hilton Hotels Corp. 7.50% due 12/15/17                                                     54,000            61,898
Hilton Hotels Corp. 7.95% due 04/15/07                                                    102,000           108,874
MGM Mirage, Inc. 5.88% due 02/27/14                                                        60,000            56,625
Six Flags, Inc. 4.50% due 05/15/15                                                         15,000            13,894
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                        290,000           315,416
                                                                                                     --------------
                                                                                                          6,418,998
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 1.2%

TELECOMMUNICATIONS -- 1.2%
American Cellular Corp., Series B 10.00% due 08/01/11                                     150,000           138,000
AT&T Broadband Corp. 8.38% due 03/15/13                                                   400,000           475,293
AT&T Corp. 8.05% due 11/15/11                                                             210,000           238,613
AT&T Wireless Services, Inc. 7.35% due 03/01/06                                           118,000           121,664
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                           370,000           420,835
Continental Cablevision, Inc. 9.50% due 08/01/13                                          100,000           106,502
GTE Corp. 6.94% due 04/15/28                                                               25,000            27,039
iPCS, Inc. 11.50% due 05/01/12                                                            100,000           112,500
LCI International, Inc. 7.25% due 06/15/07                                                215,000           202,638
SBC Communications, Inc. 5.10% due 09/15/14                                               565,000           550,695
Sprint Capital Corp. 6.13% due 11/15/08                                                   175,000           182,912
Sprint Capital Corp. 6.88% due 11/15/28                                                   219,000           234,459
Sprint Capital Corp. 7.63% due 01/30/11                                                   190,000           211,491
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(5)(8)                           25,000                 0
                                                                                                     --------------
                                                                                                          3,022,641
                                                                                                     --------------

MATERIALS -- 1.0%

CHEMICALS -- 0.4%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                         14,000            13,686
Ferro Corp. 9.13% due 01/01/09                                                            320,000           354,102
Lubrizol Corp. 4.63% due 10/01/09                                                         295,000           290,599
Lubrizol Corp. 6.50% due 10/01/34                                                         240,000           250,695
Packaging Corp. of America 5.75% due 08/01/13                                              66,000            65,350
Rohm & Haas Co. 7.85% due 07/15/29                                                         52,000            67,253

FOREST PRODUCTS -- 0.2%
Temple-Inland, Inc. 7.88% due 05/01/12                                                    370,000           417,665
Weyerhaeuser Co. 5.95% due 11/01/08                                                        85,000            88,623
Weyerhaeuser Co. 6.13% due 03/15/07                                                        34,000            35,180

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS -- 0.2%
Newmont Mining Corp. 5.88% due 04/01/35                                            $       74,000    $       72,514
Phelps Dodge Corp. 8.75% due 06/01/11                                                     255,000           305,351
Timken Co. 5.75% due 02/15/10                                                             195,000           199,289

PLASTIC -- 0.2%
Sealed Air Corp. 5.38% due 04/15/08*                                                      245,000           249,123
Sealed Air Corp. 5.63% due 07/15/13*                                                       45,000            45,515
Sealed Air Corp. 6.88% due 07/15/33*                                                       44,000            47,684
                                                                                                     --------------
                                                                                                          2,502,629
                                                                                                     --------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05                     280,000           284,668
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08            100,000           105,563
                                                                                                     --------------
                                                                                                            390,231
                                                                                                     --------------

REAL ESTATE -- 0.9%

REAL ESTATE COMPANIES -- 0.3%
EOP Operating LP 8.38% due 03/15/06                                                        88,000            91,496
Liberty Property LP 7.25% due 03/15/11                                                    170,000           186,815
Liberty Property LP 8.50% due 08/01/10                                                    180,000           207,672
Susa Partnership LP 6.95% due 07/01/06                                                     90,000            93,132

REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                               370,000           415,350
Health Care Property Investors, Inc. 6.00% due 03/01/15                                   240,000           247,762
Health Care Property Investors, Inc. 6.45% due 06/25/12                                   120,000           128,899
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                          260,000           297,974
Regency Centers LP 7.75% due 04/01/09                                                     100,000           110,363
Spieker Properties LP 7.65% due 12/15/10                                                  280,000           316,439
                                                                                                     --------------
                                                                                                          2,095,902
                                                                                                     --------------

U.S. GOVERNMENT AGENCIES -- 8.7%

U.S. GOVERNMENT AGENCIES -- 8.7%
Federal Home Loan Bank 2.75% due 12/15/06                                                 235,000           230,742
Federal Home Loan Bank 2.88% due 05/23/06                                                 365,000           361,263
Federal Home Loan Bank 3.90% due 02/25/08                                                 205,000           203,384
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07                                           251,000           246,746
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08                                           280,000           277,500
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14                                           235,000           229,721
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                           992,410           972,516
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34(14)                                     1,519,726         1,487,918
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                           579,201           567,078
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                           275,279           276,177
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                           414,570           424,852
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                            56,916            59,542
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(4)                         60,000            63,552
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                            32,935            34,282
Federal Home Loan Mtg. Corp. 6.50% due 07/01/34                                            57,874            60,064
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                           300,000           333,182
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(4)                          7,205             7,260
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                           103,407           108,943
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(4)                          10,382            10,398

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                                    $       23,515    $       24,052
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                             2,238             2,419
Federal National Mtg. Assoc. 3.25% due 06/28/06                                           254,000           251,974
Federal National Mtg. Assoc. 3.38% due 05/15/07                                           130,000           128,208
Federal National Mtg. Assoc. 3.41% due 08/30/07                                           235,000           230,529
Federal National Mtg. Assoc. 4.50% due 02/01/35                                           249,286           236,690
Federal National Mtg. Assoc. 4.56% due 01/01/15                                           990,436           967,194
Federal National Mtg. Assoc. 5.00% due 03/01/18                                           659,599           659,958
Federal National Mtg. Assoc. 5.00% due 06/01/19                                           221,777           221,770
Federal National Mtg. Assoc. 5.00% due 12/01/34                                           997,778           976,152
Federal National Mtg. Assoc. 5.50% due 03/01/18                                           213,743           218,060
Federal National Mtg. Assoc. 5.50% due 07/01/19                                           298,347           304,252
Federal National Mtg. Assoc. 5.50% due 08/01/19                                           485,048           494,648
Federal National Mtg. Assoc. 5.50% due 09/01/19                                           485,048           494,648
Federal National Mtg. Assoc. 5.50% due 12/01/33                                         1,852,937         1,859,072
Federal National Mtg. Assoc. 5.50% due 05/01/34                                           286,691           287,640
Federal National Mtg. Assoc. 5.50% due 06/01/34                                           188,563           188,966
Federal National Mtg. Assoc. 5.92% due 10/01/11                                           209,740           220,935
Federal National Mtg. Assoc. 5.94% due 11/01/11                                           963,605         1,016,116
Federal National Mtg. Assoc. 6.00% due April TBA                                          485,000           495,609
Federal National Mtg. Assoc. 6.00% due 06/01/17                                           135,398           139,909
Federal National Mtg. Assoc. 6.00% due 12/01/33                                           505,832           517,171
Federal National Mtg. Assoc. 6.00% due 05/01/34                                           352,640           360,540
Federal National Mtg. Assoc. 6.00% due 08/01/34                                           301,053           307,909
Federal National Mtg. Assoc. 6.06% due 09/01/11                                            88,840            94,083
Federal National Mtg. Assoc. 6.11% due 05/01/11                                           393,541           418,523
Federal National Mtg. Assoc. 6.18% due 07/01/08                                           141,671           147,412
Federal National Mtg. Assoc. 6.27% due 11/01/07                                           168,660           174,484
Federal National Mtg. Assoc. 6.31% due 02/01/11                                           478,702           513,137
Federal National Mtg. Assoc. 6.34% due 01/01/08                                           108,117           112,211
Federal National Mtg. Assoc. 6.36% due 07/01/08                                           106,482           110,848
Federal National Mtg. Assoc. 6.43% due 01/01/08                                           127,393           132,518
Federal National Mtg. Assoc. 6.50% due 09/01/11                                           330,033           342,851
Federal National Mtg. Assoc. 6.50% due 09/01/32                                           484,386           503,613
Federal National Mtg. Assoc. 6.50% due 04/01/34                                           293,793           305,025
Federal National Mtg. Assoc. 6.59% due 11/01/07                                            90,814            94,529
Federal National Mtg. Assoc. 6.63% due 11/15/30                                            85,000           101,898
Federal National Mtg. Assoc. 7.04% due 03/01/07                                            33,134            34,383
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(4)                       4,528             4,611
Government National Mtg. Assoc. 6.00% due 09/15/32                                         92,523            95,246
Government National Mtg. Assoc. 6.00% due 12/15/33                                        628,424           646,928
Government National Mtg. Assoc. 7.00% due 12/15/22                                          3,707             3,941
Government National Mtg. Assoc. 7.00% due 01/15/23                                            703               747
Government National Mtg. Assoc. 7.00% due 01/15/28                                         85,408            90,437
Government National Mtg. Assoc. 7.00% due 09/15/28                                         82,524            87,384
Government National Mtg. Assoc. 7.00% due 07/15/31                                        105,285           111,321
Government National Mtg. Assoc. 7.00% due 03/15/32                                         12,071            12,763
Government National Mtg. Assoc. 7.50% due 12/15/22                                          1,644             1,775
Government National Mtg. Assoc. 7.50% due 01/15/26                                         98,122           105,491
Government National Mtg. Assoc. 7.50% due 01/15/32                                        101,694           109,082
Government National Mtg. Assoc. 8.00% due 11/15/31                                         21,125            22,776
Government National Mtg. Assoc. 8.50% due 11/15/17                                          2,216             2,409
Government National Mtg. Assoc. 8.50% due 11/15/17                                          5,428             5,903
Government National Mtg. Assoc. 9.00% due 11/15/21                                          1,670             1,835
                                                                                                     --------------
                                                                                                         20,947,705
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS -- 17.1%

U.S. TREASURIES -- 17.1%
United States Treasury Bonds 5.38% due 02/15/31(9)                                 $    2,610,000    $    2,844,595
United States Treasury Bonds 5.50% due 08/15/28                                         1,500,000         1,629,492
United States Treasury Bonds 6.25% due 08/15/23(1)                                      2,515,000         2,928,305
United States Treasury Bonds 6.38% due 08/15/27                                           500,000           600,722
United States Treasury Bonds 6.63% due 02/15/27                                           600,000           739,313
United States Treasury Bonds 6.88% due 08/15/25                                         2,810,000         3,526,440
United States Treasury Bonds 7.13% due 02/15/23                                         1,550,000         1,963,414
United States Treasury Bonds 7.88% due 02/15/21                                           350,000           467,387
United States Treasury Bonds 8.75% due 08/15/20                                           700,000           998,157
United States Treasury Bonds 9.25% due 02/15/16                                           600,000           837,375
United States Treasury Notes 1.63% due 02/28/06                                         2,000,000         1,968,124
United States Treasury Notes 2.00% due 08/31/05                                           776,000           772,726
United States Treasury Notes 2.25% due 02/15/07                                             6,000             5,836
United States Treasury Notes 2.50% due 10/31/06                                            23,000            22,580
United States Treasury Notes 2.63% due 05/15/08                                            19,000            18,252
United States Treasury Notes 2.75% due 06/30/06                                         2,021,000         1,998,366
United States Treasury Notes 3.00% due 12/31/06                                            86,000            84,908
United States Treasury Notes 3.13% due 01/31/07                                            85,000            84,037
United States Treasury Notes 3.25% due 08/15/07                                         3,500,000         3,452,831
United States Treasury Notes 3.38% due 11/15/08                                         1,500,000         1,466,367
United States Treasury Notes 3.38% due 10/15/09                                            47,000            45,506
United States Treasury Notes 3.50% due 02/15/10                                           135,000           131,029
United States Treasury Notes 3.63% due 01/15/10                                            66,000            64,420
United States Treasury Notes 3.88% due 02/15/13                                            65,000            62,743
United States Treasury Notes 4.00% due 02/15/15                                           106,000           101,843
United States Treasury Notes 4.63% due 05/15/06                                           245,000           247,938
United States Treasury Notes 4.88% due 02/15/12                                            75,000            77,446
United States Treasury Notes 5.00% due 02/15/11                                            23,000            23,893
United States Treasury Notes 5.75% due 11/15/05(1)                                        500,000           507,598
United States Treasury Notes 5.88% due 11/15/05                                         2,150,000         2,184,434
United States Treasury Notes 6.25% due 02/15/07                                         1,500,000         1,567,851
United States Treasury Notes 6.50% due 10/15/06(1)                                      2,890,000         3,010,680
United States Treasury Notes 6.50% due 02/15/10                                         1,200,000         1,321,360
United States Treasury Notes 6.75% due 05/15/05(1)                                      2,000,000         2,009,454
United States Treasury Notes 6.88% due 05/15/06                                           246,000           254,965
United States Treasury Notes 7.00% due 07/15/06                                         2,860,000         2,980,881
                                                                                                     --------------
                                                                                                         41,001,268
                                                                                                     --------------

UTILITIES -- 2.0%

ELECTRIC UTILITIES -- 1.8%
AEP Texas North Co., Series B 5.50% due 03/01/13                                          170,000           173,307
AES Corp. 7.75% due 03/01/14                                                              110,000           113,575
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                            160,000           163,558
Arizona Public Service Co. 5.80% due 06/30/14                                             340,000           356,153
Carolina Power & Light Co. 5.15% due 04/01/15                                              33,000            32,832
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                     370,000           381,371
Duke Energy Corp. 4.20% due 10/01/08                                                      350,000           345,743
FirstEnergy Corp., Series C 7.38% due 11/15/31                                             41,000            46,441
FPL Group Capital, Inc. 4.09% due 02/16/07                                                151,000           150,629
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10                                  30,105            33,028
NSTAR 8.00% due 02/15/10                                                                  170,000           193,306
Pepco Holdings, Inc. 5.50% due 08/15/07                                                   280,000           286,485

                                                                                      PRINCIPAL          VALUE
                                                                                     AMOUNT (10)        (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Progress Energy, Inc. 7.10% due 03/01/11                                           $      350,000    $      383,867
PSE&G Power, LLC 3.75% due 04/01/09                                                       140,000           134,838
PSE&G Power, LLC 6.88% due 04/15/06                                                       180,000           185,078
Reliant Energy, Inc. 9.50% due 07/15/13                                                    50,000            54,375
Southern California Edison Co. 5.75% due 04/01/35                                          74,000            74,252
Southern California Edison Co. 6.38% due 01/15/06                                         300,000           305,582
Texas-New Mexico Power Co. 6.25% due 01/15/09                                             140,000           145,825
TXU Corp. 4.80% due 11/15/09*                                                             350,000           339,070
TXU Corp. 6.50% due 11/15/24*                                                             350,000           334,463
Virginia Electric and Power Co., Series A 5.75% due 03/31/06                               59,000            59,989

GAS & PIPELINE UTILITIES -- 0.2%
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05                                  60,000            60,573
Energen Corp., Series MTN 7.63% due 12/15/10                                              260,000           292,730
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                      125,000            98,750

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                            66,000            66,401
Verizon New York, Inc., Series B 7.38% due 04/01/32                                        19,000            21,323
                                                                                                     --------------
                                                                                                          4,833,544
                                                                                                     --------------
TOTAL BONDS & NOTES (cost $113,418,007)                                                                 113,942,160
                                                                                                     --------------

FOREIGN BONDS & NOTES -- 4.5%

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                        245,000           280,525
                                                                                                     --------------
SABMiller, PLC 6.63% due 08/15/33*                                                         37,000            40,560
                                                                                                     --------------
                                                                                                            321,085
                                                                                                     --------------

ENERGY -- 0.1%

ENERGY SOURCES -- 0.1%
Calpine Canada Energy Finance, ULC 8.50% due 05/01/08                                      50,000            35,500
Husky Oil, Ltd. 7.55% due 11/15/16                                                        160,000           183,318
Nexen, Inc. 5.88% due 03/10/35                                                             39,000            37,303
Nexen, Inc. 7.88% due 03/15/32                                                             41,000            50,024
                                                                                                     --------------
                                                                                                            306,145
                                                                                                     --------------

FINANCE -- 1.2%

BANKS -- 0.8%
HBOS, PLC 3.50% due 11/30/07*                                                             110,000           107,736
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                                380,000           443,639
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                   410,000           468,677
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09                                      330,000           350,188
Scotland International Finance BV 7.70% due 08/15/10*                                     300,000           338,195
Skandinaviska Enskilda Banken AB 5.47% due 03/23/15*(6)                                    67,000            67,023

FINANCIAL SERVICES -- 0.3%
Aiful Corp. 4.45% due 02/16/10*                                                           100,000            97,620
Credit National Interfinance BV 7.00% due 11/14/05                                        130,000           132,304
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                  470,000           506,007

                                                                                      PRINCIPAL          VALUE
                                                                                     AMOUNT (10)        (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                $       30,000    $       29,100
XL Capital Finance, PLC 6.50% due 01/15/12                                                215,000           230,223
                                                                                                     --------------
                                                                                                          2,770,712
                                                                                                     --------------

FOREIGN GOVERNMENT BONDS -- 1.0%

FOREIGN GOVERNMENT -- 1.0%
Federal Republic of Brazil 8.00% due 04/15/14                                              94,701            93,754
Federal Republic of Brazil 11.00% due 08/17/40                                            140,000           155,820
Province of Quebec 7.50% due 09/15/29                                                      81,000           104,381
Republic of Argentina 3.01% due 08/03/12(2)                                               105,000            88,305
Republic of Panama 7.25% due 03/15/15                                                      15,000            14,888
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                         105,000           141,750
Republic of Turkey 9.00% due 06/30/11                                                      75,000            82,125
Republic of Uruguay 17.75% due 02/04/06(5)                                         UYU  9,200,000           387,463
Republic of Venezuela 8.50% due 10/08/14                                                   40,000            39,400
Russian Federation 5.00% 03/31/30(7)                                                      521,000           534,247
Russian Ministry of Finance, Series V 3.00% due 05/14/08                                   85,000            78,140
United Mexican States, Series MTNA 6.75% due 09/27/34                                     667,000           650,992
United Mexican States, Series MTNA 7.50% due 04/08/33                                      47,000            49,820
                                                                                                     --------------
                                                                                                          2,421,085
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 0.4%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                        308,038           320,945

BUSINESS SERVICES -- 0.1%
PSA Corp., Ltd. 7.13% due 08/01/05*                                                       200,000           202,168

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                         29,000            30,293

MULTI-INDUSTRY -- 0.2%
Tyco International Group SA 6.13% due 01/15/09                                             15,000            15,744
Tyco International Group SA 6.38% due 02/15/06                                            210,000           213,706
Tyco International Group SA 6.38% due 10/15/11                                            185,000           197,497
Tyco International Group SA 6.75% due 02/15/11                                             45,000            48,761
Tyco International Group SA 7.00% due 06/15/28                                             40,000            45,407
                                                                                                     --------------
                                                                                                          1,074,521
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 0.1%

BROADCASTING & MEDIA -- 0.1%
Rogers Cable, Inc. 6.25% due 06/15/13                                                     115,000           111,550
Telenet Group Holding NV 11.50% due 06/15/14*(7)                                          150,000           113,437
                                                                                                     --------------
                                                                                                            224,987
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 0.5%

TELECOMMUNICATIONS -- 0.5%
Koninklijke (Royal) KPN NV 7.50% due 10/01/05                                              53,000            53,995
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                                     55,000            59,245
Telecom Italia Capital SA 4.00% due 01/15/10*                                              93,000            88,910

                                                                                      PRINCIPAL          VALUE
                                                                                     AMOUNT (10)        (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                         $      450,000    $      460,820
Telecomunicaciones de Puerto Rico, Inc. 6.80% due 05/15/09                                 67,000            70,599
Telefonica Europe BV 7.75% due 09/15/10                                                   260,000           294,945
TELUS Corp. 7.50% due 06/01/07                                                             69,000            73,445
TELUS Corp. 8.00% due 06/01/11                                                             78,000            90,327
                                                                                                     --------------
                                                                                                          1,192,286
                                                                                                     --------------

MATERIALS -- 0.4%

FOREST PRODUCTS -- 0.0%
Consumers International, Inc. 10.25% due 04/01/05+(5)(8)(12)                               20,000                 2

METALS & MINERALS -- 0.4%
Alcan, Inc. 6.45% due 03/15/11                                                            130,000           141,838
ALROSA Finance SA 8.88% due 11/17/14*                                                     240,000           248,100
Barrick Gold Corp., Series A 5.80% due 11/15/34                                            41,000            41,369
Inco, Ltd. 7.20% due 09/15/32                                                             320,000           372,793
Noranda, Inc. 6.00% due 10/15/15                                                          139,000           142,530
                                                                                                     --------------
                                                                                                            946,632
                                                                                                     --------------

UTILITIES -- 0.7%

ELECTRIC UTILITIES -- 0.3%
Scottish Power, PLC 5.38% due 03/15/15                                                     67,000            66,840
Scottish Power, PLC 5.81% due 03/15/25                                                     79,000            78,297
Telecom Italia Capital SA 6.00% due 09/30/34*                                             650,000           629,416

TELEPHONE -- 0.4%
British Telecommunications, PLC 7.88% due 12/15/05                                         14,000            14,397
Deutsche Telekom International Finance BV 3.88% due 07/22/08                               20,000            19,604
Deutsche Telekom International Finance BV 8.50% due 06/15/10                              330,000           379,527
Deutsche Telekom International Finance BV 8.75% due 06/15/30                              362,000           473,442
                                                                                                     --------------
                                                                                                          1,661,523
                                                                                                     --------------
TOTAL FOREIGN BONDS & NOTES (cost $10,642,840)                                                           10,918,976
                                                                                                     --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $206,845,541)                                               221,229,189
                                                                                                     --------------

SHORT-TERM INVESTMENT SECURITIES -- 1.3%

CORPORATE SHORT-TERM NOTES -- 0.9%

Prudential Funding Corp. 2.77% due 04/01/05(1)                                          2,100,000         2,100,000
                                                                                                     --------------

U.S. GOVERNMENT AGENCIES -- 0.4%

Federal Home Loan Mtg. Disc. Notes 2.54% due 04/01/05(1)                                1,100,000         1,100,000
                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,200,000)                                                  3,200,000
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.4%

Agreement with State Street & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of
  $849,029 and collateralized by $770,000 of United States Treasury
  Bonds, bearing interest at 6.25%, due 08/15/23 and having an
  approximate value of $866,334                                                    $      849,000    $      849,000
State Street Bank & Trust Co.Joint Repurchase Agreement Account(1)(11)                  1,569,000         1,569,000
UBS Securities, LLC Joint Repurchase Agreement Account(1)(11)                          10,600,000        10,600,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $13,018,000)                                                           13,018,000
                                                                                                     --------------

TOTAL INVESTMENTS --
  (cost $223,063,541)@                                                     98.8%                        237,447,189
Other assets less liabilities --                                            1.2                           2,768,212
                                                                          -----                      --------------
NET ASSETS --                                                             100.0%                     $  240,215,401
                                                                          =====                      ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $10,274,636 representing 4.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(3)  Commercial Mortgage-Backed Security
(4)  Collateralized Mortgage Obligation
(5)  Fair valued security; see Note 2.
(6) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8)  Bond in default
(9)  The security or a portion thereof represents collateral for TBAs.
(10) Denominated in U.S. dollars unless otherwise indicated.
(11) See Note 2 for details of Joint Repurchase Agreement
(12) Illiquid security
(13) Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2005.
(14) The security or a portion thereof represents collateral for securities sold short.
ADR  -- American Depository Receipt
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES SOLD SHORT -- (0.4%)

U.S. GOVERNMENT AGENCIES -- (0.4%)

U.S. Government Agencies - (0.4%)
Federal Home Loan Mtg. Corp. 5.00% due April TBA (Proceeds ($973,281))             $   (1,000,000)   $     (978,125)
                                                                                                     --------------

OPEN FUTURES CONTRACTS

                                                                      VALUE AS OF     UNREALIZED
NUMBER OF                                EXPIRATION     VALUE AT       MARCH 31,     APPRECIATION
CONTRACTS   DESCRIPTION                     DATE       TRADE DATE        2005       (DEPRECIATION)
--------------------------------------------------------------------------------------------------
13 Short    US Treasury 2YR Note          June 2005   $  2,698,463   $  2,689,578   $        8,885
10 Short    US Treasury 10YR Note         June 2005      1,097,929      1,092,656            5,273
                                                                                    --------------
                                                                                    $       14,158
                                                                                    ==============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

       CONTRACT                            IN                        DELIVERY              GROSS UNREALIZED
      TO DELIVER                      EXCHANGE FOR                     DATE                  APPRECIATION
-----------------------------------------------------------------------------------------------------------
   CAD          90,000            USD          74,565                04/07/05                   $       163
*  CHF         290,000            USD         247,516                04/12/05                         4,882
*  COP     373,000,000            USD         156,920                07/01/05                         1,183
*  EUR         330,000            USD         436,340                04/27/05                         8,321
*  GBP          50,000            USD          94,366                04/28/05                            20
   JPY      28,400,000            USD         270,870                04/20/05                         5,574
*  PHP      14,910,000            USD         267,442                12/22/05                         2,375
   SEK         530,000            USD          75,647                04/15/05                           667
   USD          76,138            PEN         250,000                04/07/05                           572
*  USD         503,136            TRY         714,000                04/19/05                        20,833
*  USD         340,654            MXN       3,870,000                04/25/05                         4,068
   USD         190,044            ILS         830,000                04/28/05                           346
*  USD         366,370            ARS       1,090,000                05/18/05                         7,214
*  USD          96,460            KRW      98,900,000                05/26/05                           868
   USD         217,060            PLN         690,000                06/15/05                           627
   USD         159,963            SKK       4,780,000                06/15/05                           165
*  USD         154,446            COP     373,000,000                07/01/05                         1,292
*  USD         386,026            BRL       1,120,000                07/06/05                        25,016
*  USD          73,848            THB       2,900,000                07/12/05                           327
*  USD         333,470            INR      14,900,000                07/29/05                         5,874
   USD         116,279            UAH         620,000                08/08/05                            74
*  USD         320,228            TWD      10,100,000                11/21/05                         5,549
*  USD         257,398            PHP      14,910,000                12/22/05                         7,669
   ZAR         940,000            USD         154,109                05/19/05                         4,593
                                                                                                -----------
                                                                                                    108,272
                                                                                                -----------

       CONTRACT                            IN                        DELIVERY              GROSS UNREALIZED
      TO DELIVER                      EXCHANGE FOR                     DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
*  ARS         680,000            USD         229,192                05/18/05                   $    (3,869)
*  BRL       1,110,000            USD         383,557                07/06/05                       (23,814)
*  CLP     260,800,000            USD         441,846                11/10/05                        (2,477)
*  CZK       1,420,000            USD          60,463                04/05/05                          (826)
*  IDR   1,080,000,000            USD         112,173                06/15/05                        (1,130)
*  INR      10,740,000            USD         242,051                07/29/05                        (2,550)
*  KRW      98,900,000            USD          96,818                05/26/05                          (509)
*  MXN         870,000            USD          76,497                04/25/05                          (999)
*  PLN         690,000            USD         218,216                04/05/05                          (663)
*  SKK       4,780,000            USD         159,615                04/05/05                          (264)
*  THB       2,900,000            USD          73,595                07/12/05                          (580)
*  TRY         564,000            USD         389,150                04/19/05                       (24,741)
*  TWD      10,100,000            USD         320,794                11/21/05                        (4,984)
*  USD          61,609            CZK       1,420,000                04/05/05                          (321)
*  USD         228,007            PLN         690,000                04/05/05                        (9,128)
*  USD         163,442            SKK       4,780,000                04/05/05                        (3,563)
*  USD         185,099            CHF         220,000                04/12/05                        (1,031)
*  USD         275,477            EUR         210,000                04/27/05                        (3,101)
*  USD          56,614            GBP          30,000                04/28/05                            (6)
*  USD         114,613            IDR   1,080,000,000                06/15/05                        (1,311)
   USD         182,149            RUB       5,000,000                06/15/05                        (3,022)
*  USD         448,803            CLP     260,800,000                11/10/05                        (4,480)
   USD         100,637            BRL         300,000                02/16/06                          (872)
                                                                                                -----------
                                                                                                    (94,241)
                                                                                                -----------
Net Unrealized Appreciation (Depreciation)                                                      $    14,031
                                                                                                ===========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
IDR -- Indonesian Rupiah
ILS -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
PEN -- Peruvian Nuevo Sol
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- New Russian Ruble
SEK -- Swedish Krona
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- New Taiwan Dollar
UAH -- Ukraine Hryvna
USD -- United States Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             22.2%
U.S. Treasuries                                21.9%
U.S. Government Agencies                        7.0%
Repurchase Agreements                           5.4%
Insurance                                       4.9%
Banks                                           4.5%
Electric Utilities                              2.9%
Broadcasting & Media                            2.5%
Telecommunications                              2.5%
Leisure & Tourism                               1.7%
Health Services                                 1.6%
Food, Beverage & Tobacco                        1.5%
Drugs                                           1.4%
Energy Sources                                  1.3%
Energy Services                                 1.1%
Foreign Government                              1.1%
Retail                                          1.0%
Chemicals                                       0.9%
Computers & Business Equipment                  0.9%
Multi-Industry                                  0.9%
Real Estate Investment Trusts                   0.9%
Aerospace & Military Technology                 0.8%
Electronics                                     0.8%
Internet Content                                0.8%
Metals & Minerals                               0.8%
Computer Software                               0.7%
Business Services                               0.6%
Housing & Household Durables                    0.5%
Medical Products                                0.5%
Telephone                                       0.5%
Apparel & Textiles                              0.4%
Automotive                                      0.4%
Forest Products                                 0.4%
Real Estate Companies                           0.4%
Entertainment Products                          0.3%
Gas & Pipeline Utilities                        0.3%
Transportation                                  0.3%
Electrical Equipment                            0.2%
Household & Personal Products                   0.2%
Municipal Bonds                                 0.2%
Plastic                                         0.2%
Communication Equipment                         0.1%
Education                                       0.1%
Machinery                                       0.1%
                                               ----
                                               97.7%
                                               ====

CREDIT QUALITY+#

Government - Treasury                          29.2%
Government - Agency                             8.8
AAA                                            16.3
AA                                              0.7
A                                              14.5
BBB                                            23.1
BB                                              2.2
B                                               0.7
CCC                                             0.2
Not rated@                                      4.3
                                              -----
                                              100.0%
                                              =====

*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 15.9%

CONSUMER DISCRETIONARY -- 1.4%

APPAREL & TEXTILES -- 0.4%
Nike, Inc., Class B                                                                              8,740       $      728,130

AUTOMOTIVE -- 0.1%
Advanced Auto Parts, Inc.+                                                                       5,805              292,862

RETAIL -- 0.9%
Bed Bath & Beyond, Inc.+                                                                         4,000              146,160
Home Depot, Inc.                                                                                 3,500              133,840
J.C. Penney Co., Inc.                                                                            3,370              174,970
Kohl's Corp.+                                                                                    7,000              361,410
Staples, Inc.                                                                                    2,285               71,818
Target Corp.                                                                                     3,500              175,070
Wal-Mart Stores, Inc.                                                                            8,000              400,880
Williams-Sonoma, Inc.+                                                                           3,500              128,625
                                                                                                             --------------
                                                                                                                  2,613,765
                                                                                                             --------------

CONSUMER STAPLES -- 0.7%

FOOD, BEVERAGE & TOBACCO -- 0.5%
Altria Group, Inc.                                                                               4,200              274,638
Coca-Cola Co.                                                                                    6,000              250,020
Diageo, PLC Sponsored ADR                                                                        3,000              170,700
PepsiCo, Inc.                                                                                    4,500              238,635

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Colgate-Palmolive Co.                                                                            3,000              156,510
Procter & Gamble Co.                                                                             3,500              185,500
                                                                                                             --------------
                                                                                                                  1,276,003
                                                                                                             --------------

ENERGY -- 1.0%

ENERGY SERVICES -- 0.3%
BJ Services Co.                                                                                  3,850              199,738
Schlumberger, Ltd.                                                                               1,800              126,864
Suncor Energy, Inc.                                                                              6,505              261,566

ENERGY SOURCES -- 0.7%
ChevronTexaco Corp.                                                                              2,500              145,775
ConocoPhillips                                                                                   1,000              107,840
Exxon Mobil Corp.                                                                                8,000              476,800
Murphy Oil Corp.                                                                                 2,820              278,419
Transocean, Inc.+                                                                                4,000              205,840
                                                                                                             --------------
                                                                                                                  1,802,842
                                                                                                             --------------

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 3.8%

BANKS -- 1.2%
Bank of America Corp.                                                                           24,350       $    1,073,835
North Fork Bancorp., Inc.                                                                        5,650              156,731
U.S. Bancorp                                                                                     7,000              201,740
Wells Fargo & Co.                                                                               11,720              700,856

FINANCIAL SERVICES -- 1.4%
American Express Co.                                                                             8,040              413,015
Capital One Financial Corp.                                                                      4,500              336,465
Citigroup, Inc.                                                                                  9,833              441,895
Goldman Sachs Group, Inc.                                                                        6,275              690,187
J.P. Morgan Chase & Co.                                                                          6,000              207,600
Merrill Lynch & Co., Inc.                                                                        5,000              283,000
Morgan Stanley                                                                                   1,650               94,462
SLM Corp.                                                                                        1,200               59,808

INSURANCE -- 1.2%
Aetna, Inc.                                                                                     15,950            1,195,453
Allstate Corp.                                                                                   6,840              369,770
Berkshire Hathaway, Inc., Class B+                                                                 196              559,776
                                                                                                             --------------
                                                                                                                  6,784,593
                                                                                                             --------------

HEALTHCARE -- 2.6%

DRUGS -- 1.0%
Abbott Laboratories                                                                              4,000              186,480
Amgen, Inc.+                                                                                     3,000              174,630
Genentech, Inc.+                                                                                14,990              848,584
Invitrogen Corp.+                                                                                2,680              185,456
Pfizer, Inc.                                                                                    11,920              313,138

HEALTH SERVICES -- 1.1%
Pacificare Health Systems, Inc.+                                                                 2,200              125,224
UnitedHealth Group, Inc.(1)                                                                     18,085            1,724,948
Wellpoint, Inc.+                                                                                 1,600              200,560

MEDICAL PRODUCTS -- 0.5%
Becton Dickinson & Co.                                                                           2,500              146,050
Cardinal Health, Inc.                                                                            1,500               83,700
Johnson & Johnson                                                                                5,300              355,948
Medtronic, Inc.                                                                                  1,500               76,425
St. Jude Medical, Inc.+                                                                          4,000              144,000
Zimmer Holdings, Inc.+                                                                           2,200              171,182
                                                                                                             --------------
                                                                                                                  4,736,325
                                                                                                             --------------

INDUSTRIAL & COMMERCIAL -- 1.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
General Dynamics Corp.                                                                           1,800              192,690
Lockheed Martin Corp.                                                                            6,390              390,173
United Technologies Corp.                                                                        2,200              223,652

BUSINESS SERVICES -- 0.0%
Xerox Corp.+                                                                                     5,000               75,750

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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT -- 0.2%
Ametek, Inc.                                                                                     4,500       $      181,125
Roper Industries, Inc.                                                                           4,000              262,000

MACHINERY -- 0.1%
Dover Corp.                                                                                      5,500              207,845

MULTI-INDUSTRY -- 0.6%
3M Co.                                                                                           1,430              122,537
General Electric Co.                                                                            17,000              613,020
ITT Industries, Inc.                                                                             2,000              180,480
Tyco International, Ltd.                                                                         6,000              202,800

TRANSPORTATION -- 0.1%
United Parcel Service, Inc., Class B                                                             2,000              145,480
                                                                                                             --------------
                                                                                                                  2,797,552
                                                                                                             --------------

INFORMATION & ENTERTAINMENT -- 0.8%

BROADCASTING & MEDIA -- 0.5%
Comcast Corp., Class A+                                                                          7,000              236,460
News Corp., Class A                                                                             17,000              287,640
Time Warner, Inc.+                                                                              14,000              245,700
Viacom, Inc., Class B                                                                            4,500              156,735

LEISURE & TOURISM -- 0.3%
Carnival Corp.                                                                                   6,000              310,860
McDonald's Corp.                                                                                 4,000              124,560
Outback Steakhouse, Inc.                                                                         1,380               63,190
                                                                                                             --------------
                                                                                                                  1,425,145
                                                                                                             --------------

INFORMATION TECHNOLOGY -- 3.6%

COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.                                                                                   4,500              164,925

COMPUTER SOFTWARE -- 0.7%
Electronic Arts, Inc.+                                                                          14,875              770,227
Microsoft Corp.                                                                                 15,200              367,384
Oracle Corp.+                                                                                   12,000              149,760

COMPUTERS & BUSINESS EQUIPMENT -- 0.9%
Apple Computer, Inc.+                                                                           27,400            1,141,758
Dell, Inc.+                                                                                      4,500              172,890
International Business Machines Corp.                                                            3,400              310,692

ELECTRONICS -- 0.8%
Applied Materials, Inc.+                                                                         8,000              130,000
Energizer Holdings, Inc.+                                                                        5,875              351,325
Intel Corp.                                                                                      8,000              185,840
L-3 Communications Holdings, Inc.                                                                2,500              177,550
Texas Instruments, Inc.                                                                         20,085              511,967

INTERNET CONTENT -- 0.8%
eBay, Inc.+                                                                                     19,930              742,592
Yahoo!, Inc.+                                                                                   19,545              662,575

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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 0.3%
BellSouth Corp.                                                                                  6,000       $      157,740
Cisco Systems, Inc.+                                                                             7,600              135,964
Motorola, Inc.                                                                                   9,200              137,724
Verizon Communications, Inc.                                                                     4,000              142,000
                                                                                                             --------------
                                                                                                                  6,412,913
                                                                                                             --------------

MATERIALS -- 0.4%

CHEMICALS -- 0.3%
Dow Chemical Co.                                                                                 6,000              299,100
du Pont (E.I.) de Nemours & Co.                                                                  3,500              179,340

FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co.                                                                                 2,500              171,250
                                                                                                             --------------
                                                                                                                    649,690
                                                                                                             --------------

UTILITIES -- 0.1%

ELECTRIC UTILITIES -- 0.1%
AES Corp.+                                                                                       9,340              152,989
                                                                                                             --------------
TOTAL COMMON STOCK (cost $23,568,698)                                                                            28,651,817
                                                                                                             --------------

PREFERRED STOCK -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
General Electric Capital Corp. 4.50% due 01/28/35(13)                                            2,000               45,000
Merrill Lynch & Co., Inc. 3.65%(2)                                                               1,875               46,631
                                                                                                             --------------
TOTAL PREFERRED STOCK (cost $96,375)                                                                                 91,631
                                                                                                             --------------


                                                                                           PRINCIPAL
                                                                                            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 13.6%

FINANCE -- 13.6%

FINANCIAL SERVICES -- 13.6%
Aesop Funding II, LLC, Series 1998-1 A 6.14% due 05/20/06*                              $       40,000               40,112
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                                   550,000              535,069
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(3)                            85,000               89,736
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.81% due 11/25/34(2)(4)              383,987              382,977
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49% due 02/25/35(2)(4)(5)         1,299,654            1,284,018
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(3)                                                                              930,000              912,796
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                            990,000              967,802
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                     500,000              488,045
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10                   990,000              970,442
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                         990,000              947,412
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                         500,000              488,907
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(3)                 85,225               88,976
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% due 01/17/35(3)                 200,000              210,110
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(3)                          323,640              338,509
Fleet Credit Card Master Trust II, Series 2003-A A 2.40% due 07/15/08                          990,000              980,123
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 04/01/05(3)(6)                                                                           930,000              905,820

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
                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.69% due 04/01/05(4)(5)(6)                    $    1,025,000       $    1,027,562
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                          915,000              894,229
Hertz Vehicle Financing, LLC, Series 2004-1A A3 2.85% due 05/25/09*                          1,100,000            1,051,522
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                                225,000              220,079
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
  due 01/12/37(3)                                                                              600,000              587,827
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/11/30(3)                          240,000              256,618
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.51%
  due 04/01/05(4)(5)(6)                                                                      1,062,564            1,052,686
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(3)                           1,390,000            1,352,428
Morgan Stanley Dean Witter Capital I, Series 1998-HF2 A2 6.48% due 11/15/30(3)                 100,000              105,388
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(3)                217,200              235,549
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                       690,000              667,285
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30(3)                        500,000              553,243
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                              210,000              227,842
PP&L Transition Bond Co., LLC, Series 1999-1 A7 7.05% due 06/25/09                             202,000              211,016
Residential Funding Mtg. Securities II, Inc., Series 2004-HI1 A3 3.05% due 07/25/16            230,000              224,695
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                     990,000              959,679
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.59%
  due 01/25/35(2)(4)                                                                         1,264,148            1,248,432
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR1 1A1 4.57%
  due 02/25/35(2)(4)                                                                         2,143,809            2,146,381
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.57%
  due 03/25/35(2)(4)(5)                                                                        984,382              974,037
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.54%
  due 04/01/05(4)(5)(6)                                                                        900,000              892,522
                                                                                                             --------------
TOTAL ASSET-BACKED SECURITIES (cost $24,946,257)                                                                 24,519,874
                                                                                                             --------------

BONDS & NOTES -- 56.7%

CONSUMER DISCRETIONARY -- 0.9%

AUTOMOTIVE -- 0.3%
Dana Corp. 7.00% due 03/01/29                                                                   21,000               18,442
Ford Motor Co. 7.45% due 07/16/31                                                              505,000              456,815
General Motors Corp. 7.20% due 01/15/11                                                         66,000               59,583
General Motors Corp. 8.80% due 03/01/21                                                         52,000               46,778

HOUSING & HOUSEHOLD DURABLES -- 0.5%
American Standard, Inc. 5.50% due 04/01/15*                                                     19,000               19,072
Centex Corp. 7.50% due 01/15/12                                                                120,000              134,251
Centex Corp. 7.88% due 02/01/11                                                                220,000              248,639
Lennar Corp. 7.63% due 03/01/09                                                                 90,000               98,062
Pulte Homes, Inc. 7.88% due 08/01/11                                                           100,000              111,979
Pulte Homes, Inc. 8.13% due 03/01/11                                                           185,000              208,604

RETAIL -- 0.1%
Federated Department Stores, Inc. 6.90% due 04/01/29                                            22,000               23,565
Staples, Inc. 7.38% due 10/01/12                                                               185,000              210,731
Wal-Mart Stores, Inc. 4.00% due 01/15/10                                                        30,000               29,198
                                                                                                             --------------
                                                                                                                  1,665,719
                                                                                                             --------------

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
                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 0.8%

FOOD, BEVERAGE & TOBACCO -- 0.8%
Altria Group, Inc. 7.00% due 11/04/13                                                   $      385,000       $      413,118
American Stores Co. 7.90% due 05/01/17                                                          11,000               12,552
Coca-Cola Enterprises, Inc. 8.50% due 02/01/22                                                  31,000               40,831
ConAgra Foods, Inc. 6.75% due 09/15/11                                                         300,000              329,706
Philip Morris Cos., Inc. 6.38% due 02/01/06                                                    160,000              162,880
Tyson Foods, Inc. 8.25% due 10/01/11                                                           310,000              359,560

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Maytag Corp., Series MTN 5.00% due 05/15/15                                                     59,000               51,517
                                                                                                             --------------
                                                                                                                  1,370,164
                                                                                                             --------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                                       200,000              254,942
                                                                                                             --------------

ENERGY -- 1.2%

ENERGY SERVICES -- 0.8%
Enterprise Products Operating LP 5.00% due 03/01/15*                                            17,000               15,936
Enterprise Products Operating LP, Series B 4.63% due 10/15/09                                  260,000              253,726
Enterprise Products Operating LP, Series B 6.65% due 10/15/34                                  166,000              169,246
Hanover Compressor Co. 9.00% due 06/01/14                                                       15,000               16,050
Kerr-McGee Corp. 7.88% due 09/15/31                                                             42,000               47,392
Motiva Enterprises, LLC 5.20% due 09/15/12*                                                    290,000              293,701
PacifiCorp, Series MBIA 6.38% due 05/15/08                                                     280,000              296,152
Premcor Refining Group, Inc. 6.13% due 05/01/11                                                220,000              218,900
Seitel, Inc. 11.75% due 07/15/11                                                                20,000               22,500
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17                125,000              146,710

ENERGY SOURCES -- 0.4%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                              320,000              409,403
Calpine Corp. 4.75% due 11/15/23                                                                25,000               16,937
ConocoPhillips 7.00% due 03/30/29                                                               59,000               69,566
El Paso Production Holding Co. 7.75% due 06/01/13                                               50,000               50,625
Energy Corp. of America, Series A 9.50% due 05/15/07                                            66,000               63,690
Pemex Project Funding Master Trust 8.63% due 02/01/22                                           25,000               28,406
Sempra Energy 4.62% due 05/17/07                                                                32,000               32,127
                                                                                                             --------------
                                                                                                                  2,151,067
                                                                                                             --------------

FINANCE -- 12.6%

BANKS -- 2.4%
American Express Centurion Bank 2.98% due 11/16/09(2)(5)                                        24,000               24,010
Bank of America Corp. 7.40% due 01/15/11                                                     1,140,000            1,285,172
BankBoston Capital Trust IV 3.56% due 06/08/28(2)                                               36,000               35,166
BB&T Corp. 4.75% due 10/01/12                                                                  410,000              402,796
Credit Suisse First Boston 6.50% due 05/01/08*                                                  24,000               25,276
First Maryland Capital II 3.59% due 02/01/27(2)                                                 32,000               31,210
HSBC Bank USA 5.88% due 11/01/34                                                                51,000               51,336
Huntington National Bank 4.65% due 06/30/09                                                    380,000              379,618
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                                    27,000               28,358
Key Bank NA 4.10% due 06/30/05                                                                  38,000               38,102

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Key Bank NA 7.00% due 02/01/11                                                          $       15,000       $       16,653
MBNA America Bank NA 5.38% due 01/15/08                                                        380,000              387,516
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                        370,000              374,921
National City Bank 3.38% due 10/15/07                                                           43,000               42,169
National City Corp. 7.20% due 05/15/05                                                         220,000              220,968
NCNB Corp. 9.38% due 09/15/09                                                                   80,000               94,579
Popular North America, Inc. 4.25% due 04/01/08                                                  47,000               46,685
Sovereign Bank 4.00% due 02/01/08                                                               41,000               40,510
Suntrust Bank 5.40% due 04/01/20                                                                31,000               30,965
U.S. Bancorp 7.50% due 06/01/26                                                                245,000              307,010
U.S. Bank NA 3.90% due 08/15/08                                                                  6,000                5,900
Washington Mutual Bank FA 5.50% due 01/15/13                                                    38,000               38,779
Wells Fargo & Co. 3.11% due 09/15/09(2)                                                         16,000               16,005
Wells Fargo & Co. 6.38% due 08/01/11                                                           370,000              401,276

FINANCIAL SERVICES -- 6.6%
Boeing Capital Corp. 6.50% due 02/15/12                                                        390,000              423,109
Capital One Financial Corp. 4.74% due 05/17/07                                                  25,000               25,136
Caterpillar Financial Services Corp. 4.70% due 03/15/12                                         31,000               30,543
Citigroup, Inc. 5.00% due 09/15/14                                                           1,262,000            1,239,001
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12*                   90,000               95,400
Countrywide Home Loans, Inc., Series MTNJ 5.50% due 08/01/06                                    61,000               62,019
Duke Capital, LLC 5.67% due 08/15/14                                                           190,000              191,072
Duke Capital, LLC 8.00% due 10/01/19                                                            41,000               48,641
ERAC USA Finance Co. 8.00% due 01/15/11*                                                       110,000              126,697
Farmers Exchange Capital 7.05% due 07/15/28*                                                   630,000              657,850
Ford Motor Credit Co. 4.95% due 01/15/08                                                        41,000               39,322
Ford Motor Credit Co. 5.70% due 01/15/10                                                       350,000              329,685
Ford Motor Credit Co. 7.38% due 02/01/11                                                       220,000              218,578
Ford Motor Credit Co. 7.88% due 06/15/10                                                        32,000               32,578
General Electric Capital Corp., Series MTN 2.80% due 01/15/07                                   43,000               42,035
General Electric Capital Corp., Series MTNA 5.38% due 03/15/07                                  41,000               41,887
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                                 630,000              671,228
General Motors Acceptance Corp. 6.75% due 12/01/14                                              19,000               16,412
General Motors Corp. 8.38% due 07/15/33                                                        708,000              605,858
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                                   350,000              378,750
Household Finance Corp. 6.38% due 10/15/11                                                     881,000              951,744
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                                   1,535,000            1,510,718
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                                      38,000               41,545
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                                     250,000              273,705
J.P. Morgan Chase & Co. 7.88% due 06/15/10                                                      21,000               23,890
J.P. Morgan Chase Capital XV 5.88% due 03/15/35                                                 18,000               17,383
John Deere Capital Corp. 3.88% due 03/07/07                                                     71,000               70,593
Merrill Lynch & Co., Inc. 4.25% due 02/08/10                                                    32,000               31,149
Morgan Stanley 4.00% due 01/15/10                                                                2,000                1,925
Morgan Stanley 4.75% due 04/01/14                                                            1,140,000            1,085,416
Morgan Stanley 6.75% due 04/15/11                                                              340,000              370,574
Overseas Private Investment Corp., Series 96-A 6.99% due 01/15/09                               56,388               59,051
PNC Funding Corp. 5.75% due 08/01/06                                                            39,000               39,862
Pricoa Global Funding I 4.35% due 06/15/08*                                                      3,000                2,994
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                                     415,000              410,893

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
PX Escrow Corp. 9.63% due 02/01/06(7)                                                   $       25,000       $       24,250
Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06                                          44,000               44,806
SB Treasury Co., LLC 9.40% due 06/30/08*(6)                                                    370,000              416,497
TIAA Global Markets, Inc. 4.13% due 11/15/07*                                                   32,000               31,823
Transamerica Finance Corp. 6.40% due 09/15/08                                                   16,000               17,099
Wachovia Bank NA 4.88% due 02/01/15                                                          1,090,000            1,060,493

INSURANCE -- 3.6%
AAG Holding Co., Inc. 6.88% due 06/01/08                                                       190,000              197,008
ACE Capital Trust II 9.70% due 04/01/30                                                        360,000              492,018
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                      140,000              147,082
Allstate Corp. 7.20% due 12/01/09                                                               38,000               41,993
Allstate Financing II 7.83% due 12/01/45                                                        53,000               56,154
American Financial Group, Inc. 7.13% due 04/15/09                                              280,000              301,314
Americo Life, Inc. 7.88% due 05/01/13*                                                          22,000               23,094
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                                  280,000              281,506
Equitable Cos., Inc. 7.00% due 04/01/28                                                        160,000              183,762
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                              55,000               54,185
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                          340,000              394,004
Fidelity National Financial, Inc. 7.30% due 08/15/11                                            59,000               63,343
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                                      350,000              403,034
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                         49,000               62,496
Liberty Mutual Group, Inc. 6.50% due 03/15/35*                                                  15,000               14,427
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                               320,000              341,100
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08                                                  95,000               92,279
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14                                                 570,000              546,833
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12                                                  95,000               99,283
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                          13,000               13,613
MONY Group, Inc. 7.45% due 12/15/05                                                            215,000              219,951
Ohio Casualty Corp. 7.30% due 06/15/14                                                          33,000               35,272
Protective Life Secured Trust, Series MTN 4.00% due 04/01/11                                   390,000              372,350
ReliaStar Financial Corp. 8.00% due 10/30/06                                                   250,000              264,820
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                                260,000              266,802
Torchmark Corp. 6.25% due 12/15/06                                                             210,000              217,100
Travelers Property Casualty Corp. 6.38% due 03/15/33                                           330,000              340,500
Unitrin, Inc. 4.88% due 11/01/10                                                               295,000              286,753
W.R. Berkley Capital Trust 8.20% due 12/15/45                                                  380,000              392,844
XL Capital, Ltd. 5.25% due 09/15/14                                                            335,000              330,579
                                                                                                             --------------
                                                                                                                 22,622,690
                                                                                                             --------------

HEALTHCARE -- 0.9%

DRUGS -- 0.4%
Merck & Co., Inc. 2.50% due 03/30/07                                                            24,000               23,258
Pfizer, Inc. 2.50% due 03/15/07                                                                 44,000               42,796
Pfizer, Inc. 4.65% due 03/01/18                                                                 35,000               33,142
Schering-Plough Corp. 6.50% due 12/01/33                                                        24,000               26,852
Wyeth 6.95% due 03/15/11                                                                       460,000              504,461

HEALTH SERVICES -- 0.5%
Community Health Systems, Inc. 6.50% due 12/15/12*                                              20,000               19,500
Coventry Health Care, Inc. 6.13% due 01/15/15*                                                  33,000               32,959
HCA, Inc. 6.95% due 05/01/12                                                                    10,000               10,379

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Humana, Inc. 7.25% due 08/01/06                                                         $      440,000       $      455,810
Tenet Healthcare Corp. 6.50% due 06/01/12                                                       25,000               23,000
UnitedHealth Group, Inc. 7.50% due 11/15/05                                                    380,000              387,563

MEDICAL PRODUCTS -- 0.0%
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+(5)(12)                                     25,000                    0
                                                                                                             --------------
                                                                                                                  1,559,720
                                                                                                             --------------

INDUSTRIAL & COMMERCIAL -- 0.8%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                              170,000              184,028
Raytheon Co. 6.40% due 12/15/18                                                                 41,000               44,274

BUSINESS SERVICES -- 0.5%
Erac USA Finance Co. 8.25% due 05/01/05*                                                       180,000              180,651
Hertz Corp. 4.70% due 10/02/06                                                                   6,000                5,918
Hertz Corp. 6.90% due 08/15/14                                                                  12,000               11,435
Hertz Corp. 7.63% due 06/01/12                                                                  24,000               24,333
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                      510,000              516,635
PHH Corp. 6.00% due 03/01/08                                                                    41,000               42,339

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA Participation Certificate Trust 4.44% due 06/15/07*                 34,000               34,011

TRANSPORTATION -- 0.2%
Burlington Northern Santa Fe Corp. 8.13% due 04/15/20                                           31,000               39,133
FedEx Corp., Series 981A Pass Through 6.72% due 01/15/22                                       150,489              169,352
Norfolk Southern Corp. 6.00% due 03/15/15                                                       36,000               35,065
Norfolk Southern Corp. 9.00% due 03/01/21                                                       32,000               43,103
Ryder System, Inc. 4.63% due 04/01/10                                                           31,000               30,718
                                                                                                             --------------
                                                                                                                  1,360,995
                                                                                                             --------------

INFORMATION & ENTERTAINMENT -- 3.6%

BROADCASTING & MEDIA -- 1.9%
AOL Time Warner, Inc. 6.88% due 05/01/12                                                       300,000              327,625
AOL Time Warner, Inc. 7.63% due 04/15/31                                                       510,000              599,131
Chancellor Media Corp. 8.00% due 11/01/08                                                      350,000              377,233
Charter Communications Holdings, LLC 11.13% due 01/15/11                                        50,000               40,375
Clear Channel Communications, Inc. 4.50% due 01/15/10                                          100,000               96,182
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                           80,000              102,696
Cox Communications, Inc. 5.45% due 12/15/14*                                                   370,000              360,198
Cox Communications, Inc. 6.80% due 08/01/28                                                     17,000               17,544
Cox Communications, Inc. 7.63% due 06/15/25                                                     18,000               20,018
Cox Communications, Inc. 7.75% due 11/01/10                                                    424,000              470,918
Liberty Media Corp. 4.51% due 09/17/06(2)                                                       37,000               37,491
Liberty Media Corp. 7.75% due 07/15/09                                                         370,000              398,737
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                            33,000               40,434
Turner Broadcasting, Inc. 8.38% due 07/01/13                                                   140,000              166,708
USA Interactive 7.00% due 01/15/13                                                             370,000              391,856

ENTERTAINMENT PRODUCTS -- 0.3%
Walt Disney Co. 5.38% due 06/01/07                                                             500,000              508,582

LEISURE & TOURISM -- 1.4%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                           295,000              274,213
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10                          80,474               78,036

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 04/15/11                    $      240,000       $      243,435
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                                70,730               57,319
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                                20,602               21,141
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                        450,000              442,389
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                         62,161               58,996
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09                         10,820                8,888
Delta Air Lines, Inc. 10.00% due 08/15/08                                                       15,000                6,600
GTECH Holdings Corp. 4.50% due 12/01/09*                                                       180,000              176,071
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                                190,000              193,286
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                                390,000              442,560
Hilton Hotels Corp. 7.50% due 12/15/17                                                          27,000               30,949
Hilton Hotels Corp. 7.95% due 04/15/07                                                          49,000               52,302
MGM Mirage, Inc. 5.88% due 02/27/14                                                             30,000               28,312
Six Flags, Inc. 4.50% due 05/15/15                                                              10,000                9,262
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                             320,000              348,045
                                                                                                             --------------
                                                                                                                  6,427,532
                                                                                                             --------------

INFORMATION TECHNOLOGY -- 1.6%

TELECOMMUNICATIONS -- 1.6%
American Cellular Corp., Series B 10.00% due 08/01/11                                           70,000               64,400
AT&T Broadband Corp. 8.38% due 03/15/13                                                        410,000              487,176
AT&T Corp. 8.05% due 11/15/11                                                                  240,000              272,700
AT&T Wireless Services, Inc. 7.35% due 03/01/06                                                 57,000               58,770
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                                410,000              466,331
Continental Cablevision, Inc. 9.50% due 08/01/13                                               100,000              106,502
GTE Corp. 6.94% due 04/15/28                                                                    15,000               16,223
iPCS, Inc. 11.50% due 05/01/12                                                                  50,000               56,250
LCI International, Inc. 7.25% due 06/15/07                                                     100,000               94,250
SBC Communications, Inc. 5.10% due 09/15/14                                                    610,000              594,555
Sprint Capital Corp. 6.13% due 11/15/08                                                        180,000              188,138
Sprint Capital Corp. 6.88% due 11/15/28                                                        216,000              231,248
Sprint Capital Corp. 7.63% due 01/30/11                                                        210,000              233,753
Telecommunications Techniques Co., LLC 9.75% due 05/15/08+(5)(8)                                25,000                    0
                                                                                                             --------------
                                                                                                                  2,870,296
                                                                                                             --------------

MATERIALS -- 1.4%

CHEMICALS -- 0.6%
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                               6,000                5,865
Ferro Corp. 9.13% due 01/01/09                                                                 340,000              376,233
Lubrizol Corp. 4.63% due 10/01/09                                                              305,000              300,450
Lubrizol Corp. 6.50% due 10/01/34                                                              260,000              271,586
Packaging Corp. of America 5.75% due 08/01/13                                                   33,000               32,675
Rohm & Haas Co. 7.85% due 07/15/29                                                              26,000               33,627

FOREST PRODUCTS -- 0.3%
Temple-Inland, Inc. 7.88% due 05/01/12                                                         420,000              474,107
Weyerhaeuser Co. 5.95% due 11/01/08                                                             91,000               94,879
Weyerhaeuser Co. 6.13% due 03/15/07                                                             16,000               16,555

METALS & MINERALS -- 0.3%
Newmont Mining Corp. 5.88% due 04/01/35                                                         36,000               35,277

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Phelps Dodge Corp. 8.75% due 06/01/11                                                   $      295,000       $      353,249
Timken Co. 5.75% due 02/15/10                                                                  215,000              219,729

PLASTIC -- 0.2%
Sealed Air Corp. 5.38% due 04/15/08*                                                           275,000              279,628
Sealed Air Corp. 5.63% due 07/15/13*                                                            65,000               65,744
Sealed Air Corp. 6.88% due 07/15/33*                                                            22,000               23,842
                                                                                                             --------------
                                                                                                                  2,583,446
                                                                                                             --------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Allentown, Pennsylvania Taxable General Obligation 6.20% due 11/15/05                          290,000              294,834
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08                 100,000              105,563
                                                                                                             --------------
                                                                                                                    400,397
                                                                                                             --------------

REAL ESTATE -- 1.3%

REAL ESTATE COMPANIES -- 0.4%
EOP Operating LP 8.38% due 03/15/06                                                             42,000               43,668
Liberty Property LP 7.25% due 03/15/11                                                         200,000              219,782
Liberty Property LP 8.50% due 08/01/10                                                         220,000              253,821
Susa Partnership LP 6.95% due 07/01/06                                                          95,000               98,307

REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Avalon Bay Communities, Inc., Series MTN 7.50% due 12/15/10                                    490,000              550,058
Health Care Property Investors, Inc. 6.00% due 03/01/15                                        280,000              289,055
Health Care Property Investors, Inc. 6.45% due 06/25/12                                         40,000               42,967
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                               295,000              338,086
Regency Centers LP 7.75% due 04/01/09                                                          110,000              121,400
Spieker Properties LP 7.65% due 12/15/10                                                       310,000              350,343
                                                                                                             --------------
                                                                                                                  2,307,487
                                                                                                             --------------

U.S. GOVERNMENT AGENCIES -- 6.7%

U.S. GOVERNMENT AGENCIES -- 6.7%
Federal Home Loan Bank 2.75% due 12/15/06                                                      130,000              127,645
Federal Home Loan Bank 2.88% due 05/23/06                                                      200,000              197,952
Federal Home Loan Bank 3.90% due 02/25/08                                                      115,000              114,093
Federal Home Loan Mtg. Corp. 3.38% due 08/23/07                                                118,000              116,000
Federal Home Loan Mtg. Corp. 3.75% due 03/03/08                                                130,000              128,839
Federal Home Loan Mtg. Corp. 4.50% due 01/15/14                                                130,000              127,080
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                                474,631              465,117
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34(14)                                            784,473              768,054
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                                241,334              236,282
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                                160,580              161,104
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                                241,745              247,740
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                                 28,458               29,771
Federal Home Loan Mtg. Corp., Series 1577 PK 6.50% due 09/15/23(4)                              96,000              101,683
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                                 44,019               45,819
Federal Home Loan Mtg. Corp. 6.50% due 07/01/34                                                 72,342               75,079
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                                 65,000               72,189
Federal Home Loan Mtg. Corp., Series 1547 PL 7.00% due 03/15/23(4)                              10,132               10,209
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                                 51,703               54,471

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp., Series 1226 Z 7.75% due 03/15/22(4)                       $       14,535       $       14,557
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                                                 32,031               32,762
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                                  2,558                2,764
Federal National Mtg. Assoc. 3.25% due 06/28/06                                                121,000              120,035
Federal National Mtg. Assoc. 3.38% due 05/15/07                                                 70,000               69,035
Federal National Mtg. Assoc. 3.41% due 08/30/07                                                130,000              127,527
Federal National Mtg. Assoc. 4.50% due 02/01/35                                                149,604              142,045
Federal National Mtg. Assoc. 4.56% due 01/01/15                                                990,436              967,194
Federal National Mtg. Assoc. 5.00% due 03/01/18                                                310,400              310,569
Federal National Mtg. Assoc. 5.00% due 06/01/19                                                110,888              110,885
Federal National Mtg. Assoc. 5.00% due 12/01/34                                                449,001              439,269
Federal National Mtg. Assoc. 5.50% due 03/01/18                                                116,587              118,942
Federal National Mtg. Assoc. 5.50% due 07/01/19                                                149,173              152,125
Federal National Mtg. Assoc. 5.50% due 12/01/19                                                230,022              234,575
Federal National Mtg. Assoc. 5.50% due 12/01/33                                                849,263              852,075
Federal National Mtg. Assoc. 5.50% due 05/01/34                                                 47,782               47,941
Federal National Mtg. Assoc. 5.50% due 06/01/34                                                 94,282               94,483
Federal National Mtg. Assoc. 5.92% due 10/01/11                                                587,272              618,618
Federal National Mtg. Assoc. 5.94% due 11/01/11                                                963,605            1,016,116
Federal National Mtg. Assoc. 6.00% due April TBA                                               230,000              235,031
Federal National Mtg. Assoc. 6.00% due 06/01/17                                                 67,699               69,955
Federal National Mtg. Assoc. 6.00% due 12/01/33                                                202,333              206,869
Federal National Mtg. Assoc. 6.00% due 05/01/34                                                164,566              168,252
Federal National Mtg. Assoc. 6.00% due 08/01/34                                                150,527              153,955
Federal National Mtg. Assoc. 6.06% due 09/01/11                                                279,839              296,354
Federal National Mtg. Assoc. 6.11% due 05/01/11                                                314,833              334,818
Federal National Mtg. Assoc. 6.18% due 07/01/08                                                 22,850               23,776
Federal National Mtg. Assoc. 6.27% due 11/01/07                                                 77,493               80,168
Federal National Mtg. Assoc. 6.31% due 02/01/11                                                382,962              410,510
Federal National Mtg. Assoc. 6.34% due 01/01/08                                                 17,299               17,954
Federal National Mtg. Assoc. 6.36% due 07/01/08                                                106,482              110,848
Federal National Mtg. Assoc. 6.43% due 01/01/08                                                 22,749               23,664
Federal National Mtg. Assoc. 6.50% due 11/01/09                                                 50,005               51,657
Federal National Mtg. Assoc. 6.50% due 09/01/32                                                242,193              251,807
Federal National Mtg. Assoc. 6.50% due 04/01/34                                                133,542              138,648
Federal National Mtg. Assoc. 6.59% due 11/01/07                                                 90,814               94,529
Federal National Mtg. Assoc. 6.63% due 11/15/30                                                130,000              155,845
Federal National Mtg. Assoc. 7.04% due 03/01/07                                                 40,781               42,317
Federal National Mtg. Assoc., Series 1991-117 G 8.00% due 09/25/06(4)                            1,811                1,844
Government National Mtg. Assoc. 6.00% due 02/15/33                                             199,704              205,360
Government National Mtg. Assoc. 7.00% due 04/15/23                                               3,482                3,700
Government National Mtg. Assoc. 7.00% due 05/15/23                                               2,227                2,367
Government National Mtg. Assoc. 7.00% due 09/15/28                                               7,783                8,241
Government National Mtg. Assoc. 7.00% due 11/15/28                                             106,342              112,605
Government National Mtg. Assoc. 7.00% due 03/15/29                                              29,905               31,657
Government National Mtg. Assoc. 7.00% due 07/15/31                                             123,381              130,455
Government National Mtg. Assoc. 7.50% due 09/15/22                                               3,547                3,831
Government National Mtg. Assoc. 7.50% due 11/15/23                                              10,068               10,869
Government National Mtg. Assoc. 7.50% due 12/15/27                                              17,655               18,970
Government National Mtg. Assoc. 7.50% due 05/15/28                                              41,984               45,073
Government National Mtg. Assoc. 7.50% due 01/15/32                                              50,847               54,541
Government National Mtg. Assoc. 8.00% due 02/15/30                                              16,805               18,119

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 8.50% due 11/15/17                                      $        2,409       $        2,620
Government National Mtg. Assoc. 8.50% due 11/15/17                                               5,563                6,050
Government National Mtg. Assoc. 9.00% due 11/15/21                                               1,879                2,064
                                                                                                             --------------
                                                                                                                 12,075,967
                                                                                                             --------------

U.S. GOVERNMENT OBLIGATIONS -- 21.9%

U.S. TREASURIES -- 21.9%
United States Treasury Bond Strip zero coupon due 11/15/21(1)                                1,900,000              833,367
United States Treasury Bond Strip zero coupon due 11/15/27                                     900,000              295,124
United States Treasury Bonds 5.38% due 02/15/31(9)                                             885,000              964,546
United States Treasury Bonds 5.50% due 08/15/28                                              1,000,000            1,086,328
United States Treasury Bonds 6.25% due 08/15/23                                                657,000              764,969
United States Treasury Bonds 6.38% due 08/15/27                                              1,850,000            2,222,673
United States Treasury Bonds 6.63% due 02/15/27                                                350,000              431,266
United States Treasury Bonds 6.88% due 08/15/25                                              2,400,000            3,011,906
United States Treasury Bonds 7.13% due 02/15/23                                              1,050,000            1,330,055
United States Treasury Bonds 7.50% due 11/15/16                                                800,000            1,003,000
United States Treasury Bonds 8.75% due 08/15/20                                                500,000              712,969
United States Treasury Bonds 8.88% due 02/15/19                                                500,000              707,656
United States Treasury Bonds 9.25% due 02/15/16                                              1,000,000            1,395,625
United States Treasury Notes 1.63% due 02/28/06                                              2,700,000            2,656,967
United States Treasury Notes 2.00% due 08/31/05                                                405,000              403,291
United States Treasury Notes 2.25% due 02/15/07                                                  2,000                1,946
United States Treasury Notes 2.50% due 10/31/06                                                 12,000               11,781
United States Treasury Notes 2.63% due 05/15/08                                                 17,000               16,331
United States Treasury Notes 2.75% due 06/30/06                                              1,010,000              998,688
United States Treasury Notes 3.00% due 12/31/06                                                 43,000               42,454
United States Treasury Notes 3.13% due 01/31/07                                                 41,000               40,536
United States Treasury Notes 3.25% due 08/15/07                                              2,000,000            1,973,046
United States Treasury Notes 3.38% due 11/15/08                                              1,500,000            1,466,367
United States Treasury Notes 3.38% due 10/15/09                                                 61,000               59,060
United States Treasury Notes 3.50% due 02/15/10                                                 65,000               63,088
United States Treasury Notes 3.63% due 01/15/10                                                 32,000               31,234
United States Treasury Notes 4.00% due 02/15/15                                                 52,000               49,961
United States Treasury Notes 4.25% due 08/15/14                                                 74,000               72,566
United States Treasury Notes 4.88% due 02/15/12                                                 35,000               36,142
United States Treasury Notes 5.00% due 02/15/11                                              2,008,000            2,085,577
United States Treasury Notes 5.75% due 11/15/05                                                750,000              761,396
United States Treasury Notes 6.25% due 02/15/07                                              2,100,000            2,194,991
United States Treasury Notes 6.50% due 10/15/06(1)                                           6,010,000            6,260,965
United States Treasury Notes 6.50% due 02/15/10                                              1,200,000            1,321,360
United States Treasury Notes 6.75% due 05/15/05                                              2,000,000            2,009,454
United States Treasury Notes 7.00% due 07/15/06                                              2,100,000            2,188,759
                                                                                                             --------------
                                                                                                                 39,505,444
                                                                                                             --------------

UTILITIES -- 2.7%

ELECTRIC UTILITIES -- 2.4%
AEP Texas North Co., Series B 5.50% due 03/01/13                                               180,000              183,501
AES Corp. 7.75% due 03/01/14                                                                    50,000               51,625
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                                 175,000              178,892
Arizona Public Service Co. 5.80% due 06/30/14                                                  380,000              398,053

                                                                                          PRINCIPAL              VALUE
                                                                                          AMOUNT(10)            (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Carolina Power & Light Co. 5.15% due 04/01/15                                           $       16,000       $       15,918
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                          350,000              360,757
Duke Energy Corp. 4.20% due 10/01/08                                                           390,000              385,257
FirstEnergy Corp., Series C 7.38% due 11/15/31                                                  21,000               23,787
FPL Group Capital, Inc. 4.09% due 02/16/07                                                      73,000               72,821
Indiantown Cogeneration LP, Series A-9 9.26% due 12/15/10                                       14,718               16,147
NSTAR 8.00% due 02/15/10                                                                       200,000              227,419
Pepco Holdings, Inc. 5.50% due 08/15/07                                                        310,000              317,180
Progress Energy, Inc. 7.10% due 03/01/11                                                       400,000              438,705
PSE&G Power, LLC 3.75% due 04/01/09                                                            155,000              149,285
PSE&G Power, LLC 6.88% due 04/15/06                                                            210,000              215,925
Reliant Energy, Inc. 9.50% due 07/15/13                                                         25,000               27,188
Southern California Edison Co. 5.75% due 04/01/35                                               37,000               37,126
Southern California Edison Co. 6.38% due 01/15/06                                              340,000              346,326
Texas-New Mexico Power Co. 6.25% due 01/15/09                                                  150,000              156,241
TXU Corp. 4.80% due 11/15/09*                                                                  380,000              368,133
TXU Corp. 6.50% due 11/15/24*                                                                  380,000              363,131
Virginia Electric and Power Co., Series A 5.75% due 03/31/06                                    28,000               28,469

GAS & PIPELINE UTILITIES -- 0.3%
Atlantic City Electric Co., Series FSA 6.38% due 08/05/05                                       75,000               75,716
Energen Corp., Series MTN 7.63% due 12/15/10                                                   290,000              326,506
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                            75,000               59,250

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                                 32,000               32,194
Verizon New York, Inc., Series B 7.38% due 04/01/32                                             10,000               11,223
                                                                                                             --------------
                                                                                                                  4,866,775
                                                                                                             --------------
TOTAL BONDS & NOTES (cost $101,397,249)                                                                         102,022,641
                                                                                                             --------------

FOREIGN BONDS & NOTES -- 5.7%

CONSUMER STAPLES -- 0.2%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                             270,000              309,150
SABMiller, PLC 6.63% due 08/15/33*                                                              18,000               19,732
                                                                                                             --------------
                                                                                                                    328,882
                                                                                                             --------------

ENERGY -- 0.2%

ENERGY SOURCES -- 0.2%
Calpine Canada Energy Finance, ULC 8.50% due 05/01/08                                           50,000               35,500
Husky Oil, Ltd. 7.55% due 11/15/16                                                             200,000              229,148
Nexen, Inc. 5.88% due 03/10/35                                                                  18,000               17,216
Nexen, Inc. 7.88% due 03/15/32                                                                  19,000               23,182
                                                                                                             --------------
                                                                                                                    305,046
                                                                                                             --------------

FINANCE -- 1.5%

BANKS -- 0.9%
HBOS, PLC 3.50% due 11/30/07*                                                                   53,000               51,909
National Australia Bank, Ltd., Series A 8.60% due 05/19/10                                     440,000              513,687
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                        330,000              377,228
Royal Bank of Scotland Group, PLC 6.40% due 04/01/09                                           250,000              265,294

                                                                                          PRINCIPAL              VALUE
                                                                                          AMOUNT(10)            (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Scotland International Finance BV 7.70% due 08/15/10*                                   $      290,000       $      326,922
Skandinaviska Enskilda Banken AB 5.47% due 03/01/15*(6)                                         31,000               31,011

FINANCIAL SERVICES -- 0.5%
Aiful Corp. 4.45% due 02/16/10*                                                                200,000              195,241
Credit National Interfinance BV 7.00% due 11/14/05                                             210,000              213,721
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                       515,000              554,454

INSURANCE -- 0.1%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                             15,000               14,550
XL Capital Finance, PLC 6.50% due 01/15/12                                                     230,000              246,285
                                                                                                             --------------
                                                                                                                  2,790,302
                                                                                                             --------------

FOREIGN GOVERNMENT BONDS -- 1.1%

FOREIGN GOVERNMENT -- 1.1%
Federal Republic of Brazil 8.00% due 04/15/14                                                   44,565               44,119
Federal Republic of Brazil 11.00% due 08/17/40                                                  70,000               77,910
Province of Quebec 7.50% due 09/15/29                                                           41,000               52,835
Republic of Argentina 3.01% due 08/03/12(2)                                                     50,000               42,050
Republic of Panama 7.25% due 03/15/15                                                           10,000                9,925
Republic of Trinidad & Tobago 9.75% due 07/01/20*                                              115,000              155,250
Republic of Turkey 9.00% due 06/30/11                                                           35,000               38,325
Republic of Uruguay 17.75% due 02/04/06(5)                                              UYU  9,900,000              416,944
Republic of Venezuela 8.50% due 10/08/14                                                        20,000               19,700
Russian Federation 5.00% due 03/31/30*(7)                                                      150,000              154,125
Russian Federation 5.00% due 03/31/30(7)                                                       170,000              174,165
Russian Ministry of Finance, Series V 3.00% due 05/14/08                                        40,000               36,772
United Mexican States, Series MTNA 6.75% due 09/27/34                                          678,000              661,728
United Mexican States, Series MTNA 7.50% due 04/08/33                                           23,000               24,380
                                                                                                             --------------
                                                                                                                  1,908,228
                                                                                                             --------------

INDUSTRIAL & COMMERCIAL -- 0.6%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                             354,111              368,948

BUSINESS SERVICES -- 0.1%
PSA Corp., Ltd. 7.13% due 08/01/05*                                                            220,000              222,385

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                              15,000               15,669

MULTI-INDUSTRY -- 0.3%
Tyco International Group SA 6.13% due 01/15/09                                                  20,000               20,993
Tyco International Group SA 6.38% due 02/15/06                                                 240,000              244,235
Tyco International Group SA 6.38% due 10/15/11                                                 200,000              213,510
Tyco International Group SA 6.75% due 02/15/11                                                  45,000               48,761
Tyco International Group SA 7.00% due 06/15/28                                                  19,000               21,568
                                                                                                             --------------
                                                                                                                  1,156,069
                                                                                                             --------------

INFORMATION & ENTERTAINMENT -- 0.1%

BROADCASTING & MEDIA -- 0.1%
Rogers Cable, Inc. 6.25% due 06/15/13                                                          125,000              121,250
Telenet Group Holding NV 11.50% due 06/15/14*(7)                                                60,000               45,375
                                                                                                             --------------
                                                                                                                    166,625
                                                                                                             --------------

                                                                                          PRINCIPAL              VALUE
                                                                                          AMOUNT(10)            (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY -- 0.6%

TELECOMMUNICATIONS -- 0.6%
Koninklijke (Royal) KPN NV 7.50% due 10/01/05                                           $       26,000       $       26,488
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                                          60,000               64,631
Telecom Italia Capital SA 4.00% due 01/15/10*                                                   45,000               43,021
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                                     510,000              522,263
Telecomunicaciones de Puerto Rico, Inc. 6.80% due 05/15/09                                      31,000               32,665
Telefonica Europe BV 7.75% due 09/15/10                                                        290,000              328,978
TELUS Corp. 7.50% due 06/01/07                                                                  34,000               36,191
TELUS Corp. 8.00% due 06/01/11                                                                  38,000               44,005
                                                                                                             --------------
                                                                                                                  1,098,242
                                                                                                             --------------

MATERIALS -- 0.5%

FOREST PRODUCTS -- 0.0%
Consumers International, Inc. 10.25% due 04/01/05+(5)(8)(12)                                    20,000                    2

METALS & MINERALS -- 0.5%
Alcan, Inc. 6.45% due 03/15/11                                                                 150,000              163,660
ALROSA Finance SA 8.88% due 11/17/14*                                                          250,000              258,437
Barrick Gold Corp., Series A 5.80% due 11/15/34                                                 19,000               19,171
Inco, Ltd. 7.20% due 09/15/32                                                                  340,000              396,093
Noranda, Inc. 6.00% due 10/15/15                                                                69,000               70,752
                                                                                                             --------------
                                                                                                                    908,115
                                                                                                             --------------

UTILITIES -- 0.9%

ELECTRIC UTILITIES -- 0.4%
Scottish Power, PLC 5.38% due 03/15/15                                                          31,000               30,926
Scottish Power, PLC 5.81% due 03/15/25                                                          37,000               36,671
Telecom Italia Capital SA 6.00% due 09/30/34*                                                  670,000              648,782

TELEPHONE -- 0.5%
British Telecommunications, PLC 7.88% due 12/15/05                                               6,000                6,170
Deutsche Telekom International Finance BV 3.88% due 07/22/08                                   150,000              147,032
Deutsche Telekom International Finance BV 8.50% due 06/15/10                                   290,000              333,523
Deutsche Telekom International Finance BV 8.75% due 06/15/30                                   318,000              415,897
                                                                                                             --------------
                                                                                                                  1,619,001
                                                                                                             --------------
TOTAL FOREIGN BONDS & NOTES (cost $10,009,146)                                                                   10,280,510
                                                                                                             --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $160,017,725)                                                       165,566,473
                                                                                                             --------------

SHORT-TERM INVESTMENT SECURITIES -- 0.3%

U.S. GOVERNMENT AGENCIES -- 0.3%

Federal Home Loan Mtg. Disc. Notes 2.54% due 04/01/05(1) (cost $500,000)                       500,000              500,000
                                                                                                             --------------

REPURCHASE AGREEMENTS -- 5.4%

Agreement with State Street & Trust Co., bearing interest at 1.25% , dated 03/31/05, to be repurchased 04/01/05 in the amount of $317,011 and collateralized by $255,000 of United States Treasury Bonds, bearing interest at 7.25%, due 08/15/22 and having
  an approximate value of $327,930                                                             317,000              317,000

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)

State Street Bank & Trust Co. Joint Repurchase Agreement Account(1)(11)                 $      433,000       $      433,000
UBS Securities, LLC Joint Repurchase Agreement Account(1)(11)                                9,055,000            9,055,000
                                                                                                             --------------
TOTAL REPURCHASE AGREEMENTS (cost $9,805,000)                                                                     9,805,000
                                                                                                             --------------

TOTAL INVESTMENTS --
  (cost $170,322,725)@                                                      97.7%                               175,871,473
Other assets less liabilities --                                             2.3                                  4,227,794
                                                                           -----                             --------------
NET ASSETS --                                                              100.0%                            $  180,099,267
                                                                           =====                             ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $10,282,312 representing 5.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(3)  Commercial Mortgage-Backed Security
(4)  Collateralized Mortgage Obligation
(5)  Fair valued security; see Note 2.
(6) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8)  Bond in default
(9)  The security or a portion thereof represents collateral for TBAs.
(10) Denominated in U.S. dollars unless otherwise indicated.
(11) See Note 2 for details of Joint Repurchase Agreement
(12) Illiquid security
(13) Security is a preferred stock where the coupon rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2005.
(14) The security or a portion thereof represents collateral for securities sold short.
ADR -- American Depository Receipt
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES SOLD SHORT -- (0.3%)

U.S. GOVERNMENT AGENCIES -- (0.3%)

U.S. Government Agencies - (0.3%)
Federal Home Loan Mtg. Corp. 5.00% due April (Proceeds ($462,309))                      $     (475,000)      $     (464,609)
                                                                                                             --------------

OPEN FUTURES CONTRACTS

                                                                                        VALUE AS OF           UNREALIZED
NUMBER OF                                      EXPIRATION           VALUE AT             MARCH 31,           APPRECIATION
CONTRACTS              DESCRIPTION                DATE             TRADE DATE              2005             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
13 Short          US Treasury 2YR Note          June 2005        $    2,698,463      $      2,689,578     $           8,885
38 Short          US Treasury 10YR Note         June 2005             4,172,129             4,152,094                20,035
                                                                                                          -----------------
                                                                                                          $          28,920
                                                                                                          =================

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

       CONTRACT                           IN                        DELIVERY            GROSS UNREALIZED
      TO DELIVER                     EXCHANGE FOR                     DATE                APPRECIATION
--------------------------------------------------------------------------------------------------------
  CAD         100,000            USD          82,850                04/07/05            $          181
* CHF         310,000            USD         264,416                04/12/05                     5,048
* COP     395,000,000            USD         166,176                07/01/05                     1,253
* EUR         350,000            USD         462,676                04/27/05                     8,717
* GBP          50,000            USD          94,366                04/28/05                        20
  JPY      29,900,000            USD         285,185                04/20/05                     5,877
* PHP      15,740,000            USD         282,321                12/22/05                     2,499
  SEK         560,000            USD          79,929                04/15/05                       705
  USD          79,184            PEN         260,000                04/07/05                       595
* USD         542,690            TRY         770,000                04/19/05                    22,374
* USD         360,016            MXN       4,090,000                04/25/05                     4,302
  USD         201,493            ILS         880,000                04/28/05                       366
* USD         386,529            ARS       1,150,000                05/18/05                     7,620
* USD         101,044            KRW     103,600,000                05/26/05                       909
  USD         229,643            PLN         730,000                06/15/05                       663
  USD         171,006            SKK       5,110,000                06/15/05                       176
* USD         163,546            COP     395,000,000                07/01/05                     1,377
* USD         409,782            BRL       1,190,000                07/06/05                    26,950
* USD          81,487            THB       3,200,000                07/12/05                       361
* USD         355,842            INR      15,900,000                07/29/05                     6,277
  USD         121,905            UAH         650,000                08/08/05                        78
* USD         342,422            TWD      10,800,000                11/21/05                     5,933
* USD         271,712            PHP      15,740,000                12/22/05                     8,110
  ZAR         980,000            USD         160,900                05/19/05                     5,021
                                                                                        --------------
                                                                                               115,412
                                                                                        --------------

       CONTRACT                           IN                        DELIVERY            GROSS UNREALIZED
      TO DELIVER                     EXCHANGE FOR                     DATE                DEPRECIATION
--------------------------------------------------------------------------------------------------------
* ARS         710,000            USD         239,305                05/18/05            $       (4,039)
* BRL       1,190,000            USD         411,050                07/06/05                   (25,681)
* CLP     278,200,000            USD         471,322                11/10/05                    (2,645)
* CZK       1,590,000            USD          67,701                04/05/05                      (925)
* IDR   1,126,000,000            USD         116,951                06/15/05                    (1,178)
* INR      11,390,000            USD         256,688                07/29/05                    (2,717)
* KRW     103,600,000            USD         101,419                05/26/05                      (533)
* MXN         910,000            USD          80,014                04/25/05                    (1,044)
* PLN         730,000            USD         230,867                04/05/05                      (701)
* SKK       5,110,000            USD         170,635                04/05/05                      (282)
* THB       3,200,000            USD          81,208                07/12/05                      (640)
* TRY         600,000            USD         413,788                04/19/05                   (26,522)
* TWD      10,800,000            USD         343,020                11/21/05                    (5,336)
* USD          68,985            CZK       1,590,000                04/05/05                      (359)
* USD         241,227            PLN         730,000                04/05/05                    (9,659)
* USD         174,712            SKK       5,110,000                04/05/05                    (3,796)
* USD         185,099            CHF         220,000                04/12/05                    (1,031)
* USD         288,889            EUR         220,000                04/27/05                    (3,543)
* USD          56,614            GBP          30,000                04/28/05                        (6)
* USD         119,495            IDR   1,126,000,000                06/15/05                    (1,367)
  USD         191,985            RUB       5,270,000                06/15/05                    (3,185)
* USD         478,715            CLP     278,200,000                11/10/05                    (4,748)
  USD         107,347            BRL         320,000                02/16/06                      (930)
                                                                                        --------------
                                                                                              (100,867)
                                                                                        --------------
  Net Unrealized Appreciation (Depreciation)                                            $       14,545
                                                                                        ==============

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
ARS -- Argentine Peso
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
IDR -- Indonesian Rupiah
ILS -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
PEN -- Peruvian Nuevo Sol
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- New Russian Ruble
SEK -- Swedish Krona
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- New Taiwan Dollar
UAH -- Ukraine Hryvna
USD -- United States Dollar
UYU -- Uruguay Peso
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             13.8%
U.S. Government Agencies                        8.1%
Banks                                           6.4%
Telecommunications                              5.7%
Drugs                                           4.5%
Retail                                          4.3%
Energy Sources                                  4.0%
Food, Beverage & Tobacco                        3.9%
Insurance                                       3.5%
Electronics                                     3.4%
Repurchase Agreement                            3.4%
Energy Services                                 3.2%
Computer Software                               2.8%
Metals & Minerals                               2.5%
Automotive                                      2.4%
Broadcasting & Media                            2.4%
Health Services                                 2.2%
Transportation                                  2.1%
Business Services                               2.0%
Leisure & Tourism                               2.0%
Medical Products                                1.9%
Chemicals                                       1.8%
Household Products                              1.8%
Computers & Business Equipment                  1.7%
Multi-Industry                                  1.5%
Electric Utilities                              1.4%
Aerospace & Military Technology                 1.3%
Real Estate Investment Trusts                   1.1%
Computer Services                               0.9%
Gas & Pipeline Utilities                        0.9%
Machinery                                       0.9%
Apparel & Textiles                              0.6%
Forest Products                                 0.6%
U.S. Treasuries                                 0.6%
Electrical Equipment                            0.5%
Communication Equipment                         0.3%
Entertainment Products                          0.3%
Internet Software                               0.3%
Internet Content                                0.1%
Real Estate Companies                           0.1%
Telephone                                       0.1%
                                              -----
                                              101.3%
                                              =====

*  Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 78.3%

CONSUMER DISCRETIONARY -- 7.5%

APPAREL & TEXTILES -- 0.6%
Cherokee, Inc.                                                                                   2,900       $       97,092
Gap, Inc.                                                                                       15,350              335,244
Hennes & Mauritz AB, Class B                                                                    22,072              758,531
Onward Kashiyama Co., Ltd.                                                                      15,000              221,440
Skechers USA, Inc., Class A+                                                                    16,700              258,516
Timberland Co., Class A+(5)                                                                      9,850              698,660

AUTOMOTIVE -- 2.2%
American Axle & Manufacturing Holdings, Inc.                                                     8,800              215,600
Autoliv, Inc.(5)                                                                                13,550              645,658
Bayerische Motoren Werke AG                                                                      7,500              340,765
Cummins, Inc.(5)                                                                                17,950            1,262,782
Hyundai Motor Co. GDR+*(11)                                                                     21,400              581,438
Polaris Industries, Inc.(5)                                                                      9,750              684,743
Renault SA                                                                                      15,449            1,379,829
Tenneco Automotive, Inc.+                                                                       25,650              319,599
Toyota Motor Corp.                                                                              74,600            2,775,846

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Black & Decker Corp.(5)                                                                         10,050              793,849
NVR, Inc.+(5)                                                                                      750              588,750

RETAIL -- 4.3%
7-Eleven, Inc.+                                                                                 10,350              248,607
Abercrombie & Fitch Co., Class A(5)                                                             11,350              649,674
Aeon Co., Ltd.+*(11)                                                                            22,500              380,001
Aeropostale, Inc.+(5)                                                                           28,900              946,475
American Eagle Outfitters, Inc.(5)                                                              33,200              981,060
Barnes & Noble, Inc.+(5)                                                                        14,400              496,656
Bebe Stores, Inc.                                                                                7,750              263,112
BJ's Wholesale Club, Inc.+                                                                       9,250              287,305
Casey's General Stores, Inc.                                                                     7,200              129,384
Charming Shoppes, Inc.+(5)                                                                      67,700              550,401
Circuit City Stores, Inc.(5)                                                                    44,400              712,620
Costco Wholesale Corp.(5)                                                                       10,800              477,144
Dillard's, Inc., Class A(5)                                                                     23,750              638,875
J.C. Penney Co., Inc.                                                                            4,800              249,216
Lawson, Inc.                                                                                    11,200              411,527
Limited Brands(5)                                                                               30,350              737,505
Mannatech, Inc.                                                                                  8,600              168,130
Mitsui & Co., Ltd.                                                                              31,000              285,918
Nordstrom, Inc.(5)                                                                              21,050            1,165,749
Nu Skin Enterprises, Inc., Class A                                                              13,300              299,383
Pacific Sunwear of California+                                                                   9,400              263,012
Pantry, Inc.+(5)                                                                                19,600              607,012

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Stein Mart, Inc.+(5)                                                                            22,000       $      495,000
SUPERVALU, Inc.(5)                                                                              39,900            1,330,665
Swatch Group AG                                                                                    929               25,865
Swatch Group AG, Class B                                                                         5,196              714,203
Tesco, PLC                                                                                      94,656              566,143
W.W. Grainger, Inc.(5)                                                                          15,000              934,050
Wal-Mart Stores, Inc.(5)                                                                        25,700            1,287,827
                                                                                                             --------------
                                                                                                                 28,260,861
                                                                                                             --------------

CONSUMER STAPLES -- 5.2%

FOOD, BEVERAGE & TOBACCO -- 3.8%
Albertson's, Inc.(5)                                                                            32,700              675,255
Altadis SA                                                                                      16,103              658,585
Altria Group, Inc.(5)                                                                           28,700            1,876,693
Archer-Daniels-Midland Co.(5)                                                                   32,550              800,079
Boston Beer Co., Inc., Class A+                                                                  6,450              141,255
Cal-Maine Foods, Inc.                                                                           48,900              384,354
Del Monte Foods Co.+                                                                            41,100              445,935
Diageo, PLC                                                                                     93,324            1,315,637
General Mills, Inc.                                                                              8,500              417,775
InBev NV                                                                                        19,208              672,531
Japan Tobacco, Inc.+                                                                               100            1,109,764
Kellogg Co.(5)                                                                                  46,450            2,009,892
Koninklijke Ahold NV+                                                                           83,643              700,435
Nash Finch Co.                                                                                   8,300              315,317
Nestle SA                                                                                        1,093              299,055
PepsiAmericas, Inc.(5)                                                                          34,850              789,701
Pilgrim's Pride Corp.                                                                           11,500              410,780
Ralcorp Holdings, Inc.                                                                           6,800              321,980
Safeway, Inc.+                                                                                  17,600              326,128
Sanderson Farms, Inc.                                                                            9,000              388,890
UST, Inc.(5)                                                                                    10,050              519,585

HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
Clorox Co.(5)                                                                                   25,300            1,593,647
Kimberly-Clark Corp.(5)                                                                         19,700            1,294,881
NBTY, Inc.+                                                                                     16,900              424,021
Procter & Gamble Co.(5)                                                                         13,850              734,050
Reckitt Benckiser, PLC                                                                          33,999            1,080,677
Tupperware Corp.                                                                                 9,300              189,348
                                                                                                             --------------
                                                                                                                 19,896,250
                                                                                                             --------------

ENERGY -- 7.1%

ENERGY SERVICES -- 3.1%
CAL Dive International, Inc.+                                                                    7,800              353,340
Giant Industries, Inc.+                                                                         14,300              367,510
Norsk Hydro ASA                                                                                  5,876              484,980
Royal Dutch Petroleum Co.                                                                       19,587            1,171,016
Sempra Energy(5)                                                                                31,800            1,266,912
Shell Transport & Trading Co., PLC                                                              39,573              355,219
Sierra Pacific Resources+(5)                                                                    66,550              715,413

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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Sunoco, Inc.(5)                                                                                 14,900       $    1,542,448
Tesoro Corp.+(5)                                                                                32,450            1,201,299
Tokyo Gas Co., Ltd.                                                                            235,900              950,376
Total SA                                                                                        12,112            2,833,993
Unisource Energy Corp.(5)                                                                       17,100              529,587

ENERGY SOURCES -- 4.0%
Burlington Resources, Inc.(5)                                                                   15,000              751,050
Canadian Natural Resources, Ltd.                                                                15,500              875,903
ChevronTexaco Corp.(5)                                                                          57,700            3,364,487
Eni SpA                                                                                         19,500              506,316
Exxon Mobil Corp.(5)                                                                           103,280            6,155,488
Frontier Oil Corp.                                                                              11,700              424,242
Harvest Natural Resources, Inc.+                                                                17,400              206,886
Holly Corp.(5)                                                                                  16,400              611,228
Marathon Oil Corp.(5)                                                                           13,100              614,652
Patina Oil & Gas Corp.                                                                          11,000              440,000
Petroleo Brasileiro SA ADR                                                                      20,300              896,854
Petroleum Development Corp.+                                                                    10,900              410,821
TonenGeneral Sekiyu                                                                              4,000               40,996
                                                                                                             --------------
                                                                                                                 27,071,016
                                                                                                             --------------

FINANCE -- 14.5%

BANKS -- 6.1%
Allied Irish Banks, PLC (London)                                                                18,940              396,514
Banca Intesa SpA                                                                                95,000              482,742
Banco Itau Holding Financeira SA ADR                                                             2,819              228,762
Bank of America Corp.(5)                                                                        56,300            2,482,830
Barclays, PLC                                                                                  217,037            2,218,886
BNP Paribas SA                                                                                  14,525            1,028,992
Canadian Imperial Bank of Commerce                                                                  19                1,152
Colonial BancGroup, Inc.                                                                        17,100              350,892
Comerica, Inc.                                                                                   4,650              256,122
Credit Agricole SA                                                                              55,159            1,499,410
DBS Group Holdings, Ltd.                                                                       115,141            1,039,286
FirstFed Financial Corp.+                                                                        5,800              295,858
Fremont General Corp.(5)                                                                        24,150              531,058
International Bancshares Corp.                                                                   8,100              280,827
KeyCorp(5)                                                                                      23,800              772,310
Kookmin Bank Sponsored ADR                                                                          34                1,518
Mitsubishi Tokyo Financial Group, Inc.+                                                            116            1,006,062
Nara Bancorp, Inc.                                                                              12,250              172,113
National Bank of Greece SA*(11)                                                                 15,750              533,693
National City Corp.(5)                                                                          14,900              499,150
Nordea Bank AB+                                                                                101,000            1,021,299
Oriental Financial Group                                                                        16,340              382,683
R&G Financial Corp., Class B                                                                     7,050              219,749
Royal Bank of Scotland Group, PLC*(11)                                                          77,729            2,473,598
U.S. Bancorp(5)                                                                                 26,230              755,949
UBS AG                                                                                          10,740              906,935
Uniao de Banco Brasilieros SA GDR                                                                6,100              209,718
UnionBanCal Corp.(5)                                                                            23,000            1,408,750
Wells Fargo & Co.(5)                                                                            23,080            1,380,184
Wilshire Bancorp, Inc.                                                                          16,050              209,292

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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 5.1%
Accredited Home Lenders Holding Co.+                                                             8,850       $      320,635
Acom Co., Ltd.                                                                                  12,130              820,130
Advanta Corp., Class B                                                                           4,550              104,650
Affiliated Managers Group, Inc.+                                                                 6,600              409,398
CharterMac(5)                                                                                   12,650              271,975
Chicago Merchantile Exchange Holdings, Inc.(5)                                                   3,100              601,493
Citigroup, Inc.(5)                                                                              80,001            3,595,245
Countrywide Financial Corp.                                                                      9,850              319,731
Credit Saison Co., Ltd.                                                                         14,700              529,162
Credit Suisse Group+                                                                            33,019            1,417,604
Digi International, Inc.+                                                                       17,400              238,728
Direct General Corp.                                                                            15,500              318,370
Doral Financial Corp.                                                                            4,200               91,938
Dun & Bradstreet Corp.+(5)                                                                      11,800              725,110
Eaton Vance Corp.                                                                               34,900              818,056
Fubon Financial Holding Co., Ltd. GDR*(11)                                                      59,413              566,206
Harris & Harris Group, Inc.+                                                                     8,100               97,524
IndyMac Bancorp, Inc.(5)                                                                        25,100              853,400
J.P. Morgan Chase & Co.(5)                                                                      30,240            1,046,304
MBNA Corp.(5)                                                                                   25,950              637,072
Metris Cos., Inc.+(5)                                                                           41,300              478,667
Mizuho Financial Group, Inc.+                                                                      141              666,670
Moody's Corp.(5)                                                                                14,800            1,196,728
Nomura Securities Co., Ltd.                                                                     59,000              825,329
Orix Corp.                                                                                       2,100              267,714
Raymond James Financial, Inc.(5)                                                                28,700              869,610
Takefuji Corp.+                                                                                  5,050              340,026
Westcorp(5)                                                                                     19,600              828,100

INSURANCE -- 3.4%
ACE, Ltd.(5)                                                                                       400               16,508
Aetna, Inc.                                                                                      7,400              554,630
Alleghany Corp.+(5)                                                                              1,785              494,445
Allianz AG                                                                                       3,310              420,279
Allstate Corp.(5)                                                                                9,850              532,491
American Financial Group, Inc.                                                                  13,350              411,180
American International Group, Inc.#(5)                                                           8,718              483,064
CIGNA Corp.(5)                                                                                   3,800              339,340
Commerce Group, Inc.                                                                             2,000              123,960
First American Corp.(5)                                                                         28,900              951,966
FPIC Insurance Group, Inc.+                                                                      8,600              276,490
LandAmerica Financial Group, Inc.                                                                7,900              395,237
Loews Corp.(5)                                                                                  12,750              937,635
Mercury General Corp.(5)                                                                         9,600              530,496
Nationwide Financial Services, Inc., Class A                                                     5,900              211,810
Odyssey Re Holdings Corp.                                                                        9,200              230,368
Old Republic International Corp.                                                                18,850              439,017
St Paul Travelers Cos., Inc.                                                                         1                   37
Stewart Information Services Corp.                                                              10,200              382,704
Swiss Re                                                                                        21,385            1,531,395
UICI(5)                                                                                         24,900              603,825
W.R. Berkley Corp.                                                                               9,150              453,840
XL Capital, Ltd., Class A(5)                                                                     8,600              622,382
Zenith National Insurance Corp.(5)                                                              15,500              803,830
Zurich Financial Services AG+                                                                    5,547              973,467
                                                                                                             --------------
                                                                                                                 55,022,305
                                                                                                             --------------
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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE -- 8.6%

DRUGS -- 4.5%
Abbott Laboratories(5)                                                                          26,300       $    1,226,106
Allergan, Inc.                                                                                   6,500              451,555
Alpharma, Inc., Class A                                                                         21,950              270,424
Applera Corp. -- Celera Genomics Group+                                                         35,900              367,975
Astellas Pharma, Inc.                                                                           31,300            1,059,582
AstraZeneca, PLC                                                                                17,290              681,574
Bristol-Myers Squibb Co.(5)                                                                     90,950            2,315,587
Caremark Rx, Inc.+(5)                                                                           17,077              679,323
Cephalon, Inc.+(5)                                                                              11,400              533,862
Eli Lilly & Co.(5)                                                                              14,100              734,610
First Horizon Pharmaceutical Corp.+(5)                                                          32,300              545,224
Gilead Sciences, Inc.+                                                                          13,350              477,930
GlaxoSmithKline, PLC                                                                            18,978              435,026
Merck & Co., Inc.(5)                                                                            62,350            2,018,270
Novartis AG                                                                                     38,014            1,773,489
Pfizer, Inc.(5)                                                                                 44,700            1,174,269
Roche Holdings AG-Genusschein                                                                   16,717            1,791,831
Schwarz Pharma AG                                                                                4,100              180,704
Takeda Pharmaceutical Co., Ltd.                                                                  8,900              424,126

HEALTH SERVICES -- 2.2%
Amedisys, Inc.+                                                                                 13,600              411,400
Centene Corp.+                                                                                  11,400              341,886
Coventry Health Care, Inc.+(5)                                                                  23,100            1,574,034
Genesis Healthcare Corp.+                                                                        5,250              225,173
Humana, Inc.+(5)                                                                                25,000              798,500
Lincare Holdings, Inc.+                                                                          7,650              338,360
PDI, Inc.+                                                                                      12,900              264,450
Sierra Health Services, Inc.+(5)                                                                18,700            1,193,808
UnitedHealth Group, Inc.(5)                                                                     20,250            1,931,445
Wellchoice, Inc.+(5)                                                                            12,650              674,371
Wellpoint, Inc.+(5)                                                                              3,850              482,597

MEDICAL PRODUCTS -- 1.9%
Bausch & Lomb, Inc.                                                                              6,100              447,130
Becton Dickinson & Co.(5)                                                                       29,000            1,694,180
Haemonetics Corp.+                                                                               3,250              137,020
Hoya Corp.                                                                                       2,600              286,114
InterMune, Inc.+                                                                                 6,800               74,800
Johnson & Johnson(5)                                                                            65,400            4,392,264
Molecular Devices Corp.+                                                                        16,900              321,100
                                                                                                             --------------
                                                                                                                 32,730,099
                                                                                                             --------------

INDUSTRIAL & COMMERCIAL -- 8.1%

AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Boeing Co.(5)                                                                                   27,140            1,586,604
Europeon Aeronautic Defense and Space Co.                                                       14,324              428,183
Innovative Solutions & Support, Inc.+(5)                                                        15,650              496,888
Rockwell Automation, Inc.(5)                                                                    15,250              863,760
United Defense Industries, Inc.(5)                                                              13,400              983,828
United Industrial Corp.                                                                          9,550              282,871

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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 2.0%
Aaron Rents, Inc.                                                                               10,450       $      209,000
Administaff, Inc.+                                                                              15,650              228,490
Assa Abloy AB, Class B                                                                          27,400              387,504
Brady Corp., Class A                                                                             9,900              320,265
Brink's Co.                                                                                      6,300              217,980
Catalina Marketing Corp.                                                                        13,350              345,765
Dai Nippon Printing Co., Ltd.                                                                   51,000              831,847
Dex Media, Inc.(5)                                                                              30,900              638,085
Getty Images, Inc.+(5)                                                                          10,250              728,877
Heidrick & Struggles International, Inc.+                                                       10,550              387,923
John H. Harland Co.(5)                                                                          17,000              584,120
Linde AG                                                                                         8,087              555,609
Republic Services, Inc.                                                                         12,850              430,218
Siemens AG                                                                                      10,352              819,249
Societe Des Autoroutes Paris-Rhin-Rhone+*(11)                                                    7,790              435,232
WESCO International, Inc.+(5)                                                                   21,650              606,200

ELECTRICAL EQUIPMENT -- 0.5%
Acuity Brands, Inc.(5)                                                                          11,200              302,400
Artesyn Technologies, Inc.+                                                                     30,700              267,397
Eaton Corp.                                                                                      8,600              562,440
Emerson Electric Co.(5)                                                                         11,700              759,681

MACHINERY -- 0.9%
Albany International Corp., Class A                                                              4,250              131,240
Applied Industrial Technologies, Inc.                                                            6,100              165,920
Kennametal, Inc.                                                                                 7,150              339,554
Kubota Corp.                                                                                    43,000              229,376
Lincoln Electric Holdings, Inc.                                                                  5,300              159,424
Middleby Corp.                                                                                   6,100              301,340
Nordson Corp.                                                                                   10,500              386,610
SMC Corp.                                                                                        3,200              361,988
Tecumseh Products Co., Class A                                                                   6,000              237,660
Terex Corp.+(5)                                                                                 23,000              995,900

MULTI-INDUSTRY -- 1.5%
3M Co.(5)                                                                                       15,750            1,349,618
Eagle Materials, Inc.                                                                              950               76,893
Enpro Industries, Inc.+                                                                         15,150              416,625
General Electric Co.(5)                                                                         85,450            3,081,327
JGC Corp.                                                                                       25,000              272,778
Perini Corp.+                                                                                    6,500               89,635
Swire Pacific, Ltd., Class A                                                                    33,500              265,227

TRANSPORTATION -- 2.0%
Canadian National Railway Co. (Toronto)                                                          4,578              288,940
CNF, Inc.(5)                                                                                    25,400            1,188,466
East Japan Railway Co.                                                                             201            1,079,698
FedEx Corp.(5)                                                                                  13,700            1,287,115
GATX Corp.                                                                                      10,850              360,111
J.B. Hunt Transport Services, Inc.(5)                                                           23,000            1,006,710
Norfolk Southern Corp.(5)                                                                       24,900              922,545
Ryder System, Inc.                                                                               8,800              366,960
TPG NV                                                                                          34,677              986,692
                                                                                                             --------------
                                                                                                                 30,608,768
                                                                                                             --------------
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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT -- 4.5%

BROADCASTING & MEDIA -- 2.2%
4Kids Entertainment, Inc.+                                                                      10,800       $      238,788
Citadel Broadcasting Corp.+                                                                     22,350              306,866
Fuji Television Network, Inc.                                                                      122              287,849
Gemstar-TV Guide International, Inc.+                                                          103,650              450,878
ITV, PLC                                                                                       187,442              451,628
McGraw-Hill Cos., Inc.(5)                                                                       11,550            1,007,737
Mediaset SpA                                                                                    68,630              987,513
News Corp., Class B                                                                              4,144               72,976
Reader's Digest Assoc., Inc.                                                                    10,800              186,948
Time Warner, Inc.+(5)                                                                          132,050            2,317,477
Ventiv Health, Inc.+(5)                                                                         21,050              484,150
Vivendi Universal SA+*(11)                                                                      51,672            1,582,795

ENTERTAINMENT PRODUCTS -- 0.3%
Multimedia Games, Inc.+                                                                         37,050              287,508
Walt Disney Co.(5)                                                                              27,550              791,511

LEISURE & TOURISM -- 2.0%
Alaska Air Group, Inc.+(5)                                                                      16,400              482,816
Ameristar Casinos, Inc.(5)                                                                      10,550              576,874
Bluegreen Corp.+                                                                                16,700              214,595
CEC Entertainment, Inc.+(5)                                                                     19,050              697,230
CKE Restaurants, Inc.+(5)                                                                       43,450              688,682
Darden Restaurants, Inc.(5)                                                                     42,100            1,291,628
ExpressJet Holdings, Inc.+                                                                      35,350              403,344
GTECH Holdings Corp.                                                                            13,550              318,832
Jack in the Box, Inc.+                                                                          11,100              411,810
Mandalay Resort Group                                                                            6,200              437,038
McDonald's Corp.(5)                                                                             28,500              887,490
Singapore Airlines, Ltd.                                                                        76,000              547,872
Yum! Brands, Inc.(5)                                                                            12,250              634,672
                                                                                                             --------------
                                                                                                                 17,047,507
                                                                                                             --------------

INFORMATION TECHNOLOGY -- 14.9%

COMMUNICATION EQUIPMENT -- 0.3%
QUALCOMM, Inc.(5)                                                                               24,550              899,758
TransAct Technologies, Inc.+                                                                     8,700               87,087

COMPUTER SERVICES -- 0.9%
Agilysys, Inc.(5)                                                                               27,000              530,820
Autodesk, Inc.(5)                                                                               39,900            1,187,424
Digital River, Inc.+                                                                             7,600              236,816
Sun Microsystems, Inc.+(5)                                                                     136,200              550,248
Symantec Corp.+(5)                                                                              36,850              786,010

COMPUTER SOFTWARE -- 2.8%
Adobe Systems, Inc.(5)                                                                          10,050              675,059
Citrix Systems, Inc.+                                                                           17,700              421,614
Hyperion Solutions Corp.+                                                                        4,050              178,646
Inter-Tel, Inc.                                                                                  8,150              199,675
McAfee, Inc.+(5)                                                                                30,650              691,464
Microsoft Corp.(5)                                                                             183,850            4,443,654
Nomura Research Institute, Ltd.                                                                  3,400              317,075

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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
Oracle Corp.+(5)                                                                               179,200       $    2,236,416
Pixar+(5)                                                                                       16,700            1,629,085
Seagate Technologies(1)(11)                                                                        970                    0

COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Dell, Inc.+(5)                                                                                  21,700              833,714
Ingram Micro, Inc., Class A+(5)                                                                 71,200            1,186,904
International Business Machines Corp.(5)                                                        22,250            2,033,205
MTS Systems Corp.                                                                                6,800              197,404
NCR Corp.+(5)                                                                                   19,400              654,556
PalmOne, Inc.+(5)                                                                               27,400              695,412
RadiSys Corp.+(5)                                                                               18,150              257,004
Storage Technology Corp.+(5)                                                                    17,900              551,320
Synaptics, Inc.+(5)                                                                              9,400              218,080

ELECTRONICS -- 3.4%
Advanced Micro Devices, Inc.+(5)                                                                46,000              741,520
Agere Systems, Inc., Class B+(5)                                                               342,250              485,995
ATI Technologies, Inc.+                                                                         20,500              353,840
Atmel Corp.+                                                                                   116,800              344,560
Canon, Inc.                                                                                     41,100            2,203,908
Energizer Holdings, Inc.+(5)                                                                     9,450              565,110
FEI Co.+                                                                                         7,900              182,885
Flextronics International, Ltd.+                                                                12,200              146,888
Freescale Semiconductor, Inc., Class B+(5)                                                      37,509              647,030
Intel Corp.(5)                                                                                 136,500            3,170,895
Koninklijke (Royal) Philips Electronics NV                                                       6,463              178,032
Lam Research Corp.+                                                                             15,950              460,317
Linear Technology Corp.                                                                         10,350              396,509
Omron Corp.                                                                                     19,700              429,898
Photronics, Inc.+(5)                                                                            13,650              247,065
Samsung Electronics Co., Ltd. GDR+*                                                              5,306            1,313,235
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(5)                                   57,415              486,879
Tech Data Corp.+(5)                                                                             12,000              444,720
Veeco Instruments, Inc.+                                                                        11,900              179,095

INTERNET CONTENT -- 0.1%
Verity, Inc.+                                                                                   20,100              189,945

INTERNET SOFTWARE -- 0.3%
BEA Systems, Inc.+                                                                              50,350              401,290
TIBCO Software, Inc.+                                                                           24,600              183,270
Websense, Inc.+(5)                                                                              10,900              586,420

TELECOMMUNICATIONS -- 5.4%
Aspect Communications Corp.+(5)                                                                 23,850              248,279
AT&T Corp.(5)                                                                                   62,800            1,177,500
BellSouth Corp.(5)                                                                              23,750              624,387
CenturyTel, Inc.                                                                                12,550              412,142
China Netcom Group Corp. Hong Kong, Ltd.+                                                      255,500              358,708
China Telecom Corp., Ltd., Class H+                                                          1,756,001              613,518
Cisco Systems, Inc.+(5)                                                                        117,750            2,106,547
Ditech Communications Corp.+(5)                                                                 14,350              178,945
France Telecom SA*(11)                                                                          54,962            1,645,812

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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Hellenic Telecommunications Organization SA                                                     11,820       $      207,464
Koninklijke (Royal) KPN NV*(11)                                                                115,988            1,037,452
KT Corp. Sponsored ADR                                                                              13                  277
Motorola, Inc.(5)                                                                              119,950            1,795,651
Nippon Telegraph & Telephone Corp.                                                                  68              297,417
Novatel Wireless, Inc.+                                                                         20,000              215,000
NTT DoCoMo, Inc.                                                                                   129              216,544
Premiere Global Services, Inc.+                                                                 10,800              122,256
Sprint Corp.(5)                                                                                 46,650            1,061,287
TDC A/S                                                                                          7,000              295,052
Telefonaktiebolaget LM Ericsson, Class B+                                                      157,096              442,123
Telefonos de Mexico SA de CV Sponsored ADR(5)                                                   18,797              649,060
Telekom Austria AG*(11)                                                                         27,940              546,901
Verizon Communications, Inc.(5)                                                                 58,750            2,085,625
Vodafone Group, PLC                                                                          1,490,402            3,957,161
                                                                                                             --------------
                                                                                                                 56,332,864
                                                                                                             --------------

MATERIALS -- 4.8%

CHEMICALS -- 1.7%
BASF AG                                                                                         25,526            1,809,658
Ciba Specialty Chemicals AG                                                                      9,765              631,922
Eastman Chemical Co.(5)                                                                         15,000              885,000
Georgia Gulf Corp.(5)                                                                           17,900              823,042
PPG Industries, Inc.(5)                                                                         15,250            1,090,680
ServiceMaster Co.                                                                               24,100              325,350
Terra Industries, Inc.+(5)                                                                      91,700              711,592
W.R. Grace & Co.+                                                                               31,600              269,232

FOREST PRODUCTS -- 0.6%
Amcor, Ltd.                                                                                     41,929              231,853
Louisiana-Pacific Corp.(5)                                                                      45,250            1,137,585
Plum Creek Timber Co., Inc.                                                                     10,650              380,205
Rayonier, Inc.                                                                                   9,100              450,723

METALS & MINERALS -- 2.5%
AK Steel Holding Corp.+                                                                         23,100              255,486
Ball Corp.(5)                                                                                   11,500              477,020
BHP Billiton, PLC                                                                               30,673              412,126
CRH, PLC (Dublin)                                                                               13,110              344,479
International Steel Group, Inc.+(5)                                                             16,050              633,975
Lafarge North America, Inc.(5)                                                                   9,050              528,972
Mueller Industries, Inc.(5)                                                                     28,400              799,460
Nucor Corp.                                                                                      7,250              417,310
Phelps Dodge Corp.(5)                                                                            6,400              651,072
Rio Tinto, PLC                                                                                  31,011            1,002,697
SKF AB, Class B                                                                                 14,680              686,156
Southern Peru Copper Corp.                                                                       7,650              424,269
Texas Industries, Inc.                                                                           4,300              231,125
United States Steel Corp.(5)                                                                    19,200              976,320
USG Corp.+(5)                                                                                   29,150              966,614
Veolia Environment                                                                              23,188              822,404
                                                                                                             --------------
                                                                                                                 18,376,327
                                                                                                             --------------

                                       94
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
                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE -- 1.1%

REAL ESTATE COMPANIES -- 0.1%
Catellus Development Corp.                                                                       6,200       $      165,230
Saxon Capital, Inc.                                                                             18,000              309,600

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
American Home Mtg. Investment Corp.                                                              5,150              147,496
Archstone-Smith Trust                                                                           11,800              402,498
CBL & Associates Properties, Inc.                                                                5,800              414,758
Cousins Properties, Inc.                                                                        16,150              417,800
Hospitality Properties Trust                                                                     6,250              252,375
HRPT Properties Trust                                                                           37,100              441,861
LTC Properties, Inc.                                                                             8,850              153,548
National Health Investors, Inc.                                                                  4,850              126,003
RAIT Investment Trust                                                                           12,450              333,909
Senior Housing Properties Trust                                                                 25,500              425,340
Ventas, Inc.(5)                                                                                 23,650              590,304
                                                                                                             --------------
                                                                                                                  4,180,722
                                                                                                             --------------

UTILITIES -- 2.0%

ELECTRIC UTILITIES -- 1.0%
Constellation Energy Group, Inc.                                                                 6,150              317,955
Edison International(5)                                                                         18,650              647,528
Entergy Corp.                                                                                    2,200              155,452
Iberdrola SA                                                                                    52,925            1,384,484
PG&E Corp.(5)                                                                                   32,100            1,094,610

GAS & PIPELINE UTILITIES -- 1.0%
Energen Corp.(5)                                                                                14,550              969,030
Equitable Resources, Inc.                                                                        5,900              338,896
National Fuel Gas Co.(5)                                                                        16,600              474,594
Oneok, Inc.(5)                                                                                  40,500            1,248,210
Questar Corp.(5)                                                                                 8,200              485,850

TELEPHONE -- 0.1%
Tele Norte Leste Participacoes SA Sponsored ADR+                                                20,400              315,588
                                                                                                             --------------
                                                                                                                  7,432,197
                                                                                                             --------------
TOTAL COMMON STOCK (cost $279,442,048)                                                                          296,958,916
                                                                                                             --------------

PREFERRED STOCK -- 0.1%

CONSUMER DISCRETIONARY -- 0.1%

AUTOMOTIVE -- 0.1%
Porsche AG (cost $222,517)                                                                         346              251,171
                                                                                                             --------------

                                       95
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
                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.2%

FINANCE -- 4.2%

FINANCIAL SERVICES -- 4.2%
Aames Mtg. Investment Trust, Series 2004 1 2A1 3.19% due 01/25/35(1)(3)                 $      104,213       $      104,541
Aames Mtg.Trust, Series 2003-1 AIO 6.00% due 10/25/05(6)                                       183,000                3,428
ABFS Mtg. Loan Trust, Pass-Through Certificate, Series 2003 1 AIO 4.00%
  due 09/15/05(1)(6)                                                                            72,371                1,085
ACE Securities Corp., Series 2003-FM1 AIO 3.50% due 10/25/05(6)                                124,000                2,485
Advanta Business Card Master Trust, Series 2004 C1C 3.90% due 09/20/13(1)(3)                    65,000               65,853
Aegis Asset Backed Securities Trust, Series 2004-1N 5.00% due 02/25/34*(11)                     34,431               34,263
Aegis Asset Backed Securities Trust, Series 2004-5N 5.00% due 12/25/34*(11)                     37,608               37,492
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(1)(11)                  42,478               42,425
American Home Mtg. Investment Trust, Series 2004 3 2A 3.59% due 10/25/34(1)(3)(7)              156,754              155,250
American Home Mtg. Investment Trust, Series 2004 3 3A 3.71% due 10/25/34(3)(7)                 128,962              126,977
American Home Mtg. Investment Trust, Series 2005 1A 4.99% due 06/25/45(1)(3)(7)                313,000              314,761
American Home Mtg. Investment Trust, Series 2005 VA 5.00% due 06/25/45(1)(3)(7)                281,000              282,449
Ameriquest Mtg. Securities, Inc., Series 2002-3 S 6.00% due 04/01/05(1)(2)                     520,500                  590
Ameriquest Mtg. Securities, Inc., Series 2003-12 S 5.00% due 06/25/06(1)(6)                    115,644                4,141
Ameriquest Mtg. Securities, Inc., Series 2003-8 S 5.00% due 02/25/06(1)(6)                     138,070                4,349
Amortizing Residential Collateral Trust, Series 2002-BC3 AIO 6.00% due 05/25/05(6)              85,909                  769
Argent Asset Holdings NIM Trust, Series 2004-WN2 A 4.55% due 04/25/34*(11)                      18,906               18,910
Asset Backed Funding Corp. NIM Trust, Series 2004-AHL1 5.60% due 12/26/33*(1)(11)               21,059               21,059
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT1 4.55% due 12/26/33*(11)                  15,268               15,174
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3 AIO 4.00%
  due 06/15/33(1)(6)                                                                           460,800                2,813
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1 A3 3.21%
  due 01/15/34(3)                                                                                7,937                7,972
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9 A2 3.22%
  due 12/25/34(3)                                                                               39,934               40,105
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1 A3 2.88%
  due 03/25/35(1)(3)                                                                            45,307               45,381
Asset Backed Securities Corp. NIM Trust, Series 2005-HE2 A1 4.50%
  due 02/25/35*(1)(11)                                                                         100,000               99,827
Banc of America Large Loan, Inc., Series 2003-BBA2 X1A 0.75%
  due 04/14/05*(2)(6)(8)(11)                                                                 2,292,235               11,826
Bank One Issuance Trust, Series 2003-C4 C4 3.84% due 02/15/11(3)                                40,000               40,852
Bayview Commercial Asset Trust, Series 2004-3 IO 0.78% due 01/25/35*(1)(6)(8)(11)              230,132               17,709
Bayview Commercial Asset Trust, Series 2005-1 3.15% due 04/25/35*(3)(8)(11)                     49,752               49,752
Bayview Commercial Asset Trust, Series 2005-1A IO 0.78% due 04/25/35*(6)(8)(11)                260,000               20,851
Bayview Financial Acquisition Trust, Series 2003-F A 3.17% due 09/28/43(3)                      78,379               78,710
Bayview Financial Acquisition Trust, Series 2004-A AIO 3.50% due 04/27/05(1)(2)(6)             707,432               26,444
Bayview Financial Acquisition Trust, Series 2004-D A 3.06% due 08/28/44(1)(3)                  141,589              141,589
Bayview Financial Acquisition Trust, Series 2004-D AIO 3.50% due 04/27/05(1)(2)(6)             855,990               35,977
Bayview Financial Asset Trust, Series 2003-SSRA A 3.35% due 10/25/38*(1)(3)(11)                 59,536               59,685
Bayview Financial Asset Trust, Series 2003-Z AIO1 0.46% due 04/29/05*(1)(2)(6)(11)           1,668,625                3,654
Bayview Financial Asset Trust, Series 2004-SSRA A1 3.25% due 12/25/39*(1)(3)(11)               107,341              107,341
Bear Stearns Alt-A Trust, Series 2004 11 2A2 4.97% due 04/01/05(2)(7)                          100,761              101,373
Bear Stearns Alt-A Trust, Series 2004 12 2A2 5.12% due 04/01/05(1)(2)(7)                       313,468              314,029
Bear Stearns Alt-A Trust, Series 2004 9 1A1 5.12% due 04/01/05(2)(7)                            45,252               45,530
Bear Stearns Alt-A Trust, Series 2005 3 2A1 5.06% due 04/04/05(1)(2)(7)                        171,000              172,229
Bear Stearns Alt-A Trust, Series 2005-2 2A2A 4.93% due 04/01/05(1)(2)(7)                        69,797               70,135
Bear Stearns Asset Backed Securities NIM Trust, Series 2004-HE10 A1 4.25%
  due 12/25/34*(1)(11)                                                                          74,717               74,370
Bear Stearns Asset Backed Securities, Inc., Series 2003-2 AIO 5.00% due 12/25/05(6)            414,000               13,518
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 3.24% due 06/15/43(3)              42,000               42,492
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3 AIO 5.00%
  due 12/25/05(6)(7)                                                                           265,600                7,132

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4 AIO 5.00%
  due 02/25/06(6)(7)                                                                    $      186,400       $        6,365
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A3 5.47% due 04/01/05(2)(8)          32,000               32,834
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A6 4.75% due 04/01/05(2)(8)          32,000               31,144
Bombardier Capital Mtg. Securitization Corp., Series 2001-A A 6.81% due 12/15/30                30,303               31,310
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 5.56% due 07/15/10(3)                15,000               15,764
Carmax Auto Owner Trust, Series 2004-2 D 3.67% due 09/15/11                                     19,000               18,921
CDC Mtg. Capital Trust, Series 2002-HE2 AIO 5.25% due 08/25/05(1)(6)                           164,637                2,087
Centex Home Equity Loan Trust, Series 2004-C AIO 3.50% due 06/25/06(6)                         509,600               12,928
Chase Commercial Mtg. Securities Corp., Series 2000-3 A2 7.32% due 10/15/32(8)                  18,000               20,054
Chase Credit Card Owner Trust, Series 2003-3 C 3.89% due 10/15/10(3)                            60,000               61,403
Chase Funding NIM Trust, Series 2003-6A 5.00% due 01/27/35*(1)(11)                               2,599                2,599
Chase Funding NIM Trust, Series 2004-1A 3.75% due 03/27/35*(11)                                 12,437               12,410
Chase Funding NIM Trust, Series 2004-OPT1 4.46% due 06/27/34*(1)(11)                            75,531               75,342
Chec NIM Ltd., Series 2004 2 N1 4.45% due 10/26/34*(1)(11)                                      52,420               52,417
Citibank Credit Card Issuance Trust, Series 2001-C1 3.15% due 01/15/10(3)                       30,000               30,613
CNL Funding, Series 1999-1 A2 7.65% due 06/18/14*(11)                                          100,000              104,997
Commerce 2001 J2 3.09% due 07/16/34*(3)(8)(11)                                                  46,000               46,788
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% due 12/15/30(8)                      54,671               56,300
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% due 12/15/30(8)                     135,000              141,226
Commercial Mtg., Series 2004-A5 Pass Through 5.28% due 04/01/05(2)(8)                           52,000               53,116
Conseco Finance Securitizations Corp., Series 2000 5 A4 7.47% due 02/01/32                     132,737              135,504
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% due 05/01/32                      65,000               54,641
Conseco Finance Securitizations Corp., series 2001-1 A4 6.21% due 07/01/32                     245,061              248,567
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% due 07/01/32(9)                  307,000              302,525
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50% due 07/01/32(1)(6)              703,050               25,510
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% due 05/01/33                      26,000               26,201
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% due 05/01/33(9)                  195,000              187,427
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% due 09/01/33                     187,000              192,281
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% due 12/01/33(1)                   91,000               40,950
Conseco Finance Securitizations Corp., Series 2002-1A 6.68% due 12/01/33                        96,959               99,366
Conseco Finance Securitizations Corp., Series 2002-2 AIO 8.50% due 03/01/33(1)(6)              151,835               40,641
Conseco Finance, Series 2002-C AFIO 7.50% due 06/15/32(1)(6)                                   120,889                3,872
Conseco Finance, Series 2002-C AVIO 7.50% due 05/15/32(1)(6)                                    68,750                2,202
Countrywide Asset-Backed Certificates, Series 2003-5 NF 6.75% due 02/25/34*(1)(11)               9,067                9,099
Countrywide Asset-Backed Certificates, Series 2004-11N N 5.25% due 04/25/36*(11)                47,756               47,542
Countrywide Asset-Backed Certificates, Series 2004-1NIM 6.00% due 05/25/34*(1)(11)              75,986               76,498
Countrywide Asset-Backed Certificates, Series 2004-EC1N 5.00% due 09/25/35*(1)(11)              93,921               94,249
Countrywide Asset-Backed Certificates, Series 2004-N 5.00% due 06/25/36*(1)(11)                 42,079               42,256
Countrywide Home Loan Mtg. Pass Through Trust, Series 2004 2 2X IO 1.30%
  due 03/25/35(1)(6)(7)                                                                        511,746               16,552
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2 2X IO 1.30%
  due 03/25/35(1)(6)(7)                                                                        994,653               33,259
Credit-Based Asset Servicing and Securitization, LLC, Series 2003-CB3 AIO 3.00%
  due 12/25/05(6)                                                                              345,781                5,254
CS First Boston Mtg. Securities Corp., Series 2004-C3 5.11% due 04/01/05(2)(8)                 237,000              237,101
CS First Boston Mtg. Securities Corp., Series 2004-TF2A H 3.51%
  due 11/15/19*(1)(3)(8)(11)                                                                    50,000               50,000
CS First Boston Mtg. Securities Corp., Series 2004-TF2A J 3.76%
  due 11/15/19*(1)(3)(8)(11)                                                                    50,000               50,000
CS First Boston Mtg. Securities, Series 2004 FR1N A 5.00% due 11/27/34*(1)(11)                  99,933               99,933
CS First Boston Mtg., Series 2001-CK1 AY 0.78% due 12/16/35*(6)(8)(11)                       1,973,000               75,154

                                                                                           PRINCIPAL             VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
DLJ Commercial Mtg. Corp., Series 2000-CF1 A1B 7.62% due 06/10/33(8)                    $       70,000       $       78,263
FFCA Secured Lending Corp., Series 2000-1 A2 9.42% due 09/18/27*(8)(11)                        247,649              263,718
First Franklin Mtg. Loan Trust, Series 2003-FFC S 6.00% due 12/25/05(1)(6)                     171,000                5,077
Ford Credit Auto Owner Trust, Series 2004-A C 4.19% due 07/15/09                                50,000               49,483
Fremont NIM Trust, Series 2004-3 A 4.50% due 11/27/34*(1)(11)                                   47,329               47,249
Fremont NIM Trust, Series 2004-A 4.75% due 01/25/34*(1)(11)                                     13,937               13,885
Fremont NIM Trust, Series 2004-D N1 4.50% due 11/25/34*(1)(11)                                  38,669               38,612
General Electric Capital Credit Card Master Note Trust, Series 2004-2 C 3.29%
  due 09/15/10(3)                                                                              100,000              100,331
GGP Mall Properties Trust, Series 2001-C1A D3 5.06% due 02/15/14*(3)(8)(11)                     39,768               40,739
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3 F 7.78% due 04/01/05(2)(8)                34,000               36,907
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3A4 5.02% due 04/10/40(8)                   25,000               24,936
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2 A4 5.30% due 04/01/05(2)(8)               70,000               71,025
GMAC Mtg. Corp. Loan Trust, Series 2004-HE5 AIO 6.00% due 04/01/05(1)(2)(6)                  1,309,000              127,248
GoldenTree Loan Opportunities II, Ltd., Series 2A 4 6.09% due 07/10/15*(1)(3)(11)               10,000               10,138
Granite Mtg., PLC, Series 2002-2 1C 3.92% due 01/20/43(3)(7)                                    30,000               30,186
Granite Mtg., PLC, Series 2003-3 1C 4.12% due 01/20/44(1)(3)(7)                                 30,000               30,690
Green Tree Financial Corp., Series 1997-4 A7 7.36% due 02/15/29                                 39,413               41,673
Green Tree Financial Corp., Series 1997-6 A8 7.07% due 01/15/29                                 51,240               53,414
Green Tree Financial Corp., Series 1997-6 A9 7.55% due 01/15/29                                 54,892               58,733
Green Tree Financial Corp., Series 1997-7 A8 6.86% due 07/15/29                                 31,133               32,385
Green Tree Financial Corp., Series 1999-4 A5 6.97% due 05/01/31                                132,694              136,013
Green Tree Financial Corp., Series 1999-5 A5 7.86% due 03/01/30                                179,000              161,885
Greenpoint Manufacturing Housing, Series 1999-5 A4 7.59% due 11/15/28                          175,000              182,700
Greenpoint Manufacturing Housing, Series 2000-3 IA 8.45% due 06/20/31                           63,802               60,190
Greenwich Capital Commercial Funding Corp., Series 2003 C2 A4 4.92%
  due 01/05/36(8)                                                                               26,000               25,807
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A3 4.57%
  due 04/01/05(2)(8)                                                                            26,000               25,491
GS Mtg. Securities Corp. II, Series 2003-FL6A L 6.06% due 11/15/15*(3)(8)(11)                   25,000               25,112
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 04/29/05(2)(8)                        22,000               22,491
GSAMP Trust, Series 2004-NIM N 4.88% due 10/25/34*(1)(11)                                      101,044              100,892
GSAMP Trust., Series 2005-NC1 N 5.00% due 02/25/35*(1)(11)                                      33,952               33,833
Holmes Financing, PLC, Series 8-2C 2.79% due 07/15/40(1)(3)(7)                                  20,000               20,125
Home Equity Asset Trust, Series 2003-6N A 6.50% due 03/27/34*(11)                               10,259               10,231
Home Equity Asset Trust, Series 2004-7NA 4.50% due 02/27/35*(1)(11)                            101,878              101,419
Home Equity Asset Trust, Series 2005-6NA 5.25% due 01/27/35*(1)(11)                            118,569              118,170
HVB Mtg. Capital Corp., Series 2003-FL1A K 5.62% due 09/10/22*(1)(3)(8)(11)                     72,000               72,128
Hyundai Auto Receivables Trust, Series 2004-AD 4.10% due 08/15/11                               63,000               62,093
Impac Secured Assets CMN Owner Trust, Series 2003 1 AIO 5.00% due 08/25/05(6)(7)                32,157                  553
Istar Asset Receivables Trust, Series 2002-1A E 3.91% due 05/28/20*(3)(8)(11)                  114,000              114,652
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6 A2 5.26%
  due 07/12/37(8)                                                                               32,000               32,476
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005 LDP1 X 0.04%
  due 03/15/46*(2)(6)(8)(11)                                                                 1,132,000               10,526
J.P. Morgan Chase Commercial Mtg. Securities Corp.,, Series 2004-C2 A3 5.21%
  due 04/01/05(2)(8)                                                                           203,050              205,985
LB-UBS Commercial Mtg. Trust, Series 2004-C1 A4 4.57% due 01/15/31(8)                           22,000               21,234
LB-UBS Commercial Mtg. Trust, Series 2004-C4 A4 5.14% due 04/11/05(2)(8)                        40,000               40,966
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2003-C4A A 3.37%
  due 07/11/15*(3)(8)(11)                                                                       20,520               20,527
Long Beach Asset Holdings Corp., Series 2005-1 N1 4.12% due 02/25/35*(1)(11)                    98,199               98,199

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Long Beach Mtg. Loan Trust, Series 2003 2 S2 IO 4.25% due 07/25/05(6)                   $      310,645       $        3,265
Long Beach Mtg. Loan Trust, Series 2004 3 S1 IO 4.50% due 12/25/06(6)                          621,155               31,840
Long Beach Mtg. Loan Trust, Series 2004 3 S2 IO 4.50% due 12/25/06(1)(6)                       310,577               15,715
Marriott Vacation Club Owner Trust, Series 2002-1A A1 3.55% due 12/20/24*(3)(11)                37,378               37,735
Master Specialized Loan Transfer, Series 2005-11A4 7.50% due 08/25/34*(7)(11)                   76,000               80,311
MBNA Credit Card Master Note Trust, Series 2003-C5 2.78% due 11/15/10(3)                        60,000               61,368
Merit Securities Corp., Series 11PA 3A1 3.29% due 04/28/27*(3)(7)(11)                          106,620              107,520
Merrill Lynch Mtg. Investors, Inc., Series 1999-C1 A1 7.37% due 11/15/31(8)                     18,116               18,099
Merrill Lynch Mtg. Investors, Inc., Series 2004 OP1 N1 4.75% due 06/25/35*(1)                   71,195               70,984
Merrill Lynch Mtg. Investors, Inc., Series 2004 WI1N N1 7.00% due 11/25/33*(1)(11)              23,696               23,756
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N N1 4.50% due 10/25/05*(11)                 37,300               37,125
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3 5.00% due 01/25/35                      26,000               24,774
Merrill Lynch Mtg. Investors, Inc., Series 2005-WM 1N 5.00% due 09/25/35*(1)(11)                58,452               57,999
Merrill Lynch Mtg. Investors, Inc., Series 2007 HE2C N1 5.00% due 08/25/35*(1)(11)              37,920               37,738
Merrill Lynch Mtg. Trust, Series 2005 MKB2 A2 4.81% due 09/12/42(8)                            117,000              117,436
Merrill Lynch Mtg. Trust, Series 2005 MKB2 A4 5.20% due 05/01/05(1)(2)(8)                       38,750               38,776
Metris Secured Note Trust, Series 2004 2 C 4.20% due 10/20/10*(1)(3)(11)                        65,000               65,411
Mezz Capital Commercial Mtg. Trust, Series 2004 C2 A IO 6.41%
  due 04/22/05*(1)(6)(7)(11)                                                                   156,907               61,586
Mid-State Trust, Series 11 B 8.22% due 07/15/38                                                 12,653               12,946
Morgan Stanley Auto Loan Trust, Series 2004-HB2 D 3.82% due 03/15/12                            13,000               12,958
Morgan Stanley Capital I, Series 2004-WMC3 A2PT 3.14% due 01/25/35(1)(3)                       101,713              102,052
Morgan Stanley Capital I, Series 2005-HQ5 X1 IO 1.00% due 04/23/05(1)(6)(7)(11)              3,871,000               31,742
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 5.30% due 10/25/31(3)                   6,432                6,397
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 5.15% due 01/25/32(3)                  15,289               15,266
Morgan Stanley Dean Witter Capital I, Series 2001-XLF D 2.86% due 10/07/13*(3)(8)(11)           13,955               13,969
Morgan Stanley Dean Witter Capital I, Series 2001-XLF E 2.81% due 10/07/13*(3)(8)(11)           30,625               30,622
Mortgage Capital Funding, Inc., Series 1998-MC2 E 7.10% due 04/01/05(2)(8)                      27,000               28,684
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% due 11/25/33                        33,000               33,130
Nomura Asset Acceptance Corp., Series 2004-R3 PT 0.44% due 04/01/05(1)(2)(7)                    79,931               87,175
Nomura Asset Securities Corp., Series 1996-MD5 A1C 7.12% due 04/13/39(8)                       115,000              118,537
Novastar NIM Trust, Series 2003-N1 7.39% due 09/26/33*(11)                                          85                   85
Oakwood Mtg. Investors, Inc., Series 2000 A A3 7.95% due 03/15/22                               72,673               58,775
Oakwood Mtg. Investors, Inc., Series 2001-E AIO 6.00% due 11/15/09(1)(6)                       178,667               30,593
Oakwood Mtg. Investors, Inc., Series 2002-A AIO 6.00% due 02/15/10(1)(6)                       146,437               25,944
Oakwood Mtg. Investors, Inc., Series 2002-A B1 8.50% due 05/15/26(1)                            34,175                1,025
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% due 11/15/32                              150,275              130,674
Option One Mtg. Securities Corp. NIM Trust, Series 2004-2A N1 4.21%
  due 11/25/34*(1)(11)                                                                          66,800               66,800
Option One Mtg. Woodridge Loan Trust, Series 2003-1 S IO 3.70% due 08/25/05*(6)(11)             76,000                  648
Origen Manufactured Housing, Series 2004-B A2 3.79% due 12/15/17                                65,000               63,436
Origen Manufactured Housing, Series 2004-B A3 4.75% due 08/15/21                                26,000               25,176
Park Place Securities NIM Trust, Series 2004-WHQ2 A 4.00% due 02/25/35*(1)(11)                 130,936              130,719
Providian Gateway Owner Trust, Series 2004 EA D 3.74% due 11/15/11*(3)(11)                     100,000              100,562
Renaissance Home Equity Loan Trust, Series 2003-2 AIO 3.00% due 12/25/05(1)(6)                  71,480                  892
Renaissance Home Equity Loan Trust, Series 2003-4 S IO 3.00% due 02/25/06(1)(6)                 55,680                  968
Renaissance NIM Trust, Series 2003-D 4.25% due 04/23/05(1)(11)                                  50,000               50,000
Renaissance NIM Trust, Series 2004-A 4.45% due 06/25/34*(1)(11)                                 23,635               23,635
Residential Accredit Loans, Inc., Series 2004 QA5 5.00% due 04/01/05(1)(2)(7)                   50,545               50,809
Residential Accredit Loans, Inc., Series 2004-QA6 5.01% due 04/01/05(2)(7)                     173,449              174,327
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% due 06/25/32(7)               147,000              147,908
Residential Asset Mtg. Products, Inc., Series 2003-RS1 AIIO 1.00% due 08/25/05(6)              593,133                1,746
Residential Asset Mtg. Products, Inc., Series 2004 RZ2 AIO 3.50% due 06/25/06(1)(6)          1,344,433               33,296

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
                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Residential Asset Mtg. Products, Inc., Series 2005-AR1 4.43% due 03/18/35(1)(3)(7)      $       81,233       $       81,157
Residential Asset Securities Corp., Series 2003 4 AIIO 3.50% due 11/25/05(6)                    22,267                  359
Residential Asset Securities NIM Corp., Series 2004 NT11 4.50% due 12/25/34*(1)(11)             76,497               76,306
Residential Asset Securities NIM Corp., Series 2004-N10B A1 5.00% due 11/25/34*(1)(11)          95,804               95,803
Residential Asset Securities NIM Corp., Series 2005 NTR1 4.25% due 03/25/35*(1)(11)            141,000              141,000
Residential Asset Securitization Trust, Pass Through, Series 2003 A6 A5 IO 4.65%
  due 07/25/33(3)(6)(7)                                                                        174,208               10,222
Salomon Brothers Mtg. Securities VII, Inc., Series 2000-C2 A1 7.30% due 07/18/33(8)              9,070                9,056
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CD IO 1.06%
  due 02/15/15*(1)(6)(8)(11)                                                                   191,847                3,743
Sasco Net Interest Margin Trust, Series 2005-NC1A 4.75% due 02/27/35*(1)(11)                    89,377               89,377
Sequoia Mtg. Funding Trust, Series 2004-A AX1 0.80% due 02/25/08*(6)(7)(11)                  2,930,216               27,097
Sharps SP I, LLC NIM Trust, Series 2003-HE1N 6.90% due 11/25/33*(11)                            11,269               11,279
Sharps SP I, LLC NIM Trust, Series 2003-HS1N 7.48% due 06/25/33*(1)(11)                          4,900                4,912
Sharps SP I, LLC NIM Trust, Series 2003-NC1N 7.25% due 07/25/33*(1)(11)                          3,002                3,002
Sharps SP I, LLC NIM Trust, Series 2003-OP1N 4.45% due 12/25/33*(1)(11)                         16,890               16,890
Sharps SP I, LLC NIM Trust, Series 2004-FM1N 6.16% due 09/25/33*(11)                            12,907               12,880
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94% due 02/25/34*(1)(11)                         15,863               15,863
Sharps SP I, LLC NIM Trust, Series 2004-HE4N 3.75% due 12/25/34*(1)(11)                         93,409               93,120
Sharps SP I, LLC NIM Trust, Series 2004-RM2N 4.00% due 01/25/35*(1)(11)                         45,458               45,313
Specialty Underwriting & Residential Finance, Series 2004-BC1 X IO 2.00%
  due 02/25/35(1)(6)                                                                         1,191,599               18,763
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00% due 03/24/18*(1)(8)(11)               50,000               46,940
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 10 1 A1 4.95%
  due 04/01/05(2)(7)                                                                            62,970               63,355
Structured Adjustable Rate Mtg. Loan Trust, Series 2004 12 1A2 5.05%
  due 04/01/05(2)(7)                                                                            91,314               92,121
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-14 1A 5.12%
  due 04/01/05(2)(7)                                                                           186,770              187,513
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-16 1A2 5.04%
  due 04/01/05(2)(7)                                                                           136,183              137,337
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-18 1A1 5.07%
  due 04/01/05(1)(2)(7)                                                                         89,894               90,241
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19 2A1 IO 0.51%
  due 01/25/35(1)(3)(6)(7)                                                                   1,222,405               21,392
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-20 1A2 5.09%
  due 04/01/05(1)(2)(7)                                                                        218,257              220,082
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-4 A1 4.79%
  due 04/01/05(2)(7)                                                                            21,657               21,775
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-6 1A 4.41%
  due 04/01/05(2)(7)                                                                           250,670              249,036
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A1 4.71% due 04/01/05(2)(7)          48,486               48,327
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A3 4.71% due 04/01/05(2)(7)          25,051               25,156
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-1 1A1 5.16% due 04/29/05(2)(7)         347,738              348,993
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-4 1A1 5.39%
  due 04/01/05(1)(2)(7)                                                                        172,000              174,206
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-7 1A3 5.42%
  due 04/01/05(1)(2)(7)                                                                        332,000              336,306
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9 AX 0.51%
  due 04/29/35(2)(7)(11)                                                                     1,763,702               52,911
Structured Asset Investment Loan NIM Notes, Series 2003-12A A 7.35%
  due 11/27/33*(11)                                                                             52,230               51,966
Structured Asset Investment Loan NIM Notes, Series 2003-13A A 6.75%
  due 11/27/33*(11)                                                                             50,417               50,152
Structured Asset Investment Loan NIM Notes, Series 2003-4 A 7.50%
  due 06/27/33*(1)(11)                                                                          24,772               24,744

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35%
  due 06/27/33*(1)(11)                                                                  $       59,998       $       59,980
Structured Asset Investment Loan NIM Notes, Series 2003-BC1A A 7.75%
  due 01/27/33*(1)(11)                                                                          18,582               18,605
Structured Asset Investment Loan NIM Notes, Series 2003-BC2A A 7.75%
  due 04/27/33*(11)                                                                             16,454               16,284
Structured Asset Investment Loan NIM Notes, Series 2004-10A A 5.00%
  due 11/27/34*(1)(11)                                                                         124,704              124,754
Structured Asset Investment Loan NIM Notes, Series 2004-11A A2 4.75% due 01/27/35*(11)          87,167               87,167
Structured Asset Investment Loan NIM Notes, Series 2004-2A A 5.50% due 03/27/34*(11)            50,915               51,091
Structured Asset Investment Loan NIM Notes, Series 2004-AA A 4.50% due 10/27/34*(11)            48,993               48,890
Structured Asset Investment Loan NIM Notes, Series 2005-1A A 4.25% due 02/27/35*(1)(11)         83,866               83,572
Structured Asset Investment Loan NIM Notes, Series 2005-2A A 4.75% due 03/27/35*(1)(11)         60,652               60,677
Structured Asset Investment Loan NIM Notes, Series 2005-WF1A 4.75% due 02/27/35*(1)(11)         74,811               74,983
Structured Asset Investment Loan Trust, Series 2003-BC11 AIO 6.00% due 04/25/05(6)             771,876                3,075
Structured Asset Investment Loan Trust, Series 2003-BC12 AIO 6.00% due 05/25/05(6)             131,143                1,174
Structured Asset Investment Loan Trust, Series 2003-BC13 AIO 6.00% due 05/25/05(6)             384,429                3,440
Structured Asset Investment Loan Trust, Series 2003-BC8 AIO 6.00% due 08/25/05(1)(6)           174,666                4,161
Structured Asset Investment Loan Trust, Series 2004-1 AIO 6.00% due 07/25/05(6)                631,250               11,881
Structured Asset Investment Loan Trust, Series 2004-3 AIO 6.00% due 09/25/05(1)(6)             687,852               19,792
Structured Asset Securities Corp., Series 2002-HF1 AIO 6.00% due 05/25/05(6)                   103,091                  855
Structured Asset Securities Corp., Series 2003-26A 2A 4.58% due 04/01/05(2)(7)                  80,951               81,585
Structured Asset Securities Corp., Series 2003-40A 1A 4.95% due 04/01/05(2)(7)                  52,584               52,883
Structured Asset Securities Corp., Series 2004-NP2 A 3.20% due 06/25/34*(1)(3)(7)(11)          195,838              195,838
Terwin Mtg. Trust,Series 2004-5HE A1B 3.27% due 06/25/35(3)                                     87,000               87,582
TIAA Retail Commercial Trust, Series 2002-1A IIFX 6.77% due 05/22/37*(1)(11)                    86,000               90,499
Wachovia Bank Commercial Mtg.Trust, Series 2004-C12 A4 5.24% due 04/01/05(2)(8)                 64,000               65,157
Wachovia Bank Commercial Mtg.Trust, Series 2004-C15 A4 4.80% due 10/15/41(8)                    32,000               31,254
Wachovia Bank Commercial Mtg.Trust, Series 2005 C17 A4 5.08% due 04/29/05(1)(2)(8)             207,000              205,003
Wachovia Bank Commercial Mtg.Trust, Series 2005-C16 A4 4.85% due 04/01/05(2)(8)                 32,000               31,363
Washington Mutual Asset Securities Corp., Series 2004-1 1A1 4.55% due 04/25/05(1)(11)           65,000               63,456
Wells Fargo Home Equity Trust, Series 2004-1 AIO 6.00% due 09/25/05(1)(6)                      363,783               10,475
Wells Fargo Mtg. Backed Securities Trust, Series 2004-1 1A1 3.39% due 04/01/05(2)(7)            89,049               89,654
WFS Financial Owner Trust, Series 2004-1 D 3.17% due 08/22/11                                   13,856               13,695
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 02/17/12                                   28,458               28,305
WFS Financial Owner Trust, Series 2004-4 D 3.58% due 05/17/12                                   52,000               51,445
WFS Financial Owner Trust, Series 2005-1 D 4.09% due 08/17/12                                   32,000               31,698
                                                                                                             --------------
TOTAL ASSET-BACKED SECURITIES (cost $16,243,974)                                                                 16,032,791
                                                                                                             --------------

BONDS & NOTES -- 13.7%

CONSUMER DISCRETIONARY -- 0.1%

AUTOMOTIVE -- 0.1%
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                             25,000               25,999
DaimlerChrysler NA Holding Corp. 7.20% due 09/01/09                                             50,000               53,828
DaimlerChrysler NA Holding Corp. 8.00% due 06/15/10                                             65,000               72,265
Ford Motor Co. 9.98% due 02/15/47                                                               40,000               43,953
General Motors Corp. 7.20% due 01/15/11                                                         10,000                9,028
Lear Corp., Series B 8.11% due 05/15/09                                                         20,000               21,644

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
                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES -- 0.0%
Lennar Corp., Series B 9.95% due 05/01/10                                               $       25,000       $       26,244
Ryland Group, Inc. 5.38% due 01/15/15                                                           20,000               19,376

RETAIL -- 0.0%
CVS Corp. Pass Through 6.12% due 01/10/13*                                                      18,338               19,290
J.C. Penney Co., Inc. 7.13% due 11/15/23                                                        25,000               24,750
May Department Stores Co. 5.75% due 07/15/14                                                    10,000               10,030
Nordstrom, Inc. 6.95% due 03/15/28                                                              20,000               22,539
RadioShack Corp. 7.38% due 05/15/11                                                             30,000               33,862
                                                                                                             --------------
                                                                                                                    382,808
                                                                                                             --------------

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
ConAgra Foods, Inc. 6.75% due 09/15/11                                                          20,000               21,980
ConAgra, Inc. 7.88% due 09/15/10                                                                30,000               34,292
Delhaize America, Inc. 8.13% due 04/15/11                                                       55,000               61,134
Kraft Foods, Inc. 5.63% due 11/01/11                                                            95,000               98,573
Kraft Foods, Inc. 6.25% due 06/01/12                                                            10,000               10,750
Kroger Co. 6.75% due 04/15/12                                                                   45,000               49,042
Miller Brewing Co. 5.50% due 08/15/13*(11)                                                      30,000               30,500
Tyson Foods, Inc. 8.25% due 10/01/11                                                            20,000               23,198
                                                                                                             --------------
                                                                                                                    329,469
                                                                                                             --------------

ENERGY -- 0.1%

ENERGY SERVICES -- 0.1%
Atmos Energy Corp. 4.95% due 10/15/14                                                           25,000               24,087
Buckeye Partners LP 5.30% due 10/15/14                                                          15,000               14,837
Consolidated Natural Gas Co. 5.00% due 12/01/14                                                 15,000               14,667
Motiva Enterprises, LLC 5.20% due 09/15/12*(11)                                                 40,000               40,510
Noble Affiliates, Inc. 8.00% due 04/01/27                                                       20,000               24,935
Ocean Energy, Inc. 7.25% due 10/01/11                                                           20,000               22,355
PacifiCorp 5.45% due 09/15/13                                                                   20,000               20,619
Schlumberger Technology Corp. 6.50% due 04/15/12*(11)                                           45,000               49,216
Sunoco, Inc. 4.88% due 10/15/14                                                                 15,000               14,582

ENERGY SOURCES -- 0.0%
Forest Oil Corp. 8.00% due 12/15/11                                                             20,000               22,000
Occidental Petroleum Corp. 10.13% due 09/15/09                                                  25,000               29,871
XTO Energy, Inc. 7.50% due 04/15/12                                                             10,000               11,455
                                                                                                             --------------
                                                                                                                    289,134
                                                                                                             --------------

FINANCE -- 1.3%

BANKS -- 0.2%
Bank of America Corp. 7.40% due 01/15/11                                                       180,000              202,922
Bank of New York Co., Inc. 3.40% due 03/01/08(2)                                                10,000                9,592
Capital One Bank 6.70% due 05/15/08                                                              5,000                5,298
Citigroup, Inc. 6.00% due 10/31/33                                                              30,000               30,874
First Maryland Bancorp 7.20% due 07/01/07                                                       20,000               21,316
Fleet Capital Trust V 4.04% due 06/18/05(3)                                                     20,000               19,877
Independence Community Bank Corp. 3.50% due 06/20/08(2)                                         50,000               47,492
National City Bank (PA) 6.25% due 03/15/11                                                     125,000              134,464
PNC Funding Corp. 5.25% due 11/15/15                                                            40,000               39,677

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
                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Popular North America, Inc., Series MTNE 3.88% due 10/01/08                             $       30,000       $       29,493
UBS Preferred Funding Trust I 8.62% due 10/01/10(2)                                             30,000               35,387
Wachovia Corp. 5.25% due 08/01/14                                                               95,000               95,270
Washington Mutual, Inc. 4.63% due 04/01/14                                                      60,000               56,682
Washington Mutual, Inc. 5.00% due 03/22/12                                                      65,000               64,629
Washington Mutual, Inc. 8.25% due 04/01/10                                                      25,000               28,359

FINANCIAL SERVICES -- 1.0%
Ameritech Capital Funding Co. 6.25% due 05/18/09                                                25,000               26,084
Associates Corp. NA 6.95% due 11/01/18                                                          20,000               22,855
AXA Financial, Inc. 7.75% due 08/01/10                                                          25,000               28,270
Bank of America Corp. 5.38% due 06/15/14                                                        20,000               20,319
Block Financial Corp. 5.13% due 10/30/14                                                        25,000               24,040
Boeing Capital Corp. 6.10% due 03/01/11                                                         10,000               10,642
Bosphorus Financial Services, Ltd. 4.83% due 05/15/05*(3)(11)                                  100,000               99,960
Bunge Limited Finance Corp. 4.38% due 12/15/08                                                  25,000               24,640
CIT Group, Inc. 5.00% due 02/13/14                                                              80,000               78,622
CIT Group, Inc. 5.00% due 02/01/15                                                               5,000                4,831
CIT Group, Inc. 7.75% due 04/02/12                                                              35,000               40,483
Citigroup, Inc. 5.00% due 09/15/14                                                             295,000              289,624
Core Investment Grade Bond Trust I Pass Through 4.73% due 11/30/07(5)                        1,500,000            1,508,805
Countrywide Capital III, Series B 8.05% due 06/15/27                                            20,000               24,243
Countrywide Home Loans, Inc., Series MTNL 4.00% due 03/22/11                                    45,000               42,605
CS First Boston USA, Inc. 4.88% due 01/15/15                                                    25,000               24,073
First Chicago Corp. 6.38% due 01/30/09                                                          50,000               52,999
Ford Motor Credit Co. 7.88% due 06/15/10                                                        35,000               35,633
Ford Motor Credit Co., Series MTN 7.75% due 02/15/07                                           115,000              119,074
Franchise Finance Corp. of America 8.75% due 10/15/10                                           30,000               35,748
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12                                  65,000               69,254
General Electric Capital Corp., Series MTNA 6.13% due 02/22/11                                  50,000               53,413
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                                  10,000               11,543
General Motors Acceptance Corp. 4.05% due 04/18/05(3)                                           35,000               33,537
General Motors Acceptance Corp. 6.88% due 09/15/11                                              35,000               31,669
General Motors Acceptance Corp. 8.00% due 11/01/31                                              25,000               21,771
Goldman Sachs Group, Inc. 4.75% due 07/15/13                                                    45,000               43,284
Goldman Sachs Group, Inc. 5.13% due 01/15/15                                                    55,000               53,697
Grand Metropolitan Investment Corp. 8.00% due 09/15/22                                          45,000               58,522
Greenpoint Capital Trust I 9.10% due 06/01/27                                                   15,000               16,937
Household Finance Corp. 6.38% due 11/27/12                                                      15,000               16,219
Household Finance Corp. 7.00% due 05/15/12                                                     150,000              167,209
Household Finance Corp. 8.00% due 07/15/10                                                      55,000               62,918
HSBC Finance Corp. 6.75% due 05/15/11                                                           20,000               21,895
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                                     160,000              157,469
J.P. Morgan Chase & Co. 6.63% due 03/15/12                                                      10,000               10,933
J.P. Morgan Chase Capital XV 5.88% due 03/15/35                                                 15,000               14,485
John Hancock Global Funding II 7.90% due 07/02/10*(11)                                          15,000               17,128
Lehman Brothers Holdings, Inc. 4.80% due 03/13/14                                               30,000               28,935
Merrill Lynch & Co., Inc., Series MTNB 4.75% due 11/20/09                                       10,000                9,982
Morgan Stanley 6.75% due 04/15/11                                                               25,000               27,248
NiSource Finance Corp. 7.88% due 11/15/10                                                       40,000               45,615
Oneamerica Financial Partners, Inc. 7.00% due 10/15/33*(11)                                     20,000               21,928
Principal Life Global Funding I 5.25% due 01/15/13*(11)                                         30,000               30,505
Sprint Capital Corp. 6.90% due 05/01/19                                                         25,000               27,077

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
State Street Capital Trust II 3.29% due 05/15/05(3)                                     $       20,000       $       20,067
Verizon Global Funding Corp. 7.75% due 12/01/30                                                 15,000               18,129

INSURANCE -- 0.1%
Executive Risk Capital Trust, Series B 8.68% due 02/01/27                                       30,000               32,342
Fund American Cos., Inc. 5.88% due 05/15/13                                                     40,000               40,612
Hartford Financial Services Group, Inc. 7.90% due 06/15/10                                      35,000               39,310
Liberty Mutual Group, Inc. 6.50% due 03/15/35*(11)                                             130,000              125,037
Loews Corp. 5.25% due 03/15/16                                                                  15,000               14,634
MetLife, Inc. 6.13% due 12/01/11                                                                15,000               15,984
Nationwide Financial Services, Inc. 5.63% due 02/13/15                                          10,000               10,071
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*(11)                                         15,000               18,706
Protective Life Corp. 4.30% due 06/01/13                                                        15,000               14,135
                                                                                                             --------------
                                                                                                                  4,737,082
                                                                                                             --------------

HEALTHCARE -- 0.0%

DRUGS -- 0.0%
Bayer Corp. 6.20% due 02/15/08*(2)(11)                                                          15,000               15,635
Hospira, Inc. 5.90% due 06/15/14                                                                15,000               15,614
Wyeth 5.50% due 02/01/14                                                                        50,000               50,834
Wyeth 7.00% due 03/15/11                                                                        30,000               32,900

HEALTH SERVICES -- 0.0%
HCA, Inc. 6.95% due 05/01/12                                                                    15,000               15,570
Wellpoint, Inc. 4.25% due 12/15/09*(11)                                                         15,000               14,643
Wellpoint, Inc. 5.00% due 12/15/14*(11)                                                         15,000               14,717
                                                                                                             --------------
                                                                                                                    159,913
                                                                                                             --------------

INDUSTRIAL & COMMERCIAL -- 0.2%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Raytheon Co. 6.75% due 03/15/18                                                                 30,000               33,181
Boeing Co. 6.88% due 10/15/43                                                                   15,000               17,525
Litton Industries, Inc. 8.00% due 10/15/09                                                      45,000               50,892
Lockheed Martin Corp. 8.50% due 12/01/29                                                        35,000               47,424
Raytheon Co. 4.85% due 01/15/11                                                                 20,000               19,934
Raytheon Co. 6.00% due 12/15/10                                                                  8,000                8,440
Raytheon Co. 7.00% due 11/01/28                                                                 15,000               17,312
Raytheon Co. 8.30% due 03/01/10                                                                 25,000               28,704

BUSINESS SERVICES -- 0.0%
Bunge Limited Finance Corp. 5.88% due 05/15/13                                                  10,000               10,357
Bunge Limited Finance Corp. 7.80% due 10/15/12                                                   5,000                5,789
Cendant Corp. 6.25% due 03/15/10                                                                50,000               52,528
Cendant Corp. 7.38% due 01/15/13                                                                35,000               39,540
Monsanto Co. 4.00% due 05/15/08                                                                  5,000                4,922
Monsanto Co. 7.38% due 08/15/12                                                                 15,000               17,276
Waste Management, Inc. 6.38% due 11/15/12                                                        5,000                5,415
Waste Management, Inc. 7.38% due 08/01/10                                                       45,000               50,150

TRANSPORTATION -- 0.1%
CSX Corp. 6.75% due 03/15/11                                                                    50,000               54,565
Norfolk Southern Corp. 6.75% due 02/15/11                                                        5,000                5,480

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
                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Norfolk Southern Corp. 7.05% due 05/01/37                                               $       65,000       $       76,062
Union Pacific Corp. 6.65% due 01/15/11                                                          50,000               54,249
                                                                                                             --------------
                                                                                                                    599,745
                                                                                                             --------------

INFORMATION & ENTERTAINMENT -- 0.2%

BROADCASTING & MEDIA -- 0.2%
AOL Time Warner, Inc. 7.63% due 04/15/31(5)                                                     55,000               64,612
Clear Channel Communications, Inc. 5.75% due 01/15/13                                           35,000               34,446
Cox Communications, Inc. 4.63% due 01/15/10*(11)                                                20,000               19,434
Cox Communications, Inc. 5.45% due 12/15/14*(11)                                                70,000               68,145
Cox Communications, Inc. 7.75% due 11/01/10                                                     30,000               33,320
Jones Intercable, Inc. 7.63% due 04/15/08                                                       20,000               21,437
News America Holdings, Inc. 7.70% due 10/30/25                                                  75,000               87,184
News America Holdings, Inc. 7.75% due 12/01/45                                                  20,000               23,493
Tele-Communications, Inc. 7.88% due 08/01/13                                                    50,000               58,324
Tele-Communications, Inc. 9.80% due 02/01/12                                                    45,000               56,405
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                            25,000               30,632
Time Warner, Inc. 9.13% due 01/15/13                                                            90,000              111,205
Time Warner, Inc. 9.15% due 02/01/23                                                            15,000               19,719
Turner Broadcasting, Inc. 8.38% due 07/01/13                                                     5,000                5,954

LEISURE & TOURISM -- 0.0%
Continental Airlines, Inc., Series 02-1 Pass Through 6.56% due 08/15/13                         15,000               15,744
Continental Airlines, Inc., Series 974A Pass Through 6.90% due 01/02/18                          8,111                7,958
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 09/15/17                         37,296               35,398
GTECH Holdings Corp. 4.75% due 10/15/10                                                         50,000               49,123
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                                 35,000               39,717
Hilton Hotels Corp. 8.25% due 02/15/11                                                          40,000               46,110
Northwest Airlines Trust, Series 1999-2A Pass Through 7.58% due 03/01/19                         8,394                8,487
Tricon Global Restaurants, Inc. 8.88% due 04/15/11                                              15,000               17,973
                                                                                                             --------------
                                                                                                                    854,820
                                                                                                             --------------

INFORMATION TECHNOLOGY -- 0.2%

COMPUTER SERVICES -- 0.0%
Computer Associates International, Inc. 5.63% due 12/01/14*(11)                                 30,000               29,504
Sungard Data Systems, Inc. 4.88% due 01/15/14                                                   15,000               12,090

COMPUTER SOFTWARE -- 0.0%
Fiserv, Inc. 4.00% due 04/15/08                                                                 15,000               14,781

TELECOMMUNICATIONS -- 0.2%
AT&T Broadband Corp. 8.38% due 03/15/13                                                         45,000               53,471
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                                 35,000               39,809
AT&T Wireless services, Inc. 8.13% due 05/01/12                                                 50,000               58,411
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                                 25,000               32,983
BellSouth Capital Funding Corp. 7.75% due 02/15/10                                              20,000               22,515
Citizens Communications Co. 6.25% due 01/15/13                                                  20,000               18,800
Michigan Bell Telephone Co. 7.85% due 01/15/22                                                  30,000               35,196
Motorola, Inc. 4.61% due 11/16/07                                                               60,000               60,156
Motorola, Inc. 7.63% due 11/15/10                                                               15,000               16,855
New England Telephone & Telegraph Co. 7.88% due 11/15/29                                        55,000               64,858
Sprint Capital Corp. 6.88% due 11/15/28                                                        125,000              133,824

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
                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Sprint Capital Corp. 7.63% due 01/30/11                                                 $        5,000       $        5,565
Sprint Capital Corp. 8.38% due 03/15/12                                                         40,000               46,748
TCI Communications, Inc. 8.75% due 08/01/15                                                     60,000               75,034
Verizon New England, Inc. 6.50% due 09/15/11                                                    80,000               85,648
                                                                                                             --------------
                                                                                                                    806,248
                                                                                                             --------------

MATERIALS -- 0.1%

CHEMICALS -- 0.1%
Chevron Phillips Chemical Co., LLC 5.38% due 06/15/07                                           95,000               96,777
Dow Chemical Co. 6.00% due 10/01/12                                                             70,000               74,616
Dow Chemical Co. 8.55% due 10/15/09                                                             20,000               22,689
Eastman Chemical Co. 3.25% due 06/15/08                                                         15,000               14,372
ICI Wilmington, Inc. 5.63% due 12/01/13                                                         35,000               35,464
Lubrizol Corp. 5.50% due 10/01/14                                                               25,000               25,036
Praxair, Inc. 6.38% due 04/01/12                                                                10,000               10,821

FOREST PRODUCTS -- 0.0%
International Paper Co. 5.30% due 04/01/15                                                      20,000               19,939
Weyerhaeuser Co. 6.75% due 03/15/12                                                             20,000               21,966
Weyerhaeuser Co. 7.13% due 07/15/23                                                             45,000               50,985
Weyerhaeuser Co. 7.95% due 03/15/25                                                             15,000               18,375

METALS & MINERALS -- 0.0%
Newmont Mining Corp. 5.88% due 04/01/35                                                         20,000               19,598

PLASTIC -- 0.0%
Sealed Air Corp. 5.63% due 07/15/13*(11)                                                        20,000               20,229
                                                                                                             --------------
                                                                                                                    430,867
                                                                                                             --------------

MUNICIPAL BONDS -- 0.0%

MUNICIPAL BONDS -- 0.0%
Illinois State Pension General Obligation 5.10% due 06/01/33                                    30,000               28,629
New Jersey Trust Turnpike Authority, Series B 4.25% due 01/01/16                                25,000               23,618
State of Oregon General Obligation 5.89% due 06/01/27                                           30,000               32,257
                                                                                                             --------------
                                                                                                                     84,504
                                                                                                             --------------

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Centerpoint Properties Trust, Series MTN 4.75% due 08/01/10                                     15,000               14,777
Colonial Properties Trust 6.25% due 06/15/14                                                    60,000               63,160
Developers Diversified Realty Corp. 4.63% due 08/01/10                                          15,000               14,631
Equity One, Inc. 3.88% due 04/15/09                                                             50,000               47,791
Health Care REIT, Inc. 6.00% due 11/15/13                                                       60,000               61,064
Heritage Property Investment Trust 5.13% due 04/15/14                                           25,000               24,059
Hospitality Properties Trust 6.75% due 02/15/13                                                 45,000               48,299
HRPT Properties Trust 5.75% due 02/15/14                                                        20,000               20,419
HRPT Properties Trust 6.25% due 08/15/16                                                        10,000               10,567
iStar Financial, Inc. 6.00% due 12/15/10                                                        40,000               41,233
Kimco Realty Corp., Series MTNC 5.19% due 10/01/13                                              15,000               14,919
Rouse Co. 7.20% due 09/15/12                                                                    40,000               42,950
Simon Property Group LP 5.63% due 08/15/14                                                      20,000               20,092
                                                                                                             --------------
                                                                                                                    423,961
                                                                                                             --------------

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
                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES -- 10.2%

U.S. GOVERNMENT AGENCIES -- 10.2%
Federal Home Loan Mtg. Corp., Series 2696 PO zero coupon due 10/15/33(7)(10)            $       62,904       $       40,197
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-56 2IO 0.04% due 04/01/05(2)(6)(7)                                                  515,313                1,391
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-56 1IO 0.29% due 04/01/05(2)(6)(7)                                                  528,082                7,369
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-56 3IO 0.35% due 04/01/05(2)(6)(7)                                                  447,359                5,267
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-51 1AIO 0.41% due 04/01/05(1)(2)(6)(7)                                              277,710                2,777
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-56 AIO 1.13% due 04/01/05(2)(6)(7)(12)                                              908,123               12,701
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-51 2A 7.50% due 08/25/42(2)(7)(12)                                                  101,783              106,896
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-42 A5 7.50% due 02/25/42(7)(12)                                                      89,077               94,001
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-57 1A 7.50% due 07/25/43(7)(12)                                                     186,377              196,158
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-58 4A 7.50% due 09/25/43(7)(12)                                                      57,805               62,069
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-60 1A3 7.50% due 03/25/44(7)(12)                                                    263,887              276,774
Federal Home Loan Mtg. Corp., Structured Pass-Through Securities,
  Series T-42 A6 9.50% due 02/25/42(7)(12)                                                      13,992               15,304
Federal Home Loan Mtg. Corp. 3.88% due 09/01/05(1)                                             514,540               33,847
Federal Home Loan Mtg. Corp., Series 2950 SM IO 4.05% due 03/15/35(1)(3)(6)(7)                 183,055               15,788
Federal Home Loan Mtg. Corp., Series 2828 GI IO 4.44% due 06/15/34(3)(6)(7)                    180,781               17,160
Federal Home Loan Mtg. Corp., Series 2869 IO 4.49% due 04/15/34(3)(6)(7)                       101,097                7,376
Federal Home Loan Mtg. Corp., Series 2869 JS IO 4.49% due 04/15/34(3)(6)(7)                    476,200               34,123
Federal Home Loan Mtg. Corp., Series 2815 IO 4.69% due 11/15/32(3)(6)(7)                       171,688               12,930
Federal Home Loan Mtg. Corp., Series 2927 IO 4.89% due 01/15/35(1)(3)(6)(7)                    132,395               10,268
Federal Home Loan Mtg. Corp., Series 227 IO 5.00% due 12/01/34(6)(7)(12)                     1,295,481              338,059
Federal Home Loan Mtg. Corp., Series 223 IO 5.50% due 12/01/32(6)(7)                           127,174               29,438
Federal Home Loan Mtg. Corp., Series 226 IO 5.50% due 01/01/34(6)(7)                           165,554               39,758
Federal Home Loan Mtg. Corp., Series 2927 IO 5.69% due 02/15/35(1)(3)(6)(7)                    166,987               24,190
Federal Home Loan Mtg. Corp. 6.50% due 05/01/31(12)                                             86,387               89,804
Federal Home Loan Mtg. Corp. 6.50% due 11/01/31(12)                                             99,886              103,837
Federal Home Loan Mtg. Corp. 6.50% due 02/01/32(12)                                             96,767              100,595
Federal Home Loan Mtg. Corp. 6.50% due 08/01/32(12)                                             94,845               98,572
Federal Home Loan Mtg. Corp. 6.50% due 09/01/33(12)                                             55,691               57,800
Federal Home Loan Mtg. Corp. 6.50% due 10/01/33(12)                                            399,587              414,721
Federal Home Loan Mtg. Corp. 6.50% due 11/01/33(12)                                             24,248               25,166
Federal Home Loan Mtg. Corp. 6.50% due 02/01/34(12)                                             99,914              103,694
Federal Home Loan Mtg. Corp. 6.50% due 06/01/34(12)                                             78,857               81,841
Federal Home Loan Mtg. Corp. 6.50% due 08/01/34(12)                                            101,669              105,517
Federal Home Loan Mtg. Corp. 6.50% due 10/01/34(12)                                             96,344              100,130
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29(12)                                             59,099               63,530
Federal Home Loan Mtg. Corp. 8.50% due 07/01/28(12)                                              9,459               10,326
Federal Home Loan Mtg. Corp., Series 2763 SC 17.36% due 04/15/32(3)(7)                         143,852              156,341
Federal National Mtg. Assoc., Series 353-1 PO Strip zero coupon due 07/01/34(5)(7)(10)       1,295,621              936,737
Federal National Mtg. Assoc., Series 352 1 PO Strip zero coupon due 07/01/34(5)(7)(10)       1,422,336            1,071,100
Federal National Mtg. Assoc., Series 2003-W6 2IO3 0.35% due 09/25/42(2)(6)(7)                  629,727                4,350

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 2003-W6 3IO 0.37% due 04/01/05(2)(6)(7)            $      601,082       $        4,332
Federal National Mtg. Assoc., Series 2002-T1 IO 0.42% due 04/01/05(1)(2)(6)(7)                 623,147                5,729
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% due 04/01/05(2)(6)(7)                  3,439,494               46,416
Federal National Mtg. Assoc., Series 2001-50 BI IO 0.48% due 04/01/05(2)(6)(7)               1,060,721                9,439
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% due 04/01/05(1)(2)(6)(7)                644,006                7,429
Federal National Mtg. Assoc., Series 2003-W6 5IO1 0.68% due 04/01/05(2)(6)(7)                  420,883                5,573
Federal National Mtg. Assoc., Series 2003-W2 2 IO 0.98% due 04/01/05(2)(6)(7)                  710,500               12,624
Federal National Mtg. Assoc., Series 2003-W8 1IO1 0.99% due 04/01/05(2)(6)(7)                  544,103                1,461
Federal National Mtg. Assoc., Series 2003-W6 1 IO1 1.57% due 04/01/05(2)(6)(7)                 204,167                2,440
Federal National Mtg. Assoc., Series 2003-W8 1IO2 1.64% due 04/01/05(2)(6)(7)                  958,737               46,115
Federal National Mtg. Assoc., Series 2003-W10 3IO 1.96% due 04/01/05(2)(6)(7)                  266,930               14,296
Federal National Mtg. Assoc., Series 2003-W10 1IO 1.99% due 04/01/05(2)(6)(7)                1,285,930               63,674
Federal National Mtg. Assoc., Series 2003-W6 2IO1 2.06% due 04/01/05(1)(2)(6)(7)               184,393                  171
Federal National Mtg. Assoc., Series 2003-W12 2 IO 2.22% due 04/01/05(2)(6)(7)                 616,336               26,468
Federal National Mtg. Assoc., Series 2005-23 SG IO 3.98% due 04/01/05(3)(6)(7)                 236,000               18,013
Federal National Mtg. Assoc. 4.00% due 05/01/19(5)                                             916,880              878,272
Federal National Mtg. Assoc., Series 2005-29 SX IO 4.08% due 04/25/35(1)(3)(6)(7)              307,891               22,659
Federal National Mtg. Assoc., Series 2008 29 SY IO 4.08% due 04/25/35(1)(3)(6)(7)              695,064               58,972
Federal National Mtg. Assoc., Series 2005 29 SD IO 4.13% due 04/25/05(1)(3)(6)(7)              185,000               14,569
Federal National Mtg. Assoc., Series 2005-17 SA IO 4.20% due 03/25/35(1)(3)(6)(7)              205,978               18,055
Federal National Mtg. Assoc., Series 2005 17 SE 4.20% due 03/25/35(1)(3)(6)(7)                 229,436               18,427
Federal National Mtg. Assoc., Series 2003 122 SJ IO 4.25% due 02/25/28(3)(6)(7)                311,363               20,637
Federal National Mtg. Assoc., Series 2005-17 ES IO 4.25% due 03/25/35(1)(3)(6)(7)              131,600               12,913
Federal National Mtg. Assoc., Series 2005-17 SY IO 4.25% due 03/25/35(1)(3)(6)(7)               99,627                9,387
Federal National Mtg. Assoc., Series 2003-122 IO 4.45% due 02/25/28(3)(6)(7)                   293,451               15,360
Federal National Mtg. Assoc., Series 343 25 IO 4.50% due 09/01/18(6)(7)                        181,243               26,623
Federal National Mtg. Assoc., Series 343 26 IO 4.50% due 09/01/18(6)(7)                        103,711               16,384
Federal National Mtg. Assoc., Series 343-27 IO 4.50% due 09/01/18(6)(7)                        741,125              117,058
Federal National Mtg. Assoc. 5.00% due April TBA                                               100,000               97,750
Federal National Mtg. Assoc. 5.00% due April TBA                                             2,025,000            2,023,101
Federal National Mtg. Assoc. 5.00% due 03/01/19(12)                                            337,329              337,318
Federal National Mtg. Assoc. 5.00% due 10/01/19                                                 24,770               24,769
Federal National Mtg. Assoc. 5.00% due May TBA                                               3,300,000            3,216,470
Federal National Mtg. Assoc. 5.00% due June TBA                                              3,300,000            3,208,220
Federal National Mtg. Assoc., Series 2003-24 UI IO 5.00% due 03/25/31(6)(7)                    142,526               21,451
Federal National Mtg. Assoc., Series 2003-118 SF IO 5.45% due 12/25/33(3)(6)(7)                375,757               42,469
Federal National Mtg. Assoc. 5.50% due April TBA                                             6,451,000            6,459,064
Federal National Mtg. Assoc., Series 2003-26 IO 5.50% due 11/25/32(6)(7)                       226,501               37,860
Federal National Mtg. Assoc., Series 331 1IO 5.50% due 12/01/32(6)(7)                          228,410               49,669
Federal National Mtg. Assoc., Series 329 2 IO 5.50% due 01/01/33(6)(7)(12)                   1,109,255              262,873
Federal National Mtg. Assoc., Series 333 2 IO 5.50% due 03/01/33(6)(7)(12)                   1,140,504              273,044
Federal National Mtg. Assoc., Series 2003-45 AI IO 5.50% due 05/25/33(6)(7)(12)                822,363              125,118
Federal National Mtg. Assoc., Series 338 2 IO 5.50% due 06/01/33(6)(7)(12)                   1,204,276              288,071
Federal National Mtg. Assoc., Series 2003-71 IE IO 5.50% due 08/25/33(6)(7)                    153,090               35,513
Federal National Mtg. Assoc., Series 346 2 IO 5.50% due 12/01/33(6)(7)                          92,357               21,726
Federal National Mtg. Assoc., Series 350 2 IO 5.50% due 02/01/34(6)(7)(12)                     872,145              205,205
Federal National Mtg. Assoc., Series 2004-23 IO 5.50% due 04/25/34(6)(7)                       346,196               71,529
Federal National Mtg. Assoc., Series 2003-31 IM IO 5.75% due 08/25/32(1)(6)(7)                 231,141               29,759
Federal National Mtg. Assoc. 6.00% due 03/01/14                                                  3,841                3,970
Federal National Mtg. Assoc. 6.00% due 04/01/17                                                  6,764                6,989
Federal National Mtg. Assoc., Series 354-1 PO 6.00% due 11/01/34(1)(7)(10)(12)                 293,682              222,531
Federal National Mtg. Assoc. 6.50% due 10/01/28                                                  5,752                5,992
Federal National Mtg. Assoc. 6.50% due 06/01/29(12)                                            262,447              273,255

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 6.50% due 09/01/29                                         $        1,827       $        1,905
Federal National Mtg. Assoc. 6.50% due 12/01/29                                                211,057              219,749
Federal National Mtg. Assoc. 6.50% due 06/01/31                                                 25,119               26,126
Federal National Mtg. Assoc., Series 2002 97 TW IO 6.50% due 10/25/31(3)(6)(7)                  61,393               10,991
Federal National Mtg. Assoc. 6.50% due 04/01/32(12)                                             36,768               38,227
Federal National Mtg. Assoc. 6.50% due 05/01/32(12)                                            358,230              372,449
Federal National Mtg. Assoc. 6.50% due 06/01/32(12)                                            268,201              278,847
Federal National Mtg. Assoc. 6.50% due 06/01/32                                                 72,326               75,197
Federal National Mtg. Assoc. 6.50% due 07/01/32(12)                                            332,146              345,330
Federal National Mtg. Assoc. 6.50% due 08/01/32                                                 10,617               11,038
Federal National Mtg. Assoc. 6.50% due 08/01/32                                                243,382              253,043
Federal National Mtg. Assoc. 6.50% due 09/01/32                                                196,230              204,019
Federal National Mtg. Assoc. 6.50% due 09/01/32(5)                                             600,396              624,228
Federal National Mtg. Assoc. 6.50% due 10/01/32                                                123,008              127,891
Federal National Mtg. Assoc. 6.50% due 02/01/33(12)                                            278,466              289,110
Federal National Mtg. Assoc. 6.50% due 02/01/33                                                  9,201                9,566
Federal National Mtg. Assoc. 6.50% due 02/01/33                                                 30,607               31,822
Federal National Mtg. Assoc. 6.50% due 03/01/33                                                 18,113               18,832
Federal National Mtg. Assoc. 6.50% due 07/01/33                                                  9,885               10,263
Federal National Mtg. Assoc. 6.50% due 10/01/33                                                123,896              128,632
Federal National Mtg. Assoc. 6.50% due 10/01/33                                                264,923              275,050
Federal National Mtg. Assoc. 6.50% due 10/01/33(5)                                             923,140              958,426
Federal National Mtg. Assoc. 6.50% due 10/01/33(5)                                             488,453              507,842
Federal National Mtg. Assoc. 6.50% due 11/01/33                                                 65,162               67,653
Federal National Mtg. Assoc. 6.50% due 12/01/33                                                100,414              104,252
Federal National Mtg. Assoc. 6.50% due 12/01/33                                                 64,178               66,631
Federal National Mtg. Assoc. 6.50% due 01/01/34                                                 36,655               38,056
Federal National Mtg. Assoc. 6.50% due 01/01/34(12)                                            328,598              341,159
Federal National Mtg. Assoc. 6.50% due 03/01/34(12)                                            321,649              333,946
Federal National Mtg. Assoc. 6.50% due 03/01/34                                                167,844              174,506
Federal National Mtg. Assoc. 6.50% due 04/01/34(5)                                             926,971              962,404
Federal National Mtg. Assoc. 6.50% due 05/01/34                                                 51,527               53,497
Federal National Mtg. Assoc. 6.50% due 07/01/34                                                 31,182               32,374
Federal National Mtg. Assoc. 6.50% due 07/01/34                                                 68,053               70,761
Federal National Mtg. Assoc. 6.50% due 07/01/34(5)                                             735,961              764,099
Federal National Mtg. Assoc. 6.50% due 08/01/34(12)                                          1,282,027            1,331,041
Federal National Mtg. Assoc. 6.50% due 09/01/34(5)                                             460,245              477,842
Federal National Mtg. Assoc. 7.00% due April TBA                                               100,000              105,344
Federal National Mtg. Assoc. 7.00% due 11/01/22                                                  8,270                8,745
Federal National Mtg. Assoc. 7.00% due 05/01/29                                                 11,446               12,083
Federal National Mtg. Assoc. 7.00% due 09/01/29                                                 21,097               22,270
Federal National Mtg. Assoc. 7.00% due 07/01/31                                                 18,214               19,217
Federal National Mtg. Assoc. 7.00% due 04/01/32                                                 67,358               71,045
Federal National Mtg. Assoc. 7.00% due 05/01/32                                                  5,956                6,282
Federal National Mtg. Assoc. 7.00% due 05/01/32                                                 21,192               22,357
Federal National Mtg. Assoc. 7.00% due 06/01/32                                                115,188              121,493
Federal National Mtg. Assoc. 7.00% due 08/01/32                                                 85,759               90,453
Federal National Mtg. Assoc. 7.00% due 03/01/33(5)                                             617,160              650,377
Federal National Mtg. Assoc. 7.00% due 06/01/33                                                376,894              397,643
Federal National Mtg. Assoc. 7.00% due 08/01/33                                                 15,118               15,932
Federal National Mtg. Assoc. 7.00% due 10/01/33(5)                                              46,434               48,933
Federal National Mtg. Assoc. 7.00% due 11/01/33                                                 11,826               12,462

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 7.00% due 12/01/33                                         $       14,256       $       15,040
Federal National Mtg. Assoc. 7.25% due 01/15/10(5)                                             733,000              818,334
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 04/01/05(2)(7)                         5,969                6,259
Federal National Mtg. Assoc. 7.50% due 07/01/08                                                  5,914                6,008
Federal National Mtg. Assoc., Series 254 2 IO 7.50% due 01/01/24(6)(7)                         141,003               27,404
Federal National Mtg. Assoc. 7.50% due 04/01/24                                                 89,289               95,977
Federal National Mtg. Assoc., Series 2002-W3 A5 7.50% due 01/25/28(7)                            4,494                4,747
Federal National Mtg. Assoc., Series 2002-W7 A5 7.50% due 02/25/29(7)                              388                  409
Federal National Mtg. Assoc., Series 2002-T1 A3 7.50% due 11/25/31(7)                           82,521               86,532
Federal National Mtg. Assoc., Series 2002-33 A2 7.50% due 06/25/32(7)                           77,160               81,059
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 01/19/39(7)                          124,505              131,112
Federal National Mtg. Assoc., Series 2001-T1 A1 7.50% due 10/25/40(7)                           25,470               26,711
Federal National Mtg. Assoc., Series 2001-T3 A1 7.50% due 11/25/40(7)                            9,388                9,857
Federal National Mtg. Assoc., Series 2001-T7 A1 7.50% due 02/25/41(7)                           60,194               63,363
Federal National Mtg. Assoc., Series 2001-T4 A1 7.50% due 07/25/41(7)                           21,880               22,962
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)(7)(12)                   291,670              306,270
Federal National Mtg. Assoc., Series 2001-T12 A2 7.50% due 08/25/41(7)(12)                      42,600               45,705
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(7)                          365,747              392,950
Federal National Mtg. Assoc., Series 2002-T4 A3 7.50% due 12/25/41(7)                          131,871              139,111
Federal National Mtg. Assoc., Series 2002-14 A2 7.50% due 01/25/42(7)(12)                       95,808              100,849
Federal National Mtg. Assoc., Series 2002-W1 2A 7.50% due 02/25/42(7)                           46,324               48,721
Federal National Mtg. Assoc., Series 2002-T12 A3 7.50% due 05/25/42(7)                          44,657               46,842
Federal National Mtg. Assoc., Series 2002-W4 A5 7.50% due 05/25/42(7)(12)                      208,190              223,675
Federal National Mtg. Assoc., Series 2002-W6 2A 7.50% due 06/25/42(7)                          115,670              124,273
Federal National Mtg. Assoc., Series 2002-T16 A3 7.50% due 07/25/42(7)(12)                     280,803              296,607
Federal National Mtg. Assoc., Series 2003-W2 1A3 7.50% due 07/25/42(7)                          42,858               44,999
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(7)                         128,956              136,434
Federal National Mtg. Assoc., Series 2003-W3 1A3 7.50% due 08/25/42(7)                          96,502              101,955
Federal National Mtg. Assoc., Series 2003-WA 4A 7.50% due 10/25/42(7)                           58,471               61,555
Federal National Mtg. Assoc., Series 2004-T3 1A4 7.50% due 02/25/44(7)                           5,949                6,391
Federal National Mtg. Assoc., Series 2004 W11 1A4 7.50% due 05/25/44(7)                         21,699               22,962
Federal National Mtg. Assoc., Series 2004-W8 3A 7.50% due 06/25/44(7)(12)                      100,668              106,520
Federal National Mtg. Assoc., Pass-Through, Series 2004-W14 7.50% due 07/25/44(1)(7)            16,134               16,993
Federal National Mtg. Assoc., Series 2004-W12 1A4 7.50% due 07/25/44(7)                         76,627               81,082
Federal National Mtg. Assoc., Series 2005-W1A4 7.50% due 10/25/44(7)(12)                       140,301              148,459
Federal National Mtg. Assoc. 8.00% due 04/01/25                                                 31,956               34,490
Federal National Mtg. Assoc. 9.00% due 06/01/26                                                  1,475                1,624
Federal National Mtg. Assoc., Series 2003-W6 PT1 9.37% due 04/01/05(2)(7)                       53,348               57,736
Federal National Mtg. Assoc., Series 2002-T1 A4 9.50% due 11/25/31(7)                           19,191               20,687
Federal National Mtg. Assoc., Pass-Through, Series 2002-T6 A3 9.50% due 10/25/41(7)             28,480               30,037
Federal National Mtg. Assoc., Series 2004 T4 A4 9.50% due 12/25/41(7)                           16,734               18,380
Federal National Mtg. Assoc., Pass-Through, Series 2002-T12 A4 9.50% due 05/25/42(7)            13,598               14,886
Federal National Mtg. Assoc., Series 2004-T3 PT1 10.40% due 01/25/44(1)(2)(7)                   89,479               98,339
Federal National Mtg. Assoc., Series 2003 87 SP 11.41% due 02/25/32(3)                          66,473               63,672
Government National Mtg. Assoc., Series 2004 61 CL2 IO 5.00% due 08/30/34(1)(6)(7)             525,837               26,703
Government National Mtg. Assoc., Series 2005-013 MI IO 5.50% due 07/20/32(6)(7)                116,477               20,990
Government National Mtg. Assoc., Series 2005 013 PI IO 5.50% due 11/20/33(6)(7)                134,756               24,875
Government National Mtg. Assoc., Series 2003-114 SP 12.18% due 12/16/27(3)(7)                   98,298              102,462
                                                                                                             --------------
                                                                                                                 39,349,562
                                                                                                             --------------

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS -- 0.6%

U.S. TREASURIES -- 0.6%
United States Treasury Bonds 6.00% due 02/15/26(5)                                      $      485,000       $      554,813
United States Treasury Bonds 6.25% due 05/15/30(5)                                             783,000              940,762
United States Treasury Bonds 8.00% due 11/15/21(5)                                             550,000              746,883
                                                                                                             --------------
                                                                                                                  2,242,458
                                                                                                             --------------

UTILITIES -- 0.3%

ELECTRIC UTILITIES -- 0.3%
AEP Texas Central Co., Series D 5.50% due 02/15/13                                              15,000               15,300
AEP Texas North Co., Series B 5.50% due 03/01/13                                                25,000               25,486
Carolina Power & Light Co. 6.13% due 09/15/33                                                   20,000               21,055
CenterPoint Energy Houston Electric, LLC, Series M2 5.75% due 01/15/14                          20,000               20,700
Cleveland Electric Illuminating Co. 5.65% due 12/15/13                                          35,000               35,607
Cleveland Electric Illuminating Co., Series D 7.43% due 11/01/09                                20,000               22,078
Cleveland Electric Illuminating Co., Series D 7.88% due 11/01/17                                15,000               17,987
Consumers Energy Co. 5.65% due 04/15/20                                                         85,000               84,184
Dayton Power & Light Co. 5.13% due 10/01/13*(11)                                                20,000               20,040
Detroit Edison Co. 5.45% due 02/15/35*(11)                                                      15,000               14,493
FirstEnergy Corp., Series C 7.38% due 11/15/31                                                  25,000               28,318
Florida Power & Light Co. 5.63% due 04/01/34                                                    10,000               10,230
Florida Power & Light Co. 5.95% due 10/01/33                                                    50,000               53,474
Florida Power Corp. 5.90% due 03/01/33                                                          10,000               10,184
MidAmerican Energy Holdings Co. 3.50% due 05/15/08                                              30,000               28,942
Monongahela Power Co. 5.00% due 10/01/06                                                        25,000               25,150
Nevada Power Co. 5.88% due 01/15/15*(11)                                                        40,000               39,000
Northern States Power Co., Series B 8.00% due 08/28/12                                          80,000               95,259
Oncor Electric Delivery Co. 6.38% due 05/01/12                                                  25,000               26,801
Oncor Electric Delivery Co. 6.38% due 01/13/15                                                  10,000               10,775
Oncor Electric Delivery Co. 7.25% due 01/15/33                                                  30,000               35,654
Pacific Gas & Electric Co. 4.20% due 03/01/11                                                   20,000               19,391
Pacific Gas & Electric Co. 4.80% due 03/01/14                                                   25,000               24,335
Pacific Gas & Electric Co. 6.05% due 03/01/34                                                   55,000               56,475
Pepco Holdings, Inc. 5.50% due 08/15/07                                                         20,000               20,463
Potomac Edison Co. 5.35% due 11/15/14*(11)                                                      50,000               49,641
Public Service Co. of Colorado, Series A 6.88% due 07/15/09                                     30,000               32,399
Public Service Co. of New Mexico 4.40% due 09/15/08                                             25,000               24,748
Public Service Electric & Gas Co. 5.00% due 08/15/14                                            15,000               14,860
Public Service Electric & Gas Co. 6.38% due 05/01/08(2)                                         10,000               10,552
Reliant Energy Resources Corp. 7.75% due 02/15/11                                               20,000               22,680
Rochester Gas & Electric Corp., Series VV 6.38% due 09/01/33                                    25,000               27,269
Southern California Edison Co. 5.00% due 01/15/14                                               25,000               24,778
Southern California Edison Co. 5.00% due 01/15/16                                               20,000               19,613
Southern California Edison Co. 6.00% due 01/15/34                                               20,000               20,767
Tampa Electric Co. 6.88% due 06/15/12                                                           15,000               16,637

GAS & PIPELINE UTILITIES -- 0.0%
Duke Capital, LLC, Series A 6.25% due 07/15/05                                                  20,000               20,151
Enbridge Energy Partners L P 5.35% due 12/15/14                                                 15,000               15,048
Kinder Morgan, Inc. 5.15% due 03/01/15                                                          20,000               19,486
Kinder Morgan, Inc. 6.50% due 09/01/12                                                          50,000               53,690
National Fuel Gas Co. 5.25% due 03/01/13                                                        10,000                9,990
TGT Pipeline, LLC 5.50% due 02/01/17*(11)                                                       10,000                9,947

TELEPHONE -- 0.0%
New Jersey Bell Telephone Co. 8.00% due 06/01/22                                                25,000               29,602
                                                                                                             --------------
                                                                                                                  1,183,239
                                                                                                             --------------
TOTAL BONDS & NOTES (cost $52,252,528)                                                                           51,873,810
                                                                                                             --------------

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
FOREIGN ASSET-BACKED SECURITIES -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
Permanent Financing PLC, Series 3 3C 3.61% due 06/10/42(1)(3)(7)                        $       50,000       $       50,680
Permanent Financing PLC, Series 4 3C 3.26% due 06/10/42(1)(3)(7)                                60,000               60,186
Permanent Financing PLC, Series 5 1C 2.96% due 06/10/42(1)(3)(7)                                62,000               62,019
Permanent Financing PLC, Series 5 2C 3.11% due 06/10/42(1)(3)(7)                                62,000               62,310
Pillar Funding, PLC, Series 2004-1A C1 4.01% due 06/15/11*(1)(3)(11)                           101,000              101,567
Pure Mortgages, Series 2004-1A E 3.65% due 02/28/34*(1)(3)(11)                                  50,000               50,038
                                                                                                             --------------
TOTAL FOREIGN ASSET-BACKED SECURITIES (cost $385,998)                                                               386,800
                                                                                                             --------------

FOREIGN BONDS & NOTES -- 0.2%

FINANCE -- 0.1%

BANKS -- 0.1%
Barclays Bank, PLC 6.86% due 06/15/32*(2)(11)                                                   20,000               22,391
Royal Bank of Scotland Group, PLC 7.65% due 09/30/31(2)                                         70,000               86,003

FINANCIAL SERVICES -- 0.0%
HSBC Capital Funding LP 9.55% due 03/30/10*(2)(11)                                              45,000               54,281
                                                                                                             --------------
                                                                                                                    162,675
                                                                                                             --------------

INDUSTRIAL & COMMERCIAL -- 0.0%

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.75% due 02/15/11                                                  35,000               37,926
Tyco International Group SA 7.00% due 06/15/28                                                  50,000               56,758
                                                                                                             --------------
                                                                                                                     94,684
                                                                                                             --------------

INFORMATION TECHNOLOGY -- 0.1%

TELECOMMUNICATIONS -- 0.1%
France Telecom SA 8.50% due 03/01/11                                                            75,000               85,818
France Telecom SA 10.00% due 03/01/31                                                           35,000               46,065
Telecom Italia Capital SA 4.00% due 01/15/10*(11)                                               30,000               28,680
Telecom Italia Capital SA 5.25% due 11/15/13                                                    25,000               24,699
Telecom Italia Capital SA 6.38% due 11/15/33                                                    55,000               56,084
Telefonica Europe BV 8.25% due 09/15/30                                                         25,000               32,947
Vodafone Group, PLC 7.88% due 02/15/30                                                          45,000               57,449
                                                                                                             --------------
                                                                                                                    331,742
                                                                                                             --------------

MATERIALS -- 0.0%

CHEMICALS -- 0.0%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11                                           15,000               17,206

METALS & MINERALS -- 0.0%
Falconbridge, Ltd. 5.38% due 06/01/15                                                           15,000               14,802
WMC Finance USA, Ltd. 5.13% due 05/15/13                                                        10,000               10,018
WMC Finance USA, Ltd. 6.25% due 05/15/33                                                        10,000               10,698
                                                                                                             --------------
                                                                                                                     52,724
                                                                                                             --------------

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

UTILITIES -- 0.0%

TELEPHONE -- 0.0%
Deutsche Telekom International Finance BV 8.50% due 06/15/10                            $       55,000       $       63,254
Deutsche Telekom International Finance BV 8.75% due 06/15/30                                    50,000               65,393
                                                                                                             --------------
                                                                                                                    128,647
                                                                                                             --------------
TOTAL FOREIGN BONDS & NOTES (cost $749,543)                                                                         770,472
                                                                                                             --------------

                                                                                            SHARES
---------------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.2%+

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
China Trust Financial Holdings Expires 03/06/06 (strike price $0.00)(1)(11)                     85,230               96,301
Merrill - CW09 Reliance Industries Expires 07/15/09 (strike price $0.00)*(1)(11)                35,281              440,317
                                                                                                             --------------
                                                                                                                    536,618
                                                                                                             --------------

INFORMATION TECHNOLOGY -- 0.00%

ELECTRONICS -- 0.00%
LG Electronics (strike price $0.00)(1)(11)                                                         800               53,654
                                                                                                             --------------

UTILITIES -- 0.1%

ELECTRIC UTILITIES -- 0.1%
National Termal Power Corp. Expires 10/20/05 (strike price $0.00)(11)                          161,500              317,299
                                                                                                             --------------
TOTAL WARRANTS (cost $862,488)                                                                                      907,571
                                                                                                             --------------

EXCHANGE TRADED FUNDS -- 3.4%

FINANCE -- 3.4%

FINANCIAL SERVICES -- 3.4%
iShares MSCI Emerging Markets Index Fund(4)(5)                                                  27,100            5,495,880
iShares MSCI Pacific ex-Japan Index Fund(5)                                                     63,700            5,727,904
iShares Russell 2000 Index Fund                                                                  3,000              366,450
SPDR Trust, Series 1(5)                                                                          9,500            1,120,620
                                                                                                             --------------
TOTAL EXCHANGE TRADED FUNDS (cost $13,436,248)                                                                   12,710,854
                                                                                                             --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $363,595,344)                                                       379,892,385
                                                                                                             --------------

                                                                                          PRINCIPAL
                                                                                            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.4%

Agreement with Bank of America, bearing interest at 2.83%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $12,709,999 and collateralized by $13,065,000 of Federal Home Loan Mtg. Disc. Notes,
     bearing interest at 2.12%, due 06/30/2005 and having an approximate
     value of $13,065,000 (cost $12,709,000)(4)                                         $   12,709,000           12,709,000
                                                                                                             --------------

TOTAL INVESTMENTS --
   (cost $376,304,344)@                                                         101.3%                          392,601,385
Liabilities in excess of other assets --                                         (1.3)                          (13,302,518)
                                                                                -----                        --------------
NET ASSETS --                                                                   100.0%                       $  379,298,867
                                                                                =====                        ==============

----------
+    Non-income producing security
#    Security represents an investment in an affiliated company; see Note 8
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $17,946,556 representing 4.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1)  Fair valued security; see Note 2
(2) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(3) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(4)  The security or a portion thereof represents collateral for TBAs.
(5) The security or a portion thereof represents collateral for open futures contracts.
(6)  Interest only
(7)  Collateralized Mortgage Obligation
(8)  Commercial Mortgage-Backed Security
(9) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(10) Principal only security
(11) Illiquid security
(12) This security or a portion thereof represents collateral for securities sold short.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

                                                                                          PRINCIPAL              VALUE
                                                                                            AMOUNT              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES SOLD SHORT -- (2.2%)

Federal Home Loan Mtg. Corp. 6.50% due April TBA                                        $   (1,200,000)      $   (1,245,000)
Federal National Mtg. Assoc. 5.00% due May TBA                                              (3,300,000)          (3,216,470)
Federal National Mtg. Assoc. 6.50% due April TBA                                            (3,600,000)          (3,735,000)
                                                                                                             --------------
TOTAL BONDS & NOTES SOLD SHORT (proceeds $(8,187,934)                                                        $   (8,196,470)
                                                                                                             --------------

OPEN FUTURES CONTRACTS

                                                                                VALUE AS OF         UNREALIZED
NUMBER OF                                    EXPIRATION        VALUE AT          MARCH 31,         APPRECIATION
CONTRACTS            DESCRIPTION                DATE          TRADE DATE           2005           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
 291 Short    Dow Jones Euro STOXX 50         June 2005     $ 11,337,434      $ 11,357,289        $    (19,855)
  73 Long     Euro-Bund                       June 2005       11,174,744        11,217,126              42,382
 125 Short    Financial Times Stock Exch.
              100 Index                       June 2005       11,742,260        11,603,315             138,945
 89 Short     JGB 10 Year Note                June 2005       11,732,348        11,605,800             126,548
 121 Short    LIFFE Long Gilt                 June 2005       25,250,221        25,063,469             186,752
 878 Short    Russell 2000                    June 2005       55,831,084        54,242,840           1,588,244
 65 Short     S&P 500 EMINI                   June 2005        3,937,082         3,847,675              89,407
 925 Long     S&P 500 EMINI                   June 2005       56,031,110        54,755,375          (1,275,738)
 255 Long     S&P 500 EMINI                   June 2005       15,446,498        15,094,725            (351,773)
  15 Long     US Treasury 10 Year Note        June 2005        1,646,835         1,638,984              (7,851)
 334 Short    US Treasury 10 Year Note        June 2005       36,846,890        36,494,719             352,171
  4 Short     US Treasury 5 Year Note         June 2005          426,552           428,375              (1,823)
  62 Long     US Treasury Long Bond           June 2005        6,998,240         6,905,250             (92,990)
 23 Short     90 Day Euro Dollar              June 2005        5,552,545         5,547,888               4,657
  5 Short     90 Day Euro Dollar              June 2005        1,206,477         1,200,313               6,164
  6 Short     90 Day Euro Dollar            December 2005      1,445,057         1,436,475               8,582
  1 Short     90 Day Euro Dollar             March 2006          239,662           239,050                 612
  1 Long      90 Day Euro Dollar              June 2006          239,641           238,775                (866)
  5 Short     90 Day Euro Dollar              June 2006        1,215,141         1,206,063               9,078
                                                                                                  ------------
                                                                                                  $    802,646
                                                                                                  ============

See Notes to Financial Statements

SEASONS SERIES TRUST
STOCK PORTFOLIO                              PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Retail                                          9.2%
Financial Services                              9.1%
Broadcasting & Media                            7.2%
Telecommunications                              6.7%
Computer Software                               6.3%
Multi-Industry                                  6.1%
Electronics                                     5.5%
Banks                                           5.0%
Drugs                                           4.8%
Health Services                                 4.6%
Business Services                               3.9%
Medical Products                                3.3%
Computers & Business Equipment                  2.8%
Energy Services                                 2.4%
Internet Content                                2.4%
Registered Investment Company                   2.4%
Energy Sources                                  2.3%
Insurance                                       2.2%
Metals & Minerals                               2.0%
Computer Services                               1.9%
Food, Beverage & Tobacco                        1.9%
Leisure & Tourism                               1.5%
Education                                       1.1%
Entertainment Products                          1.0%
Apparel & Textiles                              0.9%
Machinery                                       0.9%
Household & Personal Products                   0.7%
Communication Equipment                         0.5%
Transportation                                  0.5%
Automotive                                      0.4%
                                               -----
                                               99.5%
                                               =====

*  Calculated as a percentage of net assets.

SEASONS SERIES TRUST
STOCK PORTFOLIO                           INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.1%

CONSUMER DISCRETIONARY -- 10.5%

APPAREL & TEXTILES -- 0.9%
Hermes International                                                                             4,468       $      899,478
Industria de Diseno Textil SA (Inditex)                                                         60,200            1,800,320

AUTOMOTIVE -- 0.4%
Harley-Davidson, Inc.                                                                           19,200            1,108,992

RETAIL -- 9.2%
Best Buy Co., Inc.                                                                              55,700            3,008,357
Family Dollar Stores, Inc.                                                                      43,200            1,311,552
Home Depot, Inc.                                                                                82,500            3,154,800
Kingfisher, PLC                                                                                132,600              723,552
Kohl's Corp.+                                                                                   61,100            3,154,593
Petsmart, Inc.                                                                                  53,000            1,523,750
Target Corp.                                                                                    84,800            4,241,696
Wal-Mart de Mexico SA de CV+                                                                   201,200              706,012
Wal-Mart de Mexico SA de CV Sponsored ADR                                                       12,000              418,200
Wal-Mart Stores, Inc.                                                                          138,600            6,945,246
Walgreen Co.                                                                                    64,100            2,847,322
                                                                                                             --------------
                                                                                                                 31,843,870
                                                                                                             --------------

CONSUMER STAPLES -- 2.6%

FOOD, BEVERAGE & TOBACCO -- 1.9%
Coca-Cola Co.                                                                                   36,700            1,529,289
Compass Group, PLC                                                                             165,900              757,125
PepsiCo, Inc.                                                                                   22,800            1,209,084
Sysco Corp.                                                                                     69,700            2,495,260

HOUSEHOLD & PERSONAL PRODUCTS -- 0.7%
Gillette Co.                                                                                    41,200            2,079,776
                                                                                                             --------------
                                                                                                                  8,070,534
                                                                                                             --------------

EDUCATION -- 1.1%

EDUCATION -- 1.1%
Apollo Group, Inc., Class A+                                                                    44,150            3,269,749
                                                                                                             --------------

ENERGY -- 4.7%

ENERGY SERVICES -- 2.4%
Baker Hughes, Inc.                                                                              81,600            3,630,384
Schlumberger, Ltd.                                                                              53,200            3,749,536

ENERGY SOURCES -- 2.3%
ChevronTexaco Corp.                                                                             52,300            3,049,613
Exxon Mobil Corp.                                                                               65,734            3,917,746
                                                                                                             --------------
                                                                                                                 14,347,279
                                                                                                             --------------

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 16.3%

BANKS -- 5.0%
Anglo Irish Bank Corp., PLC                                                                     65,800       $    1,647,930
Northern Trust Corp.                                                                            44,400            1,928,736
State Street Corp.                                                                             111,600            4,879,152
U.S. Bancorp                                                                                    89,800            2,588,036
UBS AG                                                                                          50,900            4,298,232

FINANCIAL SERVICES -- 9.1%
American Express Co.                                                                            67,700            3,477,749
Ameritrade Holding Corp.+                                                                      158,600            1,619,306
Charles Schwab Corp.                                                                           152,300            1,600,673
Citigroup, Inc.                                                                                223,535           10,045,663
Countrywide Financial Corp.                                                                     22,900              743,334
Credit Suisse Group+                                                                            30,100            1,292,283
Goldman Sachs Group, Inc.                                                                       14,200            1,561,858
Mellon Financial Corp.                                                                          51,400            1,466,956
Merrill Lynch Co., Inc.                                                                         51,300            2,903,580
SLM Corp.                                                                                       55,800            2,781,072

INSURANCE -- 2.2%
ACE, Ltd.                                                                                       41,200            1,700,324
Genworth Financial, Inc., Class A                                                               31,100              855,872
Hartford Financial Services Group, Inc.                                                         46,100            3,160,616
Marsh & McLennan Cos., Inc.                                                                     30,800              936,936
                                                                                                             --------------
                                                                                                                 49,488,308
                                                                                                             --------------

HEALTHCARE -- 12.7%

DRUGS -- 4.8%
Amgen, Inc.+                                                                                    67,300            3,917,533
Elan Corp. PLC Sponsored ADR+                                                                   33,100              107,244
Forest Laboratories, Inc.+                                                                      14,500              535,775
Genentech, Inc.+                                                                                27,400            1,551,114
Gilead Sciences, Inc.+                                                                          70,300            2,516,740
Pfizer, Inc.                                                                                    96,360            2,531,377
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                              52,900            1,639,900
Wyeth                                                                                           42,600            1,796,868

HEALTH SERVICES -- 4.6%
UnitedHealth Group, Inc.                                                                        88,200            8,412,516
Wellpoint, Inc.+                                                                                45,000            5,640,750

MEDICAL PRODUCTS -- 3.3%
Biogen Idec, Inc.+                                                                              19,600              676,396
Biomet, Inc.                                                                                    41,500            1,506,450
Johnson & Johnson                                                                               48,900            3,284,124
Medtronic, Inc.                                                                                 55,800            2,843,010
Stryker Corp.                                                                                   33,900            1,512,279
                                                                                                             --------------
                                                                                                                 38,472,076
                                                                                                             --------------

INDUSTRIAL & COMMERCIAL -- 11.4%

BUSINESS SERVICES -- 3.9%
Accenture, Ltd., Class A+                                                                      173,400            4,187,610
Automatic Data Processing, Inc.                                                                 45,500            2,045,225

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Cendant Corp.                                                                                  168,200       $    3,454,828
First Data Corp.                                                                                57,500            2,260,325

MACHINERY -- 0.9%
Deere & Co.                                                                                     40,900            2,745,617

MULTI-INDUSTRY -- 6.1%
Danaher Corp.                                                                                   96,400            5,148,724
General Electric Co.                                                                           226,700            8,174,802
Tyco International, Ltd.                                                                       152,792            5,164,370

TRANSPORTATION -- 0.5%
United Parcel Service, Inc., Class B                                                            21,800            1,585,732
                                                                                                             --------------
                                                                                                                 34,767,233
                                                                                                             --------------

INFORMATION & ENTERTAINMENT -- 9.7%

BROADCASTING & MEDIA -- 7.2%
Comcast Corp., Special Class A+                                                                119,200            3,981,280
E.W. Scripps Co., Class A                                                                       33,200            1,618,500
Liberty Media Corp., Class A+                                                                  475,692            4,932,926
News Corp., Class A                                                                            223,600            3,783,312
Time Warner, Inc.+                                                                             184,300            3,234,465
Univision Communications, Inc., Class A+                                                        73,500            2,035,215
Viacom, Inc., Class B                                                                           66,241            2,307,174

ENTERTAINMENT PRODUCTS -- 1.0%
International Game Technology                                                                  105,800            2,820,628

LEISURE & TOURISM -- 1.5%
Carnival Corp.                                                                                  74,900            3,880,569
MGM Mirage, Inc.+                                                                               10,400              736,528
                                                                                                             --------------
                                                                                                                 29,330,597
                                                                                                             --------------

INFORMATION TECHNOLOGY -- 26.1%

COMMUNICATION EQUIPMENT -- 0.5%
QUALCOMM, Inc.                                                                                  44,800            1,641,920

COMPUTER SERVICES -- 1.9%
Affiliated Computer Services, Inc., Class A+                                                    77,800            4,142,072
Symantec Corp.+                                                                                 71,700            1,529,361

COMPUTER SOFTWARE -- 6.3%
Adobe Systems, Inc.                                                                             19,200            1,289,664
Fiserv, Inc.+                                                                                   64,200            2,555,160
Intuit, Inc.+                                                                                   39,500            1,728,915
Mercury Interactive Corp.+                                                                      28,200            1,336,116
Microsoft Corp.                                                                                369,500            8,930,815
Oracle Corp.+                                                                                  200,100            2,497,248
Red Hat, Inc.+                                                                                  80,600              879,346

COMPUTERS & BUSINESS EQUIPMENT -- 2.8%
Dell, Inc.+                                                                                    138,700            5,328,854
EMC Corp.+                                                                                     121,500            1,496,880
Research In Motion, Ltd.+                                                                       21,400            1,635,388

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS -- 5.5%
Analog Devices, Inc.                                                                            84,800       $    3,064,672
ASML Holding NV+                                                                               109,900            1,856,299
Intel Corp.                                                                                    209,600            4,869,008
Maxim Integrated Products, Inc.                                                                 39,700            1,622,539
Samsung Electronics Co., Ltd.                                                                    4,160            2,056,445
Texas Instruments, Inc.                                                                         37,900              966,071
Xilinx, Inc.                                                                                    74,100            2,165,943

INTERNET CONTENT -- 2.4%
eBay, Inc.+                                                                                     39,500            1,471,770
Google, Inc., Class A+                                                                           5,100              920,601
IAC/InterActiveCorp+                                                                            76,000            1,692,520
Yahoo!, Inc.+                                                                                   96,500            3,271,350

TELECOMMUNICATIONS -- 6.7%
America Movil SA de CV ADR                                                                      30,500            1,573,800
Cisco Systems, Inc.+                                                                           101,200            1,810,468
Corning, Inc.+                                                                                 310,300            3,453,639
EchoStar Communications Corp., Class A                                                          54,600            1,597,050
Juniper Networks, Inc.+                                                                         51,000            1,125,060
Nextel Communications, Inc., Class A+                                                           78,900            2,242,338
Nokia Oyj+                                                                                     110,600            1,714,715
Sprint Corp.                                                                                    94,000            2,138,500
TELUS Corp. (New York)                                                                          27,400              844,194
TELUS Corp. (Toronto)                                                                           22,300              716,911
Vodafone Group, PLC                                                                            780,266            2,071,681
Vodafone Group, PLC Sponsored ADR                                                               37,700            1,001,312
                                                                                                             --------------
                                                                                                                 79,238,625
                                                                                                             --------------

MATERIALS -- 2.0%

METALS & MINERALS -- 2.0%
BHP Billiton, Ltd.                                                                             209,900            2,896,829
Nucor Corp.                                                                                      9,200              529,552
Rio Tinto, PLC                                                                                  83,100            2,686,922
                                                                                                             --------------
                                                                                                                  6,113,303
                                                                                                             --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $261,309,554)                                                       294,941,574
                                                                                                             --------------

SHORT-TERM INVESTMENT SECURITIES -- 2.4%

REGISTERED INVESTMENT COMPANY -- 2.4%
T. Rowe Price Reserve Investment Fund (cost $7,280,795)                                      7,280,795            7,280,795
                                                                                                             --------------

TOTAL INVESTMENTS --
   (cost $268,590,349)@                                                           9.5%                          302,222,369
Other assets less liabilities --                                                  0.5                             1,389,205
                                                                                -----                        --------------
NET ASSETS --                                                                   100.0%                       $  303,611,574
                                                                                =====                        ==============

----------
+  Non-income producing security
@  See Note 3 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP GROWTH PORTFOLIO                   PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Retail                                          8.4%
Drugs                                           8.1%
Financial Services                              7.8%
Computer Software                               5.6%
Internet Content                                5.6%
Computers & Business Equipment                  5.5%
Broadcasting & Media                            5.2%
Insurance                                       5.2%
Food, Beverage & Tobacco                        4.6%
Health Services                                 4.3%
Electronics                                     4.0%
Multi-Industry                                  3.7%
Medical Products                                3.3%
Energy Sources                                  3.1%
Banks                                           3.0%
Telecommunications                              2.7%
Leisure & Tourism                               2.3%
Aerospace & Military Technology                 2.1%
Energy Services                                 2.1%
Household & Personal Products                   2.0%
Apparel & Textiles                              1.9%
Business Services                               1.7%
Communication Equipment                         1.5%
Corporate Short-Term Notes                      1.5%
Repurchase Agreements                           1.0%
Automotive                                      0.9%
Chemicals                                       0.8%
Electric Utilities                              0.6%
Transportation                                  0.5%
Machinery                                       0.3%
Computer Services                               0.2%
Education                                       0.1%
Electrical Equipment                            0.1%
Entertainment Products                          0.1%
Housing & Household Durables                    0.1%
Metals & Minerals                               0.1%
Real Estate Investment Trusts                   0.1%
U.S. Government Obligations                     0.1%
                                              ------
                                              100.2%
                                              ======

* Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP GROWTH PORTFOLIO                INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.8%

CONSUMER DISCRETIONARY -- 11.3%

APPAREL & TEXTILES -- 1.9%
Cintas Corp.                                                                                     1,020       $       42,136
Coach, Inc.+                                                                                     1,290               73,053
Gap, Inc.                                                                                        4,990              108,982
Nike, Inc., Class B                                                                             24,960            2,079,417

AUTOMOTIVE -- 0.9%
Advanced Auto Parts, Inc.+                                                                      16,080              811,236
AutoZone, Inc.+                                                                                    460               39,422
Goodyear Tire & Rubber Co.+                                                                      1,200               16,020
Harley-Davidson, Inc.                                                                            1,980              114,365
Navistar International Corp.+                                                                      450               16,380
PACCAR, Inc.                                                                                     1,180               85,420

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                               550               43,445
Maytag Corp.                                                                                       540                7,544
Sherwin-Williams Co.                                                                               860               37,831

RETAIL -- 8.4%
Avery Dennison Corp.                                                                               690               42,732
Avon Products, Inc.                                                                             27,230            1,169,256
Bed Bath & Beyond, Inc.+                                                                         2,050               74,907
Best Buy Co., Inc.                                                                               2,020              109,100
Dollar General Corp.                                                                             2,050               44,916
Dollar Tree Stores, Inc.+                                                                        5,600              160,888
Family Dollar Stores, Inc.                                                                      18,540              562,874
Fortune Brands, Inc.                                                                               990               79,824
Home Depot, Inc.                                                                                14,890              569,394
J.C. Penney Co., Inc.                                                                           10,660              553,467
Kohl's Corp.+                                                                                   21,165            1,092,749
Lowe's Cos., Inc.                                                                               25,330            1,446,090
PETCO Animal Supplies, Inc.+                                                                    13,040              480,002
RadioShack Corp.                                                                                 1,080               26,460
Staples, Inc.                                                                                   10,575              332,372
Target Corp.                                                                                     9,210              460,684
TJX Cos., Inc.                                                                                   3,270               80,540
Wal-Mart Stores, Inc.                                                                           48,370            2,423,821
Walgreen Co.                                                                                     6,920              307,386
                                                                                                             --------------
                                                                                                                 13,492,713
                                                                                                             --------------

CONSUMER STAPLES -- 6.6%

FOOD, BEVERAGE & TOBACCO -- 4.6%
Altria Group, Inc.                                                                              14,030              917,422
Anheuser-Busch Cos., Inc.                                                                        5,270              249,745
Brown-Forman Corp., Class B                                                                        620               33,945
Campbell Soup Co.                                                                                2,210               64,134

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Coca-Cola Co.                                                                                   21,960       $      915,073
H.J. Heinz Co.                                                                                   2,380               87,679
Hershey Foods Corp.                                                                              1,490               90,085
Kellogg Co.                                                                                      2,390              103,415
McCormick & Co., Inc.                                                                              930               32,020
Pepsi Bottling Group, Inc.                                                                       1,350               37,598
PepsiCo, Inc.                                                                                   37,550            1,991,277
Sara Lee Corp.                                                                                   5,360              118,778
Sysco Corp.                                                                                      4,320              154,656
UST, Inc.                                                                                        1,130               58,421
Wm. Wrigley Jr. Co.                                                                             10,430              683,895

HOUSEHOLD & PERSONAL PRODUCTS -- 2.0%
Clorox Co.                                                                                       1,050               66,139
Colgate-Palmolive Co.                                                                            3,560              185,725
Gillette Co.                                                                                     6,720              339,226
Kimberly-Clark Corp.                                                                             3,270              214,937
Newell Rubbermaid, Inc.                                                                          1,870               41,028
Procter & Gamble Co.                                                                            28,060            1,487,180
                                                                                                             --------------
                                                                                                                  7,872,378
                                                                                                             --------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Apollo Group, Inc., Class A+                                                                     1,120               82,947
                                                                                                             --------------

ENERGY -- 5.2%

ENERGY SERVICES -- 2.1%
Baker Hughes, Inc.                                                                               2,300              102,327
BJ Services Co.                                                                                 11,530              598,176
Canadian Natural Resources, Ltd.                                                                 3,960              225,007
Halliburton Co.                                                                                  3,420              147,915
Schlumberger, Ltd.                                                                               6,720              473,626
Suncor Energy, Inc.                                                                             23,275              935,888

ENERGY SOURCES -- 3.1%
Exxon Mobil Corp.                                                                               47,894            2,854,483
Murphy Oil Corp.                                                                                 7,580              748,373
XTO Energy, Inc.                                                                                 2,363               77,601
                                                                                                             --------------
                                                                                                                  6,163,396
                                                                                                             --------------

FINANCE -- 15.2%

BANKS -- 3.0%
Bank of America Corp.                                                                           44,895            1,979,869
Golden West Financial Corp.                                                                      3,680              222,640
Wells Fargo & Co.                                                                               23,205            1,387,659

FINANCIAL SERVICES -- 7.0%
American Express Co.                                                                            20,915            1,074,404
Charles Schwab Corp.                                                                            29,310              308,048
Citigroup, Inc.                                                                                  3,166              142,280
Equifax, Inc.                                                                                      920               28,235
Fannie Mae                                                                                      20,420            1,111,869
Federated Investors, Inc., Class B                                                                 650               18,402

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Freddie Mac                                                                                     16,300       $    1,030,160
Goldman Sachs Group, Inc.                                                                       14,695            1,616,303
H&R Block, Inc.                                                                                  1,130               57,155
J.P. Morgan Chase & Co.                                                                         10,854              375,548
MBNA Corp.                                                                                      37,750              926,762
Merrill Lynch & Co., Inc.                                                                        5,310              300,546
Moody's Corp.                                                                                    7,610              615,345
Morgan Stanley                                                                                   5,900              337,775
SLM Corp.                                                                                        6,220              310,005
T. Rowe Price Group, Inc.                                                                          840               49,879

INSURANCE -- 5.2%
Aetna, Inc.                                                                                     44,655            3,346,892
Allstate Corp.                                                                                  18,450              997,407
Berkshire Hathaway, Inc., Class B+                                                                 530            1,513,680
Willis Group Holdings, Ltd.                                                                      7,150              263,621
                                                                                                             --------------
                                                                                                                 18,014,484
                                                                                                             --------------

HEALTHCARE -- 15.7%

DRUGS -- 8.1%
Abbott Laboratories                                                                             10,570              492,773
Allergan, Inc.                                                                                     900               62,523
Amgen, Inc.+                                                                                    24,860            1,447,101
Bristol-Myers Squibb Co.                                                                        13,250              337,345
Caremark Rx, Inc.+                                                                              17,890              711,664
Eli Lilly & Co.                                                                                 13,680              712,728
Forest Laboratories, Inc.+                                                                       2,380               87,941
Genentech, Inc.+                                                                                48,060            2,720,676
Genzyme Corp.+                                                                                   1,680               96,163
Gilead Sciences, Inc.+                                                                           2,930              104,894
Hospira, Inc.+                                                                                   1,060               34,206
Invitrogen Corp.+                                                                                8,023              555,192
Merck & Co., Inc.                                                                               14,970              484,579
Pfizer, Inc.                                                                                    25,795              677,635
Schering-Plough Corp.                                                                           10,000              181,500
Wyeth                                                                                           22,910              966,344

HEALTH SERVICES -- 4.3%
Express Scripts, Inc.+                                                                             520               45,339
IMS Health, Inc.                                                                                 1,580               38,536
Medco Health Solutions, Inc.+                                                                    9,130              452,574
Quest Diagnostics, Inc.                                                                            620               65,181
UnitedHealth Group, Inc.                                                                        47,190            4,500,982

MEDICAL PRODUCTS -- 3.3%
Baxter International, Inc.                                                                       4,200              142,716
Becton Dickinson & Co.                                                                           1,720              100,482
Biomet, Inc.                                                                                     1,720               62,436
Boston Scientific Corp.+                                                                         5,150              150,844
C.R. Bard, Inc.                                                                                    720               49,018
Guidant Corp.                                                                                    2,180              161,102
Johnson & Johnson                                                                               20,170            1,354,617
MedImmune, Inc.+                                                                                 1,690               40,239
Medtronic, Inc.                                                                                 20,520            1,045,494

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
St. Jude Medical, Inc.+                                                                          6,330       $      227,880
Stryker Corp.                                                                                    5,780              257,846
Zimmer Holdings, Inc.+                                                                           3,630              282,450
                                                                                                             --------------
                                                                                                                 18,651,000
                                                                                                             --------------

INDUSTRIAL & COMMERCIAL -- 8.4%

AEROSPACE & MILITARY TECHNOLOGY -- 2.1%
Boeing Co.                                                                                       5,640              329,714
Lockheed Martin Corp.                                                                           26,895            1,642,209
Rockwell Automation, Inc.                                                                        1,180               66,835
Rockwell Collins, Inc.                                                                           1,220               58,060
United Technologies Corp.                                                                        3,470              352,760

BUSINESS SERVICES -- 1.7%
Automatic Data Processing, Inc.                                                                  3,950              177,553
Cendant Corp.                                                                                   34,580              710,273
First Data Corp.                                                                                25,010              983,143
Fluor Corp.                                                                                        590               32,704
Monster Worldwide, Inc.+                                                                           820               23,001
Paychex, Inc.                                                                                    2,420               79,424
Robert Half International, Inc.                                                                  1,100               29,656

ELECTRICAL EQUIPMENT -- 0.1%
Emerson Electric Co.                                                                             2,850              185,050

MACHINERY -- 0.3%
Caterpillar, Inc.                                                                                2,320              212,141
Illinois Tool Works, Inc.                                                                        1,870              167,421
Stanley Works                                                                                      520               23,540

MULTI-INDUSTRY -- 3.7%
3M Co.                                                                                          11,005              943,019
American Standard Cos., Inc.                                                                     1,230               57,170
Danaher Corp.                                                                                    1,870               99,877
General Electric Co.                                                                            71,900            2,592,714
Tyco International, Ltd.                                                                        19,290              652,002

TRANSPORTATION -- 0.5%
United Parcel Service, Inc., Class B                                                             7,590              552,097
                                                                                                             --------------
                                                                                                                  9,970,363
                                                                                                             --------------

INFORMATION & ENTERTAINMENT -- 7.6%

BROADCASTING & MEDIA -- 5.2%
Clear Channel Communications, Inc.                                                               4,756              163,939
Dow Jones & Co., Inc.                                                                              480               17,938
E.W. Scripps Co., Class A                                                                        9,120              444,600
Gannett Co., Inc.                                                                                5,270              416,752
Lamar Advertising Co., Class A+                                                                 15,630              629,733
Liberty Media Corp., Class A+                                                                   20,890              216,629
McGraw-Hill Cos., Inc.                                                                          16,320            1,423,920
Meredith Corp.                                                                                     310               14,493
New York Times Co., Class A                                                                        990               36,214
Omnicom Group, Inc.                                                                              1,260              111,535
Time Warner, Inc.+                                                                              53,430              937,696

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Univision Communications, Inc., Class A+                                                        16,000       $      443,040
Valassis Communications, Inc.+                                                                   4,870              170,255
Viacom, Inc., Class B                                                                           30,407            1,059,076
Westwood One, Inc.+                                                                              8,320              169,312

ENTERTAINMENT PRODUCTS -- 0.1%
International Game Technology                                                                    2,340               62,384
Knight-Ridder, Inc.                                                                                520               34,970
Mattel, Inc.                                                                                     2,830               60,421

LEISURE & TOURISM -- 2.3%
Carnival Corp.                                                                                   3,410              176,672
Delta Air Lines, Inc.+                                                                             950                3,847
GTECH Holdings Corp.                                                                            14,400              338,832
Harrah's Entertainment, Inc.                                                                    10,320              666,466
Marriott International, Inc., Class A                                                            9,820              656,565
Outback Steakhouse, Inc.                                                                         3,800              174,002
Starbucks Corp.+                                                                                 2,710              139,999
Starwood Hotels & Resorts Worldwide, Inc.(2)                                                     7,240              434,617
Yum! Brands, Inc.                                                                                1,980              102,584
                                                                                                             --------------
                                                                                                                  9,106,491
                                                                                                             --------------

INFORMATION TECHNOLOGY -- 25.1%

COMMUNICATION EQUIPMENT -- 1.5%
Network Appliance, Inc.+                                                                         2,480               68,597
QUALCOMM, Inc.                                                                                  45,360            1,662,444
Symbol Technologies, Inc.                                                                        1,650               23,908

COMPUTER SERVICES -- 0.2%
Autodesk, Inc.                                                                                   1,550               46,128
Computer Associates International, Inc.                                                          3,610               97,831
Symantec Corp.+                                                                                  4,810              102,597

COMPUTER SOFTWARE -- 5.6%
Adobe Systems, Inc.                                                                              1,650              110,831
Citrix Systems, Inc.+                                                                            1,150               27,393
Electronic Arts, Inc.+                                                                          53,740            2,782,657
Intuit, Inc.+                                                                                    1,260               55,150
Mercury Interactive Corp.+                                                                         580               27,480
Microsoft Corp.(1)                                                                             135,450            3,273,827
Oracle Corp.+                                                                                   30,480              380,390
Parametric Technology Corp.+                                                                     1,840               10,286

COMPUTERS BUSINESS EQUIPMENT -- 5.5%
Apple Computer, Inc.+                                                                           82,460            3,436,108
Dell, Inc.+                                                                                     50,840            1,953,273
Gateway, Inc.+                                                                                   2,030                8,181
International Business Machines Corp.                                                           11,070            1,011,577
Lexmark International, Inc., Class A+                                                              850               67,974
Millipore Corp.+                                                                                   340               14,756
Pitney Bowes, Inc.                                                                               1,570               70,838

ELECTRONICS -- 4.0%
Altera Corp.+                                                                                    2,530               50,043
Analog Devices, Inc.                                                                             2,520               91,073

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Broadcom Corp., Class A+                                                                         1,970       $       58,942
Energizer Holdings, Inc.+                                                                       16,295              974,441
Intel Corp.                                                                                     54,560            1,267,429
Linear Technology Corp.                                                                         24,690              945,874
Maxim Integrated Products, Inc.                                                                  2,210               90,323
PMC-Sierra, Inc.+                                                                                1,220               10,736
QLogic Corp.+                                                                                      630               25,515
Texas Instruments, Inc.                                                                         42,605            1,086,001
Waters Corp.+                                                                                      820               29,348
Xilinx, Inc.                                                                                     2,360               68,983

INTERNET CONTENT -- 5.6%
eBay, Inc.+                                                                                     96,945            3,612,171
Google, Inc., Class A+                                                                           3,520              635,395
Yahoo!, Inc.+                                                                                   71,975            2,439,953

TELECOMMUNICATIONS -- 2.7%
American Tower Corp., Class A+                                                                  17,200              313,556
Avaya, Inc.+                                                                                     3,250               37,960
Cisco Systems, Inc.+                                                                           101,790            1,821,023
Corning, Inc.+                                                                                   9,560              106,403
Crown Castle International Corp.+                                                               17,500              281,050
Lucent Technologies, Inc.+                                                                      30,050               82,638
Nextel Communications, Inc., Class A+                                                           12,180              346,156
Qwest Communications International, Inc.+                                                       11,330               41,921
Sprint Corp.                                                                                     5,430              123,532
                                                                                                             --------------
                                                                                                                 29,772,692
                                                                                                             --------------

MATERIALS -- 0.9%

CHEMICALS -- 0.8%
Dow Chemical Co.                                                                                 6,460              322,031
du Pont (E.I.) de Nemours & Co.                                                                  6,760              346,383
Ecolab, Inc.                                                                                     1,500               49,575
Hercules, Inc.+                                                                                    760               11,012
International Flavors & Fragrances, Inc.                                                           610               24,095
Praxair, Inc.                                                                                    2,190              104,813
Sigma-Aldrich Corp.                                                                                470               28,788

FOREST PRODUCTS -- 0.0%
Pactiv Corp.+                                                                                    1,010               23,583

METALS & MINERALS -- 0.1%
Allegheny Technologies, Inc.                                                                       610               14,707
Ball Corp.                                                                                         750               31,110
Freeport-McMoRan Copper & Gold, Inc., Class B                                                    1,220               48,324

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                                  570               29,606
                                                                                                             --------------
                                                                                                                  1,034,027
                                                                                                             --------------

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Simon Property Group, Inc.                                                                       1,510               91,476
                                                                                                             --------------

                                                                                                                 VALUE
                                                                                            SHARES              (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 0.6%

ELECTRIC UTILITIES -- 0.6%
AES Corp.+                                                                                      34,055       $      557,820
Centerpoint Energy, Inc.                                                                         1,970               23,699
TXU Corp.                                                                                        1,620              129,000
                                                                                                             --------------
                                                                                                                    710,519
                                                                                                             --------------
TOTAL COMMON STOCK (cost $101,770,170)                                                                          114,962,486
                                                                                                             --------------

EXCHANGE TRADED FUNDS -- 0.8%

FINANCE -- 0.8%

FINANCIAL SERVICES -- 0.8%
iShares S&P 500/Barra Growth Index Fund (cost $992,118)                                         17,300              979,008
                                                                                                             --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $102,762,288)                                                       115,941,494
                                                                                                             --------------

                                                                                          PRINCIPAL
                                                                                            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 1.5%

Prudential Funding Corp. 2.77% due 04/01/05                                             $    1,600,000            1,600,000
United Parcel Service, Inc. 2.60% due 04/04/05                                                 200,000              199,957
                                                                                                             --------------
                                                                                                                  1,799,957
                                                                                                             --------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 2.74% due 06/16/05(1)                                              40,000               39,772
                                                                                                             --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,839,727)                                                          1,839,729
                                                                                                             --------------

REPURCHASE AGREEMENTS -- 1.0%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $210,007 and collateralized by $170,000 of United States Treasury Bonds, bearing interest
   at 7.50%, due 11/15/16 and having an approximate value of $217,689                          210,000              210,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.50%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $985,069 and collateralized by $985,000 of United States Treasury Notes, bearing interest
   at 4.48%, due 02/15/12 and having an approximate value of $1,021,938                      1,000,000            1,000,000
                                                                                                             --------------
TOTAL REPURCHASE AGREEMENTS (cost $1,210,000)                                                                     1,210,000
                                                                                                             --------------

TOTAL INVESTMENTS --
   (cost $105,812,015)@                                                          100.2%                         118,991,223
Liabilities in excess of other assets --                                          (0.2)                            (227,458)
                                                                                 -----                       --------------
NET ASSETS --                                                                    100.0%                      $  118,763,765
                                                                                 =====                       ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  Consists of more than one class of securities traded together as a unit.

OPEN FUTURES CONTRACTS

                                                                                               UNREALIZED
   NUMBER                                  EXPIRATION       VALUE AT        VALUE AS OF       APPRECIATION
OF CONTRACTS          DESCRIPTION             DATE         TRADE DATE      MARCH 31, 2005    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
   2 Long          S&P Barra Growth        June 2005       $ 286,815         $ 285,600          $ (1,215)
                                                                                                ========

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                                    PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                              9.9%
Retail                                          7.0%
Multi-Industry                                  6.1%
Banks                                           5.8%
Energy Sources                                  5.8%
Broadcasting & Media                            5.5%
Drugs                                           4.8%
Food, Beverage & Tobacco                        4.8%
Computer Software                               4.7%
Telecommunications                              4.7%
Electronics                                     4.4%
Medical Products                                4.1%
Computers & Business Equipment                  3.6%
Insurance                                       3.3%
Health Services                                 2.6%
Aerospace & Military Technology                 2.4%
Leisure & Tourism                               2.3%
Business Services                               1.9%
Household & Personal Products                   1.6%
Energy Services                                 1.4%
Chemicals                                       1.2%
Machinery                                       1.2%
Repurchase Agreements                           1.2%
Internet Content                                1.1%
Metals & Minerals                               1.1%
Computer Services                               0.9%
Electric Utilities                              0.9%
Registered Investment Company                   0.9%
Corporate Short-Term Notes                      0.7%
Transportation                                  0.7%
Entertainment Products                          0.6%
Apparel & Textiles                              0.5%
Automotive                                      0.4%
Communication Equipment                         0.4%
Education                                       0.4%
Electrical Equipment                            0.2%
Forest Products                                 0.2%
Real Estate Investment Trusts                   0.2%
Gas & Pipeline Utilities                        0.1%
Housing & Household Durables                    0.1%
U.S. Government Obligations                     0.1%
                                               ----
                                               99.8%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.6%

CONSUMER DISCRETIONARY -- 8.0%

APPAREL & TEXTILES -- 0.5%
Cintas Corp.                                                                                  185    $        7,642
Coach, Inc.+                                                                                  225            12,742
Gap, Inc.                                                                                     879            19,197
Hermes International                                                                          200            40,263
Industria de Diseno Textil SA (Inditex)                                                     2,600            77,755
Jones Apparel Group, Inc.                                                                     149             4,990
Liz Claiborne, Inc.                                                                           133             5,337
Nike, Inc., Class B                                                                           270            22,494
Reebok International, Ltd.                                                                     76             3,367
V.F. Corp.                                                                                    126             7,452

AUTOMOTIVE -- 0.4%
AutoNation, Inc.+                                                                             271             5,133
AutoZone, Inc.+                                                                                91             7,799
Cooper Tire & Rubber Co.                                                                       85             1,561
Cummins, Inc.                                                                                  52             3,658
Dana Corp.                                                                                    190             2,430
Delphi Corp.                                                                                  678             3,037
Ford Motor Co.                                                                              2,194            24,858
General Motors Corp.                                                                          672            19,750
Genuine Parts Co.                                                                             218             9,481
Goodyear Tire & Rubber Co.+                                                                   219             2,924
Harley-Davidson, Inc.                                                                       1,444            83,405
Navistar International Corp.+                                                                  79             2,876
PACCAR, Inc.                                                                                  207            14,985
Visteon Corp.                                                                                 157               896

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Black & Decker Corp.                                                                          102             8,057
Centex Corp.                                                                                  151             8,648
KB HOME                                                                                        53             6,225
Leggett & Platt, Inc.                                                                         237             6,845
Maytag Corp.                                                                                  100             1,397
Pulte Homes, Inc.                                                                             135             9,940
Sherwin-Williams Co.                                                                          161             7,082
Whirlpool Corp.                                                                                85             5,757

RETAIL -- 7.0%
Avery Dennison Corp.                                                                          126             7,803
Avon Products, Inc.                                                                           560            24,046
Bed Bath & Beyond, Inc.+                                                                      362            13,227
Best Buy Co., Inc.                                                                          2,854           154,145
Big Lots, Inc.+                                                                               138             1,659
Circuit City Stores, Inc.                                                                     232             3,724
Costco Wholesale Corp.                                                                        564            24,917

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
CVS Corp.                                                                                     478    $       25,152
Dillard's, Inc., Class A                                                                       93             2,502
Dollar General Corp.                                                                          362             7,931
Family Dollar Stores, Inc.                                                                  2,211            67,126
Federated Department Stores, Inc.                                                             202            12,855
Fortune Brands, Inc.                                                                          174            14,030
Home Depot, Inc.                                                                           13,029           498,229
J.C. Penney Co., Inc.                                                                         335            17,393
Kingfisher, PLC                                                                             6,100            33,286
Kohl's Corp.+                                                                               3,182           164,287
Limited Brands                                                                              9,452           229,684
Lowe's Cos., Inc.                                                                             923            52,694
Masco Corp.                                                                                   534            18,514
May Department Stores Co.                                                                     342            12,661
Nordstrom, Inc.                                                                               159             8,805
Office Depot, Inc.+                                                                           375             8,317
Officemax, Inc.                                                                               116             3,886
Petsmart, Inc.                                                                              2,200            63,250
RadioShack Corp.                                                                              200             4,900
Sears Holdings Corp.+                                                                         115            15,329
Staples, Inc.                                                                                 587            18,449
SUPERVALU, Inc.                                                                               163             5,436
Target Corp.                                                                                5,168           258,503
Tiffany & Co.                                                                                 175             6,041
TJX Cos., Inc.                                                                                568            13,990
Toys "R" Us, Inc.+                                                                            264             6,801
W.W. Grainger, Inc.                                                                           102             6,352
Wal-Mart de Mexico SA de CV+                                                                6,100            21,405
Wal-Mart de Mexico SA de CV Sponsored ADR                                                   1,400            48,790
Wal-Mart Stores, Inc.                                                                      15,762           789,834
Walgreen Co.                                                                                4,119           182,966
                                                                                                     --------------
                                                                                                          3,286,902
                                                                                                     --------------

CONSUMER STAPLES -- 6.4%

FOOD, BEVERAGE & TOBACCO -- 4.8%
Albertson's, Inc.                                                                             448             9,251
Altria Group, Inc.                                                                          5,975           390,705
Anheuser-Busch Cos., Inc.                                                                     928            43,978
Archer-Daniels-Midland Co.                                                                    744            18,288
Brown-Forman Corp., Class B                                                                   118             6,460
Campbell Soup Co.                                                                             394            11,434
Coca-Cola Co.                                                                              11,410           475,455
Coca-Cola Enterprises, Inc.                                                                   423             8,680
Compass Group, PLC                                                                          9,700            44,268
ConAgra Foods, Inc.                                                                           622            16,806
Diageo, PLC Sponsored ADR                                                                   4,800           273,120
General Mills, Inc.                                                                         4,333           212,967
H.J. Heinz Co.                                                                                427            15,731
Hershey Foods Corp.                                                                           270            16,324
Kellogg Co.                                                                                   429            18,563
Kroger Co.+                                                                                   870            13,946

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
McCormick & Co., Inc.                                                                         165    $        5,681
Molson Coors Brewing Co., Class B                                                              98             7,563
Pepsi Bottling Group, Inc.                                                                    244             6,795
PepsiCo, Inc.                                                                               3,007           159,461
Reynolds American, Inc.                                                                       138            11,121
Safeway, Inc.+                                                                                539             9,988
Sara Lee Corp.                                                                                944            20,919
Sysco Corp.                                                                                 3,761           134,644
UST, Inc.                                                                                     208            10,754
Wm. Wrigley Jr. Co.                                                                           235            15,409

HOUSEHOLD & PERSONAL PRODUCTS -- 1.6%
Alberto-Culver Co.                                                                            103             4,930
Clorox Co.                                                                                    193            12,157
Colgate-Palmolive Co.                                                                         622            32,450
Gillette Co.                                                                                2,982           150,531
Kimberly-Clark Corp.                                                                          574            37,729
Newell Rubbermaid, Inc.                                                                       332             7,284
Procter & Gamble Co.                                                                        8,024           425,272
                                                                                                     --------------
                                                                                                          2,628,664
                                                                                                     --------------

EDUCATION -- 0.4%

EDUCATION -- 0.4%
Apollo Group, Inc., Class A+                                                                2,345           173,671
                                                                                                     --------------

ENERGY -- 7.2%

ENERGY SERVICES -- 1.4%
Baker Hughes, Inc.                                                                          4,311           191,796
BJ Services Co.                                                                               204            10,584
Halliburton Co.                                                                               600            25,950
Nabors Industries, Ltd.+                                                                      170            10,054
Noble Corp.                                                                                   164             9,218
Rowan Cos., Inc.                                                                              132             3,951
Schlumberger, Ltd.                                                                          3,199           225,465
Sempra Energy                                                                                 295            11,753
Southern Co.                                                                                  881            28,042
Sunoco, Inc.                                                                                   92             9,524
TECO Energy, Inc.                                                                             257             4,030
Unocal Corp.                                                                                  323            19,926
Valero Energy Corp.                                                                           302            22,128
Xcel Energy, Inc.                                                                             485             8,332

ENERGY SOURCES -- 5.8%
Amerada Hess Corp.                                                                            104            10,006
Anadarko Petroleum Corp.                                                                      283            21,536
Apache Corp.                                                                                  391            23,941
Burlington Resources, Inc.                                                                    463            23,182
ChevronTexaco Corp.                                                                        10,918           636,628
ConocoPhillips                                                                                827            89,184
Devon Energy Corp.                                                                            572            27,313
EOG Resources, Inc.                                                                           290            14,135
Exxon Mobil Corp.                                                                          19,852         1,183,179

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Kerr-McGee Corp.                                                                              190    $       14,883
Marathon Oil Corp.                                                                          4,908           230,283
National-Oilwell Varco, Inc.+                                                                 208             9,714
Occidental Petroleum Corp.                                                                    473            33,663
Transocean, Inc.+                                                                             385            19,812
XTO Energy, Inc.                                                                              414            13,596
                                                                                                     --------------
                                                                                                          2,931,808
                                                                                                     --------------

FINANCE -- 18.7%

BANKS -- 5.8%
AmSouth Bancorp                                                                               434            11,262
Anglo Irish Bank Corp., PLC                                                                 3,200            80,142
Bank of America Corp.                                                                      12,854           566,861
Bank of New York Co., Inc.                                                                    932            27,075
BB&T Corp.                                                                                    658            25,715
Comerica, Inc.                                                                                214            11,787
Compass Bancshares, Inc.                                                                      149             6,765
Fifth Third Bancorp                                                                           631            27,120
Golden West Financial Corp.                                                                   338            20,449
Huntington Bancshares, Inc.                                                                   283             6,764
KeyCorp                                                                                       492            15,965
M&T Bank Corp.                                                                                122            12,451
Marshall & Ilsley Corp.                                                                       254            10,605
National City Corp.                                                                           713            23,885
North Fork Bancorp., Inc.                                                                     555            15,396
Northern Trust Corp.                                                                        2,149            93,353
PNC Financial Services Group, Inc.                                                            341            17,555
Regions Financial Corp.                                                                       558            18,079
Sovereign Bancorp, Inc.                                                                       450             9,972
State Street Corp.                                                                          5,709           249,597
SunTrust Banks, Inc.                                                                          401            28,900
Synovus Financial Corp.                                                                       382            10,643
U.S. Bancorp                                                                               14,415           415,440
UBS AG                                                                                      2,500           211,112
Wachovia Corp.                                                                              1,897            96,576
Washington Mutual, Inc.                                                                     1,040            41,080
Wells Fargo & Co.                                                                           5,227           312,575
Zions Bancorp                                                                                 112             7,730

FINANCIAL SERVICES -- 9.6%
American Express Co.                                                                        9,103           467,621
Ameritrade Holding Corp.+                                                                   7,600            77,596
Bear Stearns Co., Inc.                                                                        143            14,286
Capital One Financial Corp.                                                                 2,890           216,085
Charles Schwab Corp.                                                                        8,371            87,979
CIT Group, Inc.                                                                               249             9,462
Citigroup, Inc.                                                                            26,358         1,184,529
Countrywide Financial Corp.                                                                 1,795            58,266
Credit Suisse Group+                                                                        1,400            60,106
E*TRADE Financial Corp.+                                                                      453             5,436

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Equifax, Inc.                                                                                 164    $        5,033
Fannie Mae                                                                                  1,159            63,108
Federated Investors, Inc., Class B                                                            122             3,454
First Horizon National Corp.                                                                  150             6,119
Franklin Resources, Inc.                                                                      242            16,613
Freddie Mac                                                                                   821            51,887
Goldman Sachs Group, Inc.                                                                   2,529           278,165
H&R Block, Inc.                                                                               207            10,470
J.P. Morgan Chase & Co.                                                                     9,553           330,534
Janus Capital Group, Inc.                                                                     289             4,032
Lehman Brothers Holdings, Inc.                                                                328            30,884
MBNA Corp.                                                                                  1,531            37,586
Mellon Financial Corp.                                                                      9,516           271,587
Merrill Lynch & Co., Inc.                                                                   3,812           215,759
Moody's Corp.                                                                                 168            13,584
Morgan Stanley                                                                              4,329           247,835
Providian Financial Corp.+                                                                    343             5,886
SLM Corp.                                                                                   3,215           160,236
T. Rowe Price Group, Inc.                                                                     156             9,263

INSURANCE -- 3.3%
ACE, Ltd.                                                                                   2,249            92,816
Aetna, Inc.                                                                                   346            25,933
AFLAC, Inc.                                                                                   594            22,132
Allstate Corp.                                                                              4,508           243,702
Ambac Financial Group, Inc.                                                                   134            10,016
American International Group, Inc.#                                                         3,120           172,879
Aon Corp.                                                                                     370             8,451
Chubb Corp.                                                                                 2,738           217,041
CIGNA Corp.                                                                                   153            13,663
Cincinnati Financial Corp.                                                                    191             8,330
Genworth Financial, Inc., Class A                                                           1,500            41,280
Hartford Financial Services Group, Inc.                                                     2,553           175,034
Jefferson-Pilot Corp.                                                                         165             8,093
Lincoln National Corp.                                                                        218             9,841
Loews Corp.                                                                                   201            14,782
Marsh & McLennan Cos., Inc.                                                                 2,431            73,951
MBIA, Inc.                                                                                    170             8,888
MetLife, Inc.                                                                                 875            34,212
MGIC Investment Corp.                                                                         120             7,400
Principal Financial Group, Inc.                                                               369            14,203
Progressive Corp.                                                                             238            21,839
Prudential Financial, Inc.                                                                    620            35,588
SAFECO Corp.                                                                                  154             7,501
St Paul Travelers Cos., Inc.                                                                  794            29,164
Torchmark Corp.                                                                               133             6,943
UnumProvident Corp. (New York)                                                                357             6,076
XL Capital, Ltd., Class A                                                                     168            12,158
                                                                                                     --------------
                                                                                                          7,640,171
                                                                                                     --------------

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE -- 11.5%

DRUGS -- 4.8%
Abbott Laboratories                                                                         1,863    $       86,853
Allergan, Inc.                                                                                149            10,351
Amgen, Inc.+                                                                                6,901           401,707
Bristol-Myers Squibb Co.                                                                    2,340            59,576
Caremark Rx, Inc.+                                                                            546            21,720
Chiron Corp.+                                                                                 182             6,381
Elan Corp. PLC Sponsored ADR+                                                               2,400             7,776
Eli Lilly & Co.                                                                             1,356            70,648
Forest Laboratories, Inc.+                                                                    915            33,809
Genentech, Inc.+                                                                            1,200            67,932
Genzyme Corp.+                                                                                292            16,714
Gilead Sciences, Inc.+                                                                      3,910           139,978
Hospira, Inc.+                                                                                197             6,357
King Pharmaceuticals, Inc.+                                                                   295             2,452
Merck & Co., Inc.                                                                           2,648            85,716
Mylan Laboratories, Inc.                                                                      326             5,777
Pfizer, Inc.                                                                               26,527           696,864
Schering-Plough Corp.                                                                       1,768            32,089
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                          2,400            74,400
Watson Pharmaceuticals, Inc.+                                                                 134             4,118
Wyeth                                                                                       3,594           151,595

HEALTH SERVICES -- 2.6%
Express Scripts, Inc.+                                                                         96             8,370
HCA, Inc.                                                                                     488            26,142
Health Management Associates, Inc., Class A                                                   297             7,775
Humana, Inc.+                                                                                 191             6,101
IMS Health, Inc.                                                                              284             6,927
Laboratory Corp. of America Holdings+                                                         167             8,049
Manor Care, Inc.                                                                              108             3,927
Medco Health Solutions, Inc.+                                                                 330            16,358
Quest Diagnostics, Inc.                                                                       115            12,090
Tenet Healthcare Corp.+                                                                       560             6,457
UnitedHealth Group, Inc.                                                                    4,765           454,486
Wellpoint, Inc.+                                                                            3,962           496,637

MEDICAL PRODUCTS -- 4.1%
AmerisourceBergen Corp.                                                                       141             8,078
Bausch & Lomb, Inc.                                                                            71             5,204
Baxter International, Inc.                                                                    737            25,043
Becton Dickinson & Co.                                                                      3,798           221,879
Biogen Idec, Inc.+                                                                            999            34,475
Biomet, Inc.                                                                                2,298            83,417
Boston Scientific Corp.+                                                                      906            26,537
C.R. Bard, Inc.                                                                               129             8,782
Cardinal Health, Inc.                                                                         516            28,793
Guidant Corp.                                                                                 379            28,008
Johnson & Johnson                                                                           9,266           622,305
McKesson Corp.                                                                                354            13,364
MedImmune, Inc.+                                                                              293             6,976
Medtronic, Inc.                                                                             8,943           455,646
St. Jude Medical, Inc.+                                                                       426            15,336

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Stryker Corp.                                                                               1,947    $       86,856
Zimmer Holdings, Inc.+                                                                        294            22,876
                                                                                                     --------------
                                                                                                          4,729,707
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 12.5%

AEROSPACE & MILITARY TECHNOLOGY -- 2.4%
Alliant Techsystems, Inc.+                                                                  3,500           250,075
Boeing Co.                                                                                    993            58,051
General Dynamics Corp.                                                                      2,238           239,578
Goodrich Corp.                                                                                145             5,552
Lockheed Martin Corp.                                                                         473            28,881
Northrop Grumman Corp.                                                                        425            22,941
Raytheon Co.                                                                                  538            20,821
Rockwell Automation, Inc.                                                                     209            11,838
Rockwell Collins, Inc.                                                                        221            10,517
Textron, Inc.                                                                                 166            12,387
United Technologies Corp.                                                                   3,310           336,495

BUSINESS SERVICES -- 1.9%
Accenture, Ltd., Class A+                                                                   8,000           193,200
Allied Waste Industries, Inc.+                                                                332             2,427
Applera Corp.-- Applied Biosystems Group                                                      243             4,797
Automatic Data Processing, Inc.                                                             2,792           125,500
Cendant Corp.                                                                               9,363           192,316
Convergys Corp.+                                                                              171             2,553
Eastman Kodak Co.                                                                             336            10,937
First Data Corp.                                                                            3,760           147,806
Fluor Corp.                                                                                   105             5,820
Ingersoll-Rand Co., Inc., Class A                                                             212            16,886
Interpublic Group Cos., Inc.+                                                                 511             6,275
Monsanto Co.                                                                                  317            20,446
Monster Worldwide, Inc.+                                                                      135             3,787
Pall Corp.                                                                                    151             4,095
Paychex, Inc.                                                                                 431            14,145
R.R. Donnelley & Sons Co.                                                                     260             8,221
Robert Half International, Inc.                                                               197             5,311
Waste Management, Inc.                                                                        690            19,907
Xerox Corp.+                                                                                1,144            17,332

ELECTRICAL EQUIPMENT -- 0.2%
American Power Conversion Corp.                                                               217             5,666
Eaton Corp.                                                                                   193            12,622
Emerson Electric Co.                                                                          496            32,205
Jabil Circuit, Inc.+                                                                          229             6,531
Johnson Controls, Inc.                                                                        238            13,271

MACHINERY -- 1.2%
Caterpillar, Inc.                                                                             409            37,399
Deere & Co.                                                                                 2,089           140,235
Dover Corp.                                                                                 6,950           262,641
Illinois Tool Works, Inc.                                                                     326            29,187

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY (CONTINUED)
Parker-Hannifin Corp.                                                                         146    $        8,894
Snap-On, Inc.                                                                                  75             2,384
Stanley Works                                                                                  93             4,210

MULTI-INDUSTRY -- 6.1%
3M Co.                                                                                        919            78,749
American Standard Cos., Inc.                                                                  222            10,318
Danaher Corp.                                                                               4,926           263,098
General Electric Co.(1)                                                                    35,606         1,283,952
Honeywell International, Inc.                                                               1,015            37,768
ITT Industries, Inc.                                                                        2,415           217,930
Tyco International, Ltd.                                                                   17,710           598,598

TRANSPORTATION -- 0.7%
Burlington Northern Santa Fe Corp.                                                            450            24,268
CSX Corp.                                                                                     264            10,996
FedEx Corp.                                                                                   353            33,164
Norfolk Southern Corp.                                                                        480            17,784
Ryder System, Inc.                                                                             83             3,461
Union Pacific Corp.                                                                           315            21,956
United Parcel Service, Inc., Class B                                                        2,439           177,413
                                                                                                     --------------
                                                                                                          5,133,597
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 8.4%

BROADCASTING & MEDIA -- 5.5%
Clear Channel Communications, Inc.                                                            623            21,475
Comcast Corp., Class A+                                                                     8,846           298,818
Comcast Corp., Special Class A+                                                             5,700           190,380
Dow Jones & Co., Inc.                                                                          93             3,475
E.W. Scripps Co., Class A                                                                   1,800            87,750
Gannett Co., Inc.                                                                             304            24,040
Liberty Media Corp., Class A+                                                              22,540           233,740
McGraw-Hill Cos., Inc.                                                                        236            20,591
Meredith Corp.                                                                                 57             2,665
New York Times Co., Class A                                                                   183             6,694
News Corp., Class A                                                                        30,080           508,954
Omnicom Group, Inc.                                                                           215            19,032
Time Warner, Inc.+                                                                         31,006           544,155
Tribune Co.                                                                                   358            14,273
Univision Communications, Inc., Class A+                                                    3,747           103,754
Viacom, Inc., Class B                                                                       5,379           187,351

ENTERTAINMENT PRODUCTS -- 0.6%
Hasbro, Inc.                                                                                  201             4,110
International Game Technology                                                               5,112           136,286
Knight-Ridder, Inc.                                                                            98             6,590
Mattel, Inc.                                                                                  502            10,718
Walt Disney Co.                                                                             2,453            70,475

LEISURE & TOURISM -- 2.3%
Brunswick Corp.                                                                               119             5,575
Carnival Corp.                                                                              4,124           213,664

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Darden Restaurants, Inc.                                                                      179    $        5,492
Delta Air Lines, Inc.+                                                                        168               680
Harrah's Entertainment, Inc.                                                                  137             8,847
Hilton Hotels Corp.                                                                           469            10,482
Marriott International, Inc., Class A                                                         245            16,381
McDonald's Corp.                                                                            1,520            47,333
MGM Mirage, Inc.+                                                                             500            35,410
Royal Caribbean Cruises, Ltd.                                                               6,000           268,140
Sabre Holdings Corp., Class A                                                                 164             3,588
Southwest Airlines Co.                                                                        892            12,702
Starbucks Corp.+                                                                              478            24,694
Starwood Hotels & Resorts Worldwide, Inc.(3)                                                  250            15,008
Wendy's International, Inc.                                                                 6,740           263,130
Yum! Brands, Inc.                                                                             353            18,289
                                                                                                     --------------
                                                                                                          3,444,741
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 19.8%

COMMUNICATION EQUIPMENT -- 0.4%
Network Appliance, Inc.+                                                                      438            12,115
QUALCOMM, Inc.                                                                              3,964           145,281
Symbol Technologies, Inc.                                                                     293             4,245

COMPUTER SERVICES -- 0.9%
Affiliated Computer Services, Inc., Class A+                                                3,656           194,645
Autodesk, Inc.                                                                                270             8,035
Computer Associates International, Inc.                                                       636            17,236
Computer Sciences Corp.+                                                                      225            10,316
Electronic Data Systems Corp.                                                                 613            12,671
Sun Microsystems, Inc.+                                                                     4,047            16,350
Sungard Data Systems, Inc.+                                                                   348            12,006
Symantec Corp.+                                                                             3,845            82,014
Unisys Corp.+                                                                                 412             2,909

COMPUTER SOFTWARE -- 4.7%
Adobe Systems, Inc.                                                                         1,184            79,529
BMC Software, Inc.+                                                                           262             3,930
Citrix Systems, Inc.+                                                                         203             4,836
Compuware Corp.+                                                                              470             3,384
Electronic Arts, Inc.+                                                                        360            18,641
Fiserv, Inc.+                                                                               3,232           128,634
Intuit, Inc.+                                                                               2,013            88,109
Mercury Interactive Corp.+                                                                  1,406            66,616
Microsoft Corp.(1)                                                                         46,530         1,124,630
Novell, Inc.+                                                                                 457             2,724
Oracle Corp.+                                                                              29,084           362,968
Parametric Technology Corp.+                                                                  326             1,822
Red Hat, Inc.+                                                                              3,700            40,367
Siebel Systems, Inc.+                                                                         608             5,551
VERITAS Software Corp.+                                                                       500            11,610

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT -- 3.6%
Apple Computer, Inc.+                                                                         974    $       40,586
Dell, Inc.+                                                                                12,845           493,505
EMC Corp.+                                                                                  7,975            98,252
Gateway, Inc.+                                                                                365             1,471
Hewlett-Packard Co.                                                                        13,764           301,982
International Business Machines Corp.                                                       4,851           443,284
Lexmark International, Inc., Class A+                                                         147            11,756
Millipore Corp.+                                                                               67             2,908
NCR Corp.+                                                                                    222             7,490
Pitney Bowes, Inc.                                                                            282            12,724
Research In Motion, Ltd.+                                                                   1,000            76,420

ELECTRONICS -- 4.4%
Advanced Micro Devices, Inc.+                                                                 469             7,560
Agilent Technologies, Inc.+                                                                   512            11,366
Altera Corp.+                                                                                 453             8,960
Analog Devices, Inc.                                                                        4,542           164,148
Applied Materials, Inc.+                                                                   15,500           251,875
Applied Micro Circuits Corp.+                                                                 370             1,217
ASML Holding NV+                                                                            5,400            91,210
Broadcom Corp., Class A+                                                                      344            10,293
Fisher Scientific International, Inc.+                                                        143             8,140
Freescale Semiconductor, Inc., Class B+                                                       473             8,159
Intel Corp.                                                                                25,664           596,175
KLA-Tencor Corp.+                                                                             238            10,950
L-3 Communications Holdings, Inc.                                                           1,941           137,850
Linear Technology Corp.                                                                       372            14,251
LSI Logic Corp.+                                                                              467             2,611
Maxim Integrated Products, Inc.                                                             2,290            93,592
Micron Technology, Inc.+                                                                      736             7,610
Molex, Inc.                                                                                   204             5,378
National Semiconductor Corp.                                                                  417             8,594
Novellus Systems, Inc.+                                                                       169             4,517
NVIDIA Corp.+                                                                                 199             4,728
PerkinElmer, Inc.                                                                             156             3,218
PMC-Sierra, Inc.+                                                                             223             1,962
QLogic Corp.+                                                                                 115             4,658
Samsung Electronics Co., Ltd.                                                                 200            98,868
Sanmina-SCI Corp.+                                                                            622             3,247
Solectron Corp.+                                                                            1,163             4,036
Tektronix, Inc.                                                                               112             2,747
Teradyne, Inc.+                                                                               241             3,519
Texas Instruments, Inc.                                                                     3,860            98,392
Thermo Electron Corp.+                                                                        192             4,856
Waters Corp.+                                                                                 147             5,261
Xilinx, Inc.                                                                                3,916           114,465

INTERNET CONTENT -- 1.1%
eBay, Inc.+                                                                                 3,042           113,345
Google, Inc., Class A+                                                                        200            36,102
IAC/InterActiveCorp+                                                                        3,500            77,945
Yahoo!, Inc.+                                                                               6,158           208,756

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 4.7%
ADC Telecommunications, Inc.+                                                                 979    $        1,948
ALLTEL Corp.                                                                                  365            20,020
America Movil SA de CV ADR                                                                  1,500            77,400
Andrew Corp.+                                                                                 203             2,377
AT&T Corp.                                                                                    950            17,812
Avaya, Inc.+                                                                                  570             6,658
BellSouth Corp.                                                                             2,193            57,654
CenturyTel, Inc.                                                                              163             5,353
CIENA Corp.+                                                                                  690             1,187
Cisco Systems, Inc.+                                                                       18,749           335,420
Citizens Communications Co.                                                                   411             5,318
Comverse Technology, Inc.+                                                                    235             5,927
Corning, Inc.+                                                                             15,490           172,404
EchoStar Communications Corp., Class A                                                      2,700            78,975
JDS Uniphase Corp.+                                                                         1,731             2,891
Juniper Networks, Inc.+                                                                     2,600            57,356
Lucent Technologies, Inc.+                                                                  5,314            14,614
Motorola, Inc.                                                                              2,934            43,922
Nextel Communications, Inc., Class A+                                                       5,148           146,306
Nokia Oyj+                                                                                  5,500            85,271
Qwest Communications International, Inc.+                                                   2,004             7,415
SBC Communications, Inc.                                                                    3,954            93,670
Scientific-Atlanta, Inc.                                                                      184             5,192
Sprint Corp.                                                                                6,272           142,688
Tellabs, Inc.+                                                                                555             4,052
TELUS Corp. (New York)                                                                      1,200            36,972
TELUS Corp. (Toronto)                                                                       1,000            32,148
Verizon Communications, Inc.                                                                9,621           341,545
Vodafone Group, PLC                                                                        32,589            86,527
Vodafone Group, PLC Sponsored ADR                                                           1,700            45,152
                                                                                                     --------------
                                                                                                          8,116,287
                                                                                                     --------------

MATERIALS -- 2.5%

CHEMICALS -- 1.2%
Air Products & Chemicals, Inc.                                                                278            17,595
Ashland, Inc.                                                                                  81             5,465
Dow Chemical Co.                                                                            1,142            56,929
du Pont (E.I.) de Nemours & Co.                                                             6,690           342,796
Eastman Chemical Co.                                                                           99             5,841
Ecolab, Inc.                                                                                  273             9,023
Engelhard Corp.                                                                               149             4,474
Great Lakes Chemical Corp.                                                                     68             2,184
Hercules, Inc.+                                                                               137             1,985
International Flavors & Fragrances, Inc.                                                      107             4,226
PPG Industries, Inc.                                                                          215            15,377
Praxair, Inc.                                                                                 389            18,617
Rohm & Haas Co.                                                                               236            11,328
Sigma-Aldrich Corp.                                                                            88             5,390

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS -- 0.2%
Bemis Co.                                                                                     132    $        4,108
Georgia-Pacific Corp.                                                                         313            11,108
International Paper Co.                                                                       580            21,338
Louisiana-Pacific Corp.                                                                       135             3,394
MeadWestvaco Corp.                                                                            250             7,955
Pactiv Corp.+                                                                                 179             4,180
Plum Creek Timber Co., Inc.                                                                   229             8,175
Temple-Inland, Inc.                                                                            74             5,369
Weyerhaeuser Co.                                                                              293            20,070

METALS & MINERALS -- 1.1%
Alcoa, Inc.                                                                                 1,043            31,697
Allegheny Technologies, Inc.                                                                  109             2,628
Ball Corp.                                                                                    138             5,724
BHP Billiton, Ltd.                                                                         11,000           151,811
Cooper Industries, Ltd., Class A                                                              114             8,153
Freeport-McMoRan Copper & Gold, Inc., Class B                                                 223             8,833
Newmont Mining Corp.                                                                          525            22,181
Nucor Corp.                                                                                   791            45,530
Phelps Dodge Corp.                                                                            109            11,089
Rio Tinto, PLC                                                                              3,700           119,634
United States Steel Corp.                                                                     129             6,560
Vulcan Materials Co.                                                                          126             7,161

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                             105             5,454
                                                                                                     --------------
                                                                                                          1,013,382
                                                                                                     --------------

REAL ESTATE -- 0.2%

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
Apartment Investment & Management Co., Class A                                                118             4,389
Archstone-Smith Trust                                                                         242             8,255
Equity Office Properties Trust                                                                488            14,703
Equity Residential                                                                            341            10,984
ProLogis                                                                                      229             8,496
Simon Property Group, Inc.                                                                    271            16,417
                                                                                                     --------------
                                                                                                             63,244
                                                                                                     --------------

UTILITIES -- 1.0%

ELECTRIC UTILITIES -- 0.9%
AES Corp.+                                                                                    777            12,727
Allegheny Energy, Inc.+                                                                       166             3,430
Ameren Corp.                                                                                  241            11,811
American Electric Power Co., Inc.                                                             468            15,940
Calpine Corp.+                                                                                637             1,784
Centerpoint Energy, Inc.                                                                      350             4,211
Cinergy Corp.                                                                                 236             9,563
CMS Energy Corp.+                                                                             258             3,364
Consolidated Edison, Inc.                                                                     295            12,443
Constellation Energy Group, Inc.                                                              220            11,374

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Dominion Resources, Inc.                                                                      406    $       30,219
DTE Energy Co.                                                                                218             9,915
Duke Energy Corp.                                                                           1,117            31,287
Edison International                                                                          400            13,888
Entergy Corp.                                                                                 264            18,654
Exelon Corp.                                                                                  789            36,207
FirstEnergy Corp.                                                                             405            16,990
FPL Group, Inc.                                                                               476            19,111
NiSource, Inc.                                                                                327             7,452
PG&E Corp.                                                                                    432            14,731
Pinnacle West Capital Corp.                                                                   114             4,846
PPL Corp.                                                                                     235            12,688
Progress Energy, Inc.                                                                         301            12,627
Public Service Enterprise Group, Inc.                                                         290            15,773
TXU Corp.                                                                                     284            22,615

GAS & PIPELINE UTILITIES -- 0.1%
Dynegy, Inc., Class A+                                                                        402             1,572
El Paso Corp.                                                                                 771             8,157
KeySpan Corp.                                                                                 193             7,521
Kinder Morgan, Inc.                                                                           141            10,674
Nicor, Inc.                                                                                    60             2,225
Peoples Energy Corp.                                                                           53             2,222
Williams Cos., Inc.                                                                           682            12,828
                                                                                                     --------------
                                                                                                            398,849
                                                                                                     --------------
TOTAL COMMON STOCK (cost $37,087,529)                                                                    39,561,023
                                                                                                     --------------

EXCHANGE TRADED FUNDS -- 0.3%

FINANCE -- 0.3%

FINANCIAL SERVICES -- 0.3%
SPDR Trust, Series 1 (cost $132,584)                                                        1,100           129,756
                                                                                                     --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $37,220,113)                                                 39,690,779
                                                                                                     --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 1.7%

CORPORATE SHORT-TERM NOTE -- 0.7%

United Parcel Service, Inc. 2.60% due 04/04/05                                     $      300,000           299,914
                                                                                                     --------------

                                                                                      SHARES
-------------------------------------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.9%

T. Rowe Price Reserve Investment Fund                                                     362,461           362,461
                                                                                                     --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 2.74% due 06/16/05(1)                                 $       60,000            59,658
                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $722,049)                                                      722,033
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.2%

Agreement with State Street Bank & Trust Co., bearing interest at
   1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $254,009 and collateralized by $265,000 of United  States
   Treasury Bills, bearing interest at 2.89%, due 08/18/05
   and having an approximate value of $261,953(1)                                  $      254,000    $      254,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(2)                       231,000           231,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $485,000)                                                                 485,000
                                                                                                     --------------
TOTAL INVESTMENTS --
   (cost $38,427,162)@                                                  99.8%                            40,897,812
Other assets less liabilities --                                         0.2                                 72,300
                                                                       -----                         --------------
NET ASSETS --                                                          100.0%                        $   40,970,112
                                                                       =====                         ==============

----------
+    Non-income producing security
#    Security represents an investment in an affiliated company; see Note 8
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  See Note 2 for details of Joint Repurchase Agreement
(3) Consists of more than one class of securities traded together as a unit. ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                              UNREALIZED
   NUMBER                       EXPIRATION    VALUE AT     VALUE AS OF       APPRECIATION
OF CONTRACTS    DESCRIPTION        DATE      TRADE DATE   MARCH 31, 2005    (DEPRECIATION)
------------------------------------------------------------------------------------------
   2 Long      S&P 500 Index     June 2005   $  597,140     $  591,950        $   (5,190)
                                                                              ==========

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO                    PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                             10.2%
Banks                                           9.4%
Energy Sources                                  7.8%
Telecommunications                              7.2%
Broadcasting & Media                            6.5%
Insurance                                       5.8%
Electric Utilities                              4.9%
Drugs                                           4.8%
Electronics                                     3.4%
Food, Beverage & Tobacco                        3.4%
Retail                                          2.9%
Chemicals                                       2.8%
Medical Products                                2.6%
Leisure & Tourism                               2.3%
Aerospace & Military Technology                 2.1%
Metals & Minerals                               2.1%
Multi-Industry                                  2.1%
Business Services                               2.0%
Transportation                                  1.9%
Registered Investment Company                   1.8%
Energy Services                                 1.7%
Household & Personal Products                   1.7%
Machinery                                       1.6%
Entertainment Products                          1.3%
Health Services                                 1.3%
Computers & Business Equipment                  1.2%
Repurchase Agreements                           1.2%
Forest Products                                 1.0%
Automotive                                      0.9%
Electrical Equipment                            0.7%
Computer Software                               0.5%
Apparel & Textiles                              0.4%
Real Estate Investment Trusts                   0.4%
Computer Services                               0.3%
Corporate Short-Term Note                       0.3%
Housing & Household Durables                    0.3%
Gas & Pipeline Utilities                        0.2%
                                              -----
                                              101.0%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO                 INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.1%

CONSUMER DISCRETIONARY -- 4.5%

APPAREL & TEXTILES -- 0.4%
Jones Apparel Group, Inc.                                                                   1,100    $       36,839
Liz Claiborne, Inc.                                                                           980            39,327
Nike, Inc., Class B                                                                         6,700           558,177
Reebok International, Ltd.                                                                    510            22,593
V.F. Corp.                                                                                    900            53,226

AUTOMOTIVE -- 0.9%
AutoNation, Inc.+                                                                           2,030            38,448
Cooper Tire & Rubber Co.                                                                      630            11,567
Cummins, Inc.                                                                                 390            27,437
Dana Corp.                                                                                  1,350            17,267
Delphi Corp.                                                                                5,030            22,534
Ford Motor Co.                                                                             16,380           185,585
General Motors Corp.                                                                        8,650           254,223
Genuine Parts Co.                                                                          11,470           498,830
Lear Corp.                                                                                  6,600           292,776
Visteon Corp.                                                                               1,160             6,624

HOUSING & HOUSEHOLD DURABLES -- 0.3%
Centex Corp.                                                                                1,130            64,715
KB HOME                                                                                       380            44,635
Leggett & Platt, Inc.                                                                       1,710            49,385
Pulte Homes, Inc.                                                                           1,060            78,048
Whirlpool Corp.                                                                             3,500           237,055

RETAIL -- 2.9%
Big Lots, Inc.+                                                                             1,010            12,140
Circuit City Stores, Inc.                                                                   1,710            27,446
Costco Wholesale Corp.                                                                      4,220           186,440
CVS Corp.                                                                                  24,370         1,282,349
Dillard's, Inc., Class A                                                                      640            17,216
Dollar General Corp.                                                                       25,900           567,469
Federated Department Stores, Inc.                                                           1,510            96,096
Fortune Brands, Inc.                                                                        5,430           437,821
Home Depot, Inc.                                                                           10,000           382,400
J.C. Penney Co., Inc.                                                                       2,550           132,396
Kohl's Corp.+                                                                               2,910           150,243
Limited Brands                                                                              3,410            82,863
Masco Corp.                                                                                 4,000           138,680
May Department Stores Co.                                                                  11,710           433,504
Nordstrom, Inc.                                                                             1,130            62,579
Office Depot, Inc.+                                                                         2,790            61,882
Officemax, Inc.                                                                               840            28,140
RadioShack Corp.                                                                            5,200           127,400
Sears Holdings Corp.+                                                                         842           112,143
SUPERVALU, Inc.                                                                             1,210            40,354

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Tiffany & Co.                                                                               1,310    $       45,221
Toys "R" Us, Inc.+                                                                          1,920            49,459
W.W. Grainger, Inc.                                                                           750            46,703
                                                                                                     --------------
                                                                                                          7,060,235
                                                                                                     --------------

CONSUMER STAPLES -- 5.1%

FOOD, BEVERAGE & TOBACCO -- 3.4%
Albertson's, Inc.                                                                           3,300            68,145
Altria Group, Inc.                                                                          4,400           287,716
Anheuser-Busch Cos., Inc.                                                                  14,600           691,894
Archer-Daniels-Midland Co.                                                                  5,570           136,911
Campbell Soup Co.                                                                          15,200           441,104
Coca-Cola Co.                                                                              17,600           733,392
Coca-Cola Enterprises, Inc.                                                                 6,850           140,562
ConAgra Foods, Inc.                                                                        12,620           340,992
General Mills, Inc.                                                                        12,170           598,155
Kellogg Co.                                                                                11,400           493,278
Kroger Co.+                                                                                 6,550           104,997
Molson Coors Brewing Co., Class B                                                             720            55,562
PepsiCo, Inc.                                                                              10,200           540,906
Reynolds American, Inc.                                                                     1,050            84,620
Safeway, Inc.+                                                                              4,000            74,120
Unilever NV                                                                                 4,100           279,029
UST, Inc.                                                                                   6,600           341,220

HOUSEHOLD & PERSONAL PRODUCTS -- 1.7%
Alberto-Culver Co.                                                                            760            36,373
Clorox Co.                                                                                  2,900           182,671
Colgate-Palmolive Co.                                                                      13,200           688,644
Kimberly-Clark Corp.                                                                       18,800         1,235,724
Newell Rubbermaid, Inc.                                                                    23,400           513,396
                                                                                                     --------------
                                                                                                          8,069,411
                                                                                                     --------------

ENERGY -- 9.5%

ENERGY SERVICES -- 1.7%
Nabors Industries, Ltd.+                                                                    1,270            75,108
Noble Corp.                                                                                 1,220            68,576
Rowan Cos., Inc.                                                                              960            28,733
Royal Dutch Petroleum Co.                                                                  13,200           792,528
SCANA Corp.                                                                                 8,600           328,692
Schlumberger, Ltd.                                                                          3,600           253,728
Sempra Energy                                                                               2,130            84,859
Southern Co.                                                                                6,640           211,351
Sunoco, Inc.                                                                                  630            65,218
TECO Energy, Inc.                                                                           8,950           140,336
Unocal Corp.                                                                                2,620           161,628
Valero Energy Corp.                                                                         2,290           167,788
Xcel Energy, Inc.                                                                          21,090           362,326

ENERGY SOURCES -- 7.8%
Amerada Hess Corp.                                                                          7,370           709,068
Anadarko Petroleum Corp.                                                                    7,210           548,681

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Apache Corp.                                                                                2,920    $      178,792
BP, PLC Sponsored ADR                                                                       8,804           549,370
Burlington Resources, Inc.                                                                  3,460           173,242
ChevronTexaco Corp.                                                                        36,288         2,115,953
ConocoPhillips                                                                             17,020         1,835,437
Devon Energy Corp.                                                                          4,280           204,370
EOG Resources, Inc.                                                                         2,130           103,816
Exxon Mobil Corp.                                                                          63,812         3,803,195
GlobalSantaFe Corp.                                                                        34,900         1,292,696
Kerr-McGee Corp.                                                                            1,460           114,362
Marathon Oil Corp.                                                                          3,100           145,452
National-Oilwell Varco, Inc.+                                                               1,510            70,517
Occidental Petroleum Corp.                                                                  3,550           252,653
Transocean, Inc.+                                                                           2,870           147,690
                                                                                                     --------------
                                                                                                         14,986,165
                                                                                                     --------------

FINANCE -- 24.9%

BANKS -- 9.4%
AmSouth Bancorp                                                                             4,480           116,256
Bank of America Corp.                                                                      83,464         3,680,762
Bank of Ireland (London)                                                                   14,500           228,940
Bank of New York Co., Inc.                                                                  6,960           202,188
BB&T Corp.                                                                                  4,910           191,883
Comerica, Inc.                                                                              1,530            84,272
Compass Bancshares, Inc.                                                                    1,110            50,394
Fifth Third Bancorp                                                                         4,650           199,857
Golden West Financial Corp.                                                                10,820           654,610
Huntington Bancshares, Inc.                                                                 2,080            49,712
KeyCorp                                                                                     3,640           118,118
M&T Bank Corp.                                                                                880            89,813
Marshall & Ilsley Corp.                                                                     1,860            77,655
Mercantile Bankshares Corp.                                                                 4,200           213,612
National City Corp.                                                                        38,520         1,290,420
North Fork Bancorp., Inc.                                                                   4,210           116,785
Northern Trust Corp.                                                                        5,720           248,477
PNC Financial Services Group, Inc.                                                          7,530           387,644
Regions Financial Corp.                                                                     4,160           134,784
Sovereign Bancorp, Inc.                                                                     3,360            74,458
State Street Corp.                                                                         11,780           515,022
SunTrust Banks, Inc.                                                                       17,330         1,248,973
Synovus Financial Corp.                                                                     2,790            77,729
U.S. Bancorp                                                                               16,580           477,836
Wachovia Corp.                                                                             14,180           721,904
Washington Mutual, Inc.                                                                    13,060           515,870
Wells Fargo & Co.                                                                          48,370         2,892,526
Wilmington Trust Corp.                                                                      2,800            98,280
Zions BanCorp                                                                                 810            55,906

FINANCIAL SERVICES -- 9.7%
American Express Co.                                                                        5,900           303,083
Bear Stearns Co., Inc.                                                                      1,010           100,899
Capital One Financial Corp.                                                                 2,210           165,242

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Charles Schwab Corp.                                                                       56,570    $      594,551
CIT Group, Inc.                                                                             1,880            71,440
Citigroup, Inc.                                                                           104,856         4,712,229
Countrywide Financial Corp.                                                                 5,190           168,467
E*TRADE Financial Corp.+                                                                    3,310            39,720
Fannie Mae                                                                                 14,450           786,802
First Horizon National Corp.                                                                1,110            45,277
Franklin Resources, Inc.                                                                    1,770           121,511
Freddie Mac                                                                                 6,150           388,680
Goldman Sachs Group, Inc.                                                                  13,000         1,429,870
J.P. Morgan Chase & Co.                                                                    77,702         2,688,489
Janus Capital Group, Inc.                                                                   9,420           131,409
Lehman Brothers Holdings, Inc.                                                              2,460           231,634
MBNA Corp.                                                                                 11,430           280,607
Mellon Financial Corp.                                                                     22,100           630,734
Merrill Lynch & Co., Inc.                                                                   8,320           470,912
Morgan Stanley                                                                             30,350         1,737,537
Providian Financial Corp.+                                                                  2,620            44,959

INSURANCE -- 5.8%
ACE, Ltd.                                                                                  14,250           588,098
Aetna, Inc.                                                                                 2,630           197,119
AFLAC, Inc.                                                                                 4,490           167,297
Allstate Corp.                                                                              6,070           328,144
Ambac Financial Group, Inc.                                                                   980            73,255
American International Group, Inc.#(1)                                                     23,300         1,291,053
Aon Corp.                                                                                   2,830            64,637
Chubb Corp.                                                                                11,320           897,336
CIGNA Corp.                                                                                 1,170           104,481
Cincinnati Financial Corp.                                                                  1,430            62,362
Hartford Financial Services Group, Inc.                                                     2,640           180,998
Jefferson-Pilot Corp.                                                                       1,230            60,332
Lincoln National Corp.                                                                     10,936           493,651
Loews Corp.                                                                                 1,430           105,162
Marsh & McLennan Cos., Inc.                                                                31,130           946,975
MBIA, Inc.                                                                                  1,260            65,873
MetLife, Inc.                                                                               6,550           256,105
MGIC Investment Corp.                                                                         870            53,653
Principal Financial Group, Inc.                                                            16,880           649,711
Progressive Corp.                                                                           1,790           164,250
Prudential Financial, Inc.                                                                  4,680           268,632
SAFECO Corp.                                                                                9,940           484,177
St Paul Travelers Cos., Inc.                                                               18,234           669,735
Torchmark Corp.                                                                               970            50,634
UnumProvident Corp. (Berlin)(2)                                                             3,900           111,287
UnumProvident Corp. (New York)                                                             23,270           396,055
XL Capital, Ltd., Class A                                                                   4,350           314,810
                                                                                                     --------------
                                                                                                         39,004,560
                                                                                                     --------------

HEALTHCARE -- 8.7%

DRUGS -- 4.8%
Abbott Laboratories                                                                         9,100           424,242
Bristol-Myers Squibb Co.                                                                   26,400           672,144

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Caremark Rx, Inc.+                                                                          4,080    $      162,302
Chiron Corp.+                                                                               1,320            46,279
King Pharmaceuticals, Inc.+                                                                 2,160            17,950
Merck & Co., Inc.                                                                          25,600           828,672
Mylan Laboratories, Inc.                                                                    2,400            42,528
Pfizer, Inc.                                                                              104,005         2,732,211
Schering-Plough Corp.                                                                      19,000           344,850
Watson Pharmaceuticals, Inc.+                                                              18,970           582,948
Wyeth                                                                                      39,800         1,678,764

HEALTH SERVICES -- 1.3%
HCA, Inc.                                                                                   3,680           197,138
Health Management Associates, Inc., Class A                                                 2,190            57,334
Humana, Inc.+                                                                               1,430            45,674
Laboratory Corp. of America Holdings+                                                       1,210            58,322
Manor Care, Inc.                                                                              780            28,361
Medco Health Solutions, Inc.+                                                               2,460           121,942
Tenet Healthcare Corp.+                                                                     4,190            48,311
Wellpoint, Inc.+                                                                           11,820         1,481,637

MEDICAL PRODUCTS -- 2.6%
AmerisourceBergen Corp.                                                                       990            56,717
Bausch & Lomb, Inc.                                                                           480            35,184
Baxter International, Inc.                                                                 45,600         1,549,488
Beckman Coulter, Inc.                                                                       6,100           405,345
Biogen Idec, Inc.+                                                                          2,980           102,840
Boston Scientific Corp.+                                                                   10,200           298,758
Cardinal Health, Inc.                                                                       6,770           377,766
Johnson & Johnson                                                                          11,200           752,192
McKesson Corp.                                                                              2,640            99,660
MedImmune, Inc.+                                                                           14,400           342,864
                                                                                                     --------------
                                                                                                         13,592,423
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 10.4%

AEROSPACE & MILITARY TECHNOLOGY -- 2.1%
General Dynamics Corp.                                                                      6,990           748,280
Goodrich Corp.                                                                              1,080            41,353
Lockheed Martin Corp.                                                                       8,700           531,222
Northrop Grumman Corp.                                                                      3,220           173,816
Raytheon Co.                                                                               16,650           644,355
Rockwell Automation, Inc.                                                                   9,800           555,072
Rockwell Collins, Inc.                                                                     10,900           518,731
Textron, Inc.                                                                               1,210            90,290

BUSINESS SERVICES -- 2.0%
Allied Waste Industries, Inc.+                                                              2,430            17,763
Applera Corp. - Applied Biosystems Group                                                    1,760            34,742
Cendant Corp.                                                                              21,040           432,162
Convergys Corp.+                                                                            1,280            19,110
Eastman Kodak Co.                                                                          17,960           584,598
Ingersoll-Rand Co., Inc., Class A                                                           1,550           123,458
Interpublic Group Cos., Inc.+                                                               3,780            46,418
Manpower, Inc.                                                                             11,600           504,832

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Monsanto Co.                                                                                2,380    $      153,510
Pall Corp.                                                                                 14,210           385,375
R.R. Donnelley & Sons Co.                                                                   1,930            61,027
Waste Management, Inc.                                                                     20,490           591,137
Xerox Corp.+                                                                                8,560           129,684

ELECTRICAL EQUIPMENT -- 0.7%
American Power Conversion Corp.                                                             1,610            42,037
Eaton Corp.                                                                                 1,370            89,598
Emerson Electric Co.                                                                       11,700           759,681
Jabil Circuit, Inc.+                                                                        1,640            46,773
Johnson Controls, Inc.                                                                      1,720            95,907

MACHINERY -- 1.6%
Caterpillar, Inc.                                                                          11,100         1,014,984
Deere & Co.                                                                                 2,200           147,686
Dover Corp.                                                                                 1,830            69,156
Illinois Tool Works, Inc.                                                                   4,800           429,744
Parker-Hannifin Corp.                                                                       5,670           345,416
Precision Castparts Corp.                                                                   7,400           569,874
Snap-On, Inc.                                                                                 520            16,531

MULTI-INDUSTRY -- 2.1%
General Electric Co.                                                                       29,400         1,060,164
Honeywell International, Inc.                                                              28,910         1,075,741
ITT Industries, Inc.                                                                          830            74,899
Tyco International, Ltd.                                                                   33,210         1,122,498

TRANSPORTATION -- 1.9%
Burlington Northern Santa Fe Corp.                                                          3,380           182,283
CSX Corp.                                                                                  26,030         1,084,149
FedEx Corp.                                                                                 2,690           252,726
Norfolk Southern Corp.                                                                     13,680           506,844
Ryder System, Inc.                                                                            580            24,186
Union Pacific Corp.                                                                        13,540           943,738
                                                                                                     --------------
                                                                                                         16,341,550
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 10.1%

BROADCASTING & MEDIA -- 6.5%
Clear Channel Communications, Inc.                                                          4,710           162,354
Comcast Corp., Class A+                                                                    86,152         2,910,215
Dow Jones & Co., Inc.                                                                      13,300           497,021
Gannett Co., Inc.                                                                          11,550           913,374
New York Times Co., Class A                                                                20,100           735,258
News Corp., Class A                                                                        25,790           436,367
Time Warner, Inc.+                                                                        168,510         2,957,350
Tribune Co.                                                                                 2,670           106,453
Univision Communications, Inc., Class A+                                                    2,610            72,271
Viacom, Inc., Class B                                                                      38,550         1,342,696

ENTERTAINMENT PRODUCTS -- 1.3%
Hasbro, Inc.                                                                                1,500            30,675
Knight-Ridder, Inc.                                                                         4,600           309,350
Mattel, Inc.                                                                               30,200           644,770
Walt Disney Co.                                                                            38,910         1,117,884

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 2.3%
Brunswick Corp.                                                                               870    $       40,760
Carnival Corp.                                                                              4,710           244,025
Darden Restaurants, Inc.                                                                    1,330            40,804
Hilton Hotels Corp.                                                                        12,150           271,553
McDonald's Corp.                                                                           41,480         1,291,687
Sabre Holdings Corp., Class A                                                               1,180            25,818
Southwest Airlines Co.                                                                     53,790           765,970
Starwood Hotels & Resorts Worldwide, Inc.(4)                                                5,600           336,168
Wendy's International, Inc.                                                                14,520           566,861
                                                                                                     --------------
                                                                                                         15,819,684
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 12.5%

COMPUTER SERVICES -- 0.3%
Affiliated Computer Services, Inc., Class A+                                                1,130            60,161
Computer Sciences Corp.+                                                                    1,700            77,945
Electronic Data Systems Corp.                                                               4,630            95,702
Sun Microsystems, Inc.+                                                                    30,220           122,089
Sungard Data Systems, Inc.+                                                                 2,580            89,010
Unisys Corp.+                                                                               3,020            21,321

COMPUTER SOFTWARE -- 0.5%
BMC Software, Inc.+                                                                         1,980            29,700
Compuware Corp.+                                                                            3,460            24,912
Fiserv, Inc.+                                                                               1,730            68,854
Microsoft Corp.                                                                            23,200           560,744
Novell, Inc.+                                                                               3,390            20,204
Siebel Systems, Inc.+                                                                       4,600            41,998
VERITAS Software Corp.+                                                                     3,770            87,540

COMPUTERS & BUSINESS EQUIPMENT -- 1.2%
EMC Corp.+                                                                                 21,520           265,127
Hewlett-Packard Co.                                                                        58,057         1,273,771
NCR Corp.+                                                                                  1,660            56,008
Sony Corp. Sponsored ADR                                                                    7,800           312,156

ELECTRONICS -- 3.4%
Advanced Micro Devices, Inc.+                                                               3,520            56,742
Agilent Technologies, Inc.+                                                                 8,960           198,912
Analog Devices, Inc.                                                                       10,200           368,628
Applied Materials, Inc.+                                                                   57,420           933,075
Applied Micro Circuits Corp.+                                                               2,760             9,080
Fisher Scientific International, Inc.+                                                      1,050            59,766
Freescale Semiconductor, Inc., Class B+                                                     3,590            61,927
Intel Corp.                                                                                40,900           950,107
KLA-Tencor Corp.+                                                                           1,750            80,517
L-3 Communications Holdings, Inc.                                                           1,040            73,861
Lam Research Corp.+                                                                        14,900           430,014
LSI Logic Corp.+                                                                            3,440            19,230
Micron Technology, Inc.+                                                                    5,490            56,766
Molex, Inc.                                                                                 1,510            39,803
National Semiconductor Corp.                                                                3,170            65,334
Novellus Systems, Inc.+                                                                     1,260            33,680
NVIDIA Corp.+                                                                               1,480            35,165

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
PerkinElmer, Inc.                                                                           1,160    $       23,931
Sanmina-SCI Corp.+                                                                          4,680            24,430
Solectron Corp.+                                                                            8,680            30,120
Tektronix, Inc.                                                                               800            19,624
Teradyne, Inc.+                                                                            54,340           793,364
Texas Instruments, Inc.                                                                    34,900           889,601
Thermo Electron Corp.+                                                                      1,440            36,418

TELECOMMUNICATIONS -- 7.1%
ADC Telecommunications, Inc.+                                                               7,260            14,447
ALLTEL Corp.                                                                               12,910           708,114
Andrew Corp.+                                                                               1,450            16,980
AT&T Corp.                                                                                 26,110           489,563
BellSouth Corp.                                                                            39,280         1,032,671
CenturyTel, Inc.                                                                            1,210            39,736
CIENA Corp.+                                                                                5,110             8,789
Citizens Communications Co.                                                                 3,010            38,949
Comverse Technology, Inc.+                                                                  1,760            44,387
JDS Uniphase Corp.+                                                                        12,920            21,576
Lucent Technologies, Inc.+                                                                 32,000            88,000
McLeodUSA, Inc.+(2)(5)(6)                                                                  35,600                 0
Motorola, Inc.                                                                             45,630           683,081
Nokia Oyj Sponsored ADR+                                                                   56,200           867,166
Qwest Communications International, Inc.+                                                  94,100           348,170
SBC Communications, Inc.                                                                   99,950         2,367,816
Scientific-Atlanta, Inc.                                                                   26,960           760,811
Sprint Corp.                                                                               85,720         1,950,130
Tellabs, Inc.+                                                                              4,130            30,149
TELUS Corp. (New York)                                                                      3,400           104,754
TELUS Corp. (Toronto)                                                                       2,300            73,942
Verizon Communications, Inc.                                                               40,022         1,420,781
                                                                                                     --------------
                                                                                                         19,607,349
                                                                                                     --------------

MATERIALS -- 5.9%

CHEMICALS -- 2.8%
Air Products & Chemicals, Inc.                                                              2,040           129,112
Ashland, Inc.                                                                                 600            40,482
Dow Chemical Co.                                                                           30,900         1,540,365
du Pont (E.I.) de Nemours & Co.                                                            32,300         1,655,052
Eastman Chemical Co.                                                                          700            41,300
Engelhard Corp.                                                                             1,100            33,033
Great Lakes Chemical Corp.                                                                  8,170           262,420
Hercules, Inc.+                                                                            11,600           168,084
Huntsman Corp.+                                                                             5,600           130,592
International Flavors & Fragrances, Inc.                                                    5,800           229,100
PPG Industries, Inc.                                                                        1,550           110,856
Rohm & Haas Co.                                                                             1,740            83,520

FOREST PRODUCTS -- 1.0%
Bemis Co.                                                                                     960            29,875
Georgia-Pacific Corp.                                                                       2,330            82,692
International Paper Co.                                                                    21,768           800,845

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS (CONTINUED)
Louisiana-Pacific Corp.                                                                     1,000    $       25,140
MeadWestvaco Corp.                                                                         10,920           347,474
Plum Creek Timber Co., Inc.                                                                 1,650            58,905
Temple-Inland, Inc.                                                                           520            37,726
Weyerhaeuser Co.                                                                            2,180           149,330

METALS & MINERALS -- 2.1%
Alcoa, Inc.                                                                                68,490         2,081,411
Cooper Industries, Ltd., Class A                                                            7,330           524,242
Newmont Mining Corp.                                                                        3,970           167,732
Nucor Corp.                                                                                 1,420            81,735
Phelps Dodge Corp.                                                                            860            87,488
United States Steel Corp.                                                                   1,020            51,867
Vulcan Materials Co.                                                                        6,230           354,051
                                                                                                     --------------
                                                                                                          9,304,429
                                                                                                     --------------

REAL ESTATE -- 0.4%

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
Apartment Investment & Management Co., Class A                                                860            31,992
Archstone-Smith Trust                                                                       1,790            61,057
Equity Office Properties Trust                                                              3,610           108,770
Equity Residential                                                                          2,530            81,491
ProLogis                                                                                    1,650            61,215
Simon Property Group, Inc.                                                                  3,600           218,088
                                                                                                     --------------
                                                                                                            562,613
                                                                                                     --------------

UTILITIES -- 5.1%

ELECTRIC UTILITIES -- 4.9%
Allegheny Energy, Inc.+                                                                     1,230            25,412
Ameren Corp.                                                                                1,750            85,767
American Electric Power Co., Inc.                                                           3,430           116,826
Calpine Corp.+                                                                              4,780            13,384
Cinergy Corp.                                                                               1,720            69,694
CMS Energy Corp.+                                                                           1,930            25,167
Consolidated Edison, Inc.                                                                   2,180            91,952
Constellation Energy Group, Inc.                                                            9,590           495,803
Dominion Resources, Inc.                                                                   10,590           788,214
DTE Energy Co.                                                                              1,560            70,949
Duke Energy Corp.                                                                          29,840           835,818
Edison International                                                                        2,920           101,382
Entergy Corp.                                                                               8,810           622,515
Exelon Corp.                                                                               27,140         1,245,455
FirstEnergy Corp.                                                                           9,960           417,822
FPL Group, Inc.                                                                             3,500           140,525
NiSource, Inc.                                                                             27,230           620,572
PG&E Corp.                                                                                  3,220           109,802
Pinnacle West Capital Corp.                                                                   820            34,858
PPL Corp.                                                                                   6,300           340,137
Progress Energy, Inc.                                                                      18,120           760,134
Public Service Enterprise Group, Inc.                                                       2,140           116,395
TXU Corp.                                                                                   6,700           533,521

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.2%
Dynegy, Inc., Class A+                                                                      2,970    $       11,612
El Paso Corp.                                                                               5,750            60,835
KeySpan Corp.                                                                               1,440            56,117
Kinder Morgan, Inc.                                                                           990            74,943
Nicor, Inc.                                                                                   400            14,836
Peoples Energy Corp.                                                                          340            14,253
Williams Cos., Inc.                                                                         5,100            95,932
                                                                                                     --------------
                                                                                                          7,990,632
                                                                                                     --------------
TOTAL COMMON STOCK (cost $137,902,535)                                                                  152,339,051
                                                                                                     --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 0.1%

INFORMATION TECHNOLOGY -- 0.1%

TELECOMMUNICATIONS -- 0.1%
Lucent Technologies, Inc. 8.00% due 08/01/31 (cost $112,793)                       $      142,000           146,792
                                                                                                     --------------

                                                                                       SHARES
-------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.5%

FINANCE -- 0.5%

FINANCIAL SERVICES -- 0.5%
iShares S&P 500/Barra Growth Value Index Fund (cost $766,984)                              12,600           767,970
                                                                                                     --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $138,782,312)                                               153,253,813
                                                                                                     --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 2.1%

CORPORATE SHORT-TERM NOTE -- 0.3%

United Parcel Service, Inc. 2.60% due 04/04/05                                     $      400,000           399,885
                                                                                                     --------------

                                                                                       SHARES
-------------------------------------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 1.8%

T. Rowe Price Reserve Investment Fund                                                   2,825,867         2,825,867
                                                                                                     --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%

United States Treasury Bills 2.74% due 06/16/05(1)                                 $       50,000            49,715
                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,275,491)                                                  3,275,467
                                                                                                     --------------

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.2%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated
  03/31/05, to be repurchased 04/01/05 in the amount of $559,019 and collateralized by $450,000 of United States Treasury Bonds, bearing interest
  at 7.50%, due 11/15/16 and having an approximate value of $576,234(1)            $      559,000    $      559,000
UBS Securities, LLC Joint Repurchase Agreement Account(3)                               1,330,000         1,330,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $1,889,000)                                                             1,889,000
                                                                                                     --------------
TOTAL INVESTMENTS --
  (cost $143,946,803)@                                                  101.0%                          158,418,280
Liabilities in excess of other assets --                                 (1.0)                           (1,580,405)
                                                                        -----                        --------------
NET ASSETS --                                                           100.0%                       $  156,837,875
                                                                        =====                        ==============

----------
#    Security represents an investment in an affiliated company; see Note 8
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  Fair valued security; see Note 2
(3)  See Note 2 for details of Joint Repurchase Agreement
(4)  Consists of more than one class of securities traded together as a unit.
(5)  Illiquid security
(6)  Company has filed Chapter 11 bankruptcy.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                  UNREALIZED
  NUMBER OF                      EXPIRATION       VALUE AT       VALUE AS OF     APPRECIATION
  CONTRACTS      DESCRIPTION        DATE         TRADE DATE    MARCH 31, 2005   (DEPRECIATION)
---------------------------------------------------------------------------------------------
   3 Long      S&P Value Index   June 2005       $  461,835      $   456,225       $   (5,610)
                                                                                   ==========

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO                     PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Retail                                          8.8%
Drugs                                           6.8%
Leisure & Tourism                               6.8%
Electronics                                     6.7%
Computer Software                               6.1%
Computers & Business Equipment                  5.8%
Health Services                                 5.7%
Financial Services                              5.4%
Medical Products                                4.8%
Business Services                               4.3%
Energy Services                                 3.5%
Broadcasting & Media                            3.0%
Telecommunications                              2.9%
Computer Services                               2.8%
Internet Software                               2.6%
Repurchase Agreements                           2.4%
Banks                                           2.3%
Apparel & Textiles                              2.2%
Education                                       2.0%
Food, Beverage & Tobacco                        1.9%
Insurance                                       1.5%
Aerospace & Military Technology                 1.4%
Automotive                                      1.3%
Energy Sources                                  1.2%
Machinery                                       1.2%
Housing & Household Durables                    1.1%
Communication Equipment                         0.9%
Household & Personal Products                   0.8%
Transportation                                  0.8%
Chemicals                                       0.7%
Electrical Equipment                            0.6%
Entertainment Products                          0.5%
Metals & Mining                                 0.5%
Multi-Industry                                  0.4%
Corporate Short-Term Notes                      0.3%
Electric Utilities                              0.3%
Internet Content                                0.2%
Real Estate Investment Trusts                   0.2%
Forest Products                                 0.1%
Plastic                                         0.1%
Real Estate Companies                           0.1%
Registered Investment Company                   0.1%
                                              -----
                                              101.1%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO                  INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 95.5%

CONSUMER DISCRETIONARY -- 13.4%

APPAREL & TEXTILES -- 2.2%
Cintas Corp.                                                                                7,474    $      308,751
Coach, Inc.+                                                                               23,460         1,328,540
Columbia Sportswear Co.+                                                                      353            18,790
Deckers Outdoor Corp.+                                                                     21,300           761,262
Foot Locker, Inc.                                                                           1,593            46,675
Fossil, Inc.+                                                                                 960            24,888
Polo Ralph Lauren Corp.                                                                       158             6,130
Reebok International, Ltd.                                                                    182             8,063
Timberland Co., Class A+                                                                      494            35,039

AUTOMOTIVE -- 1.3%
Advanced Auto Parts, Inc.+                                                                 21,200         1,069,540
AutoZone, Inc.+                                                                             1,340           114,838
BorgWarner, Inc.                                                                              328            15,967
Carmax, Inc.+                                                                               2,510            79,065
Harley-Davidson, Inc.                                                                         900            51,984
Navistar International Corp.+                                                                 821            29,884
O'Reilly Automotive, Inc.+                                                                  2,279           112,879
Polaris Industries, Inc.                                                                    1,033            72,548

HOUSING & HOUSEHOLD DURABLES -- 1.1%
Black & Decker Corp.                                                                        1,671           131,992
Centex Corp.                                                                                2,546           145,810
D.R. Horton, Inc.                                                                           4,117           120,381
Hovnanian Enterprises, Inc., Class A+                                                         613            31,263
KB HOME                                                                                       650            76,349
Leggett & Platt, Inc.                                                                       1,758            50,771
Lennar Corp., Class A                                                                       2,538           143,854
Maytag Corp.                                                                                1,059            14,794
MDC Holdings, Inc.                                                                            426            29,671
Mohawk Industries, Inc.+                                                                      664            55,975
NVR, Inc.+                                                                                    127            99,695
Pulte Homes, Inc.                                                                           1,964           144,609
Ryland Group, Inc.                                                                            184            11,412
Sherwin-Williams Co.                                                                          259            11,393
Standard Pacific Corp.                                                                         52             3,754
Toll Brothers, Inc.+                                                                        1,415           111,573
Winnebago Industries, Inc.                                                                  3,000            94,800

RETAIL -- 8.8%
7-Eleven, Inc.+                                                                               618            14,844
99 Cents Only Stores+                                                                       3,400            44,778
Abercrombie & Fitch Co., Class A                                                            2,116           121,120
American Eagle Outfitters, Inc.                                                             2,378            70,270
AnnTaylor Stores Corp.+                                                                     1,132            28,968

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Avery Dennison Corp.                                                                        4,176    $      258,620
Barnes & Noble, Inc.+                                                                         129             4,449
Bed Bath & Beyond, Inc.+                                                                   11,390           416,191
Big Lots, Inc.+                                                                             1,180            14,184
Blockbuster, Inc., Class A                                                                  1,291            11,399
Cabelas, Inc., Class A+                                                                       160             3,301
CDW Corp.                                                                                   5,260           298,137
Chico's FAS, Inc.+                                                                          4,326           122,253
Circuit City Stores, Inc.                                                                     839            13,466
Claire's Stores, Inc.                                                                       1,967            45,320
CVS Corp.                                                                                   1,300            68,406
Dollar General Corp.                                                                       19,093           418,328
Dollar Tree Stores, Inc.+                                                                   6,300           180,999
Family Dollar Stores, Inc.                                                                 12,269           372,487
Fortune Brands, Inc.                                                                        3,334           268,820
Fred's, Inc.                                                                                2,900            49,793
GameStop Corp., Class A+                                                                   19,100           423,256
Geox SpA+                                                                                  55,486           483,346
HNI Corp.                                                                                   3,612           162,359
Kohl's Corp.+                                                                              16,500           851,895
Limited Brands                                                                                475            11,542
Men's Wearhouse, Inc.+                                                                     24,700         1,042,587
Michaels Stores, Inc.                                                                       3,333           120,988
MSC Industrial Direct Co., Inc., Class A                                                      792            24,203
NetFlix, Inc.+                                                                                850             9,222
Nordstrom, Inc.                                                                             1,757            97,303
Office Depot, Inc.+                                                                        20,700           459,126
Pacific Sunwear of California+                                                              1,859            52,015
PETCO Animal Supplies, Inc.+                                                                1,003            36,920
Petsmart, Inc.                                                                              7,496           215,510
Pier 1 Imports, Inc.                                                                          977            17,811
RadioShack Corp.                                                                            3,905            95,672
Regis Corp.                                                                                   461            18,869
Rent-A-Center, Inc.+                                                                        1,072            29,276
Rite Aid Corp.+                                                                             9,361            37,070
Ross Stores, Inc.                                                                          10,054           292,974
Staples, Inc.                                                                              17,700           556,311
Talbots, Inc.                                                                              13,849           442,891
Tiffany & Co.                                                                              12,367           426,909
TJX Cos., Inc.                                                                             10,000           246,300
Urban Outfitters, Inc.+                                                                    24,307         1,166,007
W.W. Grainger, Inc.                                                                           156             9,714
Williams-Sonoma, Inc.+                                                                      6,362           233,803
                                                                                                     --------------
                                                                                                         15,752,951
                                                                                                     --------------

CONSUMER STAPLES -- 2.7%

FOOD, BEVERAGE & TOBACCO -- 1.9%
Brown-Forman Corp., Class B                                                                   721            39,475
Campbell Soup Co.                                                                           2,784            80,791
Cott Corp.+                                                                                 2,000            48,460
Dreyer's Grand Ice Cream Holdings, Inc.                                                     9,400           759,238

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Hershey Foods Corp.                                                                         4,874    $      294,682
McCormick & Co., Inc.                                                                       4,030           138,753
Pepsi Bottling Group, Inc.                                                                  3,338            92,963
Tootsie Roll Industries, Inc.                                                               3,125            93,750
UST, Inc.                                                                                   8,900           460,130
Whole Foods Market, Inc.                                                                    1,499           153,093
Wm. Wrigley Jr. Co.                                                                         1,100            72,127

HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
Alberto-Culver Co.                                                                          1,463            70,019
Church & Dwight, Inc.                                                                       1,503            53,311
Clorox Co.                                                                                  2,862           180,277
Estee Lauder Cos., Inc., Class A                                                            4,822           216,894
NBTY, Inc.+                                                                                 1,316            33,019
Newell Rubbermaid, Inc.                                                                       499            10,948
Scotts Miracle-Gro Co., Class A+                                                              124             8,709
Tempur-Pedic International, Inc.+                                                          21,100           393,726
                                                                                                     --------------
                                                                                                          3,200,365
                                                                                                     --------------

EDUCATION -- 2.0%

EDUCATION -- 2.0%
Apollo Group, Inc., Class A+                                                                2,920           216,255
Career Education Corp.+                                                                     4,649           159,275
Corinthian Colleges, Inc.+                                                                  2,188            34,395
Education Management Corp.+                                                                29,976           837,829
ITT Educational Services, Inc.+                                                             3,209           155,637
Laureate Education, Inc.+                                                                     756            32,349
Universal Technical Institute, Inc.+                                                       24,600           905,280
                                                                                                     --------------
                                                                                                          2,341,020
                                                                                                     --------------

ENERGY -- 3.2%

ENERGY SERVICES -- 2.0%
Baker Hughes, Inc.                                                                         11,879           528,497
BJ Services Co.                                                                             6,906           358,283
CONSOL Energy, Inc.                                                                         1,358            63,853
Cooper Cameron Corp.+                                                                       1,676            95,884
Patterson-UTI Energy, Inc.                                                                  3,738            93,525
Pride International, Inc.+                                                                  1,312            32,590
Rowan Cos., Inc.                                                                            1,306            39,089
Smith International, Inc.                                                                   5,133           321,993
Tidewater, Inc.                                                                               706            27,435
Vintage Petroleum, Inc.                                                                    19,400           610,324
Weatherford International, Ltd.+                                                            2,500           144,850

ENERGY SOURCES -- 1.2%
Diamond Offshore Drilling, Inc.                                                               758            37,824
ENSCO International, Inc.                                                                   2,048            77,128
FMC Technologies, Inc.+                                                                     1,636            54,282
Grant Prideco, Inc.+                                                                        2,963            71,586
Murphy Oil Corp.                                                                            1,000            98,730
National-Oilwell Varco, Inc.+                                                               1,609            75,140

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Newfield Exploration Co.+                                                                     746    $       55,398
Patina Oil & Gas Corp.                                                                      1,704            68,160
Pioneer Natural Resources Co.                                                                 614            26,230
Plains Exploration & Production Co.+                                                       11,900           415,310
Pogo Producing Co.                                                                            316            15,560
XTO Energy, Inc.                                                                           13,003           427,019
                                                                                                     --------------
                                                                                                          3,738,690
                                                                                                     --------------

FINANCE -- 7.9%

BANKS -- 2.3%
Boston Private Financial Holdings, Inc.                                                     1,800            42,750
City National Corp.                                                                         1,000            69,820
Commerce Bancorp, Inc.                                                                      3,348           108,710
East-West Bancorp, Inc.                                                                     2,700            99,684
Fremont General Corp.                                                                       1,123            24,695
Hudson City Bancorp, Inc.                                                                   1,631            59,613
Investors Financial Services Corp.                                                          6,400           313,024
NewAlliance Bancshares, Inc.                                                                2,187            30,618
North Fork Bancorp., Inc.                                                                   4,766           132,209
Northern Trust Corp.                                                                       18,918           821,798
Silicon Valley Bancshares, Inc.+                                                            2,300           101,338
State Street Corp.                                                                          8,700           380,364
Synovus Financial Corp.                                                                    12,526           348,974
TCF Financial Corp.                                                                         3,028            82,210
UCBH Holdings, Inc.                                                                         3,305           131,869
Valley National Bancorp                                                                       148             3,815
W Holding Co., Inc.                                                                         1,565            15,760

FINANCIAL SERVICES -- 4.1%
A.G. Edwards, Inc.                                                                          1,700            76,160
American Capital Strategies, Ltd.                                                             737            23,149
Ameritrade Holding Corp.+                                                                  59,826           610,824
Amvescap, PLC Sponsored ADR                                                                 3,850            48,818
BlackRock, Inc., Class A                                                                      453            33,943
CapitalSource, Inc.+                                                                        1,568            36,064
Charles Schwab Corp.                                                                       18,800           197,588
Chicago Merchantile Exchange Holdings, Inc.                                                   799           155,030
Doral Financial Corp.                                                                       2,084            45,619
Dun & Bradstreet Corp.+                                                                     3,218           197,746
E*TRADE Financial Corp.+                                                                    5,063            60,756
Eaton Vance Corp.                                                                          11,505           269,677
Equifax, Inc.                                                                               5,539           169,992
Federated Investors, Inc., Class B                                                          4,760           134,756
First Horizon National Corp.                                                                1,600            65,264
First Marblehead Corp.+                                                                     2,155           123,977
Franklin Resources, Inc.                                                                    5,500           377,575
H&R Block, Inc.                                                                             4,900           247,842
IndyMac Bancorp, Inc.                                                                         723            24,582
Instinet Group, Inc.+                                                                         171             1,006
Janus Capital Group, Inc.                                                                   7,300           101,835
LaBranche & Co., Inc.+                                                                      6,800            63,240
Legg Mason, Inc.                                                                            5,140           401,640

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Mellon Financial Corp.                                                                      8,400    $      239,736
MoneyGram International, Inc.                                                               8,656           163,512
Moody's Corp.                                                                               7,043           569,497
Nuveen Investments, Inc., Class A                                                             324            11,120
Providian Financial Corp.+                                                                  1,970            33,805
Raymond James Financial, Inc.                                                               2,450            74,235
T. Rowe Price Group, Inc.                                                                   2,648           157,238
Viad Corp.                                                                                    246             6,617
Waddell & Reed Financial, Inc., Class A                                                     5,707           112,656
Westcorp                                                                                      200             8,450
WFS Financial, Inc.+                                                                           76             3,279

INSURANCE -- 1.5%
Ambac Financial Group, Inc.                                                                 2,131           159,292
Arch Capital Group, Ltd.+                                                                   1,200            48,048
Arthur J. Gallagher & Co.                                                                   4,682           134,841
Axis Capital Holdings, Ltd.                                                                 2,200            59,488
Brown & Brown, Inc.                                                                         2,709           124,858
Genworth Financial, Inc., Class A                                                             494            13,595
HCC Insurance Holdings, Inc.                                                                  443            16,019
Markel Corp.+                                                                                 298           102,872
Marsh & McLennan Cos., Inc.                                                                 5,000           152,100
MBIA, Inc.                                                                                  1,600            83,648
MGIC Investment Corp.                                                                       1,100            67,837
Radian Group, Inc.                                                                          1,704            81,349
RenaissanceRe Holdings, Ltd.                                                                1,300            60,710
Transatlantic Holdings, Inc.#                                                                  72             4,768
Triad Guaranty, Inc.+                                                                         900            47,349
Unitrin, Inc.                                                                                 489            22,201
W.R. Berkley Corp.                                                                            133             6,597
White Mountains Insurance Group, Ltd.                                                         700           425,950
Willis Group Holdings, Ltd.                                                                 3,700           136,419
                                                                                                     --------------
                                                                                                          9,362,420
                                                                                                     --------------

HEALTHCARE -- 17.3%

DRUGS -- 6.8%
Abgenix, Inc.+                                                                              5,100            35,700
Allergan, Inc.                                                                              4,389           304,904
American Pharmaceutical Partners, Inc.+                                                       461            23,852
Amylin Pharmaceuticals, Inc.+                                                               4,786            83,707
Andrx Corp.+                                                                                1,755            39,786
Auxilium Pharmaceuticals, Inc.+                                                            27,000           161,460
Barr Pharmaceuticals, Inc.+                                                                 2,140           104,496
Caremark Rx, Inc.+                                                                          3,700           147,186
Cephalon, Inc.+                                                                             9,054           423,999
Chiron Corp.+                                                                               2,656            93,119
Diversa Corp.+                                                                              8,500            42,330
Endo Pharmaceuticals Holdings, Inc.+                                                        1,147            25,865
Eon Labs, Inc.+                                                                               689            20,835
Eyetech Pharmaceuticals, Inc.+                                                                144             3,960
Genzyme Corp.+                                                                             14,236           814,869
Gilead Sciences, Inc.+                                                                     34,200         1,224,360

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
ICOS Corp.+                                                                                16,026    $      359,944
ImClone Systems, Inc.+                                                                      1,614            55,683
Impax Laboratories, Inc.+                                                                  26,100           417,600
Integra LifeSciences Holdings Corp.+                                                        1,400            49,308
Invitrogen Corp.+                                                                           2,212           153,070
IVAX Corp.+                                                                                11,833           233,938
Martek Biosciences Corp.+                                                                   3,463           201,512
Medicines Co.+                                                                              2,000            45,320
Medicis Pharmaceutical Corp., Class A                                                       2,653            79,537
MGI Pharma, Inc.+                                                                           1,702            43,010
Millennium Pharmaceuticals, Inc.+                                                          63,064           530,999
Mylan Laboratories, Inc.                                                                    6,507           115,304
Neurocrine Biosciences, Inc.+                                                              11,578           440,659
Omnicare, Inc.                                                                              5,252           186,183
OSI Pharmaceuticals, Inc.+                                                                 10,900           450,606
Pharmaceutical Product Development, Inc.+                                                   6,959           337,164
Protein Design Labs, Inc.+                                                                  4,008            64,088
Sepracor, Inc.+                                                                             3,949           226,712
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                         14,200           440,200
Vertex Pharmaceuticals, Inc.+                                                               5,258            49,215
Watson Pharmaceuticals, Inc.+                                                                 739            22,709

HEALTH SERVICES -- 5.7%
Accredo Health, Inc.+                                                                       1,174            52,137
Charles River Laboratories International, Inc.+                                             3,661           172,214
Community Health Systems, Inc.+                                                               765            26,706
Covance, Inc.+                                                                             26,421         1,257,904
Coventry Health Care, Inc.+                                                                 6,341           432,076
Dade Behring Holdings, Inc.+                                                                  900            53,037
Express Scripts, Inc.+                                                                      3,503           305,427
Health Management Associates, Inc., Class A                                                 7,927           207,529
Henry Schein, Inc.+                                                                         6,726           241,060
IMS Health, Inc.                                                                           11,612           283,217
Laboratory Corp. of America Holdings+                                                       8,449           407,242
Lincare Holdings, Inc.+                                                                     5,706           252,376
Manor Care, Inc.                                                                            3,933           143,004
Medco Health Solutions, Inc.+                                                               7,462           369,891
Pacificare Health Systems, Inc.+                                                              473            26,923
Patterson Cos., Inc.+                                                                       5,968           298,102
Qiagen NV+                                                                                 10,900           130,146
Quest Diagnostics, Inc.                                                                     4,746           498,947
Renal Care Group, Inc.+                                                                     4,176           158,437
Triad Hospitals, Inc.+                                                                        668            33,467
Universal Health Services, Inc., Class B                                                      625            32,750
VCA Antech, Inc.+                                                                           1,530            30,952
WebMD Corp.+                                                                                4,560            38,760
Weight Watchers International, Inc.+                                                          992            42,636
Wellchoice, Inc.+                                                                           6,098           325,084
Wellpoint, Inc.+                                                                            6,764           847,867

MEDICAL PRODUCTS -- 4.8%
Affymetrix, Inc.+                                                                           1,466            62,803
AmerisourceBergen Corp.                                                                       730            41,822

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
ArthroCare Corp.+                                                                           1,900    $       54,150
AtheroGenics, Inc.+                                                                         3,900            51,051
Bausch & Lomb, Inc.                                                                         3,207           235,073
Beckman Coulter, Inc.                                                                       2,894           192,306
Becton Dickinson & Co.                                                                      2,400           140,208
Biomet, Inc.                                                                               12,573           456,400
C.R. Bard, Inc.                                                                            11,732           798,715
Celgene Corp.+                                                                              8,371           285,032
Cooper Cos., Inc.                                                                           2,572           187,499
Cytyc Corp.+                                                                                2,678            61,621
DaVita, Inc.+                                                                               4,603           192,636
Decode Genetics, Inc.+                                                                      7,500            42,750
DENTSPLY International, Inc.                                                                4,050           220,360
Edwards Lifesciences Corp.+                                                                 3,843           166,094
Gen-Probe, Inc.+                                                                            3,291           146,647
Hillenbrand Industries, Inc.                                                                  309            17,140
Human Genome Sciences, Inc.+                                                                5,500            50,710
IDEXX Laboratories, Inc.+                                                                     849            45,982
INAMED Corp.+                                                                               2,057           143,743
Kinetic Concepts, Inc.+                                                                       625            37,281
Kyphon, Inc.+                                                                               5,400           135,918
McKesson Corp.                                                                              3,201           120,838
MedImmune, Inc.+                                                                            8,239           196,171
Nektar Therapeutics+                                                                        4,921            68,599
ResMed, Inc.+                                                                               2,618           147,655
Respironics, Inc.+                                                                         10,052           585,730
Smith & Nephew, PLC Sponsored ADR                                                           2,000            94,040
St. Jude Medical, Inc.+                                                                     2,200            79,200
Sybron Dental Specialties, Inc.+                                                            1,500            53,850
Techne Corp.+                                                                               1,900            76,342
Varian Medical Systems, Inc.+                                                               7,517           257,683
Wright Medical Group, Inc.+                                                                 4,100            98,400
Zimmer Holdings, Inc.+                                                                      1,000            77,810
                                                                                                     --------------
                                                                                                         20,343,339
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 8.7%

AEROSPACE & MILITARY TECHNOLOGY -- 1.4%
Alliant Techsystems, Inc.+                                                                    599            42,799
Empresa Brasileira de Aeronautica SA ADR                                                    5,200           162,760
Rockwell Automation, Inc.                                                                   2,940           166,522
Rockwell Collins, Inc.                                                                     26,104         1,242,289
United Defense Industries, Inc.                                                               915            67,179

BUSINESS SERVICES -- 4.3%
Alliance Data Systems Corp.+                                                                1,097            44,319
Allied Waste Industries, Inc.+                                                              2,900            21,199
AMIS Holdings, Inc.+                                                                        6,300            71,127
Applera Corp. - Applied Biosystems Group                                                    2,600            51,324
Aramark Corp., Class B                                                                      4,866           127,879
Bearingpoint, Inc.+                                                                           606             5,315
Brink's Co.                                                                                 1,308            45,257
Cogent, Inc.+                                                                                 356             8,964

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Copart, Inc.+                                                                               1,599    $       37,672
Corporate Executive Board Co.                                                               2,751           175,926
CUNO, Inc.+                                                                                 1,600            82,224
DeVry, Inc.+                                                                                4,443            84,062
Dex Media, Inc.                                                                               830            17,140
Donaldson Co., Inc.                                                                         1,874            60,493
Fastenal Co.                                                                                1,478            81,748
Fluor Corp.                                                                                   796            44,122
Getty Images, Inc.+                                                                         4,838           344,030
Harsco Corp.                                                                                  351            20,923
Harte-Hanks, Inc.                                                                           4,589           126,473
Hewitt Associates, Inc., Class A+                                                             984            26,174
Hughes Supply, Inc.                                                                           693            20,617
Interpublic Group Cos., Inc.+                                                               6,862            84,265
Iron Mountain, Inc.+                                                                        9,079           261,838
Jacobs Engineering Group, Inc.+                                                             1,094            56,800
Manpower, Inc.                                                                              4,546           197,842
Monsanto Co.                                                                                  800            51,600
Monster Worldwide, Inc.+                                                                   68,241         1,914,160
Pall Corp.                                                                                  2,969            80,519
Paychex, Inc.                                                                               6,850           224,817
Robert Half International, Inc.                                                            11,786           317,751
Stericycle, Inc.+                                                                           3,445           152,269
Watson Wyatt & Co. Holdings                                                                 1,800            48,960
WPP Group, PLC Sponsored ADR                                                                3,001           170,247
Xerox Corp.+                                                                                2,118            32,088

ELECTRICAL EQUIPMENT -- 0.6%
American Power Conversion Corp.                                                             2,274            59,374
Ametek, Inc.                                                                                2,567           103,322
Jabil Circuit, Inc.+                                                                       11,256           321,021
Johnson Controls, Inc.                                                                      1,147            63,957
Littelfuse, Inc.+                                                                           1,700            48,705
Roper Industries, Inc.                                                                      2,310           151,305

MACHINERY -- 1.2%
Briggs & Stratton Corp.                                                                       959            34,917
Dover Corp.                                                                                 5,075           191,784
Graco, Inc.                                                                                 1,688            68,128
IDEX Corp.                                                                                  2,700           108,945
Mettler-Toledo International, Inc.+                                                           612            29,070
Precision Castparts Corp.                                                                   1,644           126,604
SPX Corp.                                                                                     122             5,280
Techtronic Industries Co., Ltd.                                                           283,500           625,198
Zebra Technologies Corp., Class A+                                                          5,185           246,236

MULTI-INDUSTRY -- 0.4%
American Standard Cos., Inc.                                                                4,509           209,578
Danaher Corp.                                                                               1,600            85,456
ITT Industries, Inc.                                                                        1,434           129,404

TRANSPORTATION -- 0.8%
C.H. Robinson Worldwide, Inc.                                                               5,066           261,051
CNF, Inc.                                                                                     358            16,751

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Expeditors International Washington, Inc.                                                   5,453    $      292,008
J.B. Hunt Transport Services, Inc.                                                          1,378            60,315
Landstar System, Inc.+                                                                      3,000            98,250
Oshkosh Truck Corp.                                                                           764            62,640
Ryder System, Inc.                                                                            748            31,192
Sirva, Inc.+                                                                                  496             3,527
UTI Worldwide, Inc.                                                                         1,200            83,340
                                                                                                     --------------
                                                                                                         10,289,051
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 10.3%

BROADCASTING & MEDIA -- 3.0%
Acxiom Corp.                                                                                1,844            38,595
Belo Corp., Class A                                                                         1,439            34,737
Cablevision Systems New York Group, Class A+                                                3,610           101,261
Citadel Broadcasting Corp.+                                                                 4,531            62,211
Cox Radio, Inc., Class A+                                                                   5,302            89,127
Cumulus Media, Inc., Class A+                                                               3,600            51,300
Dow Jones & Co., Inc.                                                                       3,222           120,406
E.W. Scripps Co., Class A                                                                   4,136           201,630
Entercom Communications Corp.+                                                              2,804            99,598
Gemstar-TV Guide International, Inc.+                                                       2,332            10,144
John Wiley & Sons, Inc., Class A                                                            1,148            40,467
Lamar Advertising Co., Class A+                                                             3,896           156,970
Liberty Media International, Inc., Class A+                                                 2,522           110,312
McGraw-Hill Cos., Inc.                                                                      1,300           113,425
Media General, Inc., Class A                                                                  278            17,194
Meredith Corp.                                                                              2,893           135,248
New York Times Co., Class A                                                                 5,493           200,934
Omnicom Group, Inc.                                                                         2,500           221,300
Polycom, Inc.+                                                                              1,572            26,645
Radio One, Inc., Class D+                                                                   6,845           100,964
Regent Communications, Inc.+                                                                8,900            47,615
Salem Communications Corp., Class A+                                                        5,400           111,240
Spanish Broadcasting System, Inc., Class A+                                                 8,600            88,236
UnitedGlobalCom, Inc., Class A+                                                             6,615            62,578
Univision Communications, Inc., Class A+                                                    9,919           274,657
Washington Post Co., Class B                                                                  240           214,560
Westwood One, Inc.+                                                                         5,334           108,547
XM Satellite Radio Holdings, Inc., Class A+                                                21,482           676,683

ENTERTAINMENT PRODUCTS -- 0.5%
Dreamworks Animation SKG, Inc., Class A+                                                    1,539            62,653
Harman International Industries, Inc.                                                       1,428           126,321
International Game Technology                                                               6,500           173,290
Knight-Ridder, Inc.                                                                           326            21,923
Marvel Enterprises, Inc.+                                                                   1,719            34,380
Mattel, Inc.                                                                                7,285           155,535
Metro-Goldwyn-Mayer, Inc.+                                                                    392             4,684
Multimedia Games, Inc.+                                                                     3,400            26,384

LEISURE & TOURISM -- 6.8%
Alliance Gaming Corp.+                                                                      3,600            34,524
AMR Corp.+                                                                                  1,847            19,763

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Applebee's International, Inc.                                                              2,004    $       55,230
Boyd Gaming Corp.                                                                           4,400           229,460
Brinker International, Inc.+                                                                1,987            71,969
Brunswick Corp.                                                                             2,838           132,960
CEC Entertainment, Inc.+                                                                    9,300           340,380
Cheesecake Factory, Inc.+                                                                   3,544           125,635
Choice Hotels International, Inc.                                                           4,227           261,863
Darden Restaurants, Inc.(1)                                                                 1,721            52,800
Fairmont Hotels Resorts, Inc.                                                               3,000            99,420
GTECH Holdings Corp.                                                                        2,879            67,743
Harrah's Entertainment, Inc.                                                                8,106           523,485
Hilton Hotels Corp.                                                                        12,654           282,817
International Speedway Corp., Class A                                                         744            40,362
JetBlue Airways Corp.+                                                                      2,203            41,945
Mandalay Resort Group                                                                       1,632           115,040
Marriott International, Inc., Class A                                                      10,411           696,079
MGM Mirage, Inc.+                                                                             280            19,830
Outback Steakhouse, Inc.                                                                    2,457           112,506
Rare Hospitality International, Inc.+                                                      17,600           543,488
Red Robin Gourmet Burgers, Inc.+                                                           18,600           946,926
Regal Entertainment Group, Class A                                                            139             2,923
Royal Caribbean Cruises, Ltd.                                                               4,900           218,981
Ruby Tuesday, Inc.                                                                          3,221            78,238
Sabre Holdings Corp., Class A                                                               2,200            48,136
Shuffle Master, Inc.+                                                                       4,875           141,180
SkyWest, Inc.                                                                               5,100            94,809
Southwest Airlines Co.                                                                     23,749           338,186
Starwood Hotels & Resorts Worldwide, Inc.(3)                                                1,803           108,234
Station Casinos, Inc.                                                                      21,020         1,419,901
Thor Industries, Inc.                                                                       3,300            98,703
Wendy's International, Inc.                                                                   360            14,054
WMS Industries, Inc.+                                                                       2,200            61,952
Wynn Resorts, Ltd.+                                                                         3,801           257,480
Yum! Brands, Inc.                                                                           7,018           363,603
                                                                                                     --------------
                                                                                                         12,182,359
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 28.0%

COMMUNICATION EQUIPMENT -- 0.9%
Marvell Technology Group, Ltd.+                                                             4,300           164,862
Network Appliance, Inc.+                                                                   11,424           315,988
Symbol Technologies, Inc.                                                                  13,943           202,034
Tessera Technologies, Inc.+                                                                10,200           440,946

COMPUTER SERVICES -- 2.8%
Affiliated Computer Services, Inc., Class A+                                                4,163           221,638
Autodesk, Inc.                                                                              5,705           169,781
Ceridian Corp.+                                                                             2,321            39,573
Certegy, Inc.                                                                               7,001           242,375
CheckFree Corp.+                                                                            1,275            51,969
Cognizant Technology Solutions Corp., Class A+                                              8,275           382,305
DST Systems, Inc.+                                                                          3,825           176,639
FactSet Research Systems, Inc.                                                              2,850            94,079

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
Fair Isaac Corp.                                                                            4,120    $      141,893
FileNET Corp.+                                                                              2,000            45,560
Global Payments, Inc.                                                                       2,279           146,973
LECG Corp.+                                                                                 3,500            68,600
Maxtor Corp.+                                                                               2,501            13,305
Navteq Corp.+                                                                              11,044           478,757
Reynolds & Reynolds Co., Class A                                                            1,413            38,236
SRA International, Inc., Class A+                                                           7,000           421,750
Sungard Data Systems, Inc.+                                                                 6,160           212,520
Synopsys, Inc.+                                                                             7,243           131,098
Unisys Corp.+                                                                                 422             2,979
VeriSign, Inc.+                                                                             8,065           231,465

COMPUTER SOFTWARE -- 6.1%
Activision, Inc.+                                                                           9,543           141,236
Adobe Systems, Inc.                                                                        11,193           751,834
Avid Technology, Inc.+                                                                      7,721           417,861
BMC Software, Inc.+                                                                         5,286            79,290
Check Point Software Technologies, Ltd.+                                                    5,750           125,005
ChoicePoint, Inc.+                                                                          6,679           267,895
Citrix Systems, Inc.+                                                                       8,926           212,617
Cognos, Inc.+                                                                               3,200           134,208
Electronic Arts, Inc.+                                                                      8,900           460,842
Fiserv, Inc.+                                                                               8,680           345,464
Hyperion Solutions Corp.+                                                                   2,000            88,220
Intuit, Inc.+                                                                               9,122           399,270
McAfee, Inc.+                                                                               9,458           213,373
Mercury Interactive Corp.+                                                                  5,842           276,794
National Instruments Corp.                                                                  2,957            79,987
Novell, Inc.+                                                                              18,017           107,381
Pixar+                                                                                      7,193           701,677
Red Hat, Inc.+                                                                             15,329           167,239
Salesforce.com, Inc.+                                                                      56,600           848,434
SEI Investments Co.                                                                         3,659           132,309
Siebel Systems, Inc.+                                                                       7,999            73,031
Take-Two Interactive Software, Inc.+                                                       16,400           641,240
Total System Services, Inc.                                                                   908            22,691
VERITAS Software Corp.+                                                                    22,528           523,100

COMPUTERS & BUSINESS EQUIPMENT -- 5.8%
Apple Computer, Inc.+                                                                       9,814           408,949
Cadence Design Systems, Inc.+                                                               8,218           122,859
Diebold, Inc.                                                                                 800            43,880
Herman Miller, Inc.                                                                         1,749            52,680
Ingram Micro, Inc., Class A+                                                                  373             6,218
Jack Henry & Associates, Inc.                                                               7,860           141,401
Kronos, Inc.+                                                                               1,050            53,666
Lexmark International, Inc., Class A+                                                      13,046         1,043,289
Logitech International SA+                                                                 13,586           826,371
Mercury Computer Systems, Inc.+                                                             2,000            55,160
Millipore Corp.+                                                                            3,504           152,074
NCR Corp.+                                                                                  3,640           122,814
Pitney Bowes, Inc.                                                                          3,111           140,368

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Research In Motion, Ltd.+                                                                  19,100    $    1,459,622
SanDisk Corp.+                                                                              3,268            90,850
Sigmatel, Inc.+                                                                            41,800         1,564,574
Storage Technology Corp.+                                                                     543            16,724
Tivo, Inc.+                                                                                99,800           515,966
Western Digital Corp.+                                                                      1,409            17,965

ELECTRONICS -- 6.7%
Advanced Micro Devices, Inc.+                                                               4,610            74,313
Agere Systems, Inc., Class B+                                                              41,624            59,106
Altera Corp.+                                                                              28,483           563,394
Amkor Technology, Inc.+                                                                     2,355             9,090
Amphenol Corp., Class A                                                                     1,642            60,820
Analog Devices, Inc.                                                                        9,100           328,874
Applied Micro Circuits Corp.+                                                               3,624            11,923
Atmel Corp.+                                                                               10,070            29,706
AVX Corp.                                                                                     476             5,831
Broadcom Corp., Class A+                                                                    4,250           127,160
Conexant Systems, Inc.+                                                                     6,212             9,318
Cree, Inc.+                                                                                 1,801            39,172
Cymer, Inc.+                                                                                1,600            42,832
Cypress Semiconductor Corp.+                                                                2,991            37,687
Dolby Laboratories, Inc.+                                                                   1,400            32,900
Energizer Holdings, Inc.+                                                                     771            46,106
Fairchild Semiconductor International, Inc., Class A+                                       1,605            24,605
Fisher Scientific International, Inc.+                                                      2,641           150,326
FLIR Systems, Inc.+                                                                         5,426           164,408
Freescale Semiconductor, Inc., Class B+                                                     7,715           133,084
Garmin, Ltd.                                                                                8,300           384,456
Gentex Corp.                                                                                3,773           120,359
II-VI, Inc.+                                                                                2,000            34,880
Integrated Circuit Systems, Inc.+                                                           4,663            89,156
International Rectifier Corp.+                                                              1,320            60,060
Intersil Corp., Class A                                                                     7,476           129,484
KLA-Tencor Corp.+                                                                           6,568           302,194
L-3 Communications Holdings, Inc.                                                           7,172           509,355
Lam Research Corp.+                                                                         7,352           212,179
Linear Technology Corp.                                                                    16,611           636,367
LSI Logic Corp.+                                                                            4,194            23,444
Maxim Integrated Products, Inc.                                                             9,246           377,884
MEMC Electronic Materials, Inc.+                                                            1,844            24,802
Microchip Technology, Inc.                                                                 19,100           496,791
Micron Technology, Inc.+                                                                    6,592            68,161
Molex, Inc.                                                                                 2,750            72,490
Molex, Inc., Class A                                                                        6,475           152,810
National Semiconductor Corp.                                                               26,105           538,024
Novellus Systems, Inc.+                                                                     5,740           153,430
Nvidia Corp.+                                                                               4,025            95,634
PerkinElmer, Inc.                                                                           1,608            33,173
PMC-Sierra, Inc.+                                                                           4,287            37,726
Power Integrations, Inc.+                                                                   2,200            45,958
QLogic Corp.+                                                                               4,828           195,534

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Rambus, Inc.+                                                                               2,096    $       31,587
Sanmina-SCI Corp.+                                                                          6,411            33,465
Semtech Corp.+                                                                              5,514            98,535
Silicon Laboratories, Inc.+                                                                 3,689           109,600
Solectron Corp.+                                                                           22,693            78,745
Tektronix, Inc.                                                                             1,860            45,626
Teradyne, Inc.+                                                                             4,707            68,722
Thermo Electron Corp.+                                                                      2,261            57,181
Vishay Intertechnology, Inc.+                                                                 690             8,577
Waters Corp.+                                                                               5,700           204,003
Xilinx, Inc.                                                                               12,300           359,529

INTERNET CONTENT -- 0.2%
Amazon.com, Inc.+                                                                           3,900           133,653
Ask Jeeves, Inc.+                                                                           1,389            39,003
Avocent Corp.+                                                                              1,020            26,173

INTERNET SOFTWARE -- 2.6%
Akamai Technologies, Inc.+                                                                  2,588            32,945
BEA Systems, Inc.+                                                                          8,873            70,718
F5 Networks, Inc.+                                                                         24,100         1,216,809
Internet Security Systems, Inc.+                                                            4,900            89,670
Macromedia, Inc.+                                                                          14,180           475,030
Matrixone, Inc.+                                                                            8,200            39,114
SINA Corp.+                                                                                 4,000           124,240
TIBCO Software, Inc.+                                                                       4,111            30,627
Websense, Inc.+                                                                            17,300           930,740

TELECOMMUNICATIONS -- 2.9%
ADC Telecommunications, Inc.+                                                              13,770            27,402
ADTRAN, Inc.                                                                                5,240            92,434
American Tower Corp., Class A+                                                             39,900           727,377
Andrew Corp.+                                                                               1,703            19,942
AudioCodes, Ltd.+                                                                          27,700           311,902
Avaya, Inc.+                                                                               10,325           120,596
CIENA Corp.+                                                                                1,162             1,999
Comverse Technology, Inc.+                                                                  2,626            66,228
Corning, Inc.+                                                                             10,000           111,300
Crown Castle International Corp.+                                                           2,350            37,741
Foundry Networks, Inc.+                                                                     1,906            18,869
Harris Corp.                                                                                9,910           323,562
IDT Corp., Class B+                                                                         1,446            21,386
JDS Uniphase Corp.+                                                                        72,452           120,995
Juniper Networks, Inc.+                                                                    22,664           499,968
Level 3 Communications, Inc.+                                                              16,483            33,955
Nextel Partners, Inc., Class A+                                                            16,672           366,117
NII Holdings, Inc.+                                                                         1,374            79,005
Plantronics, Inc.                                                                           2,753           104,834
Rogers Communications, Inc., Class B                                                        3,850           104,874
SpectraSite, Inc.+                                                                            943            54,666
Telephone and Data Systems, Inc.                                                              530            43,248
Tellabs, Inc.+                                                                              4,527            33,047
United States Cellular Corp.+                                                                 183             8,350

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
UTStarcom, Inc.+                                                                            1,917    $       20,991
West Corp.+                                                                                   387            12,384
Western Wireless Corp., Class A+                                                            1,995            75,730
                                                                                                     --------------
                                                                                                         32,969,953
                                                                                                     --------------

MATERIALS -- 1.4%

CHEMICALS -- 0.7%
Ecolab, Inc.                                                                                7,167           236,869
Engelhard Corp.                                                                             2,200            66,066
International Flavors & Fragrances, Inc.                                                    1,710            67,545
Nalco Holding Co.+                                                                            188             3,540
Praxair, Inc.                                                                               4,278           204,745
ServiceMaster Co.                                                                           4,136            55,836
Sigma-Aldrich Corp.                                                                         1,495            91,569
Symyx Technologies, Inc.+                                                                   2,100            46,305
Valspar Corp.                                                                               1,900            88,426

FOREST PRODUCTS -- 0.1%
Delta & Pine Land Co.                                                                       1,800            48,600
Pactiv Corp.+                                                                               2,520            58,842

METALS & MINERALS -- 0.5%
Arch Coal, Inc.                                                                               574            24,688
Ball Corp.                                                                                  1,375            57,035
Florida Rock Industries, Inc.                                                                 194            11,411
Freeport-McMoRan Copper & Gold, Inc., Class B                                               3,730           147,745
International Steel Group, Inc.+                                                               37             1,462
Kaydon Corp.                                                                                1,900            59,660
Nucor Corp.                                                                                 1,894           109,019
Southern Peru Copper Corp.                                                                    185            10,260
Timken Co.                                                                                    841            22,993
Trex Co., Inc.+                                                                             1,200            53,292
Worthington Industries, Inc.                                                                1,323            25,507

PLASTIC -- 0.1%
Sealed Air Corp.+                                                                           2,909           151,093
                                                                                                     --------------
                                                                                                          1,642,508
                                                                                                     --------------

REAL ESTATE -- 0.3%

REAL ESTATE COMPANIES -- 0.1%
Catellus Development Corp.                                                                  2,510            66,892
St. Joe Co.                                                                                 1,335            89,845

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
CBL & Associates Properties, Inc.                                                             237            16,948
Friedman Billings Ramsey Group, Inc., Class A                                               1,892            30,026
General Growth Properties, Inc.                                                               663            22,608
Mills Corp.                                                                                   536            28,355
Regency Centers Corp.                                                                         864            41,152
Ventas, Inc.                                                                                1,127            28,130
Weingarten Realty Investors, Inc.                                                           1,664            57,425
                                                                                                     --------------
                                                                                                            381,381
                                                                                                     --------------

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 0.3%

ELECTRIC UTILITIES -- 0.3%
AES Corp.+                                                                                 15,464    $      253,300
Allegheny Energy, Inc.+                                                                       629            12,995

GAS & PIPELINE UTILITIES -- 0.0%
Kinder Morgan, Inc.                                                                           378            28,615
                                                                                                     --------------
                                                                                                            294,910
                                                                                                     --------------
TOTAL COMMON STOCK (cost $100,088,411)                                                                  112,498,947
                                                                                                     --------------

EXCHANGE TRADED FUNDS -- 2.8%

ENERGY -- 1.5%

ENERGY SERVICES -- 1.5%
Oil Service HOLDRs Trust                                                                   18,300         1,761,375

FINANCE -- 1.3%

FINANCIAL SERVICES -- 1.3%
iShares Russell Midcap Growth Index Fund                                                   19,200         1,591,872
                                                                                                     --------------
TOTAL EXCHANGE TRADED FUNDS (cost $3,147,135)                                                             3,353,247
                                                                                                     --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $103,235,546)                                               115,852,194
                                                                                                     --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.4%

CORPORATE SHORT-TERM NOTE -- 0.4%

United Parcel Service, Inc. 2.60% due 04/04/05                                     $      400,000           399,914

                                                                                       SHARES
-------------------------------------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.0%

T. Rowe Price Reserve Investment Fund                                                      46,616            46,616

                                                                                     PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%

United States Treasury Bills 2.74% due 06/16/05(1)                                 $       30,000            29,829
                                                                                                     --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $476,356)                                                      476,359
                                                                                                     --------------

                                                                                     PRINCIPAL           VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.4%

Agreement with State Street Bank & Trust Co., bearing interest at
  1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of
  $265,009 and collateralized by $215,000 of United States Treasury
  Bond, bearing interest at 7.50%, due 11/15/16 and having an
  approximate value of $275,312(1)                                                 $      265,000    $      265,000
UBS Warburg, LLC Joint Repurchase Agreement Account(2)                                  2,560,000         2,560,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $2,825,000)                                                             2,825,000
                                                                                                     --------------
TOTAL INVESTMENTS --
  (cost $106,536,902)@                                                    101.1%                        119,153,553
Liabilities in excess of other assets --                                   (1.1)                         (1,345,289)
                                                                          -----                      --------------
NET ASSETS --                                                             100.0%                     $  117,808,264
                                                                          =====                      ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
#    Security represents an investment in an affiliated company; see Note 8
(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  See Note 2 for details of Joint Repurchase Agreement
(3) Consist of more than one class of securities traded together as a unit. ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                                       UNREALIZED
  NUMBER OF                                  EXPIRATION         VALUE AT           VALUE AS OF        APPRECIATION
  CONTRACTS            DESCRIPTION              DATE           TRADE DATE        MARCH 31, 2005      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
   1 Long         S&P Midcap 400 Index        June 2005        $  334,083        $      330,800      $       (3,283)
                                                                                                     ==============

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                      PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Insurance                                       9.7%
Electric Utilities                              8.1%
Retail                                          5.8%
Real Estate Investment Trusts                   5.7%
Banks                                           5.3%
Energy Services                                 5.3%
Chemicals                                       5.2%
Energy Sources                                  4.8%
Business Services                               4.1%
Food, Beverage & Tobacco                        4.0%
Forest Products                                 3.9%
Automotive                                      2.9%
Financial Services                              2.9%
Housing & Household Durables                    2.5%
Metals & Minerals                               2.3%
Gas & Pipeline Utilities                        2.2%
Leisure & Tourism                               2.1%
Drugs                                           1.9%
Health Services                                 1.9%
Broadcasting & Media                            1.8%
Household & Personal Products                   1.8%
Computer Software                               1.7%
Electrical Equipment                            1.5%
Telecommunications                              1.5%
Machinery                                       1.4%
Apparel & Textiles                              1.3%
Medical Products                                1.3%
Transportation                                  1.3%
Computers & Business Equipment                  1.2%
Electronics                                     1.1%
Aerospace & Military Technology                 0.9%
Computer Services                               0.8%
Repurchase Agreements                           0.7%
Multi-Industry                                  0.6%
Entertainment Products                          0.5%
Communication Equipment                         0.1%
Real Estate Companies                           0.1%
                                              -----
                                              100.2%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 98.7%

CONSUMER DISCRETIONARY -- 12.5%

APPAREL & TEXTILES -- 1.3%
Columbia Sportswear Co.+                                                                       30    $        1,597
Foot Locker, Inc.                                                                          42,887         1,256,589
Jones Apparel Group, Inc.                                                                   3,194           106,967
Liz Claiborne, Inc.                                                                         2,810           112,765
Polo Ralph Lauren Corp.                                                                       912            35,386
Reebok International, Ltd.                                                                  1,146            50,768
Tommy Hilfiger Corp.+                                                                      39,800           465,660
V.F. Corp.                                                                                  2,143           126,737

AUTOMOTIVE -- 2.9%
American Axle & Manufacturing Holdings, Inc.                                                1,016            24,892
Autoliv, Inc.                                                                              13,988           666,528
AutoNation, Inc.+                                                                           4,456            84,397
BorgWarner, Inc.                                                                            1,070            52,088
Cummins, Inc.                                                                              11,027           775,749
Dana Corp.                                                                                 70,575           902,654
Delphi Corp.                                                                               12,120            54,297
Genuine Parts Co.                                                                          33,318         1,449,000
Lear Corp.                                                                                 11,305           501,490
Navistar International Corp.+                                                                 709            25,808
PACCAR, Inc.                                                                                4,444           321,701
TRW Automotive Holdings Corp.+                                                                594            11,541

HOUSING & HOUSEHOLD DURABLES -- 2.5%
Black & Decker Corp.                                                                          255            20,142
Centex Corp.                                                                                1,615            92,491
D.R. Horton, Inc.                                                                           3,565           104,241
Hovnanian Enterprises, Inc., Class A+                                                         189             9,639
KB HOME                                                                                       845            99,254
Leggett Platt, Inc.                                                                        29,829           861,461
Lennar Corp., Class A                                                                      24,921         1,412,522
Maytag Corp.                                                                                  879            12,280
MDC Holdings, Inc.                                                                            332            23,124
Mohawk Industries, Inc.+                                                                   10,694           901,504
Pulte Homes, Inc.                                                                           1,558           114,716
Ryland Group, Inc.                                                                          1,031            63,943
Sherwin-Williams Co.                                                                        2,758           121,324
Standard Pacific Corp.                                                                        815            58,835
Toll Brothers, Inc.+                                                                          699            55,116
Whirlpool Corp.                                                                             1,747           118,324

RETAIL -- 5.8%
American Eagle Outfitters, Inc.                                                               226             6,678
AnnTaylor Stores Corp.+                                                                       544            13,921
Barnes & Noble, Inc.+                                                                       1,221            42,112
Big Lots, Inc.+                                                                             1,746            20,987

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
BJ's Wholesale Club, Inc.+                                                                  1,770    $       54,976
Blockbuster, Inc., Class A                                                                  3,229            28,512
Borders Group, Inc.                                                                         1,965            52,308
Cabelas, Inc., Class A+                                                                        78             1,609
CDW Corp.                                                                                  11,646           660,095
Circuit City Stores, Inc.                                                                   4,164            66,832
Claire's Stores, Inc.                                                                         179             4,124
Dillard's, Inc., Class A                                                                    1,520            40,888
Federated Department Stores, Inc.                                                          27,371         1,741,891
Fortune Brands, Inc.                                                                          222            17,900
J.C. Penney Co., Inc.                                                                      25,058         1,301,011
Limited Brands                                                                              8,550           207,765
May Department Stores Co.                                                                  26,246           971,627
Neiman Marcus Group, Inc., Class A                                                          1,088            99,563
Nordstrom, Inc.                                                                               895            49,565
Office Depot, Inc.+                                                                         7,925           175,777
Officemax, Inc.                                                                            19,720           660,620
Payless ShoeSource, Inc.+                                                                  23,200           366,328
Pier 1 Imports, Inc.                                                                        1,207            22,004
Regis Corp.                                                                                   648            26,523
Rent-A-Center, Inc.+                                                                          514            14,037
Rite Aid Corp.+                                                                             1,107             4,384
Ross Stores, Inc.                                                                          14,452           421,131
Saks, Inc.+                                                                                 3,211            57,959
Sears Holdings Corp.+                                                                       2,892           385,193
SUPERVALU, Inc.                                                                             9,828           327,764
Talbots, Inc.                                                                              13,281           424,726
Toys, "R" Us, Inc.+                                                                         5,417           139,542
W.W. Grainger, Inc.                                                                        17,789         1,107,721
                                                                                                     --------------
                                                                                                         20,611,603
                                                                                                     --------------

CONSUMER STAPLES -- 5.8%

FOOD, BEVERAGE & TOBACCO -- 4.0%
Albertson's, Inc.                                                                          22,016           454,630
Aqua America, Inc.                                                                          2,352            57,295
Archer-Daniels-Midland Co.                                                                 83,681         2,056,879
Brown-Forman Corp., Class B                                                                   682            37,340
Campbell Soup Co.                                                                           2,926            84,913
Constellation Brands, Inc., Class A+                                                        2,316           122,447
Dean Foods Co.+                                                                            20,975           719,443
Del Monte Foods Co.+                                                                        4,629            50,225
Hershey Foods Corp.                                                                           964            58,283
Hormel Foods Corp.                                                                          1,886            58,673
J. M. Smucker Co.                                                                           1,453            73,086
Kroger Co.+                                                                                18,676           299,376
Loews Corp.-Carolina Group                                                                  1,467            48,558
McCormick & Co., Inc.                                                                         853            29,369
Molson Coors Brewing Co., Class B                                                           1,518           117,144
Pepsi Bottling Group, Inc.                                                                  9,285           258,587
PepsiAmericas, Inc.                                                                         1,801            40,811
Pilgrim's Pride Corp.                                                                         373            13,324
Reynolds American, Inc.                                                                     9,672           779,466

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Safeway, Inc.+                                                                             29,504    $      546,709
Smithfield Foods, Inc.+                                                                    11,379           359,007
Tootsie Roll Industries, Inc.                                                                 644            19,320
Tyson Foods, Inc., Class A                                                                  5,540            92,407
UST, Inc.                                                                                   4,192           216,726

HOUSEHOLD & PERSONAL PRODUCTS -- 1.8%
Alberto-Culver Co.                                                                            278            13,305
American Greetings Corp., Class A                                                          24,400           621,712
Clorox Co.                                                                                 17,902         1,127,647
Estee Lauder Cos., Inc., Class A                                                            2,141            96,302
Newell Rubbermaid, Inc.                                                                    33,545           735,977
Scotts Miracle-Gro Co., Class A+                                                              424            29,778
Tupperware Corp.                                                                           13,500           274,860
                                                                                                     --------------
                                                                                                          9,493,599
                                                                                                     --------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Laureate Education, Inc.+                                                                     182             7,788
                                                                                                     --------------

ENERGY -- 10.1%

ENERGY SERVICES -- 5.3%
CONSOL Energy, Inc.                                                                           855            40,202
Cooper Cameron Corp.+                                                                       1,075            61,501
Halliburton Co.                                                                            33,800         1,461,850
Noble Energy, Inc.                                                                          1,470            99,989
Patterson-UTI Energy, Inc.                                                                 54,778         1,370,546
Pride International, Inc.+                                                                 44,186         1,097,580
Rowan Cos., Inc.                                                                            1,321            39,538
SCANA Corp.                                                                                 2,814           107,551
Sempra Energy                                                                               5,197           207,049
Southwest Gas Corp.                                                                        14,300           345,488
Sunoco, Inc.                                                                                1,914           198,137
TECO Energy, Inc.                                                                           5,057            79,294
Tidewater, Inc.                                                                               801            31,127
UGI Corp.                                                                                   1,286            58,410
Unocal Corp.                                                                               23,947         1,477,290
Valero Energy Corp.                                                                         6,521           477,794
Vectren Corp.                                                                               1,922            51,202
Western Gas Resources, Inc.                                                                24,441           841,992
Weststar Energy, Inc.                                                                       2,166            46,872
Wisconsin Energy Corp.                                                                     14,433           512,372
WPS Resources Corp.                                                                           940            49,745
Xcel Energy, Inc.                                                                          10,113           173,741

ENERGY SOURCES -- 4.8%
Amerada Hess Corp.                                                                          1,961           188,668
Chesapeake Energy Corp.                                                                     6,777           148,687
Diamond Offshore Drilling, Inc.                                                               719            35,878
ENSCO International, Inc.                                                                   1,690            63,645
EOG Resources, Inc.                                                                        75,640         3,686,694
GlobalSantaFe Corp.                                                                        30,900         1,144,536
Kerr-McGee Corp.                                                                            3,350           262,406

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Marathon Oil Corp.                                                                          8,749    $      410,503
Massey Energy Co.                                                                           1,922            76,957
Murphy Oil Corp.                                                                            2,071           204,470
National-Oilwell Varco, Inc.+                                                               2,550           119,085
Newfield Exploration Co.+                                                                     809            60,076
NRG Energy, Inc.+                                                                           1,986            67,822
Patina Oil & Gas Corp.                                                                     13,435           537,400
Peabody Energy Corp.                                                                       12,400           574,864
Pioneer Natural Resources Co.                                                               3,041           129,912
Pogo Producing Co.                                                                          1,289            63,470
Premcor, Inc.                                                                                 984            58,725
Reliant Energy, Inc.+                                                                       7,506            85,418
                                                                                                     --------------
                                                                                                         16,748,486
                                                                                                     --------------

FINANCE -- 17.1%

BANKS -- 5.3%
AmSouth Bancorp                                                                             8,922           231,526
Associated Banc-Corp                                                                        3,224           100,686
Bank of Hawaii Corp.                                                                        1,350            61,101
BOK Financial Corp.+                                                                          449            18,265
City National Corp.                                                                         1,037            72,403
Colonial BancGroup, Inc.                                                                    3,383            69,419
Comerica, Inc.                                                                              4,388           241,691
Commerce Bancshares, Inc.                                                                  10,306           496,749
Compass Bancshares, Inc.                                                                    3,101           140,785
Cullen/Frost Bankers, Inc.                                                                  1,300            58,695
FirstMerit Corp.                                                                           37,463         1,002,510
Fremont General Corp.                                                                         433             9,522
Fulton Financial Corp.                                                                      3,096            67,462
Hibernia Corp., Class A                                                                     3,930           125,799
Hudson United Bancorp                                                                       1,137            40,079
Huntington Bancshares, Inc.                                                                 5,811           138,883
Independence Community Bank Corp.                                                           2,101            81,939
International Bancshares Corp.                                                                893            30,960
KeyCorp                                                                                    16,917           548,957
M&T Bank Corp.                                                                             12,278         1,253,093
Marshall & Ilsley Corp.                                                                     5,626           234,886
Mercantile Bankshares Corp.                                                                 2,001           101,771
New York Community Bancorp, Inc.                                                            6,696           121,599
North Fork Bancorp., Inc.                                                                   8,780           243,557
Northern Trust Corp.                                                                       16,348           710,157
Peoples Bank                                                                                  977            40,008
Popular, Inc.                                                                               6,742           163,965
Regions Financial Corp.                                                                    11,676           378,302
Sky Financial Group, Inc.                                                                   2,618            70,215
South Financial Group, Inc.                                                                 1,789            54,636
Sovereign Bancorp, Inc.                                                                     9,347           207,130
Synovus Financial Corp.                                                                     2,378            66,251
TCF Financial Corp.                                                                           406            11,023
TD Banknorth, Inc.+                                                                         2,138            66,791
UnionBanCal Corp.                                                                           1,417            86,791
Valley National Bancorp                                                                     2,353            60,660

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
W Holding Co., Inc.                                                                         1,125    $       11,329
Washington Federal, Inc.                                                                    2,186            50,956
Webster Financial Corp.                                                                     1,321            59,987
Whitney Holding Corp.                                                                       1,029            45,801
Wilmington Trust Corp.                                                                      1,682            59,038
Zions BanCorp                                                                              14,976         1,033,644

FINANCIAL SERVICES -- 2.1%
A.G. Edwards, Inc.                                                                          2,025            90,720
Allied Capital Corp.                                                                        3,261            85,112
Allmerica Financial Corp.+                                                                  1,347            48,425
American Capital Strategies, Ltd.                                                          20,613           647,454
AmeriCredit Corp.+                                                                          3,991            93,549
Astoria Financial Corp.                                                                     2,968            75,090
Bear Stearns Co., Inc.                                                                      8,797           878,820
Capitol Federal Financial                                                                     529            18,325
CIT Group, Inc.                                                                            24,921           946,998
Deluxe Corp.                                                                                1,264            50,383
E*TRADE Financial Corp.+                                                                    3,971            47,652
Equifax, Inc.                                                                               1,074            32,961
Federated Investors, Inc., Class B                                                            209             5,917
First Horizon National Corp.                                                                3,140           128,081
IndyMac Bancorp, Inc.                                                                         803            27,302
Instinet Group, Inc.+                                                                       2,897            17,034
Janus Capital Group, Inc.                                                                   6,063            84,579
Jefferies Group, Inc.                                                                       1,286            48,456
MoneyGram International, Inc.                                                               1,249            23,594
Nuveen Investments, Inc., Class A                                                             156             5,354
Providian Financial Corp.+                                                                  5,325            91,377
Raymond James Financial, Inc.                                                               1,558            47,207
Student Loan Corp.                                                                            101            21,110
Viad Corp.                                                                                    308             8,285
Westcorp                                                                                      362            15,295
WFS Financial, Inc.+                                                                           93             4,013

INSURANCE -- 9.7%
ACE, Ltd.                                                                                   4,100           169,207
Aetna, Inc.                                                                                16,000         1,199,200
Alleghany Corp.+                                                                              121            33,517
Ambac Financial Group, Inc.                                                                 9,010           673,498
American Financial Group, Inc.                                                                940            28,952
American National Insurance Co.                                                               202            21,392
Aon Corp.                                                                                   7,981           182,286
Arthur J. Gallagher & Co.                                                                     129             3,715
Assurant, Inc.                                                                              2,024            68,209
CIGNA Corp.                                                                                 3,400           303,620
Cincinnati Financial Corp.                                                                  3,763           164,104
CNA Financial Corp.+                                                                          648            18,183
Conseco, Inc.+                                                                             39,769           812,083
Erie Indemnity Co., Class A                                                                   714            37,214
Everest Re Group, Ltd.                                                                     21,368         1,818,631
Fidelity National Financial, Inc.                                                           4,076           134,263
First American Corp.                                                                        1,978            65,155
Genworth Financial, Inc., Class A                                                           3,160            86,963

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
HCC Insurance Holdings, Inc.                                                                1,267    $       45,815
Jefferson-Pilot Corp.                                                                       3,542           173,735
Leucadia National Corp.                                                                     1,984            68,150
Lincoln National Corp.                                                                     10,215           461,105
Loews Corp.                                                                                 3,763           276,731
Markel Corp.+                                                                                 120            41,425
MBIA, Inc.                                                                                  3,657           191,188
Mercury General Corp.                                                                         661            36,527
MGIC Investment Corp.                                                                       2,502           154,298
Nationwide Financial Services, Inc., Class A                                                1,429            51,301
Odyssey Re Holdings Corp.                                                                     307             7,687
Old Republic International Corp.                                                            4,609           107,344
PartnerRe, Ltd.                                                                            28,731         1,856,023
PMI Group, Inc.                                                                            31,309         1,190,055
Principal Financial Group, Inc.                                                             8,085           311,192
Protective Life Corp.                                                                       1,756            69,011
Radian Group, Inc.                                                                          1,550            73,997
Reinsurance Group of America, Inc.                                                            739            31,467
RenaissanceRe Holdings, Ltd.                                                               18,073           844,009
SAFECO Corp.                                                                               30,712         1,495,982
StanCorp Financial Group, Inc.                                                                732            62,059
Torchmark Corp.                                                                            16,140           842,508
Transatlantic Holdings, Inc.#                                                                 602            39,864
Unitrin, Inc.                                                                                 676            30,690
UnumProvident Corp. (New York)                                                              7,505           127,735
W.R. Berkley Corp.                                                                          1,675            83,080
Wesco Financial Corp.                                                                          34            13,089
Willis Group Holdings, Ltd.                                                                17,361           640,100
XL Capital, Ltd., Class A                                                                  11,400           825,018
                                                                                                     --------------
                                                                                                         28,183,491
                                                                                                     --------------

HEALTHCARE -- 5.1%

DRUGS -- 1.9%
Caremark Rx, Inc.+                                                                         15,400           612,612
Eyetech Pharmaceuticals, Inc.+                                                                 28               770
Hospira, Inc.+                                                                              3,952           127,531
ICOS Corp.+                                                                                   692            15,542
Invitrogen Corp.+                                                                             678            46,918
IVAX Corp.+                                                                                28,187           557,257
King Pharmaceuticals, Inc.+                                                                78,514           652,451
Millennium Pharmaceuticals, Inc.+                                                           3,582            30,161
Mylan Laboratories, Inc.                                                                   36,000           637,920
Omnicare, Inc.                                                                                474            16,803
Protein Design Labs, Inc.+                                                                  1,962            31,372
Watson Pharmaceuticals, Inc.+                                                              16,368           502,989

HEALTH SERVICES -- 1.9%
Charles River Laboratories International, Inc.+                                             8,919           419,550
Community Health Systems, Inc.+                                                               768            26,811
Dade Behring Holdings, Inc.+                                                                  143             8,427
Health Management Associates, Inc., Class A                                                   682            17,855
Health Net, Inc.+                                                                          35,656         1,166,308
Henry Schein, Inc.+                                                                           232             8,315

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Humana, Inc.+                                                                               4,090    $      130,634
Laboratory Corp. of America Holdings+                                                         185             8,917
Manor Care, Inc.                                                                              421            15,307
Medco Health Solutions, Inc.+                                                               3,879           192,282
Pacificare Health Systems, Inc.+                                                            1,684            95,853
Tenet Healthcare Corp.+                                                                    11,790           135,939
Triad Hospitals, Inc.+                                                                      1,231            61,673
Universal Health Services, Inc., Class B                                                      578            30,287
WebMD Corp.+                                                                               55,658           473,093
Wellchoice, Inc.+                                                                             360            19,192
Wellpoint, Inc.+                                                                            2,586           324,155

MEDICAL PRODUCTS -- 1.3%
AmerisourceBergen Corp.                                                                     2,053           117,617
Bausch & Lomb, Inc.                                                                        14,396         1,055,227
Hillenbrand Industries, Inc.                                                                1,073            59,519
McKesson Corp.                                                                              4,032           152,208
MedImmune, Inc.+                                                                           29,435           700,847
                                                                                                     --------------
                                                                                                          8,452,342
                                                                                                     --------------

INDUSTRIAL & COMMERCIAL -- 9.8%

AEROSPACE & MILITARY TECHNOLOGY -- 0.9%
Alliant Techsystems, Inc.+                                                                    317            22,650
Goodrich Corp.                                                                              2,979           114,066
Rockwell Automation, Inc.                                                                   1,638            92,776
Rockwell Collins, Inc.                                                                     20,864           992,918
Textron, Inc.                                                                               3,001           223,934
United Defense Industries, Inc.                                                               224            16,446

BUSINESS SERVICES -- 4.1%
Adesa, Inc.                                                                                 2,403            56,134
Allied Waste Industries, Inc.+                                                              4,064            29,708
Applera Corp. - Applied Biosystems Group                                                    5,112           100,911
Bearingpoint, Inc.+                                                                        58,272           511,045
Brink's Co.                                                                                    70             2,422
Cogent, Inc.+                                                                                 163             4,104
Convergys Corp.+                                                                            3,630            54,196
Dex Media, Inc.                                                                               475             9,809
Eastman Kodak Co.(2)                                                                        7,259           236,280
Fluor Corp.                                                                                 1,281            71,006
Harsco Corp.                                                                                  684            40,773
Harte-Hanks, Inc.                                                                             177             4,878
Hughes Supply, Inc.                                                                           950            28,263
Interpublic Group Cos., Inc.+                                                              74,048           909,309
Jacobs Engineering Group, Inc.+                                                               291            15,109
Manpower, Inc.                                                                              1,186            51,615
Monsanto Co.                                                                               24,127         1,556,192
Pall Corp.                                                                                  2,912            78,973
R.H. Donnelley Corp.+                                                                      10,400           604,136
R.R. Donnelley & Sons Co.                                                                  39,906         1,261,828
Republic Services, Inc.                                                                    21,970           735,556
Service Corp. International+                                                                8,555            63,991
Xerox Corp.+                                                                               22,010           333,452

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT -- 1.5%
American Power Conversion Corp.                                                             2,009    $       52,455
Ametek, Inc.                                                                                  488            19,642
Crane Co.                                                                                   1,310            37,715
Eaton Corp.                                                                                 9,141           597,821
Hubbell, Inc., Class B                                                                     22,734         1,161,707
Johnson Controls, Inc.                                                                      3,624           202,074
Puget Energy, Inc.                                                                         13,714           302,257
Roper Industries, Inc.                                                                        123             8,057

MACHINERY -- 1.4%
AGCO Corp.+                                                                                 2,284            41,683
Briggs & Stratton Corp.                                                                       297            10,814
CNH Global NV                                                                              18,520           347,991
Dover Corp.                                                                                   999            37,752
Mettler-Toledo International, Inc.+                                                           478            22,705
Parker-Hannifin Corp.                                                                       3,028           184,466
Pentair, Inc.                                                                               2,540            99,060
Precision Castparts Corp.                                                                     763            58,758
Snap-On, Inc.                                                                              26,973           857,472
SPX Corp.                                                                                   1,807            78,207
Stanley Works                                                                              11,437           517,753

MULTI-INDUSTRY -- 0.6%
American Standard Cos., Inc.                                                               18,867           876,938
ITT Industries, Inc.                                                                        1,483           133,826
Teleflex, Inc.                                                                                901            46,113

TRANSPORTATION -- 1.3%
Burlington Northern Santa Fe Corp.                                                          9,394           506,618
CNF, Inc.                                                                                     913            42,719
CSX Corp.                                                                                   5,437           226,451
Norfolk Southern Corp.                                                                      9,930           367,907
Oshkosh Truck Corp.                                                                            97             7,953
Ryder System, Inc.                                                                            886            36,946
Teekay Shipping Corp                                                                       11,019           495,304
Yellow Roadway Corp.+                                                                       8,646           506,137
                                                                                                     --------------
                                                                                                         16,107,781
                                                                                                     --------------

INFORMATION & ENTERTAINMENT -- 4.4%

BROADCASTING & MEDIA -- 1.8%
Belo Corp., Class A                                                                         1,987            47,966
Cablevision Systems New York Group, Class A+                                                  578            16,213
Citadel Broadcasting Corp.+                                                                   699             9,597
Cox Radio, Inc., Class A+                                                                     539             9,061
Dow Jones & Co., Inc.                                                                      19,651           734,358
Emmis Communications Corp., Class A+                                                       15,700           301,754
Entercom Communications Corp.+                                                                472            16,765
Gemstar-TV Guide International, Inc.+                                                       3,825            16,639
Hearst-Argyle Television, Inc.                                                                780            19,890
Lamar Advertising Co., Class A+                                                            20,454           824,092
Lee Enterprises, Inc.                                                                       1,139            49,433
Liberty Media International, Inc., Class A+                                                 1,474            64,473
McClatchy Co., Class A                                                                        481            35,671

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Media General, Inc., Class A                                                                  309    $       19,112
New York Times Co., Class A                                                                   333            12,181
Polycom, Inc.+                                                                                877            14,865
Radio One, Inc., Class D+                                                                   1,046            15,428
Sirius Satellite Radio, Inc.+                                                              31,299           175,900
UnitedGlobalCom, Inc., Class A+                                                             1,847            17,473
Univision Communications, Inc., Class A+                                                    2,321            64,268
Westwood One, Inc.+                                                                        26,800           545,380

ENTERTAINMENT PRODUCTS -- 0.5%
Callaway Golf Co.                                                                          31,700           405,760
Dreamworks Animation SKG, Inc., Class A+                                                      437            17,790
Hasbro, Inc.                                                                                3,927            80,307
Knight-Ridder, Inc.                                                                         1,654           111,231
Mattel, Inc.                                                                                6,013           128,378
Metro-Goldwyn-Mayer, Inc.+                                                                  1,000            11,950

LEISURE & TOURISM -- 2.1%
AMR Corp.+                                                                                  2,055            21,988
Brinker International, Inc.+                                                               16,901           612,154
Brunswick Corp.                                                                             1,005            47,084
Caesars Entertainment, Inc.+                                                                7,787           154,105
Darden Restaurants, Inc.                                                                    2,283            70,042
Harrah's Entertainment, Inc.                                                                9,590           619,322
Hilton Hotels Corp.                                                                        24,474           546,994
International Speedway Corp., Class A                                                         100             5,425
Marriott International, Inc., Class A                                                         580            38,779
MGM Mirage, Inc.+                                                                           1,213            85,905
Outback Steakhouse, Inc.                                                                      171             7,830
Regal Entertainment Group, Class A                                                            887            18,654
Sabre Holdings Corp., Class A                                                              22,822           499,345
Southwest Airlines Co.                                                                      4,203            59,851
Starwood Hotels & Resorts Worldwide, Inc.(1)                                                3,361           201,761
Wendy's International, Inc.                                                                 2,522            98,459
Yum! Brands, Inc.                                                                           7,534           390,337
                                                                                                     --------------
                                                                                                          7,243,970
                                                                                                     --------------

INFORMATION TECHNOLOGY -- 6.4%

COMMUNICATION EQUIPMENT -- 0.1%
Tessera Technologies, Inc.+                                                                 3,781           163,453

COMPUTER SERVICES -- 0.8%
Affiliated Computer Services, Inc., Class A+                                                  953            50,738
Ceridian Corp.+                                                                             1,347            22,966
CheckFree Corp.+                                                                              723            29,469
Computer Sciences Corp.+                                                                   17,151           786,373
Electronic Data Systems Corp.                                                              12,892           266,478
Fair Isaac Corp.                                                                              252             8,679
Maxtor Corp.+                                                                               3,646            19,397
Navteq Corp.+                                                                                 237            10,274
Reynolds & Reynolds Co., Class A                                                              122             3,301
Sungard Data Systems, Inc.+                                                                   919            31,706
Unisys Corp.+                                                                               8,003            56,501
VeriSign, Inc.+                                                                             1,928            55,334

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE -- 1.7%
Activision, Inc.+                                                                          66,917    $      990,372
BMC Software, Inc.+                                                                         4,043            60,645
Compuware Corp.+                                                                            9,736            70,099
McAfee, Inc.+                                                                              38,353           865,244
Siebel Systems, Inc.+                                                                       2,509            22,907
Sybase, Inc.+                                                                              36,755           678,497

COMPUTERS & BUSINESS EQUIPMENT -- 1.2%
Apple Computer, Inc.+                                                                      10,122           421,784
Arrow Electronics, Inc.+                                                                    2,919            73,997
Cadence Design Systems, Inc.+                                                              65,339           976,818
Diebold, Inc.                                                                               1,838           100,814
IKON Office Solutions, Inc.                                                                 2,866            28,345
Ingram Micro, Inc., Class A+                                                                2,676            44,609
NCR Corp.+                                                                                    992            33,470
Pitney Bowes, Inc.                                                                          2,611           117,808
SanDisk Corp.+                                                                                667            18,542
Steelcase, Inc., Class A                                                                    1,225            16,905
Storage Technology Corp.+                                                                   2,138            65,850
Western Digital Corp.+                                                                      3,813            48,616

ELECTRONICS -- 1.1%
Advanced Micro Devices, Inc.+                                                               4,146            66,834
Amphenol Corp., Class A                                                                    12,047           446,221
Applied Micro Circuits Corp.+                                                               3,996            13,147
Avnet, Inc.+                                                                                3,051            56,199
AVX Corp.                                                                                     802             9,825
Conexant Systems, Inc.+                                                                     5,124             7,686
Energizer Holdings, Inc.+                                                                   1,037            62,013
Fairchild Semiconductor International, Inc., Class A+                                       1,350            20,695
Freescale Semiconductor, Inc., Class B+                                                     1,792            30,912
International Rectifier Corp.+                                                                287            13,059
Intersil Corp., Class A                                                                     1,850            32,042
L-3 Communications Holdings, Inc.                                                           1,286            91,332
LSI Logic Corp.+                                                                            5,294            29,593
Micron Technology, Inc.+                                                                    7,761            80,249
Molex, Inc.                                                                                   593            15,631
Novellus Systems, Inc.+                                                                       889            23,763
PerkinElmer, Inc.                                                                           1,562            32,224
QLogic Corp.+                                                                                 375            15,187
Sanmina-SCI Corp.+                                                                          6,505            33,956
Tech Data Corp.+                                                                           18,526           686,574
Tektronix, Inc.                                                                               310             7,604
Thermo Electron Corp.+                                                                      1,834            46,382
Vishay Intertechnology, Inc.+                                                               2,977            37,004

INTERNET CONTENT -- 0.0%
Avocent Corp.+                                                                                166             4,260
Mindspeed Technologies, Inc.+                                                                   1                 2

INTERNET SOFTWARE -- 0.0%
TIBCO Software, Inc.+                                                                         992             7,390

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 1.5%
3Com Corp.+                                                                                 9,887    $       35,198
ADC Telecommunications, Inc.+                                                               5,917            11,775
American Tower Corp., Class A+                                                              5,456            99,463
Andrew Corp.+                                                                               2,295            26,874
Avaya, Inc.+                                                                               48,300           564,144
CenturyTel, Inc.                                                                           21,417           703,334
CIENA Corp.+                                                                               13,171            22,654
Citizens Communications Co.                                                                 8,496           109,938
Comverse Technology, Inc.+                                                                  2,209            55,711
Crown Castle International Corp.+                                                           2,390            38,383
Ditech Communications Corp.+                                                               25,039           312,236
Foundry Networks, Inc.+                                                                       989             9,791
Harris Corp.                                                                                1,150            37,548
McLeodUSA, Inc.+(3)(4)(5)                                                                   4,890                 0
NTL, Inc.+                                                                                  1,746           111,168
Qwest Communications International, Inc.+                                                  37,466           138,624
Scientific-Atlanta, Inc.                                                                    3,879           109,465
Telephone and Data Systems, Inc.                                                              706            57,610
Tellabs, Inc.+                                                                              6,934            50,618
United States Cellular Corp.+                                                                 198             9,035
UTStarcom, Inc.+                                                                              267             2,924
West Corp.+                                                                                   105             3,360
                                                                                                     --------------
                                                                                                         10,519,628
                                                                                                     --------------

MATERIALS -- 11.4%

CHEMICALS -- 5.2%
Agrium, Inc.                                                                               58,687         1,071,038
Air Products & Chemicals, Inc.                                                              5,757           364,361
Ashland, Inc.                                                                               1,782           120,232
Cabot Corp.                                                                                 1,577            52,719
Crompton Corp.                                                                             61,600           899,360
Eastman Chemical Co.                                                                       28,261         1,667,413
Engelhard Corp.                                                                             3,147            94,504
International Flavors & Fragrances, Inc.                                                      345            13,627
Lubrizol Corp.                                                                              1,656            67,300
Lyondell Chemical Co.                                                                       4,938           137,869
Mosaic Co.+                                                                                60,700         1,035,542
Nalco Holding Co.+                                                                            916            17,248
Potash Corp. of Saskatchewan, Inc.                                                         11,100           971,361
PPG Industries, Inc.                                                                        4,346           310,826
Praxair, Inc.                                                                               5,861           280,507
Rohm & Haas Co.                                                                            24,209         1,162,032
RPM International, Inc.                                                                     2,938            53,707
ServiceMaster Co.                                                                           3,046            41,121
Sigma-Aldrich Corp.                                                                         1,343            82,259
Valspar Corp.                                                                               1,298            60,409

FOREST PRODUCTS -- 3.9%
Bemis Co.                                                                                   2,708            84,273
Bowater, Inc.                                                                              13,508           508,846
Georgia-Pacific Corp.                                                                      40,185         1,426,166
Louisiana-Pacific Corp.                                                                     2,756            69,286
MeadWestvaco Corp.                                                                         35,205         1,120,223

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS (CONTINUED)
Owens-Illinois, Inc.+                                                                       2,790    $       70,141
Packaging Corp. of America                                                                 32,741           795,279
Pactiv Corp.+                                                                              51,861         1,210,954
Plum Creek Timber Co., Inc.                                                                23,858           851,730
Rayonier, Inc.                                                                              1,254            62,111
Smurfit-Stone Container Corp.+                                                              6,400            99,008
Sonoco Products Co.                                                                         2,479            71,519
Temple-Inland, Inc.                                                                         1,402           101,715

METALS & MINERALS -- 2.3%
Arch Coal, Inc.                                                                               962            41,376
Ball Corp.                                                                                 27,022         1,120,873
Carlisle Cos., Inc.                                                                         3,401           237,288
Cooper Industries, Ltd., Class A                                                            2,700           193,104
Florida Rock Industries, Inc.                                                                 573            33,704
International Steel Group, Inc.+                                                              390            15,405
Lafarge North America, Inc.                                                                   837            48,923
Martin Marietta Materials, Inc.                                                             1,221            68,278
Nucor Corp.                                                                                10,020           576,751
Phelps Dodge Corp.                                                                          2,368           240,897
Southern Peru Copper Corp.                                                                    164             9,095
Timken Co.                                                                                 36,646         1,001,902
United States Steel Corp.                                                                   2,870           145,939
Vulcan Materials Co.                                                                        2,586           146,962
Worthington Industries, Inc.                                                                  265             5,109

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                             337            17,504
                                                                                                     --------------
                                                                                                         18,877,796
                                                                                                     --------------

REAL ESTATE -- 5.8%

REAL ESTATE COMPANIES -- 0.1%
Forest City Enterprises, Inc., Class A                                                        787            50,211

REAL ESTATE INVESTMENT TRUSTS -- 5.7%
AMB Property Corp.                                                                          2,092            79,078
Annaly Mtg. Management, Inc.                                                                2,986            56,017
Apartment Investment Management Co., Class A                                               26,695           993,054
Archstone-Smith Trust                                                                       4,961           169,220
Arden Realty, Inc.                                                                          1,659            56,157
Avalonbay Communities, Inc.                                                                 1,813           121,272
Boston Properties, Inc.                                                                     2,090           125,881
BRE Properties, Inc., Class A                                                               1,269            44,796
Camden Property Trust                                                                       1,271            59,775
CBL & Associates Properties, Inc.                                                             301            21,524
Centerpoint Properties Trust                                                                1,182            48,462
Crescent Real Estate Equities Co.                                                           1,969            32,173
Developers Diversified Realty Corp.                                                        21,045           836,539
Duke Realty Corp.                                                                           3,598           107,400
Equity Office Properties Trust                                                             10,222           307,989
Equity Residential                                                                          7,097           228,594
Federal Realty Investment Trust                                                             1,306            63,145
Friedman Billings Ramsey Group, Inc., Class A                                               1,527            24,233
General Growth Properties, Inc.                                                             4,829           164,669

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
                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Health Care Property Investors, Inc.                                                       11,244    $      263,897
Health Care REIT, Inc.                                                                      1,300            41,600
Healthcare Realty Trust, Inc.                                                              13,900           506,516
Hospitality Properties Trust                                                                1,702            68,727
Host Marriott Corp.                                                                        67,095         1,111,093
HRPT Properties Trust                                                                       4,490            53,476
iStar Financial, Inc.                                                                      40,506         1,668,037
Kimco Realty Corp.                                                                          2,461           132,648
Liberty Property Trust                                                                      2,145            83,762
Macerich Co.                                                                                1,484            79,067
Mack-Cali Realty Corp.                                                                      1,534            64,965
Mills Corp.                                                                                   804            42,532
New Plan Excel Realty Trust, Inc.                                                           2,537            63,704
Pan Pacific Retail Properties, Inc.                                                         1,020            57,885
Prentiss Properties Trust                                                                  16,183           552,811
ProLogis                                                                                    4,594           170,437
Public Storage, Inc.                                                                        2,074           118,094
Reckson Associates Realty Corp.                                                             1,926            59,128
Regency Centers Corp.                                                                         643            30,626
Shurgard Storage Centers, Inc., Class A                                                     1,162            47,619
Simon Property Group, Inc.                                                                  4,243           257,041
SL Green Realty Corp.                                                                       1,029            57,850
Thornburg Mtg., Inc.                                                                        2,253            63,174
Trizec Properties, , Inc.                                                                   2,244            42,636
United Dominion Realty Trust, Inc.                                                          3,239            67,598
Ventas, Inc.                                                                                  958            23,912
Vornado Realty Trust                                                                        2,429           168,257
Weingarten Realty Investors, Inc.                                                             184             6,350
                                                                                                     --------------
                                                                                                          9,493,631
                                                                                                     --------------

UTILITIES -- 10.3%

ELECTRIC UTILITIES -- 8.1%
Allegheny Energy, Inc.+                                                                     2,823            58,323
Allete, Inc.                                                                                  746            31,220
Alliant Energy Corp.                                                                        2,820            75,520
Ameren Corp.                                                                               26,421         1,294,893
Centerpoint Energy, Inc.                                                                    6,901            83,019
Cinergy Corp.                                                                              11,985           485,632
CMS Energy Corp.+                                                                          57,300           747,192
Consolidated Edison, Inc.                                                                   6,103           257,425
Constellation Energy Group, Inc.                                                            4,268           220,656
DPL, Inc.                                                                                   3,204            80,100
DTE Energy Co.                                                                              4,393           199,794
Edison International                                                                       18,115           628,953
Energy East Corp.                                                                           3,710            97,276
Entergy Corp.                                                                               9,734           687,805
FirstEnergy Corp.                                                                          19,520           818,864
FPL Group, Inc.                                                                             9,362           375,884
Great Plains Energy, Inc.                                                                   1,881            57,521
Hawaiian Electric Industries, Inc.                                                          2,036            51,959
MDU Resources Group, Inc.                                                                   2,958            81,700
NiSource, Inc.                                                                             45,772         1,043,144

                                                                                                         VALUE
                                                                                       SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Northeast Utilities                                                                        43,042    $      829,419
NSTAR                                                                                       1,343            72,925
OGE Energy Corp.                                                                            2,219            59,802
Pepco Holdings, Inc.                                                                        4,760            99,912
PG & E Corp.                                                                               39,874         1,359,703
Pinnacle West Capital Corp.                                                                 7,774           330,473
PPL Corp.                                                                                  36,590         1,975,494
Progress Energy, Inc.                                                                       6,245           261,978
Public Service Enterprise Group, Inc.                                                       5,993           325,959
TXU Corp.                                                                                   7,518           598,658

GAS & PIPELINE UTILITIES -- 2.2%
AGL Resources, Inc.                                                                        38,538         1,346,132
Dynegy, Inc., Class A+                                                                      7,132            27,886
El Paso Corp.                                                                              16,235           171,766
Equitable Resources, Inc.                                                                   1,583            90,928
KeySpan Corp.                                                                               4,057           158,101
Kinder Morgan, Inc.                                                                         2,035           154,050
National Fuel Gas Co.                                                                       1,832            52,377
Oneok, Inc.                                                                                 2,600            80,132
Questar Corp.                                                                               2,122           125,729
Williams Cos., Inc.                                                                        77,129         1,450,796
                                                                                                     --------------
                                                                                                         16,949,100
                                                                                                     --------------
TOTAL COMMON STOCK (cost $134,042,480)                                                                  162,689,215
                                                                                                     --------------

EXCHANGE TRADED FUNDS -- 0.8%

FINANCE -- 0.8%

FINANCIAL SERVICES -- 0.8%
iShares Russell Midcap Value Index Fund (cost $1,333,299)(2)                               11,800         1,331,866
                                                                                                     --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $135,375,779)                                               164,021,081
                                                                                                     --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.0%

U.S. GOVERNMENT OBLIGATIONS -- 0.0%

United States Treasury Bills 2.74% due 06/16/05 (cost $49,711)(2)                  $       50,000            49,715
                                                                                                     --------------

                                                                                     PRINCIPAL           VALUE
                                                                                       AMOUNT           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at
  1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of
  $566,020 and collateralized by $455,000 of United States Treasury
  Bonds, bearing interest at 7.50%, due 11/15/16 and having an
  approximate value of $582,637                                                    $      566,000    $      566,000

Agreement with State Street Bank & Trust Co., bearing interest at
  1.65%, dated 03/31/05, to be repurchased 04/01/05 in the amount of
  $412,019 and collateralized by $310,000 of United States Treasury
  Bonds, bearing interest at 7.63%, due 02/15/25 and having an
  approximate value of $420,259                                                           412,000           412,000

Agreement with State Street Bank & Trust Co., bearing interest at
  2.50%, dated 03/31/05, to be repurchased 04/01/05 in the amount of
  $200,014 and collateralized by $145,000 of United States Treasury
  Bonds, bearing interest at 8.88%, due 02/15/19 and having an
  approximate value of $206,625                                                           200,000           200,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (cost $1,178,000)                                                             1,178,000
                                                                                                     --------------
TOTAL INVESTMENTS --
   (cost $136,603,490)@                                                   100.2%                        165,248,796
Liabilities in excess of other assets --                                   (0.2)                           (344,297)
                                                                          -----                      --------------
NET ASSETS --                                                             100.0%                     $  164,904,499
                                                                          =====                      ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
#    Security represents an investment in an affiliated company.
(1)  Consists of more than one class of securities traded together as a unit.
(2) The security or a portion thereof represents collateral for open futures contracts.
(3)  Fair valued security, see Note 2
(4)  Illiquid security
(5)  Company has filed Chapter 11 bankruptcy.

OPEN FUTURES CONTRACTS

                                                                                                       UNREALIZED
  NUMBER OF                                  EXPIRATION         VALUE AT           VALUE AS OF        APPRECIATION
  CONTRACTS            DESCRIPTION              DATE           TRADE DATE        MARCH 31, 2005      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
   2 Long         S&P Mid Cap 400 Index       June 2005        $  668,165        $      661,600      $       (6,565)
                                                                                                     ==============

See Notes to Financial Statements

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                          PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Repurchase Agreements                             9.4%
Banks                                             6.9%
Financial Services                                6.9%
Machinery                                         6.0%
Business Services                                 4.8%
Electronics                                       4.2%
Retail                                            4.1%
Drugs                                             3.8%
Electrical Equipment                              3.7%
Energy Services                                   3.5%
Energy Sources                                    3.5%
Leisure & Tourism                                 3.5%
Medical Products                                  3.5%
Real Estate Investment Trusts                     3.5%
Health Services                                   3.4%
Metals & Minerals                                 3.0%
Telecommunications                                2.6%
Computer Software                                 2.5%
Transportation                                    2.0%
Aerospace & Military Technology                   1.8%
Computer Services                                 1.7%
Insurance                                         1.7%
Chemicals                                         1.4%
Food, Beverage & Tobacco                          1.4%
Apparel & Textiles                                1.2%
Computers & Business Equipment                    1.2%
Internet Content                                  1.1%
Automotive                                        1.0%
Broadcasting & Media                              1.0%
Forest Products                                   0.8%
Gas & Pipeline Utilities                          0.8%
Housing & Household Durables                      0.7%
Electric Utilities                                0.6%
Real Estate Companies                             0.5%
Corporate Short-Term Note                         0.5%
Household & Personal Products                     0.4%
Internet Software                                 0.4%
Entertainment Products                            0.2%
Multi-Industry                                    0.2%
Communication Equipment                           0.1%
Education                                         0.1%
                                                 -----
                                                 99.6%
                                                 =====

*   Calculated as a percentage of net assets.

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                       INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 86.4%

CONSUMER DISCRETIONARY -- 7.0%

APPAREL & TEXTILES -- 1.2%
Carter's, Inc.+                                                                               221    $        8,785
Cherokee, Inc.                                                                                228             7,634
DEB Shops, Inc.                                                                             5,646           159,330
Deckers Outdoor Corp.+                                                                        308            11,008
DHB Industries, Inc.+                                                                         696             6,125
Finish Line, Inc., Class A                                                                 12,376           286,504
G & K Services, Inc., Class A                                                                 554            22,321
Genesco, Inc.+                                                                                740            21,031
Goody's Family Clothing, Inc.                                                                 644             5,815
Guess?, Inc.+                                                                                 509             6,973
Hot Topic, Inc.+                                                                            1,649            36,031
K-Swiss, Inc., Class A                                                                        881            29,099
Kellwood Co.                                                                                  922            26,544
Kenneth Cole Productions, Inc., Class A                                                       288             8,392
Oakley, Inc.                                                                                  704             9,025
Oshkosh B' Gosh, Inc., Class A                                                                224             6,832
Oxford Industries, Inc.                                                                       456            16,685
Perry Ellis International, Inc.+                                                              184             4,129
Phillips-Van Heusen                                                                           829            22,085
Quiksilver, Inc.+                                                                           1,834            53,241
Russell Corp.                                                                                 978            17,682
Skechers USA, Inc., Class A+                                                                  677            10,480
Steven Madden, Ltd.+                                                                          393             6,559
Stride Rite Corp.                                                                           1,153            15,335
Timberland Co., Class A+                                                                    5,000           354,650
UniFirst Corp.                                                                                311            12,409
Warnaco Group, Inc.+                                                                        1,565            37,623
Weyco Group, Inc.                                                                              97             4,247
Wolverine World Wide, Inc.                                                                  2,035            43,610

AUTOMOTIVE -- 1.0%
A.S.V., Inc.+                                                                                 270            10,704
Aftermarket Technology Corp.+                                                                 396             6,534
America's Car Mart, Inc.+                                                                     190             6,661
ArvinMeritor, Inc.                                                                          2,369            36,648
Asbury Automotive Group, Inc.+                                                                380             5,852
Autobytel, Inc.+                                                                            1,414             7,127
Bandag, Inc.                                                                                  380            17,852
Collins & Aikman Corp+                                                                      1,310             1,611
Commercial Vehicle Group, Inc.+                                                               317             6,340
Cooper Tire & Rubber Co.                                                                    2,160            39,658
CSK Auto Corp.+                                                                             1,584            27,958
Cummins, Inc.                                                                               4,600           323,610
Dollar Thrifty Automotive Group, Inc.+                                                        861            28,224
Goodyear Tire & Rubber Co.+                                                                 5,060            67,551
Group 1 Automotive, Inc.+                                                                     665            17,490

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

AUTOMOTIVE (CONTINUED)
Keystone Automotive Industries, Inc.+                                                         518    $       11,997
Lithia Motors, Inc., Class A                                                                  488            12,498
Midas, Inc.+                                                                                  526            12,009
Modine Manufacturing Co.                                                                      756            22,173
Monro Muffler Brake, Inc.+                                                                    321             8,285
Navistar International Corp.+                                                               5,500           200,200
Noble International, Ltd.                                                                     214             4,849
Pep Boys-Manny, Moe & Jack                                                                  1,964            34,527
Rush Enterprises, Inc., Class B+                                                              297             5,007
Sonic Automotive, Inc.                                                                        949            21,552
Sports Resorts International, Inc.+                                                            45               149
Standard Motor Products, Inc.                                                                 434             5,078
Strattec Security Corp.+                                                                      133             7,126
Superior Industries International, Inc.                                                       757            19,992
Tenneco Automotive, Inc.+                                                                   1,426            17,768
United Auto Group, Inc.                                                                       655            18,229
Visteon Corp.                                                                               4,221            24,102
Wabash National Corp.                                                                       1,030            25,132

HOUSING & HOUSEHOLD DURABLES -- 0.7%
Applica, Inc.+                                                                                669             3,385
Bassett Furniture Industries, Inc.                                                            351             6,915
Beazer Homes USA, Inc.                                                                      1,368            68,209
Ethan Allen Interiors, Inc.                                                                 1,080            34,560
Furniture Brands International, Inc.                                                       12,073           263,312
La-Z-Boy, Inc.                                                                              1,662            23,152
Levitt Corp., Class A                                                                         522            13,384
Libbey, Inc.                                                                                  469             9,849
M/I Homes, Inc.                                                                               409            20,012
Meritage Corp.+                                                                               720            42,423
National Presto Industries, Inc.                                                              161             6,488
NCI Building Systems, Inc.+                                                                   665            25,669
Palm Harbor Homes, Inc.+                                                                      325             5,285
Select Comfort Corp.+                                                                       1,239            25,325
Skyline Corp.                                                                                 229             8,814
Stanley Furniture Co., Inc.                                                                   190             8,983
Technical Olympic USA, Inc.                                                                   315             9,513
Walter Industries, Inc.                                                                       807            34,338
WCI Communities, Inc.+                                                                      1,090            32,787
Winnebago Industries, Inc.                                                                    884            27,934

RETAIL -- 4.1%
1-800 Contacts, Inc.+                                                                         243             5,071
1-800-FLOWERS.COM, Inc., Class A+                                                             752             5,693
99 Cents Only Stores+                                                                       1,673            22,033
A.C. Moore Arts & Crafts, Inc.+                                                               471            12,557
Aaon, Inc.+                                                                                   300             4,938
Action Performance Cos., Inc.                                                                 527             6,972
Advanced Marketing Services, Inc.                                                             487             2,922
Aeropostale, Inc.+                                                                          1,891            61,930
American Woodmark Corp.                                                                       364            13,206
Bebe Stores, Inc.                                                                             304            10,321

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Big 5 Sporting Goods Corp.                                                                    692    $       17,092
BJ's Restaurants, Inc.+                                                                       365             7,077
Blair Corp.                                                                                   281             9,265
Blue Nile, Inc.+                                                                            6,930           191,614
Bombay Co., Inc.+                                                                           1,211             6,418
Bon-Ton Stores, Inc.                                                                          176             3,184
Brookstone, Inc.+                                                                             684            11,094
Brown Shoe Co., Inc.                                                                          621            21,282
Buckle, Inc.                                                                                7,864           274,532
Build-A-Bear Workshop, Inc.+                                                                  306             9,379
Burlington Coat Factory Warehouse Corp.                                                       628            18,024
Cache, Inc.+                                                                                  327             4,431
Casey's General Stores, Inc.                                                                1,706            30,657
Cash America International, Inc.                                                              971            21,294
Casual Male Retail Group, Inc.+                                                               963             6,250
Cato Corp., Class A                                                                        13,566           437,503
Charlotte Russe Holding, Inc.+                                                                393             5,078
Charming Shoppes, Inc.+                                                                     3,724            30,276
Children's Place Retail Stores, Inc.+                                                         574            27,408
Christopher & Banks Corp.                                                                   1,277            22,475
Coldwater Creek, Inc.+                                                                      1,117            20,642
Color Kinetics, Inc.+                                                                         139             1,401
Conn's, Inc.+                                                                                 232             4,362
Cost Plus, Inc.+                                                                              742            19,945
Department 56, Inc.+                                                                          455             7,944
Design Within Reach, Inc.+                                                                    144             2,266
Dick's Sporting Goods, Inc.+                                                                1,028            37,758
Dillard's, Inc., Class A                                                                   13,600           365,840
Dress Barn, Inc.+                                                                             699            12,736
Electronics Boutique Holdings Corp.+                                                          393            16,887
First Cash Financial Services, Inc.+                                                          397             8,404
Fred's, Inc.                                                                                1,337            22,956
Gander Mountain Co.+                                                                          206             2,699
Graphic Packaging Corp.+                                                                    2,272            10,020
Greg Manning Auctions, Inc.+                                                                  172             1,732
Guitar Center, Inc.+                                                                          832            45,619
Gymboree Corp.+                                                                             1,041            13,054
Hancock Fabrics, Inc.                                                                         647             4,814
Haverty Furniture Cos., Inc.                                                                  636             9,699
Hibbett Sporting Goods, Inc.+                                                                 801            24,062
HNI Corp.                                                                                  12,400           557,380
Hollywood Entertainment Corp.+                                                              1,790            23,574
HomeStore, Inc.+                                                                            3,848             8,543
Insight Enterprises, Inc.+                                                                  1,562            27,429
J. Jill Group, Inc.+                                                                          610             8,394
Jo-Ann Stores, Inc.+                                                                          646            18,146
Jos. A. Bank Clothiers, Inc.+                                                                 349            10,226
Kirkland's, Inc.+                                                                             376             4,159
Linens 'N Things, Inc.+                                                                     9,659           239,833
Longs Drug Stores Corp.                                                                     1,031            35,281
Mannatech, Inc.                                                                               486             9,501
Martha Stewart Living Omnimedia, Inc., Class A+                                               394             8,900

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Men's Wearhouse, Inc.+                                                                      1,075    $       45,376
Movado Group, Inc.                                                                            518             9,583
Movie Gallery, Inc.                                                                           803            23,030
Nautilus, Inc.                                                                                979            23,261
Neiman Marcus Group, Inc., Class A                                                          6,200           567,362
New York & Co., Inc.+                                                                         364             7,305
Nu Skin Enterprises, Inc., Class A                                                          1,788            40,248
Pantry, Inc.+                                                                                 393            12,171
Party City Corp.+                                                                             386             5,651
Pathmark Stores, Inc.+                                                                      1,026             6,474
Payless ShoeSource, Inc.+                                                                   2,325            36,712
PC Connection, Inc.+                                                                          241             1,415
Provide Commerce, Inc.+                                                                       150             4,332
RC2 Corp.+                                                                                    560            19,040
Restoration Hardware, Inc.+                                                                   895             5,102
Retail Ventures, Inc.+                                                                        455             4,145
Ruddick Corp.                                                                               1,131            26,183
School Specialty, Inc.+                                                                       728            28,508
Sharper Image Corp.+                                                                          396             6,578
Shoe Carnival, Inc.+                                                                          257             4,498
ShopKo Stores, Inc.+                                                                        1,003            22,287
Smart & Final, Inc.+                                                                          431             5,241
Sports Authority, Inc.+                                                                       755            20,762
Stage Stores, Inc.+                                                                           595            22,842
Stein Mart, Inc.+                                                                             845            19,012
TBC Corp.+                                                                                    676            18,833
Too, Inc.+                                                                                  1,176            29,012
Topps Co., Inc.                                                                             1,209            11,135
Tractor Supply Co.+                                                                         1,059            46,225
Trans World Entertainment Corp.+                                                              748            11,018
Tuesday Morning Corp.+                                                                        877            25,319
Weis Markets, Inc.                                                                            381            14,047
West Marine, Inc.+                                                                            461             9,801
Wild Oats Markets, Inc.+                                                                      974            10,354
World Fuel Services Corp.                                                                     760            23,940
Yankee Candle Co., Inc.+                                                                    1,697            53,795
Zale Corp.+                                                                                 1,814            53,912
                                                                                                     --------------
                                                                                                          7,133,705
                                                                                                     --------------

CONSUMER STAPLES -- 1.8%

FOOD, BEVERAGE & TOBACCO -- 1.4%
American Italian Pasta Co., Class A                                                           545            14,933
Boston Beer Co., Inc., Class A+                                                               291             6,373
Cal-Maine Foods, Inc.                                                                         511             4,016
Central European Distribution Corp.+                                                          413            13,749
Chiquita Brands International, Inc.                                                         1,389            37,197
Coca-Cola Bottling Co.                                                                        137             7,166
Corn Products International, Inc.                                                           2,482            64,507
Cosi, Inc.+                                                                                   701             4,767
DIMON, Inc.                                                                                 1,539             9,619
Domino's Pizza, Inc.                                                                          829            15,494

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Farmer Brothers Co.                                                                           226    $        5,413
Flowers Foods, Inc.                                                                         1,211            34,162
Gold Kist, Inc.+                                                                              465             7,394
Great Atlantic & Pacific Tea Co., Inc.+                                                       561             8,359
Hain Celestial Group, Inc.+                                                                18,575           346,238
Hansen Natural Corp.+                                                                         203            12,194
Ingles Markets, Inc., Class A                                                                 348             4,635
J & J Snack Foods Corp.                                                                       205             9,600
John B. Sanfilippo & Son, Inc.+                                                               212             5,211
Lancaster Colony Corp.                                                                        918            39,061
Lance, Inc.                                                                                   874            14,045
M&F Worldwide Corp.+                                                                          347             4,629
Maui Land & Pineapple Co., Inc.+                                                              113             4,848
MGP Ingredients, Inc.                                                                         274             2,285
Nash Finch Co.                                                                                415            15,766
National Beverage Corp.+                                                                      241             1,964
Peet's Coffee & Tea, Inc.+                                                                    397             9,786
Performance Food Group Co.+                                                                10,579           292,827
Ralcorp Holdings, Inc.                                                                        999            47,303
Ryan's Restaurant Group, Inc.+                                                              1,431            20,792
Sanderson Farms, Inc.                                                                         351            15,167
Seaboard Corp.                                                                                 11            11,803
Sensient Technologies Corp.                                                                 1,593            34,345
Standard Commercial Corp.                                                                     344             6,398
SunOpta, Inc.+                                                                             28,400           144,840
United Natural Foods, Inc.+                                                                 1,352            38,708
Universal Corp.                                                                               858            39,271
Vector Group, Ltd.                                                                            823            12,658

HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
American Greetings Corp., Class A                                                           2,091            53,279
Blyth, Inc.                                                                                   982            31,267
Central Garden & Pet Co.+                                                                     571            25,044
Chattem, Inc.+                                                                                567            25,215
CSS Industries, Inc.                                                                          233             8,516
Elizabeth Arden, Inc.+                                                                        760            18,042
Genlyte Group, Inc.+                                                                          410            36,888
Hooker Furniture Corp.                                                                        230             4,345
Inter Parfums, Inc.                                                                           173             2,491
Jarden Corp.+                                                                                 924            42,393
Kimball International, Inc., Class B                                                          735            10,658
Lifetime Hoan Corp.                                                                           239             3,702
Natures Sunshine Products, Inc.                                                               353             6,061
Playtex Products, Inc.+                                                                     1,187            10,683
Rayovac Corp.+                                                                              1,177            48,963
Rent-Way, Inc.+                                                                               892             7,314
Revlon, Inc., Class A+                                                                      4,978            14,337
Russ Berrie & Co., Inc.                                                                       189             3,619
Tempur-Pedic International, Inc.+                                                             644            12,017
Tupperware Corp.                                                                            1,776            36,159
Ultralife Batteries, Inc.+                                                                    481             8,235

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Water Pik Technologies, Inc.+                                                                 339    $        6,678
WD-40 Co.                                                                                     578            18,779
                                                                                                     --------------
                                                                                                          1,802,208
                                                                                                     --------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Learning Tree International, Inc.+                                                            303             4,366
Renaissance Learning, Inc.                                                                    264             4,520
Strayer Education, Inc.                                                                       505            57,227
Universal Technical Institute, Inc.+                                                          484            17,811
                                                                                                     --------------
                                                                                                             83,924
                                                                                                     --------------

ENERGY -- 7.0%

ENERGY SERVICES -- 3.5%
Atlas America, Inc.+                                                                           84             3,038
Atwood Oceanics, Inc.+                                                                        369            24,553
Brigham Exploration Co.+                                                                      805             7,430
CAL Dive International, Inc.+                                                               1,259            57,033
CARBO Ceramics, Inc.                                                                          438            30,726
Cheniere Energy, Inc.+                                                                        647            41,738
Crosstex Energy, Inc.                                                                          39             1,707
Danielson Holdings Corp.+                                                                   1,563            26,962
Delta Petroleum Corp.+                                                                        645             9,378
FX Energy, Inc.+                                                                              966            11,051
Giant Industries, Inc.+                                                                       361             9,278
Hornbeck Offshore Services, Inc.+                                                          42,705         1,070,187
Lufkin Industries, Inc.                                                                       227            10,962
Matrix Service Co.+                                                                           581             2,527
Mission Resources Corp.+                                                                    1,384             9,799
Newpark Resources, Inc.+                                                                    2,862            16,857
Oceaneering International, Inc.+                                                              851            31,913
Parker Drilling Co.+                                                                        3,219            18,509
PetroCorp, Inc.(1)(2)                                                                         154                 0
Resource America, Inc., Class A                                                               507            17,768
RPC, Inc.                                                                                   6,189            94,011
SEACOR Holdings, Inc.+                                                                        600            38,250
Sierra Pacific Resources+                                                                   3,997            42,968
South Jersey Industries, Inc.                                                                 471            26,564
Southern Union Co.+                                                                         2,175            54,614
Southwest Gas Corp.                                                                         1,184            28,605
Southwestern Energy Co.+                                                                    1,229            69,758
Spinnaker Exploration Co.+                                                                    856            30,414
St. Mary Land & Exploration Co.                                                               930            46,547
Stone Energy Corp.+                                                                           790            38,370
Superior Energy Services, Inc.+                                                             1,852            31,854
Swift Energy Co.+                                                                             881            25,056
Syntroleum Corp.+                                                                             962            11,775
Tesoro Corp.+                                                                               2,173            80,444
TETRA Technologies, Inc.+                                                                     757            21,529
Todco, Class A+                                                                            44,807         1,157,813
TransMontaigne, Inc.+                                                                         737             5,896

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
UIL Holding Corp.                                                                             431    $       21,830
Unisource Energy Corp.                                                                      1,167            36,142
Unit Corp.+                                                                                 1,292            58,360
Universal Compression Holdings, Inc.+                                                         583            22,078
Veritas DGC, Inc.+                                                                          1,163            34,844
Vintage Petroleum, Inc.                                                                     1,647            51,815
W-H Energy Services, Inc.+                                                                    836            20,005
WGL Holdings, Inc.                                                                          1,601            49,567
Whiting Petroleum Corp.+                                                                      919            37,477

ENERGY SOURCES -- 3.5%
Berry Petroleum Co., Class A                                                                  581            29,892
Cabot Oil & Gas Corp.                                                                       1,083            59,728
Callon Petroleum Co.+                                                                         433             6,729
Cimarex Energy Co.+                                                                         1,409            54,951
Clayton Williams Energy, Inc.+                                                                173             4,481
Comstock Resources, Inc.+                                                                   1,184            34,028
Denbury Resources, Inc.+                                                                   14,166           499,068
Dril-Quip, Inc.+                                                                              219             6,732
Edge Petroleum Corp.+                                                                         446             7,386
Encore Acquisition Co.+                                                                       820            33,866
Energy Partners, Ltd.+                                                                        826            21,451
Forest Oil Corp.+                                                                           1,717            69,539
Frontier Oil Corp.                                                                            902            32,707
FuelCell Energy, Inc.+                                                                      1,436            14,331
Global Industries, Ltd.+                                                                   91,770           862,638
Grey Wolf, Inc.+                                                                            6,355            41,816
Gulf Islands Fabrication, Inc.                                                                277             6,498
Hanover Compressor Co.+                                                                     2,618            31,599
Harvest Natural Resources, Inc.+                                                            1,225            14,565
Helmerich & Payne, Inc.                                                                     1,719            68,227
Holly Corp.                                                                                   694            25,865
Houston Exploration Co.+                                                                      436            24,830
Hydril Co.+                                                                                   542            31,658
KCS Energy, Inc.+                                                                           1,671            25,667
Key Energy Services, Inc.+                                                                  4,288            49,183
KFX, Inc.+                                                                                  1,540            20,636
Magnum Hunter Resources, Inc.+                                                              2,957            47,637
McMoRan Exploration Co.+                                                                      615            12,362
Meridian Resource Corp.+                                                                    2,077            10,717
National-Oilwell Varco, Inc.+                                                              10,035           468,635
Newfield Exploration Co.+                                                                   2,800           207,928
Oil States International, Inc.+                                                               993            20,406
Ormat Technologies, Inc.                                                                      218             3,414
Penn Virginia Corp.                                                                           626            28,733
Petroleum Development Corp.+                                                                  552            20,805
Plains Exploration & Production Co.+                                                        2,624            91,578
Plug Power, Inc.+                                                                           1,656            10,930
Quicksilver Resources, Inc.+                                                                1,008            49,120
Range Resources Corp.                                                                       2,300            53,728
Remington Oil & Gas Corp.+                                                                    734            23,136
XTO Energy, Inc.                                                                           12,266           402,815
                                                                                                     --------------
                                                                                                          7,068,017
                                                                                                     --------------

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 12.2%

BANKS -- 6.9%
1st Source Corp.                                                                              398    $        8,489
ABC Bancorp                                                                                   400             6,756
Alabama National Bancorp                                                                      450            27,850
AMCORE Financial, Inc.                                                                      4,956           140,007
Amegy Bancorp of Texas, Inc.                                                                2,345            43,031
AmericanWest Bancorp+                                                                         348             6,706
Anchor BanCorp Wisconsin, Inc.                                                                672            18,890
BancFirst Corp.                                                                               113             7,799
Bancorp, Inc.+                                                                                265             3,710
BancorpSouth, Inc.                                                                          2,630            54,283
Banctrust Financial Group, Inc.                                                             3,310            66,994
Bank Mutual Corp.                                                                           2,691            31,808
Bank of the Ozarks, Inc.                                                                      362            11,493
BankAtlantic Bancorp, Inc., Class A                                                         1,447            25,178
Bankunited Financial Corp., Class A+                                                          904            24,281
Banner Corp.                                                                                  345             9,305
Boston Private Financial Holdings, Inc.                                                       927            22,016
Brookline Bancorp, Inc.                                                                     2,016            30,038
Bryn Mawr Bank Corp.                                                                          236             4,819
Camden National Corp.                                                                         268             9,474
Capital City Bank Group, Inc.                                                                 305            12,356
Capital Corp. of the West                                                                     172             7,995
Capital Crossing Bank+                                                                        146             4,803
Capitol Bancorp, Ltd.                                                                         347            10,497
Cascade Bancorp                                                                               564            10,947
Cathay General Bancorp                                                                      1,482            46,683
Center Financial Corp.                                                                        329             5,800
Central Coast Bancorp+                                                                        385             6,456
Century Bancorp, Inc., Class A                                                                122             3,498
Charter Financial Corp.                                                                       137             4,572
Chemical Financial Corp.                                                                      859            27,922
Chittenden Corp.                                                                            1,568            40,878
Citizens Banking Corp.                                                                      1,482            43,512
City Bank                                                                                   1,368            44,241
City Holding Co.                                                                              567            16,746
Clifton Savings Bancorp, Inc.                                                                 471             5,275
Coastal Financial Corp.                                                                       486             7,309
Cobiz, Inc.                                                                                   444             8,605
Columbia Bancorp                                                                              197             6,276
Columbia Banking Systems, Inc.                                                                481            11,424
Community Bank Systems, Inc.                                                                  917            21,008
Community Banks, Inc.                                                                         363             9,071
Community Trust Bancorp, Inc.                                                                 402            11,582
Corus Bankshares, Inc.                                                                      6,130           292,340
Cullen/Frost Bankers, Inc.                                                                  5,600           252,840
CVB Financial Corp.                                                                         1,558            28,262
Dime Community Bancshares                                                                   1,053            16,006
Downey Financial Corp.                                                                      4,770           293,498
East-West Bancorp, Inc.                                                                     1,714            63,281
Eurobancshares, Inc.+                                                                         281             4,752
F.N.B. Corp.                                                                                1,697            32,498
Farmers Capital Bank Corp.                                                                    204             6,895

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Fidelity Bankshares, Inc.                                                                     679    $       15,603
Financial Institutions, Inc.                                                                  279             5,527
First Bancorp                                                                               1,145            48,376
First Bancorp NA                                                                              378             8,558
First Busey Corp.                                                                             455             8,804
First Charter Corp.                                                                        12,316           278,218
First Citizens BancShares, Inc., Class A                                                      205            30,008
First Commonwealth Financial Corp.                                                          2,374            32,524
First Community Bancorp                                                                       448            19,846
First Community Bancshares, Inc.                                                              342             9,600
First Financial Bancorp                                                                     1,196            21,827
First Financial Bankshares, Inc.                                                              469            20,931
First Financial Corp.                                                                         465            13,741
First Financial Holdings, Inc.                                                                373            10,362
First Indiana Corp.                                                                           399             9,656
First Merchants Corp.                                                                         635            16,446
First Midwest Bancorp, Inc.                                                                 1,586            51,513
First Niagara Financial Group, Inc.                                                         4,214            55,667
First Oak Brook Bancshares, Inc.                                                              225             6,590
First of Long Island Corp.                                                                     81             3,428
First Place Financial Corp.                                                                   467             8,546
First Republic Bank                                                                           616            19,940
First State Bancorp                                                                        12,130           205,907
FirstFed Financial Corp.+                                                                     575            29,331
Flagstar Bancorp, Inc.                                                                      1,082            21,153
Flushing Financial Corp.                                                                      573            10,429
FNB Corp.                                                                                     243             6,265
Franklin Bank Corp.+                                                                       25,462           439,219
Frontier Financial Corp.                                                                      550            20,845
German American Bancorp                                                                       317             4,914
Glacier Bancorp, Inc.                                                                         837            25,528
Gold Banc Corp., Inc.                                                                       1,367            19,179
Great Southern Bancorp, Inc.                                                                  353            11,462
Greater Bay Bancorp                                                                         1,750            42,717
Hancock Holding Co.                                                                           953            30,972
Hanmi Financial Corp.                                                                       1,004            16,616
Harbor Florida Bancshares, Inc.                                                               708            24,143
Harleysville National Corp.                                                                   891            18,934
IBERIABANK Corp.                                                                            2,011           113,139
Independent Bank Corp. (Massachusetts)                                                        502            14,558
Independent Bank Corp. (Michigan)                                                             637            18,326
Integra Bank Corp.                                                                            522            11,557
Interchange Financial Services Corp.                                                          561             9,677
Irwin Financial Corp.                                                                         602            13,858
ITLA Capital Corp.+                                                                           148             7,394
K-Fed Bancorp                                                                                 193             2,438
KNBT Bancorp, Inc.                                                                          1,041            15,927
Lakeland Bancorp, Inc.                                                                        580             9,031
Lakeland Financial Corp.                                                                      197             7,575
Macatawa Bank Corp.                                                                           303            10,173
MAF Bancorp, Inc.                                                                             955            39,671
Main Street Banks, Inc.                                                                       466            12,340

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Mainsource Financial Group, Inc.                                                              258    $        5,671
MCG Capital Corp.                                                                           1,153            17,739
Mercantile Bank Corp.                                                                         240             9,811
Mid-State Bancshares                                                                          741            19,711
Midwest Banc Holdings, Inc.                                                                   366             7,287
Nara Bancorp, Inc.                                                                            630             8,851
NASB Financial, Inc.                                                                          109             4,316
National Penn Bancshares, Inc.                                                              1,176            28,894
NBT Bancorp, Inc.                                                                           1,054            23,620
Northwest Bancorp, Inc.                                                                       645            13,809
OceanFirst Financial Corp.                                                                    320             7,350
Old National Bancorp                                                                        2,375            48,212
Old Second Bancorp, Inc.                                                                      403            12,161
Omega Financial Corp.                                                                         386            11,497
Oriental Financial Group                                                                      631            14,778
Pacific Capital Bancorp                                                                     9,350           278,443
Park National Corp.                                                                           492            55,350
Peapack Gladstone Financial Corp.                                                             245             6,615
Pennrock Financial Services Corp.                                                             217             7,578
Peoples Bancorp, Inc.                                                                         361             9,711
Peoples Holding Co.                                                                           308             9,579
PFF Bancorp, Inc.                                                                             642            17,719
Placer Sierra Bancshares                                                                      194             4,456
PrivateBancorp, Inc.                                                                          557            17,495
Prosperity Bancshares, Inc.                                                                   561            14,861
Provident Bancorp, Inc.                                                                     1,563            19,131
Provident Bankshares Corp.                                                                  1,105            36,421
Provident Financial Holdings, Inc.                                                            171             5,086
Provident Financial Services, Inc.                                                          2,569            43,930
R&G Financial Corp., Class B                                                                  953            29,705
Republic Bancorp, Inc.                                                                      2,401            32,510
Republic Bancorp, Inc., Class A                                                               296             6,576
Riggs National Corp.                                                                          541            10,328
Royal Bancshares of Pennsylvania, Inc., Class A                                               150             3,407
S&T Bancorp, Inc.                                                                             811            28,709
S.Y. Bancorp, Inc.                                                                            400             8,800
Sandy Spring Bancorp, Inc.                                                                    496            16,031
Santander Bancorp                                                                             179             4,713
SCBT Financial Corp.                                                                          227             6,817
Seacoast Banking Corp. of Florida                                                             392             7,715
Security Bank Corp.                                                                           160             6,590
Signature Bank+                                                                            41,108         1,089,773
Silicon Valley Bancshares, Inc.+                                                            1,162            51,198
Simmons First National Corp., Class A                                                         501            12,435
Smithtown Bancorp, Inc.                                                                       177             4,960
Southern Community Financial Corp.                                                            508             4,775
Southside Bancshares, Inc.                                                                    334             6,961
Southwest Bancorp, Inc.                                                                       364             6,716
State Bancorp, Inc.                                                                           211             5,488
Sterling Bancorp                                                                            6,482           157,318
Sterling Bancshares, Inc.                                                                   1,528            21,698
Sterling Financial Corp. (Pennsylvania)                                                       730            18,995

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Sterling Financial Corp. (Washington)+                                                        776   $        27,703
Suffolk Bancorp                                                                               370            12,221
Sun Bancorp, Inc.+                                                                            332             7,598
Susquehanna Bancshares, Inc.                                                                1,570            38,277
Taylor Capital Group, Inc.                                                                    135             4,408
Texas Capital Bancshares, Inc.+                                                               725            15,225
Texas Regional Bancshares, Inc., Class A                                                    1,399            42,124
Tompkins Trustco, Inc.                                                                        266            11,318
Trico Bancshares                                                                              380             7,961
TrustCo Bank Corp. NY                                                                       2,540            29,185
Trustmark Corp.                                                                             1,601            46,429
UMB Financial Corp.                                                                           515            29,314
Umpqua Holdings Corp.                                                                       7,095           165,668
Union Bankshares Corp.                                                                        299             9,574
United Bankshares, Inc.                                                                     1,273            42,187
United Community Banks, Inc.                                                                  974            23,113
United Community Financial Corp.                                                              917            10,170
Univest Corp. of Pennsylvania                                                                 222             8,838
Unizan Financial Corp.                                                                        739            19,214
USB Holding Co., Inc.                                                                         390             8,654
Virginia Commerce Bancorp, Inc.+                                                              229             6,192
Virginia Financial Group, Inc.                                                                240             7,895
Washington Trust Bancorp, Inc.                                                                455            12,503
Webster Financial Corp.                                                                     4,400           199,804
WesBanco, Inc.                                                                                606            16,671
West Bancorp., Inc.                                                                           572             9,747
West Coast Bancorp                                                                            513            12,209
Westamerica Bancorp                                                                         1,080            55,912
Western Sierra Bancorp+                                                                       216             7,372
Westfield Financial, Inc.                                                                     167             4,175
Wilshire Bancorp, Inc.                                                                        472             6,155
Wintrust Financial Corp.                                                                      738            34,752
WSFS Financial Corp.                                                                          203            10,670
Yardville National Bancorp                                                                    290             9,460

FINANCIAL SERVICES -- 3.6%
Accredited Home Lenders Holding Co.+                                                          555            20,108
ACE Cash Express, Inc.+                                                                       309             7,030
Advanta Corp., Class B                                                                        671            15,433
Advisory Board Co.+                                                                           608            26,570
Affiliated Managers Group, Inc.+                                                              832            51,609
American Equity Investment Life Holding Co.                                                   731             9,349
Anworth Mtg. Asset Corp.                                                                    1,524            14,554
Apollo Investment Corp.                                                                     2,112            35,439
Archipelago Holdings, Inc.+                                                                   362             6,407
Ares Capital Corp.                                                                            368             6,035
Arrow Financial Corp.                                                                         298             8,115
Asset Acceptance Capital Corp.+                                                               272             5,190
ASTA Funding, Inc.                                                                            318             6,732
Atlantic Coast Federal Corp.+                                                                 158             1,969
Bank of Granite Corp.                                                                         465             8,598
Berkshire Hills Bancorp, Inc.                                                                 181             6,109

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Beverly Hills Bancorp, Inc.                                                                   455   $         4,878
BFC Financial Corp., Class A+                                                                 290             2,741
BKF Capital Group, Inc.                                                                       207             8,282
Calamos Asset Management, Inc., Class A                                                       680            18,306
Candela Corp.+                                                                                657             5,860
Capital Southwest Corp.                                                                        74             5,853
CapitalSource, Inc.+                                                                        5,500           126,500
Central Pacific Financial Corp.                                                               956            32,169
Century Business Services, Inc.+                                                            2,160             8,856
CharterMac                                                                                  1,500            32,250
Circle Group Holdings, Inc.+                                                                  685               493
Citizens First Bancorp, Inc.                                                                  294             6,568
Cohen & Steers, Inc.                                                                          261             4,306
Collegiate Funding Services, LLC+                                                             277             4,316
Commercial Capital Bancorp, Inc.                                                            1,237            25,173
Commercial Federal Corp.                                                                    1,389            38,406
CompuCredit Corp.+                                                                            640            17,037
Credit Acceptance Corp.+                                                                      363             7,180
Digi International, Inc.+                                                                     729            10,002
Direct General Corp.                                                                          539            11,071
Encore Capital Group, Inc.+                                                                   410             5,965
eSPEED, Inc., Class A+                                                                        824             7,581
Euronet Worldwide, Inc+                                                                       772            22,041
Federal Agricultural Mtg. Corp., Class C                                                      291             5,090
Financial Federal Corp.                                                                     5,884           208,117
First Acceptance Corp.+                                                                       697             7,388
First Albany Cos., Inc.                                                                    12,600           115,416
Flanders Corp.+                                                                               450             5,076
Gabelli Asset Management, Inc., Class A                                                       222             9,912
GB&T Bancshares, Inc.                                                                         305             6,606
Gladstone Capital Corp.                                                                       298             6,324
Greenhill & Co., Inc.                                                                         171             6,122
Harris & Harris Group, Inc.+                                                                  529             6,369
Hartmarx Corp.+                                                                               784             7,479
Heartland Financial USA, Inc.                                                                 339             6,733
Horizon Financial Corp.                                                                       354             6,648
Huron Consulting Group, Inc.+                                                                 200             4,142
Interactive Data Corp.+                                                                     1,251            25,958
International Securities Exchange, Inc.+                                                    2,200            57,200
Investment Technology Group, Inc.+                                                          1,498            26,215
Ipayment, Inc.+                                                                               357            15,065
Jackson Hewitt Tax Service, Inc.                                                            1,278            26,736
Jacuzzi Brands, Inc.+                                                                       2,571            25,093
Knight Trading Group, Inc., Class A+                                                        3,782            36,458
LaBranche & Co., Inc.+                                                                      1,809            16,824
MarketAxess Holdings, Inc.+                                                                22,170           247,639
MB Financial, Inc.                                                                            659            25,240
MBT Financial Corp.                                                                           413             7,793
Metris Cos., Inc.+                                                                          1,096            12,703
National Financial Partners Corp.                                                           1,092            43,462
NBC Capital Corp.                                                                             232             5,610
NCO Group, Inc.+                                                                              918            17,947
Nelnet, Inc., Class A+                                                                     19,780           629,597

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
NGP Capital Resources Co.                                                                     536   $         8,619
Oak Hill Financial, Inc.                                                                      123             4,140
Ocwen Financial Corp.+                                                                      1,258            10,152
Partners Trust Financial Group, Inc.                                                        1,053            11,162
Pennfed Financial Services, Inc.                                                              312             4,630
Piper Jaffray Cos.+                                                                        29,077         1,063,927
Portfolio Recovery Associates, Inc.+                                                        6,210           211,326
PRG Shultz International, Inc.+                                                             1,397             6,999
QC Holdings, Inc.+                                                                            170             2,555
Rewards Network, Inc.+                                                                        543             2,259
Sanders Morris Harris Group, Inc.                                                             403             7,286
State Financial Services Corp., Class A                                                       195             7,205
Stifel Financial Corp.+                                                                       242             5,276
SWS Group, Inc.                                                                               515             8,255
Tierone Corp.                                                                                 553            12,995
TNS, Inc.+                                                                                    153             2,746
Tower Group, Inc.                                                                             490             6,537
United Panam Financial Corp.+                                                                 158             3,222
Universal American Financial Corp.+                                                           899            15,553
World Acceptance Corp.+                                                                       547            13,959

INSURANCE -- 1.7%
21st Century Insurance Group#                                                                 751            10,476
Affirmative Insurance Holdings, Inc.                                                          322             4,750
Alfa Corp.                                                                                  1,130            16,328
American Physicians Capital, Inc.+                                                            293            10,041
AmerUs Group Co.                                                                            1,343            63,457
Argonaut Group, Inc.+                                                                         801            16,997
Baldwin & Lyons, Inc., Class B                                                                208             5,396
Bristol West Holdings, Inc.                                                                   516             7,998
Ceres Group, Inc.+                                                                          1,029             5,587
Citizens, Inc.+                                                                             1,066             6,130
CNA Surety Corp.+                                                                          14,030           190,808
Commerce Group, Inc.                                                                          798            49,460
Crawford & Co., Class B                                                                       443             3,167
Delphi Financial Group, Inc., Class A                                                         843            36,249
Donegal Group, Inc., Class A                                                                  281             5,106
EMC Insurance Group, Inc.                                                                     201             3,831
Enstar Group, Inc.+                                                                           112             6,720
FBL Financial Group, Inc., Class A                                                            430            12,040
FPIC Insurance Group, Inc.+                                                                   278             8,938
Great American Financial Resources, Inc.                                                      243             4,116
Harleysville Group, Inc.                                                                      445             8,838
Hilb, Rogal & Hamilton Co.                                                                  1,049            37,554
Horace Mann Educators Corp.                                                                 1,362            24,162
Independence Holding Co.                                                                      157             2,831
Infinity Property & Casualty Corp.                                                            704            22,007
Insurance Auto Auctions, Inc.+                                                                297             8,271
Kansas City Life Insurance Co.                                                                128             6,241
LandAmerica Financial Group, Inc.                                                             613            30,668
LifeCell Corp.+                                                                               973             8,660
Midland Co.                                                                                 9,611           302,843

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
National Western Life Insurance Co., Class A+                                                  70   $        11,966
Navigators Group, Inc.+                                                                       295             9,778
NYMAGIC, Inc.                                                                                 116             2,749
Ohio Casualty Corp.+                                                                        2,090            48,028
Philadelphia Consolidated Holding Co.+                                                        613            47,526
Phoenix Cos., Inc.                                                                          3,229            41,267
PICO Holdings, Inc.+                                                                          276             7,151
PMA Capital Corp., Class A+                                                                   918             7,344
Presidential Life Corp.                                                                       724            11,787
ProAssurance Corp.+                                                                           891            35,194
RLI Corp.                                                                                   5,859           242,856
Safety Insurance Group, Inc.                                                                  342            10,588
Selective Insurance Group, Inc.                                                               950            43,918
State Auto Financial Corp.                                                                    463            12,325
Stewart Information Services Corp.                                                            577            21,649
Triad Guaranty, Inc.+                                                                       2,819           148,308
UICI                                                                                        1,292            31,331
United Fire & Casualty Co.                                                                    482            16,306
USI Holdings Corp.+                                                                         1,202            14,160
Vesta Insurance Group, Inc.                                                                 1,229             4,363
Zenith National Insurance Corp.                                                               362            18,773
                                                                                                    ---------------
                                                                                                         12,446,625
                                                                                                    ---------------

HEALTHCARE -- 10.7%

DRUGS -- 3.8%
Abgenix, Inc.+                                                                              2,771            19,397
Able Laboratories, Inc.+                                                                      587            13,771
Accelrys, Inc.+                                                                               833             4,940
Adolor Corp.+                                                                               1,327            13,190
Advancis Pharmaceutical Corp.+                                                                323             1,195
Aksys, Ltd.+                                                                                  279               884
Alexion Pharmaceuticals, Inc.+                                                                918            19,888
Alkermes, Inc.+                                                                             3,060            31,763
Alpharma, Inc., Class A                                                                     1,342            16,533
Antigenics, Inc.+                                                                             865             5,795
Applera Corp. - Celera Genomics Group+                                                      2,484            25,461
ARIAD Pharmaceuticals, Inc.+                                                                1,780             9,968
Array Biopharma, Inc.+                                                                        817             5,727
AVANT Immunotherapeutics, Inc.+                                                             2,537             4,135
Axonyx, Inc.+                                                                               1,746             2,148
Barrier Therapeutics, Inc.+                                                                   220             3,408
Bio-Rad Laboratories, Inc., Class A+                                                          589            28,690
BioCryst Pharmaceuticals, Inc.+                                                               555             2,559
BioMarin Pharmaceutical, Inc.+                                                             14,298            73,635
Bradley Pharmaceuticals, Inc.+                                                                464             4,436
Caraco Pharmaceutical Laboratories, Ltd.+                                                     311             2,544
Connetics Corp.+                                                                            1,069            27,035
Corcept Therapeutics, Inc.+                                                                   155               704
Corgentech, Inc.+                                                                             208               483
Corixa Corp.+                                                                               2,019             6,198
Cubist Pharmaceuticals, Inc.+                                                               1,372            14,571

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
CuraGen Corp.+                                                                              1,473   $         6,128
CV Therapeutics, Inc.+                                                                      1,071            21,806
Cypress Biosciences, Inc.+                                                                 37,703           344,605
CYTOGEN Corp.+                                                                                528             3,057
Cytokinetics, Inc.+                                                                           263             1,725
Dendreon Corp.+                                                                             1,966            10,715
DepoMed, Inc.+                                                                                718             2,829
Digene Corp.+                                                                                 481             9,981
Discovery Laboratories, Inc.+                                                               1,591             8,957
Diversa Corp.+                                                                                809             4,029
Dov Pharmaceutical, Inc.+                                                                     484             6,621
Durect Corp.+                                                                               1,035             3,767
DUSA Pharmaceuticals, Inc.+                                                                   511             4,461
Dyax Corp.+                                                                                   891             2,869
EGL, Inc.+                                                                                  1,218            27,770
Encysive Pharmaceuticals, Inc.+                                                             1,942            19,847
Enzo Biochem, Inc.+                                                                           864            12,459
Enzon Pharmaceuticals, Inc.+                                                                1,499            15,275
Exelixis, Inc.+                                                                             1,953            13,241
First Horizon Pharmaceutical Corp.+                                                           893            15,074
Genaera Corp.+                                                                              1,934             4,410
Genelabs Technologies, Inc.+                                                                2,997             1,798
Genencor International, Inc.+                                                                 260             5,000
Genta, Inc.+                                                                                2,068             2,337
Geron Corp.+                                                                                1,539             9,403
Guilford Pharmaceuticals, Inc.+                                                             1,501             3,452
HealthExtras, Inc.+                                                                           573             9,540
I-Flow Corp.+                                                                                 622             9,846
Idenix Pharmaceuticals, Inc.+                                                                 196             3,891
Illumina, Inc.+                                                                               994             8,032
ImmunoGen, Inc.+                                                                            1,246             6,517
Immunomedics, Inc.+                                                                         1,539             3,740
Impax Laboratories, Inc.+                                                                   1,662            26,592
Incyte Corp.+                                                                               2,351            16,057
Indevus Pharmaceuticals, Inc.+                                                              1,409             3,917
Inkine Pharmaceutical Co., Inc.+                                                            1,663             5,155
Inspire Phamaceutical, Inc.+                                                                1,399            11,416
Integra LifeSciences Holdings Corp.+                                                       35,191         1,239,427
Isis Pharmaceuticals, Inc.+                                                                 1,765             6,831
Ista Pharmaceuticals, Inc.+                                                                   282             2,786
Kos Pharmaceuticals, Inc.+                                                                    403            16,797
Kosan Biosciences, Inc.+                                                                      718             2,944
KV Pharmaceutical Co., Class A+                                                             1,217            28,234
Lannett Co., Inc.+                                                                            232             1,462
Ligand Pharmaceuticals, Inc., Class B+                                                      2,523            14,457
Marshall Edwards, Inc.+                                                                       240             2,002
Maxygen, Inc.+                                                                                616             5,285
Medarex, Inc.+                                                                              2,701            19,258
Medicines Co.+                                                                             22,322           505,816
Momenta Pharmaceuticals, Inc.+                                                                207             1,753
Myogen, Inc.+                                                                                 638             5,034
Nanogen, Inc.+                                                                              1,163             4,047

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Neopharm, Inc.+                                                                               583   $         4,530
Neose Technologies, Inc.+                                                                     704             1,816
Neurogen Corp.+                                                                               852             6,032
Northfield Laboratories, Inc.+                                                                651             7,324
Noven Pharmaceuticals, Inc.+                                                                  801            13,585
NPS Pharmaceuticals, Inc.+                                                                  1,266            15,977
Onyx Pharmaceuticals, Inc.+                                                                 8,583           269,077
Oscient Pharmaceuticals Corp.+                                                              2,070             4,844
Pain Therapeutics, Inc.+                                                                    1,078             5,476
Par Pharmaceutical Cos., Inc.+                                                             13,224           442,211
Parexel International Corp.+                                                                  889            20,891
Penwest Pharmaceuticals Co.+                                                                  563             6,959
Peregrine Pharmaceuticals, Inc.+                                                            4,289             6,305
Perrigo Co.                                                                                 2,047            39,200
Pharmacyclics, Inc.+                                                                          670             5,380
Pharmion Corp,+                                                                               508            14,732
Pharmos Corp.+                                                                              3,195             2,013
Pozen, Inc.+                                                                                  820             4,272
Praecis Pharmaceuticals, Inc.+                                                              1,781             1,870
Priority Healthcare Corp., Class B+                                                           979            21,176
Progenics Pharmaceuticals, Inc.+                                                              398             6,690
Regeneration Technologies, Inc.+                                                              796             8,207
Regeneron Pharmaceuticals, Inc.+                                                            1,299             6,638
Renovis, Inc.+                                                                                202             1,630
Salix Pharmaceuticals, Ltd.+                                                                1,226            20,217
Santarus, Inc.+                                                                               289             1,405
SciClone Pharmaceuticals, Inc.+                                                             1,522             4,322
Star Scientific, Inc.+                                                                        953             5,041
SuperGen, Inc.+                                                                             1,703             8,277
Tanox, Inc.+                                                                                  812             7,795
Tercica, Inc.+                                                                                193             1,473
Trimeris, Inc.+                                                                               531             5,979
United Therapeutics Corp.+                                                                    647            29,565
Vertex Pharmaceuticals, Inc.+                                                               2,514            23,531
Vicuron Phamaceuticals, Inc.+                                                               1,745            27,501
Von Pharmaceuticals, Inc.+                                                                  1,888             5,381
Zymogenetics, Inc.+                                                                           663            10,117

HEALTH SERVICES -- 3.4%
Alliance Imaging, Inc.+                                                                       434             4,145
Allscripts Heathcare Solutions, Inc.+                                                         929            13,285
Amedisys, Inc.+                                                                               452            13,673
America Service Group, Inc.+                                                                  362             8,011
American Healthways, Inc.+                                                                    989            32,657
AMERIGROUP Corp.+                                                                           9,896           361,798
AMN Healthcare Services, Inc.+                                                                389             6,189
Amsurg Corp.+                                                                               1,031            26,084
Angelica Corp.                                                                                307             8,596
Apria Healthcare Group, Inc.+                                                              11,746           377,047
Beverly Enterprises, Inc.+                                                                  3,655            45,249
Bio-Reference Laboratories, Inc.+                                                             288             4,009
Biolase Technology, Inc.                                                                      558             4,743

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Centene Corp.+                                                                              1,382   $        41,446
Cerner Corp.+                                                                               3,737           196,230
Corvel Corp.+                                                                                 214             4,562
CTI Molecular Imaging, Inc.+                                                                1,059            21,466
Dendrite International, Inc.+                                                              13,130           184,345
Diagnostic Products Corp.                                                                     741            35,790
Drugstore.com, Inc.+                                                                        1,512             3,901
Eclipsys Corp.+                                                                             1,242            19,226
Genesis Healthcare Corp.+                                                                     677            29,037
Gentiva Health Services, Inc.+                                                                862            13,947
Healthcare Services Group, Inc.                                                               507            12,295
IDX Systems Corp.+                                                                            706            24,519
Intuitive Surgical, Inc.+                                                                   1,146            52,109
Kindred Healthcare, Inc.+                                                                     896            31,450
Laserscope+                                                                                   621            19,711
LifePoint Hospitals, Inc.+                                                                  1,252            54,888
Magellan Health Services, Inc.+                                                               915            31,156
Matria Healthcare, Inc.+                                                                      526            16,153
Medcath Corp.+                                                                                204             5,977
Medical Action Indiana, Inc.+                                                                 282             5,330
Medical Staffing Network Holdings, Inc.+                                                      409             2,704
MedQuist, Inc.+                                                                            18,100           242,540
Merge Technologies, Inc.+                                                                     372             6,529
Metrologic Instruments, Inc.+                                                                 357             8,025
Micro Therapeutics, Inc.+                                                                     407             1,571
Molina Healthcare, Inc.+                                                                      353            16,270
Nabi Biopharmaceuticals+                                                                    1,959            24,448
National Dentex Corp.+                                                                     13,400           263,980
National Healthcare Corp.                                                                     226             7,731
NDCHealth Corp.                                                                             1,227            19,607
NeighborCare, Inc.+                                                                         1,277            37,352
Nutraceutical International Corp.+                                                            273             4,330
Nuvelo, Inc.+                                                                                 970             6,305
OCA, Inc.+                                                                                  1,437             6,107
Odyssey Healthcare, Inc.+                                                                   1,246            14,653
Omnicell, Inc.+                                                                               739             5,328
Option Care, Inc.                                                                             455             9,368
PDI, Inc.+                                                                                    291             5,966
Pediatrix Medical Group, Inc.+                                                              2,956           202,752
PRA International+                                                                            267             7,190
Province Healthcare Co.+                                                                    1,685            40,592
Psychiatric Solutions, Inc.+                                                                  391            17,986
Radiation Therapy Services, Inc.+                                                             187             3,549
RehabCare Group, Inc.+                                                                     14,051           403,404
Res-Care, Inc.+                                                                               590             7,381
Sierra Health Services, Inc.+                                                                 754            48,135
SonoSite, Inc.+                                                                               503            13,068
Specialty Laboratories, Inc.+                                                                 276             2,636
Sunrise Senior Living, Inc.+                                                                  552            26,827
Symbion, Inc.+                                                                                286             6,112
United Surgical Partners International, Inc.+                                               4,263           195,118
Valeant Pharmaceuticals International                                                       2,789            62,808

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Vistacare, Inc., Class A+                                                                     309   $         6,325
WellCare Health Plans, Inc.+                                                                  311             9,473

MEDICAL PRODUCTS -- 3.5%
Abaxis, Inc.+                                                                                 601             5,319
ABIOMED, Inc.+                                                                                519             5,491
Advanced Medical Optics, Inc.+                                                              1,215            43,995
Advanced Neuromodulation Systems, Inc.+                                                    19,185           514,350
Align Technology, Inc.+                                                                     1,772            11,057
American Medical Systems Holdings, Inc.+                                                    1,722            29,584
Animas Corp.+                                                                               5,646           114,106
Arrow International, Inc.                                                                     655            22,499
ArthroCare Corp.+                                                                             723            20,605
Aspect Medical Systems, Inc.+                                                                 415             8,960
AtheroGenics, Inc.+                                                                         1,259            16,480
Bentley Pharmaceuticals, Inc.+                                                             23,723           174,601
Bioenvision, Inc.+                                                                            719             4,134
Biosite, Inc.+                                                                                446            23,205
BioVeris Corp.+                                                                               699             3,691
Bone Care International, Inc.+                                                                532            13,800
Bruker BioSciences Corp.+                                                                     727             2,559
CancerVax Corp.+                                                                              561             3,697
Cardiac Science, Inc.+                                                                      2,505             2,881
CardioDynamics International Corp.+                                                         1,226             3,580
Cell Genesys, Inc.+                                                                         1,525             6,908
Cell Therapeutics, Inc.+                                                                    2,067             7,421
Cepheid, Inc.+                                                                              1,420            13,731
Ciphergen Biosystems, Inc.+                                                                   794             2,199
Closure Medical Corp.+                                                                        231             6,168
Conceptus, Inc.+                                                                              869             6,778
CONMED Corp.+                                                                               1,015            30,572
Curis, Inc.+                                                                                1,601             5,732
Cyberonics, Inc.+                                                                             586            25,884
Datascope Corp.                                                                               394            12,049
Decode Genetics, Inc.+                                                                      1,642             9,359
DJ Orthopedics, Inc.+                                                                         614            15,381
Encore Medical Corp.+                                                                       1,048             5,638
EPIX Pharmaceuticals, Inc.+                                                                   782             5,474
Exactech, Inc.+                                                                               206             3,496
Foxhollow Technologies, Inc.+                                                                 153             4,315
GTX, Inc.+                                                                                    184             1,674
Haemonetics Corp.+                                                                            667            28,121
Hanger Orthopedic Group, Inc.+                                                                728             4,332
Hayes Lemmerz International, Inc.+                                                          1,292             6,718
Hollis-Eden Pharmaceuticals+                                                                  472             3,325
Hologic, Inc.+                                                                                695            22,153
Human Genome Sciences, Inc.+                                                                4,261            39,286
ICU Medical, Inc.+                                                                            359            12,744
ID Biomedical Corp.+                                                                       12,100           184,646
Immucor, Inc.+                                                                              1,525            46,040
Immunicon Corp.+                                                                              204             1,202
InterMune, Inc.+                                                                              982            10,802

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Intralase Corp.+                                                                              250   $         4,185
Invacare Corp.                                                                                884            39,453
Inverness Medical Innovations, Inc.+                                                          461            10,834
Isolagen, Inc.+                                                                               751             4,724
IVAX Diagnostics, Inc.+                                                                       226               915
Kensey Nash Corp.+                                                                            326             8,828
Keryx Biopharmaceuticals, Inc.+                                                               735             9,820
Kyphon, Inc.+                                                                                 798            20,086
LabOne, Inc.+                                                                                 578            19,929
LCA-Vision, Inc.                                                                           31,876         1,061,471
Lexicon Genetics, Inc.+                                                                     2,165            11,063
Lifeline Systems, Inc.+                                                                       376            11,400
Luminex Corp.+                                                                                912             6,867
Mannkind Corp.+                                                                               447             6,361
Maxim Pharmaceuticals, Inc.+                                                                  970             1,707
Medis Technologies, Ltd.+                                                                     448             6,424
Mentor Corp.                                                                                1,439            46,192
Merit Medical Systems, Inc.+                                                                  803             9,628
Microtek Medical Holdings, Inc.+                                                            1,470             5,263
Microvision, Inc.+                                                                            639             3,725
Molecular Devices Corp.+                                                                      525             9,975
Myriad Genetics, Inc.+                                                                      1,045            19,218
NitroMed, Inc.+                                                                               336             5,816
NuVasive, Inc.+                                                                               218             2,817
Omega Protein Corp.+                                                                          201             1,371
OraSure Technologies, Inc.+                                                                 1,355             9,973
Orthologic Corp.+                                                                           1,289             6,522
Orthovita, Inc.+                                                                            1,583             5,382
Palatin Technologies, Inc.+                                                                 1,792             4,193
Palomar Medical Technologies, Inc.+                                                           406            10,950
PetMed Express, Inc.+                                                                         336             2,490
PolyMedica Corp.                                                                              894            28,393
Possis Medical, Inc.+                                                                         545             4,562
PSS World Medical, Inc.+                                                                    2,296            26,106
Quality Systems, Inc.+                                                                        236             9,992
Quidel Corp.+                                                                               1,075             4,203
Rigel Pharmaceuticals, Inc.+                                                                  341             5,470
Seattle Genetics, Inc.+                                                                     1,062             5,459
Serologicals Corp.+                                                                         1,002            24,489
Sonic Innovations, Inc.+                                                                      632             3,527
Stereotaxis, Inc.+                                                                            187             1,449
STERIS Corp.+                                                                               2,300            58,075
SurModics, Inc.+                                                                              486            15,508
Sybron Dental Specialties, Inc.+                                                            1,262            45,306
Techne Corp.+(3)                                                                            1,400            56,252
Telik, Inc.+                                                                                1,390            20,961
ThermoGenesis Corp.+                                                                        1,523             7,615
Third Wave Technologies, Inc.+                                                                962             5,541
Thoratec Corp.+                                                                             1,531            18,709
Transkaryotic Therapies, Inc.+                                                              1,001            24,990
TriPath Imaging, Inc.+                                                                        933             6,568
Urologix, Inc.+                                                                               482             2,212

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
USANA Health Sciences, Inc.+                                                                  358   $        16,933
Ventana Medical Systems, Inc.+                                                                938            35,137
Viasys Healthcare, Inc.+                                                                    1,049            20,015
VISX, Inc.+                                                                                 1,591            37,293
Vital Signs, Inc.                                                                             190             7,579
Vnus Medical Technologies+                                                                  5,958            68,994
West Pharmaceutical Services, Inc.                                                          1,012            24,187
Wright Medical Group, Inc.+                                                                   903            21,672
Young Innovations, Inc.                                                                       161             5,901
Zila, Inc.+                                                                                 1,547             6,250
Zoll Medical Corp.+                                                                           315             7,097
                                                                                                    ---------------
                                                                                                         10,914,912
                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL -- 18.5%

AEROSPACE & MILITARY TECHNOLOGY -- 1.8%
AAR Corp.+                                                                                  1,096            14,906
Alliant Techsystems, Inc.+                                                                 12,200           871,690
Armor Holdings, Inc.+                                                                         977            36,237
BE Aerospace, Inc.+                                                                         1,909            22,908
Curtiss-Wright Corp.                                                                          714            40,698
DRS Technologies, Inc.+                                                                     6,710           285,175
Ducommun, Inc.+                                                                               244             4,880
EDO Corp.                                                                                     533            16,017
Engineered Support Systems, Inc.                                                              755            40,408
Esterline Technologies Corp.+                                                                 830            28,676
GenCorp, Inc.                                                                               1,601            32,020
HEICO Corp.                                                                                   665            13,366
HEICO Corp., Class A                                                                       10,900           172,983
Herley Industries, Inc.+                                                                      387             6,622
Innovative Solutions & Support, Inc.+                                                         234             7,429
Kaman Corp., Class A                                                                          718             8,939
Moog, Inc., Class A+                                                                          886            40,047
MTC Technologies, Inc.+                                                                       242             7,865
Orbital Sciences Corp.+                                                                     1,754            16,979
REMEC, Inc.+                                                                                2,097            11,072
Sequa Corp., Class A+                                                                         210            10,888
Sturm Ruger & Co., Inc.                                                                       720             4,990
Teledyne Technologies, Inc.+                                                                1,103            34,524
Titan Corp.+                                                                                2,747            49,885
Triumph Group, Inc.+                                                                          539            20,989
United Industrial Corp.                                                                       313             9,271

BUSINESS SERVICES -- 4.8%
24/7 Real Media, Inc.+                                                                        968             3,146
Aaron Rents, Inc.                                                                           1,298            25,960
ABM Industries, Inc.                                                                        1,276            24,537
Actuant Corp., Class A+                                                                       776            34,858
Administaff, Inc.+                                                                            735            10,731
Albany Molecular Research, Inc.+                                                              796             8,183
Alderwoods Group, Inc.+                                                                     1,365            16,981
Alico, Inc.+                                                                                  125             6,588
AMERCO, Inc.+                                                                                 319            14,770

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

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
AMIS Holdings, Inc.+                                                                        1,062   $        11,990
Arbitron, Inc.                                                                              1,053            45,174
Aviall, Inc.+                                                                                 808            22,624
Banta Corp.                                                                                   850            36,380
Beacon Roofing Supply, Inc.+                                                                  467            10,220
Black Box Corp.                                                                             4,449           166,437
Bowne & Co., Inc.                                                                           1,194            17,958
Brady Corp., Class A                                                                        1,248            40,373
Bright Horizons Family Solutions, Inc.+                                                       908            30,636
Brightpoint, Inc.+                                                                            616            11,538
Building Material Holding Corp.                                                               461            20,505
Calgon Carbon Corp.                                                                         1,158             9,889
Casella Waste Systems, Inc., Class A+                                                         671             8,877
Catalina Marketing Corp.                                                                    1,775            45,973
CDI Corp.                                                                                     415             9,184
Central Parking Corp.                                                                         634            10,892
Charles River Associates, Inc.+                                                               346            17,075
Chemed Corp.                                                                                  410            31,357
Cherokee International Corp.+                                                                 238             1,664
CLARCOR, Inc.                                                                                 865            44,945
Clark, Inc.                                                                                   548             8,483
Coinstar, Inc.+                                                                               725            15,370
Consolidated Graphics, Inc.+                                                                  382            20,093
Cornell Cos., Inc.+                                                                           457             5,758
CoStar Group, Inc.+                                                                           545            20,083
Cross Country Healthcare, Inc.+                                                            18,587           311,518
CSG Systems International, Inc.+                                                            1,733            28,231
CUNO, Inc.+                                                                                   574            29,498
Darling International, Inc.+                                                                2,181             8,702
DiamondCluster International, Inc.+                                                           798            12,848
Duratek, Inc.+                                                                                347             6,923
Educate, Inc.+                                                                                607             8,419
Electro Rent Corp.+                                                                           619             8,307
EMCOR Group, Inc.+                                                                          5,216           244,213
EnerSys+                                                                                      431             5,646
Ennis, Inc.                                                                                   557             9,424
Exide Technologies+                                                                           682             8,798
Exponent, Inc.+                                                                               203             4,850
Federal Signal Corp.                                                                        1,537            23,316
First Advantage Corp., Class A+                                                               109             2,289
Forrester Research, Inc.+                                                                     469             6,604
FTI Consulting, Inc.+                                                                       1,447            29,866
Gartner, Inc., Class A+                                                                     2,161            20,681
Geo Group, Inc.+                                                                              286             8,174
Gevity HR, Inc.                                                                               811            15,506
Granite Construction, Inc.                                                                  1,067            28,030
Handleman Co.                                                                                 718            13,613
Harsco Corp.                                                                                5,100           304,011
Heidrick & Struggles International, Inc.+                                                     568            20,885
Hooper Holmes, Inc.                                                                         1,949             7,445
Hudson Highland Group, Inc.+                                                                  680            11,621
Infrasource Services, Inc.+                                                                   297             3,564

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Input/Output, Inc.+                                                                         2,176   $        14,035
Insituform Technologies, Inc., Class A+                                                       908            13,175
Integrated Electrical Services, Inc.+                                                       1,126             3,108
Intersections, Inc.+                                                                          237             3,448
Intevac, Inc.+                                                                                568             5,356
John H. Harland Co.                                                                         6,665           229,009
Kelly Services, Inc., Class A                                                                 541            15,575
Kforce, Inc.+                                                                                 870             9,561
Korn/Ferry International+                                                                   1,064            20,248
Labor Ready, Inc.+                                                                         21,409           399,278
Landauer, Inc.                                                                                306            14,547
Layne Christensen Co.+                                                                        336             5,803
LKQ Corp.+                                                                                    499            10,015
Marlin Business Services, Inc.+                                                               201             4,096
Maximus, Inc.                                                                                 639            21,400
McGrath Rentcorp                                                                              658            15,384
Mine Safety Appliances Co.                                                                    733            28,396
Mobile Mini, Inc.+                                                                            491            19,841
MPS Group, Inc.+                                                                            3,586            37,689
Navarre Corp.+                                                                                712             5,660
Navigant Consulting, Inc.+                                                                  1,565            42,615
Niku Corp.+                                                                                11,100           200,355
NuCo2, Inc.+                                                                                  229             6,023
Overstock.com, Inc.+                                                                          396            17,024
Owens & Minor, Inc.                                                                         1,271            34,508
Patrick Industries, Inc.+                                                                  15,700           160,925
Paxar Corp.+                                                                                1,181            25,203
Pegasus Solutions, Inc.+                                                                   11,833           139,866
Pre-Paid Legal Services, Inc.                                                                 305            10,321
Princeton Review, Inc.+                                                                       559             3,080
Proxymed, Inc.+                                                                               203             1,764
Quanta Services, Inc.+                                                                      2,454            18,724
R.H. Donnelley Corp.+                                                                         774            44,962
RAE Systems, Inc.+                                                                          1,179             3,620
Resources Connection, Inc.+                                                                 1,514            31,688
Rollins, Inc.                                                                               1,002            18,637
ScanSource, Inc.+                                                                             402            20,836
SCP Pool Corp.                                                                              1,762            56,137
SFBC International, Inc.+                                                                     431            15,188
SITEL Corp.+                                                                                1,992             3,904
Sotheby's Holdings, Inc., Class A+                                                          1,557            26,407
Source Interlink Cos., Inc.+                                                                  671             7,549
SOURCORP, Inc.+                                                                               547            11,017
Spherion Corp.+                                                                             2,059            15,422
StarTek, Inc.                                                                                 369             6,199
Stewart Enterprises, Inc., Class A+                                                         3,659            22,503
TeleTech Holdings, Inc.+                                                                    1,279            16,525
Tetra Tech, Inc.+                                                                           1,906            24,054
TRC Cos., Inc.+                                                                               312             4,586
United Rentals, Inc.+                                                                       1,475            29,810
United Stationers, Inc.+                                                                    8,558           387,249
Universal Display Corp.+                                                                      708             4,949

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
UNOVA, Inc.+                                                                                1,564   $        32,297
URS Corp.+                                                                                  1,067            30,676
ValueVision Media, Inc., Class A+                                                             617             7,632
Vertrue, Inc.+                                                                                199             7,053
Volt Information Sciences, Inc.+                                                              274             6,617
Waste Connections, Inc.+                                                                    1,642            57,060
Watsco, Inc.                                                                                  755            31,786
Watson Wyatt & Co. Holdings                                                                13,194           358,877
WESCO International, Inc.+                                                                    616            17,248

ELECTRICAL EQUIPMENT -- 3.7%
A.O. Smith Corp.                                                                              577            16,658
Acuity Brands, Inc.                                                                         1,448            39,096
Advanced Energy Industries, Inc.+                                                             720             6,962
Ametek, Inc.                                                                               37,700         1,517,425
Artesyn Technologies, Inc.+                                                                 1,174            10,225
Asyst Technologies, Inc.+                                                                   1,599             7,659
Axcelis Technologies, Inc.+                                                                 3,393            24,769
Baldor Electric Co.                                                                         1,128            29,114
C&D Technologies, Inc.                                                                        866             8,703
Cabot Microelectronics Corp.+                                                                 847            26,579
Capstone Turbine Corp.+                                                                     2,844             4,408
Crane Co.                                                                                   9,700           279,263
ElkCorp                                                                                       673            25,884
Franklin Electric Co., Inc.                                                                   546            20,601
General Cable Corp.+                                                                        1,342            16,198
KEMET Corp.+                                                                                2,723            21,103
LeCroy Corp.+                                                                                 270             4,625
Littelfuse, Inc.+                                                                             749            21,459
Otter Tail Corp.                                                                              881            22,060
Power-One, Inc.+                                                                            2,181            10,600
Roper Industries, Inc.                                                                     25,700         1,683,350
Vicor Corp.                                                                                   654             6,828

MACHINERY -- 6.0%
Albany International Corp., Class A                                                        11,792           364,137
Applied Industrial Technologies, Inc.                                                         870            23,664
AptarGroup, Inc.                                                                            7,244           376,543
Astec Industries, Inc.+                                                                       471            10,386
Blount International, Inc.+                                                                   200             3,396
Bucyrus International, Inc., Class A                                                          417            16,288
Cascade Corp.                                                                                 362            12,670
Cognex Corp.                                                                                1,294            32,195
Flowserve Corp.+                                                                            1,853            47,937
Formfactor, Inc.+                                                                             951            21,531
Gardner Denver, Inc.+                                                                         675            26,669
Global Power Equipment Group, Inc.+                                                         1,156            11,074
Gorman-Rupp Co.                                                                               314             6,738
IDEX Corp.                                                                                 44,911         1,812,159
JLG Industries, Inc.                                                                        1,493            32,174
Joy Global, Inc.                                                                            2,532            88,772
Kadant, Inc.+                                                                                 489             9,071
Kennametal, Inc.                                                                            7,041           334,377

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY (CONTINUED)
Kulicke & Soffa Industries, Inc.+                                                           1,732   $        10,894
Lawson Products, Inc.                                                                         167             7,816
Lincoln Electric Holdings, Inc.                                                             1,095            32,938
Lindsay Manufacturing Co.                                                                   7,598           144,970
Lone Star Technologies, Inc.+                                                                 984            38,799
MagneTek, Inc.+                                                                               811             4,323
Manitowoc Co., Inc.                                                                           908            36,674
Matthews International Corp., Class A                                                       1,094            35,839
Middleby Corp.                                                                                153             7,558
Milacron, Inc.+                                                                               938             2,861
NACCO Industries, Inc., Class A                                                               161            16,412
Nordson Corp.                                                                              24,002           883,754
Pentair, Inc.                                                                              10,600           413,400
Photon Dynamics, Inc.+                                                                        565            10,769
Presstek, Inc.+                                                                               875             6,755
Regal-Beloit Corp.                                                                            769            22,139
Robbins & Myers, Inc.                                                                         369             8,122
Sauer-Danfoss, Inc.                                                                        19,143           433,206
Snap-On, Inc.                                                                               5,500           174,845
Standex International Corp.                                                                   412            11,248
Stewart & Stevenson Services, Inc.                                                            884            20,235
Tecumseh Products Co., Class A                                                                558            22,102
Tennant Co.                                                                                   264            10,214
Terex Corp.+                                                                                1,642            71,099
Thomas Industries, Inc.                                                                     3,996           158,401
Toro Co.                                                                                      760            67,260
Valence Technology, Inc.+                                                                   1,967             6,039
Westinghouse Air Brake Technologies Corp.                                                  12,656           259,321

MULTI-INDUSTRY -- 0.2%
Eagle Materials, Inc.                                                                         623            50,426
Enpro Industries, Inc.+                                                                       706            19,415
ESCO Technologies, Inc.+                                                                      421            33,827
Griffon Corp.+                                                                                834            17,856
Perini Corp.+                                                                                 228             3,144
Plexus Corp.+                                                                               1,473            16,954
Quixote Corp.                                                                                 168             3,641
Raven Industries, Inc.                                                                        527            10,761
Terremark Worldwide, Inc.+                                                                 10,233             6,652
Tredegar Corp.                                                                                950            16,017
Trinity Industries, Inc.                                                                    1,248            35,156

TRANSPORTATION -- 2.0%
Alexander & Baldwin, Inc.                                                                   1,446            59,575
Arkansas Best Corp.                                                                         9,348           353,167
C.H. Robinson Worldwide, Inc.                                                              12,400           638,972
Central Freight Lines, Inc.+                                                                  295             1,050
Covenant Transport, Inc., Class A+                                                            300             5,280
Florida East Coast Industries, Inc., Class A                                                  732            31,095
FLYi, Inc.+                                                                                 1,546             1,963
Forward Air Corp.                                                                             731            31,126
GATX Corp.                                                                                  1,683            55,859
Genesee & Wyoming, Inc., Class A+                                                             608            15,753

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Greenbrier Cos., Inc.                                                                         192   $         6,737
Gulfmark Offshore, Inc.+                                                                      494            12,800
Heartland Express, Inc.                                                                     1,460            27,959
Hub Group, Inc., Class A+                                                                     241            15,103
Kansas City Southern+                                                                       2,133            41,082
Kirby Corp.+                                                                                6,036           253,693
Knight Transportation, Inc.                                                                 1,246            30,739
Laidlaw International, Inc.+                                                                3,455            71,864
Landstar System, Inc.+                                                                      2,034            66,614
Marten Transport, Ltd.+                                                                       314             6,698
Offshore Logistics, Inc.+                                                                     689            22,957
Old Dominion Freight Lines, Inc.+                                                             559            17,413
Overnite Corp.                                                                                960            30,710
Overseas Shipholding Group, Inc.                                                              914            57,500
Pacer International, Inc.+                                                                    948            22,648
PAM Transportation Services, Inc.+                                                            215             3,698
Pinnacle Airlines Corp.+                                                                      663             7,041
Quality Distribution, Inc.+                                                                   288             3,125
RailAmerica, Inc.+                                                                          1,251            15,612
Republic Airways Holdings, Inc.+                                                              170             2,125
SCS Transportation, Inc.+                                                                     507             9,425
Seabulk International, Inc.+                                                                  196             4,075
Swift Transportation Co., Inc.+                                                             1,534            33,963
U.S. Xpress Enterprises, Inc., Class A+                                                       195             3,188
USF Corp.                                                                                     899            43,386
Werner Enterprises, Inc.                                                                    1,555            30,214
                                                                                                    ---------------
                                                                                                         18,837,599
                                                                                                    ---------------

INFORMATION & ENTERTAINMENT -- 4.7%

BROADCASTING & MEDIA -- 1.0%
4Kids Entertainment, Inc.+                                                                    474            10,480
ADVO, Inc.                                                                                  1,035            38,761
aQuantive, Inc.+                                                                            1,615            17,878
Audiovox Corp., Class A+                                                                      583             7,427
Beasley Broadcast Group, Inc., Class A+                                                       183             3,254
Charter Communications, Inc., Class A+                                                      9,181            14,690
Courier Corp.                                                                                 217            11,379
Crown Media Holdings, Inc., Class A+                                                          497             4,478
Cumulus Media, Inc., Class A+                                                               1,552            22,116
Emmis Communications Corp., Class A+                                                        1,573            30,233
Entravision Communications Corp., Class A+                                                  1,649            14,627
Fisher Communications, Inc.+                                                                  219            11,324
Gray Television, Inc.                                                                       1,531            22,154
Insight Communications Co., Inc., Class A+                                                  1,520            18,012
Journal Communications, Inc., Class A                                                         688            11,386
Liberty Corp.                                                                                 535            21,694
Lin TV Corp., Class A+                                                                        912            15,440
LodgeNet Entertainment Corp.+                                                                 450             8,478
Macrovision Corp.+                                                                          1,611            36,715
Mediacom Communications Corp., Class A+                                                     2,248            14,702
Nexstar Broadcasting Group, Inc., Class A+                                                    343             2,418

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Paxson Communications Corp.+                                                                1,547   $         1,067
Playboy Enterprises, Inc., Class B+                                                           667             8,604
Primedia, Inc.+                                                                             4,499            19,571
Pulitzer, Inc.                                                                                259            16,506
Reader's Digest Assoc., Inc.                                                                3,240            56,084
Regent Communications, Inc.+                                                                1,190             6,367
Saga Communications, Inc., Class A+                                                           555             8,936
Salem Communications Corp., Class A+                                                          328             6,757
Scholastic Corp.+                                                                           1,030            37,997
Sinclair Broadcast Group, Inc., Class A                                                     1,528            12,270
Spanish Broadcasting System, Inc., Class A+                                                 1,257            12,897
Thomas Nelson, Inc.                                                                           342             8,088
Valassis Communications, Inc.+                                                             12,974           453,571
Value Line, Inc.                                                                               44             1,716
Ventiv Health, Inc.+                                                                          633            14,559
World Wrestling Entertainment, Inc.                                                           459             5,508
Young Broadcasting, Inc., Class A+                                                            549             4,743

ENTERTAINMENT PRODUCTS -- 0.2%
Applied Films Corp.+                                                                          504            11,652
Atari, Inc.+                                                                                  316               998
Callaway Golf Co.                                                                           2,290            29,312
Digital Theater Systems, Inc.+                                                                570            10,323
Hollinger International, Inc., Class A                                                      1,954            21,299
JAKKS Pacific, Inc.+                                                                          864            18,550
Journal Register Co.+                                                                       1,427            23,831
Lakes Entertainment, Inc.+                                                                    522             9,396
Leapfrog Enterprises, Inc.+                                                                   932            10,578
Life Time Fitness, Inc.+                                                                      402            10,846
Midway Games, Inc.+                                                                         1,572            16,129
Multimedia Games, Inc.+                                                                       810             6,286
Steinway Musical Instruments, Inc.+                                                           226             6,771
Sunterra Corp.+                                                                               636             9,591
Universal Electronics, Inc.+                                                                  463             7,815

LEISURE & TOURISM -- 3.5%
AirTran Holdings, Inc.+                                                                     2,884            26,100
Alaska Air Group, Inc.+                                                                     1,009            29,705
Alliance Gaming Corp.+                                                                      1,752            16,802
Ambassadors Group, Inc.                                                                       277             9,257
America West Holdings Corp., Class B+                                                       1,198             6,505
Ameristar Casinos, Inc.                                                                       386            21,106
Applebee's International, Inc.                                                             28,400           782,704
Arctic Cat, Inc.                                                                              472            12,772
Arden Group, Inc., Class A                                                                     45             3,194
Argosy Gaming Co.+                                                                            887            40,731
Aztar Corp.+                                                                                1,179            33,672
Benihana, Inc., Class A+                                                                   12,300           186,468
Bluegreen Corp.+                                                                              552             7,093
Bob Evans Farms, Inc.                                                                       1,201            28,163
Boyd Gaming Corp.                                                                           1,552            80,937
Buffalo Wild Wings, Inc.+                                                                     193             7,301
California Pizza Kitchen, Inc.+                                                               654            15,330

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Carmike Cinemas, Inc.                                                                         266   $         9,916
CBRL Group, Inc.                                                                            1,693            69,921
CEC Entertainment, Inc.+                                                                    1,270            46,482
Churchill Downs, Inc.                                                                         224             8,868
CKE Restaurants, Inc.+                                                                      1,762            27,928
Continental Airlines, Inc., Class B+                                                        2,256            27,162
Dave & Buster's, Inc.+                                                                        377             7,050
Delta Air Lines, Inc.+                                                                      3,650            14,782
Dover Downs Gaming & Entertainment, Inc.                                                      346             4,308
Dover Motorsports, Inc.                                                                       531             2,682
Empire Resorts, Inc.+                                                                         295             2,133
Escalade, Inc.                                                                                272             3,707
ExpressJet Holdings, Inc.+                                                                  1,273            14,525
Frontier Airlines, Inc.+                                                                    1,211            12,691
Gaylord Entertainment Co.+                                                                    994            40,158
IHOP Corp.                                                                                    689            32,852
Isle of Capri Casinos, Inc.+                                                                  463            12,288
Jack in the Box, Inc.+                                                                      1,242            46,078
K2, Inc.+                                                                                   1,415            19,456
Krispy Kreme Doughnuts, Inc.+                                                               1,873            14,291
La Quinta Corp.+                                                                            6,404            54,434
Landry's Restaurants, Inc.                                                                    731            21,141
Lone Star Steakhouse & Saloon, Inc.                                                           540            15,609
Magna Entertainment Corp., Class A+                                                         3,851            23,645
Marcus Corp.                                                                                  674            13,817
Marine Products Corp.                                                                         447             7,514
Marinemax, Inc.+                                                                              394            12,285
Mesa Air Group, Inc.+                                                                       1,078             7,546
Monaco Coach Corp.                                                                            889            14,357
MTR Gaming Group, Inc.+                                                                       795             9,858
Navigant International, Inc.+                                                                 482             6,584
Nevada Gold & Casinos, Inc.+                                                                  281             3,597
Northwest Airlines Corp.+                                                                   2,552            17,073
O' Charleys, Inc.+                                                                         14,921           324,383
P.F. Chang's China Bistro, Inc.+                                                              872            52,146
Panera Bread Co., Class A+                                                                    923            52,177
Papa John's International, Inc.+                                                              337            11,701
Penn National Gaming, Inc.+                                                                 2,176            63,931
Pinnacle Entertainment, Inc.+                                                               1,211            20,224
Rare Hospitality International, Inc.+                                                       1,162            35,883
Red Robin Gourmet Burgers, Inc.+                                                              404            20,568
Scientific Games Corp., Class A+                                                            2,528            57,765
Shuffle Master, Inc.+                                                                       1,192            34,520
Six Flags, Inc.+                                                                            3,169            13,056
SkyWest, Inc.                                                                              18,388           341,833
Sonic Corp.+                                                                                2,027            67,702
Speedway Motorsports, Inc.                                                                    505            18,028
Steak n Shake Co.+                                                                            831            16,080
Steiner Leisure, Ltd.+                                                                     11,200           366,128
Texas Roadhouse, Inc., Class A+                                                             3,449            96,848
Thor Industries, Inc.                                                                       1,220            36,490
Triarc Cos., Inc., Class B                                                                  1,217            16,831

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Vail Resorts, Inc.+                                                                           671   $        16,943
WMS Industries, Inc.+                                                                         664            18,698
                                                                                                    ---------------
                                                                                                          4,820,777
                                                                                                    ---------------

INFORMATION TECHNOLOGY -- 13.8%

COMMUNICATION EQUIPMENT -- 0.1%
Captaris, Inc.+                                                                               711             2,880
Dycom Industries, Inc.+                                                                     1,594            36,646
InPhonic, Inc.+                                                                               237             5,383
Network Equipment Technologies, Inc.+                                                         820             4,617
NMS Communications Corp.+                                                                   1,584             6,795
Packeteer, Inc.+                                                                            1,124            17,298
Paradyne Networks, Inc.+                                                                    1,345             2,811
PC Mall, Inc.+                                                                                270             3,353
Tessera Technologies, Inc.+                                                                   876            37,870
TransAct Technologies, Inc.+                                                                  294             2,943
Trident Microsystems, Inc.+                                                                   642            11,351

COMPUTER SERVICES -- 1.7%
Agilysys, Inc.                                                                                982            19,306
Answerthink, Inc.+                                                                          1,535             6,340
Anteon International Corp.+                                                                   916            35,660
Aspen Technology, Inc.+                                                                     1,406             7,986
BISYS Group, Inc.+                                                                          3,989            62,548
CACI International, Inc., Class A+                                                            968            53,463
Catapult Communications Corp.+                                                                236             5,039
CCC Information Services Group, Inc.+                                                         257             5,872
CIBER, Inc.+                                                                                1,738            12,635
Concur Technologies, Inc.+                                                                    891             7,235
Covansys Corp.+                                                                               684            10,202
Cyberguard Corp.+                                                                             581             4,787
Digital Insight Corp.+                                                                      1,197            19,631
Digital River, Inc.+                                                                        1,084            33,777
Digitas, Inc.+                                                                              2,404            24,280
DoubleClick, Inc.+                                                                          3,847            29,622
Dynavax Technologies Corp.+                                                                   210               981
E-Z-EM, Inc.+                                                                                 222             2,646
eFunds Corp.+                                                                               1,554            34,685
FactSet Research Systems, Inc.                                                              1,041            34,363
FileNET Corp.+                                                                              1,405            32,006
Greenfield Online, Inc.+                                                                      176             3,458
iGate Corp.+                                                                                  709             2,645
Infocrossing, Inc.+                                                                           534             8,459
infoUSA, Inc.+                                                                              1,081            11,361
Interchange Corp.+                                                                            116             1,176
InterVideo, Inc.+                                                                             295             3,245
Kanbay International, Inc.+                                                                   240             4,910
Keane, Inc.+                                                                               23,522           306,492
LECG Corp.+                                                                                   449             8,800
Manhattan Associates, Inc.+                                                                 1,029            20,961
Mantech International Corp., Class A+                                                         571            13,173
Manugistics Group, Inc.+                                                                    1,873             3,147

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
MAPICS, Inc.+                                                                                 866   $        11,024
Marchex, Inc., Class B+                                                                       142             2,647
Mentor Graphics Corp.+                                                                      2,590            35,483
Neoforma, Inc.+                                                                               316             2,512
Ness Technologies, Inc.+                                                                      473             5,667
Pec Solutions, Inc.+                                                                          391             4,919
Per-Se Technologies, Inc.+                                                                    778            11,942
Perot Systems Corp., Class A+                                                               8,792           118,164
Phase Forward, Inc.+                                                                          186             1,215
QAD, Inc.                                                                                     441             3,647
RightNow Technologies, Inc.+                                                                  212             2,599
SI International, Inc.+                                                                       171             4,725
SRA International, Inc., Class A+                                                             418            25,184
Stamps.Com, Inc.+                                                                             569             9,445
Sykes Enterprises, Inc.+                                                                      854             5,867
Symantec Corp.+                                                                            30,000           639,900
Syntel, Inc.                                                                                  255             4,514
Tier Technologies, Inc., Class B+                                                             563             4,149
Tyler Technologies, Inc.+                                                                   1,249             9,505
WebSideStory, Inc.+                                                                           166             2,034

COMPUTER SOFTWARE -- 2.5%
Activcard Corp.+                                                                            1,436             9,119
Actuate Corp.+                                                                              1,761             4,226
Advent Software, Inc.+                                                                        808            14,689
Altiris, Inc.+                                                                                708            16,886
Ansys, Inc.+                                                                                1,047            35,818
Ascential Software Corp.+                                                                   1,904            35,281
Blackbaud, Inc.                                                                               280             3,528
BMC Software, Inc.+                                                                        26,600           399,000
Borland Software Corp.+                                                                     2,754            22,363
CallWave, Inc.+                                                                               123               726
Carreker Corp.+                                                                               690             3,871
Computer Programs & Systems, Inc.                                                             217             6,093
Concord Communications, Inc.+                                                                 627             6,345
Embarcadero Technologies, Inc.+                                                               722             4,758
Epicor Software Corp.+                                                                      1,414            18,523
EPIQ Systems, Inc.+                                                                        13,068           169,623
FalconStor Software, Inc.+                                                                    898             5,361
Hyperion Solutions Corp.+                                                                   1,291            56,946
Informatica Corp.+                                                                          2,924            24,182
Inter-Tel, Inc.                                                                               701            17,175
JDA Software Group, Inc.+                                                                     876            12,299
LaserCard Corp.+                                                                              333             1,658
Lawson Software, Inc.+                                                                     84,796           500,296
MapInfo Corp.+                                                                                689             8,296
McAfee, Inc.+                                                                               7,300           164,688
McData Corp., Class A+                                                                      4,004            15,095
Micromuse, Inc.+                                                                            2,674            12,113
MicroStrategy, Inc., Class A+                                                                 405            21,979
Motive, Inc.+                                                                                 179             1,790
MRO Software, Inc.+                                                                           668             9,372

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
NetIQ Corp.+                                                                               12,642   $       144,498
Open Solutions, Inc.+                                                                         452             8,963
Opnet Technologies, Inc.+                                                                     398             3,327
Palmsource, Inc.+                                                                             500             4,520
Parametric Technology Corp.+                                                               71,622           400,367
PDF Solutions, Inc.+                                                                          499             6,986
Pegasystems, Inc.+                                                                            383             2,061
Pinnacle Systems, Inc.+                                                                     2,350            13,137
PLATO Learning, Inc.+                                                                         788             6,146
Progress Software Corp.+                                                                    1,070            28,055
Quest Software, Inc.+                                                                       1,697            23,487
Retek, Inc.+                                                                                1,902            21,340
Salesforce.com, Inc.+                                                                         390             5,846
ScanSoft, Inc.+                                                                             2,753            10,241
Schawk, Inc.                                                                                  311             5,676
SeaChange International, Inc.+                                                                836            10,826
Secure Computing Corp.+                                                                     1,213            10,395
Serena Software, Inc.+                                                                        856            20,339
SonicWall, Inc.+                                                                            2,030            10,333
SPSS, Inc.+                                                                                   485             8,434
SS&C Technologies, Inc.                                                                       466            10,625
SYNNEX Corp.+                                                                                 220             3,832
Take-Two Interactive Software, Inc.+                                                        1,523            59,549
THQ, Inc.+                                                                                  1,219            34,303
Tradestation Group, Inc.+                                                                     643             3,884
Transaction Systems Architects, Inc., Class A+                                              1,265            29,285
Ulticom, Inc.+                                                                                352             3,918
Ultimate Software Group, Inc.+                                                                557             8,901
Verint Systems, Inc.+                                                                         395            13,801
Viisage Technology, Inc.+                                                                     945             3,185
Wind River Systems, Inc.+                                                                   2,421            36,509
Witness Systems, Inc.+                                                                        699            12,267

COMPUTERS & BUSINESS EQUIPMENT -- 1.2%
Advanced Digital Information Corp.+                                                         2,191            17,966
Ansoft Corp.+                                                                                 224             6,043
August Technology Corp.+                                                                      610             7,149
Brocade Communications Systems, Inc.+                                                       8,587            50,835
CompX International, Inc.                                                                     119             2,021
Cray, Inc.+                                                                                 2,923             7,454
Digimarc Corp.+                                                                               526             3,235
Dot Hill Systems Corp.+                                                                     1,483             8,824
Echelon Corp.+                                                                                959             6,559
Electronics for Imaging, Inc.+                                                              1,831            32,665
FARO Technologies Inc.+                                                                       360             8,474
GameStop Corp., Class B+                                                                    1,270            28,321
Gateway, Inc.+                                                                              7,594            30,604
General Binding Corp.+                                                                        202             4,242
Global Imaging Systems, Inc.+                                                                 791            28,049
Hutchinson Technology, Inc.+                                                                  888            30,885
Identix, Inc.+                                                                              3,014            15,221
Imagistics International, Inc.+                                                               565            19,735

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
InFocus Corp.+                                                                              1,352   $         7,760
Interface, Inc., Class A+                                                                   1,512            10,312
Intergraph Corp.+                                                                           1,123            32,354
Iomega Corp.+                                                                               1,755             7,529
Komag, Inc.+                                                                                  933            20,852
Kronos, Inc.+                                                                               1,057            54,023
Lexar Media, Inc.+                                                                          2,414            12,022
Magma Design Automation, Inc.+                                                                841             9,983
Maxwell Technologies, Inc.+                                                                   372             3,411
Mercury Computer Systems, Inc.+                                                             7,622           210,215
MICROS Systems, Inc.+                                                                       1,094            40,161
MTS Systems Corp.                                                                             720            20,902
Netscout Systems, Inc.+                                                                       812             3,613
Overland Storage, Inc.+                                                                       469             6,885
Palmone, Inc.+                                                                              1,423            36,116
Pomeroy IT Solutions, Inc.+                                                                12,800           190,720
Quantum Corp.+                                                                              6,148            17,891
RadiSys Corp.+                                                                                642             9,091
Rimage Corp.+                                                                               4,600            91,310
Sigmatel, Inc.+                                                                               840            31,441
Silicon Graphics, Inc.+                                                                     8,906            10,598
Silicon Storage Technology, Inc.+                                                           2,768            10,297
SimpleTech, Inc.+                                                                             687             2,707
Standard Register Co.                                                                         396             4,990
Stratasys, Inc.+                                                                              315             8,924
Synaptics, Inc.+                                                                              747            17,330
Systemax, Inc.+                                                                               329             1,790
Talx Corp.                                                                                    702            12,748
Tivo, Inc.+                                                                                 1,556             8,044
Xybernaut Corp.+                                                                            6,032             2,533

ELECTRONICS -- 4.2%
Actel Corp.+                                                                                  877            13,488
ADE Corp.+                                                                                    324             7,193
Aeroflex, Inc.+                                                                             2,249            20,983
Alliance Semiconductor Corp.+                                                                 695             1,731
American Superconductor Corp.+                                                                833             8,313
Analogic Corp.                                                                                388            16,781
Ariba, Inc.+                                                                                2,041            15,838
ATMI, Inc.+                                                                                 1,063            26,618
BEI Technologies, Inc.                                                                        376             9,013
Bel Fuse, Inc., Class B                                                                     3,282            99,445
Belden CDT, Inc.                                                                            1,595            35,425
Benchmark Electronics, Inc.+                                                                1,399            44,530
Brooks Automation, Inc.+                                                                    1,412            21,434
California Micro Devices Corp.+                                                               717             3,621
Checkpoint Systems, Inc.+                                                                   1,277            21,556
Cirrus Logic, Inc.+                                                                         2,880            13,018
Coherent, Inc.+                                                                               966            32,612
Cohu, Inc.                                                                                    729            11,628
Credence Systems Corp.+                                                                     3,282            25,961
CTS Corp.                                                                                   1,229            15,977

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Cubic Corp.                                                                                   532   $        10,076
CyberOptics Corp.+                                                                            258             3,220
Cymer, Inc.+                                                                                1,251            33,489
Cypress Semiconductor Corp.+                                                               23,300           293,580
Daktronics, Inc.+                                                                             493            10,673
DDi Corp.+                                                                                    888             2,486
Diodes, Inc.+                                                                                 240             6,511
Dionex Corp.+                                                                                 603            32,863
DSP Group, Inc.+                                                                              910            23,442
DuPont Photomasks, Inc.+                                                                      501            13,362
Electro Scientific Industries, Inc.+                                                          962            18,653
Emulex Corp.+                                                                               2,679            50,472
Encore Wire Corp.+                                                                            539             5,498
Energy Conversion Devices, Inc.+                                                              687            15,616
Entegris, Inc.+                                                                             1,490            14,736
ESS Technology, Inc.+                                                                       1,146             6,039
Exar Corp.+                                                                                11,194           150,000
Excel Technology, Inc.+                                                                       405             9,955
FEI Co.+                                                                                      726            16,807
FSI International, Inc.+                                                                    1,019             4,310
Genesis Microchip, Inc.+                                                                    1,092            15,779
GrafTech International, Ltd.+                                                               3,314            18,857
Helix Technology Corp.                                                                        889            13,753
II-VI, Inc.+                                                                                  760            13,254
Imation Corp.                                                                               1,209            42,013
Integrated Device Technology, Inc.+                                                         3,428            41,239
Integrated Silicon Solutions, Inc.+                                                         1,216             8,147
Intermagnetics General Corp.+                                                                 958            23,318
InterVoice, Inc.+                                                                           1,224            13,746
Itron, Inc.+                                                                                  710            21,044
IXYS Corp.+                                                                                   643             7,356
Keithley Instruments, Inc.                                                                    434             7,000
Kopin Corp.+                                                                                2,391             7,340
Lam Research Corp.+                                                                        39,900         1,151,514
Lattice Semiconductor Corp.+                                                                3,854            20,696
LTX Corp.+                                                                                  2,076             9,217
Mattson Technology, Inc.+                                                                   1,362            10,814
Measurement Specialties, Inc.+                                                                363             8,349
Merix Corp.+                                                                                  618             6,928
Methode Electronics, Class A                                                                1,210            14,653
Micrel, Inc.+                                                                               2,160            19,915
Microsemi Corp.+                                                                            2,030            33,069
Microtune, Inc.+                                                                            1,752             7,551
MIPS Technologies, Inc.+                                                                    1,396            16,054
MKS Instruments, Inc.+                                                                      1,102            17,500
Mobility Electronics, Inc.+                                                                   844             5,900
Monolithic Power Systems, Inc.+                                                               213             1,881
Monolithic Systems Technology, Inc.+                                                          800             4,680
Multi-Fineline Electronix, Inc.+                                                              200             3,530
Mykrolis Corp.+                                                                             1,405            20,091
Omnivision Technologies, Inc.+                                                              1,897            28,740
ON Semiconductor Corp.+                                                                     4,105            16,215

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
OSI Systems, Inc.+                                                                            498   $         8,720
Park Electrochemical Corp.                                                                    585            11,852
Pericom Semiconductor Corp.+                                                                  752             6,445
Photronics, Inc.+                                                                           1,105            20,001
Pixelworks, Inc.+                                                                           1,381            11,255
Planar Systems, Inc.+                                                                         500             4,510
PLX Technology, Inc.+                                                                         731             7,676
PMC-Sierra, Inc.+                                                                          20,000           176,000
PortalPlayer, Inc.+                                                                           233             5,319
Powell Industries, Inc.+                                                                      828            15,335
Power Integrations, Inc.+                                                                     945            19,741
Rofin-Sinar Technologies, Inc.+                                                               509            16,359
Rogers Corp.+                                                                                 562            22,480
Rudolph Technologies, Inc.+                                                                   443             6,672
SBS Technologies, Inc.+                                                                       520             5,798
Semitool, Inc.+                                                                               553             5,641
Silicon Image, Inc.+                                                                        2,528            25,432
Siliconix, Inc.+                                                                              198             6,985
SIPEX Corp.+                                                                                  675             1,566
SiRF Technology Holdings, Inc.+                                                               372             4,152
Skyworks Solutions, Inc.+(3)                                                                4,912            31,191
Sonic Solutions+                                                                              640             9,632
SpatiaLight, Inc.+                                                                            804             4,060
Stakek Holdings, Inc.+                                                                        348             1,378
Standard Microsystems Corp.+                                                                  631            10,954
Stoneridge, Inc.+                                                                             529             6,459
Suntron Corp.+                                                                                 88               189
Supertex, Inc.+                                                                               307             5,621
Sypris Solutions, Inc.                                                                        227             2,433
Taser International, Inc.+                                                                  1,648            19,776
Tech Data Corp.+                                                                            4,300           159,358
Technitrol, Inc.+                                                                           1,376            20,530
Tektronix, Inc.                                                                             5,500           134,915
Thomas & Betts Corp.+                                                                       2,007            64,826
Transmeta Corp.+                                                                            5,444             5,063
Trimble Navigation, Ltd.+                                                                   1,667            56,361
TriQuint Semiconductor, Inc.+                                                               4,642            15,690
TTM Technologies, Inc.+                                                                     1,389            14,529
Ultratech Stepper, Inc.+                                                                      721            10,527
Varian Semiconductor Equipment Associates, Inc.+                                            1,236            46,980
Varian, Inc.+                                                                               1,184            44,862
Veeco Instruments, Inc.+                                                                      880            13,244
Vitesse Semiconductor Corp.+                                                               34,003            91,128
Volterra Semiconductor Corp.+                                                                 155             2,093
Watts Water Technologies, Inc., Class A                                                       759            24,751
Wilson Greatbatch Technologies, Inc.+                                                         726            13,242
Woodhead Industries, Inc.                                                                  16,109           219,082
Woodward Governor Co.                                                                         332            23,804
X-Rite, Inc.                                                                                  706            10,618
Zoran Corp.+                                                                                1,463            15,142
Zygo Corp.+                                                                                   614             7,957

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET CONTENT -- 1.1%
@Road, Inc.+                                                                                1,167   $         4,785
Alloy, Inc.+                                                                                1,127             6,627
AsiaInfo Holdings, Inc.+                                                                    1,204             6,044
Blue Coat Systems, Inc.+                                                                      323             7,590
CMGI, Inc.+                                                                                15,165            31,543
CNET Networks, Inc.+                                                                       51,273           484,017
Corillian Corp.+                                                                            1,102             3,835
EarthLink, Inc.+                                                                            4,459            40,131
FindWhat.com+                                                                                 872             9,043
GSI Commerce, Inc.+                                                                           661             8,943
Harris Interactive, Inc.+                                                                   1,763             8,127
Infospace, Inc.+                                                                            1,085            44,301
INTAC International, Inc.+                                                                    273             3,440
Internet Capital Group, Inc.+                                                               1,303             9,147
Interwoven, Inc.+                                                                           1,379            10,742
iPass, Inc.+                                                                                1,509             9,235
iVillage, Inc.+                                                                             1,070             6,516
Jupitermedia Corp.+                                                                           532             8,251
Kintera, Inc.+                                                                                224             1,187
Looksmart, Ltd.+                                                                            3,257             2,899
Mindspeed Technologies, Inc.+                                                               3,396             7,573
Net2Phone, Inc.+                                                                            1,216             1,958
NetBank, Inc.                                                                               1,578            13,381
Netratings, Inc.+                                                                             414             6,314
NIC, Inc.+                                                                                  1,060             5,056
Opsware, Inc.+                                                                              1,748             9,020
PC-Tel, Inc.+                                                                                 713             5,248
ProQuest Co.+                                                                                 818            29,571
S1 Corp.+                                                                                   2,406            16,698
Safeguard Scientifics, Inc.+                                                                4,086             5,802
Sapient Corp.+                                                                              2,690            19,758
Sohu.com, Inc.+                                                                               749            13,167
Stellent, Inc.+                                                                               692             5,820
SupportSoft, Inc.+                                                                         40,036           211,390
Travelzoo, Inc.+                                                                               50             2,486
Trizetto Group, Inc.+                                                                       1,067             9,934
United Online, Inc.+                                                                        1,820            19,055
ValueClick, Inc.+                                                                           2,700            28,647
Verity, Inc.+                                                                               1,016             9,601
Verso Technologies, Inc.+                                                                   4,530             1,631

INTERNET SOFTWARE -- 0.4%
Agile Software Corp.+                                                                       1,775            12,922
Authentidate Holding Corp.+                                                                   989             3,946
Blackboard, Inc.+                                                                             218             3,802
Chordiant Software, Inc.+                                                                   2,443             4,080
CyberSource Corp.+                                                                            928             4,779
E.piphany, Inc.+                                                                            2,590             9,194
eCollege.com, Inc.+                                                                           540             6,988
Entrust, Inc.+                                                                              2,172             8,145
Equinix, Inc.+                                                                                332            14,057
eResearch Technology, Inc.+                                                                 1,518            17,882

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
F5 Networks, Inc.+                                                                          1,177   $        59,427
Internap Network Services Corp.+                                                            9,845             5,809
Internet Security Systems, Inc.+                                                            1,293            23,662
Keynote Systems, Inc.+                                                                        524             6,220
Lionbridge Technologies, Inc.+                                                              1,586             9,024
Matrixone, Inc.+                                                                            1,662             7,928
Openwave Systems, Inc.+                                                                     2,196            26,769
Portal Software, Inc.+                                                                      1,096             2,652
RealNetworks, Inc.+                                                                         3,834            22,161
Redback Networks, Inc.+                                                                     1,063             6,357
RSA Security, Inc.+                                                                         2,364            37,469
Seebeyond Technology Corp.+                                                                 1,693             5,350
Tumbleweed Communications Corp.+                                                            1,622             4,477
Vignette Corp.+                                                                             9,845            12,897
WatchGuard Technologies, Inc.+                                                              1,145             3,698
webMethods, Inc.+                                                                           1,576             8,636
Websense, Inc.+                                                                               749            40,296
Zix Corp.+                                                                                    710             2,655

TELECOMMUNICATIONS -- 2.6%
Adaptec, Inc.+                                                                              3,471            16,626
Advanced Radio Telecom Corp.+(1)(2)                                                           200                 0
Airspan Networks, Inc.+                                                                     1,049             5,360
Alamosa Holdings, Inc.+                                                                     3,669            42,817
Alaska Communications Systems Group, Inc.                                                     336             3,377
Alvarion, Ltd.+                                                                            56,700           543,753
Anaren, Inc.+                                                                                 671             8,139
Anixter International, Inc.+                                                                1,012            36,584
Applied Signal Technology, Inc.                                                               336             7,694
Arris Group, Inc.+                                                                          2,964            20,481
Aspect Communications Corp.+                                                                1,386            14,428
Atheros Communications, Inc.+                                                                 318             3,266
Avanex Corp.+                                                                               2,719             3,535
Boston Communications Group, Inc.+                                                            628             4,471
Broadwing Corp.+                                                                            1,649             6,827
C-COR, Inc.+                                                                                1,472             8,950
Carrier Access Corp.+                                                                         683             4,071
Centennial Communications Corp.+                                                              401             4,351
Cincinnati Bell, Inc.+                                                                      8,362            35,539
Commonwealth Telephone Enterprises, Inc.+                                                     732            34,507
CommScope, Inc.+                                                                            1,737            25,986
Comtech Telecommunications Corp.+                                                             487            25,373
CT Communications, Inc.                                                                       646             6,802
D & E Communications, Inc.                                                                    437             3,990
Ditech Communications Corp.+                                                                1,022            12,744
Dobson Communications Corp., Class A+                                                       3,756             7,587
Eagle Broadband, Inc.+                                                                      6,888             2,342
EMS Technologies, Inc.+                                                                       376             5,114
Enterasys Networks, Inc.+                                                                   7,169            10,037
Extreme Networks, Inc.+                                                                     3,678            21,663
Finisar Corp.+                                                                              5,642             7,053
General Communication, Inc., Class A+                                                       1,549            14,142

                                       223
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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Golden Telecom, Inc.                                                                          484   $        12,390
Harmonic, Inc.+                                                                             2,447            23,393
Hypercom Corp.+                                                                             1,737             8,216
InterDigital Communications Corp.+                                                          1,894            29,016
Intrado, Inc.+                                                                                585             7,196
Iowa Telecommunication Services, Inc.                                                         643            12,539
ITC DeltaCom, Inc.+                                                                           433               342
Ixia+                                                                                         899            15,993
j2 Global Communications, Inc.+                                                               645            22,130
JAMDAT Mobile, Inc.+                                                                          309             5,327
KVH Industries, Inc.+                                                                         493             4,491
Laedis Technology, Inc.+                                                                      202             1,208
Mastec, Inc.+                                                                                 804             6,601
MRV Communications, Inc.+                                                                   3,602            11,634
Netgear, Inc.+                                                                                735            11,091
Newport Corp.+                                                                              1,451            21,025
North Pittsburgh Systems, Inc.                                                                512            10,120
Novatel Wireless, Inc.+                                                                       632             6,794
Oplink Communications, Inc.+                                                                3,644             5,721
Optical Communication Products, Inc.+                                                         630             1,096
Powerwave Technologies, Inc.+                                                               3,558            27,539
Premiere Global Services, Inc.+                                                             2,151            24,349
Price Communications Corp.+                                                                 1,368            23,940
Primus Telecommunications Group, Inc.+                                                      2,528             3,969
RF Micro Devices, Inc.+                                                                     6,054            31,602
SafeNet, Inc.+                                                                             23,013           674,511
SBA Communications Corp., Class A+                                                          1,566            14,345
Shenandoah Telecommunications Co.                                                             221             6,851
Spectralink Corp.                                                                             652             9,206
Stratex Networks, Inc.+                                                                     3,214             5,914
SureWest Communications                                                                       498            11,484
Sycamore Networks, Inc.+                                                                    5,493            19,555
Symmetricom, Inc.+                                                                          1,532            16,990
Talk America Holdings, Inc.+                                                                  907             5,850
Tekelec+                                                                                   25,894           412,750
Terayon Corp.+                                                                              2,275             7,007
Time Warner Telecom, Inc., Class A+                                                         1,694             6,725
Triton PCS Holdings, Inc., Class A+                                                         1,306             2,899
Ubiquitel, Inc.+                                                                            2,400            16,080
USA Mobility, Inc.+                                                                           818            26,503
ViaSat, Inc.+                                                                                 709            13,251
WebEx Communications, Inc.+                                                                 1,028            22,195
Westell Technologies, Inc., Class A+                                                        1,681             9,262
Wireless Facilities, Inc.+                                                                  1,612            10,075
WJ Communications, Inc.+                                                                    1,077             2,563
Zhone Technologies, Inc.+                                                                   1,852             4,723
                                                                                                    ---------------
                                                                                                         13,979,244
                                                                                                    ---------------

MATERIALS -- 5.2%

CHEMICALS -- 1.4%
A. Schulman, Inc.                                                                          10,229           178,189
Aceto Corp.                                                                                   814             6,040

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
                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Airgas, Inc.                                                                                1,980   $        47,302
Albemarle Corp.                                                                             1,083            39,378
American Vanguard Corp.                                                                       171             7,673
Ameron International Corp.                                                                    284            10,224
Arch Chemicals, Inc.                                                                          798            22,719
Cambrex Corp.                                                                                 889            18,936
Ceradyne, Inc.+                                                                               813            18,187
Crompton Corp.                                                                              3,741            54,619
Cytec Industries, Inc.                                                                      1,292            70,091
Ferro Corp.                                                                                 1,426            26,837
FMC Corp.+                                                                                  1,238            66,171
Georgia Gulf Corp.                                                                            935            42,991
Great Lakes Chemical Corp.                                                                  1,730            55,567
H.B. Fuller Co.                                                                               975            28,275
Hercules, Inc.+                                                                             3,753            54,381
Kronos Worldwide, Inc.                                                                        111             4,719
Lyondell Chemical Co.                                                                      11,500           321,080
MacDermid, Inc.                                                                               917            29,802
Mosaic Co.+                                                                                 3,836            65,442
NewMarket Corp.+                                                                              471             8,761
NL Industries, Inc.+                                                                          273             6,306
Octel Corp.                                                                                   430             7,968
Olin Corp.                                                                                  2,285            50,955
OM Group, Inc.+                                                                               971            29,538
Omnova Solutions, Inc.+                                                                     1,371             7,362
PolyOne Corp.+                                                                              3,122            27,723
Quaker Chemical Corp.                                                                         285             5,854
Spartech Corp.                                                                                856            16,992
Stepan Co.                                                                                    180             4,232
Symyx Technologies, Inc.+                                                                     964            21,256
Terra Industries, Inc.+                                                                     1,334            10,352
UAP Holding Corp.+                                                                            977            15,730
Valhi, Inc.                                                                                   346             6,799
W.R. Grace & Co.+                                                                           2,238            19,068
Wellman, Inc.                                                                               1,084            15,675
Westlake Chemical Corp.                                                                       398            12,875

FOREST PRODUCTS -- 0.8%
Buckeye Technologies, Inc.+                                                                 1,003            10,832
Caraustar Industries, Inc.+                                                                   974            12,565
Chesapeake Corp.                                                                              667            14,020
Delta & Pine Land Co.                                                                       1,294            34,938
Deltic Timber Corp.                                                                           338            13,216
Glatfelter                                                                                    981            14,470
Longview Fibre Co.                                                                          1,741            32,661
Pope & Talbot, Inc.                                                                        20,536           361,023
Potlatch Corp.                                                                              1,007            47,399
Rock-Tenn Co., Class A                                                                        998            13,273
Schweitzer-Mauduit International, Inc.                                                        512            17,178
Silgan Holdings, Inc.                                                                         372            24,173
Smurfit-Stone Container Corp.+                                                             13,700           211,939
Wausau-Mosinee Paper Corp.                                                                  1,557            22,016

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS -- 3.0%
AK Steel Holding Corp.+                                                                     3,712   $        41,055
Aleris International, Inc.+                                                                   468            11,677
Allegheny Technologies, Inc.                                                                3,164            76,284
AMCOL International Corp.                                                                     732            13,732
Anchor Glass Container Corp.                                                                  336               753
Apogee Enterprises, Inc.                                                                      932            13,309
Barnes Group, Inc.                                                                            509            13,830
Brush Engineered Materials, Inc.+                                                             648            12,331
Carpenter Technology Corp.                                                                    783            46,518
Century Aluminum Co.+                                                                         611            18,489
CIRCOR International, Inc.                                                                    523            12,892
Cleveland-Cliffs, Inc.                                                                        728            53,049
Coeur d'Alene Mines Corp.+                                                                  8,085            29,672
Comfort Systems USA, Inc.+                                                                  1,315            10,191
Commercial Metals Co.                                                                       1,986            67,306
Compass Minerals International, Inc.                                                          515            13,107
Crown Holdings, Inc.+                                                                       5,496            85,518
Drew Industries, Inc.+                                                                        239             8,998
Gibraltar Industries, Inc.                                                                 14,804           324,800
Greif, Inc., Class A                                                                          448            31,217
Hecla Mining Co.+                                                                           4,029            22,079
Hexcel Corp.+                                                                                 710            11,012
Kaydon Corp.                                                                               12,009           377,083
Lennox International, Inc.                                                                  1,418            31,083
LSI Industries, Inc.                                                                          674             7,569
MascoTech, Inc.+(1)(2)                                                                        201                 0
Maverick Tube Corp.+                                                                        1,440            46,814
Metal Management, Inc.                                                                        606            15,562
Metals USA, Inc.+                                                                             688            13,478
Minerals Technologies, Inc.                                                                   700            46,046
Mueller Industries, Inc.                                                                    8,594           241,921
Myers Industries, Inc.                                                                        834            11,768
NN, Inc.                                                                                      567             6,985
NS Group, Inc.+                                                                               628            19,725
Oregon Steel Mills, Inc.+                                                                   1,163            26,749
Penn Engineering & Manufacturing Corp.                                                        365             6,588
Quanex Corp.                                                                                  837            44,629
Reliance Steel & Aluminum Co.                                                                 966            38,650
Royal Gold, Inc.                                                                              557            10,210
RTI International Metals, Inc.+                                                               721            16,871
Ryerson Tull, Inc.                                                                            805            10,199
Schnitzer Steel Industries, Inc., Class A                                                     670            22,599
Shaw Group, Inc.+                                                                           2,048            44,646
Simpson Manufacturing Co., Inc.                                                             1,250            38,625
Steel Dynamics, Inc.                                                                        1,272            43,820
Steel Technologies, Inc.                                                                      342             8,205
Stillwater Mining Co.+                                                                      1,371            13,504
Texas Industries, Inc.                                                                        720            38,700
Timken Co.                                                                                 12,600           344,484
Titanium Metals Corp.+                                                                        220             7,920
Trex Co., Inc.+                                                                               350            15,544
U. S. Concrete, Inc.+                                                                         719             4,508

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Universal Forest Products, Inc.                                                               536   $        20,824
USEC, Inc.                                                                                  2,665            43,386
USG Corp.+                                                                                  1,095            36,310
Valmont Industries, Inc.                                                                      492            10,981
Wheeling-Pittsburgh Corp.+                                                                    280             8,694
Worthington Industries, Inc.                                                               20,700           399,096
York International Corp.                                                                    1,408            55,165
                                                                                                    ---------------
                                                                                                          5,312,532
                                                                                                    ---------------

REAL ESTATE -- 4.0%

REAL ESTATE COMPANIES -- 0.5%
Affordable Residential Communities                                                            843            10,664
American Campus Communities, Inc.                                                             409             8,589
Avatar Holdings, Inc.+                                                                        158             7,402
Bimini Mtg. Management, Inc., Class A                                                         453             6,274
Brookfield Homes Corp.                                                                        509            21,485
Capital Lease Funding, Inc.                                                                   777             8,586
CB Richard Ellis Group, Inc., Class A+                                                        860            30,091
Champion Enterprises, Inc.+                                                                 2,403            22,588
Coachmen Industries, Inc.                                                                     373             5,073
Consolidated Tomoka Land Co.                                                                  191            10,931
Corrections Corp. of America+                                                               1,199            46,282
CRT Properties, Inc.                                                                          912            19,863
Digital Realty Trust, Inc.                                                                    600             8,622
Dominion Homes, Inc.+                                                                         138             2,336
Equity Lifestyle Properties, Inc.                                                             639            22,525
Fleetwood Enterprises, Inc.+                                                                1,833            15,947
GMH Communities Trust                                                                         901            10,551
Government Properties Trust, Inc.                                                             660             6,574
Gramercy Capital Corp.                                                                        324             6,318
Highland Hospitality Corp.                                                                  1,181            12,223
Jones Lang LaSalle, Inc.+                                                                   1,084            50,569
Kite Realty Group Trust                                                                       591             8,510
Lyon William Homes, Inc.+                                                                     145            11,122
New Century Financial Corp.                                                                 1,352            63,301
Origen Financial, Inc.                                                                        284             1,963
Orleans Homebuilders, Inc.                                                                     88             1,618
Reading International, Inc., Class A+                                                         493             3,476
Saxon Capital, Inc.                                                                         1,671            28,741
Tejon Ranch Co.+                                                                              263            11,730
Trammell Crow Co.+                                                                          1,121            23,059
Trustreet Properties, Inc.                                                                    669            10,296
U-Store-It Trust                                                                              821            14,285
Washington Group International, Inc.+                                                         860            38,691
ZipRealty, Inc.+                                                                              158             2,226

REAL ESTATE INVESTMENT TRUSTS -- 3.5%
Aames Investment Corp.                                                                      1,187             9,733
Acadia Realty Trust                                                                           838            13,475
Alexander's, Inc.+                                                                             61            14,732
Alexandria Real Estate Equities, Inc.                                                         663            42,684
American Financial Realty Trust                                                             3,742            54,745

                                                                                                         VALUE
                                                                                      SHARES            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
American Home Mtg. Investment Corp.                                                         1,185   $        33,938
American Land Lease, Inc.                                                                   5,500           127,270
AMLI Residential Properties Trust                                                             863            23,638
Anthracite Capital, Inc.                                                                    1,819            20,264
Arbor Realty Trust, Inc.                                                                      245             6,064
Ashford Hospitality Trust, Inc.                                                               683             6,967
Bedford Property Investors, Inc.                                                              495            10,806
BioMed Realty Trust, Inc.                                                                   1,068            22,001
Brandywine Realty Trust                                                                     1,642            46,633
Capital Automotive REIT                                                                     1,128            37,359
Capital Trust, Inc., ClassA                                                                   393            13,040
Capstead Mtg. Corp.                                                                           564             4,822
CarrAmerica Realty Corp.                                                                    1,856            58,557
Cedar Shopping Centers, Inc.                                                                  559             7,960
Colonial Properties Trust                                                                     648            24,890
Commercial Net Lease Realty, Inc.                                                           1,759            32,454
Cornerstone Realty Income Trust, Inc.                                                       1,711            16,973
Corporate Office Properties Trust                                                           1,228            32,517
Correctional Properties Trust                                                                 373             9,418
Cousins Properties, Inc.                                                                    6,124           158,428
Duke Realty Corp.                                                                           3,900           116,415
EastGroup Properties, Inc.                                                                    713            26,880
Entertainment Properties Trust                                                                849            35,174
Equity Inns, Inc.                                                                           1,720            18,972
Equity One, Inc.                                                                            9,661           198,920
Essex Property Trust, Inc.                                                                    785            54,243
Extra Space Storage, Inc.                                                                     689             9,302
FelCor Lodging Trust, Inc.+                                                                 1,684            20,932
First Industrial Realty Trust, Inc.                                                         1,404            53,113
Gables Residential Trust                                                                    1,000            33,300
Getty Realty Corp.                                                                            603            15,407
Glenborough Realty Trust, Inc.                                                                864            16,520
Glimcher Realty Trust                                                                       1,211            28,701
Global Signal, Inc.                                                                           329             9,857
Healthcare Realty Trust, Inc.                                                               1,621            59,069
Heritage Property Investment Trust                                                            922            27,365
Highwoods Properties, Inc.                                                                  1,833            49,161
Home Properties, Inc.                                                                       1,121            43,495
HomeBanc Corp.                                                                              1,178            10,414
Host Marriott Corp.                                                                        12,300           203,688
Impac Mtg. Holdings, Inc.                                                                   2,521            48,353
Innkeepers USA Trust                                                                        1,120            14,459
Investors Real Estate Trust                                                                 1,401            13,071
Kilroy Realty Corp.                                                                           972            39,765
Kramont Realty Trust                                                                          742            17,363
LaSalle Hotel Properties                                                                    8,450           245,472
Lexington Corporate Properties Trust                                                        1,646            36,113
Liberty Property Trust                                                                      3,400           132,770
LTC Properties, Inc.                                                                          504             8,744
Luminent Mtg. Capital, Inc.                                                                 1,242            13,637
Maguire Properties, Inc.                                                                    1,161            27,725
Meristar Hospitality Corp.+                                                                 2,963            20,741

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
MFA Mtg. Investments, Inc.                                                                  2,732   $        20,791
Mid-America Apartment Communities, Inc.                                                       612            22,338
Mission West Properties, Inc.                                                                 610             6,466
MortgageIT Holdings, Inc.                                                                     499             7,959
National Health Investors, Inc.                                                               784            20,368
Nationwide Health Properties, Inc.                                                          2,266            45,796
Newcastle Investment Corp.                                                                  1,220            36,112
Novastar Financial, Inc.                                                                      891            32,085
Omega Healthcare Investors, Inc.                                                            1,579            17,337
Pan Pacific Retail Properties, Inc.                                                         4,800           272,400
Parkway Properties, Inc.                                                                      373            17,419
Pennsylvania Real Estate Investment Trust                                                   1,069            43,102
PlanetOut, Inc.+                                                                              166             1,399
Post Properties, Inc.                                                                       1,357            42,121
Prentiss Properties Trust                                                                   1,519            51,889
PS Business Parks, Inc.                                                                       536            21,601
RAIT Investment Trust                                                                         870            23,333
Ramco-Gershenson Properties                                                                   488            13,249
Realty Income Corp.                                                                         2,706            61,913
Redwood Trust, Inc.                                                                           573            29,326
Saul Centers, Inc.                                                                            379            12,128
Senior Housing Properties Trust                                                             1,733            28,906
Sovran Self Storage, Inc.                                                                     508            20,132
Strategic Hotel Capital, Inc.                                                                 690            10,143
Sun Communities, Inc.                                                                         548            19,618
Sunstone Hotel Investors, Inc.                                                                713            15,294
Tanger Factory Outlet Centers, Inc.                                                           934            20,548
Tarragon Corp.+                                                                               337             6,804
Taubman Centers, Inc.                                                                       1,697            47,075
Town & Country Trust                                                                          590            15,606
Universal Health Realty Income Trust                                                          397            11,215
Urstadt Biddle Properties, Inc., Class A                                                      716            10,919
Washington Real Estate Investment Trust                                                     1,422            40,882
Winston Hotels, Inc.                                                                          795             9,302
                                                                                                    ---------------
                                                                                                          4,086,596
                                                                                                    ---------------

UTILITIES -- 1.4%

ELECTRIC UTILITIES -- 0.6%
Avista Corp.                                                                                1,654            28,945
Black Hills Corp.                                                                           1,101            36,410
Calpine Corp.+                                                                             14,651            41,023
Central Vermont Public Service Corp.                                                          409             9,194
CH Energy Group, Inc.                                                                         536            24,495
Cleco Corp.                                                                                 1,618            34,464
CMS Energy Corp.+                                                                           6,604            86,116
Duquesne Light Holdings, Inc.                                                               2,597            46,538
El Paso Electric Co.+                                                                       1,619            30,761
Empire District Electric Co.                                                                  865            20,120
Headwaters, Inc.+                                                                           1,148            37,677
IDACORP, Inc.                                                                               1,307            37,080
MGE Energy, Inc.                                                                            2,781            92,190

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
PNM Resources, Inc.                                                                         1,984   $        52,933
Tripath Technology, Inc.+                                                                   1,169             1,041

GAS & PIPELINE UTILITIES -- 0.8%
American States Water Co.                                                                     566            14,320
Aquila, Inc.+                                                                               8,042            30,801
Atmos Energy Corp.                                                                          2,597            70,119
California Water Service Group                                                                577            19,254
Cascade Natural Gas Corp.                                                                     380             7,585
Connecticut Water Service, Inc.                                                               277             6,908
Energen Corp.                                                                               1,238            82,451
EnergySouth, Inc.                                                                             228             6,529
Laclede Group, Inc.                                                                           706            20,615
Middlesex Water Co.                                                                           383             6,951
New Jersey Resources Corp.                                                                  4,645           202,197
Nicor, Inc.                                                                                 1,505            55,820
Northwest Natural Gas Co.                                                                   5,527           199,912
Peoples Energy Corp.                                                                        1,276            53,490
Piedmont Natural Gas Co., Inc.                                                              2,596            59,812
Priceline.Com, Inc.+                                                                          817            20,588
SJW Corp.                                                                                     217             7,623
Southwest Water Co.                                                                           599             6,248
                                                                                                    ---------------
                                                                                                          1,450,210
                                                                                                    ---------------
TOTAL COMMON STOCK (cost $82,913,975)                                                                    87,936,349
                                                                                                    ---------------

PREFERRED STOCK -- 0.0%

CONSUMER DISCRETIONARY -- 0.0%

HOUSING & HOUSEHOLD DURABLES -- 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $274)                                       183                31
                                                                                                    ---------------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Mueller Industries, Inc. 6.00% due 11/01/14 (cost $9,000)                         $         9,000             8,707
                                                                                                    ---------------

                                                                                       SHARES
-------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%+

INFORMATION TECHNOLOGY -- 0.0%

COMPUTER SOFTWARE -- 0.0%
MicroStrategy, Inc. Class A Expires 06/24/07 (strike price $400)(cost $0)                      18                 3
                                                                                                    ---------------

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.3%

FINANCE -- 3.3%

FINANCIAL SERVICES -- 3.3%
iShares Russell 2000 Index Fund(3)                                                         14,700   $     1,795,605
iShares Russell 2000 Value Index Fund                                                       8,500         1,566,125
                                                                                                    ---------------
TOTAL EXCHANGE TRADED FUNDS (cost $3,419,739)                                                             3,361,730
                                                                                                    ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $86,342,988)                                                 91,306,820
                                                                                                    ---------------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.5%

CORPORATE SHORT-TERM NOTE -- 0.5%

United Parcel Service, Inc. 2.60% due 04/04/05                                    $       500,000           499,892
                                                                                                    ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.0%

United States Treasury Bills 2.74% due 06/16/05(3)                                         50,000            49,715
                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $549,603)                                                      549,607
                                                                                                    ---------------

REPURCHASE AGREEMENTS -- 9.4%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $419,015 and collateralized by $335,000 of United States Treasury Bonds, bearing interest at 7.50%, due 11/15/16 and having an approximate value of
   $428,975                                                                               419,000           419,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.65%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $5,293,243 and collateralized by $3,985,000 of United States Treasury Bonds,
   bearing interest at 7.63%, due 02/15/25 and having an approximate value
   of $5,402,361                                                                        5,293,000         5,293,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(4)                     3,809,000         3,809,000
                                                                                                    ---------------
TOTAL REPURCHASE AGREEMENTS (cost $9,521,000)                                                             9,521,000
                                                                                                    ---------------
TOTAL INVESTMENTS --
   (cost $96,413,591)@                                                     99.6%                        101,377,427
Other assets less liabilities --                                            0.4                             361,839
                                                                          -----                     ---------------
NET ASSETS --                                                             100.0%                    $   101,739,266
                                                                          =====                     ===============

---------
+    Non-income producing security
#    Security represents an investment in an affiliated company; see Note 8
@    See Note 3 for cost of investments on a tax basis
(1)  Fair valued security; see Note 2
(2)  Illiquid security
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  See Note 2 for details of Joint Repurchase Agreement

OPEN FUTURES CONTRACTS

                                                                                             UNREALIZED
 NUMBER OF                                   EXPIRATION     VALUE AT      VALUE AS OF       APPRECIATION
 CONTRACTS    DESCRIPTION                       DATE       TRADE DATE    MARCH 31, 2005    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
  3 Long      Russell 2000 Index             June 2005     $  933,923      $  926,700        $   (7,223)
                                                                                             ==========

See Notes to Financial Statements

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                                    PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                          15.0%
Telecommunications                              8.5%
Financial Services                              6.5%
Drugs                                           6.4%
Food, Beverage & Tobacco                        4.9%
Retail                                          4.9%
Metals & Minerals                               4.1%
Energy Services                                 3.9%
Energy Sources                                  3.8%
Automotive                                      3.6%
Electronics                                     3.6%
Insurance                                       3.3%
Business Services                               2.9%
Repurchase Agreements                           2.9%
Broadcasting & Media                            2.6%
Chemicals                                       2.6%
Real Estate Companies                           1.7%
Transportation                                  1.6%
Leisure & Tourism                               1.5%
Machinery                                       1.5%
Electric Utilities                              1.3%
Aerospace & Military Technology                 1.2%
Medical Products                                1.2%
Electrical Equipment                            1.0%
Forest Products                                 1.0%
Household & Personal Products                   0.9%
Housing & Household Durables                    0.9%
Computer Software                               0.7%
Apparel & Textiles                              0.6%
Computers & Business Equipment                  0.6%
Corporate Short-Term Note                       0.6%
Gas & Pipeline Utilities                        0.6%
Time Deposit                                    0.5%
Computer Services                               0.4%
Consumer Staples                                0.4%
Entertainment Products                          0.4%
Multi-Industry                                  0.2%
Internet Content                                0.1%
Real Estate Investment Trusts                   0.1%
                                               ----
                                               98.5%
                                               ====

COUNTRY ALLOCATION*

United Kingdom                                 21.8%
Japan                                          18.8%
France                                         11.4%
Germany                                         5.9%
Switzerland                                     5.9%
United States                                   4.6%
Netherlands                                     3.8%
Hong Kong                                       3.4%
Italy                                           3.0%
Australia                                       2.3%
Spain                                           2.3%
South Korea                                     1.9%
Sweden                                          1.8%
Austria                                         1.4%
Finland                                         1.3%
Singapore                                       1.3%
Ireland                                         1.1%
Greece                                          1.0%
Taiwan                                          1.0%
Euro Time Deposit                               0.5%
Hungary                                         0.5%
Norway                                          0.5%
Russia                                          0.5%
Thailand                                        0.5%
Belgium                                         0.4%
India                                           0.4%
Turkey                                          0.4%
Canada                                          0.3%
Denmark                                         0.2%
Brazil                                          0.1%
New Zealand                                     0.1%
Portugal                                        0.1%
                                               ----
                                               98.5%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
INTERNATIONAL EQUITY
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 93.3%

AUSTRALIA -- 2.3%

Alumina, Ltd.                                                                               4,901   $        22,294
Amcor, Ltd.                                                                                 3,713            20,532
Amp, Ltd.                                                                                   7,853            42,939
Ansell, Ltd.                                                                                  605             4,598
Aristocrat Leisure, Ltd.                                                                    1,309            10,291
Australia & New Zealand Banking Group, Ltd.                                                 7,686           122,398
Australian Gas Light Co., Ltd.                                                              1,927            21,133
Australian Stock Exchange, Ltd.                                                               433             6,775
Australian Wealth Management, Ltd.+                                                            19                15
AXA Asia Pacific Holdings, Ltd.                                                             2,942             9,543
BHP Billiton, Ltd.                                                                         15,118           208,644
BHP Steel, Ltd.                                                                             3,163            21,252
Boral, Ltd.                                                                                 2,450            11,542
Brambles Industries, Ltd.                                                                   4,084            25,075
Brambles Industries, PLC                                                                    3,055            17,493
Centro Properties Group                                                                     3,236            12,946
CFS Gandel Retail Trust(3)                                                                  6,232             7,653
Coca-Cola Amatil, Ltd.                                                                      2,192            14,525
Cochlear, Ltd.                                                                                229             5,801
Coles Myer, Ltd.                                                                            4,947            35,952
Commonwealth Bank of Australia                                                              5,377           145,177
Commonwealth Property Office Fund(3)                                                        5,640             5,401
Computershare, Ltd.                                                                         1,662             7,201
CSL, Ltd.                                                                                     835            22,042
CSR, Ltd.                                                                                   3,870             7,352
Db Rreef Trust                                                                             10,328            10,289
Foster's Group, Ltd.                                                                        8,449            33,474
Futuris Corp., Ltd.                                                                         2,233             3,587
General Property Trust(3)                                                                   8,515            23,345
Harvey Norman Holding, Ltd.                                                                 2,232             4,671
Iluka Resources, Ltd.                                                                         982             4,308
ING Industrial Fund(3)                                                                      2,898             4,566
Insurance Australia Group, Ltd.                                                             6,724            32,923
Investa Property Group                                                                      6,092             9,786
James Hardie Industries NV                                                                  1,937             8,961
John Fairfax Holdings, Ltd.                                                                 3,891            12,561
Johnson Electric Holdings, Ltd.                                                             6,000             5,423
Leighton Holdings, Ltd.                                                                       575             4,530
Lend Lease Corp., Ltd.                                                                      1,515            14,742
Lion Nathan, Ltd.                                                                           1,239             6,937
Macquarie Bank, Ltd.                                                                          936            34,720
Macquarie Goodman Management, Ltd.+                                                         4,426            12,989
Macquarie Infrastructure Group                                                              8,177            22,734
Mayne Group, Ltd.                                                                           2,710             8,079
Mirvac Group                                                                                3,519            11,985

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

AUSTRALIA (CONTINUED)

National Australia Bank, Ltd.                                                               6,549   $       143,388
Newcrest Mining, Ltd.                                                                       1,390            18,690
OneSteel, Ltd.                                                                              2,368             4,737
Orica, Ltd.                                                                                 1,148            16,180
Origin Energy, Ltd.*(6)                                                                     3,297            18,155
Pacific Brands, Ltd.                                                                        2,123             4,115
PaperlinX, Ltd.                                                                             1,883             5,962
Patrick Corp., Ltd.                                                                         2,390            10,853
Perpetual Trustees Australia, Ltd.                                                            161             7,109
Publishing & Broadcasting, Ltd.+                                                              558             6,632
Qantas Airways, Ltd.                                                                      153,752           421,536
QBE Insurance Group, Ltd.                                                                   3,143            36,143
Rinker Group, Ltd.                                                                          3,973            33,138
Rio Tinto, Ltd.                                                                             1,314            45,808
Santos, Ltd.                                                                                2,470            17,168
Sonic Healthcare, Ltd.                                                                      1,032             9,604
Southcorp, Ltd.                                                                             2,671             8,726
Stockland Trust Group                                                                       5,343            24,098
Suncorp-Metway, Ltd.                                                                        2,287            34,318
TABCORP Holdings, Ltd.                                                                      2,196            28,543
Telstra Corp., Ltd.                                                                         8,931            35,108
Toll Holdings, Ltd.                                                                         1,024            11,056
Transurban Group                                                                            2,276            12,410
Wesfarmers, Ltd.                                                                            1,589            48,768
Westfield Group                                                                             6,041            75,534
Westpac Banking Corp., Ltd.                                                                 7,528           110,638
WMC Resources, Ltd.                                                                         4,923            30,302
Woodside Petroleum, Ltd.                                                                    1,970            36,971
Woolworths, Ltd.                                                                            4,405            54,602
Zinifex, Ltd.+                                                                            200,527           459,955
                                                                                                    ---------------
                                                                                                          2,849,431
                                                                                                    ---------------

AUSTRIA -- 1.4%

Bank Austria Creditanstalt AG                                                               5,611           552,789
Boehler-Uddeholm AG                                                                            32             4,366
Erste Bank der oesterreichischen Sparkassen AG                                              4,908           256,717
Flughafen Wien AG                                                                              44             2,955
Immofinanz Immobil Anlagen AG+                                                              1,009             9,195
Mayr-Melnhof Karton AG                                                                         18             2,862
Oesterreichische Elektrizitaetswirtschafts AG, Class A                                         26             5,898
OMV AG                                                                                         69            21,923
Radex Heraklith Industriebeteiligungs AG+                                                      78             2,412
Telekom Austria AG                                                                         41,586           814,010
VA Technologie AG+                                                                             43             3,512
Voestalpine AG                                                                                108             8,338
Wienerberger AG                                                                               266            12,106
                                                                                                    ---------------
                                                                                                          1,697,083
                                                                                                    ---------------

BELGIUM -- 0.4%

AGFA Gevaert NV                                                                               407            14,240
Barco NV                                                                                       50             4,064
Bekaert NV                                                                                     60             5,044

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

BELGIUM (CONTINUED)

Belgacom SA+                                                                                  687   $        28,409
Cofinimmo SA                                                                                   22             3,550
Colruyt SA                                                                                     74            11,492
Compagnie Maritime Belge SA                                                                    73             2,780
Dexia                                                                                       2,637            62,726
Electrabel SA                                                                                 115            51,595
Etablissements Delhaize Freres et Cie Le Lion                                                 296            20,279
Euronav NV                                                                                     88             2,920
Fortis                                                                                      4,932           140,526
Groupe Bruxelles Lambert SA                                                                   291            26,538
InBev NV                                                                                      744            26,050
KBC Bancassurance Holding                                                                     772            65,098
Mobistar SA+                                                                                  119            10,451
Omega Pharma SA                                                                                89             4,589
S.A. D'ieteren NV                                                                              12             2,819
Solvay SA, Class A                                                                            267            31,825
Suez SA+                                                                                      285                 4
Total SA+                                                                                      72                 1
UCB SA                                                                                        369            17,856
Umicore                                                                                       102            10,353
                                                                                                    ---------------
                                                                                                            543,209
                                                                                                    ---------------

BRAZIL -- 0.1%

Companhia de Bebidas das Americas Preferred ADR                                             3,600           104,004
                                                                                                    ---------------

CANADA -- 0.3%

OPTI Canada, Inc.+                                                                         15,799           342,179
                                                                                                    ---------------

DENMARK -- 0.2%

AP Moller - Maersk A/S                                                                          4            37,235
Bang & Olufsen A/S, Class B                                                                    50             3,349
Carlsberg A/S, Class B                                                                        100             4,959
Coloplast A/S, Class B                                                                        112             5,827
Danisco A/S                                                                                   198            13,401
Danske Bank A/S                                                                             1,809            52,486
DSV A/S                                                                                       100             7,630
East Asiatic Co., Ltd. A/S                                                                     75             4,261
FLS Industries A/S, Class B+                                                                  200             3,689
GN Store Nord A/S                                                                             900            10,335
H. Lundbeck A/S+                                                                              400             9,709
ISS A/S+                                                                                      195            15,845
Kobenhavns Lufthavne A/S                                                                       25             5,964
NKT Holding A/S+                                                                              100             3,462
Novo Nordisk A/S, Class B                                                                     975            54,286
Novozymes A/S                                                                                 254            12,463
TDC A/S                                                                                       715            30,137
Topdanmark A/S+                                                                               100             7,447
Vestas Wind Systems A/S+                                                                      537             7,755
William Demant Holding A/S+                                                                   200             9,987
                                                                                                    ---------------
                                                                                                            300,227
                                                                                                    ---------------

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINLAND -- 1.3%

Amer Sports Corp.                                                                             300   $         5,386
Elisa Corp.                                                                                   600            10,189
Fortum Oyj                                                                                  1,305            25,409
KCI Konecranes Oyj                                                                            100             4,130
Kesko Oyj, Class B                                                                            300             7,708
Kone Corp., Class B+                                                                          160            12,438
Metso Oyj                                                                                     454             8,133
Nokia Oyj+                                                                                 19,652           304,680
Nokian Renkaat Oyj                                                                             40             6,445
Orion Oyj, Class B                                                                            300             4,597
Outokumpu Oyj+                                                                                551             9,850
Pohjola Group, PLC, Class D                                                                   250             3,017
Rautaruukki Oyj                                                                               400             5,382
Sampo Oyj, Class A                                                                          1,600            23,230
Stora Enso Oyj, Class R                                                                    50,296           706,102
TietoEnator Oyj                                                                               340            11,623
UPM-Kymmene Oyj                                                                             2,200            48,767
UPM-Kymmene Oyj Sponsored ADR                                                              17,000           379,610
Uponor Oyj                                                                                    300             6,300
Wartsila Oyj, Class B                                                                         300             7,933
                                                                                                    ---------------
                                                                                                          1,590,929
                                                                                                    ---------------

FRANCE -- 11.4%

Accor SA                                                                                      828            40,529
Air France-KLM                                                                             16,387           294,633
Air Liquide                                                                                   460            84,615
Alcatel SA+                                                                                 5,160            62,608
Alstom SA+                                                                                 18,377            15,723
Atos Origin SA+                                                                               240            16,225
Autoroutes du Sud de la France                                                                292            14,812
AXA+                                                                                       26,204           698,048
BNP Paribas SA                                                                             11,711           829,640
Bouygues SA                                                                                   842            33,378
Business Objects SA+                                                                          282             7,549
Cap Gemini SA+                                                                             10,429           363,664
Carrefour SA                                                                                2,418           128,325
Cie Generale d'Optique Essilor International SA+                                              411            29,702
CNP Assurances                                                                                146            10,343
Compagnie de Saint-Gobain                                                                   1,294            78,838
Compagnie Generale des Etablissements Michelin, Class B                                       605            39,762
Credit Agricole SA                                                                         32,543           884,630
Dassault Systemes SA                                                                          239            11,277
Establissements Economiques du Casino Guichard-Perrachon SA                                   138            11,601
France Telecom SA                                                                           6,249           187,124
Gecina SA                                                                                     139            15,874
Groupe Danone                                                                               1,018           101,282
Hermes International                                                                           38             7,650
Imerys SA                                                                                     134            10,127
Klepierre                                                                                      97             8,720
L'Oreal SA                                                                                  7,987           639,332
Lafarge SA                                                                                  8,866           858,527
Lagardere Group S.C.A.                                                                        534            40,426
LVMH Moet Henessy Louis Vuitton SA                                                          9,535           713,185

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FRANCE (CONTINUED)

PagesJaunes Groupe SA+                                                                     17,905   $       439,602
Pernod-Ricard SA                                                                              208            29,039
Peugeot SA                                                                                 16,058         1,020,400
Pinault-Printemps-Redoute SA                                                                  284            30,372
Publicis Groupe                                                                               536            16,453
Renault SA                                                                                    781            69,755
Sagem SA                                                                                      711            15,991
Sanofi-Synthelabo SA                                                                       12,644         1,066,197
Schneider Electric SA                                                                      15,809         1,238,815
Societe BIC SA                                                                                135             7,660
Societe Generale                                                                            1,407           146,185
Societe Television Francaise 1                                                                500            15,815
Sodexho Alliance SA                                                                           402            13,398
STMicroelectronics NV                                                                       2,482            41,312
Suez SA                                                                                     3,394            91,337
Technip SA                                                                                     81            13,545
Thales SA                                                                                     326            13,595
Thomson SA                                                                                 12,114           326,630
Total SA                                                                                    9,934         2,324,380
Unibail (Union du Credit-Bail Immobilier)                                                     179            21,220
Valeo SA                                                                                      311            13,844
Veolia Environment                                                                          1,281            45,433
Vinci SA                                                                                    3,630           523,260
Vivendi Universal SA+                                                                       4,301           131,746
Zodiac SA                                                                                     159             7,377
                                                                                                    ---------------
                                                                                                         13,901,510
                                                                                                    ---------------

GERMANY -- 5.8%

Adidas-Salomon AG                                                                             193            30,628
Allianz AG                                                                                  1,299           164,937
Altana AG                                                                                     296            18,821
BASF AG                                                                                    13,114           929,713
Bayer AG                                                                                    2,775            91,622
Bayerische Hypo-und Vereinsbank AG+                                                         2,693            65,874
Bayerische Motoren Werke AG                                                                 7,231           328,543
Beiersdorf AG                                                                                  70             7,813
Celesio AG                                                                                    143            11,691
Commerzbank AG+                                                                             1,893            41,078
Continental AG                                                                                552            42,812
DaimlerChrysler AG                                                                          3,634           162,662
Deutsche Bank AG                                                                            9,291           801,523
Deutsche Boerse AG                                                                          5,991           450,436
Deutsche Lufthansa AG+                                                                        966            13,925
Deutsche Post AG                                                                            2,113            51,577
Deutsche Telekom AG+                                                                       30,417           607,215
Douglas Holding AG                                                                            140             5,138
E.ON AG                                                                                     2,628           225,488
Epcos AG+                                                                                     206             2,847
Fresenius Medical Care AG                                                                   7,515           608,369
HeidelbergCement AG                                                                           275            17,300
Hypo Real Estate Holding AG+                                                                  550            22,922
Infineon Technologies AG+                                                                   2,656            25,478
KarstadtQuelle AG                                                                             233             2,338

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

GERMANY (CONTINUED)

MAN AG                                                                                        594   $        26,565
Marschollek, Lautenschlaeger und Partner AG                                                   279             4,054
Merck KGaA                                                                                    213            15,186
Metro AG                                                                                      615            33,013
Muenchener Rueckversicherungs-Gesellschaft AG                                                 775            93,371
Premiere AG+                                                                                4,664           193,168
Puma AG                                                                                        69            17,274
RWE AG                                                                                      1,767           106,855
SAP AG                                                                                      3,392           546,598
Schering AG                                                                                 5,544           367,671
Siemens AG                                                                                 10,888           861,667
Suedzucker AG                                                                                 221             4,446
ThyssenKrupp AG                                                                             1,303            26,839
TUI AG                                                                                        640            16,900
Volkswagen AG                                                                                 946            45,030
                                                                                                    ---------------
                                                                                                          7,089,387
                                                                                                    ---------------

GREECE -- 1.0%

Alpha Bank A.E.+                                                                              840            28,289
Coca-Cola Hellenic Bottling Co. SA                                                            450            11,258
Cosmote Mobile Communications SA                                                              490             8,600
EFG Eurobank Ergasias SA                                                                      777            24,073
Emporiki Bank of Greece SA                                                                    226             5,971
Folli - Follie SA                                                                              70             1,995
Germanos SA                                                                                   100             3,080
Greek Organisation of Football Prognostics SA                                              14,020           409,645
Hellenic Duty Free Shops SA                                                                    80             1,282
Hellenic Petroleum SA                                                                         450             4,480
Hellenic Technodomiki Tev SA                                                                  376             1,686
Hellenic Telecommunications Organization SA                                                12,168           213,572
Hyatt Regency SA                                                                              180             2,142
Intracom SA                                                                                   350             1,769
National Bank of Greece SA                                                                 15,287           518,005
Piraeus Bank SA                                                                               700            12,667
Public Power Corp.                                                                            440            12,674
Technical Olympic SA                                                                          330             2,019
Titan Cement Co. SA                                                                           240             7,996
Viohalco, Hellenic Copper and Aluminum Industry SA                                            460             3,637
                                                                                                    ---------------
                                                                                                          1,274,840
                                                                                                    ---------------

HONG KONG -- 3.4%

ASM Pacific Technology, Ltd.                                                                1,000             4,321
Bank of East Asia, Ltd.                                                                   130,000           374,193
BOC Hong Kong (Holdings), Ltd.                                                             15,500            28,419
Cathay Pacific Airways, Ltd.                                                                4,000             7,539
Cheung Kong (Holdings), Ltd.                                                                6,000            53,081
Cheung Kong Infrastructure Holdings, Ltd.                                                   2,000             5,731
China Mobile (Hong Kong), Ltd.                                                            127,000           415,222
China Unicom, Ltd. ADR                                                                     11,000            84,920
China Unicom, Ltd. (Hong Kong)                                                            452,000           350,614
CLP Holdings, Ltd.                                                                          7,400            42,126
Dah Sing Banking Group, Ltd.                                                               45,280            80,697

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HONG KONG (CONTINUED)

Dah Sing Financial Group                                                                   23,098   $       146,890
Esprit Holdings, Ltd.                                                                     111,500           761,256
Giordano International, Ltd.                                                                6,000             4,116
Hang Lung Properties, Ltd.                                                                  8,000            11,642
Hang Seng Bank, Ltd.                                                                       12,900           170,358
Henderson Land Development Co., Ltd.                                                        3,000            13,347
Hong Kong & China Gas Co., Ltd.                                                            15,392            30,293
Hong Kong Electric Holdings, Ltd.                                                           6,000            26,617
Hong Kong Exchanges & Clearing, Ltd.                                                        4,000            10,360
Hopewell Holdings, Ltd.                                                                     3,000             7,077
Hutchison Whampoa, Ltd.+                                                                    8,300            70,502
Hysan Development Co., Ltd.                                                                 3,000             5,904
Kerry Properties, Ltd.                                                                      2,000             4,398
Kingboard Chemical Holdings, Ltd.                                                           2,000             5,975
Li & Fung, Ltd.                                                                             6,000            10,962
MTR Corp.                                                                                   5,500             8,427
New World Development Co., Ltd.                                                             9,126             8,951
Orient Overseas International, Ltd.                                                         1,000             4,795
PCCW, Ltd.                                                                                 14,923             8,371
SCMP Group, Ltd.                                                                            4,000             1,769
Shangri-La Asia, Ltd.                                                                       4,000             5,795
Sino Land Co., Ltd.                                                                         6,000             5,500
Sun Hung Kai Properties, Ltd.+                                                             26,000           235,850
Swire Pacific, Ltd., Class A                                                                4,000            31,669
Techtronic Industries Co., Ltd.                                                           130,000           286,687
Television Broadcasting, Ltd.                                                               2,000            10,078
Texwinca Holdings, Ltd.                                                                   312,000           250,018
Wharf Holdings, Ltd.                                                                        5,000            15,802
Wing Hang Bank, Ltd.                                                                       54,000           328,869
Yue Yuen Industrial Holdings(6)                                                            72,000           204,937
                                                                                                    ---------------
                                                                                                          4,134,078
                                                                                                    ---------------

HUNGARY -- 0.5%

Gedeon Richter Rt                                                                           4,304           590,793
                                                                                                    ---------------

INDIA -- 0.4%

Reliance Industries, Ltd. Sponsored GDR*                                                   19,319           494,953
                                                                                                    ---------------

IRELAND -- 1.1%

Allied Irish Banks, PLC (Dublin)                                                            3,656            76,539
Bank of Ireland (Dublin)                                                                    4,079            64,245
CRH, PLC                                                                                    2,241            58,739
CRH, PLC (Dublin)                                                                          18,531           486,921
DCC, PLC                                                                                      335             7,791
Depfa Bank, PLC                                                                            34,554           546,467
Eircom Group, PLC                                                                             537             1,413
Elan Corp., PLC+                                                                            1,648             5,127
Fyffes, PLC                                                                                 1,317             3,841
Grafton Group, PLC+(3)                                                                        371             4,381
Greencore Group, PLC                                                                          647             2,709
Independent News & Media, PLC                                                               2,350             7,738
Irish Life & Permanent, PLC                                                                 1,137            20,192

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

IRELAND (CONTINUED)

Kerry Group, PLC, Class A                                                                     548   $        13,249
Kingspan Group, PLC                                                                           489             5,781
Waterford Wedgewood, PLC+(3)                                                                8,980               442
                                                                                                    ---------------
                                                                                                          1,305,575
                                                                                                    ---------------

ITALY -- 3.0%

Alleanza Assicurazioni SpA                                                                  1,965            25,651
Arnoldo Mondadori Editore SpA                                                                 492             5,255
Assicurazione Generali SpA                                                                  4,040           130,403
Autogrill SpA+                                                                                483             7,225
Autostrade SpA                                                                              1,206            31,220
Banca Antonveneta SpA+                                                                        973            31,532
Banca Fideuram SpA                                                                          1,240             6,341
Banca Intesa SpA (London)                                                                 175,846           893,561
Banca Intesa SpA (Milan)                                                                    3,936            18,088
Banca Monte dei Paschi di Siena SpA                                                         4,652            15,649
Banca Nazionale del Lavoro SpA+                                                             6,971            22,410
Banca Popolare di Milano Scarl                                                              1,664            15,908
Banche Popolari Unite SCRL                                                                  1,422            29,825
Banco Popolare di Verona e Novara SCRL                                                      1,563            29,156
Benetton Group SpA                                                                            229             2,209
Bulgari SpA                                                                                23,563           280,095
Capitalia SpA                                                                               6,057            31,544
Edison SpA+                                                                                 3,484             7,100
Enel SpA                                                                                   36,581           349,959
Eni SpA                                                                                    10,989           285,328
Fiat SpA+                                                                                   2,196            15,970
FinecoGroup SpA+                                                                              666             5,871
Finmeccanica SpA                                                                           24,938            25,280
Gruppo Editoriale L'Espresso SpA                                                              730             4,578
Italcementi SpA                                                                               299             5,031
Luxottica Group SpA                                                                           576            11,820
Mediaset SpA                                                                                2,493            35,872
Mediobanca SpA                                                                              1,972            34,229
Mediolanum SpA                                                                              1,071             7,310
Pirelli & C SpA                                                                            10,940            13,614
Riunione Adriatica di Sicurtza SpA                                                          1,273            29,951
Saipem SpA                                                                                 30,000           380,335
Sanpaolo IMI SpA                                                                            4,587            71,829
Seat Pagine gialle SpA+                                                                    17,131             7,139
Snam Rete Gas SpA                                                                           3,714            20,678
Telecom Italia Media SpA+                                                                   6,151             3,437
Telecom Italia Mobile SpA                                                                   5,340            35,753
Telecom Italia SpA (London)                                                                88,705           336,341
Telecom Italia SpA (Milan)                                                                 82,667           258,527
Terna SpA+                                                                                  4,222            11,220
Tiscali SpA+                                                                                  912             3,239
UniCredito Italiano SpA                                                                    18,664           109,599
                                                                                                    ---------------
                                                                                                          3,646,082
                                                                                                    ---------------

JAPAN -- 18.8%

77 Bank, Ltd.                                                                               1,000             7,246
Acom Co., Ltd.                                                                                300            20,284

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Aderans Co., Ltd.                                                                             200   $         4,243
Advantest Corp.                                                                               300            22,997
Aeon Co., Ltd.                                                                              2,400            40,533
Aeon Credit Service Co., Ltd.                                                                 200            13,504
Aiful Corp.(5)                                                                                150            12,002
Aiful Corp.(4)                                                                                 75             5,875
Aisin Seiki Co., Ltd.                                                                         700            15,928
Ajinomoto Co., Inc.                                                                         2,000            24,396
Alfresa Holdings Corp.                                                                        100             4,131
All Nippon Airways Co., Ltd.                                                                3,000            10,240
Alps Electric Co., Ltd.                                                                     1,000            15,919
Amada Co., Ltd.                                                                             1,000             6,155
Amano Corp.                                                                                 1,000            11,200
Anritsu Corp.                                                                               1,000             6,342
Aoyama Trading Co., Ltd.                                                                      300             8,099
Asahi Breweries, Ltd.                                                                       1,600            20,726
Asahi Glass Co., Ltd.                                                                       3,000            31,614
Asahi Kasei Corp.                                                                           5,000            24,620
Asatsu-DK, Inc.                                                                               200             6,397
Astellas Pharma, Inc.                                                                      17,152           580,638
Autobacs Seven Co., Ltd.                                                                      100             3,227
Bandai Co., Ltd.                                                                              400             8,113
Bank of Fukuoka, Ltd.                                                                       3,000            18,829
Bank of Yokohama, Ltd.                                                                      5,000            30,495
Benesse Corp.                                                                                 300            10,184
Bridgestone Corp.                                                                           2,000            36,762
Canon, Inc.                                                                                 3,500           187,681
Capcom Co., Ltd.                                                                              200             1,953
Casio Computer Co., Ltd.                                                                      800            10,557
Central Glass Co., Ltd.                                                                     1,000             6,351
Central Japan Railway Co.                                                                       5            42,805
Chiba Bank, Ltd.                                                                           72,000           465,989
Chubu Electric Power Co., Inc.                                                              2,800            67,239
Chugai Pharmaceutical Co., Ltd.                                                             1,200            18,431
Circle K Sunkus Co., Ltd.                                                                     200             4,598
Citizen Watch Co., Ltd.                                                                     1,100            10,556
Coca Cola West Japan Co., Ltd.                                                                200             4,700
COMSYS Holdings Corp.                                                                       1,000             8,384
Credit Saison Co., Ltd.                                                                    19,200           691,150
CSK Corp.                                                                                     200             8,319
Dai Nippon Printing Co., Ltd.                                                               2,000            32,621
Daicel Chemical Industries, Ltd.                                                            2,000            11,004
Daiichi Pharmaceutical Co., Ltd.                                                            1,000            23,408
Daikin Industries, Ltd.                                                                       900            22,662
Daimaru, Inc.                                                                               1,000             8,906
Dainippon Ink & Chemicals, Inc.                                                             3,000             8,197
Dainippon Screen Manufacturing Co., Ltd.                                                    1,000             6,761
Daito Trust Construction Co., Ltd.                                                          9,500           398,676
Daiwa House Industry Co., Ltd.                                                              2,000            22,979
Daiwa Securities Group, Inc.                                                                5,000            32,920
Denki Kagaku Kogyo Kabushiki Kaisha                                                         2,000             7,237
Denso Corp.                                                                                 2,200            54,779
Dentsu, Inc.                                                                                    7            19,127
Don Quijote Co., Ltd.                                                                       6,100           357,820

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Dowa Mining Co., Ltd.                                                                       1,000   $         6,743
East Japan Railway Co.                                                                         87           467,332
Ebara Corp.                                                                                 2,000             8,859
Eisai Co., Ltd.+                                                                            1,000            33,946
Electric Power Development Co., Ltd.+                                                         500            15,387
FamilyMart Co., Ltd.                                                                          300             8,841
Fanuc, Ltd.                                                                                11,300           707,106
Fast Retailing Co., Ltd.                                                                      200            12,105
Fuji Electric Co., Ltd.                                                                     2,000             6,304
Fuji Photo Film Co., Ltd.                                                                   1,900            69,458
Fuji Soft ABC, Inc.                                                                           200             6,118
Fuji Television Network, Inc.                                                                   3             7,078
Fujikura, Ltd.                                                                              2,000             8,766
Fujitsu, Ltd.                                                                               7,000            42,040
Furukawa Electric Co., Ltd.+                                                                2,000             9,158
Goodwill Group, Inc.                                                                            2             4,159
Gulliver International Co., Ltd.                                                            2,490           335,545
Gunma Bank, Ltd.                                                                            2,000            11,545
Gunze, Ltd.                                                                                 1,000             4,654
Hankyu Department Stores, Inc.                                                              1,000             7,796
Hino Motors, Ltd.                                                                           1,000             6,286
Hirose Electric Co., Ltd.                                                                     200            20,423
Hitachi Cable, Ltd.                                                                         1,000             4,103
Hitachi Capital Corp.                                                                         300             5,763
Hitachi Chemical Co., Ltd.                                                                    500             8,934
Hitachi Construction Machinery Co., Ltd.                                                      400             5,517
Hitachi Software Engineering Co., Ltd.                                                        200             3,758
Hitachi, Ltd.                                                                              13,000            80,742
Hokkaido Electric Power Co., Inc.                                                             700            14,231
Hokugin Financial Group, Inc.                                                               4,000            12,123
Honda Motor Co., Ltd.                                                                      17,700           886,403
House Food Corp.                                                                              300             4,331
Hoya Corp.                                                                                  4,900           539,215
Inpex Corp.                                                                                    60           321,179
Isetan Co., Ltd.                                                                              700             9,120
Ishihara Sangyo Kaisha, Ltd.                                                                2,000             4,626
Ishikawajima-Harima Heavy Industries Co., Ltd.+                                             4,000             6,453
Ito En, Ltd.                                                                                  100             4,859
Ito-Yokado Co., Ltd.                                                                        1,400            55,880
Itochu Corp.                                                                                5,000            25,180
Itochu Techno-Science Corp.                                                                   200             6,472
Jafco Co., Ltd.+                                                                              200            12,552
Japan Airlines Corp.                                                                        3,000             8,757
Japan Real Estate Investment Corp.                                                              1             8,160
Japan Retail Fund Investment Corp.                                                              1             7,946
Japan Tobacco, Inc.+                                                                           27           299,636
JFE Holding, Inc.                                                                          12,263           341,941
JGC Corp.                                                                                   1,000            10,911
Joyo Bank, Ltd.                                                                             3,000            16,143
JS Group Corp.                                                                              1,000            18,353
JSR Corp.                                                                                     700            13,807
Jupiter Telecommunications Co., Ltd.+                                                         882           703,264
Kajima Corp.                                                                                3,000            12,394
Kaken Pharmaceutical Co., Ltd.                                                              1,000             6,901

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Kamigumi Co., Ltd.                                                                          2,000   $        16,712
Kanebo, Ltd.+                                                                                 200             2,775
Kaneka Corp.                                                                                2,000            22,083
Kansai Electric Power Co., Inc.                                                             3,000            60,151
Kansai Paint Co., Ltd.                                                                      1,000             6,192
Kao Corp.                                                                                   2,000            45,976
Katokichi Co., Ltd.                                                                           100               737
Katokichi Co., Ltd.                                                                           200             1,462
Kawasaki Heavy Industries, Ltd.                                                             5,000             8,626
Kawasaki Kisen Kaisha, Ltd.                                                                 2,000            13,802
Keihin Electric Express Railway Co., Ltd.                                                   2,000            12,366
Keio Electric Railway Co., Ltd.                                                             3,000            17,794
Keyence Corp.                                                                                 100            23,165
Kikkoman Corp.                                                                              1,000            10,025
Kinden Corp.                                                                                1,000             7,824
Kintetsu Corp.                                                                              7,000            23,762
Kirin Brewery Co., Ltd.                                                                     3,000            29,236
Kobe Steel, Ltd.                                                                           10,000            17,626
Kokuyo Co., Ltd.                                                                              300             3,824
Komatsu, Ltd.                                                                               4,000            30,066
Konami Corp.                                                                                  300             6,659
Konica Minolta Holdings, Inc.                                                               1,500            15,164
Koyo Seiko Co., Ltd.                                                                        1,000            13,532
Kubota Corp.                                                                                4,000            21,337
Kuraray Co., Ltd.                                                                           1,500            13,387
Kurita Water Industries, Ltd.                                                                 500             7,862
Kyocera Corp.                                                                                 600            42,805
Kyowa Hakko Kogyo Co., Ltd.                                                                 1,000             7,656
Kyushu Electric Power Co., Inc.                                                             1,700            36,147
Lawson, Inc.                                                                                  200             7,349
Leopalace21 Corp.                                                                             500             8,244
Mabuchi Motor Co., Ltd.                                                                       200            12,012
Makita Corp.                                                                                1,000            18,260
Marubeni Corp.                                                                              5,000            16,040
Marui Co., Ltd.                                                                             1,300            17,470
Matsumotokiyoshi Co., Ltd.                                                                    200             5,931
Matsushita Electric Industrial Co., Ltd.                                                    9,000           132,612
Matsushita Electric Works, Ltd.                                                             2,000            17,215
MEDICEO Holdings Co., Ltd.                                                                    400             5,316
Meiji Dairies Corp.                                                                         1,000             5,614
Meiji Seika Kaisha, Ltd.                                                                    2,000             9,960
Meitec Corp.                                                                                  200             6,976
Millea Holdings, Inc.                                                                          39           567,379
Minebea Co., Ltd.                                                                           2,000             8,580
Mitsubishi Chemical Corp.                                                                   6,000            19,136
Mitsubishi Corp.                                                                            4,600            59,586
Mitsubishi Electric Corp.+                                                                  7,000            36,231
Mitsubishi Estate Co., Ltd.                                                                 4,000            46,480
Mitsubishi Gas Chemical Co., Inc.                                                           2,000             9,382
Mitsubishi Heavy Industries, Ltd.                                                          12,000            31,894
Mitsubishi Logistcs Corp.                                                                   1,000            11,312
Mitsubishi Materials Corp.                                                                  4,000             9,550
Mitsubishi Rayon Co., Ltd.                                                                  2,000             7,386

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Mitsubishi Tokyo Financial Group, Inc.+                                                        65   $       563,741
Mitsui & Co., Ltd.                                                                          5,000            46,116
Mitsui Chemicals, Inc.                                                                     75,563           422,104
Mitsui Engineering & Shipbuilding Co., Ltd.+                                                3,000             5,679
Mitsui Fudosan Co., Ltd.                                                                   50,000           587,056
Mitsui Mining & Smelting Co., Ltd.                                                          3,000            13,289
Mitsui O.S.K. Lines, Ltd.                                                                   3,000            19,276
Mitsui Sumitomo Insurance Co., Ltd.                                                         5,000            45,836
Mitsui Trust Holdings, Inc.                                                                 2,000            19,883
Mitsukoshi, Ltd.                                                                            2,000            10,445
Mitsumi Electric Co., Ltd.                                                                    300             3,349
Mizuho Financial Group, Inc.+                                                                 116           548,466
Murata Manufacturing Co., Ltd.                                                                900            48,261
Namco, Ltd.                                                                                   300             3,897
NEC Corp.                                                                                   7,000            42,302
NEC Electronics Corp.                                                                         200             9,326
NET One Systems Co., Ltd.                                                                       3             7,694
NGK Insulators, Ltd.                                                                        2,000            19,864
NGK Spark Plug Co., Ltd.                                                                    1,000            10,342
Nichii Gakkan Co.                                                                             100             3,012
Nichirei Corp.                                                                              2,000             7,591
Nidec Corp.                                                                                   200            24,900
Nikko Cordial Corp.                                                                         6,000            29,992
Nikon Corp.                                                                                 1,000            11,499
Nintendo Co., Ltd.                                                                            400            43,644
Nippon Building Fund, Inc.                                                                      2            17,085
Nippon Express Co., Ltd.                                                                    3,000            15,779
Nippon Kayaku Co., Ltd.                                                                     1,000             5,782
Nippon Light Metal Co., Ltd.                                                                2,000             5,204
Nippon Meat Packers, Inc.                                                                   1,000            12,674
Nippon Mining Holdings, Inc.                                                                3,000            16,479
Nippon Oil Corp.                                                                            5,000            35,484
Nippon Paper Group, Inc.                                                                        3            13,849
Nippon Sheet Glass Co., Ltd.                                                                2,000             8,468
Nippon Shokubai Co., Ltd.                                                                   1,000             9,046
Nippon Steel Corp.                                                                         25,000            63,182
Nippon Telegraph & Telephone Corp.                                                             22            96,223
Nippon Yusen Kabushiki Kaisha                                                               3,000            18,073
Nishimatsu Construction Co., Ltd.                                                           1,000             3,786
Nissan Chemical Industries, Ltd.                                                            1,000             8,626
Nissan Motor Co., Ltd.                                                                     10,500           107,614
Nisshin Seifun Group, Inc.                                                                  1,000            10,631
Nisshin Steel Co., Ltd.                                                                     3,000             7,862
Nisshinbo Industries, Inc.+                                                                 1,000             8,141
Nissin Food Products Co., Ltd.                                                                400            10,463
Nitori Co., Ltd.                                                                              100             6,453
Nitto Denko Corp.                                                                             700            36,687
Nok Corp.                                                                                     400             9,531
Nomura Research Institute, Ltd.                                                               100             9,326
Nomura Securities Co., Ltd.                                                                43,400           607,106
NSK, Ltd.                                                                                   2,000            10,296
NTN Corp.                                                                                   1,000             5,549
NTT Data Corp.                                                                                  5            17,253

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

NTT DoCoMo, Inc.                                                                              133   $       223,258
NTT Urban Development Corp.                                                                    25           115,406
Obayashi Corp.                                                                              2,000            12,329
Obic Co., Ltd.                                                                              2,800           546,265
Odakyu Electric Railway Co., Ltd.                                                           3,000            18,325
Oji Paper Co., Ltd.                                                                         3,000            16,842
Oki Electric Industry Co., Ltd.                                                             3,000            12,646
Okumura Corp.                                                                               1,000             6,080
Olympus Corp.                                                                               1,000            23,314
Omron Corp.                                                                                   900            19,640
Onward Kashiyama Co., Ltd.                                                                  1,000            14,763
Oracle Corp. Japan                                                                            200             9,251
Oriental Land Co., Ltd.                                                                       300            19,584
Orix Corp.                                                                                  5,200           662,911
Osaka Gas Co., Ltd.                                                                         8,000            24,620
Pioneer Corp.                                                                                 600            10,794
Promise Co., Ltd.                                                                             350            23,925
QP Corp.                                                                                      400             3,506
Rakuten, Inc.                                                                                  22            19,183
Resona Holdings, Inc.+                                                                     19,000            38,096
Ricoh Co., Ltd.                                                                            32,000           549,100
Rinnai Corp.                                                                                  200             5,073
Rohm Co., Ltd.                                                                                400            38,609
Ryohin Keikaku Co., Ltd.                                                                      100             4,943
Saizeriya Co., Ltd.                                                                           200             2,889
Sanden Corp.                                                                                1,000             5,008
Sanken Electric Co., Ltd.                                                                   1,000            13,093
Sankyo Co., Ltd.                                                                            1,500            31,614
Sankyo Co., Ltd. (Gunma)                                                                      200             9,680
Sanwa Shutter Corp                                                                          1,000             5,493
Sanyo Electric Co., Ltd.                                                                    6,000            18,689
Sapporo Holdings, Ltd.                                                                      2,000             9,363
SECOM Co., Ltd.                                                                               500            20,796
Sega Sammy Holdings, Inc.                                                                     200            12,161
Seiko Epson Corp.                                                                             400            14,847
Seino Transportation Co., Ltd.                                                              1,000             9,811
Sekisui Chemical Co., Ltd.                                                                  2,000            14,530
Sekisui House, Ltd.                                                                         2,000            21,356
Seven-Eleven Japan Co., Ltd.                                                                1,500            43,924
Sharp Corp.                                                                                 4,000            60,505
Shimachu Co.                                                                                  200             5,222
Shimamura Co., Ltd.                                                                           100             7,656
Shimano, Inc.                                                                                 300            10,072
Shimizu Corp.                                                                               2,000            10,240
Shin-Etsu Chemical Co., Ltd.+                                                              13,900           526,289
Shinsei Bank, Ltd.                                                                          4,000            22,755
Shionogi & Co., Ltd.                                                                        1,000            13,783
Shiseido Co., Ltd.                                                                          2,000            26,392
Shizuoka Bank, Ltd.                                                                         2,000            20,200
Showa Denko KK                                                                              4,000            10,482
Showa Shell Sekiyu KK                                                                         700             6,789
Skylark Co., Ltd.                                                                             300             5,061
Smartone Telecommunications Holdings, Ltd.                                                  1,500             1,644

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

SMC Corp.                                                                                     200   $        22,624
Snow Brand Milk Products Co., Ltd.+                                                         1,000             3,301
Softbank Corp.+                                                                               900            37,098
Sojitz Holdings Corp.+                                                                        800             3,939
Sompo Japan Insurance, Inc.                                                                 3,000            31,307
Sony Corp.                                                                                  9,000           358,389
Stanley Electric Co., Ltd.                                                                    700            10,602
Sumitomo Bakelite Co., Ltd.                                                                 1,000             6,239
Sumitomo Chemical Co., Ltd.                                                                 5,000            24,713
Sumitomo Corp.                                                                            119,000         1,019,873
Sumitomo Electric Industries, Ltd.                                                         49,000           521,393
Sumitomo Heavy Industries, Ltd.                                                             2,000             7,871
Sumitomo Metal Industries, Ltd.                                                            15,000            26,998
Sumitomo Metal Mining Co., Ltd.                                                             2,000            15,052
Sumitomo Mitsui Financial Group, Inc.                                                          18           121,869
Sumitomo Osaka Cement Co., Ltd.                                                             2,000             5,241
Sumitomo Realty & Development Co., Ltd.                                                     1,000            12,068
Sumitomo Trust & Banking Co., Ltd.                                                          5,000            32,593
Suruga Bank, Ltd.                                                                           1,000             8,887
Suzuken Co., Ltd.                                                                             200             4,924
T&D Holdings, Inc.                                                                            741            37,662
Taiheiyo Cement Corp.                                                                       3,000             8,421
Taisei Corp.                                                                                3,000            11,247
Taisho Pharmaceutical Co., Ltd.                                                             1,000            21,263
Taiyo Nippon Sanso Corp.                                                                    2,000            11,713
Taiyo Yuden Co., Ltd.                                                                      38,000           411,433
Takara Shuzo Co.                                                                            1,000             7,004
Takashimaya Co., Ltd.                                                                       1,000            10,240
Takeda Pharmaceutical Co., Ltd.                                                             3,700           176,322
Takefuji Corp.+                                                                               460            30,973
Takuma Co., Ltd.                                                                            1,000             8,319
TDK Corp.                                                                                     500            34,226
Teijin, Ltd.                                                                                3,000            12,814
Teikoku Oil Co., Ltd.                                                                       1,000             7,293
Terumo Corp.                                                                                  700            21,086
THK Co., Ltd.                                                                                 400             8,076
TIS, Inc.                                                                                     200             7,815
Tobu Railway Co., Ltd.                                                                      4,000            16,152
Toda Construction Co.                                                                       1,000             4,924
Toho Co., Ltd.                                                                                600             9,803
Tohoku Electric Power Co., Inc.                                                             1,800            33,354
Tokyo Broadcasting System, Inc.                                                               200             3,898
Tokyo Electric Power Co., Inc.                                                              4,800           116,385
Tokyo Electron, Ltd.                                                                          700            39,886
Tokyo Gas Co., Ltd.                                                                        10,000            40,287
Tokyu Corp.                                                                                 4,000            20,852
Tokyu Land Corp                                                                             2,000             8,412
TonenGeneral Sekiyu KK                                                                      1,000            10,249
Toppan Printing Co., Ltd.                                                                   2,000            21,897
Toray Industries, Inc.                                                                      5,000            22,428
Toshiba Corp.                                                                              12,000            50,135
Tosoh Corp.                                                                                 2,000             9,885
Toto, Ltd.                                                                                  2,000            17,159
Toyo Seikan Kaisha, Ltd.                                                                      600            11,141

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
                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Toyobo Co., Ltd.                                                                            3,000   $         7,302
Toyoda Gosei Co., Ltd.                                                                        300             5,416
Toyota Industries Corp.                                                                       800            22,531
Toyota Motor Corp.                                                                         12,100           450,238
Ube Industries, Ltd.                                                                        4,000             8,244
UFJ Holdings, Inc.+                                                                            16            84,156
Uni-Charm Corp.                                                                               200             8,971
Ushio, Inc.                                                                                 1,000            19,118
USS Co., Ltd.                                                                               5,210           403,273
Wacoal Corp.                                                                                1,000            13,271
West Japan Railway Co.                                                                         99           403,460
World Co., Ltd.                                                                               200             7,237
Yahoo! Japan Corp.                                                                              8            18,801
Yahoo! Japan Corp.+(7)                                                                          8            18,726
Yakult Honsha Co.                                                                           1,000            19,258
Yamada Denki Co., Ltd.                                                                      6,477           339,464
Yamaha Corp.                                                                                  700            10,099
Yamaha Motor Co., Ltd.                                                                        700            11,979
Yamato Transport Co., Ltd.                                                                  1,000            14,306
Yamazaki Baking Co., Ltd.                                                                   1,000             9,438
Yokogawa Electric Corp.                                                                       900            12,187
Zeon Corp.                                                                                  1,000             7,479
                                                                                                    ---------------
                                                                                                         22,920,192
                                                                                                    ---------------

LUXEMBOURG -- 0.0%

Arcelor                                                                                     2,025            46,279
Oriflame Cosmetics SA SDR+                                                                    150             3,129
Stolt Offshore SA+                                                                            800             6,174
                                                                                                    ---------------
                                                                                                             55,582
                                                                                                    ---------------

NETHERLANDS -- 3.8%

ABN AMRO Holdings NV                                                                        6,829           169,436
Aegon NV                                                                                    5,900            79,618
Akzo Nobel NV                                                                               1,147            52,367
ASML Holding NV+                                                                            2,041            34,474
Corio NV                                                                                      184            10,287
DSM NV                                                                                        319            22,475
Euronext NV                                                                                   412            14,660
Europeon Aeronautic Defense and Space Co.                                                  15,356           459,032
Getronics NV+                                                                               2,149             4,986
Hagemeyer NV+                                                                               2,178             5,534
Heineken NV                                                                                 1,033            35,794
IHC Caland NV                                                                               9,918           629,979
ING Groep NV                                                                               44,004         1,329,088
Koninklijke (Royal) KPN NV                                                                  9,159            81,922
Koninklijke (Royal) Philips Electronics NV                                                  5,556           153,048
Koninklijke Ahold NV+                                                                       6,558            54,917
Koninklijke Vendex KBB NV+*(2)(6)                                                             283             5,650
Norsk Hydro ASA                                                                               613            50,594
Oce NV                                                                                        331             5,291
Orkla ASA                                                                                     771            28,228
Qiagen NV+                                                                                    717             8,495

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

NETHERLANDS (CONTINUED)

Randstad Holding NV                                                                           195   $         8,680
Reed Elsevier NV                                                                            2,968            44,746
Rodamco Europe NV                                                                             189            14,137
Royal Dutch Petroleum Co.                                                                   8,797           525,932
Royal Numico NV+                                                                              631            25,815
Storebrand ASA                                                                                900             8,167
TPG NV                                                                                      1,622            46,152
Unilever NV                                                                                 2,412           164,151
Vedior NV                                                                                     701            12,467
VNU NV                                                                                     18,365           535,648
Wereldhave NV                                                                                  87             8,909
Wolters Kluwer NV                                                                           1,193            21,790
                                                                                                    ---------------
                                                                                                          4,652,469
                                                                                                    ---------------

NEW ZEALAND -- 0.1%

Auckland International Airport, Ltd.                                                        1,030             5,937
Carter Holt Harvey, Ltd.                                                                    2,762             3,872
Contact Energy, Ltd.                                                                        1,216             5,624
Fisher & Paykel Appliances Holdings, Ltd.                                                   1,050             2,219
Fisher & Paykel Healthcare Corp.                                                            1,932             4,110
Fletcher Building, Ltd.                                                                     1,951             9,218
Fletcher Challenge Forest, Ltd.+                                                              141               420
Independent Newpapers, Ltd.                                                                   461             1,968
NGC Holdings, Ltd.                                                                            653             1,426
Sky City Entertainment Group, Ltd.                                                          1,762             6,169
Sky Network Television, Ltd.                                                                  411             1,880
Telecom Corp. of New Zealand, Ltd.                                                          8,205            35,380
Tower, Ltd.+                                                                                1,053             1,326
Warehouse Group, Ltd.                                                                         580             1,638
Waste Management NZ, Ltd.                                                                     419             1,825
                                                                                                    ---------------
                                                                                                             83,012
                                                                                                    ---------------

NORWAY -- 0.5%

Den Norke Bank ASA                                                                          2,754            28,141
Frontline, Ltd.                                                                               150             7,173
Norske Skogindustrier ASA                                                                     420             8,385
Petroleum Geo-Services ASA+                                                                    70             4,612
Schibsted ASA                                                                                 200             5,255
Smedvig ASA                                                                                   200             3,756
Statoil ASA                                                                                 2,726            46,461
Tanderg ASA                                                                                   500             5,227
Telenor ASA                                                                                46,675           419,855
Tomra Systems ASA                                                                             600             2,680
Yara International ASA+                                                                       853            12,957
                                                                                                    ---------------
                                                                                                            544,502
                                                                                                    ---------------

PORTUGAL -- 0.1%

Banco BPI SA                                                                                1,444             5,896
Banco Comercial Portugues SA                                                                8,939            24,334
Banco Espirito Santo SA                                                                       443             7,695
Brisa-Auto Estradas de Portugal SA                                                          1,520            12,827
Cimpor Cimentos De Portugal SA                                                                850             4,771

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

PORTUGAL (CONTINUED)

Electricidade de Portugal SA                                                                8,499   $        23,687
Jeronimo Martins, SGPS, SA+                                                                   159             2,422
Portugal Telecom SGPS SA                                                                    3,201            37,511
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                               198             4,941
Sonae SGPS SA                                                                               3,799             5,713
                                                                                                    ---------------
                                                                                                            129,797
                                                                                                    ---------------

RUSSIA -- 0.5%

Lukoil Sponsored ADR                                                                        2,100           284,550
Mobile Telesystems Sponsored ADR                                                            8,200           288,558
                                                                                                    ---------------
                                                                                                            573,108
                                                                                                    ---------------

SINGAPORE -- 1.3%

Allgreen Properties, Ltd.                                                                   2,000             1,430
Altadis SA                                                                                  1,135            46,420
Ascendas Real Estate Investment Trust                                                       4,000             4,555
Banco Bilbao Vizcaya Argentaria SA                                                         51,717           842,032
Capitaland, Ltd.                                                                            5,000             7,118
Capitamall Trust                                                                            3,000             3,707
Chartered Semiconductors Manufacturing, Ltd.+                                               5,000             2,999
City Developments, Ltd.                                                                     2,000             7,815
Comfortdelgro Corp., Ltd.                                                                   8,000             8,093
Creative Technology, Ltd.                                                                     250             2,408
Datacraft Asia, Ltd.+                                                                       1,000               960
DBS Group Holdings, Ltd.                                                                    5,163            46,602
Endesa SA                                                                                   4,022            90,458
Haw Par Corp., Ltd.                                                                         1,040             3,308
Iberdrola SA                                                                                3,235            84,625
Jardine Cycle & Carriage, Ltd.                                                              1,000             7,088
Keppel Corp., Ltd.                                                                          3,000            19,809
Keppel Land, Ltd.                                                                          38,000            52,946
Neptune Orient Lines, Ltd.                                                                  2,000             4,459
Oversea-Chinese Banking Corp., Ltd.                                                         4,050            33,857
Parkway Holdings, Ltd.                                                                      3,000             2,962
SembCorp Industries, Ltd.                                                                   4,000             4,701
SembCorp Logistics, Ltd.                                                                    2,000             1,975
SembCorp Marine, Ltd.                                                                       3,000             3,507
Singapore Airlines, Ltd.                                                                    3,000            21,627
Singapore Exchange, Ltd.                                                                    3,000             3,816
Singapore Land, Ltd.                                                                        1,000             3,241
Singapore Post, Ltd.                                                                        6,000             3,108
Singapore Press Holdings, Ltd.                                                              7,250            20,027
Singapore Technologies Engineering, Ltd.                                                    6,000             9,305
Singapore Telecommunications, Ltd.                                                         27,580            43,105
SMRT Corp., Ltd.                                                                            3,000             1,690
STATS ChipPAC, Ltd.+                                                                        4,000             2,569
Suntec Real Estate Investment Trust+                                                        3,000             2,326
United Overseas Bank, Ltd.                                                                 20,000           174,466
United Overseas Land, Ltd.                                                                  2,000             2,653
Venture Corp., Ltd.                                                                         1,000             8,057
Wing Tai Holdings, Ltd.                                                                     2,000             1,127
                                                                                                    ---------------
                                                                                                          1,580,951
                                                                                                    ---------------

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SOUTH KOREA -- 1.9%

Electrolux AB, Class B                                                                      1,140   $        26,522
Hyundai Motor Co. GDR+*(6)                                                                 28,548           775,649
POSCO ADR                                                                                   6,400           315,904
Samsung Electronics Co., Ltd.                                                               1,230           608,035
Samsung Electronics Co., Ltd. GDR+* (Frankfurt)                                               800           198,000
Samsung Electronics Co., Ltd. GDR* (London)                                                   600           148,500
Samsung Electronics Co., Ltd. GDR* (OTC)                                                    1,200           196,200
                                                                                                    ---------------
                                                                                                          2,268,810
                                                                                                    ---------------

SPAIN -- 2.3%

Abertis Infraestructuras SA                                                                   976            22,052
Acciona SA                                                                                    120            10,827
Acerinox SA                                                                                   777            12,741
ACS, Actividades de Construccion y Servicios, SA                                           32,958           816,018
Amadeus Global Travel Distrubution SA, Class A                                              1,370            12,929
Antena 3 de Television SA+                                                                     83             6,773
Banco Popular Espanol SA                                                                      671            43,404
Banco Santander Central Hispano SA                                                         25,086           305,353
Cintra Concesiones de Infraestructuras de Transporte SA+                                      828             8,909
Corp Mapfre SA                                                                                453             6,976
Fomento de Construcciones y Contratas SA                                                      192             9,814
Gamesa Corp. Tecnologica SA                                                                   462             6,139
Gas Natural SDG, SA                                                                           661            19,005
Gestevision Telecinco SA+                                                                   8,824           205,208
Grupo Ferrovial SA                                                                            266            15,065
Iberia Lineas Aereas de Espana SA                                                           1,978             6,615
Indra Sistemas SA                                                                             530             9,509
Industria de Diseno Textil SA (Inditex)                                                       920            27,513
Metrovacesa SA                                                                                179             9,571
NH Hoteles SA                                                                                 327             4,205
Promotora De Informaciones SA                                                                 323             6,528
RepsolYPF SA                                                                                3,865           102,308
SacyrVallehermoso SA                                                                          449             8,050
Sociedad General de Aguas de Barcelona SA, Class A+                                           245             5,301
Sogecable SA+                                                                                 159             6,367
Telefonica Publicidad e Informacion SA                                                        699             6,306
Telefonica SA                                                                              60,256         1,049,797
Union Fenosa SA                                                                               899            26,699
Zeltia SA                                                                                     635             5,317
                                                                                                    ---------------
                                                                                                          2,775,299
                                                                                                    ---------------

SWEDEN -- 1.8%

Alfa Laval AB                                                                                 300             4,922
Assa Abloy AB, Class B                                                                      1,200            16,971
Atlas Copco AB, Class A                                                                       452            21,638
Atlas Copco AB, Class B                                                                       300            13,131
Axfood AB                                                                                     150             3,659
Billerud AB                                                                                   200             2,942
Capio AB+                                                                                     400             6,053
Castellum AB                                                                                  200             6,534
D Carnegie & Co. AB                                                                           200             2,277
Elekta AB, Class B+                                                                           100             3,606

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SWEDEN (CONTINUED)

Eniro AB+                                                                                     600   $         7,085
Gambro AB, Class A                                                                            900            12,283
Gambro AB, Class B                                                                            500             6,788
Getinge AB, Class B                                                                           600             8,952
Hennes & Mauritz AB, Class B                                                                2,000            68,733
Hoganas AG                                                                                    100             2,871
Holmen AB, Class B+                                                                           200             6,293
Lundin Petroleum AB+                                                                          700             5,395
Modern Times Group AB, Class B+                                                               231             6,991
Nordea Bank AB+                                                                             8,700            87,973
OMX AB+                                                                                       400             4,724
Sandvik AB                                                                                    800            33,263
Sas AB+                                                                                       200             2,001
Scania AB, Class B                                                                            400            17,028
Securitas AB, Class B                                                                       1,092            17,451
Skandia Forsakrings AB                                                                    152,782           775,697
Skandinaviska Enskilda Banken AB, Class A+                                                  2,000            37,902
Skanska AB, Class B+                                                                        1,516            18,331
SKF AB, Class B                                                                               369            17,247
SSAB Svenskt Stal AB, Series A                                                                200             4,964
SSAB Svenskt Stal AB, Series B                                                                200             4,780
Svenska Cellulosa AB, Class B+                                                                733            27,627
Svenska Handelsbanken AB, Class A                                                           2,173            51,322
Swedish Match AB                                                                            1,200            14,680
Tele2 AB, Class B                                                                             400            13,209
Telefonaktiebolaget LM Ericsson, Class B+                                                 249,426           701,973
TeliaSonera AB                                                                              8,459            50,245
Trelleborg AB, Class B+                                                                       200             3,465
Volvo AB, Class A                                                                             400            17,084
Volvo AB, Class B                                                                             870            38,450
Wihlborgs Fastighe AB+                                                                        400             9,249
WM-data AB, Class B                                                                         2,000             4,950
                                                                                                    ---------------
                                                                                                          2,160,739
                                                                                                    ---------------

SWITZERLAND -- 5.9%

ABB, Ltd.+                                                                                  7,866            48,864
Adecco SA                                                                                     552            30,322
Ciba Specialty Chemicals AG                                                                   283            18,314
Clariant AG                                                                                   971            16,764
Compagnie Financiere Richemont AG, Class A(3)                                               2,203            69,163
Credit Suisse Group+                                                                       19,898           854,281
Geberit AG                                                                                     15            10,986
Givaudan SA                                                                                    29            18,621
Holcim, Ltd.                                                                                  679            41,754
Kudelski SA+                                                                                  138             4,979
Kuoni Reisen Holdings                                                                          12             5,307
Logitech International SA+                                                                    182            11,070
Lonza Group AG                                                                                159             9,731
Micronas Semiconductor Holdings AG+                                                           135             5,632
Nestle SA                                                                                   7,734         2,116,092
Nobel Biocare Holding AG                                                                       96            20,206
Novartis AG                                                                                39,930         1,862,877
Phonak Holding AG                                                                             179             6,166

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SWITZERLAND (CONTINUED)

Rieter Holding AG                                                                              18   $         5,689
Roche Holdings AG-Genusschein                                                               2,966           317,914
Schindler Holding AG                                                                           21             7,778
Serono SA, Class B                                                                             27            19,594
Societe Generale Surveillance Holdings SA                                                      18            12,973
Straumann Holding AG                                                                           32             6,929
Sulzer AG                                                                                      15             6,459
Swatch Group AG                                                                               260             7,239
Swatch Group AG, Class B                                                                      141            19,381
Swiss Re                                                                                    1,359            97,319
Swisscom AG                                                                                   111            40,695
Syngenta AG+                                                                                  451            47,097
Synthes, Inc.                                                                                 194            21,573
UBS AG                                                                                     15,262         1,288,794
Unaxis Holding AG                                                                              47             6,602
Valora Holdings AG                                                                             15             3,421
Zurich Financial Services AG+                                                                 608           106,701
                                                                                                    ---------------
                                                                                                          7,167,287
                                                                                                    ---------------

TAIWAN -- 1.0%

Chinatrust Financial Holding Co., Ltd.                                                    327,000           368,973
Hon Hai Precision Industry Co., Ltd. GDR                                                   60,484           533,469
MediaTek, Inc.                                                                             39,000           277,280
                                                                                                    ---------------
                                                                                                          1,179,722
                                                                                                    ---------------

THAILAND -- 0.5%

Thai Oil Public Co., Ltd.(2)                                                              361,240           581,752
                                                                                                    ---------------

TURKEY -- 0.4%

Turkiye Garanti Bankasi AS ADR+                                                            85,600           324,527
Turkiye Is Bankasi AS ADR+                                                                 37,476           216,446
                                                                                                    ---------------
                                                                                                            540,973
                                                                                                    ---------------

UNITED KINGDOM -- 21.8%

3i Group, PLC                                                                               2,591            32,879
Aegis Group, PLC                                                                            4,720             9,098
Aggreko, PLC                                                                                1,073             3,650
Alliance Unichem, PLC                                                                       1,057            15,450
AMEC, PLC                                                                                   1,402             8,452
Amvescap, PLC                                                                               3,080            19,426
Anglo American, PLC                                                                         5,991           142,085
ARM Holdings, PLC                                                                           5,682            11,301
Arriva, PLC                                                                                   823             8,165
Associated British Ports Holdings, PLC                                                      1,311            11,904
AstraZeneca, PLC                                                                            6,970           274,758
Aviva, PLC                                                                                  9,614           115,367
BAA, PLC                                                                                    4,522            49,863
BAE Systems, PLC                                                                          178,473           875,213
Balfour Beatty, PLC                                                                         1,784            10,535
Barclays, PLC                                                                              27,146           277,528

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Barratt Developments, PLC                                                                   1,013   $        12,625
BBA Group, PLC                                                                              1,904            10,857
Bellway, PLC                                                                                  472             7,849
Berkeley Group Holdings, PLC(3)                                                               456             6,984
BG Group, PLC                                                                              14,922           115,968
BHP Billiton, PLC                                                                          10,421           140,018
BOC Group, PLC                                                                              2,106            40,554
Boots Group, PLC                                                                            3,126            36,832
BP, PLC                                                                                   120,794         1,252,062
BPB, PLC                                                                                    2,097            19,675
British Airways, PLC+                                                                       2,285            11,400
British American Tobacco, PLC                                                               6,787           119,664
British Land Co., PLC                                                                       2,187            33,228
British Sky Broadcasting Group, PLC                                                        38,091           417,858
BT Group, PLC                                                                              36,042           139,967
Bunzl, PLC                                                                                  1,847            18,045
Cable & Wireless, PLC                                                                       9,987            24,393
Cadbury Schweppes, PLC                                                                     75,766           759,563
Capita Group, PLC                                                                           2,794            19,853
Carnival, PLC                                                                              12,525           687,824
Cattles, PLC                                                                                1,385             8,847
Centrica, PLC                                                                              16,149            70,419
Close Brothers Group, PLC                                                                     517             7,572
Cobham, PLC                                                                                   471            12,434
Compass Group, PLC                                                                          9,100            41,530
Cookson Group, PLC+                                                                         8,001             6,048
Corus Group, PLC+                                                                          16,857            17,202
Daily Mail & General Trust                                                                  1,272            17,307
Davis Service Group, PLC                                                                      855             7,061
De La Rue, PLC                                                                                773             5,580
Diageo, PLC                                                                                26,918           379,477
Dixons Group, PLC                                                                           8,123            23,448
Eircom Group, PLC                                                                           1,492             3,926
Electrocomponents, PLC                                                                      1,837             8,592
EMAP, PLC                                                                                   1,084            17,002
EMI Group, PLC+                                                                             3,333            14,880
Enterprise Inns, PLC                                                                        1,475            21,491
Exel, PLC                                                                                   1,258            20,160
FirstGroup, PLC                                                                             1,681            10,904
FKI, PLC                                                                                    2,457             4,933
Friends Provident, PLC                                                                      7,988            26,756
George Wimpey, PLC                                                                          1,648            13,703
GKN, PLC                                                                                    3,049            14,621
GlaxoSmithKline, PLC                                                                       80,423         1,843,508
Grafton Group, PLC (Ireland)+(3)                                                              548             6,500
Great Portland Estates, PLC                                                                   514             3,184
Group 4 Securicor, PLC+                                                                     4,803            12,435
GUS, PLC                                                                                    4,292            73,889
Hammerson, PLC                                                                              1,169            18,369
Hanson, PLC                                                                                 3,084            29,169
Hays, PLC                                                                                   7,227            18,164
HBOS, PLC                                                                                  58,517           912,305
Hilton Group, PLC                                                                           6,696            38,088

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

HMV Group, PLC                                                                              1,622   $         7,671
HSBC Holdings, PLC (London)                                                                79,138         1,251,741
ICAP, PLC                                                                                   2,042            10,593
IMI, PLC                                                                                    1,492            11,574
Imperial Chemical Industries, PLC                                                           5,029            25,422
Imperial Tobacco Group, PLC                                                                 3,078            80,793
Inchcape, PLC                                                                                 318            11,911
Intercontinental Hotels Group, PLC                                                          2,662            31,063
International Power, PLC+                                                                   6,220            21,070
Intertek Group, PLC                                                                           652             9,530
Invensys, PLC+                                                                             24,012             7,033
ITV, PLC                                                                                      604             1,455
J. Sainsbury, PLC                                                                           5,743            31,392
Johnson Matthey, PLC                                                                          931            17,400
Kelda Group, PLC                                                                            1,586            17,923
Kesa Electricals, PLC                                                                       2,235            12,766
Kidde, PLC                                                                                  3,561            11,238
Kingfisher, PLC                                                                             9,889            53,961
Land Securities Group, PLC                                                                  1,971            48,160
Legal & General Group, PLC                                                                 27,465            58,779
Liberty International, PLC                                                                  1,018            18,535
Linde AG                                                                                      352            24,184
Lloyds TSB Group, PLC                                                                      23,626           213,414
LogicaCMG, PLC                                                                              3,169            10,600
London Stock Exchange, PLC                                                                  1,074             9,209
Man Group, PLC                                                                             10,369           269,233
Marconi Corp., PLC+                                                                           878             8,943
Marks & Spencer Group, PLC                                                                  6,950            45,443
Meggitt, PLC                                                                                1,813             9,019
Mfi Furniture Group, PLC                                                                    2,620             5,793
Misys, PLC                                                                                  2,213             9,263
Mitchells & Butler, PLC                                                                     2,209            14,381
National Express Group, PLC                                                                   586             9,994
National Grid Group, PLC                                                                   56,372           522,258
Next, PLC                                                                                   1,105            33,244
Novar, PLC                                                                                  1,821             6,409
Pearson, PLC                                                                                3,388            41,296
Peninsular & Oriental Steam Navigation Co.                                                  3,128            17,113
Persimmon, PLC                                                                              1,154            16,476
Pilkington, PLC                                                                             4,346             9,732
Premier Farnell, PLC                                                                        1,532             4,914
Provident Financial, PLC                                                                    1,076            14,396
Prudential, PLC                                                                           150,021         1,434,520
Punch Taverns, PLC                                                                          1,054            13,704
Rank Group, PLC                                                                             2,537            13,124
Reckitt Benckiser, PLC                                                                     11,629           369,634
Reed Elsevier, PLC                                                                         69,324           718,562
Rentokil Initial, PLC                                                                       7,642            23,395
Reuters Group, PLC                                                                          6,051            46,654
Rexam, PLC                                                                                  2,324            20,850
Rio Tinto, PLC                                                                              4,508           145,760
Rolls Royce Group, PLC+                                                                     6,477            29,865
Rolls Royce Group, PLC, Class B                                                           312,550               591
Royal & Sun Alliance Insurance Group, PLC                                                  12,295            18,239

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Royal Bank of Scotland Group, PLC                                                          59,557   $     1,895,304
RT Group, PLC+*(2)(6)                                                                         207                20
Ryanair Holdings, PLC Sponsored ADR+                                                          159             6,959
SABMiller, PLC                                                                              3,387            53,029
Sage Group, PLC                                                                             5,411            20,579
Schroders, PLC                                                                                524             7,001
Scottish & Newcastle, PLC                                                                   3,398            29,570
Scottish and Southern Energy, PLC                                                           3,620            60,302
Scottish Power, PLC                                                                         7,867            60,805
Serco Group, PLC                                                                            1,984             9,158
Severn Trent, PLC                                                                          22,162           383,208
Shell Transport & Trading Co., PLC                                                        108,456           973,534
Shire Pharmaceuticals Group, PLC                                                           35,160           401,651
Signet Group, PLC                                                                           7,317            14,864
Slough Estates, PLC                                                                         1,769            16,297
Smith & Nephew, PLC                                                                         3,961            37,239
Smiths Group, PLC                                                                          27,652           444,954
SSL International, PLC                                                                        799             4,571
Stagecoach Group, PLC                                                                       3,360             7,016
Tate & Lyle, PLC                                                                            1,734            17,416
Taylor Woodrow, PLC                                                                         2,401            13,884
Tesco, PLC                                                                                 83,215           497,713
Tomkins, PLC                                                                                3,261            16,284
Trinity Mirror, PLC                                                                         1,245            16,493
Tullow Oil, PLC                                                                            95,773           314,465
Unilever, PLC                                                                              11,678           115,418
United Business Media, PLC                                                                  1,419            14,266
United Utilities, PLC                                                                       2,353            28,058
United Utilities, PLC, Class A                                                              1,306            11,118
Vodafone Group, PLC                                                                     1,228,653         3,262,192
Whitbread, PLC                                                                              1,258            22,145
William Hill, PLC                                                                           1,669            17,379
William Morrison Supermarkets, PLC                                                        233,377           864,407
Wolseley, PLC                                                                              32,217           674,573
WPP Group, PLC                                                                             73,022           831,409
Yell Group, PLC                                                                             2,958            26,440
                                                                                                    ---------------
                                                                                                         26,490,340
                                                                                                    ---------------

UNITED STATES -- 0.0%

Hutchison Telecommunications International, Ltd.+                                           6,000             5,731
Ship Finance International, Ltd.                                                               52             1,056
                                                                                                    ---------------
                                                                                                              6,787
                                                                                                    ---------------
TOTAL COMMON STOCK (cost $103,964,369)                                                                  113,575,602
                                                                                                    ---------------

PREFERRED STOCK -- 0.1%

GERMANY -- 0.1%

Fresenius Medical Care AG                                                                     110             6,338
Henkel KGaA                                                                                   250            22,604
Porsche AG                                                                                     33            23,956
ProSieben SAT.1 Media AG                                                                      346             6,486
RWE AG                                                                                        164             8,678
Volkswagen AG                                                                                 444            16,012
                                                                                                    ---------------
TOTAL PREFERRED STOCK (cost $65,935)                                                                         84,074
                                                                                                    ---------------

                                                                                                        VALUE
                                                                                      SHARES           (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%+

HONG KONG -- 0.0%

Hopewell Highway Infrastructure, Ltd. Expires 08/05/06 (strike price $4.18)                   100   $            19
Kingboard Chemical Holdings, Ltd. Expires 12/31/06 (strike price $20.00)                      200               163
                                                                                                    ---------------
                                                                                                                182
                                                                                                    ---------------

SINGAPORE -- 0.0%

City Developments, Ltd. Expires 05/10/06 (strike price $2.50)                                 100               242
                                                                                                    ---------------
TOTAL WARRANTS (cost $0)                                                                                        424
                                                                                                    ---------------

EXCHANGE TRADED FUNDS -- 1.1%

UNITED STATES -- 1.1%

iShares MSCI EAFE Index Fund (cost $1,423,334)(1)                                           8,800         1,398,056
                                                                                                    ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $105,453,639)                                               115,058,156
                                                                                                    ---------------

                                                                                  PRINCIPAL
                                                                                   AMOUNT
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 1.1%

CORPORATE SHORT-TERM NOTE -- 0.6%

United Parcel Service, Inc. 2.60% due 04/04/05                                    $       700,000           699,849
                                                                                                    ---------------

TIME DEPOSIT -- 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.90% due 04/01/05                   615,000           615,000
                                                                                                    ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.0%

United States Treasury Bills 2.74% due 06/16/05(1)                                         75,000            74,573
                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,389,415)                                                  1,389,422
                                                                                                    ---------------

REPURCHASE AGREEMENTS -- 2.9%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $2,417,084 and collateralized by $1,820,000 of United States Treasury Bonds,
   bearing interest at 7.63%, due 02/15/25 and having an approximate
   value of $2,467,327(1)                                                               2,417,000         2,417,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.65%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $615,028 and collateralized by $465,000 of United States Treasury Bonds, bearing interest at 7.63%, due 02/15/25 and having an approximate value of
   $630,388(1)                                                                            615,000           615,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $472,016 and collateralized by $380,000 of United States Treasury Bonds, bearing interest at 7.50%, due 11/15/16 and having an approximate value of
   $486,598                                                                               472,000           472,000
                                                                                                    ---------------
TOTAL REPURCHASE AGREEMENTS (cost $3,504,000)                                                             3,504,000
                                                                                                    ---------------

TOTAL INVESTMENTS --
   (cost $110,347,054)@                                                    98.5%                        119,951,578
Other assets less liabilities --                                            1.5                           1,838,014
                                                                            ---                     ---------------
NET ASSETS --                                                             100.0%                    $   121,789,592
                                                                          =====                     ===============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $1,837,127 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis

(1) The security or a portion thereof represents collateral for open futures contracts.
(2)  Fair valued security; see Note 2.
(3)  Consists of more than one class of securities traded together as a unit.
(4)  When-issued security
(5) The security or a portion thereof represents collateral for when-issued security.
(6)  Illiquid security
(7)  Bonus shares
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
SDR -- Swedish Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                              UNREALIZED
NUMBER OF                                    EXPIRATION      VALUE AT      VALUE AS OF       APPRECIATION
CONTRACTS     DESCRIPTION                       DATE        TRADE DATE    MARCH 31, 2005    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
  1 Long      CAC 40 10 Euro Index           April 2005      $  54,139       $  52,974         $    119
  2 Long      OMX Index                      April 2005         21,851          21,602              240
  10 Long     DJ Euro STOXX 50                June 2005        393,168         390,285           (2,890)
  11 Long     Dow Jones STOXX 50              June 2005        419,004         408,012           (1,061)
  4 Long      Generic 5th 'ZM' Index          June 2005        373,732         371,306           (2,432)
  7 Long      MSCI Pan-Euro Index             June 2005        166,575         162,118             (519)
  2 Long      NIKKEI 225                      June 2005        118,565         116,000           (2,565)
  1 Long      Tokyo Price Index               June 2005        114,446         110,368             (841)
                                                                                               --------
                                                                                               $ (9,949)
                                                                                               ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

   CONTRACT                                IN                     DELIVERY              GROSS UNREALIZED
  TO DELIVER                          EXCHANGE FOR                  DATE                  APPRECIATION
--------------------------------------------------------------------------------------------------------
CHF    185,135                       USD   160,987                05/13/05                 $  5,787
EUR    562,076                       USD   743,023                04/28/05                   13,981
HKD 11,792,542                       USD 1,515,620                06/14/05                    2,407
NOK    553,080                       USD    90,669                06/10/05                    3,194
SEK    952,524                       USD   140,490                06/22/05                    5,460
                                                                                           --------
                                                                                             30,829
                                                                                           --------

   CONTRACT                                 IN                    DELIVERY              GROSS UNREALIZED
  TO DELIVER                           EXCHANGE FOR                 DATE                  APPRECIATION
--------------------------------------------------------------------------------------------------------
USD 1,868,326                        JPY 199,724,000              04/27/05                 $  (1,525)
USD   118,976                        DKK     671,027              04/28/05                    (2,157)
USD 1,657,529                        AUD   2,109,178              05/12/05                   (33,964)
USD   866,874                        GBP     452,726              05/23/05                   (13,698)
USD   166,729                        SGD     271,340              06/23/05                    (1,970)
                                                                                           ---------
                                                                                             (53,314)
                                                                                           ---------
Net Unrealized Appreciation (Depreciation)                                                 $ (22,485)
                                                                                           =========

----------
AUD -- Australian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Agencies                       30.9%
U.S. Government Obligations                    27.4%
Financial Services                             11.1%
Repurchase Agreements                           7.3%
Banks                                           2.7%
Insurance                                       2.6%
Electric Utilities                              2.4%
Broadcasting & Media                            2.3%
Telecommunications                              2.2%
Leisure & Tourism                               1.0%
Food, Beverage & Tobacco                        0.9%
Real Estate Investment Trusts                   0.9%
Foreign Government                              0.8%
Energy Services                                 0.7%
Business Services                               0.6%
Chemicals                                       0.6%
Energy Sources                                  0.6%
Gas & Pipeline Utilities                        0.6%
Metals & Minerals                               0.5%
Real Estate Companies                           0.5%
Automotive                                      0.4%
Health Services                                 0.4%
Housing & Household Durables                    0.4%
Telephone                                       0.4%
Drugs                                           0.3%
Forest Products                                 0.3%
Retail                                          0.3%
Medical Products                                0.2%
Multi-Industry                                  0.2%
Aerospace & Military Technology                 0.1%
Computers & Business Equipment                  0.1%
Machinery                                       0.1%
Plastic                                         0.1%
                                               ----
                                               99.9%
                                               ====

CREDIT QUALITY+#

Government - Agency                            33.5%
Government - Treasury                          29.8
AAA                                             5.1
AA                                              1.3
A                                               9.7
BBB                                            18.4
BB                                              1.4
B                                               0.1
Not rated@                                      0.7
                                              -----
                                              100.0%
                                              =====

----------
*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.8%

FINANCE -- 4.8%

FINANCIAL SERVICES -- 4.8%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                            $       350,000   $       340,498
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1 A2 6.44%
  due 06/16/30(5)                                                                               200,000           211,064
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999 WF2 A2 7.08%
  due 07/15/31(5)                                                                               300,000           326,823
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2 A2 6.48%
  due 02/15/35(5)                                                                               350,000           379,101
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61%
  due 11/15/33(5)                                                                               200,000           207,962
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08                      190,000           187,032
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                      100,000            97,609
Carmax Auto Owner Trust, Series 2002-1 A4 4.23% due 09/17/07                                    161,032           161,691
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% due 05/18/30(5)                  170,960           180,235
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(5)                  200,000           211,368
Commercial Mtg. Asset Trust, Series 1999-C1 A3 6.64% due 01/17/32(5)                            200,000           214,402
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5 6.21% due 12/30/11                 200,000           213,998
First Union - Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% due 06/15/31(5)              300,000           320,263
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(5)                       300,000           316,054
GE Commercial Equipment Financing, LLC, Series 2004 A A3 3.36% due 06/23/08*                    460,000           452,022
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 04/01/05(1)(5)                                                                            300,000           293,812
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10                           148,968           149,923
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                           220,000           215,006
Household Affinity Credit Card Master Note Trust, Series 2003-2 A 2.18%
  due 02/15/08                                                                                  200,000           197,323
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)                           200,000           213,848
Morgan Stanley Capital I, Series 1998-WF1 A2 6.55% due 03/15/30(5)                              242,965           254,650
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(5)                              200,000           210,706
Morgan Stanley Capital I, Series 1999-WF1 A2 6.21% due 11/15/31(5)                              300,000           315,171
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1 A4 6.66% due 02/15/33(5)                 200,000           216,896
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A2 6.09% due 04/15/34(5)                   300,000           311,861
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% due 04/15/34(5)                   200,000           217,438
Nissan Auto Receivables Owner Trust, Series 2002-B A4 4.60% due 09/17/07                        128,761           129,315
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                        410,000           396,503
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(5)                         200,000           211,856
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08                                300,000           297,331
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11                                  400,000           394,266
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                                  145,000           143,064
                                                                                                          ---------------
TOTAL ASSET-BACKED SECURITIES (cost $8,028,367)                                                                 7,989,091
                                                                                                          ---------------

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 82.7%

CONSUMER DISCRETIONARY -- 1.1%

AUTOMOTIVE -- 0.4%
DaimlerChrysler AG 7.45% due 03/01/27                                                   $       100,000   $       107,459
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                             250,000           242,785
Ford Motor Co. 6.38% due 02/01/29                                                               150,000           123,394
Ford Motor Co. 7.45% due 07/16/31                                                               270,000           244,238

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Centex Corp. 7.50% due 01/15/12                                                                 130,000           145,438
Centex Corp. 7.88% due 02/01/11                                                                  50,000            56,509
Lennar Corp. 7.63% due 03/01/09                                                                  60,000            65,375
Pulte Homes, Inc. 7.88% due 08/01/11                                                            200,000           223,957
Toll Brothers, Inc. 6.88% due 11/15/12                                                          120,000           128,090

RETAIL -- 0.3%
May Department Stores Co. 5.75% due 07/15/14                                                     90,000            90,266
May Department Stores Co. 8.00% due 07/15/12                                                    170,000           196,323
Staples, Inc. 7.13% due 08/15/07                                                                 85,000            90,356
Staples, Inc. 7.38% due 10/01/12                                                                 50,000            56,954
                                                                                                          ---------------
                                                                                                                1,771,144
                                                                                                          ---------------

CONSUMER STAPLES -- 0.8%

FOOD, BEVERAGE & TOBACCO -- 0.8%
Altria Group, Inc. 7.00% due 11/04/13                                                           125,000           134,129
ConAgra Foods, Inc. 8.25% due 09/15/30                                                          100,000           132,702
Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11                                        75,000            73,687
Kraft Foods, Inc. 4.13% due 11/12/09                                                            180,000           175,246
Kraft Foods, Inc. 5.63% due 11/01/11                                                             50,000            51,880
Kroger Co. 6.75% due 04/15/12                                                                   200,000           217,964
Miller Brewing Co. 4.25% due 08/15/08*                                                          200,000           198,031
Philip Morris Cos., Inc. 6.38% due 02/01/06                                                      40,000            40,720
Philip Morris Cos., Inc. 7.65% due 07/01/08                                                      70,000            75,917
Tyson Foods, Inc. 8.25% due 10/01/11                                                            230,000           266,771
                                                                                                          ---------------
                                                                                                                1,367,047
                                                                                                          ---------------

ENERGY -- 1.1%

ENERGY SERVICES -- 0.7%
Enterprise Products Operating LP, Series B 4.63% due 10/15/09                                   110,000           107,346
Enterprise Products Operating LP, Series B 6.65% due 10/15/34                                   110,000           112,151
Halliburton Co. 7.60% due 08/15/96                                                              120,000           141,753
Motiva Enterprises, LLC 5.20% due 09/15/12*                                                     225,000           227,871
Tesoro Petroleum Corp. 8.00% due 04/15/08                                                       100,000           104,500
Valero Energy Corp. 7.50% due 04/15/32                                                          170,000           204,940
Xcel Energy, Inc. 7.00% due 12/01/10                                                            200,000           220,241

ENERGY SOURCES -- 0.4%
Alliant Energy Resources, Inc. 9.75% due 01/15/13                                               180,000           230,289
Amerada Hess Corp. 7.88% due 10/01/29                                                           160,000           191,241
Devon Financing Corp., ULC 6.88% due 09/30/11                                                   220,000           242,226
XTO Energy, Inc. 7.50% due 04/15/12                                                              70,000            80,186
                                                                                                          ---------------
                                                                                                                1,862,744
                                                                                                          ---------------


                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE -- 9.9%

BANKS -- 2.1%
BAC Capital Trust VI 5.63% due 03/08/35                                                 $       230,000   $       220,216
Bank of America Corp. 5.25% due 02/01/07                                                        200,000           203,786
Bank of America Corp. 6.25% due 04/15/12(3)                                                     370,000           399,665
Bank of America Corp. 7.40% due 01/15/11                                                        160,000           180,375
Bank One Corp. 5.90% due 11/15/11                                                               260,000           272,830
First Union National Bank 7.80% due 08/18/10                                                    300,000           343,647
HSBC Bank USA 4.63% due 04/01/14                                                                300,000           289,611
Independence Community Bank Corp. 3.75% due 04/01/09(1)                                         230,000           217,600
MBNA America Bank NA 5.38% due 01/15/08                                                         260,000           265,142
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                         200,000           202,660
Nationsbank Corp. 6.80% due 03/15/28                                                            100,000           112,319
Sovereign Bank 4.00% due 02/01/08                                                               200,000           197,611
US Bank NA 4.95% due 10/30/14                                                                   250,000           246,821
Wells Fargo & Co. 5.13% due 02/15/07                                                            200,000           203,553
Wells Fargo & Co. 6.38% due 08/01/11                                                            200,000           216,906

FINANCIAL SERVICES -- 5.5%
Capital One Financial Corp. 7.25% due 05/01/06                                                  220,000           227,277
Citigroup, Inc. 5.00% due 09/15/14                                                              853,000           837,455
CS First Boston USA, Inc. 4.88% due 01/15/15                                                    150,000           144,437
CS First Boston USA, Inc. 5.50% due 08/15/13                                                     70,000            71,422
Duke Capital, LLC 5.67% due 08/15/14                                                            190,000           191,072
ERAC USA Finance Co. 7.35% due 06/15/08*                                                         90,000            97,162
ERAC USA Finance Co. 8.00% due 01/15/11*                                                        130,000           149,732
Ford Motor Credit Co. 5.70% due 01/15/10                                                        130,000           122,454
Ford Motor Credit Co. 7.38% due 10/28/09                                                         30,000            30,131
Ford Motor Credit Co. 7.38% due 02/01/11                                                        280,000           278,190
Frank Russell Co. 5.63% due 01/15/09*                                                           100,000           104,223
General Electric Capital Corp., Series MTNA 6.00% due 06/15/12(3)                               390,000           415,522
General Electric Capital Corp., Series MTNA 6.75% due 03/15/32                                  200,000           230,865
General Motors Acceptance Corp. 6.75% due 12/01/14                                              270,000           233,227
General Motors Acceptance Corp. 6.88% due 09/15/11                                              270,000           244,307
General Motors Acceptance Corp. 7.25% due 03/02/11                                              250,000           232,112
General Motors Acceptance Corp. 7.75% due 01/19/10                                              100,000            96,050
General Motors Corp. 8.38% due 07/15/33                                                         145,000           124,081
Goldman Sachs Capital I 6.35% due 02/15/34                                                      335,000           347,037
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                                    300,000           324,643
Household Finance Corp. 4.75% due 07/15/13                                                      100,000            97,356
Household Finance Corp. 6.38% due 10/15/11(3)                                                   420,000           453,726
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                                      380,000           373,989
J.P. Morgan Chase & Co. 6.75% due 02/01/11(3)                                                   550,000           602,151
John Hancock Global Funding II 5.00% due 07/27/07*                                              200,000           202,572
Morgan Stanley 4.75% due 04/01/14(3)                                                          1,010,000           961,640
Philip Morris Capital Corp. 7.50% due 07/16/09                                                   40,000            43,008
Premium Asset Trust, Series 2004-04 4.13% due 03/12/09*                                         140,000           134,383
Pricoa Global Funding I 3.90% due 12/15/08*                                                     200,000           195,899
Principal Life Global Funding I 6.13% due 10/15/33*                                             190,000           200,756
Prudential Financial, Inc., Series MTNB 5.10% due 09/20/14                                      275,000           272,279
SB Treasury Co., LLC 9.40% due 06/30/08*(1)                                                     110,000           123,823
Sun Life Canada US Capital Trust 8.53% due 05/06/07*                                            350,000           383,737
Verizon Global Funding Corp. 6.88% due 06/15/12                                                  50,000            55,075
Verizon Global Funding Corp. 7.75% due 12/01/30                                                 240,000           290,064
Wachovia Bank NA 4.88% due 02/01/15                                                             250,000           243,232

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE -- (CONTINUED)

INSURANCE -- 2.3%
Ace Capital Trust II 9.70% due 04/01/30                                                 $       160,000   $       218,675
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                        50,000            52,529
Allstate Life Global Funding Trusts 4.25% due 02/26/10                                          200,000           195,852
American Financial Group, Inc. 7.13% due 04/15/09                                               140,000           150,657
Amerus Life Holdings, Inc. 6.95% due 06/15/05                                                   150,000           150,807
Asif Global Financing,. Series XXVI 2.50% due 01/30/07*                                         150,000           145,539
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                              120,000           118,222
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                            10,000            11,588
Farmers Insurance Exchange 8.63% due 05/01/24*                                                  250,000           302,412
Fidelity National Financial, Inc. 7.30% due 08/15/11                                            100,000           107,362
Hartford Life, Inc. 7.10% due 06/15/07                                                          200,000           211,146
Jackson National Life Insurance Co. 5.25% due 03/15/07*                                          85,000            87,043
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                                130,000           138,572
Marsh & McLennan Cos., Inc. 3.63% due 02/15/08                                                   35,000            33,997
Marsh & McLennan Cos., Inc. 5.38% due 07/15/14                                                  290,000           278,214
Marsh & McLennan Cos., Inc. 6.25% due 03/15/12                                                   35,000            36,578
Mercury General Corp. 7.25% due 08/15/11                                                        175,000           191,334
MMI Capital Trust, Series B 7.63% due 12/15/27                                                  100,000           109,261
Protective Life Secured Trust, Series MTN 4.00% due 10/07/09                                    170,000           165,159
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                                 140,000           143,663
Torchmark Corp. 6.25% due 12/15/06                                                              120,000           124,057
Transamerica Capital II 7.65% due 12/01/26*                                                     200,000           228,642
Unitrin, Inc. 5.75% due 07/01/07                                                                200,000           204,566
W.R. Berkley Capital Trust 8.20% due 12/15/45                                                   260,000           268,788
XL Capital, Ltd. 5.25% due 09/15/14                                                              65,000            64,142
                                                                                                          ---------------
                                                                                                               16,446,636
                                                                                                          ---------------

HEALTHCARE -- 0.9%

DRUGS -- 0.3%
Schering-Plough Corp. 6.50% due 12/01/33                                                        175,000           195,797
Wyeth 5.50% due 02/01/14                                                                        240,000           246,993
Wyeth 6.95% due 06/21/05                                                                        100,000           109,665

HEALTH SERVICES -- 0.4%
Anthem, Inc. 6.80% due 08/01/12                                                                  30,000            33,269
Humana, Inc. 7.25% due 08/01/06                                                                 200,000           207,186
Quest Diagnostics, Inc. 6.75% due 07/12/06                                                      200,000           206,272
UnitedHealth Group, Inc. 5.20% due 01/17/07                                                     110,000           111,910
WellPoint Health Networks, Inc. 6.38% due 01/15/12                                               45,000            48,560

MEDICAL PRODUCTS -- 0.2%
Beckman Coulter, Inc. 7.45% due 03/04/08                                                        260,000           280,220
                                                                                                          ---------------
                                                                                                                1,439,872
                                                                                                          ---------------

INDUSTRIAL & COMMERCIAL -- 0.7%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.63% due 12/15/12                                                                20,000            23,205
Raytheon Co. 4.85% due 01/15/11                                                                 150,000           149,500

BUSINESS SERVICES -- 0.5%
Aramark Services, Inc. 7.00% due 07/15/06                                                       180,000           185,359
Aramark Services, Inc. 7.00% due 05/01/07                                                       200,000           209,274
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                       200,000           202,602
Waste Management, Inc. 6.88% due 05/15/09                                                       250,000           269,033

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.1%
Kennametal, Inc. 7.20% due 06/15/12                                                     $       180,000   $       198,905
                                                                                                          ---------------
                                                                                                                1,237,878
                                                                                                          ---------------

INFORMATION & ENTERTAINMENT -- 3.2%

BROADCASTING & MEDIA -- 2.2%
AOL Time Warner, Inc. 6.75% due 04/15/11                                                        150,000           162,089
AOL Time Warner, Inc. 6.88% due 05/01/12                                                        210,000           229,338
AOL Time Warner, Inc. 7.63% due 04/15/31                                                        230,000           270,196
AOL Time Warner, Inc. 7.70% due 05/01/32                                                        100,000           118,719
Belo Corp. 8.00% due 11/01/08                                                                   180,000           198,702
Chancellor Media Corp. 8.00% due 11/01/08                                                       125,000           134,726
Clear Channel Communications, Inc. 5.00% due 03/15/12                                           260,000           247,155
Comcast Cable Communications, Inc. 6.75% due 01/30/11                                           150,000           162,031
Comcast Cable Communications, Inc. 8.38% due 05/01/07                                           250,000           269,294
Comcast Corp. 7.05% due 03/15/33                                                                 45,000            50,332
Cox Communications, Inc. 5.45% due 12/15/14*                                                     60,000            58,411
Cox Communications, Inc. 7.13% due 10/01/12                                                     150,000           163,589
Cox Enterprises, Inc. 7.88% due 09/15/10*                                                       210,000           228,432
Lenfest Communications, Inc. 8.38% due 11/01/05                                                  40,000            40,923
Liberty Media Corp. 7.88% due 07/15/09                                                           40,000            43,294
Liberty Media Corp. 8.25% due 02/01/30                                                          210,000           212,947
News America Holdings, Inc. 8.45% due 08/01/34                                                   20,000            25,733
News America, Inc. 6.63% due 01/09/08                                                           290,000           304,668
Univision Communications, Inc. 3.88% due 10/15/08                                                25,000            24,302
Univision Communications, Inc. 7.85% due 07/15/11                                               180,000           205,114
USA Interactive 7.00% due 01/15/13                                                              260,000           275,358
Viacom, Inc. 7.70% due 07/30/10                                                                 150,000           167,687

LEISURE & TOURISM -- 1.0%
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 07/09/10                           44,708            43,353
American Airlines, Inc., Series 99-1 Pass Through 7.02% due 10/15/09                            250,000           253,578
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                         200,000           196,617
GTECH Holdings Corp. 4.50% due 12/01/09*                                                        175,000           171,180
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                                  10,000            10,173
Harrah's Operating Co., Inc. 7.50% due 01/15/09                                                  70,000            76,139
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                                 220,000           249,649
Hilton Hotels Corp. 7.20% due 12/15/09                                                           55,000            59,930
MGM Mirage, Inc. 8.50% due 09/15/10                                                             210,000           229,950
Park Place Entertainment Corp. 7.50% due 09/01/09                                               150,000           161,250
Tricon Global Restaurants, Inc. 7.65% due 05/15/08                                              210,000           228,405
                                                                                                          ---------------
                                                                                                                5,273,264
                                                                                                          ---------------

INFORMATION TECHNOLOGY -- 1.6%

COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Hewlett-Packard Co. 5.75% due 12/15/06                                                          260,000           266,607

TELECOMMUNICATIONS -- 1.5%
AT&T Broadband Corp. 8.38% due 03/15/13                                                         190,000           225,764
AT&T Wireless Services, Inc. 7.88% due 03/01/11(3)                                               80,000            90,992
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                                 300,000           395,793
BellSouth Corp. 5.20% due 09/15/14                                                              260,000           257,205
BellSouth Corp. 6.00% due 11/15/34                                                              190,000           189,047

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Motorola, Inc. 6.50% due 11/15/28                                                       $       150,000   $       156,175
Motorola, Inc. 7.50% due 05/15/25                                                                50,000            58,135
SBC Communications, Inc. 5.10% due 09/15/14                                                     410,000           399,619
Sprint Capital Corp. 6.88% due 11/15/28                                                         190,000           203,412
Sprint Capital Corp. 7.63% due 01/30/11                                                         330,000           367,327
Sprint Capital Corp. 8.75% due 03/15/32                                                          70,000            90,815
                                                                                                          ---------------
                                                                                                                2,700,891
                                                                                                          ---------------

MATERIALS -- 1.0%

CHEMICALS -- 0.5%
Ferro Corp. 9.13% due 01/01/09                                                                  195,000           215,781
ICI Wilmington, Inc. 7.05% due 09/15/07                                                         325,000           342,565
Lubrizol Corp. 4.63% due 10/01/09                                                               105,000           103,434
Lubrizol Corp. 6.50% due 10/01/34                                                               120,000           125,347

FOREST PRODUCTS -- 0.2%
Temple-Inland, Inc. 7.88% due 05/01/12                                                          225,000           253,985

METALS & MINERALS -- 0.2%
Commercial Metals Co. 5.63% due 11/15/13                                                        125,000           126,908
Phelps Dodge Corp. 8.75% due 06/01/11                                                           180,000           215,542
Timken Co. 5.75% due 02/15/10                                                                    65,000            66,430

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                            165,000           167,777
Sealed Air Corp. 5.63% due 07/15/13*                                                             70,000            70,801
                                                                                                          ---------------
                                                                                                                1,688,570
                                                                                                          ---------------

REAL ESTATE -- 1.4%

REAL ESTATE COMPANIES -- 0.5%
AMB Property LP 7.10% due 06/30/08                                                              150,000           160,932
EOP Operating LP 7.00% due 07/15/11                                                             190,000           209,247
ERP Operating LP 6.63% due 03/15/12                                                             150,000           162,877
Liberty Property LP 7.75% due 04/15/09                                                           70,000            76,970
Liberty Property LP 8.50% due 08/01/10                                                          200,000           230,747

REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Avalon Properties, Inc. 6.88% due 12/15/07                                                       40,000            42,226
AvalonBay Communities, Inc., Series MTN 7.50% due 08/01/09                                      200,000           220,744
Camden Property Trust 4.38% due 01/15/10                                                        230,000           224,224
Developers Diversified Realty Corp. 3.88% due 01/30/09                                          180,000           173,392
Duke Realty LP 6.75% due 05/30/08                                                               160,000           168,618
Duke Realty LP 7.75% due 11/15/09                                                                70,000            77,705
Health Care Property Investors, Inc. 6.00% due 03/01/15                                         160,000           165,174
Health Care Property Investors, Inc. 6.45% due 06/25/12                                         150,000           161,124
Healthcare Realty Trust, Inc. 8.13% due 05/01/11                                                210,000           240,672
                                                                                                          ---------------
                                                                                                                2,314,652
                                                                                                          ---------------

U.S. GOVERNMENT AGENCIES -- 30.9%

U.S. GOVERNMENT AGENCIES -- 30.9%
Federal Home Loan Bank 4.38% due 03/17/10                                                     1,000,000           995,598
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13                                               1,579,000         1,552,466

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09                                         $        50,000   $        52,477
Federal Home Loan Mtg. Corp. 5.75% due 01/15/12                                                 500,000           530,731
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32                                                 750,000           864,057
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31                                                 100,000           121,940
Federal National Mtg. Assoc. 4.38% due 10/15/06                                               4,000,000         4,029,792
Federal National Mtg. Assoc. 5.38% due 11/15/11                                                 500,000           518,987
Federal National Mtg. Assoc. 6.00% due 12/15/05                                               1,250,000         1,271,200
Federal National Mtg. Assoc. 6.00% due 05/15/11                                                 250,000           267,654
Federal National Mtg. Assoc. 6.63% due 11/15/30                                                 400,000           479,522
Federal National Mtg. Assoc., Series T-60 1A3 7.00% due 07/15/05                                600,000           606,692
Federal National Mtg. Assoc. 7.25% due 01/15/10                                                 200,000           223,284
Government National Mtg. Assoc. 4.50% due 04/15/18                                              402,682           397,781
Government National Mtg. Assoc. 4.50% due 05/15/18(3)                                         2,500,122         2,468,597
Government National Mtg. Assoc. 4.50% due 08/15/18                                               42,326            41,793
Government National Mtg. Assoc. 4.50% due 08/15/18                                               74,336            73,398
Government National Mtg. Assoc. 4.50% due 09/15/18                                              918,526           906,945
Government National Mtg. Assoc. 4.50% due 10/15/18                                            2,355,286         2,325,587
Government National Mtg. Assoc. 4.50% due 10/15/18(3)                                         1,729,612         1,707,803
Government National Mtg. Assoc. 4.50% due 09/15/33                                              891,715           854,934
Government National Mtg. Assoc. 5.00% due April TBA                                           1,000,000           985,938
Government National Mtg. Assoc. 5.00% due 08/15/33                                              246,563           243,659
Government National Mtg. Assoc. 5.00% due 09/15/33                                              396,298           391,630
Government National Mtg. Assoc. 5.00% due 10/15/33                                              190,910           188,662
Government National Mtg. Assoc. 5.00% due 06/15/34                                              819,833           809,664
Government National Mtg. Assoc. 5.50% due 02/15/32                                               64,564            65,249
Government National Mtg. Assoc. 5.50% due 03/15/32                                               67,574            68,353
Government National Mtg. Assoc. 5.50% due 12/15/32                                               93,250            94,238
Government National Mtg. Assoc. 5.50% due 01/15/33                                               48,322            48,818
Government National Mtg. Assoc. 5.50% due 02/15/33                                              356,077           359,730
Government National Mtg. Assoc. 5.50% due 03/15/33                                            1,064,642         1,075,566
Government National Mtg. Assoc. 5.50% due 04/15/33                                            1,135,174         1,146,822
Government National Mtg. Assoc. 5.50% due 04/15/33                                              382,818           386,869
Government National Mtg. Assoc. 5.50% due 04/15/33(2)                                         1,619,781         1,636,402
Government National Mtg. Assoc. 5.50% due 05/15/33                                               84,096            84,959
Government National Mtg. Assoc. 5.50% due 06/15/33                                            4,547,474         4,594,136
Government National Mtg. Assoc. 5.50% due 07/15/33                                            3,437,211         3,472,481
Government National Mtg. Assoc. 5.50% due 08/15/33                                              849,199           857,913
Government National Mtg. Assoc. 5.50% due 09/15/33                                               73,776            74,533
Government National Mtg. Assoc. 5.50% due 11/15/33                                              761,378           769,190
Government National Mtg. Assoc. 5.50% due 12/15/33                                               31,304            31,625
Government National Mtg. Assoc. 5.50% due 01/15/34                                            1,513,107         1,528,231
Government National Mtg. Assoc. 5.50% due 02/15/34                                              767,797           775,471
Government National Mtg. Assoc. 6.00% due 04/15/28                                            1,522,580         1,569,332
Government National Mtg. Assoc. 6.00% due 01/15/29                                              226,012           232,841
Government National Mtg. Assoc. 6.00% due 11/15/31                                              158,606           163,330
Government National Mtg. Assoc. 6.00% due 12/15/31                                              328,232           338,009
Government National Mtg. Assoc. 6.00% due 04/15/32                                              311,733           320,910
Government National Mtg. Assoc. 6.00% due 08/15/32                                               89,094            91,717
Government National Mtg. Assoc. 6.00% due 09/15/32                                              308,776           317,866
Government National Mtg. Assoc. 6.00% due 10/15/32                                              827,260           851,614
Government National Mtg. Assoc. 6.00% due 11/15/32                                              316,830           326,157
Government National Mtg. Assoc. 6.00% due 01/15/33                                               49,022            50,411

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 6.00% due 02/15/33                                      $       608,374   $       625,603
Government National Mtg. Assoc. 6.00% due 03/15/33                                              162,198           166,792
Government National Mtg. Assoc. 6.00% due 09/15/33                                              293,780           302,100
Government National Mtg. Assoc. 6.00% due 01/15/34                                            1,491,761         1,533,699
Government National Mtg. Assoc. 6.00% due 03/15/34                                              490,601           504,394
Government National Mtg. Assoc. 6.00% due 05/15/34                                              325,565           334,718
Government National Mtg. Assoc. 6.00% due 07/15/34                                              196,795           202,328
Government National Mtg. Assoc. 6.00% due 08/15/34                                            1,807,521         1,858,336
Government National Mtg. Assoc. 6.00% due 09/15/34                                              295,977           304,298
Government National Mtg. Assoc. 6.00% due 11/15/34                                              754,097           775,297
Government National Mtg. Assoc. 6.50% due 09/15/28                                               46,471            48,648
Government National Mtg. Assoc. 6.50% due 06/15/31                                               36,716            38,394
Government National Mtg. Assoc. 6.50% due 09/15/31                                              123,669           129,323
Government National Mtg. Assoc. 6.50% due 10/15/31                                              104,652           109,436
Government National Mtg. Assoc. 6.50% due 11/15/31                                               33,042            34,552
Government National Mtg. Assoc. 6.50% due 12/15/31                                               89,985            94,098
Government National Mtg. Assoc. 7.50% due 08/15/07                                               37,804            39,002
Government National Mtg. Assoc. 7.50% due 09/15/30                                               28,864            30,963
Government National Mtg. Assoc. 8.00% due 10/15/30                                                4,122             4,444
                                                                                                          ---------------
                                                                                                               51,379,989
                                                                                                          ---------------

U.S. GOVERNMENT OBLIGATIONS -- 27.4%

U.S. TREASURIES -- 27.4%
United States Treasury Bonds 5.25% due 02/15/29                                                 300,000           315,902
United States Treasury Bonds 5.38% due 02/15/31                                               3,550,000         3,869,085
United States Treasury Bonds 6.25% due 08/15/23                                               1,615,000         1,880,403
United States Treasury Bonds 7.13% due 02/15/23                                                 900,000         1,140,047
United States Treasury Bonds 7.25% due 08/15/22                                                  60,000            76,699
United States Treasury Bonds 8.13% due 05/15/21                                                  30,000            40,982
United States Treasury Bonds 8.75% due 08/15/20                                                 150,000           213,891
United States Treasury Bonds 8.88% due 02/15/19                                                 450,000           636,890
United States Treasury Bonds 9.00% due 11/15/18                                                 100,000           142,445
United States Treasury Bonds 9.13% due 05/15/18                                                  75,000           107,153
United States Treasury Notes 2.00% due 08/31/05                                               1,865,000         1,857,132
United States Treasury Notes 2.63% due 05/15/08                                               3,060,000         2,939,512
United States Treasury Notes 3.50% due 11/15/06                                                 170,000           169,469
United States Treasury Notes 4.00% due 02/15/15                                               2,000,000         1,921,562
United States Treasury Notes 4.38% due 05/15/07                                               3,160,000         3,195,303
United States Treasury Notes 4.75% due 11/15/08                                               5,840,000         5,980,067
United States Treasury Notes 4.88% due 02/15/12                                               1,615,000         1,667,676
United States Treasury Notes 5.00% due 02/15/11                                               5,665,000         5,884,652
United States Treasury Notes 5.50% due 02/15/08                                                 300,000           312,785
United States Treasury Notes 5.63% due 05/15/08                                                 335,000           351,109
United States Treasury Notes 5.75% due 08/15/10                                               2,850,000         3,058,406
United States Treasury Notes 6.00% due 08/15/09                                               2,850,000         3,062,636
United States Treasury Notes 6.13% due 08/15/07                                                 875,000           919,878
United States Treasury Notes 6.50% due 02/15/10                                               5,050,000         5,560,722
United States Treasury Notes 6.63% due 05/15/07                                                  80,000            84,534
United States Treasury Notes 6.75% due 05/15/05(3)                                              100,000           100,473
                                                                                                          ---------------
                                                                                                               45,489,413
                                                                                                          ---------------

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES -- 2.7%

ELECTRIC UTILITIES -- 2.1%
American Electric Power Co., Inc., Series A 6.13% due 05/15/06                          $       270,000   $       276,004
American Electric Power Co., Inc., Series C 5.38% due 03/15/10                                  200,000           204,156
Centerpoint Energy, Inc., Series B 5.88% due 06/01/08                                           230,000           237,069
Consumers Energy Co. 4.40% due 08/15/09                                                         130,000           127,588
Dominion Resources, Inc., Series A 8.13% due 06/15/10                                           240,000           274,548
Entergy Gulf States, Inc. 5.25% due 08/01/05                                                    140,000           136,620
Exelon Generation Co., LLC 6.95% due 06/15/11                                                   200,000           220,023
FirstEnergy Corp., Series A 5.50% due 11/15/06                                                  100,000           101,699
FirstEnergy Corp., Series B 6.45% due 11/15/11                                                  175,000           184,633
NSTAR 8.00% due 02/15/10                                                                        200,000           227,419
Pacific Gas & Electric Co. 6.05% due 03/01/34                                                   200,000           205,363
Pepco Holdings, Inc. 5.50% due 08/15/07                                                         200,000           204,632
Pinnacle West Capital Corp. 6.40% due 04/01/06                                                  120,000           121,672
Progress Energy, Inc. 6.85% due 04/15/12                                                        200,000           218,037
PSE&G Power, LLC 3.75% due 04/01/09                                                              30,000            28,894
PSE&G Power, LLC 8.63% due 04/15/31                                                             170,000           225,744
TXU Corp. 4.80% due 11/15/09*                                                                   200,000           193,754
TXU Corp. 6.50% due 11/15/24*                                                                   200,000           191,122

GAS & PIPELINE UTILITIES -- 0.6%
Duke Energy Field Services, LLC 7.88% due 08/16/10                                              170,000           193,039
Energen Corp., Series MTN 7.63% due 12/15/10                                                    190,000           213,918
Kinder Morgan Energy Partners LP 6.75% due 03/15/11                                             200,000           216,979
Northern Border Partners LP 7.10% due 03/15/11                                                  190,000           208,078
Northern Natural Gas Co. 6.75% due 09/15/08*                                                     50,000            53,426
Panhandle Eastern Pipe Line Co. 4.80% due 08/15/08                                              160,000           160,085
                                                                                                          ---------------
                                                                                                                4,424,502
                                                                                                          ---------------
TOTAL BONDS & NOTES (cost $137,518,666)                                                                       137,396,602
                                                                                                          ---------------

FOREIGN BONDS & NOTES -- 4.5%

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                              155,000           177,475
                                                                                                          ---------------

ENERGY -- 0.2%

ENERGY SOURCES -- 0.2%
Empresa Nacional de Petroleo 4.88% due 03/15/14*                                                130,000           122,422
Husky Energy, Inc. 6.25% due 06/15/12                                                           160,000           171,289
                                                                                                          ---------------
                                                                                                                  293,711
                                                                                                          ---------------

FINANCE -- 1.1%

BANKS -- 0.6%
Bangkok Bank 9.03% due 03/15/29*                                                                195,000           239,320
HBOS, PLC 6.00% due 11/01/33*                                                                   265,000           277,442
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                         250,000           285,779
Royal Bank of Scotland Group, PLC 5.05% due 01/08/15                                            230,000           228,245

FINANCIAL SERVICES -- 0.2%
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                        270,000           290,685

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 0.3%
Axa 8.60% due 12/15/30                                                                  $       200,000   $       262,334
XL Capital Finance, PLC 6.50% due 01/15/12                                                      200,000           214,161
                                                                                                          ---------------
                                                                                                                1,797,966
                                                                                                          ---------------

FOREIGN GOVERNMENT BONDS -- 0.8%

FOREIGN GOVERNMENT -- 0.8%
Republic of South Africa 6.50% due 06/02/14                                                     230,000           241,500
Republic of Trinidad & Tobago 9.50% due 07/01/20*                                                35,000            47,250
Russian Federation 7.50% due 03/31/30(6)                                                        160,000           163,920
United Mexican States 7.50% due 01/14/12                                                        250,000           276,000
United Mexican States 8.38% due 01/14/11                                                        120,000           136,560
United Mexican States, Series MTNA 6.75% due 09/27/34                                           450,000           439,200
                                                                                                          ---------------
                                                                                                                1,304,430
                                                                                                          ---------------

INDUSTRIAL & COMMERCIAL -- 0.3%

BUSINESS SERVICES -- 0.1%
Conproca SA de CV 12.00% due 06/16/10                                                           140,000           170,800

MULTI-INDUSTRY -- 0.2%
Tyco International Group SA 6.38% due 10/15/11                                                  200,000           213,510
Tyco International Group SA 6.75% due 02/15/11                                                  150,000           162,537
                                                                                                          ---------------
                                                                                                                  546,847
                                                                                                          ---------------

INFORMATION & ENTERTAINMENT -- 0.1%

BROADCASTING & MEDIA -- 0.1%
British Sky Broadcasting Group 6.88% due 02/23/09                                               200,000           214,560
                                                                                                          ---------------
                                                                                                                  214,560
                                                                                                          ---------------

INFORMATION TECHNOLOGY -- 0.7%

TELECOMMUNICATIONS -- 0.7%
British Telecommunications, PLC 8.88% due 12/15/30                                              120,000           159,899
France Telecom SA 8.75% due 09/01/05                                                            200,000           263,230
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                                          150,000           161,578
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                                      165,000           168,968
Telefonica Europe BV 7.75% due 09/15/10                                                         340,000           385,698
                                                                                                          ---------------
                                                                                                                1,139,373
                                                                                                          ---------------

MATERIALS -- 0.5%

CHEMICALS -- 0.1%
Yara International 5.25% due 12/15/14*                                                          175,000           172,687

FOREST PRODUCTS -- 0.1%
Celulosa Arauco Y Constitucion 5.13% due 07/09/13                                               150,000           143,452

METALS & MINERALS -- 0.3%
Codelco, Inc. 6.38% due 11/30/12*                                                               200,000           214,196
Inco, Ltd. 7.20% due 09/15/32                                                                   220,000           256,295
                                                                                                          ---------------
                                                                                                                  786,630
                                                                                                          ---------------

                                                                                           PRINCIPAL           VALUE
                                                                                            AMOUNT            (NOTE 2)
-------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

UTILITIES -- 0.7%

ELECTRIC UTILITIES -- 0.3%
Pacificorp Australia, LLC 6.15% due 01/15/08*                                           $       170,000   $       177,546
Telecom Italia Capital SA 6.00% due 09/30/34*                                                   320,000           309,866
United Energy Distribution Holdings Property, Ltd.4.70% due 04/15/11*                            85,000            84,029

TELEPHONE -- 0.4%
Deutsche Telekom International Finance BV 3.88% due 07/22/08                                    150,000           147,032
Deutsche Telekom International Finance BV 8.75% due 06/15/30                                    360,000           470,826
                                                                                                          ---------------
                                                                                                                1,189,299
                                                                                                          ---------------
TOTAL FOREIGN BONDS & NOTES (cost $7,373,299)                                                                   7,450,291
                                                                                                          ---------------

                                                                                            SHARES
-------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.6%

FINANCE -- 0.6%

FINANCIAL SERVICES -- 0.6%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $941,210)                                      11,200           937,328
                                                                                                          ---------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $153,861,542)                                                     153,773,312
                                                                                                          ---------------

                                                                                           PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.3%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated
   03/31/05, to be repurchased 04/01/05 in the amount of $509,018 and collateralized by $410,000 of United States Treasury Bonds, bearing interest
   at 7.50%, due 11/15/16 and having an approximate value of $525,014(3)                $       509,000           509,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (3)(4)                         542,000           542,000
UBS Warburg, LLC Joint Repurchase Agreement Account (3)(4)                                    9,000,000         9,000,000
UBS Warburg, LLC Joint Repurchase Agreement Account (3)(4)                                    1,965,000         1,965,000
                                                                                                          ---------------
TOTAL REPURCHASE AGREEMENTS (cost $12,016,000)                                                                 12,016,000
                                                                                                          ---------------

TOTAL INVESTMENTS --
  (cost $165,877,542)@                                                           99.9%                        165,789,312
Other assets less liabilities --                                                  0.1                             232,542
                                                                                -----                     ---------------
NET ASSETS --                                                                   100.0%                    $   166,021,854
                                                                                =====                     ===============

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $7,345,197 representing 4.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(2)  The security or a portion thereof represents collateral for TBAs.
(3) The security or a portion thereof represents collateral for open futures contracts.
(4)  See Note 2 for details of Joint Repurchase Agreement
(5)  Commercial Mortgage-Backed Security
(6) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF       UNREALIZED
 NUMBER OF                                   EXPIRATION       VALUE AT       MARCH 31,       APPRECIATION
 CONTRACTS          DESCRIPTION                 DATE         TRADE DATE        2005         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
  9 Long      US Treasury 5 Year Note         June 2005     $ 1,005,060     $ 1,002,375        $ (2,685)
 16 Short     US Treasury 10 Year Note        June 2005       1,751,951       1,748,250           3,701
 16 Short     US Treasury Long Bond           June 2005       1,720,686       1,713,500           7,186
                                                                                               --------
                                                                                               $  8,202
                                                                                               ========

See Notes to Financial Statements

SEASONS SERIES TRUST
STRATEGIC FIXED
INCOME PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Foreign Government Bonds                       32.4%
U.S. Government Agencies                       26.7%
Time Deposits                                  11.5%
Broadcasting & Media                            4.8%
Telecommunications                              4.3%
Financial Services                              3.9%
Leisure & Tourism                               3.5%
Electric Utilities                              3.2%
Gas & Pipeline Utilities                        1.7%
Energy Services                                 1.6%
Health Services                                 1.2%
Forest Products                                 1.1%
Retail                                          1.1%
Business Services                               0.9%
Energy Sources                                  0.9%
Chemicals                                       0.5%
Drugs                                           0.4%
Electronics                                     0.3%
Insurance                                       0.3%
Automotive                                      0.2%
Transportation                                  0.1%
                                              -----
                                              100.6%
                                              =====

*    Calculated as a percentage of net assets.

CREDIT QUALITY+#

Government - Agency                            29.9%
AAA                                             4.3
BBB                                            16.5
BB                                             21.6
B                                              16.4
CCC                                             6.5
C                                               0.3
D                                               1.2
Not rated@                                      3.3
                                              -----
                                              100.0%
                                              =====

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
STRATEGIC FIXED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                           PRINCIPAL         VALUE
                                                                                            AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.9%

FINANCE -- 3.9%

FINANCIAL SERVICES -- 3.9%
Countrywide Asset-Backed Certificates, Series 2004-13 AF6 4.58% due 04/01/05(2)         $      250,000   $      244,821
Residential Asset Mtg. Products, Inc., Series 2003-RS11 AI4 4.26% due 07/25/29                 250,000          248,571
Residential Asset Mtg. Products, Inc., Series 2004-RS9 AI2 3.68% due 08/25/26                   25,000           24,757
Residential Asset Securities Corp., Series 2004-KS6 AI3 4.16% due 04/01/05(2)                  150,000          148,710
                                                                                                         --------------
TOTAL ASSET-BACKED SECURITIES (cost $670,063)                                                                   666,859
                                                                                                         --------------

BONDS & NOTES -- 49.2%

CONSUMER DISCRETIONARY -- 0.7%

AUTOMOTIVE -- 0.2%
Eagle-Picher Industries, Inc. 9.75% due 09/01/13+(4)(6)                                         50,000           32,000

RETAIL -- 0.5%
Saks, Inc. 7.00% due 12/01/13                                                                  100,000           90,500
                                                                                                         --------------
                                                                                                                122,500
                                                                                                         --------------

ENERGY -- 2.5%

ENERGY SERVICES -- 1.6%
Hanover Compressor Co. 8.63% due 12/15/10                                                      100,000          104,500
Hilcorp Energy I LP 10.50% due 09/01/10*                                                        50,000           55,500
Seitel, Inc. 11.75% due 07/15/11                                                               100,000          112,500

ENERGY SOURCES -- 0.9%
Chesapeake Energy Corp. 6.88% due 01/15/16                                                      50,000           50,500
El Paso Production Holding Co. 7.75% due 06/01/13                                              100,000          101,250
                                                                                                         --------------
                                                                                                                424,250
                                                                                                         --------------

HEALTHCARE -- 1.2%

HEALTH SERVICES -- 1.2%
HCA, Inc. 6.38% due 01/15/15                                                                   100,000           99,264
Team Health, Inc. 9.00% due 04/01/12                                                            50,000           48,875
Universal Hospital Services, Inc. 10.13% due 11/01/11                                           50,000           51,250
                                                                                                         --------------
                                                                                                                199,389
                                                                                                         --------------

INDUSTRIAL & COMMERCIAL -- 1.0%

BUSINESS SERVICES -- 0.9%
Monitronics International, Inc. 11.75% due 09/01/10                                            100,000          106,500
Service Corp. International 6.75% due 04/01/16                                                  50,000           48,000

TRANSPORTATION -- 0.1%
Progress Rail Services Corp. 7.75% due 04/01/12*                                                25,000           25,000
                                                                                                         --------------
                                                                                                                179,500
                                                                                                         --------------

                                                                                           PRINCIPAL         VALUE
                                                                                            AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT -- 7.7%

BROADCASTING & MEDIA -- 4.2%
Adelphia Communications Corp. 10.25% due 06/15/11+(4)(6)                                $      100,000   $       92,250
Charter Communications Holdings, LLC 11.13% due 01/15/11                                       300,000          242,250
Liberty Media Corp. 5.70% due 05/15/13                                                         100,000           94,253
Paxson Communications Corp. 12.25% due 01/15/09(3)                                             100,000           93,000
Sinclair Broadcast Group, Inc. 8.00% due 03/15/12                                              100,000          102,000
Young Broadcasting, Inc. 8.75% due 01/15/14                                                    100,000           94,750

LEISURE & TOURISM -- 3.5%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                           100,000           92,953
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19                                  166,502          165,303
Delta Air Lines, Inc. 10.00% due 08/15/08                                                      100,000           44,000
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 05/18/12                             100,000           93,211
MGM Mirage, Inc. 5.88% due 02/27/14                                                            125,000          117,969
Six Flags, Inc. 4.50% due 05/15/15                                                              50,000           46,313
Stater Brothers Holdings, Inc. 8.13% due 06/15/12                                               50,000           48,250
                                                                                                         --------------
                                                                                                              1,326,502
                                                                                                         --------------

INFORMATION TECHNOLOGY -- 4.0%

ELECTRONICS -- 0.3%
Advanced Micro Devices, Inc. 7.75% due 11/01/12*                                                50,000           49,125

TELECOMMUNICATIONS -- 3.7%
American Cellular Corp., Series B 10.00% due 08/01/11                                          175,000          161,000
Intelsat Ltd. Finance Co. zero coupon due 02/01/15*(3)                                         200,000          126,500
LCI International, Inc. 7.25% due 06/15/07                                                     250,000          235,625
Triton PCS, Inc. 9.38% due 02/01/11                                                             25,000           17,688
Valor Telecommunications Enterprises, LLC 7.75% due 02/15/15*                                  100,000           99,500
                                                                                                         --------------
                                                                                                                689,438
                                                                                                         --------------

MATERIALS -- 0.5%

FOREST PRODUCTS -- 0.5%
Pliant Corp. 13.00% due 06/01/10                                                               100,000           84,500
                                                                                                         --------------

U.S. GOVERNMENT AGENCIES -- 26.7%

U.S. GOVERNMENT AGENCIES -- 26.7%
Federal Home Loan Mtg. Corp. 4.50% due 11/01/19                                                500,049          490,026
Federal Home Loan Mtg. Corp. 5.00% due 09/01/19                                                250,024          250,295
Federal National Mtg. Assoc. 4.37% due 04/01/05(1)                                              97,961           97,410
Federal National Mtg. Assoc. 4.65% due 04/01/05(1)                                             198,435          198,341
Federal National Mtg. Assoc. 5.00% due 01/01/20                                                100,000           99,997
Federal National Mtg. Assoc. 5.00% due 06/01/34                                              1,000,000          978,326
Federal National Mtg. Assoc. 5.50% due April TBA                                               100,000          101,875
Federal National Mtg. Assoc. 5.50% due 02/01/35                                              1,000,100        1,002,298
Federal National Mtg. Assoc. 5.50% due 03/01/35                                                500,050          501,149
Federal National Mtg. Assoc. 7.50% due 02/01/30                                                398,564          428,116
Government National Mtg. Assoc. 6.00% due 02/20/35                                             206,642          212,096
Government National Mtg. Assoc. 6.50% due 10/20/34                                             226,988          236,455
                                                                                                         --------------
                                                                                                              4,596,384
                                                                                                         --------------

                                                                                         PRINCIPAL           VALUE
                                                                                         AMOUNT(5)          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES -- 4.9%

ELECTRIC UTILITIES -- 3.2%
AES Corp. 7.75% due 03/01/14                                                       $           175,000   $      180,687
Calpine Corp. 8.75% due 07/15/13*                                                              250,000          188,750
Reliant Energy, Inc. 6.75% due 12/15/14                                                        200,000          186,500

GAS & PIPELINE UTILITIES -- 1.7%
NGC Corp. Capital Trust, Series B 8.32% due 06/01/27                                           225,000          177,750
Williams Cos., Inc. 7.88% due 09/01/21                                                         100,000          109,000
                                                                                                         --------------
                                                                                                                842,687
                                                                                                         --------------
TOTAL BONDS & NOTES (cost $8,737,996)                                                                         8,465,150
                                                                                                         --------------

FOREIGN BONDS & NOTES -- 35.4%

CONSUMER DISCRETIONARY -- 0.6%

RETAIL -- 0.6%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                                      100,000           97,125
                                                                                                         --------------

FINANCE -- 0.3%

INSURANCE -- 0.3%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                             50,000           48,500
                                                                                                         --------------

FOREIGN GOVERNMENT BONDS -- 32.4%

FOREIGN GOVERNMENT BONDS -- 32.4%
Federal Republic of Brazil 3.13% due 04/15/05(1)                                               352,944          331,344
Federal Republic of Brazil 8.00% due 04/15/14                                                  557,065          551,494
Federal Republic of Brazil 8.75% due 02/04/25                                                  415,000          388,025
Federal Republic of Brazil 10.13% due 05/15/27                                                  65,000           68,250
Federal Republic of Brazil 11.00% due 08/17/40                                                 125,000          139,125
Republic of Argentina 4.65% due 07/08/05+(4)                                       EUR      15,000,000            2,962
Republic of Argentina 7.00% due 03/18/04+(4)(7)                                    EUR           5,000              779
Republic of Argentina 7.13% due 06/10/02+(4)(7)                                    EUR           5,000            1,718
Republic of Argentina 7.63% due 08/11/07+(4)                                       EUR       5,000,000              987
Republic of Argentina 8.00% due 02/26/08+(4)                                       EUR           5,000            1,912
Republic of Argentina 8.00% due 10/30/09+(4)                                       EUR      10,000,000            1,975
Republic of Argentina 8.25% due 07/06/10+(4)                                       EUR           5,000            1,912
Republic of Argentina 8.75% due 02/04/03+(4)(7)                                    EUR           5,000            1,394
Republic of Argentina 10.50% due 11/14/02+(4)(7)                                   EUR           5,000              978
Republic of Argentina, Series L-GP 6.00% due 03/31/23                                          315,000          178,763
Republic of Bulgaria 8.25% due 01/15/15                                                         25,000           30,400
Republic of Colombia 10.38% due 01/28/33                                                       115,000          121,900
Republic of Colombia 10.75% due 01/15/13                                                       165,000          184,387
Republic of Ecuador 12.00% due 11/15/12                                                        135,000          134,663
Republic of Panama 9.38% due 01/16/23                                                          100,000          112,000
Republic of Panama 9.38% due 04/01/29                                                           15,000           17,100
Republic of Peru 5.00% due 03/07/07(2)                                                         173,250          158,524
Republic of Peru 9.88% due 02/06/15                                                             50,000           57,750
Republic of Philippines 10.63% due 03/16/25                                                    175,000          187,250
Republic of South Africa 9.13% due 05/19/09                                                     65,000           74,019
Republic of Turkey 11.00% due 01/14/13                                                          25,000           30,250
Republic of Turkey 11.50% due 01/23/12                                                         160,000          194,600
Republic of Turkey 11.88% due 01/15/30                                                          35,000           46,462
Republic of Venezuela 9.25% due 09/15/27                                                        25,000           24,825

                                                                                           PRINCIPAL         VALUE
                                                                                           AMOUNT(5)        (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FOREIGN GOVERNMENT BONDS (CONTINUED)

FOREIGN GOVERNMENT BONDS (CONTINUED)
Republic of Venezuela 9.38% due 01/13/34                                                $       75,000   $       74,250
Republic of Venezuela 10.75% due 09/19/13                                                      125,000          139,063
Russian Federation 5.00% due 03/31/07(3)                                                     1,115,000        1,142,317
Ukraine Government International Bond 7.65% due 06/11/13                                        75,000           80,250
United Mexican States 6.63% due 03/03/15                                                        75,000           78,150
United Mexican States 8.30% due 08/15/31                                                       115,000          131,675
United Mexican States, Series MTNA 5.88% due 01/15/14                                          800,000          794,000
United Mexican States, Series MTNA 8.00% due 09/24/22                                           75,000           85,125
                                                                                                         --------------
                                                                                                              5,570,578
                                                                                                         --------------

HEALTHCARE -- 0.4%

DRUGS -- 0.4%
Elan Finance, PLC 7.75% due 11/15/11*                                                          100,000           74,750
                                                                                                         --------------

INFORMATION & ENTERTAINMENT -- 0.6%

BROADCASTING & MEDIA -- 0.6%
Telenet Group Holding NV 11.50% due 06/15/14*(3)                                               125,000           94,531
                                                                                                         --------------

MATERIALS -- 1.1%

CHEMICALS -- 0.5%
Rhodia SA 8.88% due 06/01/11                                                                   100,000           97,250

FOREST PRODUCTS -- 0.6%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                                   50,000           50,750
Abitibi-Consolidated, Inc. 8.85% due 08/01/30                                                   50,000           46,875
                                                                                                         --------------
                                                                                                                194,875
                                                                                                         --------------
TOTAL FOREIGN BONDS & NOTES (cost $6,389,622)                                                                 6,080,359
                                                                                                         --------------

                                                                                            SHARES
-----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%

TELECOMMUNICATIONS -- 0.6%

Dobson Communications Corp. 13.00% (cost $111,000)                                                 150          105,000
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $15,908,681)                                                     15,317,368
                                                                                                         --------------

                                                                                           PRINCIPAL
                                                                                           AMOUNT(5)
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 11.5%

TIME DEPOSITS -- 11.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.90% due 04/01/05                 $      923,000          923,000
Euro Time Deposit with State Street Bank & Trust Co. 1.30% due 04/01/05                      1,059,000        1,059,000
                                                                                                         --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,982,000)                                                      1,982,000
                                                                                                         --------------
TOTAL INVESTMENTS --
  (cost $17,890,681)@                                                           100.6%                       17,299,368
Liabilities in excess of other assets --                                         (0.6)                         (106,784)
                                                                                -----                    --------------
NET ASSETS --                                                                   100.0%                   $   17,192,584
                                                                                =====                    ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $713,656 representing 4.15% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.
(2) Variable rate security -- the rate reflected is as of March 31, 2005; maturity date reflects next reset date.
(3) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(4)  Bond in default
(5)  Denominated in U.S. dollars unless otherwise indicated.
(6)  Company has filed Chapter 11 bankruptcy.
(7) Security is subject to default reorganization, the outcome of which is still to be determined.
Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Financial Statements

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                    PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Security Holding Companies                     24.6%
Finance                                        24.0%
Repurchase Agreement                           18.4%
U.S. Government Agencies                       11.9%
Trade Receivables                               8.5%
Receivable Companies                            7.8%
Trade & Term Receivables                        3.1%
Banks                                           2.3%
                                              -----
                                              100.6%
                                              =====

Weighted average days to maturity          44.9 days

CREDIT QUALITY+#

Government/Treasury                            11.9%
AAA                                            88.7%
                                              -----
                                              100.6%
                                              =====

*    Calculated as a percentage of net assets.
+    Source: Standard and Poors
#    Calculated as a percentage of total debt issues.

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                 INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                           PRINCIPAL         VALUE
                                                                                            AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 100.6%

ASSET-BACKED COMMERCIAL PAPER -- 26.2%

CAFCO, LLC 2.59% due 4/05/05                                                            $    1,000,000   $      999,712
CRC Funding, LLC 2.69% due 5/12/05                                                           1,000,000          996,936
Edison Asset Securitization, LLC 3.17% due 9/14/05                                           1,022,000        1,006,585
Fcar Owner Trust, Series I 3.18% due 9/15/05                                                 2,500,000        2,462,147
Galaxy Funding, Inc. 3.01% due 6/22/05                                                       2,500,000        2,483,184
Georgetown Funding Co., LLC 2.81% due 4/21/05                                                2,500,000        2,496,097
Giro Funding Corp. 2.60% due 4/15/05                                                         1,000,000          998,989
Harrier Finance Funding LLC 3.03% due 8/25/05                                                2,500,000        2,468,215
Picaros Funding, LLC 3.24% due 11/22/05                                                      1,000,000          977,159
Surrey Funding Corp. 2.60% due 4/04/05                                                       1,000,000          999,784
Sydney Capital Corp. 2.60% due 4/01/05                                                       1,000,000        1,000,000
                                                                                                         --------------
TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $16,892,689)                                                       16,888,808
                                                                                                         --------------

COMMERCIAL PAPER -- 10.8%

Concord Minutemen Capital Co. 2.82% due 4/18/05                                              3,000,000        2,996,005
Goldman Sachs Group, Inc. 2.74% due 4/01/05                                                  1,500,000        1,489,248
Liberty Lighthouse US Capital Co. 3.44% due 3/01/06                                          1,000,000          996,250
Sedna Finance, Inc. 2.92% due 4/15/05*(1)                                                    1,500,000        1,500,000

TOTAL COMMERCIAL PAPER (cost $6,996,005)                                                                      6,981,503
                                                                                                         --------------

CORPORATE SHORT-TERM NOTES -- 33.3%

Beta Finance, Inc., Series MTN 2.76% due 4/15/05*(1)                                         1,000,000        1,000,000
Discover Credit Corp. 3.00% due 6/21/05                                                      2,500,000        2,483,401
General Electric Capital Corp. 2.59% due 4/05/05                                             1,000,000          999,712
General Electric Capital Corp. 3.15% due 11/16/05                                            1,500,000        1,467,730
Monument Gardens Funding, LLC 2.81% due 4/21/05                                              3,000,000        2,995,317
Sigma Finance, Inc. 2.76% due 4/15/05*(1)                                                    1,500,000        1,500,000
Sigma Finance, Inc., Series MTN 2.80% due 4/21/05*(1)                                        1,000,000        1,000,000
State of Texas 2.85% due 4/06/05                                                             2,000,000        2,000,000
Tango Finance Corp. 2.84% due 4/27/05*(1)                                                    3,000,000        3,000,000
Thornburg Mtg. Capital Resources LLC 2.75% due 4/11/05                                       2,500,000        2,498,090
White Pine Finance, LLC 2.58% due 4/21/05*(1)                                                1,500,000        1,500,000
White Pine Finance, LLC, Series MTN 2.79% due 4/18/05*(1)                                    1,000,000        1,000,000
                                                                                                         --------------
TOTAL CORPORATE SHORT-TERM NOTES (cost $21,451,766)                                                          21,444,250
                                                                                                         --------------

U.S. GOVERNMENT AGENCIES -- 11.9%

Federal Home Loan Bank 1.30% due 4/11/05                                                     1,000,000          997,500
Federal Home Loan Bank 1.40% due 4/01/05                                                     1,000,000        1,000,000
Federal Home Loan Bank 2.54% due 5/13/05                                                     1,150,000        1,151,970
Federal Home Loan Bank, Series 438 2.77% due 4/25/05(1)                                      2,000,000        1,999,938
Federal National Mtg. Assoc. 1.50% due 4/14/05                                               1,000,000        1,000,000
Federal National Mtg. Assoc. 2.74% due 4/01/05(1)                                            1,500,000        1,500,000
                                                                                                         --------------
TOTAL U.S. GOVERNMENT AGENCIES (cost $7,651,860)                                                              7,649,408
                                                                                                         --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $52,992,320)                                                    52,963,969
                                                                                                         --------------

                                                                                           PRINCIPAL          VALUE
                                                                                            AMOUNT           (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 18.4%

Agreement with State Street Bank & Trust Co., bearing interest at 2.70%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $11,850,889 and collateralized by $11,585,000 of Federal Home Loan Bank, bearing interest at 5.375%, due 05/15/19 and having an approximate value of
  $12,091,844 (cost $11,850,000)                                                        $   11,850,000   $   11,850,000
                                                                                                         --------------
TOTAL INVESTMENTS --
  (cost: $64,842,320)@                                                          100.6%                       64,813,969
Liabilities in excess of other assets --                                         (0.6)                         (398,953)
                                                                                -----                    --------------
NET ASSETS --                                                                   100.0%                   $   64,415,016
                                                                                =====                    ==============

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2005, the aggregate value of these securities was $10,500,000 representing 16.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                       PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Health Services                                13.8%
Broadcasting & Media                            8.6%
Leisure & Tourism                               8.0%
Drugs                                           6.9%
Communication Equipment                         6.7%
Medical Products                                6.5%
Computer Software                               6.2%
Internet Content                                5.8%
US Government Agencies                          4.8%
Multi-Industry                                  4.2%
Energy Sources                                  4.0%
Housing & Household Durables                    3.7%
Automotive                                      3.6%
Transportation                                  3.6%
Repurchase Agreements                           3.4%
Computers & Business Equipment                  3.0%
Internet Software                               2.8%
Machinery                                       2.2%
Retail                                          1.4%
Corporate Short-Term Note                       0.1%
                                               ----
                                               99.3%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                    INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 91.0%

CONSUMER DISCRETIONARY -- 8.7%

AUTOMOTIVE -- 3.6%
Advanced Auto Parts, Inc.+                                                                      69,750   $    3,518,887

HOUSING & HOUSEHOLD DURABLES -- 3.7%
Lennar Corp., Class A                                                                           62,166        3,523,569

RETAIL -- 1.4%
Abercrombie & Fitch Co., Class A                                                                23,415        1,340,275
                                                                                                         --------------
                                                                                                              8,382,731
                                                                                                         --------------

ENERGY -- 4.0%

ENERGY SOURCES -- 4.0%
Exxon Mobil Corp.                                                                               14,013          835,175
Forest Oil Corp.+                                                                               73,000        2,956,500
                                                                                                         --------------
                                                                                                              3,791,675
                                                                                                         --------------

HEALTHCARE -- 27.2%

DRUGS -- 6.9%
Genentech, Inc.+                                                                                66,700        3,775,887
Taro Pharmaceutical Industries, Ltd.+                                                           91,200        2,878,272

HEALTH SERVICES -- 13.8%
AMERIGROUP Corp.+                                                                               94,800        3,465,888
UnitedHealth Group, Inc.                                                                       102,927        9,817,177

MEDICAL PRODUCTS -- 6.5%
Celgene Corp.+                                                                                  80,930        2,755,667
Zimmer Holdings, Inc.+                                                                          44,566        3,467,680
                                                                                                         --------------
                                                                                                             26,160,571
                                                                                                         --------------

INDUSTRIAL & COMMERCIAL -- 10.0%

MACHINERY -- 2.2%
Formfactor, Inc.+                                                                               93,000        2,105,520

MULTI-INDUSTRY -- 4.2%
General Electric Co.                                                                           111,081        4,005,581

TRANSPORTATION -- 3.6%
FedEx Corp.                                                                                     37,226        3,497,383
                                                                                                         --------------
                                                                                                              9,608,484
                                                                                                         --------------

INFORMATION & ENTERTAINMENT -- 16.6%

BROADCASTING & MEDIA -- 8.6%
aQuantive, Inc.+                                                                               262,600        2,906,982
News Corp., Class A                                                                            133,793        2,263,778
XM Satellite Radio Holdings, Inc., Class A+                                                    100,445        3,164,017

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 8.0%
Starbucks Corp.+                                                                                67,087   $    3,465,714
Starwood Hotels & Resorts Worldwide, Inc.(1)                                                    69,900        4,196,097
                                                                                                         --------------
                                                                                                             15,996,588
                                                                                                         --------------

INFORMATION TECHNOLOGY -- 24.5%

COMMUNICATION EQUIPMENT -- 6.7%
QUALCOMM, Inc.                                                                                  99,744        3,655,618
Tessera Technologies, Inc.+                                                                     64,300        2,779,689

COMPUTER SOFTWARE -- 6.2%
Activision, Inc.+                                                                              184,133        2,725,168
Electronic Arts, Inc.+                                                                          62,336        3,227,758

COMPUTERS & BUSINESS EQUIPMENT -- 3.0%
Apple Computer, Inc.+                                                                           70,000        2,916,900

INTERNET CONTENT -- 5.8%
eBay, Inc.+                                                                                     66,870        2,491,576
Google, Inc., Class A+                                                                          16,835        3,038,886

INTERNET SOFTWARE -- 2.8%
Macromedia, Inc.+                                                                               81,500        2,730,250
                                                                                                         --------------
                                                                                                             23,565,845
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $78,318,324)                                                     87,505,894
                                                                                                         --------------

                                                                                          PRINCIPAL
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 4.9%

U.S. GOVERNMENT AGENCIES -- 4.8%

Federal National Mtg. Assoc. Disc. Notes 2.45% due 04/01/05                             $    2,800,000        2,800,000
Federal National Mtg. Assoc. Disc. Notes 2.60% due 06/20/05                                  1,800,000        1,788,660
                                                                                                         --------------
                                                                                                              4,588,660
                                                                                                         --------------

CORPORATE SHORT-TERM NOTE -- 0.1%

Prudential Funding Corp. 2.77% due 04/01/05                                                    100,000          100,000
                                                                                                         --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $4,689,600)                                                      4,688,660
                                                                                                         --------------

                                                                                          PRINCIPAL          VALUE
                                                                                            AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 3.4%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $2,461,085 and collateralized by $2,540,000 of United States Treasury Bills, bearing
  interest at 3.00%, due 08/18/05 and having an approximate value of                    $    2,461,000   $    2,461,000
  $2,510,790
Agreement with State Street Bank & Trust Co., bearing interest at 1.65%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $849,039 and collateralized by $620,000 of United States Treasury Bonds, bearing
  interest at 8.75%, due 05/15/17 and having an approximate value of $871,100                  849,000          849,000
                                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS (cost $3,310,000)                                                                 3,310,000
                                                                                                         --------------
TOTAL INVESTMENTS --
  (cost $86,317,924)@                                                            99.3%                       95,504,554
Other assets less liabilities --                                                  0.7                           639,095
                                                                                -----                    --------------
NET ASSETS --                                                                   100.0%                   $   96,143,649
                                                                                =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1)  Consists of more than one class of securities traded together as a unit.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                      PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Internet Content                               17.6%
Computers & Business Equipment                 14.4%
Computer Software                              12.9%
Electronics                                    11.9%
Telecommunications                              9.3%
Business Services                               7.3%
Repurchase Agreements                           6.4%
Computer Services                               6.3%
Communication Equipment                         5.8%
Internet Software                               2.9%
Financial Services                              2.7%
Retail                                          1.6%
Time Deposit                                    1.5%
                                              -----
                                              100.6%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 92.7%

CONSUMER DISCRETIONARY -- 1.6%

RETAIL -- 1.6%
HomeStore, Inc.+                                                                               290,000   $      643,800
                                                                                                         --------------

FINANCE -- 2.7%

FINANCIAL SERVICES -- 2.7%
E*TRADE Financial Corp.+                                                                        89,000        1,068,000
                                                                                                         --------------

INDUSTRIAL & COMMERCIAL -- 7.3%

BUSINESS SERVICES -- 7.3%
Getty Images, Inc.+                                                                             22,500        1,599,975
Monster Worldwide, Inc.+                                                                        44,500        1,248,225
                                                                                                         --------------
                                                                                                              2,848,200
                                                                                                         --------------

INFORMATION TECHNOLOGY -- 81.1%

COMMUNICATION EQUIPMENT -- 5.8%
Marvell Technology Group, Ltd.+                                                                 29,600        1,134,864
QUALCOMM, Inc.                                                                                  31,600        1,158,140

COMPUTER SERVICES -- 6.3%
Symantec Corp.+                                                                                 42,300          902,259
VeriSign, Inc.+                                                                                 55,410        1,590,267

COMPUTER SOFTWARE -- 12.9%
Microsoft Corp.                                                                                 58,000        1,401,860
Oracle Corp.+                                                                                  119,400        1,490,112
Red Hat, Inc.+                                                                                 197,310        2,152,652

COMPUTERS & BUSINESS EQUIPMENT -- 14.4%
Dell, Inc.+                                                                                     69,700        2,677,874
EMC Corp.+                                                                                     117,600        1,448,832
NCR Corp.+                                                                                      45,280        1,527,747

ELECTRONICS -- 11.9%
Analog Devices, Inc.                                                                            34,400        1,243,216
Flextronics International, Ltd.+                                                                90,000        1,083,600
Intel Corp.                                                                                     42,300          982,629
Texas Instruments, Inc.                                                                         52,700        1,343,323

INTERNET CONTENT -- 17.6%
eBay, Inc.+                                                                                     25,000          931,500
Google, Inc., Class A+                                                                          15,110        2,727,506
Yahoo!, Inc.+                                                                                   95,760        3,246,264

INTERNET SOFTWARE -- 2.9%
TIBCO Software, Inc.+                                                                          150,600        1,121,970

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 9.3%
Amdocs, Ltd.+                                                                                   49,100   $    1,394,440
Comverse Technology, Inc.+                                                                      44,620        1,125,317
Motorola, Inc.                                                                                  75,700        1,133,229
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $35,899,713)                                                     36,377,601
                                                                                                         --------------

                                                                                          PRINCIPAL
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 1.5%

TIME DEPOSIT -- 1.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.90% due 04/01/05
  (cost $594,000)                                                                       $      594,000          594,000
                                                                                                         --------------

REPURCHASE AGREEMENTS -- 6.3%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $1,361,047 and collateralized by $1,025,000 of United States Treasury Bond, bearing interest at 7.625%, due 02/25/05 and having an approximate value of
  $1,389,566                                                                                 1,361,000        1,361,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account (1)                         1,119,000        1,119,000
                                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS (cost $2,480,000)                                                                 2,480,000
                                                                                                         --------------
TOTAL INVESTMENTS --
  (cost $38,973,713)@                                                           100.6%                       39,451,601
Liabilities in excess of other assets --                                         (0.6)                         (220,815)
                                                                                -----                    --------------
NET ASSETS --                                                                   100.0%                   $   39,230,786
                                                                                =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1)  See Note 2 for details of Joint Repurchase Agreement

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH AND
INCOME PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Drugs                                          13.7%
Broadcasting & Media                            8.8%
Medical Products                                6.6%
Leisure & Tourism                               6.2%
Repurchase Agreements                           5.7%
Financial Services                              5.6%
Banks                                           5.4%
Health Services                                 5.4%
Telecommunications                              4.9%
Energy Sources                                  4.4%
Multi-Industry                                  3.9%
Transportation                                  3.8%
Household & Personal Products                   3.5%
Communication Equipment                         3.3%
Housing & Household Durables                    3.1%
Food, Beverage & Tobacco                        2.9%
Apparel & Textiles                              2.9%
Computer Software                               2.8%
Retail                                          2.8%
Business Services                               2.6%
Time Deposit                                    0.7%
                                               ----
                                               99.0%
                                               ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH AND
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 89.5%

CONSUMER DISCRETIONARY -- 8.8%

APPAREL & TEXTILES -- 2.9%
Gap, Inc.                                                                                       95,400   $    2,083,536

HOUSING & HOUSEHOLD DURABLES -- 3.1%
Lennar Corp., Class A                                                                           39,448        2,235,913

RETAIL -- 2.8%
Home Depot, Inc.                                                                                51,600        1,973,184
                                                                                                         --------------
                                                                                                              6,292,633
                                                                                                         --------------

CONSUMER STAPLES -- 6.4%

FOOD, BEVERAGE & TOBACCO -- 2.9%
Anheuser-Busch Cos., Inc.                                                                       42,500        2,014,075

HOUSEHOLD & PERSONAL PRODUCTS -- 3.5%
Colgate-Palmolive Co.                                                                           48,070        2,507,812
                                                                                                         --------------
                                                                                                              4,521,887
                                                                                                         --------------

ENERGY -- 4.4%

ENERGY SOURCES -- 4.4%
Exxon Mobil Corp.                                                                                9,761          581,755
Petroleo Brasileiro SA ADR                                                                      57,900        2,558,022
                                                                                                         --------------
                                                                                                              3,139,777
                                                                                                         --------------

FINANCE -- 11.0%

BANKS -- 5.4%
Lloyds TSB Group, PLC                                                                          261,400        2,361,225
Washington Mutual, Inc.                                                                         36,700        1,449,650

FINANCIAL SERVICES -- 5.6%
Citigroup, Inc.                                                                                 50,340        2,262,280
Fannie Mae                                                                                      32,200        1,753,290
                                                                                                         --------------
                                                                                                              7,826,445
                                                                                                         --------------

HEALTHCARE -- 25.7%

DRUGS -- 13.7%
Bristol-Myers Squibb Co.                                                                        78,700        2,003,702
Genentech, Inc.+                                                                                51,929        2,939,701
Pfizer, Inc.                                                                                    88,675        2,329,492
Sanofi-Synthelabo SA                                                                            29,000        2,445,406

HEALTH SERVICES -- 5.4%
UnitedHealth Group, Inc.                                                                        40,091        3,823,880

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS -- 6.6%
Cardinal Health, Inc.                                                                           39,400   $    2,198,520
Zimmer Holdings, Inc.+                                                                          32,227        2,507,583
                                                                                                         --------------
                                                                                                             18,248,284
                                                                                                         --------------

INDUSTRIAL & COMMERCIAL -- 10.3%

BUSINESS SERVICES -- 2.6%
First Data Corp.                                                                                46,600        1,831,846

MULTI-INDUSTRY -- 3.9%
General Electric Co.                                                                            77,216        2,784,409

TRANSPORTATION -- 3.8%
FedEx Corp.                                                                                     28,981        2,722,765
                                                                                                         --------------
                                                                                                              7,339,020
                                                                                                         --------------

INFORMATION & ENTERTAINMENT -- 15.0%

BROADCASTING & MEDIA -- 8.8%
Liberty Media Corp., Class A+                                                                  224,000        2,322,880
Time Warner, Inc.+                                                                             115,700        2,030,535
Viacom, Inc., Class B                                                                           54,700        1,905,201

LEISURE & TOURISM -- 6.2%
Southwest Airlines Co.                                                                         148,600        2,116,064
Starbucks Corp.+                                                                                43,792        2,262,295
                                                                                                         --------------
                                                                                                             10,636,975
                                                                                                         --------------

INFORMATION TECHNOLOGY -- 7.9%

COMMUNICATION EQUIPMENT -- 3.3%
QUALCOMM, Inc.                                                                                  64,992        2,381,957

COMPUTER SOFTWARE -- 2.8%
Electronic Arts, Inc.+                                                                          38,042        1,969,814

TELECOMMUNICATIONS -- 1.8%
NII Holdings, Inc.+                                                                             22,500        1,293,750
                                                                                                         --------------
                                                                                                              5,645,521
                                                                                                         --------------
TOTAL COMMON STOCK (cost $56,946,381)                                                                        63,650,542
                                                                                                         --------------

                                                                                          PRINCIPAL
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 3.1%

INFORMATION TECHNOLOGY -- 3.1%
TELECOMMUNICATIONS -- 3.1%
Level 3 Communications, Inc. 6.00% due 03/15/10 (cost $2,524,807)                       $    4,275,000        2,185,594
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $59,471,188)                                                     65,836,136
                                                                                                         --------------

                                                                                          PRINCIPAL          VALUE
                                                                                            AMOUNT          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.7%

TIME DEPOSIT -- 0.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.90% due 04/01/05
  (cost $543,000)                                                                       $      543,000   $      543,000
                                                                                                         --------------

REPURCHASE AGREEMENTS -- 5.7%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $2,687,093 and collateralized by $2,145,000 of United States Treasury Bonds, bearing interest at 7.50%, due 11/15/16 and having an approximate value of
  $2,746,718                                                                                 2,687,000        2,687,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $1,359,047 and collateralized by $1,025,000 of United States Treasury Bonds, bearing interest at 7.63%, due 02/15/25 and having an approximate value of
  $1,389,566                                                                                 1,359,000        1,359,000
                                                                                                         --------------
TOTAL REPURCHASE AGREEMENTS (cost $4,046,000)                                                                 4,046,000
                                                                                                         --------------
TOTAL INVESTMENTS --
  (cost $64,060,188)@                                                            99.0%                       70,425,136
Other assets less liabilities --                                                  1.0                           687,222
                                                                                -----                    --------------
NET ASSETS --                                                                   100.0%                   $   71,112,358
                                                                                =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                        PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                           9.5%
Business Services                               9.1%
Real Estate Companies                           8.0%
Repurchase Agreements                           7.8%
Financial Services                              6.4%
Automotive                                      6.1%
Energy Services                                 4.9%
Apparel & Textiles                              4.2%
Broadcasting & Media                            4.0%
Insurance                                       3.7%
Energy Sources                                  3.6%
Retail                                          3.6%
Computers & Business Equipment                  3.4%
Aerospace & Military Technology                 3.3%
Telecommunications                              3.3%
Electronics                                     3.2%
Drugs                                           3.1%
Metals & Minerals                               3.1%
Machinery                                       3.0%
Food, Beverage & Tobacco                        2.5%
Transportation                                  2.5%
Leisure & Tourism                               2.3%
                                              -----
                                              100.6%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                     INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 92.8%

CONSUMER DISCRETIONARY -- 13.9%

APPAREL & TEXTILES -- 4.2%
V.F. Corp.                                                                                      62,400   $    3,690,336

AUTOMOTIVE -- 6.1%
AutoZone, Inc.+                                                                                 46,700        4,002,190
Toyota Motor Corp.                                                                              39,200        1,458,622

RETAIL -- 3.6%
Wal-Mart Stores, Inc.(1)                                                                        63,300        3,171,963
                                                                                                         --------------
                                                                                                             12,323,111
                                                                                                         --------------

CONSUMER STAPLES -- 2.5%

FOOD, BEVERAGE & TOBACCO -- 2.5%
Kraft Foods, Inc., Class A(1)                                                                   67,500        2,230,875
                                                                                                         --------------

ENERGY -- 8.5%

ENERGY SERVICES -- 4.9%
EnCana Corp.                                                                                    62,100        4,373,082

ENERGY SOURCES -- 3.6%
Devon Energy Corp.                                                                              67,400        3,218,350
                                                                                                         --------------
                                                                                                              7,591,432
                                                                                                         --------------

FINANCE -- 19.6%

BANKS -- 9.5%
Golden West Financial Corp.                                                                     37,300        2,256,650
North Fork Bancorp., Inc.                                                                      113,950        3,160,973
SunTrust Banks, Inc.(1)                                                                         42,500        3,062,975

FINANCIAL SERVICES -- 6.4%
CIT Group, Inc.                                                                                 62,450        2,373,100
Freddie Mac                                                                                     40,000        2,528,000
Instinet Group, Inc.+                                                                          134,522          790,989

INSURANCE -- 3.7%
Assurant, Inc.                                                                                  97,800        3,295,860
                                                                                                         --------------
                                                                                                             17,468,547
                                                                                                         --------------

HEALTHCARE -- 3.1%

DRUGS -- 3.1%
Sankyo Co., Ltd.                                                                               129,700        2,733,582
                                                                                                         --------------

INDUSTRIAL & COMMERCIAL -- 17.9%

AEROSPACE & MILITARY TECHNOLOGY -- 3.3%
Northrop Grumman Corp.                                                                          54,100        2,920,318

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 9.1%
Hutchison Whampoa, Ltd.+                                                                       597,100   $    5,071,880
Republic Services, Inc.                                                                         89,994        3,012,999

MACHINERY -- 3.0%
Alamo Group, Inc.                                                                              108,900        2,694,186

TRANSPORTATION -- 2.5%
United Parcel Service, Inc., Class B                                                            31,079        2,260,686
                                                                                                         --------------
                                                                                                             15,960,069
                                                                                                         --------------

INFORMATION & ENTERTAINMENT -- 6.3%

BROADCASTING & MEDIA -- 4.0%
Liberty Media International, Inc., Class A+                                                     48,720        2,131,013
New York Times Co., Class A                                                                     39,300        1,437,594

LEISURE & TOURISM -- 2.3%
Outback Steakhouse, Inc.                                                                        43,500        1,991,865
                                                                                                         --------------
                                                                                                              5,560,472
                                                                                                         --------------

INFORMATION TECHNOLOGY -- 9.9%

COMPUTERS & BUSINESS EQUIPMENT -- 3.4%
International Business Machines Corp.                                                           33,200        3,033,816

ELECTRONICS -- 3.2%
AVX Corp.                                                                                      235,800        2,888,550

TELECOMMUNICATIONS -- 3.3%
Alltel Corp.                                                                                    53,200        2,918,020
                                                                                                         --------------
                                                                                                              8,840,386
                                                                                                         --------------

MATERIALS -- 3.1%

METALS & MINERALS -- 3.1%
POSCO ADR                                                                                       55,600        2,744,416
                                                                                                         --------------

REAL ESTATE -- 8.0%

REAL ESTATE COMPANIES -- 8.0%
Catellus Development Corp.                                                                      98,563        2,626,705
Forest City Enterprises, Inc., Class A                                                          69,650        4,443,670
                                                                                                         --------------
                                                                                                              7,070,375
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $72,798,148)                                                     82,523,265
                                                                                                         --------------

                                                                                            PRINCIPAL        VALUE
                                                                                              AMOUNT        (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.8%

Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $2,293,080 and collateralized by $1,730,000 of United States Treasury Bonds,
  bearing interest at 7.63%, due 02/15/25 and having an approximate value
  of $2,345,316                                                                            $ 2,293,000    $   2,293,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $1,335,046 and collateralized by $1,005,000 of United States Treasury Bonds, bearing
  interest at 7.63%, due 02/15/25 and having an approximate value of $1,362,452              1,335,000        1,335,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.25%, dated 03/31/05, to be repurchased 04/01/05 in the amount of $3,260,113 and collateralized by $2,455,000 of United States Treasury Bonds, bearing interest at 7.63%, due 02/15/25 and having an approximate value of
  $3,328,180                                                                                 3,260,000        3,260,000
                                                                                                          -------------
TOTAL REPURCHASE AGREEMENTS (cost $6,888,000)                                                                 6,888,000
                                                                                                          -------------
TOTAL INVESTMENTS --
  (cost $79,686,148)@                                                             100.6%                     89,411,265
Liabilities in excess of other assets--                                            (0.6)                       (504,122)
                                                                                  -----                   -------------
NET ASSETS--                                                                      100.0%                  $  88,907,143
                                                                                  =====                   =============

----------
+    Non-income producing security
(1) The security or a portion thereof represents collateral for open futures contracts.

OPEN FUTURES CONTRACTS

                                                                                             UNREALIZED
NUMBER OF                                  EXPIRATION       VALUE AT       VALUE AS OF      APPRECIATION
CONTRACTS           DESCRIPTION               DATE         TRADE DATE    MARCH 31, 2005    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
 10 Long           S&P 500 Index            June 2005      $ 2,941,284    $  2,959,750        $  18,466
                                                                                              ---------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

      CONTRACT                            IN                         DELIVERY              GROSS UNREALIZED
     TO DELIVER                      EXCHANGE FOR                      DATE                  APPRECIATION
-----------------------------------------------------------------------------------------------------------
JPY      110,034,400              USD       1,031,292                 4/28/05                  $  2,725
JPY      110,034,400              USD       1,031,292                 4/29/05                     2,638
                                                                                               --------
                                                                                               $  5,363
                                                                                               --------


      CONTRACT                            IN                         DELIVERY              GROSS UNREALIZED
     TO DELIVER                      EXCHANGE FOR                      DATE                  DEPRECIATION
-----------------------------------------------------------------------------------------------------------
*USD       1,644,001              EUR       1,266,832                 4/29/05                  $   (818)
*EUR       1,266,832              USD       1,636,362                 4/29/05                    (6,820)
                                                                                               --------
                                                                                               $ (7,638)
                                                                                               --------
Net Unrealized Appreciation (Depreciation)                                                     $ (2,275)
                                                                                               ========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
EUR -- Euro Dollar
JPY -- Japanese Yen
USD -- United States Dollar

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO                  PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Fund                           83.6%
International Equity Fund                      34.7%
Domestic Bond Fund                              6.2%
                                              -----
                                              124.5%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO               INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 124.5%

AFFILIATED INVESTMENT COMPANIES# -- 124.5%

DOMESTIC BOND FUND -- 6.2%

Seasons Series Trust Diversified Fixed Income Portfolio, Class 3
  (cost $133,397)                                                                               12,530   $      133,078
Seasons Series Trust Strategic Fixed Income, Class 3+                                           20,434          197,474
                                                                                                         --------------
TOTAL DOMESTIC BOND FUND (cost $333,485)                                                                        330,552
                                                                                                         --------------

DOMESTIC EQUITY FUND -- 83.6%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                           30,886          232,638
Seasons Series Trust Focus Value Portfolio, Class 3                                             23,986          331,328
Seasons Series Trust Large Cap Growth Portfolio, Class 3+                                      132,597        1,094,077
Seasons Series Trust Large Cap Value Portfolio, Class 3                                        148,180        1,723,085
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                           15,129          267,344
Seasons Series Trust Small Cap Portfolio, Class 3+                                              88,284          789,636
                                                                                                         --------------
TOTAL DOMESTIC EQUITY FUND (cost $4,468,986)                                                                  4,438,108
                                                                                                         --------------

INTERNATIONAL EQUITY FUND -- 34.7%

Seasons Series Trust International Equity Portfolio, Class 3 (cost $1,867,806)                 216,375        1,839,356
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $6,670,277)                                                       6,608,016
                                                                                                         --------------
TOTAL INVESTMENTS --
  (cost $6,670,277)@                                                            124.5%                        6,608,016
Liabilities in excess of other assets--                                         (24.5)                       (1,299,889)
                                                                                -----                    --------------
NET ASSETS --                                                                   100.0%                   $    5,308,127
                                                                                =====                    ==============

----------
+    Non-income producing securities
@    See Note 3 for cost of investments on a tax basis
#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH                   PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Fund                           74.2%
International Equity Fund                      29.7%
Domestic Bond Fund                             26.0%
                                              -----
                                              129.9%
                                              =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH                INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 129.9%

AFFILIATED INVESTMENT COMPANIES# -- 129.9%

DOMESTIC BOND FUND -- 26.0%

Seasons Series Trust Diversified Fixed Income Portfolio, Class 3
  (cost $565,291)                                                                               52,950   $      562,383
Seasons Series Trust Strategic Fixed Income, Class 3+                                           30,956          299,155
                                                                                                         --------------
TOTAL DOMESTIC BOND FUND (cost $869,711)                                                                        861,538
                                                                                                         --------------

DOMESTIC EQUITY FUND -- 74.2%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                           17,260          130,004
Seasons Series Trust Focus Value Portfolio, Class 3                                             12,490          172,524
Seasons Series Trust Large Cap Growth Portfolio, Class 3+                                       62,754          517,789
Seasons Series Trust Large Cap Value Portfolio, Class 3                                         92,706        1,078,013
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                            7,397          130,715
Seasons Series Trust Small Cap Portfolio, Class 3+                                              47,913          428,540
                                                                                                         --------------
TOTAL DOMESTIC EQUITY FUND (cost $2,480,086)                                                                  2,457,585
                                                                                                         --------------

INTERNATIONAL EQUITY FUND -- 29.7%

Seasons Series Trust International Equity Portfolio, Class 3 (cost $1,001,198)                 115,792          984,322
                                                                                                         --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $4,350,995)                                                       4,303,445
                                                                                                         --------------
TOTAL INVESTMENTS --
  (cost $4,350,995)@                                                            129.9%                        4,303,445
Liabilities in excess of other assets --                                        (29.9)                         (989,533)
                                                                                -----                    --------------
NET ASSETS --                                                                   100.0%                   $    3,313,912
                                                                                =====                    ==============

----------
+    Non-income producing securities
@    See Note 3 for cost of investments on a tax basis
#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION MODERATE                          PORTFOLIO PROFILE -- MARCH 31, 2005
PORTFOLIO                                                            (UNAUDITED)


INDUSTRY ALLOCATION*

Domestic Equity Fund                                                        60.9%
Domestic Bond Fund                                                          45.0%
International Equity Fund                                                   22.2%
                                                                           -----
                                                                           128.1%
                                                                           =====

*   Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION MODERATE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                 VALUE
                                                                                   SHARES       (NOTE 2)
----------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 128.1%

AFFILIATED INVESTMENT COMPANIES# -- 128.1%

DOMESTIC BOND FUND -- 45.0%

Seasons Series Trust Cash Management Portfolio, Class 3                              20,334   $    220,166
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                     74,118        787,207
Seasons Series Trust Strategic Fixed Income, Class 3+                                53,503        517,052
                                                                                              ------------
TOTAL DOMESTIC BOND FUND (cost $1,539,275)+                                                      1,524,425
                                                                                              ------------
DOMESTIC EQUITY FUND -- 60.9%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                11,599         87,362
Seasons Series Trust Focus Value Portfolio, Class 3                                   9,426        130,200
Seasons Series Trust Large Cap Growth Portfolio, Class 3+                            55,335        456,579
Seasons Series Trust Large Cap Value Portfolio, Class 3                              82,175        955,560
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                 7,444        131,537
Seasons Series Trust Small Cap Portfolio, Class 3+                                   33,745        301,821
                                                                                              ------------
TOTAL DOMESTIC EQUITY FUND (cost $2,089,023)                                                     2,063,059
                                                                                              ------------
INTERNATIONAL EQUITY FUND -- 22.2%

Seasons Series Trust International Equity Portfolio,
  Class 3 (cost $769,657)                                                            88,562        752,850
                                                                                              ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $4,397,955)                                          4,340,334
                                                                                              ------------
TOTAL INVESTMENTS --
   (cost $4,397,955)@                                                        128.1%              4,340,334
Liabilities in excess of other assets --                                     (28.1)               (952,664)
                                                                             -----            ------------
NET ASSETS --                                                                100.0%           $  3,387,670
                                                                             =====            ============

----------
+  Non-income producing securities
@  See Note 3 for cost of investments on a tax basis
#  See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO                PORTFOLIO PROFILE -- MARCH 31, 2005
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Bond Fund                                                          62.1%
Domestic Equity Fund                                                        45.8%
International Equity Fund                                                   15.9%
                                                                           -----
                                                                           123.8%
                                                                           =====

*   Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO             INVESTMENT PORTFOLIO -- MARCH 31, 2005

                                                                                                 VALUE
                                                                                  SHARES        (NOTE 2)
----------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 123.8%

AFFILIATED INVESTMENT COMPANIES# -- 123.8%

DOMESTIC BOND FUND -- 62.1%

Seasons Series Trust, Cash Management Portfolio, Class 3                             45,712   $    494,953
Seasons Series Trust, Diversified Fixed Income Portfolio, Class 3                   120,602      1,280,921
Seasons Series Trust, Strategic Fixed Income Portfolio, Class 3+                     70,444        680,773
                                                                                              ------------
TOTAL DOMESTIC BOND FUND (cost $2,472,182)                                                       2,456,647
                                                                                              ------------
DOMESTIC EQUITY FUND -- 45.8%

Seasons Series Trust, Focus Growth Portfolio, Class 3+                               13,057         98,349
Seasons Series Trust, Focus Value Portfolio, Class 3                                  7,091         97,952
Seasons Series Trust, Large Cap Growth Portfolio, Class 3+                           50,486        416,568
Seasons Series Trust, Large Cap Value Portfolio, Class 3                             80,018        930,472
Seasons Series Trust, Mid Cap Value Portfolio, Class 3                                6,995        123,602
Seasons Series Trust, Small Cap Portfolio, Class 3+                                  16,339        146,139
                                                                                              ------------
TOTAL DOMESTIC EQUITY FUND (cost $1,829,416)                                                     1,813,082
                                                                                              ------------
INTERNATIONAL EQUITY FUND -- 15.9%

Seasons Series Trust, International Equity Portfolio,
  Class 3 (cost $642,768)                                                            74,251        631,191
                                                                                              ------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $4,944,366)                                          4,900,920
                                                                                              ------------
TOTAL INVESTMENTS --
   (cost $4,944,366) @                                                    123.8%                 4,900,920
Liabilities in excess of other assets --                                  (23.8)                  (942,885)
                                                                          -----               ------------
NET ASSETS --                                                             100.0%              $  3,958,035
                                                                          =====               ============

----------
+   Non-income producing securities
@   See Note 3 for cost of investments on a tax basis
#   See Note 8

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2005

                                                                                              MULTI-
                                                                             MULTI-          MANAGED           MULTI-
                                                                            MANAGED          MODERATE         MANAGED
                                                                             GROWTH           GROWTH       INCOME/EQUITY
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                $  138,111,557   $  250,502,597   $  221,229,189
Long-term investment securities, at value (affiliated)*                              --               --               --
Short-term investment securities, at value *                                  2,900,000        3,800,000        3,200,000
Repurchase agreements (cost equals market value)                              5,639,000       14,036,000       13,018,000
                                                                         ------------------------------------------------
Total investments                                                           146,650,557      268,338,597      237,447,189
                                                                         ------------------------------------------------
Cash                                                                             44,117          103,904           58,678
Foreign cash*                                                                        --                4               40
Due from broker                                                                      --               --               --
Receivables for:
  Fund shares sold                                                              186,192          577,305          331,569
  Dividends and interest                                                        442,153        1,228,126        1,696,307
  Investments sold                                                            2,694,080        5,989,271        5,535,712
Prepaid expenses and other assets                                                 3,607            6,410            5,677
Due from investment adviser for expense
  reimbursements/fee waivers                                                         --               --               --
Variation margin on futures contracts                                                --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                                       3,327           10,282           14,031
                                                                         ------------------------------------------------
Total assets                                                                150,024,033      276,253,899      245,089,203
                                                                         ------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares redeemed                                                           78,486          115,159          109,908
  Investments purchased                                                       2,002,036        3,661,531        3,475,792
  Interest on securities sold short                                                 375              375            1,667
  Accrued foreign tax on capital gains                                               --               --               --
  Investment advisory and management fees                                       113,856          198,581          165,795
  Service fees -- Class 2                                                        10,220           21,590           19,313
  Service fees -- Class 3                                                         3,857            9,306            8,745
  Trustees' fees and expenses                                                       127              187              186
Other accrued expenses                                                           88,847          111,544          105,458
Variation margin on futures contracts                                             4,234           10,734            8,813
Due to investment adviser from expense recoupment                                    --               --               --
Due to custodian                                                                     --               --               --
Securities sold short, at value#                                                220,078          220,078          978,125
Unrealized depreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total liabilities                                                             2,522,116        4,349,085        4,873,802
                                                                         ------------------------------------------------
NET ASSETS                                                               $  147,501,917   $  271,904,814   $  240,215,401
                                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                          $  175,634,090   $  282,047,128   $  234,041,859
Accumulated undistributed net investment income (loss)                        1,005,252        3,412,766        5,272,805
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, options contracts,
  securities sold short, and foreign exchange transactions                  (50,625,703)     (39,659,077)     (13,506,114)
Unrealized appreciation (depreciation) on investments                        21,479,878       26,076,529       14,383,648
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                                 6,194           18,374           14,158
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                          3,296           10,184           13,889
Unrealized appreciation (depreciation) on securities
  sold short                                                                     (1,090)          (1,090)          (4,844)
Accrued capital gains tax on unrealized appreciation
  (depreciation)                                                                     --               --               --
                                                                         ------------------------------------------------
                                                                         $  147,501,917   $  271,904,814   $  240,215,401
                                                                         ================================================
Class 1 (unlimited shares authorized):
Net assets                                                               $   50,863,113   $   60,210,001   $   47,345,811
Shares of beneficial interest issued and outstanding                          4,372,844        5,043,016        3,942,654
Net asset value, offering and redemption price per share                 $        11.63   $        11.94   $        12.01
                                                                         ================================================
Class 2 (unlimited shares authorized):
Net assets                                                               $   78,191,208   $  167,281,819   $  151,034,919
Shares of beneficial interest issued and outstanding                          6,734,443       14,041,080       12,601,542
Net asset value, offering and redemption price per share                 $        11.61   $        11.91   $        11.99
                                                                         ================================================
Class 3 (unlimited shares authorized):
Net assets                                                               $   18,447,598   $   44,412,994   $   41,834,671
Shares of beneficial interest issued and outstanding                          1,590,568        3,731,719        3,494,346
Net asset value, offering and redemption price per share                 $        11.60   $        11.90   $        11.97
                                                                         ================================================

----------
*Cost
 Long-term investment securities (unaffiliated)                          $  116,631,679   $  224,426,068   $  206,845,541
                                                                         ================================================
 Long-term investment securities (affiliated)                            $           --   $           --   $           --
                                                                         ================================================
 Short-term investment securities                                        $    2,900,000   $    3,800,000   $    3,200,000
                                                                         ================================================
 Foreign cash                                                            $           --   $            3   $           41
                                                                         ================================================
 # Proceeds from securities sold short                                   $      218,988   $      218,988   $      973,281
                                                                         ================================================

                                                                                              ASSET
                                                                             MULTI-        ALLOCATION:
                                                                            MANAGED        DIVERSIFIED
                                                                             INCOME           GROWTH           STOCK
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                $  165,566,473   $  379,409,321   $  294,941,574
Long-term investment securities, at value (affiliated)*                              --          483,064               --
Short-term investment securities, at value *                                    500,000               --        7,280,795
Repurchase agreements (cost equals market value)                              9,805,000       12,709,000               --
                                                                         ------------------------------------------------
Total investments                                                           175,871,473      392,601,385      302,222,369
                                                                         ------------------------------------------------
Cash                                                                             50,954          189,588           32,171
Foreign cash*                                                                         1          176,908          451,948
Due from broker                                                                      --               --               --
Receivables for:
  Fund shares sold                                                              293,996          628,719          497,095
  Dividends and interest                                                      1,635,624        1,105,283          356,344
  Investments sold                                                            5,257,564       16,594,139        1,107,294
Prepaid expenses and other assets                                                 4,353            9,134            7,256
Due from investment adviser for expense
  reimbursements/fee waivers                                                         --               --               --
Variation margin on futures contracts                                                --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                                      14,545               --               --
                                                                         ------------------------------------------------
Total assets                                                                183,128,510      411,305,156      304,674,477
                                                                         ------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares redeemed                                                          146,403          202,547          157,686
  Investments purchased                                                       2,160,894       23,033,933          538,125
  Interest on securities sold short                                                 792           22,674               --
  Accrued foreign tax on capital gains                                               --               --               --
  Investment advisory and management fees                                       118,503          280,131          219,642
  Service fees -- Class 2                                                        14,752           30,059           23,366
  Service fees -- Class 3                                                         5,417           12,474            9,729
  Trustees' fees and expenses                                                       190              275              188
Other accrued expenses                                                           94,434          120,017          114,167
Variation margin on futures contracts                                            23,249          107,709               --
Due to investment adviser from expense recoupment                                    --               --               --
Due to custodian                                                                     --               --               --
Securities sold short, at value#                                                464,609        8,196,470               --
Unrealized depreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total liabilities                                                             3,029,243       32,006,289        1,062,903
                                                                         ------------------------------------------------
NET ASSETS                                                               $  180,099,267   $  379,298,867   $  303,611,574
                                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                          $  172,044,038   $  371,329,157   $  281,336,451
Accumulated undistributed net investment income (loss)                        5,145,167        4,629,593        1,170,026
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, options contracts,
  securities sold short, and foreign exchange transactions                   (2,679,701)     (13,753,365)     (12,526,966)
Unrealized appreciation (depreciation) on investments                         5,548,748       16,297,041       33,632,020
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                                28,920          802,646               --
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                         14,395            2,331               43
Unrealized appreciation (depreciation) on securities
  sold short                                                                     (2,300)          (8,536)              --
Accrued capital gains tax on unrealized appreciation
  (depreciation)                                                                     --               --               --
                                                                         ------------------------------------------------
                                                                         $  180,099,267   $  379,298,867   $  303,611,574
                                                                         ================================================
Class 1 (unlimited shares authorized):
Net assets                                                               $   38,991,037   $   90,041,569   $   73,967,302
Shares of beneficial interest issued and outstanding                          3,236,294        7,971,509        4,820,519
Net asset value, offering and redemption price per share                 $        12.05   $        11.30   $        15.34
                                                                         ================================================
Class 2 (unlimited shares authorized):
Net assets                                                               $  115,350,211   $  230,447,921   $  182,833,119
Shares of beneficial interest issued and outstanding                          9,591,813       20,434,750       11,988,874
Net asset value, offering and redemption price per share                 $        12.03   $        11.28   $        15.25
                                                                         ================================================
Class 3 (unlimited shares authorized):
Net assets                                                               $   25,758,019   $   58,809,377   $   46,811,153
Shares of beneficial interest issued and outstanding                          2,143,976        5,221,229        3,077,032
Net asset value, offering and redemption price per share                 $        12.01   $        11.26   $        15.21
                                                                         ================================================

----------
*Cost
 Long-term investment securities (unaffiliated)                          $  160,017,725   $  363,155,815   $  261,309,554
                                                                         ================================================
 Long-term investment securities (affiliated)                            $           --   $      439,529   $           --
                                                                         ================================================
 Short-term investment securities                                        $      500,000   $           --   $    7,280,795
                                                                         ================================================
 Foreign cash                                                            $            1   $      179,480   $      451,435
                                                                         ================================================
 # Proceeds from securities sold short                                   $      462,309   $    8,187,934   $           --
                                                                         ================================================

See Notes to Financial Statements

                                                                           LARGE CAP        LARGE CAP        LARGE CAP
                                                                             GROWTH         COMPOSITE          VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                $  115,941,494   $   39,517,900   $  151,962,760
Long-term investment securities, at value (affiliated)*                              --          172,879        1,291,053
Short-term investment securities, at value *                                  1,839,729          722,033        3,275,467
Repurchase agreements (cost equals market value)                              1,210,000          485,000        1,889,000
                                                                         ------------------------------------------------
Total investments                                                           118,991,223       40,897,812      158,418,280
                                                                         ------------------------------------------------
Cash                                                                             97,595            8,532          137,288
Foreign cash*                                                                         1           20,153            5,342
Due from broker                                                                      --               --               --
Receivables for:
  Fund shares sold                                                              375,430          144,087          253,859
  Dividends and interest                                                        100,105           55,315          177,098
  Investments sold                                                              355,279           35,749          659,648
Prepaid expenses and other assets                                                 2,647              961            3,356
Due from investment adviser for expense
  reimbursements/fee waivers                                                         --            5,160               --
Variation margin on futures contracts                                                --               --              900
Unrealized appreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total assets                                                                119,922,280       41,167,769      159,655,771
                                                                         ------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares redeemed                                                          105,303           17,812          435,584
  Investments purchased                                                         876,314           77,114        2,168,829
  Interest on securities sold short                                                  --               --               --
  Accrued foreign tax on capital gains                                               --               --               --
  Investment advisory and management fees                                        80,591           28,269          106,807
  Service fees -- Class 2                                                        10,137            3,757           14,267
  Service fees -- Class 3                                                         5,345            1,592            6,442
  Trustees' fees and expenses                                                        --               25               --
Other accrued expenses                                                           80,125           68,338           85,967
Variation margin on futures contracts                                               700              750               --
Due to investment adviser from expense recoupment                                    --               --               --
Due to custodian                                                                     --               --               --
Securities sold short, at value#                                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total liabilities                                                             1,158,515          197,657        2,817,896
                                                                         ------------------------------------------------
NET ASSETS                                                               $  118,763,765   $   40,970,112   $  156,837,875
                                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                          $  123,735,783   $   41,725,440   $  141,516,193
Accumulated undistributed net investment income (loss)                          284,984          250,271        1,481,105
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, options contracts,
  securities sold short, and foreign exchange transactions                  (18,434,995)      (3,471,365)        (625,149)
Unrealized appreciation (depreciation) on investments                        13,179,206        2,470,650       14,471,477
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                                (1,215)          (5,190)          (5,610)
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                              2              306             (141)
Unrealized appreciation (depreciation) on securities
  sold short                                                                         --               --               --
Accrued capital gains tax on unrealized appreciation
  (depreciation)                                                                     --               --               --
                                                                         ------------------------------------------------
                                                                         $  118,763,765   $   40,970,112   $  156,837,875
                                                                         ================================================
Class 1 (unlimited shares authorized):
Net assets                                                               $   13,588,118   $    4,539,056   $   14,815,006
Shares of beneficial interest issued and outstanding                          1,631,622          476,486        1,270,341
Net asset value, offering and redemption price per share                 $         8.33   $         9.53   $        11.66
                                                                         ================================================
Class 2 (unlimited shares authorized):
Net assets                                                               $   78,539,722   $   29,038,298   $  109,562,636
Shares of beneficial interest issued and outstanding                          9,493,541        3,054,671        9,413,865
Net asset value, offering and redemption price per share                 $         8.27   $         9.51   $        11.64
                                                                         ================================================
Class 3 (unlimited shares authorized):
Net assets                                                               $   26,635,925   $    7,392,758   $   32,460,233
Shares of beneficial interest issued and outstanding                          3,228,200          778,663        2,791,582
Net asset value, offering and redemption price per share                 $         8.25   $         9.49   $        11.63
                                                                         ================================================

----------
*Cost
 Long-term investment securities (unaffiliated)                          $  102,762,288   $   37,010,096   $  137,102,280
                                                                         ================================================
 Long-term investment securities (affiliated)                            $           --   $      210,017   $    1,680,032
                                                                         ================================================
 Short-term investment securities                                        $    1,839,727   $      722,049   $    3,275,491
                                                                         ================================================
 Foreign cash                                                            $            1   $       19,866   $        5,470
                                                                         ================================================
 # Proceeds from securities sold short                                   $           --   $           --   $           --
                                                                         ================================================

                                                                            MID CAP          MID CAP
                                                                             GROWTH           VALUE          SMALL CAP
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                $  115,847,426   $  163,981,217   $   91,296,344
Long-term investment securities, at value (affiliated)*                           4,768           39,864           10,476
Short-term investment securities, at value *                                    476,359           49,715          549,607
Repurchase agreements (cost equals market value)                              2,825,000        1,178,000        9,521,000
                                                                         ------------------------------------------------
Total investments                                                           119,153,553      165,248,796      101,377,427
                                                                         ------------------------------------------------
Cash                                                                             25,756               --            1,331
Foreign cash*                                                                        --               --               --
Due from broker                                                                      --               --               --
Receivables for:
  Fund shares sold                                                              487,828          339,534          472,761
  Dividends and interest                                                         53,377          226,304           61,323
  Investments sold                                                               59,360        1,695,077        1,410,356
Prepaid expenses and other assets                                                 2,569            3,402            2,244
Due from investment adviser for expense
  reimbursements/fee waivers                                                         --               --               --
Variation margin on futures contracts                                             1,300            2,600            2,325
Unrealized appreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total assets                                                                119,783,743      167,515,713      103,327,767
                                                                         ------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares redeemed                                                          217,320          833,558          197,534
  Investments purchased                                                       1,576,941          470,534        1,216,264
  Interest on securities sold short                                                  --               --               --
  Accrued foreign tax on capital gains                                               --               --               --
  Investment advisory and management fees                                        84,830          121,785           72,523
  Service fees -- Class 2                                                         9,916           15,611            8,473
  Service fees -- Class 3                                                         5,150            6,381            5,096
  Trustees' fees and expenses                                                         7               --               --
Other accrued expenses                                                           81,315           87,903           80,671
Variation margin on futures contracts                                                --               --               --
Due to investment adviser from expense recoupment                                    --               --            7,940
Due to custodian                                                                     --        1,075,442               --
Securities sold short, at value#                                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total liabilities                                                             1,975,479        2,611,214        1,588,501
                                                                         ------------------------------------------------
NET ASSETS                                                               $  117,808,264   $  164,904,499   $  101,739,266
                                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                          $  101,819,225   $  124,665,221   $   96,859,780
Accumulated undistributed net investment income (loss)                           (3,256)         842,577               --
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, options contracts,
  securities sold short, and foreign exchange transactions                    3,378,930       10,757,960          (77,127)
Unrealized appreciation (depreciation) on investments                        12,616,648       28,645,306        4,963,836
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                                (3,283)          (6,565)          (7,223)
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                             --               --               --
Unrealized appreciation (depreciation) on securities
  sold short                                                                         --               --               --
Accrued capital gains tax on unrealized appreciation
  (depreciation)                                                                     --               --               --
                                                                         ------------------------------------------------
                                                                         $  117,808,264   $  164,904,499   $  101,739,266
                                                                         ================================================
Class 1 (unlimited shares authorized):
Net assets                                                               $   15,483,662   $   15,886,869   $    9,663,770
Shares of beneficial interest issued and outstanding                          1,268,566          895,714        1,070,346
Net asset value, offering and redemption price per share                 $        12.21   $        17.74   $         9.03
                                                                         ================================================
Class 2 (unlimited shares authorized):
Net assets                                                               $   77,433,261   $  118,415,736   $   66,999,112
Shares of beneficial interest issued and outstanding                          6,386,972        6,691,836        7,470,575
Net asset value, offering and redemption price per share                 $        12.12   $        17.70   $         8.97
                                                                         ================================================
Class 3 (unlimited shares authorized):
Net assets                                                               $   24,891,341   $   30,601,894   $   25,076,384
Shares of beneficial interest issued and outstanding                          2,058,466        1,731,726        2,803,670
Net asset value, offering and redemption price per share                 $        12.09   $        17.67   $         8.94
                                                                         ================================================
----------
*Cost
 Long-term investment securities (unaffiliated)                          $  103,230,976   $  135,338,498   $   86,332,375
                                                                         ================================================
 Long-term investment securities (affiliated)                            $        4,570   $       37,281   $       10,613
                                                                         ================================================
 Short-term investment securities                                        $      476,356   $       49,711   $      549,603
                                                                         ================================================
 Foreign cash                                                            $           --   $           --   $           --
                                                                         ================================================
 # Proceeds from securities sold short                                   $           --   $           --   $           --
                                                                         ================================================

See Notes to Financial Statements

                                                                         INTERNATIONAL     DIVERSIFIED       STRATEGIC
                                                                             EQUITY        FIXED INCOME     FIXED INCOME
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                $  115,058,156   $  153,773,312   $   15,317,368
Long-term investment securities, at value (affiliated)*                              --               --               --
Short-term investment securities, at value *                                  1,389,422               --        1,982,000
Repurchase agreements (cost equals market value)                              3,504,000       12,016,000               --
                                                                         ------------------------------------------------
Total investments                                                           119,951,578      165,789,312       17,299,368
                                                                         ------------------------------------------------
Cash                                                                                 --           23,665           27,729
Foreign cash*                                                                 1,507,322               --               --
Due from broker                                                                 100,885               --               --
Receivables for:
  Fund shares sold                                                              404,395          322,294           59,082
  Dividends and interest                                                        428,641        1,524,187          182,880
  Investments sold                                                            1,511,067        1,033,089               --
Prepaid expenses and other assets                                                 2,275            3,931              269
Due from investment adviser for expense
  reimbursements/fee waivers                                                         --               --           19,066
Variation margin on futures contracts                                                --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total assets                                                                123,906,163      168,696,478       17,588,394
                                                                         ------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares redeemed                                                          419,917          217,640           17,619
  Investments purchased                                                       1,188,969        2,231,511          324,978
  Interest on securities sold short                                                  --               --               --
  Accrued foreign tax on capital gains                                            3,732               --               --
  Investment advisory and management fees                                       102,584           98,873           11,136
  Service fees -- Class 2                                                        11,067           15,753               --
  Service fees -- Class 3                                                         5,323            6,561            3,480
  Trustees' fees and expenses                                                        --              179              173
Other accrued expenses                                                           96,994           95,544           38,424
Variation margin on futures contracts                                             5,439            8,563               --
Due to investment adviser from expense recoupment                                 3,342               --               --
Due to custodian                                                                256,719               --               --
Securities sold short, at value#                                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                                      22,485               --               --
                                                                         ------------------------------------------------
Total liabilities                                                             2,116,571        2,674,624          395,810
                                                                         ------------------------------------------------
NET ASSETS                                                               $  121,789,592   $  166,021,854   $   17,192,584
                                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                          $  109,915,603   $  159,877,906   $   17,749,979
Accumulated undistributed net investment income (loss)                          452,224        5,470,149           72,436
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, options contracts,
  securities sold short, and foreign exchange transactions                    2,062,661          753,827          (38,518)
Unrealized appreciation (depreciation) on investments                         9,604,524          (88,230)        (591,313
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                                (9,949)           8,202               --
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                       (231,739)              --               --
Unrealized appreciation (depreciation) on securities
  sold short                                                                         --               --               --
Accrued capital gains tax on unrealized appreciation
  (depreciation)                                                                 (3,732)              --               --
                                                                         ------------------------------------------------
                                                                         $  121,789,592   $  166,021,854   $   17,192,584
                                                                         ================================================
Class 1 (unlimited shares authorized):
Net assets                                                               $    8,650,482   $   11,136,588   $           --
Shares of beneficial interest issued and outstanding                          1,015,248        1,044,677               --
Net asset value, offering and redemption price per share                 $         8.52   $        10.66   $           --
                                                                         ================================================
Class 2 (unlimited shares authorized):
Net assets                                                               $   85,851,537   $  122,692,776   $           --
Shares of beneficial interest issued and outstanding                         10,087,423       11,529,898               --
Net asset value, offering and redemption price per share                 $         8.51   $        10.64   $           --
                                                                         ================================================
Class 3 (unlimited shares authorized):
Net assets                                                               $   27,287,573   $   32,192,490   $   17,192,584
Shares of beneficial interest issued and outstanding                          3,210,371        3,030,957        1,779,034
Net asset value, offering and redemption price per share                 $         8.50   $        10.62   $         9.66
                                                                         ================================================

----------
*Cost
 Long-term investment securities (unaffiliated)                          $  105,453,639   $  153,861,542   $   15,908,681
                                                                         ================================================
 Long-term investment securities (affiliated)                            $           --   $           --   $           --
                                                                         ================================================
 Short-term investment securities                                        $    1,389,415   $           --   $    1,982,000
                                                                         ================================================
 Foreign cash                                                            $    1,512,297   $           --   $           --
                                                                         ================================================
 # Proceeds from securities sold short                                   $           --   $           --   $           --
                                                                         ================================================

                                                                              CASH            FOCUS            FOCUS
                                                                           MANAGEMENT         GROWTH          TECHNET
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                $           --   $   87,505,894   $   36,377,601
Long-term investment securities, at value (affiliated)*                              --               --               --
Short-term investment securities, at value *                                 52,963,969        4,688,660          594,000
Repurchase agreements (cost equals market value)                             11,850,000        3,310,000        2,480,000
                                                                         ------------------------------------------------
Total investments                                                            64,813,969       95,504,554       39,451,601
                                                                         ------------------------------------------------
Cash                                                                                234           77,754              505
Foreign cash*                                                                        --               --               --
Due from broker                                                                      --               --               --
Receivables for:
  Fund shares sold                                                              106,349          551,673          387,071
  Dividends and interest                                                         42,015            5,818            3,001
  Investments sold                                                                   --          326,833        1,562,823
Prepaid expenses and other assets                                                 1,532            2,273              958
Due from investment adviser for expense
  reimbursements/fee waivers                                                         --               --            7,342
Variation margin on futures contracts                                                --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total assets                                                                 64,964,099       96,468,905       41,413,301
                                                                         ------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares redeemed                                                          456,049          145,207           86,777
  Investments purchased                                                              --               --        1,984,607
  Interest on securities sold short                                                  --               --               --
  Accrued foreign tax on capital gains                                               --               --               --
  Investment advisory and management fees                                        29,723           82,194           39,586
  Service fees -- Class 2                                                         5,930            8,724            3,538
  Service fees -- Class 3                                                         2,713            4,570            2,350
  Trustees' fees and expenses                                                       187               33               22
Other accrued expenses                                                           54,481           75,393           65,635
Variation margin on futures contracts                                                --               --               --
Due to investment adviser from expense recoupment                                    --            9,135               --
Due to custodian                                                                     --               --               --
Securities sold short, at value#                                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total liabilities                                                               549,083          325,256        2,182,515
                                                                         ------------------------------------------------
NET ASSETS                                                               $   64,415,016   $   96,143,649   $   39,230,786
                                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                          $   63,870,563   $   96,155,840   $   40,683,515
Accumulated undistributed net investment income (loss)                          572,934               --               --
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, options contracts,
  securities sold short, and foreign exchange transactions                         (130)      (9,198,821)      (1,930,617)
Unrealized appreciation (depreciation) on investments                           (28,351)       9,186,630          477,888
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                                    --               --               --
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                             --               --               --
Unrealized appreciation (depreciation) on securities
  sold short                                                                         --               --               --
Accrued capital gains tax on unrealized appreciation
  (depreciation)                                                                     --               --               --
                                                                         ------------------------------------------------
                                                                         $   64,415,016   $   96,143,649   $   39,230,786
                                                                         ================================================
Class 1 (unlimited shares authorized):
Net assets                                                               $    4,637,464   $    6,504,078   $           --
Shares of beneficial interest issued and outstanding                            427,216          855,646               --
Net asset value, offering and redemption price per share                 $        10.86   $         7.60   $           --
                                                                         ================================================
Class 2 (unlimited shares authorized):
Net assets                                                               $   47,493,746   $   67,730,959   $   27,909,479
Shares of beneficial interest issued and outstanding                          4,382,460        8,970,431        5,559,914
Net asset value, offering and redemption price per share                 $        10.84   $         7.55   $         5.02
                                                                         ================================================
Class 3 (unlimited shares authorized):
Net assets                                                               $   12,283,806   $   21,908,612   $   11,321,307
Shares of beneficial interest issued and outstanding                          1,134,619        2,908,767        2,260,056
Net asset value, offering and redemption price per share                 $        10.83   $         7.53   $         5.01
                                                                         ================================================

----------
*Cost
 Long-term investment securities (unaffiliated)                          $           --   $   78,318,324   $   35,899,713
                                                                         ================================================
 Long-term investment securities (affiliated)                            $           --   $           --   $           --
                                                                         ================================================
 Short-term investment securities                                        $   52,992,320   $    4,689,600   $      594,000
                                                                         ================================================
 Foreign cash                                                            $           --   $           --   $           --
                                                                         ================================================
 # Proceeds from securities sold short                                   $           --   $           --   $           --
                                                                         ================================================

See Notes to Financial Statements

                                                                          FOCUS GROWTH        FOCUS          ALLOCATION
                                                                           AND INCOME         VALUE            GROWTH
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                $   65,836,136   $   82,523,265   $           --
Long-term investment securities, at value (affiliated)*                              --               --        6,608,016
Short-term investment securities, at value *                                    543,000               --               --
Repurchase agreements (cost equals market value)                              4,046,000        6,888,000               --
                                                                         ------------------------------------------------
Total investments                                                            70,425,136       89,411,265        6,608,016
                                                                         ------------------------------------------------
Cash                                                                              2,463               --           34,624
Foreign cash*                                                                        22           54,458               --
Due from broker                                                                      --               --               --
Receivables for:
  Fund shares sold                                                              526,393          294,362           76,038
  Dividends and interest                                                        159,369           90,108               --
  Investments sold                                                              199,473        8,990,796               --
Prepaid expenses and other assets                                                 1,574            1,751               40
Due from investment adviser for expense
  reimbursements/fee waivers                                                        815               --           10,058
Variation margin on futures contracts                                                --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total assets                                                                 71,315,245       98,842,740        6,728,776
                                                                         ------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares redeemed                                                           60,433          382,637        1,369,677
  Investments purchased                                                              --        9,336,674           34,624
  Interest on securities sold short                                                  --               --               --
  Accrued foreign tax on capital gains                                               --               --               --
  Investment advisory and management fees                                        60,577           76,017              303
  Service fees -- Class 2                                                         6,290            8,722               --
  Service fees -- Class 3                                                         4,661            4,467               --
  Trustees' fees and expenses                                                        13               --               10
Other accrued expenses                                                           70,913           72,770           16,035
Variation margin on futures contracts                                                --            3,655               --
Due to investment adviser from expense recoupment                                    --            1,445               --
Due to custodian                                                                     --           46,935               --
Securities sold short, at value#                                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                                          --            2,275               --
                                                                         ------------------------------------------------
Total liabilities                                                               202,887        9,935,597        1,420,649
                                                                         ------------------------------------------------
NET ASSETS                                                               $   71,112,358   $   88,907,143   $    5,308,127
                                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                          $   65,124,049   $   75,333,014   $    5,370,687
Accumulated undistributed net investment income (loss)                          133,478           12,262               --
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, options contracts,
  securities sold short and foreign exchange transactions                      (507,851)       3,824,856             (299)
Unrealized appreciation (depreciation) on investments                         6,364,948        9,725,117          (62,261)
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                                    --           18,466               --
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                         (2,266)          (6,572)              --
Unrealized appreciation (depreciation) on securities
  sold short                                                                         --               --               --
Accrued capital gains tax on unrealized appreciation
  (depreciation)                                                                     --               --               --
                                                                         ------------------------------------------------
                                                                         $   71,112,358   $   88,907,143   $    5,308,127
                                                                         ================================================
Class 1 (unlimited shares authorized):
Net assets                                                               $           --   $           --   $           --
Shares of beneficial interest issued and outstanding                                 --               --               --
Net asset value, offering and redemption price per share                 $           --   $           --   $           --
                                                                         ================================================
Class 2 (unlimited shares authorized):
Net assets                                                               $   49,049,283   $   67,250,431   $           --
Shares of beneficial interest issued and outstanding                          5,259,531        4,862,408               --
Net asset value, offering and redemption price per share                 $         9.33   $        13.83   $           --
                                                                         ================================================
Class 3 (unlimited shares authorized):
Net assets                                                               $   22,063,075   $   21,656,712   $    5,308,127
Shares of beneficial interest issued and outstanding                          2,371,465        1,567,928          538,755
Net asset value, offering and redemption price per share                 $         9.30   $        13.81   $         9.85
                                                                         ================================================

----------
*Cost
 Long-term investment securities (unaffiliated)                          $   59,471,188   $   72,798,148   $           --
                                                                         ================================================
 Long-term investment securities (affiliated)                            $           --   $           --   $    6,670,277
                                                                         ================================================
 Short-term investment securities                                        $      543,000   $           --   $           --
                                                                         ================================================
 Foreign cash                                                            $           21   $       54,822   $           --
                                                                         ================================================
 # Proceeds from securities sold short                                   $           --   $           --   $           --
                                                                         ================================================

                                                                           ALLOCATION
                                                                            MODERATE        ALLOCATION       ALLOCATION
                                                                             GROWTH          MODERATE         BALANCED
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*                $           --   $           --   $           --
Long-term investment securities, at value (affiliated)*                       4,303,445        4,340,334        4,900,920
Short-term investment securities, at value *                                         --               --               --
Repurchase agreements (cost equals market value)                                     --               --               --
                                                                         ------------------------------------------------
Total investments                                                             4,303,445        4,340,334        4,900,920
                                                                         ------------------------------------------------
Cash                                                                             56,114           35,277          215,615
Foreign cash*                                                                        --               --               --
Due from broker                                                                      --               --               --
Receivables for:
  Fund shares sold                                                                   32           77,509           49,409
  Dividends and interest                                                             --               --               --
  Investments sold                                                                   --               --               --
Prepaid expenses and other assets                                                    31               38               30
Due from investment adviser for expense
  reimbursements/fee waivers                                                     10,250           10,198           10,213
Variation margin on futures contracts                                                --               --               --
Unrealized appreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total assets                                                                  4,369,872        4,463,356        5,176,187
                                                                         ------------------------------------------------
LIABILITIES:
Payables for:
  Fund shares redeemed                                                          983,575        1,024,117          986,252
  Investments purchased                                                          56,114           35,277          215,615
  Interest on securities sold short                                                  --               --               --
  Accrued foreign tax on capital gains                                               --               --               --
  Investment advisory and management fees                                           226              247              240
  Service fees -- Class 2                                                            --               --               --
  Service fees -- Class 3                                                            --               --               --
  Trustees' fees and expenses                                                        10               10               10
Other accrued expenses                                                           16,035           16,035           16,035
Variation margin on futures contracts                                                --               --               --
Due to investment adviser from expense recoupment                                    --               --               --
Due to custodian                                                                     --               --               --
Securities sold short, at value#                                                     --               --               --
Unrealized depreciation on forward foreign currency
  contracts                                                                          --               --               --
                                                                         ------------------------------------------------
Total liabilities                                                             1,055,960        1,075,686        1,218,152
                                                                         ------------------------------------------------
NET ASSETS                                                               $    3,313,912   $    3,387,670   $    3,958,035
                                                                         ================================================
COMPOSITION OF NET ASSETS:
Capital paid in                                                          $    3,361,480   $    3,445,425   $    4,001,481
Accumulated undistributed net investment income (loss)                               --               --               --
Accumulated undistributed net realized gain (loss) on
  investments, futures contracts, options contracts,
  securities sold short and foreign exchange transactions                           (18)            (134)              --
Unrealized appreciation (depreciation) on investments                           (47,550)         (57,621)         (43,446)
Unrealized appreciation (depreciation) on futures
  contracts and options contracts                                                    --               --               --
Unrealized foreign exchange gain (loss) on other
  assets and liabilities                                                             --               --               --
Unrealized appreciation (depreciation) on securities
  sold short                                                                         --               --               --
Accrued capital gains tax on unrealized appreciation
  (depreciation)                                                                     --               --               --
                                                                         ------------------------------------------------
                                                                         $    3,313,912   $    3,387,670   $    3,958,035
                                                                         ================================================
Class 1 (unlimited shares authorized):
Net assets                                                               $           --   $           --   $           --
Shares of beneficial interest issued and outstanding                                 --               --               --
Net asset value, offering and redemption price per share                 $           --   $           --   $           --
                                                                         ================================================
Class 2 (unlimited shares authorized):
Net assets                                                               $           --   $           --   $           --
Shares of beneficial interest issued and outstanding                                 --               --               --
Net asset value, offering and redemption price per share                 $           --   $           --   $           --
                                                                         ================================================
Class 3 (unlimited shares authorized):
Net assets                                                               $    3,313,912   $    3,387,670   $    3,958,035
Shares of beneficial interest issued and outstanding                            336,973          343,790          401,433
Net asset value, offering and redemption price per share                 $         9.83   $         9.85   $         9.86
                                                                         ================================================

----------
*Cost
 Long-term investment securities (unaffiliated)                          $           --   $           --   $           --
                                                                         ================================================
 Long-term investment securities (affiliated)                            $    4,350,995   $    4,397,955   $    4,944,366
                                                                         ================================================
 Short-term investment securities                                        $           --   $           --   $           --
                                                                         ================================================
 Foreign cash                                                            $           --   $           --   $           --
                                                                         ================================================
 # Proceeds from securities sold short                                   $           --   $           --   $           --
                                                                         ================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2005

                                                                                      MULTI-             MULTI-
                                                                   MULTI-            MANAGED             MANAGED
                                                                   MANAGED           MODERATE            INCOME/
                                                                   GROWTH             GROWTH             EQUITY
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                    $       804,706    $     1,131,909    $       828,752
   Dividends (affiliated)                                                   --                 --                 --
   Interest (unaffiliated)                                           1,920,566          5,281,052          7,358,973
   Interest (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
       Total investment income*                                      2,725,272          6,412,961          8,187,725
                                                               -----------------------------------------------------
EXPENSES:
   Investment advisory and management fees                           1,294,086          2,186,775          1,844,402
   Service fees:
       Class 2                                                         117,390            245,266            224,287
       Class 3                                                          28,919             70,961             67,187
   Custodian fees                                                      149,368            161,244            155,490
   Reports to shareholders                                              11,732             21,822             19,905
   Audit and tax fees                                                   28,868             28,868             28,868
   Legal fees                                                            9,763             13,834             12,925
   Trustees' fees and expenses                                           5,507              9,626              8,555
   Interest expense                                                         57                174                361
   Other expenses                                                        7,419             11,102              9,491
                                                               -----------------------------------------------------
       Total expenses before fee waivers, expense
           reimbursements, expense recoupments, custody
           credits and fees paid indirectly                          1,653,109          2,749,672          2,371,471
       Net (fees waived and expenses reimbursed)/
           recouped by investment adviser (Note 4)                          --                 --                 --
       Custody credits earned on cash balances                            (962)            (1,584)            (1,605)
       Fees paid indirectly (Note 5)                                        --                 --                 --
                                                               -----------------------------------------------------
Net expenses                                                         1,652,147          2,748,088          2,369,866
                                                               -----------------------------------------------------
Net investment income (loss)                                         1,073,125          3,664,873          5,817,859
                                                               -----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**          6,872,541         10,532,242          5,631,718
   Net realized gain (loss) on investments (affiliated)                     --                 --                 --
   Net realized gain (loss) on futures contracts and
       options contracts                                                  (982)            (1,494)           (69,613)
   Net realized foreign exchange gain (loss) on other
       assets and liabilities                                         (152,067)          (467,047)          (663,311)
   Net realized gain (loss) from investment violations                   3,140              8,841             11,997
                                                               -----------------------------------------------------
   Net realized gain (loss) on investments and foreign
       currencies                                                    6,722,632         10,072,542          4,910,791
                                                               -----------------------------------------------------
   Change in unrealized appreciation (depreciation)
       on investments (unaffiliated)                                   830,960         (2,836,517)        (2,699,697)
   Change in unrealized appreciation (depreciation)
       on investments (affiliated)                                          --                 --                 --
   Change in unrealized appreciation (depreciation)
       on futures contracts and options contracts                        1,634                (62)           (15,049)
   Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities                                   6,152             18,994             25,720
   Change in unrealized appreciation (depreciation) on
       securities sold short                                            (1,090)            (1,090)            (4,844)
   Change in accrued capital gains tax on unrealized
       appreciation (depreciation)                                          --                 --                 --
                                                               -----------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
       currencies                                                      837,656         (2,818,675)        (2,693,870)
                                                               -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments
           and foreign currencies                                    7,560,288          7,253,867          2,216,921
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     8,633,413    $    10,918,740    $     8,034,780
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $         4,915    $         6,330    $         2,275
                                                               =====================================================
**Net of foreign withholding taxes on capital gains of         $            --    $            --    $            --
                                                               =====================================================

                                                                   MULTI-              ASSET
                                                                   MANAGED          ALLOCATION:
                                                                   INCOME           DIVERSIFIED           STOCK
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                    $       354,453    $     5,712,740    $     4,273,408
   Dividends (affiliated)                                                   --              3,450                 --
   Interest (unaffiliated)                                           6,969,226          3,038,262              1,305
   Interest (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
       Total investment income*                                      7,323,679          8,754,452          4,274,713
                                                               -----------------------------------------------------
EXPENSES:
   Investment advisory and management fees                           1,354,391          3,122,555          2,483,347
   Service fees:
       Class 2                                                         172,866            345,063            271,893
       Class 3                                                          46,697             96,917             76,059
   Custodian fees                                                      151,431            270,400            143,831
   Reports to shareholders                                              15,094             26,864             23,460
   Audit and tax fees                                                   28,868             34,075             31,293
   Legal fees                                                           11,025             17,594             14,881
   Trustees' fees and expenses                                           6,654             13,662             10,976
   Interest expense                                                        316                 --                 --
   Other expenses                                                        7,858             15,235             14,007
                                                               -----------------------------------------------------
       Total expenses before fee waivers, expense
           reimbursements, expense recoupments, custody
           credits and fees paid indirectly                          1,795,200          3,942,365          3,069,747
       Net (fees waived and expenses reimbursed)/
           recouped by investment adviser (Note 4)                          --                 --                 --
       Custody credits earned on cash balances                          (1,281)                --               (379)
       Fees paid indirectly (Note 5)                                        --             (1,639)                --
                                                               -----------------------------------------------------
Net expenses                                                         1,793,919          3,940,726          3,069,368
                                                               -----------------------------------------------------
Net investment income (loss)                                         5,529,760          4,813,726          1,205,345
                                                               -----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**          3,651,979         31,405,663         19,662,045
   Net realized gain (loss) on investments (affiliated)                     --             82,354                 --
   Net realized gain (loss) on futures contracts and
       options contracts                                               (36,426)          (779,951)                --
   Net realized foreign exchange gain (loss) on other
       assets and liabilities                                         (710,843)             3,644            (21,665)
   Net realized gain (loss) from investment violations                  12,414            (25,821)                --
                                                               -----------------------------------------------------
   Net realized gain (loss) on investments and foreign
       currencies                                                    2,917,124         30,685,889         19,640,380
                                                               -----------------------------------------------------
   Change in unrealized appreciation (depreciation)
       on investments (unaffiliated)                                (5,184,655)       (14,287,863)       (10,249,725)
   Change in unrealized appreciation (depreciation)
       on investments (affiliated)                                          --           (231,671)                --
   Change in unrealized appreciation (depreciation)
       on futures contracts and options contracts                          177            574,843                 --
   Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities                                  27,262             13,925             (1,587)
   Change in unrealized appreciation (depreciation) on
       securities sold short                                            (2,300)            (9,980)                --
   Change in accrued capital gains tax on unrealized
       appreciation (depreciation)                                          --                 --                 --
                                                               -----------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
       currencies                                                   (5,159,516)       (13,940,746)       (10,251,312)
                                                               -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments
           and foreign currencies                                   (2,242,392)        16,745,143          9,389,068
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     3,287,368    $    21,558,869    $    10,594,413
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $         1,672    $       175,695    $        26,287
                                                               =====================================================
**Net of foreign withholding taxes on capital gains of         $            --    $            --    $            --
                                                               =====================================================

See Notes to Financial Statements

                                                                  LARGE CAP          LARGE CAP          LARGE CAP
                                                                   GROWTH            COMPOSITE            VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                    $     1,430,664    $       717,591    $     2,901,420
   Dividends (affiliated)                                                   --              1,004              6,813
   Interest (unaffiliated)                                              77,324             12,848             36,890
   Interest (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
       Total investment income*                                      1,507,988            731,443          2,945,123
                                                               -----------------------------------------------------
EXPENSES:
   Investment advisory and management fees                             836,428            308,867          1,058,078
   Service fees:
       Class 2                                                         112,634             42,725            151,767
       Class 3                                                          37,811             12,816             41,967
   Custodian fees                                                      143,074            136,008            144,846
   Reports to shareholders                                               9,087              3,054             11,948
   Audit and tax fees                                                   28,701             28,727             28,874
   Legal fees                                                            8,403              6,049              9,485
   Trustees' fees and expenses                                           3,926              1,576              4,963
   Interest expense                                                         19                 49                 --
   Other expenses                                                        5,390              4,003              6,749
                                                               -----------------------------------------------------
       Total expenses before fee waivers, expense
           reimbursements, expense recoupments, custody
           credits and fees paid indirectly                          1,185,473            543,874          1,458,677
       Net (fees waived and expenses reimbursed)/
           recouped by investment adviser (Note 4)                      46,822            (63,450)             5,705
       Custody credits earned on cash balances                          (1,473)              (189)              (368)
       Fees paid indirectly (Note 5)                                        --                 --                 --
                                                               -----------------------------------------------------
Net expenses                                                         1,230,822            480,235          1,464,014
                                                               -----------------------------------------------------
Net investment income (loss)                                           277,166            251,208          1,481,109
                                                               -----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**            482,442          1,403,203          4,376,536
   Net realized gain (loss) on investments (affiliated)                     --              2,423             18,217
   Net realized gain (loss) on futures contracts and
       options contracts                                                15,016             29,630             57,237
   Net realized foreign exchange gain (loss) on other
       assets and liabilities                                            8,279               (923)                (5)
   Net realized gain (loss) from investment violations                      --                 --                 --
                                                               -----------------------------------------------------
   Net realized gain (loss) on investments and foreign
       currencies                                                      505,737          1,434,333          4,451,985
                                                               -----------------------------------------------------
   Change in unrealized appreciation (depreciation)
       on investments (unaffiliated)                                 5,333,870            274,108          6,310,282
   Change in unrealized appreciation (depreciation)
       on investments (affiliated)                                          --            (52,311)          (352,516)
   Change in unrealized appreciation (depreciation)
       on futures contracts and options contracts                       (5,000)            (8,720)           (14,100)
   Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities                                       2                228               (141)
   Change in unrealized appreciation (depreciation) on
       securities sold short                                                --                 --                 --
   Change in accrued capital gains tax on unrealized
       appreciation (depreciation)                                          --                 --                 --
                                                               -----------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
       currencies                                                    5,328,872            213,305          5,943,525
                                                               -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments
       and foreign currencies                                        5,834,609          1,647,638         10,395,510
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     6,111,775    $     1,898,846    $    11,876,619
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $         2,110    $         3,468    $        10,762
                                                               =====================================================
**Net of foreign withholding taxes on capital gains of         $            --    $            --    $            --
                                                               =====================================================

                                                                   MID CAP            MID CAP
                                                                   GROWTH              VALUE            SMALL CAP
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                    $       474,251    $     2,340,554    $       535,800
   Dividends (affiliated)                                                   23                203                 73
   Interest (unaffiliated)                                              33,479             51,598             73,799
   Interest (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
       Total investment income*                                        507,753          2,392,355            609,672
                                                               -----------------------------------------------------
EXPENSES:
   Investment advisory and management fees                             865,132          1,121,164            753,991
   Service fees:
       Class 2                                                         107,879            150,497             94,507
       Class 3                                                          38,205             42,394             36,685
   Custodian fees                                                      143,230            146,360            142,866
   Reports to shareholders                                               8,224             13,476              6,785
   Audit and tax fees                                                   28,874             28,874             28,874
   Legal fees                                                            8,225              9,517              7,783
   Trustees' fees and expenses                                           3,817              4,945              3,398
   Interest expense                                                        200                 12                 52
   Other expenses                                                        5,001              5,473              6,462
                                                               -----------------------------------------------------
       Total expenses before fee waivers, expense
           reimbursements, expense recoupments, custody
           credits and fees paid indirectly                          1,208,787          1,522,712          1,081,403
       Net (fees waived and expenses reimbursed)/
           recouped by investment adviser (Note 4)                      83,923             27,538             70,202
       Custody credits earned on cash balances                            (115)              (472)              (309)
       Fees paid indirectly (Note 5)                                        --                 --                 --
                                                               -----------------------------------------------------
Net expenses                                                         1,292,595          1,549,778          1,151,296
                                                               -----------------------------------------------------
Net investment income (loss)                                          (784,842)           842,577           (541,624)
                                                               -----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**          6,406,999         11,240,348          4,550,292
   Net realized gain (loss) on investments (affiliated)                    185                258                 18
   Net realized gain (loss) on futures contracts and
       options contracts                                                34,806             78,379             35,724
   Net realized foreign exchange gain (loss) on other
       assets and liabilities                                           (3,266)                --                 --
   Net realized gain (loss) from investment violations                      --                 --                 --
                                                               -----------------------------------------------------
   Net realized gain (loss) on investments and foreign
       currencies                                                    6,438,724         11,318,985          4,586,034
                                                               -----------------------------------------------------
   Change in unrealized appreciation (depreciation)
       on investments (unaffiliated)                                (1,213,412)        10,634,255         (2,665,903)
   Change in unrealized appreciation (depreciation)
       on investments (affiliated)                                        (410)              (580)              (346)
   Change in unrealized appreciation (depreciation)
       on futures contracts and options contracts                      (16,918)           (20,200)           (27,308)
   Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities                                      (7)                --                 --
   Change in unrealized appreciation (depreciation) on
       securities sold short                                                --                 --                 --
   Change in accrued capital gains tax on unrealized
       appreciation (depreciation)                                          --                 --                 --
                                                               -----------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
       currencies                                                   (1,230,747)        10,613,475         (2,693,557)
                                                               -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments
       and foreign currencies                                        5,207,977         21,932,460          1,892,477
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $     4,423,135    $    22,775,037    $     1,350,853
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $         1,669    $         2,661    $           212
                                                               =====================================================
**Net of foreign withholding taxes on capital gains of         $            --    $            --    $            --
                                                               =====================================================

See Notes to Financial Statements

                                                                                    DIVERSIFIED         STRATEGIC
                                                                INTERNATIONAL          FIXED              FIXED
                                                                   EQUITY             INCOME             INCOME#
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                    $     1,627,460    $        44,059    $            --
   Dividends (affiliated)                                                   --                 --                 --
   Interest (unaffiliated)                                              25,196          7,005,650            103,859
   Interest (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
       Total investment income*                                      1,652,656          7,049,709            103,859
                                                               -----------------------------------------------------
EXPENSES:
   Investment advisory and management fees                             889,557          1,119,875             16,165
   Service fees:
       Class 2                                                         101,505            192,643                 --
       Class 3                                                          33,197             47,117              5,051
   Custodian fees                                                      202,245            147,499             10,795
   Reports to shareholders                                               8,421             16,769                721
   Audit and tax fees                                                   40,833             33,576             26,025
   Legal fees                                                            7,870             10,181                828
   Trustees' fees and expenses                                           3,318              6,126                173
   Interest expense                                                        552                210                 --
   Other expenses                                                        4,528              6,572                214
                                                               -----------------------------------------------------
       Total expenses before fee waivers, expense
           reimbursements, expense recoupments, custody
           credits and fees paid indirectly                          1,292,026          1,580,568             59,972
       Net (fees waived and expenses reimbursed)/
           recouped by investment adviser (Note 4)                         325                 --            (28,508)
       Custody credits earned on cash balances                          (1,229)            (1,067)              (146)
       Fees paid indirectly (Note 5)                                        --                 --                 --
                                                               -----------------------------------------------------
Net expenses                                                         1,291,122          1,579,501             31,318
                                                               -----------------------------------------------------
Net investment income (loss)                                           361,534          5,470,208             72,541
                                                               -----------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS AND FOREIGN
       CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**          9,314,443            648,068            (38,518)
   Net realized gain (loss) on investments (affiliated)                     --                 --                 --
   Net realized gain (loss) on futures contracts and
       options contracts                                               155,721             85,456                 --
   Net realized foreign exchange gain (loss) on other
       assets and liabilities                                          142,137                 --               (105)
   Net realized gain (loss) from investment violations                      --                 --                 --
                                                               -----------------------------------------------------
   Net realized gain (loss) on investments and foreign
       currencies                                                    9,612,301            733,524            (38,623)
                                                               -----------------------------------------------------
   Change in unrealized appreciation (depreciation)
       on investments (unaffiliated)                                   417,237         (6,288,298)          (591,313)
   Change in unrealized appreciation (depreciation)
       on investments (affiliated)                                          --                 --                 --
   Change in unrealized appreciation (depreciation)
       on futures contracts and options contracts                      (69,791)            33,105                 --
   Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities                                (145,651)                --                 --
   Change in unrealized appreciation (depreciation) on
       securities sold short                                                --                 --                 --
   Change in accrued capital gains tax on unrealized
       appreciation (depreciation)                                        (830)                --                 --
                                                               -----------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
       currencies                                                      200,965         (6,255,193)          (591,313)
                                                               -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments
       and foreign currencies                                        9,813,266         (5,521,669)          (629,936)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $    10,174,800    $       (51,461)   $      (557,395)
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $       135,211    $            --    $            --
                                                               =====================================================
**Net of foreign withholding taxes on capital gains of         $           205    $            --    $            --
                                                               =====================================================

                                                                    CASH               FOCUS              FOCUS
                                                                 MANAGEMENT           GROWTH             TECHNET
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                    $            --    $     1,139,557    $       164,598
   Dividends (affiliated)                                                   --                 --                 --
   Interest (unaffiliated)                                           1,177,479             81,642             27,393
   Interest (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
       Total investment income*                                      1,177,479          1,221,199            191,991
                                                               -----------------------------------------------------
EXPENSES:
   Investment advisory and management fees                             385,931            889,269            450,300
   Service fees:
       Class 2                                                          81,154             99,908             44,272
       Class 3                                                          28,585             37,684             20,025
   Custodian fees                                                       57,230            142,669            138,819
   Reports to shareholders                                              10,769              6,111              5,499
   Audit and tax fees                                                   33,568             22,136             23,296
   Legal fees                                                            7,820              7,710              5,514
   Trustees' fees and expenses                                           2,913              3,357              1,477
   Interest expense                                                         --                451              3,131
   Other expenses                                                          962              5,382              1,517
                                                               -----------------------------------------------------
       Total expenses before fee waivers, expense
           reimbursements, expense recoupments, custody
           credits and fees paid indirectly                            608,932          1,214,677            693,850
       Net (fees waived and expenses reimbursed)/
           recouped by investment adviser (Note 4)                      (3,932)            80,720            (66,486)
       Custody credits earned on cash balances                            (455)            (1,759)              (179)
       Fees paid indirectly (Note 5)                                        --                 --                 --
                                                               -----------------------------------------------------
Net expenses                                                           604,545          1,293,638            627,185
                                                               -----------------------------------------------------
Net investment income (loss)                                           572,934            (72,439)          (435,194)
                                                               -----------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS AND FOREIGN
       CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**                 15          2,337,795          1,979,477
   Net realized gain (loss) on investments (affiliated)                     --                 --                 --
   Net realized gain (loss) on futures contracts and
       options contracts                                                    --                 --                 --
   Net realized foreign exchange gain (loss) on other
       assets and liabilities                                               --            (18,445)                --
   Net realized gain (loss) from investment violations                      --                 --                 --
                                                               -----------------------------------------------------
   Net realized gain (loss) on investments and foreign
       currencies                                                           15          2,319,350          1,979,477
                                                               -----------------------------------------------------
   Change in unrealized appreciation (depreciation)
       on investments (unaffiliated)                                   (30,016)        (5,641,764)        (3,081,843)
   Change in unrealized appreciation (depreciation)
       on investments (affiliated)                                          --                 --                 --
   Change in unrealized appreciation (depreciation)
       on futures contracts and options contracts                           --                 --                 --
   Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities                                      --               (186)                --
   Change in unrealized appreciation (depreciation) on
       securities sold short                                                --                 --                 --
   Change in accrued capital gains tax on unrealized
       appreciation (depreciation)                                          --                 --                 --
                                                               -----------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
       currencies                                                      (30,016)        (5,641,950)        (3,081,843)
                                                               -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments
       and foreign currencies                                          (30,001)        (3,322,600)        (1,102,366)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $       542,933    $    (3,395,039)   $    (1,537,560)
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $            --    $        10,127    $            --
                                                               =====================================================
**Net of foreign withholding taxes on capital gains of         $            --    $            --    $            --
                                                               =====================================================

# For the period February 14, 2005 through March 31, 2005 (See Note 1)

See Notes to Financial Statements

                                                                    FOCUS
                                                                   GROWTH              FOCUS           ALLOCATION
                                                                 AND INCOME            VALUE             GROWTH#
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                    $       886,804    $     1,201,804    $            --
   Dividends (affiliated)                                                   --                 --                 --
   Interest (unaffiliated)                                             152,388             33,516                 --
   Interest (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
       Total investment income*                                      1,039,192          1,235,320                 --
                                                               -----------------------------------------------------
EXPENSES:
   Investment advisory and management fees                             634,627            682,861                347
   Service fees:
       Class 2                                                          71,816             83,204                 --
       Class 3                                                          38,963             32,042                 --
   Custodian fees                                                      143,140            145,423              1,022
   Reports to shareholders                                               5,343              5,711                230
   Audit and tax fees                                                   21,987             22,042             14,398
   Legal fees                                                            6,701              6,701                276
   Trustees' fees and expenses                                           2,480              2,591                 10
   Interest expense                                                         --                 --                 --
   Other expenses                                                        4,007              7,967                111
                                                               -----------------------------------------------------
       Total expenses before fee waivers, expense
           reimbursements, expense recoupment, custody
           credits and fees paid indirectly                            929,064            988,542             16,394
       Net (fees waived and expenses reimbursed)/
           recouped by investment adviser (Note 4)                       6,856             14,743            (15,179)
       Custody credits earned on cash balances                            (126)              (320)                --
       Fees paid indirectly (Note 5)                                        --                 --                 --
                                                               -----------------------------------------------------
Net expenses                                                           935,794          1,002,965              1,215
                                                               -----------------------------------------------------
Net investment income (loss)                                           103,398            232,355             (1,215)
                                                               -----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**            967,140          3,890,232                 --
   Net realized gain (loss) on investments (affiliated)                     --                 --               (197)
   Net realized gain (loss) on futures contracts and
       options contracts                                                    --            200,295                 --
   Net realized foreign exchange gain (loss) on other
       assets and liabilities                                           31,206           (215,739)                --
   Net realized gain (loss) from investment violations                      --                 --                 --
                                                               -----------------------------------------------------
   Net realized gain (loss) on investments and foreign
       currencies                                                      998,346          3,874,788               (197)
                                                               -----------------------------------------------------
   Change in unrealized appreciation (depreciation)
       on investments (unaffiliated)                                  (632,408)         4,376,553                 --
   Change in unrealized appreciation (depreciation)
       on investments (affiliated)                                          --                 --            (62,261)
   Change in unrealized appreciation (depreciation)
       on futures contracts and options contracts                           --             18,466                 --
   Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities                                  (4,514)            (6,630)                --
   Change in unrealized appreciation (depreciation) on
       securities sold short                                                --                 --                 --
   Change in accrued capital gains tax on unrealized
       appreciation (depreciation)                                          --                 --                 --
                                                               -----------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
       currencies                                                     (636,922)         4,388,389            (62,261)
                                                               -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments
       and foreign currencies                                          361,424          8,263,177            (62,458)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $       464,822    $     8,495,532    $       (63,673)
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $        23,941    $        21,053    $            --
                                                               =====================================================
**Net of foreign withholding taxes on capital gains of         $            --    $            --    $            --
                                                               =====================================================

                                                                 ALLOCATION
                                                                  MODERATE          ALLOCATION         ALLOCATION
                                                                   GROWTH#           MODERATE#          BALANCED#
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends (unaffiliated)                                    $            --    $            --    $            --
   Dividends (affiliated)                                                   --                 --                 --
   Interest (unaffiliated)                                                  --                 --                 --
   Interest (affiliated)                                                    --                 --                 --
                                                               -----------------------------------------------------
       Total investment income*                                             --                 --                 --
                                                               -----------------------------------------------------
EXPENSES:
   Investment advisory and management fees                                 275                288                282
   Service fees:
       Class 2                                                              --                 --                 --
       Class 3                                                              --                 --                 --
   Custodian fees                                                        1,022              1,022              1,022
   Reports to shareholders                                                 230                230                230
   Audit and tax fees                                                   14,398             14,398             14,398
   Legal fees                                                              276                276                276
   Trustees' fees and expenses                                              10                 10                 10
   Interest expense                                                         --                 --                 --
   Other expenses                                                          111                111                110
                                                               -----------------------------------------------------
       Total expenses before fee waivers, expense
           reimbursements, expense recoupment, custody
           credits and fees paid indirectly                             16,322             16,335             16,328
       Net (fees waived and expenses reimbursed)/
           recouped by investment adviser (Note 4)                     (15,359)           (15,327)           (15,342)
       Custody credits earned on cash balances                              --                 --                 --
       Fees paid indirectly (Note 5)                                        --                 --                 --
                                                               -----------------------------------------------------
Net expenses                                                               963              1,008                986
                                                               -----------------------------------------------------
Net investment income (loss)                                              (963)            (1,008)              (986)
                                                               -----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN
   CURRENCIES:
   Net realized gain (loss) on investments (unaffiliated)**                 --                 --                 --
   Net realized gain (loss) on investments (affiliated)                    945               (132)                --
   Net realized gain (loss) on futures contracts and
       options contracts                                                    --                 --                 --
   Net realized foreign exchange gain (loss) on other
       assets and liabilities                                               --                 --                 --
   Net realized gain (loss) from investment violations                      --                 --                 --
                                                               -----------------------------------------------------
   Net realized gain (loss) on investments and foreign
       currencies                                                          945               (132)                --
                                                               -----------------------------------------------------
   Change in unrealized appreciation (depreciation)
       on investments (unaffiliated)                                        --                 --                 --
   Change in unrealized appreciation (depreciation)
       on investments (affiliated)                                     (47,550)           (57,621)           (43,446)
   Change in unrealized appreciation (depreciation)
       on futures contracts and options contracts                           --                 --                 --
   Change in unrealized foreign exchange gain (loss)
       on other assets and liabilities                                      --                 --                 --
   Change in unrealized appreciation (depreciation) on
       securities sold short                                                --                 --                 --
   Change in accrued capital gains tax on unrealized
       appreciation (depreciation)                                          --                 --                 --
                                                               -----------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
       currencies                                                      (47,550)           (57,621)           (43,446)
                                                               -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments
       and foreign currencies                                          (46,605)           (57,753)           (43,446)
                                                               -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $       (47,568)   $       (58,761)   $       (44,432)
                                                               =====================================================

----------
* Net of foreign withholding taxes on interest and
  dividends of                                                 $            --    $            --    $            --
                                                               =====================================================
**Net of foreign withholding taxes on capital gains of         $            --    $            --    $            --
                                                               =====================================================

# For the period February 14, 2005 through March 31, 2005 (See Note 1)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                MULTI-MANAGED                         MULTI-MANAGED
                                                                   GROWTH                            MODERATE GROWTH
                                                     ----------------------------------    ----------------------------------
                                                      FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                          ENDED              ENDED              ENDED              ENDED
                                                        MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                                          2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                         $     1,073,125    $       823,220    $     3,664,873    $     2,697,876
Net realized gain (loss) on investments and
    foreign currencies                                     6,722,632          5,235,160         10,072,542          7,319,442
Net unrealized gain (loss) on investments and
    foreign currencies                                       837,656         22,951,855         (2,818,675)        29,980,238
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                              8,633,413         29,010,235         10,918,740         39,997,556
                                                     ------------------------------------------------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                            (315,632)          (573,025)          (688,642)        (1,056,524)
Net investment income -- Class 2                            (346,466)          (602,898)        (1,564,541)        (2,057,720)
Net investment income -- Class 3                             (50,036)            (3,351)          (302,247)           (11,320)
Net realized gain on investments -- Class 1                       --                 --                 --                 --
Net realized gain on investments -- Class 2                       --                 --                 --                 --
Net realized gain on investments -- Class 3                       --                 --                 --                 --
                                                     ------------------------------------------------------------------------
Total distributions to shareholders                         (712,134)        (1,179,274)        (2,555,430)        (3,125,564)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
    from capital share transactions (Note 7)              (2,439,577)        14,087,897         18,889,058         43,219,410
                                                     ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                             5,481,702         41,918,858         27,252,368         80,091,402

NET ASSETS:
Beginning of period                                      142,020,215        100,101,357        244,652,446        164,561,044
                                                     ------------------------------------------------------------------------
End of period+                                       $   147,501,917    $   142,020,215    $   271,904,814    $   244,652,446
                                                     ========================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                      $     1,005,252    $       706,237    $     3,412,766    $     2,488,075
                                                     ========================================================================

                                                                  MULTI-MANAGED
                                                                  INCOME/EQUITY
                                                        ----------------------------------
                                                         FOR THE YEAR       FOR THE YEAR
                                                             ENDED              ENDED
                                                           MARCH 31,          MARCH 31,
                                                             2005               2004
------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                            $     5,817,859    $     4,296,911
Net realized gain (loss) on investments and
    foreign currencies                                        4,910,791          4,016,144
Net unrealized gain (loss) on investments and
    foreign currencies                                       (2,693,870)        15,763,961
                                                        ----------------------------------
Net increase (decrease) in net assets
    resulting from operations                                 8,034,780         24,077,016
                                                        ----------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                               (980,339)        (1,212,449)
Net investment income -- Class 2                             (2,737,754)        (2,869,969)
Net investment income -- Class 3                               (589,630)           (65,546)
Net realized gain on investments -- Class 1                          --                 --
Net realized gain on investments -- Class 2                          --                 --
Net realized gain on investments -- Class 3                          --                 --
                                                        ----------------------------------
Total distributions to shareholders                          (4,307,723)        (4,147,964)
                                                        ----------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                      21,689,798         50,535,037
                                                        ----------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                               25,416,855         70,464,089

NET ASSETS:
Beginning of period                                         214,798,546        144,334,457
                                                        ----------------------------------
End of period+                                          $   240,215,401    $   214,798,546
                                                        ==================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                         $     5,272,805   $     4,032,727
                                                        ==================================

See Notes to Financial Statements

                                                                                                               ASSET
                                                                     MULTI-MANAGED                           ALLOCATION:
                                                                        INCOME                            DIVERSIFIED GROWTH
                                                           ----------------------------------    ----------------------------------
                                                            FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                                ENDED              ENDED              ENDED              ENDED
                                                              MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                                                2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $     5,529,760    $     4,536,696    $     4,813,726    $     3,621,942
Net realized gain (loss) on investments and
    foreign currencies                                           2,917,124          2,509,539         30,685,689         19,413,379
Net unrealized gain (loss) on investments and
    foreign currencies                                          (5,159,516)         7,883,240        (13,940,746)        49,826,702
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                    3,287,368         14,929,475         21,558,869         72,862,023
                                                           ------------------------------------------------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                (1,044,217)        (1,252,180)        (1,098,263)        (1,289,579)
Net investment income -- Class 2                                (2,776,282)        (2,969,066)        (2,331,876)        (2,332,551)
Net investment income -- Class 3                                  (546,744)           (58,735)          (445,727)           (31,653)
Net realized gain on investments -- Class 1                             --                 --                 --                 --
Net realized gain on investments -- Class 2                             --                 --                 --                 --
Net realized gain on investments -- Class 3                             --                 --                 --                 --
                                                           ------------------------------------------------------------------------
Total distributions to shareholders                             (4,367,243)        (4,279,981)        (3,875,866)        (3,653,783)
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                          8,967,186         36,903,910          8,661,764         48,052,651
                                                           ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                   7,887,311         47,553,404         26,344,767        117,260,891

NET ASSETS:
Beginning of period                                            172,211,956        124,658,552        352,954,100        235,693,209
                                                           ------------------------------------------------------------------------
End of period+                                             $   180,099,267    $   172,211,956    $   379,298,867    $   352,954,100
                                                           ========================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                            $     5,145,167    $     4,273,893    $     4,629,593    $     3,644,632
                                                           ========================================================================

                                                                        STOCK
                                                           ----------------------------------
                                                            FOR THE YEAR       FOR THE YEAR
                                                                ENDED              ENDED
                                                              MARCH 31,          MARCH 31,
                                                                2005               2004
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $     1,205,345    $        11,273
Net realized gain (loss) on investments and
    foreign currencies                                          19,640,380          4,931,440
Net unrealized gain (loss) on investments and
    foreign currencies                                         (10,251,312)        62,162,724
                                                           ----------------------------------
Net increase (decrease) in net assets
    resulting from operations                                   10,594,413         67,105,437
                                                           ----------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                        --            (28,837)
Net investment income -- Class 2                                        --                 --
Net investment income -- Class 3                                        --                 --
Net realized gain on investments -- Class 1                             --                 --
Net realized gain on investments -- Class 2                             --                 --
Net realized gain on investments -- Class 3                             --                 --
                                                           ----------------------------------
Total distributions to shareholders                                     --            (28,837)
                                                           ----------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                         10,747,387         29,107,177
                                                           ----------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                  21,341,800         96,183,777

NET ASSETS:
Beginning of period                                            282,269,774        186,085,997
                                                           ----------------------------------
End of period+                                             $   303,611,574    $   282,269,774
                                                           ==================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                            $     1,170,026    $       (13,654)
                                                           ==================================

See Notes to Financial Statements

                                                                    LARGE CAP GROWTH                     LARGE CAP COMPOSITE
                                                           ----------------------------------    ----------------------------------
                                                            FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                                ENDED              ENDED              ENDED              ENDED
                                                              MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                                                2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $       277,166    $       (75,216)   $       251,208    $        43,107
Net realized gain (loss) on investments and
    foreign currencies                                             505,737             78,402          1,434,333            591,686
Net unrealized gain (loss) on investments and
    foreign currencies                                           5,328,872         18,197,415            213,305          6,646,905
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                    6,111,775         18,200,601          1,898,846          7,281,698
                                                           ------------------------------------------------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                        --                 --            (10,836)            (9,148)
Net investment income -- Class 2                                        --                 --            (29,561)           (17,693)
Net investment income -- Class 3                                        --                 --               (223)              (144)
Net realized gain on investments -- Class 1                             --                 --                 --                 --
Net realized gain on investments -- Class 2                             --                 --                 --                 --
Net realized gain on investments -- Class 3                             --                 --                 --                 --
                                                           ------------------------------------------------------------------------
Total distributions to shareholders                                     --                 --            (40,620)           (26,985)
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                         21,702,942         18,736,319          4,541,368          6,060,794
                                                           ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                  27,814,717         36,936,920          6,399,594         13,315,507

NET ASSETS:
Beginning of period                                             90,949,048         54,012,128         34,570,518         21,255,011
                                                           ------------------------------------------------------------------------
End of period+                                             $   118,763,765    $    90,949,048    $    40,970,112    $    34,570,518
                                                           ========================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                            $       284,984    $          (461)   $       250,271    $        40,606
                                                           ========================================================================

                                                                    LARGE CAP VALUE
                                                           ----------------------------------
                                                            FOR THE YEAR       FOR THE YEAR
                                                                ENDED              ENDED
                                                              MARCH 31,          MARCH 31,
                                                                2005               2004
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $     1,481,109    $       936,372
Net realized gain (loss) on investments and
    foreign currencies                                           4,451,985          1,360,447
Net unrealized gain (loss) on investments and
    foreign currencies                                           5,943,525         24,093,126
                                                           ----------------------------------
Net increase (decrease) in net assets
    resulting from operations                                   11,876,619         26,389,945
                                                           ----------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                  (112,710)          (112,466)
Net investment income -- Class 2                                  (702,709)          (586,681)
Net investment income -- Class 3                                  (119,939)            (5,095)
Net realized gain on investments -- Class 1                             --                 --
Net realized gain on investments -- Class 2                             --                 --
Net realized gain on investments -- Class 3                             --                 --
                                                           ----------------------------------
Total distributions to shareholders                               (935,358)          (704,242)
                                                           ----------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                         34,391,659         23,083,718
                                                           ----------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                  45,332,920         48,769,421

NET ASSETS:
Beginning of period                                            111,504,955         62,735,534
                                                           ----------------------------------
End of period+                                             $   156,837,875    $   111,504,955
                                                           ==================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                            $     1,481,105    $       935,359
                                                           ==================================

See Notes to Financial Statements

                                                                    MID CAP GROWTH                          MID CAP VALUE
                                                           ----------------------------------    ----------------------------------
                                                            FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                                ENDED              ENDED              ENDED              ENDED
                                                              MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                                                2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $      (784,842)   $      (594,493)   $       842,577    $       437,355
Net realized gain (loss) on investments and
    foreign currencies                                           6,438,724          9,034,248         11,318,985          3,540,620
Net unrealized gain (loss) on investments and
    foreign currencies                                          (1,230,747)        17,084,572         10,613,475         24,461,095
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                    4,423,135         25,524,327         22,775,037         28,439,070
                                                           ------------------------------------------------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                        --                 --            (63,098)           (90,913)
Net investment income -- Class 2                                        --                 --           (329,747)          (418,356)
Net investment income -- Class 3                                        --                 --            (44,512)            (3,425)
Net realized gain on investments -- Class 1                             --                 --           (271,615)            (9,510)
Net realized gain on investments -- Class 2                             --                 --         (1,985,785)           (53,215)
Net realized gain on investments -- Class 3                             --                 --           (396,770)              (460)
                                                           ------------------------------------------------------------------------
Total distributions to shareholders                                     --                 --         (3,091,527)          (575,879)
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                         22,267,817         22,695,828         40,069,763         20,008,310
                                                           ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                  26,690,952         48,220,155         59,753,273         47,871,501

NET ASSETS:
Beginning of period                                             91,117,312         42,897,157        105,151,226         57,279,725
                                                           ------------------------------------------------------------------------
End of period+                                             $   117,808,264    $    91,117,312    $   164,904,499    $   105,151,226
                                                           ========================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                            $        (3,256)   $            --    $       842,577    $       437,357
                                                           ========================================================================

                                                                       SMALL CAP
                                                           ----------------------------------
                                                            FOR THE YEAR       FOR THE YEAR
                                                                ENDED              ENDED
                                                              MARCH 31,          MARCH 31,
                                                                2005               2004
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $      (541,624)   $      (388,194)
Net realized gain (loss) on investments and
    foreign currencies                                           4,586,034          6,905,962
Net unrealized gain (loss) on investments and
    foreign currencies                                          (2,693,557)        13,683,354
                                                           ----------------------------------
Net increase (decrease) in net assets
    resulting from operations                                    1,350,853         20,201,122
                                                           ----------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                        --                 --
Net investment income -- Class 2                                        --                 --
Net investment income -- Class 3                                        --                 --
Net realized gain on investments -- Class 1                             --                 --
Net realized gain on investments -- Class 2                             --                 --
Net realized gain on investments -- Class 3                             --                 --
                                                           ----------------------------------
Total distributions to shareholders                                     --                 --
                                                           ----------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                         21,449,555         22,544,196
                                                           ----------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                  22,800,408         42,745,318

NET ASSETS:
Beginning of period                                             78,938,858         36,193,540
                                                           ----------------------------------
End of period+                                             $   101,739,266    $    78,938,858
                                                           ==================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                            $            --    $            --
                                                           ==================================

                                                                                    INTERNATIONAL
                                                                                       EQUITY
                                                                         ----------------------------------
                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                            MARCH 31,          MARCH 31,
                                                                              2005               2004
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                             $       361,534    $       224,095
Net realized gain (loss) on investments and foreign currencies                 9,612,301          3,191,979
Net unrealized gain (loss) on investments and foreign currencies                 200,965         14,542,822
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations               10,174,800         17,958,896
                                                                         ----------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                                 (99,268)           (68,403)
Net investment income -- Class 2                                                (783,465)          (375,494)
Net investment income -- Class 3                                                (167,650)            (5,371)
Net realized gain on investments -- Class 1                                           --                 --
Net realized gain on investments -- Class 2                                           --                 --
Net realized gain on investments -- Class 3                                           --                 --
                                                                         ----------------------------------
Total distributions to shareholders                                           (1,050,383)          (449,268)
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from capital share
    transactions (Note 7)                                                     42,374,168         25,197,040
                                                                         ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       51,498,585         42,706,668

NET ASSETS:
Beginning of period                                                           70,291,007         27,584,339
                                                                         ----------------------------------
End of period+                                                           $   121,789,592    $    70,291,007
                                                                         ==================================

----------
+ Includes accumulated undistributed net investment income (loss)        $       452,224    $       800,102
                                                                         ==================================

                                                                                                                STRATEGIC
                                                                                                                  FIXED
                                                                                    DIVERSIFIED                  INCOME*
                                                                                    FIXED INCOME             ---------------
                                                                         ---------------------------------   FOR THE PERIOD
                                                                          FOR THE YEAR      FOR THE YEAR      FEBRUARY 14,
                                                                              ENDED             ENDED         2005 THROUGH
                                                                            MARCH 31,         MARCH 31,         MARCH 31,
                                                                              2005              2004              2005
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                             $     5,470,208   $     4,777,845   $        72,541
Net realized gain (loss) on investments and foreign currencies                   733,524           385,915           (38,623)
Net unrealized gain (loss) on investments and foreign currencies              (6,255,193)        1,984,705          (591,313)
                                                                         ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  (51,461)        7,148,465          (557,395)
                                                                         ---------------------------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                                (376,885)         (366,520)               --
Net investment income -- Class 2                                              (3,744,672)       (3,066,731)               --
Net investment income -- Class 3                                                (656,318)          (53,844)               --
Net realized gain on investments -- Class 1                                       (5,945)               --                --
Net realized gain on investments -- Class 2                                      (62,101)               --                --
Net realized gain on investments -- Class 3                                      (11,271)               --                --
                                                                         ---------------------------------------------------
Total distributions to shareholders                                           (4,857,192)       (3,487,095)               --
                                                                         ---------------------------------------------------
Net increase (decrease) in net assets resulting from capital share
    transactions (Note 7)                                                      9,763,649         2,978,642        17,749,979
                                                                         ---------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        4,854,996         6,640,012        17,192,584

NET ASSETS:
Beginning of period                                                          161,166,858       154,526,846                --
                                                                         ---------------------------------------------------
End of period+                                                           $   166,021,854   $   161,166,858   $    17,192,584
                                                                         ===================================================

----------
+ Includes accumulated undistributed net investment income (loss)        $     5,470,149   $     4,777,816   $        72,436
                                                                         ===================================================

* See Note 1

See Notes to Financial Statements

                                                                        CASH                                    FOCUS
                                                                      MANAGEMENT                               GROWTH
                                                           ----------------------------------    ----------------------------------
                                                            FOR THE YEAR       FOR THE YEAR       FOR THE YEAR       FOR THE YEAR
                                                                ENDED              ENDED              ENDED              ENDED
                                                              MARCH 31,          MARCH 31,          MARCH 31,          MARCH 31,
                                                                2005               2004               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $       572,934    $       109,381    $       (72,439)   $      (507,767)
Net realized gain (loss) on investments and
    foreign currencies                                                  15                284          2,319,350          6,559,993
Net unrealized gain (loss) on investments and
    foreign currencies                                             (30,016)             2,245         (5,641,950)        14,111,245
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                      542,933            111,910         (3,395,039)        20,163,471
                                                           ------------------------------------------------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                    (9,810)           (47,298)                --                 --
Net investment income -- Class 2                                   (89,108)          (294,238)                --                 --
Net investment income -- Class 3                                   (10,463)           (14,826)                --                 --
Net realized gain on investments -- Class 1                             --                 --                 --                 --
Net realized gain on investments -- Class 2                             --                 --                 --                 --
Net realized gain on investments -- Class 3                             --                 --                 --                 --
                                                           ------------------------------------------------------------------------
Total distributions to shareholders                               (109,381)          (356,362)                --                 --
                                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                         (3,902,450)         4,886,163         16,150,483         23,827,976
                                                           ------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                  (3,468,898)         4,641,711         12,755,444         43,991,447

NET ASSETS:
Beginning of period                                             67,883,914         63,242,203         83,388,205         39,396,758
                                                           ------------------------------------------------------------------------
End of period+                                             $    64,415,016    $    67,883,914    $    96,143,649    $    83,388,205
                                                           ========================================================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                            $       572,934    $       109,381    $            --    $        (2,127)
                                                           ========================================================================

                                                                         FOCUS
                                                                        TECHNET
                                                           ----------------------------------
                                                            FOR THE YEAR       FOR THE YEAR
                                                                ENDED              ENDED
                                                              MARCH 31,          MARCH 31,
                                                                2005               2004
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                               $      (435,194)   $      (379,860)
Net realized gain (loss) on investments and
    foreign currencies                                           1,979,477          7,777,261
Net unrealized gain (loss) on investments and
    foreign currencies                                          (3,081,843)         3,447,308
                                                           ----------------------------------
Net increase (decrease) in net assets
    resulting from operations                                   (1,537,560)        10,844,709
                                                           ----------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                        --                 --
Net investment income -- Class 2                                        --                 --
Net investment income -- Class 3                                        --                 --
Net realized gain on investments -- Class 1                             --                 --
Net realized gain on investments -- Class 2                             --                 --
Net realized gain on investments -- Class 3                             --                 --
                                                           ----------------------------------
Total distributions to shareholders                                     --                 --
                                                           ----------------------------------
Net increase (decrease) in net assets resulting from
    capital share transactions (Note 7)                          5,220,391         13,018,107
                                                           ----------------------------------
TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                   3,682,831         23,862,816

NET ASSETS:
Beginning of period                                             35,547,955         11,685,139
                                                           ----------------------------------
End of period+                                             $    39,230,786    $    35,547,955
                                                           ==================================

----------
+ Includes accumulated undistributed net investment
  income (loss)                                            $            --    $        (2,437)
                                                           ==================================

See Notes to Financial Statements

                                                                                        FOCUS
                                                                                  GROWTH AND INCOME
                                                                         ----------------------------------
                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                            MARCH 31,          MARCH 31,
                                                                              2005               2004
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                             $       103,398    $      (130,978)
Net realized gain (loss) on investments and foreign currencies                   998,346          2,849,857
Net unrealized gain (loss) on investments and foreign currencies                (636,922)         6,914,847
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from operations                  464,822          9,633,726
                                                                         ----------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                                      --                 --
Net investment income -- Class 2                                                      --                 --
Net investment income -- Class 3                                                      --                 --
Net realized gain on investments -- Class 1                                           --                 --
Net realized gain on investments -- Class 2                                           --                 --
Net realized gain on investments -- Class 3                                           --                 --
                                                                         ----------------------------------
Total distributions to shareholders                                                   --                 --
                                                                         ----------------------------------
Net increase (decrease) in net assets resulting from capital share
    transactions (Note 7)                                                     14,515,666         27,250,867
                                                                         ----------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       14,980,488         36,884,593

NET ASSETS:
Beginning of period                                                           56,131,870         19,247,277
                                                                         ----------------------------------
End of period+                                                           $    71,112,358    $    56,131,870
                                                                         ==================================

----------
+ Includes accumulated undistributed net investment income (loss)        $       133,478    $        (1,126)
                                                                         ==================================

                                                                                                              ALLOCATION
                                                                                      FOCUS                     GROWTH*
                                                                                      VALUE                ---------------
                                                                        --------------------------------    FOR THE PERIOD
                                                                         FOR THE YEAR      FOR THE YEAR      FEBRUARY 14,
                                                                             ENDED             ENDED         2005 THROUGH
                                                                           MARCH 31,         MARCH 31,         MARCH 31,
                                                                             2005              2004              2005
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                            $       232,355   $       485,674   $        (1,215)
Net realized gain (loss) on investments and foreign currencies                3,874,788         4,892,726              (197)
Net unrealized gain (loss) on investments and foreign currencies              4,388,389         6,785,577           (62,261)
                                                                        ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations               8,495,532        12,163,977           (63,673)
                                                                        ---------------------------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                                     --                --                --
Net investment income -- Class 2                                               (384,410                --                --
Net investment income -- Class 3                                                (93,616                --                --
Net realized gain on investments -- Class 1                                          --                --                --
Net realized gain on investments -- Class 2                                  (2,984,199                --                --
Net realized gain on investments -- Class 3                                    (845,879                --                --
                                                                        ---------------------------------------------------
Total distributions to shareholders                                          (4,308,104                --                --
                                                                        ---------------------------------------------------
Net increase (decrease) in net assets resulting from capital share
    transactions (Note 7)                                                    31,202,880        22,132,760         5,371,800
                                                                        ---------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      35,390,308        34,296,737         5,308,127

NET ASSETS:
Beginning of period                                                          53,516,835        19,220,098                --
                                                                        ---------------------------------------------------
End of period+                                                          $    88,907,143   $    53,516,835   $     5,308,127
                                                                        ===================================================

----------
+ Includes accumulated undistributed net investment income (loss)       $        12,262  $       473,672   $            --
                                                                        =============== ==================================

* See Note 1

See Notes to Financial Statements

                                                                            ALLOCATION
                                                                             MODERATE         ALLOCATION         ALLOCATION
                                                                             GROWTH*           MODERATE*          BALANCED*
                                                                         ---------------    ---------------    ---------------
                                                                         FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                                                          FEBRUARY 14,       FEBRUARY 14,       FEBRUARY 14,
                                                                          2005 THROUGH       2005 THROUGH       2005 THROUGH
                                                                            MARCH 31,          MARCH 31,          MARCH 31,
                                                                              2005               2005               2005
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                             $          (963)   $        (1,008)   $          (986)
Net realized gain (loss) on investments and foreign currencies                       945               (132)                --
Net unrealized gain (loss) on investments and foreign currencies                 (47,550)           (57,621)           (43,446)
                                                                         -----------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  (47,568)           (58,761)           (44,432)
                                                                         -----------------------------------------------------
DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
Net investment income -- Class 1                                                      --                 --                 --
Net investment income -- Class 2                                                      --                 --                 --
Net investment income -- Class 3                                                      --                 --                 --
Net realized gain on investments -- Class 1                                           --                 --                 --
Net realized gain on investments -- Class 2                                           --                 --                 --
Net realized gain on investments -- Class 3                                           --                 --                 --
                                                                         -----------------------------------------------------
Total distributions to shareholders                                                   --                 --                 --
                                                                         -----------------------------------------------------
Net increase (decrease) in net assets resulting from capital share
  transactions (Note 7)                                                        3,361,480          3,446,431          4,002,467
                                                                         -----------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        3,313,912          3,387,670          3,958,035

NET ASSETS:
Beginning of period                                                                   --                 --                 --
                                                                         -----------------------------------------------------
End of period+                                                           $     3,313,912    $     3,387,670    $     3,958,035
                                                                         =====================================================

----------
+ Includes accumulated undistributed net investment income (loss)        $            --    $            --    $            --
                                                                         =====================================================

* See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust the ("Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end, management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts or variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by life insurance companies ("the Life Companies"). AIG SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), or the "Adviser", manages the Trust.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objective. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective, February 14, 2005, the following Portfolios were added to the Trust:
Strategic Fixed Income Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio, Allocation Balanced Portfolio. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

The investment objectives for each Portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The STRATEGIC FIXED INCOME PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities

The CASH MANAGEMENT PORTFOLIO seek high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities of large-cap companies that offer the potential for long term growth of capital. Under normal circumstances, at least 80% of its net assets will be invested in large-cap companies.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

SEASONS MANAGED ALLOCATION PORTFOLIOS

The ALLOCATION GROWTH PORTFOLIO seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The ALLOCATION MODERATE GROWTH PORTFOLIO seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets plus borrowings for investment purposes in equity portfolios and at least 10% and no more than 70% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The ALLOCATION MODERATE PORTFOLIO seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in equity portfolios and at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The ALLOCATION BALANCED PORTFOLIO seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets plus borrowings for investment purposes in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income and Cash Management Portfolios, is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The three Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

                                                                 AGGRESSIVE                                  FIXED
                                                                   GROWTH        GROWTH      BALANCED       INCOME
                                                                  COMPONENT     COMPONENT    COMPONENT     COMPONENT
                             PORTFOLIO                             SAAMCO         JANUS       SAAMCO          WMC
     ---------------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                            20%           40%          20%           20%
     Multi-Managed Moderate Growth                                   18            28           18            36
     Multi-Managed Income/Equity                                      0            18           28            54
     Multi-Managed Income                                             0             8           17            75

Differences in investment returns among the Managed Components may cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to replicate a relevant index, or the relevant subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. The investments of the Seasons Managed Allocation Portfolios and other mutual funds held are valued at the closing net asset value per share of each underlying Portfolio. Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least 102% of repurchase price including accrued interest. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At March 31, 2005, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                                                         PERCENTAGE     PRINCIPAL
     PORTFOLIO                                                                            INTEREST       AMOUNT
     --------------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                                                      4.09%   $  3,040,000
     Multi-Managed Moderate Growth                                                             8.08       6,010,000
     Multi-Managed Income/Equity                                                               2.11       1,569,000
     Multi-Managed Income                                                                      0.58         433,000
     Large Cap Composite                                                                       0.31         231,000
     Small Cap                                                                                 5.12       3,809,000
     Diversified Fixed Income                                                                  0.73         542,000
     Focus TechNet                                                                             1.50       1,119,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2005, bearing interest at a rate of 2.40% per annum, with a principal amount of $74,416,000, a repurchase price of $74,420,961, a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

                                                                     INTEREST   MATURITY    PRINCIPAL        MARKET
     TYPE OF COLLATERAL                                                RATE       DATE        AMOUNT         VALUE
     -----------------------------------------------------------------------------------------------------------------
     U.S. Treasury Bills                                                 2.56%  04/28/05   $ 65,040,000   $ 64,909,920
     U.S. Treasury Bills                                                 2.69   06/30/05      8,725,000      8,663,925
     U.S. Treasury Notes                                                 1.25   05/31/05      2,330,000      2,333,856

In addition, at March 31, 2005, certain Portfolios held an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

                                                                                         PERCENTAGE       PRINCIPAL
     PORTFOLIO                                                                            INTEREST         AMOUNT
     --------------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                                                      0.97%   $  2,085,000
     Multi-Managed Moderate Growth                                                             3.34       7,205,000
     Multi-Managed Income/Equity                                                               4.92      10,600,000
     Multi-Managed Income                                                                      4.20       9,055,000
     Large Cap Value                                                                           0.62       1,330,000
     Mid Cap Growth                                                                            1.19       2,560,000
     Diversified Fixed Income                                                                  0.91       1,965,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2005, bearing interest at a rate of 2.66% per annum, with a principal amount of $215,430,000, a repurchase price of $215,445,918, and a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

                                                                     INTEREST   MATURITY     PRINCIPAL         MARKET
     TYPE OF COLLATERAL                                                RATE       DATE         AMOUNT          VALUE
     -------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Bonds                                                 8.13%  08/15/19   $  50,000,000   $  67,681,285
     U.S. Treasury Bonds                                                 5.50   08/15/28     139,337,000     152,112,124

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

                                                                                         PERCENTAGE      PRINCIPAL
     PORTFOLIO                                                                            INTEREST        AMOUNT
     --------------------------------------------------------------------------------------------------------------
     Diversified Fixed Income                                                                  3.60%    $ 9,000,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated March 31, 2005, bearing interest at a rate of 2.60% per annum, with a principal amount of $250,000,000, a repurchase price of $250,018,056, and a maturity date of April 1, 2005. The repurchase agreement is collateralized by the following:

                                                                     INTEREST   MATURITY     PRINCIPAL         MARKET
     TYPE OF COLLATERAL                                                RATE       DATE         AMOUNT          VALUE
     -------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Notes                                 3.50%  01/15/11   $ 150,000,000   $ 184,312,500
     U.S. Treasury Inflation Index Notes                                 3.38   01/15/12      58,481,000      70,688,909

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the

Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At March 31, 2005, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the International Equity Portfolio includes amounts set aside for margin requirements for open futures contracts.

MORTGAGE-BACKED DOLLAR ROLLS: During the year ended March 31, 2005, the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset
Allocation: Diversified Growth Portfolio, Diversified Fixed Income Portfolio and Strategic Fixed Income entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income, and Strategic Fixed Income Portfolios had TBA Rolls outstanding at period-end, which are included in the receivable for investments sold and payable for investments purchased lines in the Statement of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written, is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the year ended March 31, 2005, transactions in written option contracts were as follows:

                                                                                  ASSET ALLOCATION:
                                                                                 DIVERSIFIED GROWTH
                                                                                ---------------------
                                                                                CONTRACTS    AMOUNT
                                                                                ---------   ---------
Written option contracts as of March 31, 2004                                     (16,428)  $  (3,450)
Options written during the period                                                    (653)       (597)
Written options closed during the period                                           17,081       4,047
                                                                                ---------   ---------
Written option contracts as of March 31, 2005                                          --   $      --
                                                                                =========   =========

SHORT SALES: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                                     FOR THE YEAR ENDED MARCH 31, 2005
                                              -------------------------------------------------------------------------------
                                                            DISTRIBUTABLE EARNINGS                      TAX DISTRIBUTIONS
                                              --------------------------------------------------   --------------------------
                                                               LONG-TERM GAIN/     UNREALIZED
                                                 ORDINARY       CAPITAL LOSS      APPRECIATION      ORDINARY      LONG-TERM
PORTFOLIO                                         INCOME          CARRYOVER      (DEPRECIATION)*     INCOME         GAIN
-----------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                          $    1,021,458     $ (49,415,235)  $    20,275,804   $   712,134   $         --
Multi-Managed Moderate Growth                      3,451,229       (38,333,520)       24,779,392     2,555,430             --
Multi-Managed Income/Equity                        5,339,766       (12,694,011)       13,603,942     4,307,723             --
Multi-Managed Income                               5,217,792        (2,348,021)        5,267,809     4,367,243             --
Asset Allocation: Diversified Growth               4,815,351       (10,862,019)       14,016,378     3,875,866             --
Stock                                              1,170,026        (7,537,342)       28,642,439            --             --
Large Cap Growth                                     284,984       (16,392,847)       11,135,845            --             --
Large Cap Composite                                  250,271        (2,593,583)        1,587,984        40,620             --
Large Cap Value                                    1,481,105         1,077,058        12,763,519       935,358             --
Mid Cap Growth                                            --         4,040,715        11,951,580            --             --
Mid Cap Value                                      4,042,452         7,985,995        28,210,831       998,632      2,092,895
Small Cap                                                 --         1,134,929         3,744,557            --             --
International Equity                                 634,519         2,577,671         8,707,779     1,050,383             --
Diversified Fixed Income                           5,538,662           763,200          (157,914)    4,777,875         79,317
Strategic Fixed Income                                72,541                --          (592,326)           --             --
Cash Management                                      572,934               (62)          (28,351)      109,381             --
Focus Growth                                              --        (8,370,885)        8,358,694            --             --
Focus TechNet                                             --        (1,666,181)          213,452            --             --
Focus Growth and Income                              133,478          (433,408)        6,288,239            --             --
Focus Value                                        1,584,995         2,728,912         9,302,392     4,308,104             --
Allocation Growth                                         --                --           (62,560)           --             --
Allocation Moderate Growth                               275                --           (47,843)           --             --
Allocation Moderate                                       --                --           (57,755)           --             --
Allocation Balanced                                       --                --           (43,446)           --             --

----------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                                                               TAX DISTRIBUTIONS FOR THE
                                                                                               YEAR ENDED MARCH 31, 2004
                                                                                              --------------------------
                                                                                                ORDINARY      LONG-TERM
PORTFOLIO                                                                                        INCOME         GAIN
------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                                                          $  1,179,274   $        --
Multi-Managed Moderate Growth                                                                    3,125,564            --
Multi-Managed Income/Equity                                                                      4,147,964            --
Multi-Managed Income                                                                             4,279,981            --
Asset Allocation: Diversified Growth                                                             3,653,783            --
Stock                                                                                               28,837            --
Large Cap Growth                                                                                        --            --
Large Cap Composite                                                                                 26,985            --
Large Cap Value                                                                                    704,242            --
Mid Cap Growth                                                                                          --            --
Mid Cap Value                                                                                      512,694        63,185
Small Cap                                                                                               --            --
International Equity                                                                               449,268            --
Diversified Fixed Income                                                                         3,487,095            --
Strategic Fixed Income                                                                                  --            --
Cash Management                                                                                    356,362            --
Focus Growth                                                                                            --            --
Focus TechNet                                                                                           --            --
Focus Growth and Income                                                                                 --            --
Focus Value                                                                                             --            --
Allocation Growth                                                                                       --            --
Allocation Moderate Growth                                                                              --            --
Allocation Moderate                                                                                     --            --
Allocation Balanced                                                                                     --            --

For Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, as of March 31, 2005, which are available to offset future capital gains, if any:

                                                                            CAPITAL LOSS CARRYFORWARD
                                                         --------------------------------------------------------------
PORTFOLIO                                                    2009             2010             2011           2012
-----------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                     $          --   $   18,943,943   $   28,598,868   $  1,872,424
Multi-Managed Moderate Growth                                       --       13,049,285       23,451,942      1,832,293
Multi-Managed Income/Equity                                         --        1,919,253       10,774,758             --
Multi-Managed Income                                                --               --        2,348,021             --
Asset Allocation: Diversified Growth                                --               --       10,862,019             --
Stock                                                               --               --        3,523,248      4,014,094
Large Cap Growth                                                    --        5,302,294        8,785,687      2,304,866
Large Cap Composite                                                 --               --        2,316,930        276,653
Large Cap Value                                                     --               --               --             --
Mid Cap Growth                                                      --               --               --             --
Mid Cap Value                                                       --               --               --             --
Small Cap                                                           --               --               --             --
International Equity                                                --               --               --             --
Diversified Fixed Income                                            --               --               --             --
Strategic Fixed Income                                              --               --               --             --
Cash Management                                                     62               --               --             --
Focus Growth                                                        --          407,609        7,963,276             --
Focus TechNet                                                       --               --        1,666,181             --
Focus Growth and Income                                             --               --          433,408             --
Focus Value                                                         --               --               --             --
Allocation Growth                                                   --               --               --             --
Allocation Moderate Growth                                          --               --               --             --
Allocation Moderate                                                 --               --               --             --
Allocation Balanced                                                 --               --               --             --

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2005.

                                                                                                          CAPITAL LOSS
PORTFOLIO                                                                                                   UTILIZED
----------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                                                                      $  6,670,975
Multi-Managed Moderate Growth                                                                               10,394,944
Multi-Managed Income/Equity                                                                                  5,213,569
Multi-Managed Income                                                                                         3,255,988
Asset Allocation: Diversified Growth                                                                        26,766,924
Stock                                                                                                       17,917,757
Large Cap Growth                                                                                               623,386
Large Cap Composite                                                                                          1,465,290
Large Cap Value                                                                                              3,882,701
Mid Cap Growth                                                                                               2,376,914
Mid Cap Value                                                                                                       --
Small Cap                                                                                                    3,887,680
International Equity                                                                                         6,655,977
Diversified Fixed Income                                                                                            --
Strategic Fixed Income                                                                                              --
Cash Management                                                                                                     83
Focus Growth                                                                                                 2,521,026
Focus TechNet                                                                                                2,214,217
Focus Growth and Income                                                                                        992,053
Focus Value                                                                                                         --
Allocation Growth                                                                                                   --
Allocation Moderate Growth                                                                                          --
Allocation Moderate                                                                                                 --
Allocation Balanced                                                                                                 --

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occuring on the first day of the following year. For the fiscal year ended March 31, 2005, the Portfolios which elected to defer capital and currency losses were as follows:

                                                                                            DEFERRED         DEFERRED
                                                                                          POST-OCTOBER     POST-OCTOBER
PORTFOLIO                                                                                 CAPITAL LOSS     CURRENCY LOSS
------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                                                      $         --     $      13,672
Multi-Managed Moderate Growth                                                                       --            30,793
Multi-Managed Income/Equity                                                                         --            56,813
Multi-Managed Income                                                                                --            62,205
Asset Allocation: Diversified Growth                                                                --                --
Stock                                                                                               --                --
Large Cap Growth                                                                                    --                --
Large Cap Composite                                                                                 --                --
Large Cap Value                                                                                     --                --
Mid Cap Growth                                                                                      --             3,256
Mid Cap Value                                                                                       --                --
Small Cap                                                                                           --                --
International Equity                                                                                --                --
Diversified Fixed Income                                                                            --                --
Strategic Fixed Income                                                                          37,505               105
Cash Management                                                                                     68                --
Focus Growth                                                                                        --                --
Focus TechNet                                                                                       --                --
Focus Growth and Income                                                                             --                --
Focus Value                                                                                         --            42,170
Allocation Growth                                                                                   --                --
Allocation Moderate Growth                                                                          --                --
Allocation Moderate                                                                                 --                --
Allocation Balanced                                                                                 --                --

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, included short-term securities and repurchase agreements were as follows:

                                                        AGGREGATE       AGGREGATE
                                                       UNREALIZED       UNREALIZED      GAIN/(LOSS)        COST OF
PORTFOLIO                                                 GAIN            LOSS              NET          INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                 $   23,284,261   $  (3,009,219)  $   20,275,042   $   126,155,437
Multi-Managed Moderate Growth                            30,222,829      (5,445,950)      24,776,879       243,341,640
Multi-Managed Income/Equity                              16,479,642      (2,879,441)      13,600,201       222,868,863
Multi-Managed Income                                      7,565,928      (2,302,095)       5,263,833       170,143,031
Asset Allocation: Diversified Growth                     23,396,220      (9,856,943)      13,539,277       370,865,638
Stock                                                    36,300,295      (7,657,899)      28,642,396       273,579,973
Large Cap Growth                                         15,006,888      (3,871,043)      11,135,845       107,855,378
Large Cap Composite                                       3,683,046      (2,095,368)       1,587,678        39,310,134
Large Cap Value                                          18,371,457      (5,607,797)      12,763,660       145,654,620
Mid Cap Growth                                           16,475,504      (4,523,924)      11,951,580       107,201,973
Mid Cap Value                                            30,838,353      (2,627,522)      28,210,831       137,037,965
Small Cap                                                 9,249,443      (5,504,886)       3,744,557        97,632,870
International Equity                                     10,444,981      (1,516,280)       8,928,701       111,022,877
Diversified Fixed Income                                  2,020,409      (2,178,323)        (157,914)      165,947,226
Strategic Fixed Income                                        2,583        (594,909)        (592,326)       17,891,694
Cash Management                                               1,296         (29,647)         (28,351)       64,842,320
Focus Growth                                             10,648,667      (2,289,973)       8,358,694        87,145,860
Focus TechNet                                             2,895,267      (2,681,815)         213,452        39,238,149
Focus Growth and Income                                   8,457,781      (2,167,276)       6,290,505        64,134,631
Focus Value                                               9,775,947        (485,449)       9,306,688        80,104,577
Allocation Growth                                               213         (62,773)         (62,560)        6,670,576
Allocation Moderate Growth                        .              --         (47,843)         (47,843)        4,351,288
Allocation Moderate                                             128         (57,883)         (57,755)        4,398,089
Allocation Balanced                                             517         (43,963)         (43,446)        4,944,366

For the period ended March 31, 2005, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets as follows:

                                                                ACCUMULATED
                                                             UNDISTRIBUTED NET        ACCUMULATED
                                                                INVESTMENT         UNDISTRIBUTED NET
                                                               INCOME (LOSS)     REALIZED GAIN (LOSS)   CAPITAL PAID-IN
                                                             ----------------------------------------------------------
Multi-Managed Growth                                         $         (61,976)  $             61,976   $            --
Multi-Managed Moderate Growth                                         (184,752)               184,752                --
Multi-Managed Income/Equity                                           (270,058)               270,058                --
Multi-Managed Income                                                  (291,243)               291,243                --
Asset Allocation: Diversified Growth                                    47,101                (47,101)               --
Stock                                                                  (21,665)                21,665                --
Large Cap Growth                                                         8,279                 (8,279)               --
Large Cap Composite                                                       (923)                   915                 8
Large Cap Value                                                             (5)                     5                --
Mid Cap Growth                                                         781,586                  3,266          (784,852)
Mid Cap Value                                                               --                  4,821            (4,821)
Small Cap                                                              541,624                 (1,015)         (540,609)
International Equity                                                   340,971               (340,971)               --
Diversified Fixed Income                                                    --                     --                --
Strategic Fixed Income                                                    (105)                   105                --
Cash Management                                                             --                     --                --
Focus Growth                                                            74,566                 18,445           (93,011)
Focus TechNet                                                          437,631                     --          (437,631)
Focus Growth and Income                                                 31,206                (31,206)               --
Focus Value                                                           (215,739)               215,739                --
Allocation Growth                                                        1,215                   (102)           (1,113)
Allocation Moderate Growth                                                 963                   (963)               --
Allocation Moderate                                                      1,008                     (2)           (1,006)
Allocation Balanced                                                        986                     --              (986)

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                                      MANAGEMENT
     PORTFOLIO                                                                   ASSETS                  FEES
     --------------------------------------------------------------------------------------------------------------
     Multi-Managed Growth                                               GREATER THAN 0                         0.89%
     Multi-Managed Moderate Growth                                      GREATER THAN 0                         0.85%
     Multi-Managed Income/Equity                                        GREATER THAN 0                         0.81%
     Multi-Managed Income                                               GREATER THAN 0                         0.77%
     Asset Allocation: Diversified Growth                               GREATER THAN 0                         0.85%
     Stock                                                              GREATER THAN 0                         0.85%
     Large Cap Growth, Large Cap Composite, Large Cap Value             0-$250 million                         0.80%
                                                                        GREATER THAN $250 million              0.75%
                                                                        GREATER THAN $500 million              0.70%
     Mid Cap Growth, Mid Cap Value, Small Cap                           0-$250 million                         0.85%
                                                                        GREATER THAN $250 million              0.80%
                                                                        GREATER THAN $500 million              0.75%
     International Equity                                               GREATER THAN 0                         1.00%
     Diversified Fixed Income                                           0-$200 million                         0.70%
                                                                        GREATER THAN $200 million              0.65%
                                                                        GREATER THAN $400 million              0.60%
     Strategic Fixed Income                                             0-$200 million                         0.80%
                                                                        GREATER THAN $200 million              0.75%
                                                                        GREATER THAN $500 million              0.70%
     Cash Management                                                    0-$100 million                         0.55%
                                                                        GREATER THAN $100 million              0.50%
                                                                        GREATER THAN $300 million              0.45%
     Focus Growth                                                       GREATER THAN 0                         1.00%
     Focus TechNet                                                      GREATER THAN 0                         1.20%
     Focus Growth and Income                                            GREATER THAN 0                         1.00%
     Focus Value                                                        GREATER THAN 0                         1.00%
     Allocation Growth, Allocation Moderate Growth,
       Allocation Moderate, Allocation Balanced                         GREATER THAN 0                         0.10%

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers, except AIG Global Investment Corp. ("AIGGIC"), is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

     PORTFOLIO                                                             SUBADVISER
     ----------------------------------------------------------------------------------------------
     Multi-Managed Growth                                    Janus
                                                             SAAMCo
                                                             WMC
     Multi-Managed Moderate Growth                           Janus
                                                             SAAMCo
                                                             WMC
     Multi-Managed Income/Equity                             Janus
                                                             SAAMCo
                                                             WMC
     Multi-Managed Income                                    Janus
                                                             SAAMCo
                                                             WMC

     PORTFOLIO                                                             SUBADVISER
     ----------------------------------------------------------------------------------------------
     Asset Allocation: Diversified Growth                    Putnam Investment Management, LLC
     Stock                                                   T. Rowe Price Associates, Inc.
     Large Cap Growth                                        AIGGIC
                                                             Goldman Sachs Asset Management, L.P.
                                                             Janus
     Large Cap Composite                                     AIGGIC
                                                             SAAMCo
                                                             T. Rowe Price Associates, Inc.
     Large Cap Value                                         AIGGIC
                                                             T. Rowe Price Associates, Inc.
                                                             WMC
     Mid Cap Growth                                          AIGGIC
                                                             T. Rowe Price Associates, Inc.
                                                             WMC
     Mid Cap Value                                           AIGGIC
                                                             Goldman Sachs Asset Management, L.P.
                                                             Lord, Abbett & Co., LLC
     Small Cap                                               AIGGIC
                                                             Salomon Brothers Asset Management, Inc.
                                                             SAAMCo
     International Equity                                    AIGGIC
                                                             Goldman Sachs Asset Management International
                                                             Lord, Abbett & Co., LLC
     Diversified Fixed Income                                AIGGIC
                                                             SAAMCo
                                                             WMC
     Strategic Fixed Income                                  AIGGIC
                                                             Franklin Advisers, Inc.
                                                             Salomon Brothers Asset Management, Inc.
     Cash Management                                         Banc of America Capital Management, LLC
     Focus Growth                                            Janus
                                                             Credit Suisse Asset Management, LLC
                                                             Marsico Capital Management, LLC
     Focus TechNet                                           RCM Capital Management, LLC
                                                             SAAMCo
                                                             BAMCO, Inc.
     Focus Growth and Income                                 Harris Associates L.P.
                                                             Marsico Capital Management, LLC
                                                             Thornburg Investment Management, Inc.
     Focus Value                                             American Century Investment Management, Inc.
                                                             Third Avenue Management, LLC
                                                             J.P. Morgan Asset Management, Inc.
     Allocation Growth                                       Ibbotson Associates Advisors, LLC
     Allocation Moderate Growth                              Ibbotson Associates Advisors, LLC
     Allocation Moderate                                     Ibbotson Associates Advisors, LLC
     Allocation Balanced                                     Ibbotson Associates Advisors, LLC

Effective February 14, 2005, Janus Capital Management, LLC replaced Fred Alger Management, Inc. as one of the Subadvisers for the Focus Growth Portfolio. Credit Suisse Asset Management, LLC replaced Salomon Brothers Asset Management, Inc. as one of the Subadvisers for the Focus Growth Portfolio. Banc of America Capital Management, LLC assumed the role of Subadviser for the Cash Management Portfolio, taking over the investment management responsibilities from SAAMCo. Salomon Brothers Asset Management, Inc. replaced Lord, Abbett & Co., LLC as one of the Subadvisers for the Small Cap Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

     PORTFOLIO                                                                                CLASS 1    CLASS 2    CLASS 3
     -----------------------------------------------------------------------------------------------------------------------
     Large Cap Growth                                                                             1.10%      1.25%      1.35%
     Large Cap Composite                                                                          1.10       1.25       1.35
     Large Cap Value                                                                              1.10       1.25       1.35
     Mid Cap Growth                                                                               1.15       1.30       1.40
     Mid Cap Value                                                                                1.15       1.30       1.40
     Small Cap                                                                                    1.15       1.30       1.40
     International Equity                                                                         1.30       1.45       1.55
     Strategic Fixed Income                                                                         --         --       1.55
     Focus Growth                                                                                 1.30       1.45       1.55
     Focus TechNet                                                                                  --       1.65       1.75
     Focus Growth and Income                                                                        --       1.45       1.55
     Focus Value                                                                                    --       1.45       1.55
     Allocation Growth                                                                              --         --       0.35
     Allocation Moderate Growth                                                                     --         --       0.35
     Allocation Moderate                                                                            --         --       0.35
     Allocation Balanced                                                                            --         --       0.35

The Adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the year ending March 31, 2005, SAAMCo has agreed to reimburse expenses as follows:

     PORTFOLIO                                                                                AMOUNT
     -------------------------------------------------------------------------------------------------
     Large Cap Composite                                                                      $ 63,450
     International Equity                                                                       10,497
     Strategic Fixed Income                                                                     28,508
     Focus TechNet                                                                              66,486
     Focus Growth and Income                                                                     1,825
     Allocation Growth                                                                          15,179
     Allocation Moderate Growth                                                                 15,359
     Allocation Moderate                                                                        15,327
     Allocation Balanced                                                                        15,342

Effective February 14, 2005, SAAMCo agreed to waive 5 basis points of management fees its management fees on the Cash Management Portfolio. For the period February 14, 2005 through March 31, 2005, $3,932 were waived on the Cash Management Portfolio.

At March 31, 2005, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

                                                                                                          BALANCE
                                                                                            AMOUNT       SUBJECT TO
     PORTFOLIO                                                                             RECOUPED      RECOUPMENT
     ---------------------------------------------------------------------------------------------------------------
     Large Cap Growth                                                                    $     46,822   $        --
     Large Cap Composite                                                                           --       181,658
     Large Cap Value                                                                            5,705            --
     Mid Cap Growth                                                                            83,923            --
     Mid Cap Value                                                                             27,538            --
     Small Cap                                                                                 70,202        36,100
     International Equity                                                                      10,822       149,598
     Strategic Fixed Income                                                                        --        28,508
     Focus Growth                                                                              80,720        27,748
     Focus TechNet                                                                                 --       193,901
     Focus Growth and Income                                                                    8,681        95,599
     Focus Value                                                                               14,743        92,513

                                                                                                          BALANCE
                                                                                            AMOUNT       SUBJECT TO
     PORTFOLIO                                                                             RECOUPED      RECOUPMENT
     ---------------------------------------------------------------------------------------------------------------
     Allocation Growth                                                                   $         --   $     15,179
     Allocation Moderate Growth                                                                    --         15,359
     Allocation Moderate                                                                           --         15,327
     Allocation Balanced                                                                           --         15,342

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to reimburse the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2005, service fees were paid (see Statement of Operations) based on the aforementioned rates.

From September 20, 2003 through February 25, 2005, Putnam Investment Management LLC, subadviser for the Asset Allocation:Diversified Growth Portfolio, purchased 31 futures contracts on interest rate swaps. The Portfolio's Prospectus states that the Portfolio may not invest in futures contracts on interest rate swaps. On March 1, 2005, Putnam Investment Management LLC executed trades to close the open futures contracts on interest rate swaps. The total loss for the period stated above for futures contracts on interest rate swaps was $25,821.

From August 18, 2004 through December 10, 2004, Wellington Management LLC, subadviser for the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios, purchased 10 futures contracts on interest rate swaps for each of the four Portfolios. The Portfolios Prospectus states that the Portfolio may not invest in futures contracts on interest rate swaps. On January 31, 2005, Wellington Management LLC, executed trades to close the open futures contracts on interest rate swaps. The total gains for the period stated above for futures on interest rate swaps was $3,140, $8,841, $11,997 and $12,414, respectively, to the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the year ended March 31, 2005, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

                                                                                                           TOTAL
                                                                                                          EXPENSE
PORTFOLIO                                                                                                REDUCTIONS
--------------------------------------------------------------------------------------------------------------------
Asset Allocation: Diversified Growth                                                                    $      1,639

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2005, were as follows:

                                  PURCHASES OF PORTFOLIO       SALES OF PORTFOLIO
                                SECURITIES (EXCLUDING U.S. SECURITIES (EXCLUDING U.S.    PURCHASE OF U.S.        SALES OF U.S.
PORTFOLIO                         GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES)   GOVERNMENT SECURITIES  GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                 $   127,499,621           $   130,013,085           $    19,457,481        $   20,026,413
Multi-Managed Moderate
  Growth                                 238,989,926               221,951,914                54,431,128            54,549,354
Multi-Managed Income/Equity              168,892,553               153,848,098                77,793,439            76,695,895
Multi-Managed Income                     122,329,830               113,058,826                69,326,146            72,516,259
Asset Allocation: Diversified
  Growth                                 420,061,287               361,825,070               204,031,228           183,255,601
Stock                                    129,921,648               119,966,485                        --                    --
Large Cap Growth                          59,589,271                38,140,106                        --                    --
Large Cap Composite                       25,922,033                21,478,167                        --                    --
Large Cap Value                           76,014,991                40,945,440                        --                    --
Mid Cap Growth                           102,789,217                81,580,581                        --                    --
Mid Cap Value                             96,462,889                54,726,746                        --                    --
Small Cap                                126,497,585               112,794,638                        --                    --
International Equity                     113,174,472                71,599,321                        --                    --
Diversified Fixed Income                  38,509,217                31,622,961               108,630,658            93,741,848
Strategic Fixed Income                    11,993,617                   697,462                 4,549,655                    --
Cash Management                                   --                        --                        --                    --
Focus Growth                             174,695,467               166,848,883                        --                    --
Focus TechNet                             57,827,187                54,694,450                        --                    --
Focus Growth and Income                   58,738,787                45,674,970                        --                    --
Focus Value                              106,266,409                83,556,080                        --                    --
Allocation Growth                          6,705,478                    35,004                        --                    --
Allocation Moderate Growth                 4,501,400                   151,350                        --                    --
Allocation Moderate                        4,404,982                     6,895                        --                    --
Allocation Balanced                        4,944,608                       242                        --                    --

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each portfolio were as follows:

                                             MULTI-MANAGED GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      198,148    $    2,171,490           392,832    $    4,019,609
Reinvested dividends              27,315           315,632            55,827           573,025
Shares redeemed               (1,317,331)      (14,695,013)         (917,278)       (9,370,005)
                          --------------    --------------    --------------    --------------
Net increase (decrease)       (1,091,868)   $  (12,207,891)         (468,619)   $   (4,777,371)
                          ==============    ==============    ==============    ==============

                                             MULTI-MANAGED GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    1,141,961    $   12,554,813         2,919,685    $   29,566,368
Reinvested dividends              30,024           346,466            58,805           602,898
Shares redeemed               (1,590,846)      (17,527,906)       (1,396,331)      (14,219,979)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (418,861)   $   (4,626,627)        1,582,159    $   15,949,287
                          ==============    ==============    ==============    ==============

                                             MULTI-MANAGED GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    1,503,103    $   16,517,596           283,551    $    3,054,112
Reinvested dividends               4,340            50,036               327             3,351
Shares redeemed                 (193,192)       (2,172,691)          (13,213)         (141,482)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,314,251    $   14,394,941           270,665    $    2,915,981
                          ==============    ==============    ==============    ==============

                                         MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      274,027    $    3,133,776           581,295    $    6,366,529
Reinvested dividends              57,844           688,642            96,936         1,056,524
Shares redeemed               (1,430,003)      (16,519,363)       (1,114,763)      (12,152,263)
                          --------------    --------------    --------------    --------------
Net increase (decrease)       (1,098,132)   $  (12,696,945)         (436,532)   $   (4,729,210)
                          ==============    ==============    ==============    ==============

                                         MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,276,131    $   26,143,152         5,620,413    $   60,855,072
Reinvested dividends             131,642         1,564,541           189,087         2,057,720
Shares redeemed               (2,572,883)      (29,585,941)       (2,190,067)      (23,914,172)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (165,110)   $   (1,878,248)        3,619,433    $   38,998,620
                          ==============    ==============    ==============    ==============

                                         MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,174,595    $   36,305,966           802,732    $    9,157,786
Reinvested dividends              25,450           302,247             1,041            11,320
Shares redeemed                 (270,890)       (3,143,962)          (19,216)         (219,106)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,929,155    $   33,464,251           784,557    $    8,950,000
                          ==============    ==============    ==============    ==============

                                          MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      308,763    $    3,643,825           459,288    $    5,229,370
Reinvested dividends              81,385           980,339           107,708         1,212,449
Shares redeemed               (1,102,398)      (13,068,145)         (808,344)       (9,203,579)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (712,250)   $   (8,443,981)         (241,348)   $   (2,761,760)
                          ==============    ==============    ==============    ==============

                                          MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    1,996,824    $   23,480,281         5,500,836    $   62,016,107
Reinvested dividends             227,619         2,737,754           255,293         2,869,968
Shares redeemed               (2,323,362)      (27,393,554)       (1,841,954)      (20,847,069)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          (98,919)   $   (1,175,519)        3,914,175    $   44,039,006
                          ==============    ==============    ==============    ==============

                                          MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,005,481    $   35,287,336           843,493    $    9,730,098
Reinvested dividends              49,062           589,630             5,835            65,546
Shares redeemed                 (387,008)       (4,567,668)          (46,205)         (537,853)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,667,535    $   31,309,298           803,123    $    9,257,791
                          ==============    ==============    ==============    ==============

                                             MULTI-MANAGED INCOME PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      250,684    $    2,981,175           524,660    $    6,196,251
Reinvested dividends              86,293         1,044,217           107,611         1,252,180
Shares redeemed                 (835,759)      (10,035,394)         (793,432)       (9,376,692)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (498,782)   $   (6,010,002)         (161,161)   $   (1,928,261)
                          ==============    ==============    ==============    ==============

                                             MULTI-MANAGED INCOME PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,062,485    $   24,611,252         4,906,340    $   57,684,145
Reinvested dividends             229,749         2,776,282           255,484         2,969,066
Shares redeemed               (2,517,886)      (30,153,353)       (2,501,650)      (29,552,506)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (225,652)   $   (2,765,819)        2,660,174    $   31,100,705
                          ==============    ==============    ==============    ==============

                                             MULTI-MANAGED INCOME PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    1,917,055    $   22,872,780           692,299    $    8,264,579
Reinvested dividends              45,276           546,744             5,057            58,735
Shares redeemed                 (473,063)       (5,676,517)          (49,225)         (591,848)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,489,268    $   17,743,007           648,131    $    7,731,466
                          ==============    ==============    ==============    ==============

                                     ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      380,978    $    4,129,411           702,001    $    6,993,720
Reinvested dividends              97,591         1,098,263           127,190         1,289,579
Shares redeemed               (2,401,601)      (26,334,019)       (2,025,472)      (20,229,612)
                          --------------    --------------    --------------    --------------
Net increase (decrease)       (1,923,032)   $  (21,106,345)       (1,196,281)   $  (11,946,313)
                          ==============    ==============    ==============    ==============

                                     ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,326,829    $   36,078,034         8,998,304    $   88,750,294
Reinvested dividends             207,451         2,331,876           230,273         2,332,551
Shares redeemed               (4,712,575)      (51,363,390)       (4,406,635)      (44,046,476)
                          --------------    --------------    --------------    --------------
Net increase (decrease)       (1,178,295)   $  (12,953,480)        4,821,942    $   47,036,369
                          ==============    ==============    ==============    ==============

                                     ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    4,620,273    $   49,948,055         1,286,701    $   13,568,124
Reinvested dividends              39,690           445,727             3,128            31,653
Shares redeemed                 (696,665)       (7,672,193)          (60,435)         (637,182)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        3,963,298    $   42,721,589         1,229,394    $   12,962,595
                          ==============    ==============    ==============    ==============

                                                     STOCK PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      392,872    $    5,888,376           443,997    $    6,020,422
Reinvested dividends                  --                --             2,071            28,837
Shares redeemed               (1,487,413)      (22,404,629)       (1,396,190)      (18,869,521)
                          --------------    --------------    --------------    --------------
Net increase (decrease)       (1,094,541)   $  (16,516,253)         (950,122)   $  (12,820,262)
                          ==============    ==============    ==============    ==============

                                                     STOCK PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,289,065    $   34,069,964         5,299,505    $   70,514,910
Reinvested dividends                  --                --                --                --
Shares redeemed               (2,791,853)      (41,675,024)       (2,860,976)      (38,617,534)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (502,788)   $   (7,605,060)        2,438,529    $   31,897,376
                          ==============    ==============    ==============    ==============

                                                     STOCK PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,761,127    $   40,835,178           728,596    $   10,528,372
Reinvested dividends                  --                --                --                --
Shares redeemed                 (395,322)       (5,966,478)          (34,646)         (498,309)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,365,805    $   34,868,700           693,950    $   10,030,063
                          ==============    ==============    ==============    ==============

                                               LARGE CAP GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      272,405    $    2,169,309           218,415    $    1,540,320
Reinvested dividends                  --                --                --                --
Shares redeemed                 (501,374)       (4,030,238)         (418,244)       (2,992,074)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (228,969)   $   (1,860,929)         (199,829)   $   (1,451,754)
                          ==============    ==============    ==============    ==============

                                               LARGE CAP GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,940,793    $   23,365,113         3,939,263    $   28,153,409
Reinvested dividends                  --                --                --                --
Shares redeemed               (2,553,880)      (20,291,193)       (1,794,321)      (12,848,606)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          386,913    $    3,073,920         2,144,942    $   15,304,803
                          ==============    ==============    ==============    ==============

                                               LARGE CAP GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,071,642    $   24,491,205           655,097    $    5,054,052
Reinvested dividends                  --                --                --                --
Shares redeemed                 (499,672)       (4,001,254)          (22,524)         (170,782)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,571,970    $   20,489,951           632,573    $    4,883,270
                          ==============    ==============    ==============    ==============

                                              LARGE CAP COMPOSITE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      204,476    $    1,871,259            62,723    $      540,350
Reinvested dividends               1,119            10,836             1,072             9,147
Shares redeemed                 (264,296)       (2,310,032)         (142,899)       (1,212,985)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          (58,701)   $     (427,937)          (79,104)   $     (663,488)
                          ==============    ==============    ==============    ==============

                                              LARGE CAP COMPOSITE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      727,505    $    6,706,301         1,338,270    $   11,078,582
Reinvested dividends               3,057            29,561             2,076            17,693
Shares redeemed                 (738,944)       (6,730,530)         (748,001)       (6,307,087)
                          --------------    --------------    --------------    --------------
Net increase (decrease)           (8,382)   $        5,332           592,345    $    4,789,188
                          ==============    ==============    ==============    ==============

                                              LARGE CAP COMPOSITE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      674,570    $    6,153,071           264,552    $    2,349,047
Reinvested dividends                  23               223                17               144
Shares redeemed                 (128,399)       (1,189,321)          (46,283)         (414,097)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          546,194    $    4,963,973           218,286    $    1,935,094
                          ==============    ==============    ==============    ==============

                                                LARGE CAP VALUE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      245,488    $    2,739,161           175,826    $    1,710,552
Reinvested dividends               9,718           112,710            11,238           112,466
Shares redeemed                 (274,947)       (3,084,031)         (263,600)       (2,587,604)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          (19,741)   $     (232,160)          (76,536)   $     (764,586)
                          ==============    ==============    ==============    ==============

                                                LARGE CAP VALUE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------

Shares sold                    3,153,210    $   34,980,985         3,353,233    $   32,764,199
Reinvested dividends              60,687           702,709            58,700           586,681
Shares redeemed               (2,386,412)      (26,499,577)       (1,499,548)      (14,779,912)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          827,485    $    9,184,117         1,912,385    $   18,570,968
                          ==============    ==============    ==============    ==============

                                                LARGE CAP VALUE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,604,666    $   29,118,571           542,930    $    5,748,954
Reinvested dividends              10,364           119,939               510             5,095
Shares redeemed                 (339,212)       (3,798,808)          (45,726)         (476,713)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,275,818    $   25,439,702           497,714    $    5,277,336
                          ==============    ==============    ==============    ==============

                                                MID CAP GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      235,024    $    2,877,680           186,232    $    1,847,621
Reinvested dividends                  --                --                --                --
Shares redeemed                 (274,795)       (3,211,557)         (264,884)       (2,756,006)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          (39,771)   $     (333,877)          (78,652)   $     (908,385)
                          ==============    ==============    ==============    ==============

                                                MID CAP GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,633,135    $   30,854,913         3,569,048    $   36,016,405
Reinvested dividends                  --                --                --                --
Shares redeemed               (2,287,561)      (26,268,961)       (1,725,705)      (17,906,211)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          345,574    $    4,585,952         1,843,343    $   18,110,194
                          ==============    ==============    ==============    ==============

                                                MID CAP GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    1,823,014    $   21,230,232           533,424    $    5,938,098
Reinvested dividends                  --                --                --                --
Shares redeemed                 (276,272)       (3,214,490)          (39,819)         (444,079)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,546,742    $   18,015,742           493,605    $    5,494,019
                          ==============    ==============    ==============    ==============

                                                 MID CAP VALUE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      207,216    $    3,389,830           138,759    $    1,872,878
Reinvested dividends              19,492           334,713             7,245           100,423
Shares redeemed                 (242,189)       (3,958,722)         (232,242)       (3,061,137)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          (15,481)   $     (234,179)          (86,238)   $   (1,087,836)
                          ==============    ==============    ==============    ==============

                                                 MID CAP VALUE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,934,529    $   47,481,761         2,386,226    $   31,953,890
Reinvested dividends             135,095         2,315,532            34,070           471,571
Shares redeemed               (1,951,427)      (31,832,090)       (1,241,606)      (16,344,050)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,118,197    $   17,965,203         1,178,690    $   16,081,411
                          ==============    ==============    ==============    ==============

                                                 MID CAP VALUE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    1,589,257    $   25,852,805           355,490    $    5,226,739
Reinvested dividends              25,773           441,282               281             3,885
Shares redeemed                 (237,339)       (3,955,348)          (14,813)         (215,889)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,377,691    $   22,338,739           340,958    $    5,014,735
                          ==============    ==============    ==============    ==============

                                                   SMALL CAP PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      531,326    $    4,569,705           559,136    $    4,563,874
Reinvested dividends                  --                --                --                --
Shares redeemed                 (706,538)       (6,250,465)         (654,599)       (5,420,026)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (175,212)   $   (1,680,760)          (95,463)   $     (856,152)
                          ==============    ==============    ==============    ==============

                                                   SMALL CAP PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,529,962    $   30,724,156         4,662,727    $   37,192,652
Reinvested dividends                  --                --                --                --
Shares redeemed               (3,057,487)      (26,378,515)       (2,341,966)      (19,095,368)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          472,475    $    4,345,641         2,320,761    $   18,097,284
                          ==============    ==============    ==============    ==============

                                                   SMALL CAP PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,798,795    $   24,253,757           682,103    $    5,909,152
Reinvested dividends                  --                --                --                --
Shares redeemed                 (627,259)       (5,469,083)          (70,039)         (606,088)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,171,536    $   18,784,674           612,064    $    5,303,064
                          ==============    ==============    ==============    ==============

                                             INTERNATIONAL EQUITY PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      191,992    $    1,559,253           191,385    $    1,356,743
Reinvested dividends              12,083            99,268             9,832            68,403
Shares redeemed                 (195,151)       (1,564,082)         (223,998)       (1,520,949)
                          --------------    --------------    --------------    --------------
Net increase (decrease)            8,924    $       94,439           (22,781)   $      (95,803)
                          ==============    ==============    ==============    ==============

                                             INTERNATIONAL EQUITY PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    4,663,374    $   37,378,240         9,323,969    $   59,550,343
Reinvested dividends              95,435           783,465            54,001           375,493
Shares redeemed               (2,195,318)      (17,254,746)       (6,183,754)      (38,432,198)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,563,491    $   20,906,959         3,194,216    $   21,493,638
                          ==============    ==============    ==============    ==============

                                             INTERNATIONAL EQUITY PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,031,802    $   24,342,764         1,730,723    $   11,314,955
Reinvested dividends              20,442           167,650               773             5,371
Shares redeemed                 (395,213)       (3,137,644)       (1,206,345)       (7,521,121)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,657,031    $   21,372,770           525,151    $    3,799,205
                          ==============    ==============    ==============    ==============

                                           DIVERSIFIED FIXED INCOME PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      243,761    $    2,624,671           285,115    $    3,108,629
Reinvested dividends              35,631           382,830            34,532           366,520
Shares redeemed                 (503,492)       (5,432,512)         (707,634)       (7,642,346)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (224,100)   $   (2,425,011)         (387,987)   $   (4,167,197)
                          ==============    ==============    ==============    ==============

                                           DIVERSIFIED FIXED INCOME PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,860,934    $   41,678,727         7,201,435    $   77,774,859
Reinvested dividends             354,779         3,806,773           289,295         3,066,732
Shares redeemed               (5,295,053)      (56,967,599)       (7,592,657)      (81,763,141)
                          --------------    --------------    --------------    --------------
Net increase (decrease)       (1,079,340)   $  (11,482,099)         (101,927)   $     (921,552)
                          ==============    ==============    ==============    ==============

                                           DIVERSIFIED FIXED INCOME PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,239,953    $   34,841,790         1,059,854    $   11,481,672
Reinvested dividends              62,316           667,589             5,087            53,844
Shares redeemed               (1,105,372)      (11,838,620)         (322,535)       (3,468,125)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,196,897    $   23,670,759           742,406    $    8,067,391
                          ==============    ==============    ==============    ==============

                                                                       STRATEGIC FIXED
                                                                      INCOME PORTFOLIO
                                                              --------------------------------
                                                                          CLASS 3
                                                              --------------------------------
                                                                       FOR THE PERIOD
                                                                    FEBRUARY 14, 2005 TO
                                                                       MARCH 31, 2005*
                                                              --------------------------------
                                                                  SHARES            AMOUNT
                                                              --------------    --------------
Shares sold                                                        1,782,898    $   17,787,646
Reinvested dividends                                                      --                --
Shares redeemed                                                       (3,864)          (37,667)
                                                              --------------    --------------
Net increase (decrease)                                            1,779,034    $   17,749,979
                                                              ==============    ==============

                                                CASH MANAGEMENT PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                      678,164    $    7,331,035           724,184    $    7,816,311
Reinvested dividends                 908             9,810             4,389            47,297
Shares redeemed                 (936,402)      (10,112,348)         (624,895)       (6,748,799)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (257,330)   $   (2,771,503)          103,678    $    1,114,809
                          ==============    ==============    ==============    ==============

                                                CASH MANAGEMENT PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    7,177,217    $   77,421,649        10,860,793    $  117,433,254
Reinvested dividends               8,259            89,108            27,336           294,238
Shares redeemed               (7,842,761)      (84,621,816)      (11,077,831)     (119,845,045)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (657,285)   $   (7,111,059)         (189,702)   $   (2,117,553)
                          ==============    ==============    ==============    ==============

----------
*  See Note 1

                                                CASH MANAGEMENT PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    3,096,595    $   33,360,645         1,594,268    $   17,212,908
Reinvested dividends                 971            10,463             1,378            14,826
Shares redeemed               (2,541,414)      (27,390,996)       (1,049,345)      (11,338,827)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          556,152    $    5,980,112           546,301    $    5,888,907
                          ==============    ==============    ==============    ==============

                                                 FOCUS GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 1
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                       94,247    $      717,618           276,772    $    1,913,866
Reinvested dividends                  --                --                --                --
Shares redeemed                 (270,056)       (2,037,771)         (253,756)       (1,858,894)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (175,809)   $   (1,320,153)           23,016    $       54,972
                          ==============    ==============    ==============    ==============

                                                 FOCUS GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,942,931    $   22,101,924         5,082,856    $   35,463,095
Reinvested dividends                  --                --                --                --
Shares redeemed               (2,658,102)      (19,887,079)       (2,571,658)      (18,233,159)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          284,829    $    2,214,845         2,511,198    $   17,229,936
                          ==============    ==============    ==============    ==============

                                                 FOCUS GROWTH PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,587,354    $   19,265,802           928,455    $    7,194,493
Reinvested dividends                  --                --                --                --
Shares redeemed                 (539,493)       (4,010,011)          (85,588)         (651,425)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        2,047,861    $   15,255,791           842,867    $    6,543,068
                          ==============    ==============    ==============    ==============

                                                 FOCUS TECHNET PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    4,683,202    $   24,039,590         6,112,899    $   26,338,363
Reinvested dividends                  --                --                --                --
Shares redeemed               (5,374,989)      (26,444,153)       (3,944,452)      (16,827,597)
                          --------------    --------------    --------------    --------------
Net increase (decrease)         (691,787)   $   (2,404,563)        2,168,447    $    9,510,766
                          ==============    ==============    ==============    ==============

                                                 FOCUS TECHNET PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,151,124    $   10,842,698           828,656    $    4,022,736
Reinvested dividends                  --                --                --                --
Shares redeemed                 (646,649)       (3,217,744)         (108,226)         (515,395)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,504,475    $    7,624,954           720,430    $    3,507,341
                          ==============    ==============    ==============    ==============

                                            FOCUS GROWTH AND INCOME PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    1,804,903    $   16,471,757         4,186,364    $   35,261,414
Reinvested dividends                  --                --                --                --
Shares redeemed               (1,854,367)      (16,767,220)       (1,699,487)      (14,577,546)
                          --------------    --------------    --------------    --------------
Net increase (decrease)          (49,464)   $     (295,463)        2,486,877    $   20,683,868
                          ==============    ==============    ==============    ==============

                                            FOCUS GROWTH AND INCOME PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,007,513    $   18,256,780           771,204    $    6,992,226
Reinvested dividends                  --                --                --                --
Shares redeemed                 (375,608)       (3,445,651)          (47,163)         (425,227)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,631,905    $   14,811,129           724,041    $    6,566,999
                          ==============    ==============    ==============    ==============

                                                  FOCUS VALUE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 2
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    2,123,122    $   28,302,476         2,713,626    $   31,485,340
Reinvested dividends             251,627         3,368,609                --                --
Shares redeemed               (1,252,201)      (16,604,083)       (1,152,335)      (13,601,516)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,122,548    $   15,067,002         1,561,291    $   17,883,824
                          ==============    ==============    ==============    ==============

                                                  FOCUS VALUE PORTFOLIO
                          --------------------------------------------------------------------
                                                         CLASS 3
                          --------------------------------------------------------------------
                                    FOR THE YEAR                        FOR THE YEAR
                                       ENDED                               ENDED
                                   MARCH 31, 2005                      MARCH 31, 2004
                          --------------------------------    --------------------------------
                              SHARES            AMOUNT            SHARES            AMOUNT
                          --------------    --------------    --------------    --------------
Shares sold                    1,383,302    $   18,261,939           349,298    $    4,496,000
Reinvested dividends              70,252           939,495                --                --
Shares redeemed                 (228,906)       (3,065,556)          (19,168)         (247,064)
                          --------------    --------------    --------------    --------------
Net increase (decrease)        1,224,648    $   16,135,878           330,130    $    4,248,936
                          ==============    ==============    ==============    ==============

                                                                         ALLOCATION
                                                                      GROWTH PORTFOLIO
                                                              --------------------------------
                                                                           CLASS 3
                                                              --------------------------------
                                                                       FOR THE PERIOD
                                                                    FEBRUARY 14, 2005 TO
                                                                       MARCH 31, 2005*
                                                              --------------------------------
                                                                  SHARES            AMOUNT
                                                              --------------    --------------
Shares sold                                                          678,102    $    6,744,747
Reinvested dividends                                                      --                --
Shares redeemed                                                     (139,347)       (1,372,947)
                                                              --------------    --------------
Net increase (decrease)                                              538,755    $    5,371,800
                                                              ==============    ==============

                                                                     ALLOCATION MODERATE
                                                                      GROWTH PORTFOLIO
                                                              --------------------------------
                                                                           CLASS 3
                                                              --------------------------------
                                                                       FOR THE PERIOD
                                                                    FEBRUARY 14, 2005 TO
                                                                       MARCH 31, 2005*
                                                              --------------------------------
                                                                  SHARES            AMOUNT
                                                              --------------    --------------
Shares sold                                                          452,293    $    4,498,473
Reinvested dividends                                                      --                --
Shares redeemed                                                     (115,320)       (1,136,993)
                                                              --------------    --------------
Net increase (decrease)                                              336,973    $    3,361,480
                                                              ==============    ==============

                                                                         ALLOCATION
                                                                     MODERATE PORTFOLIO
                                                              --------------------------------
                                                                           CLASS 3
                                                              --------------------------------
                                                                       FOR THE PERIOD
                                                                    FEBRUARY 14, 2005 TO
                                                                       MARCH 31, 2005*
                                                              --------------------------------
                                                                  SHARES            AMOUNT
                                                              --------------    --------------
Shares sold                                                          449,123    $    4,484,360
Reinvested dividends                                                      --                --
Shares redeemed                                                     (105,333)       (1,037,929)
                                                              --------------    --------------
Net increase (decrease)                                              343,790    $    3,446,431
                                                              ==============    ==============

----------
*  See Note 1

                                                                         ALLOCATION
                                                                     BALANCED PORTFOLIO
                                                              --------------------------------
                                                                           CLASS 3
                                                              --------------------------------
                                                                       FOR THE PERIOD
                                                                    FEBRUARY 14, 2005 TO
                                                                       MARCH 31, 2005*
                                                              --------------------------------
                                                                  SHARES            AMOUNT
                                                              --------------    --------------
Shares sold                                                          502,471    $    4,998,676
Reinvested dividends                                                      --                --
Shares redeemed                                                     (101,038)         (996,209)
                                                              --------------    --------------
Net increase (decrease)                                              401,433    $    4,002,467
                                                              ==============    ==============

----------
*  See Note 1

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers during the year ended March 31, 2005:

                                                                       CREDIT
                               BANC OF                                 SUISSE                             HARRIS
                               AMERICA                   CITIGROUP      FIRST     FRED                  ASSOCIATES     M.J.
                             SECURITIES,     BARON        GLOBAL       BOSTON    ALGER &     GOLDMAN,   SECURITIES,  WHITMAN,
PORTFOLIO                        LLC     CAPITAL, INC. MARKETS, INC.    CORP.   CO., INC.  SACHS & CO.       LP        LLC
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             $        -- $          -- $          -- $       -- $      -- $         663 $        -- $       --
Mid Cap Value                         --            --            --         --        --         7,485          --         --
Small Cap                             --            --         5,771         --        --            --          --         --
International Equity                  --            --            --         --        --        33,422          --         --
Focus Growth                         996            --        15,532     22,016    88,910            --          --         --
Focus TechNet                         --        12,488            --         --        --            --          --         --
Focus Growth and Income               --            --            --         --        --            --       4,500         --
Focus Value                           --            --            --         --        --            --          --     10,548

As disclosed in the Investment Portfolios, certain Portfolios own securities in issuers referred to as an affiliate company. Affiliated companies include AIG or an affiliate thereof and issuers of which AIG holds 5% or more ownership. During the year ended March 31, 2005, transactions in securities of AIG and subsidiaries of AIG were as follows:

                                                           MARKET                                       CHANGE       MARKET
                                                          VALUE AT     COST      PROCEEDS                 IN        VALUE AT
                                                          MARCH 31,     OF          OF      REALIZED  UNREALIZED    MARCH 31,
PORTFOLIO                       SECURITY        INCOME      2004     PURCHASES     SALES   GAIN/LOSS  GAIN (LOSS)     2005
------------------------------------------------------------------------------------------------------------------------------
Asset Allocation:
   Diversified Growth  AIG                      $ 3,450 $   869,400 $        -- $  237,019 $  82,354  $  (231,671) $   483,064
Large Cap
   Composite           AIG                        1,004     195,499      38,487     11,219     2,423      (52,311)     172,879
Large Cap Value        AIG                        6,813   1,292,077     452,145    118,870    18,217     (352,516)   1,291,053
Mid Cap Growth         Transatlantic Holdings,
                       Inc.                          23       3,924       1,945        876       185         (410)       4,768
Mid Cap Value          Transatlantic Holdings,
                       Inc.                         203      30,000      10,971        785       258         (580)      39,864
Small Cap              21st Century Insurance
                       Group                         73      12,398       4,652      6,246        18         (346)      10,476
Allocation Growth      Various Seasons Series
                       Trust Portfolios*             --          --   6,705,478     35,004      (197)     (62,261)   6,608,016
Allocation Moderate
   Growth              Various Seasons Series
                       Trust Portfolios*             --          --   4,501,400    151,350       945      (47,550)   4,303,445
Allocation Moderate    Various Seasons Series
                       Trust Portfolios *            --          --   4,404,982      6,895      (132)     (57,621)   4,340,334
Allocation Balanced    Various Seasons Series
                       Trust Portfolios*             --          --   4,944,608        242        --      (43,446)   4,900,920

----------
*  See Investment Portfolio for details.

9. INVESTMENT CONCENTRATIONS: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at March 31, 2005 had approximately 18.8% and 21.8% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

10. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted lines of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2005, the following Portfolios had borrowings:

                                                                      DAYS      INTEREST  AVERAGE DEBT   WEIGHTED AVERAGE
PORTFOLIO                                                          OUTSTANDING   CHARGES    UTILIZED         INTEREST
--------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                                                    8       $     57  $    122,646                2.18%
Multi-Managed Moderate Growth                                           3            174       863,199                2.50
Multi-Managed Income/Equity                                            13            361       421,478                2.04
Multi-Managed Income                                                   22            316       266,111                1.73
Large Cap Growth                                                        1             19       251,010                2.75
Large Cap Composite                                                     3             49       298,369                1.96
Mid Cap Growth                                                          9            200       441,244                1.81
Mid Cap Value                                                           1             12       131,183                3.25
Small Cap                                                               1             52     1,197,797                1.56
International Equity                                                   30            552       370,076                1.74
Diversified Fixed Income                                                3            210       995,768                1.92
Focus Growth                                                           30            451       309,192                1.73
Focus TechNet                                                          81          3,131       730,568                1.88

At March 31, 2005, no Portfolio had balances open under the line of credit agreement.

11. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2005, none of the Portfolios participated in the program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECT DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
PERIOD

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                              Multi-Managed Growth Portfolio Class 1
03/31/01         $    21.48      $     0.30    $         (6.30)   $    (6.00)      $    (0.06)      $    (3.26)     $       (3.32)
03/31/02              12.16            0.16              (1.09)        (0.93)           (0.20)           (0.43)             (0.63)
03/31/03              10.60            0.12              (1.87)        (1.75)           (0.15)              --              (0.15)
03/31/04               8.70            0.08               2.34          2.42            (0.10)              --              (0.10)
03/31/05              11.02            0.09               0.59          0.68            (0.07)              --              (0.07)

                                              Multi-Managed Growth Portfolio Class 2
10/16/00-
03/31/01+             19.41            0.11              (4.05)        (3.94)           (0.06)           (3.26)             (3.32)
03/31/02              12.15            0.13              (1.07)        (0.94)           (0.18)           (0.43)             (0.61)
03/31/03              10.60            0.10              (1.87)        (1.77)           (0.14)              --              (0.14)
03/31/04               8.69            0.06               2.35          2.41            (0.09)              --              (0.09)
03/31/05              11.01            0.08               0.57          0.65            (0.05)              --              (0.05)

                                              Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+              9.00            0.03              (0.20)        (0.17)           (0.14)              --              (0.14)
03/31/04               8.69            0.03               2.37          2.40            (0.09)              --              (0.09)
03/31/05              11.00            0.07               0.57          0.64            (0.04)              --              (0.04)

                                          Multi-Managed Moderate Growth Portfolio Class 1
03/31/01              18.60            0.44              (4.25)        (3.81)           (0.10)           (2.48)             (2.58)
03/31/02              12.21            0.27              (0.90)        (0.63)           (0.25)           (0.29)             (0.54)
03/31/03              11.04            0.21              (1.45)        (1.24)           (0.21)              --              (0.21)
03/31/04               9.59            0.15               2.01          2.16            (0.17)              --              (0.17)
03/31/05              11.58            0.18               0.31          0.49            (0.13)              --              (0.13)

                                          Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
03/31/01+             17.42            0.17              (2.82)        (2.65)           (0.09)           (2.48)             (2.57)
03/31/02              12.20            0.24              (0.88)        (0.64)           (0.23)           (0.29)             (0.52)
03/31/03              11.04            0.18              (1.45)        (1.27)           (0.20)              --              (0.20)
03/31/04               9.57            0.13               2.01          2.14            (0.15)              --              (0.15)
03/31/05              11.56            0.16               0.30          0.46            (0.11)              --              (0.11)

                                          Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+              9.83            0.05              (0.11)        (0.06)           (0.20)              --              (0.20)
03/31/04               9.57            0.10               2.03          2.13            (0.15)              --              (0.15)
03/31/05              11.55            0.14               0.31          0.45            (0.10)              --              (0.10)

                                                                                     RATIO OF
                     NET                                NET                             NET
                    ASSET                             ASSETS          RATIO OF       INVESTMENT
                    VALUE                             END OF        EXPENSES TO      INCOME TO
 PERIOD            END OF             TOTAL           PERIOD        AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**         (000'S)          ASSETS         NET ASSETS         TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                      Multi-Managed Growth Portfolio Class 1
03/31/01         $   12.16              (30.90)%   $    97,476             1.06%            1.73%             123%
03/31/02             10.60               (7.77)         84,012             1.05             1.35              102
03/31/03              8.70              (16.57)         51,638             1.09             1.25              106
03/31/04             11.02               27.93          60,247             1.10             0.75               99
03/31/05             11.63                6.13(1)       50,863             1.04             0.83              107

                                      Multi-Managed Growth Portfolio Class 2
10/16/00-
03/31/01+            12.15              (23.61)         11,088             1.19#            1.79#             123
03/31/02             10.60               (7.83)         49,770             1.20             1.15              102
03/31/03              8.69              (16.71)         48,414             1.24             1.09              106
03/31/04             11.01               27.79          78,735             1.25             0.59               99
03/31/05             11.61                5.90(1)       78,191             1.19             0.69              107

                                      Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+             8.69               (1.90)             49             1.39#            0.88#             106
03/31/04             11.00               27.63           3,038             1.40             0.38               99
03/31/05             11.60                5.80(1)       18,448             1.29             0.62              107

                                 Multi-Managed Moderate Growth Portfolio Class 1
03/31/01             12.21              (22.41)        104,548             1.01             2.72              118
03/31/02             11.04               (5.27)         96,218             0.99             2.28              102
03/31/03              9.59              (11.26)         63,068             1.00             2.06              108
03/31/04             11.58               22.63          71,142             1.00             1.41              104
03/31/05             11.94                4.21(1)       60,210             0.95             1.54              114

                                 Multi-Managed Moderate Growth Portfolio Class 2
10/16/00-
03/31/01+            12.20              (17.24)         13,305             1.14#            2.80#             118
03/31/02             11.04               (5.35)         81,687             1.14             2.04              102
03/31/03              9.57              (11.48)        101,321             1.15             1.88              108
03/31/04             11.56               22.51         164,241             1.15             1.25              104
03/31/05             11.91                3.99(1)      167,282             1.10             1.40              114

                                 Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+             9.57               (0.58)            172             1.28#            1.70#             108
03/31/04             11.55               22.37           9,269             1.30             1.06              104
03/31/05             11.90                3.89(1)       44,413             1.20             1.32              114

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 +   Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions (See Note 4)

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                           Multi-Managed Income/Equity Portfolio Class 1
03/31/01         $    14.29      $     0.54    $         (1.79)   $    (1.25)      $    (0.16)      $    (0.95)     $       (1.11)
03/31/02              11.93            0.41              (0.54)        (0.13)           (0.34)           (0.35)             (0.69)
03/31/03              11.11            0.34              (0.62)        (0.28)           (0.29)              --              (0.29)
03/31/04              10.54            0.28               1.27          1.55            (0.26)              --              (0.26)
03/31/05              11.83            0.32               0.10          0.42            (0.24)              --              (0.24)

                                           Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+             13.92            0.22              (1.10)        (0.88)           (0.16)           (0.95)             (1.11)
03/31/02              11.93            0.37              (0.52)        (0.15)           (0.33)           (0.35)             (0.68)
03/31/03              11.10            0.31              (0.60)        (0.29)           (0.29)              --              (0.29)
03/31/04              10.52            0.26               1.27          1.53            (0.24)              --              (0.24)
03/31/05              11.81            0.30               0.10          0.40            (0.22)              --              (0.22)

                                           Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+             10.71            0.08               0.02          0.10            (0.29)              --              (0.29)
03/31/04              10.52            0.22               1.30          1.52            (0.24)              --              (0.24)
03/31/05              11.80            0.28               0.10          0.38            (0.21)              --              (0.21)

                                              Multi-Managed Income Portfolio Class 1
03/31/01              12.19            0.61              (0.53)         0.08            (0.14)           (0.48)             (0.62)
03/31/02              11.65            0.51              (0.40)         0.11            (0.40)           (0.16)             (0.56)
03/31/03              11.20            0.45              (0.02)         0.43            (0.35)              --              (0.35)
03/31/04              11.28            0.37               0.83          1.20            (0.34)              --              (0.34)
03/31/05              12.14            0.39              (0.16)         0.23            (0.32)              --              (0.32)

                                              Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+             12.31            0.25              (0.29)        (0.04)           (0.14)           (0.48)             (0.62)
03/31/02              11.65            0.48              (0.40)         0.08            (0.38)           (0.16)             (0.54)
03/31/03              11.19            0.41                 --          0.41            (0.34)              --              (0.34)
03/31/04              11.26            0.34               0.84          1.18            (0.32)              --              (0.32)
03/31/05              12.12            0.37              (0.16)         0.21            (0.30)              --              (0.30)

                                              Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+             11.34            0.14               0.12          0.26            (0.34)              --              (0.34)
03/31/04              11.26            0.28               0.88          1.16            (0.32)              --              (0.32)
03/31/05              12.10            0.35              (0.15)         0.20            (0.29)              --              (0.29)

                                                                                      RATIO OF
                     NET                                NET                             NET
                    ASSET                             ASSETS         RATIO OF        INVESTMENT
                    VALUE                             END OF        EXPENSES TO       INCOME TO
 PERIOD            END OF             TOTAL           PERIOD        AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**         (000'S)          ASSETS         NET ASSETS         TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                  Multi-Managed Income/Equity Portfolio Class 1
03/31/01         $   11.93               (9.21)%   $    72,843             1.04%           4.01%               86%
03/31/02             11.11               (1.15)         68,230             1.00            3.49                62
03/31/03             10.54               (2.47)         51,615             0.98            3.17                85
03/31/04             11.83               14.80          55,067             0.97            2.47               111
03/31/05             12.01                3.52(2)       47,346             0.91            2.68               106

                                  Multi-Managed Income/Equity Portfolio Class 2
10/16/00-
03/31/01+            11.93               (6.82)          7,515             1.16#           4.02#               86
03/31/02             11.10               (1.38)         64,073             1.14            3.24                62
03/31/03             10.52               (2.61)         92,470             1.13            2.98                85
03/31/04             11.81               14.67         149,978             1.12            2.31               111
03/31/05             11.99                3.39(2)      151,035             1.06            2.53               106

                                  Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+            10.52                0.93             249             1.26#           2.67#               85
03/31/04             11.80               14.53           9,753             1.25            2.15               111
03/31/05             11.97                3.20(2)       41,835             1.16            2.46               106

                                      Multi-Managed Income Portfolio Class 1
03/31/01             11.65                0.60          52,683             1.06(1)         5.04(1)             85
03/31/02             11.20                0.88          52,122             1.05(1)         4.40(1)             57
03/31/03             11.28                3.87          43,960             0.96            3.97                94
03/31/04             12.14               10.75          45,334             0.95            3.12               123
03/31/05             12.05                1.85(2)       38,991             0.90            3.26               110

                                      Multi-Managed Income Portfolio Class 2
10/16/00-
03/31/01+            11.65               (0.40)          5,113             1.20#           4.86#               85
03/31/02             11.19                0.65          45,459             1.20(1)         4.15(1)             57
03/31/03             11.26                3.74          80,625             1.12            3.75                94
03/31/04             12.12               10.61         118,953             1.10            2.96               123
03/31/05             12.03                1.71(2)      115,350             1.05            3.12               110

                                      Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+            11.26                2.37              74             1.21#           3.24#               94
03/31/04             12.10               10.39           7,925             1.22            2.77               123
03/31/05             12.01                1.61(2)       25,758             1.14            3.04               110

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 +   Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                  03/31/01     03/31/02
                                                  --------     --------
Multi-Managed Income Portfolio Class 1              0.03%       (0.04)%
Multi-Managed Income Portfolio Class 2                --        (0.05)
Multi-Managed Income Portfolio Class 3                --           --

(2) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions (See Note 4)

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                      Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01         $    13.95      $     0.28    $         (2.45)   $    (2.17)      $    (0.07)      $    (0.63)     $       (0.70)
03/31/02              11.08            0.17              (0.32)        (0.15)           (0.16)           (0.07)             (0.23)
03/31/03              10.70            0.15              (2.28)        (2.13)           (0.12)              --              (0.12)
03/31/04               8.45            0.13               2.33          2.46            (0.13)              --              (0.13)
03/31/05              10.78            0.12               0.53          0.65            (0.13)              --              (0.13)

                                      Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+             13.04            0.10              (1.37)        (1.27)           (0.07)           (0.63)             (0.70)
03/31/02              11.07            0.13              (0.28)        (0.15)           (0.15)           (0.07)             (0.22)
03/31/03              10.70            0.13              (2.28)        (2.15)           (0.11)              --              (0.11)
03/31/04               8.44            0.11               2.33          2.44            (0.11)              --              (0.11)
03/31/05              10.77            0.10               0.52          0.62            (0.11)              --              (0.11)

                                      Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+              9.00            0.02              (0.47)        (0.45)           (0.11)              --              (0.11)
03/31/04               8.44            0.07               2.36          2.43            (0.11)              --              (0.11)
03/31/05              10.76            0.11               0.49          0.60            (0.10)              --              (0.10)

                                                      Stock Portfolio Class 1
03/31/01              19.60            0.01              (4.03)        (4.02)              --            (1.23)             (1.23)
03/31/02              14.35            0.01               0.62          0.63            (0.01)           (0.61)             (0.62)
03/31/03              14.36            0.01              (3.36)        (3.35)              --               --                 --
03/31/04              11.01            0.01               3.79          3.80               --               --                 --
03/31/05              14.81            0.08               0.45          0.53               --               --                 --

                                                      Stock Portfolio Class 2
10/16/00-
03/31/01+             18.58            0.02              (3.03)        (3.01)              --            (1.23)             (1.23)
03/31/02              14.34           (0.02)              0.62          0.60               --            (0.61)             (0.61)
03/31/03              14.33              --              (3.36)        (3.36)              --               --                 --
03/31/04              10.97           (0.01)              3.78          3.77               --               --                 --
03/31/05              14.74            0.06               0.45          0.51               --               --                 --

                                                      Stock Portfolio Class 3
11/11/02-
03/31/03+             11.34              --              (0.37)        (0.37)              --               --                 --
03/31/04              10.97           (0.02)              3.77          3.75               --               --                 --
03/31/05              14.72            0.05               0.44          0.49               --               --                 --

                                                                                      RATIO OF
                     NET                               NET                              NET
                    ASSET                            ASSETS          RATIO OF        INVESTMENT
                    VALUE                            END OF         EXPENSES TO       INCOME TO
 PERIOD            END OF             TOTAL          PERIOD         AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**        (000'S)           ASSETS         NET ASSETS         TURNOVER
-----------------------------------------------------------------------------------------------------------------
                              Asset Allocation: Diversified Growth Portfolio Class 1
03/31/01         $   11.08              (16.04)%   $   154,240             0.98%@          2.12%@             193%
03/31/02             10.70               (1.34)        138,550             0.96            1.53               233
03/31/03              8.45              (19.98)         93,728             0.95            1.58               143
03/31/04             10.78               29.16(2)      106,695             0.98(1)         1.30(1)            106
03/31/05             11.30                6.00(3)       90,042             0.94(1)         1.06(1)            156

                              Asset Allocation: Diversified Growth Portfolio Class 2
10/16/00-
03/31/01+            11.07              (10.29)         17,465             1.12#@          1.95#@             193
03/31/02             10.70               (1.49)        110,186             1.11            1.22               233
03/31/03              8.44              (20.11)        141,724             1.11            1.42               143
03/31/04             10.77               29.02(2)      232,730             1.13(1)         1.12(1)            106
03/31/05             11.28                5.77(3)      230,448             1.09(1)         0.93(1)            156

                              Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+             8.44               (5.02)            241             1.22#           0.68#              143
03/31/04             10.76               28.86(2)       13,530             1.29(1)         0.84(1)            106
03/31/05             11.26                5.58(3)       58,809             1.20(1)         1.01(1)            156

                                             Stock Portfolio Class 1
03/31/01             14.35              (21.62)        128,896             0.95            0.07                77
03/31/02             14.36                4.36         114,656             0.95            0.04                59
03/31/03             11.01              (23.33)         75,591             0.95            0.11                45
03/31/04             14.81               34.56          87,619             0.96            0.10                42
03/31/05             15.34                3.58          73,967             0.93            0.51                42

                                             Stock Portfolio Class 2
10/16/00-
03/31/01+            14.34              (17.37)         14,671             1.08#           0.11#               77
03/31/02             14.33                4.18          89,106             1.10           (0.13)               59
03/31/03             10.97              (23.45)        110,306             1.10           (0.03)               45
03/31/04             14.74               34.37         184,179             1.11           (0.05)               42
03/31/05             15.25                3.46         182,833             1.08            0.37                42

                                             Stock Portfolio Class 3
11/11/02-
03/31/03+            10.97               (3.26)            189             1.22#          (0.04)#              45
03/31/04             14.72               34.18          10,471             1.24           (0.13)               42
03/31/05             15.21                3.33          46,811             1.18            0.38                42

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 +   Inception date of class
 @   Gross of custody credits of 0.01%
(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would been higher by the following:

                                                                   03/31/04   03/31/05
                                                                   --------   --------
Asset Allocation: Diversified Growth Portfolio Class 1               0.01%      0.00%
Asset Allocation: Diversified Growth Portfolio Class 2               0.01       0.00
Asset Allocation: Diversified Growth Portfolio Class 3               0.01       0.00

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (See Note 4)

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Growth Portfolio Class 1
03/31/01         $    14.95      $    (0.01)   $         (5.35)   $    (5.36)      $    (0.02)      $    (1.19)     $       (1.21)
03/31/02               8.38              --              (0.40)        (0.40)              --               --                 --
03/31/03               7.98              --              (1.99)        (1.99)              --               --                 --
03/31/04               5.99              --               1.87          1.87               --               --                 --
03/31/05               7.86            0.03               0.44          0.47               --               --                 --

                                                Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+             12.65            0.01              (3.07)        (3.06)           (0.02)           (1.19)             (1.21)
03/31/02               8.38           (0.02)             (0.39)        (0.41)              --               --                 --
03/31/03               7.97              --              (2.00)        (2.00)              --               --                 --
03/31/04               5.97           (0.01)              1.86          1.85               --               --                 --
03/31/05               7.82            0.02               0.43          0.45               --               --                 --

                                                Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+              6.27              --              (0.31)        (0.31)              --               --                 --
03/31/04               5.96           (0.02)              1.87          1.85               --               --                 --
03/31/05               7.81            0.02               0.42          0.44               --               --                 --

                                               Large Cap Composite Portfolio Class 1
03/31/01              13.05              --              (3.02)        (3.02)              --            (0.73)             (0.73)
03/31/02               9.30            0.01              (0.11)        (0.10)              --            (0.01)             (0.01)
03/31/03               9.19            0.03              (2.32)        (2.29)           (0.03)              --              (0.03)
03/31/04               6.87            0.02               2.17          2.19            (0.02)              --              (0.02)
03/31/05               9.04            0.07               0.44          0.51            (0.02)              --              (0.02)

                                               Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+             12.23              --              (2.20)        (2.20)              --            (0.73)             (0.73)
03/31/02               9.30              --              (0.11)        (0.11)              --            (0.01)             (0.01)
03/31/03               9.18            0.02              (2.33)        (2.31)           (0.01)              --              (0.01)
03/31/04               6.86            0.01               2.16          2.17            (0.01)              --              (0.01)
03/31/05               9.02            0.06               0.44          0.50            (0.01)              --              (0.01)

                                               Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+              7.22            0.01              (0.36)        (0.35)           (0.01)              --              (0.01)
03/31/04               6.86              --               2.15          2.15               --               --                 --
03/31/05               9.01            0.06               0.42          0.48            (0.00)              --              (0.00)

                                                                                      RATIO OF
                     NET                               NET                              NET
                    ASSET                            ASSETS          RATIO OF        INVESTMENT
                    VALUE                            END OF         EXPENSES TO       INCOME TO
 PERIOD            END OF             TOTAL          PERIOD         AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**        (000'S)          ASSETS(1)      NET ASSETS(1)        TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                        Large Cap Growth Portfolio Class 1
03/31/01         $    8.38              (37.78)%   $    26,094             1.10%@         (0.07)%@             40%
03/31/02              7.98               (4.77)         21,905             1.10           (0.03)               43
03/31/03              5.99              (24.94)         12,337             1.10            0.06                58
03/31/04              7.86               31.22          14,623             1.10            0.02                44
03/31/05              8.33                5.98          13,588             1.04            0.38                38

                                        Large Cap Growth Portfolio Class 2
10/16/00-
03/31/01+             8.38              (26.48)          9,073             1.25#@          0.05#@              40
03/31/02              7.97               (4.89)         38,180             1.25           (0.19)               43
03/31/03              5.97              (25.09)         41,534             1.25           (0.07)               58
03/31/04              7.82               30.99          71,204             1.25           (0.13)               44
03/31/05              8.27                5.75          78,540             1.19            0.24                38

                                        Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+             5.96               (4.94)            141             1.35#          (0.01)#              58
03/31/04              7.81               31.04           5,122             1.35           (0.24)               44
03/31/05              8.25                5.63          26,636             1.27            0.26                38

                                      Large Cap Composite Portfolio Class 1
03/31/01              9.30              (24.05)         14,265             1.10@          (0.03)@              64
03/31/02              9.19               (1.10)         12,889             1.10            0.16                64
03/31/03              6.87              (24.99)          4,219             1.10            0.33                59
03/31/04              9.04               31.85           4,838             1.10            0.28                78
03/31/05              9.53                5.66           4,539             1.10            0.74                58

                                      Large Cap Composite Portfolio Class 2
10/16/00-
03/31/01+             9.30              (18.96)          3,046             1.25#@          0.08#@              64
03/31/02              9.18               (1.24)         15,204             1.25              --                64
03/31/03              6.86              (25.13)         16,939             1.25            0.23                59
03/31/04              9.02               31.58          27,637             1.25            0.13                78
03/31/05              9.51                5.54          29,038             1.25            0.63                58

                                      Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+             6.86               (4.81)             97             1.28#           0.31#               59
03/31/04              9.01               31.39           2,095             1.35            0.03                78
03/31/05              9.49                5.33           7,393             1.35            0.66                58

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 +   Inception date of class
 @ The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                               03/31/01    03/31/02   03/31/03    03/31/04    03/31/05
                                               --------    --------   --------    --------    --------
Large Cap Growth Portfolio Class 1               0.26%       0.05%      0.06%       0.01%      (0.05)%
Large Cap Growth Portfolio Class 2               0.19#       0.04       0.06        0.01       (0.05)
Large Cap Growth Portfolio Class 3                 --          --       0.10#       0.06       (0.03)
Large Cap Composite Portfolio Class 1            0.59        0.46       0.44        0.42        0.17
Large Cap Composite Portfolio Class 2            0.62#       0.43       0.49        0.41        0.17
Large Cap Composite Portfolio Class 3              --          --       0.68#       0.43        0.16

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                 Large Cap Value Portfolio Class 1
03/31/01         $    10.41      $     0.12    $          1.05    $     1.17       $    (0.12)      $    (0.77)     $       (0.89)
03/31/02              10.69            0.10               0.15          0.25            (0.06)           (0.28)             (0.34)
03/31/03              10.60            0.11              (2.84)        (2.73)           (0.03)           (0.04)             (0.07)
03/31/04               7.80            0.12               2.92          3.04            (0.09)              --              (0.09)
03/31/05              10.75            0.14               0.86          1.00            (0.09)              --              (0.09)

                                                 Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+             10.86            0.04               0.67          0.71            (0.11)           (0.77)             (0.88)
03/31/02              10.69            0.08               0.15          0.23            (0.04)           (0.28)             (0.32)
03/31/03              10.60            0.09              (2.85)        (2.76)           (0.02)           (0.04)             (0.06)
03/31/04               7.78            0.10               2.92          3.02            (0.07)              --              (0.07)
03/31/05              10.73            0.12               0.86          0.98            (0.07)              --              (0.07)

                                                 Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+              8.27            0.03              (0.46)        (0.43)           (0.02)           (0.04)             (0.06)
03/31/04               7.78            0.08               2.93          3.01            (0.07)              --              (0.07)
03/31/05              10.72            0.11               0.86          0.97            (0.06)              --              (0.06)

                                                 Mid Cap Growth Portfolio Class 1
03/31/01              17.95           (0.10)             (5.35)        (5.45)              --            (3.16)             (3.16)
03/31/02               9.34           (0.07)              0.80          0.73               --               --                 --
03/31/03              10.07           (0.06)             (2.33)        (2.39)              --               --                 --
03/31/04               7.68           (0.07)              4.03          3.96               --               --                 --
03/31/05              11.64           (0.07)              0.64          0.57               --               --                 --

                                                 Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+             15.69           (0.04)             (3.16)        (3.20)              --            (3.16)             (3.16)
03/31/02               9.33           (0.08)              0.80          0.72               --               --                 --
03/31/03              10.05           (0.07)             (2.33)        (2.40)              --               --                 --
03/31/04               7.65           (0.09)              4.02          3.93               --               --                 --
03/31/05              11.58           (0.09)              0.63          0.54               --               --                 --

                                                 Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+              7.76           (0.03)             (0.08)        (0.11)              --               --                 --
03/31/04               7.65           (0.10)              4.01          3.91               --               --                 --
03/31/05              11.56           (0.09)              0.62          0.53               --               --                 --

                                                                                      RATIO OF
                     NET                                NET                             NET
                    ASSET                             ASSETS         RATIO OF        INVESTMENT
                    VALUE                             END OF        EXPENSES TO       INCOME TO
 PERIOD            END OF             TOTAL           PERIOD        AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**         (000'S)         ASSETS(2)      NET ASSETS(2)        TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                        Large Cap Value Portfolio Class 1
03/31/01         $   10.69               11.14%    $    17,942             1.10%(1)        1.08%(1)            49%
03/31/02             10.60                2.43          17,457             1.10            0.90                30
03/31/03              7.80              (25.86)         10,653             1.10            1.19                32
03/31/04             10.75               39.01          13,865             1.10            1.20                29
03/31/05             11.66                9.30          14,815             0.96            1.26                32

                                        Large Cap Value Portfolio Class 2
10/16/00-
03/31/01+            10.69                6.51           8,396             1.25#(1)        0.84#(1)            49
03/31/02             10.60                2.28          51,550             1.25            0.72                30
03/31/03              7.78              (26.09)         51,942             1.25            1.07                32
03/31/04             10.73               38.93          92,112             1.25            1.04                29
03/31/05             11.64                9.18         109,563             1.11            1.11                32

                                        Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+             7.78               (5.27)            140             1.28#           1.14#               32
03/31/04             10.72               38.76           5,528             1.35            0.87                29
03/31/05             11.63                9.08          32,460             1.20            1.03                32

                                         Mid Cap Growth Portfolio Class 1
03/31/01              9.34              (34.29)         18,897             1.15@          (0.72)@              68
03/31/02             10.07                7.82          18,380             1.15           (0.72)               70
03/31/03              7.68              (23.73)         10,649             1.15           (0.71)              117
03/31/04             11.64               51.56          15,233             1.15           (0.74)               97
03/31/05             12.21                4.90          15,484             1.13           (0.63)               81

                                         Mid Cap Growth Portfolio Class 2
10/16/00-
03/31/01+             9.33              (24.91)          7,499             1.30#@         (0.68)#@             68
03/31/02             10.05                7.72          33,843             1.30           (0.86)               70
03/31/03              7.65              (23.88)         32,110             1.30           (0.86)              117
03/31/04             11.58               51.37          69,968             1.30           (0.89)               97
03/31/05             12.12                4.66          77,433             1.28           (0.78)               81

                                         Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+             7.65               (1.42)            139             1.40#          (0.98)#             117
03/31/04             11.56               51.11           5,917             1.40           (1.07)               97
03/31/05             12.09                4.58          24,891             1.37           (0.85)               81

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 +   Inception date of class
(1) The ratios reflect an expense cap of 1.10% and 1.25% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
@ The ratios reflect an expense cap of 1.15% and 1.30% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(2) Net of the following reimbursements (recoupments) (based on average net assets):

                                              03/31/01    03/31/02     03/31/03      03/31/04      03/31/05
                                              --------    --------     --------      --------      --------
Large Cap Value Portfolio Class 1              0.54%       0.10%       (0.02)%       (0.03)%       (0.00)%
Large Cap Value Portfolio Class 2              0.39#       0.06        (0.02)        (0.03)        (0.00)
Large Cap Value Portfolio Class 3                --          --         0.09#         0.01         (0.00)
Mid Cap Growth Portfolio Class 1               0.33        0.15         0.12          0.03         (0.08)
Mid Cap Growth Portfolio Class 2               0.32#       0.12         0.13          0.03         (0.08)
Mid Cap Growth Portfolio Class 3                 --          --         0.19#         0.06         (0.08)

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                  Mid Cap Value Portfolio Class 1
03/31/01         $    10.52      $     0.13    $          2.49    $     2.62       $    (0.11)      $    (0.88)     $       (0.99)
03/31/02              12.15            0.10               1.93          2.03            (0.09)           (0.68)             (0.77)
03/31/03              13.41            0.11              (2.73)        (2.62)           (0.02)           (0.16)             (0.18)
03/31/04              10.61            0.10               4.80          4.90            (0.10)           (0.01)             (0.11)
03/31/05              15.40            0.12               2.59          2.71            (0.07)           (0.30)             (0.37)

                                                  Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+             11.76            0.06               1.32          1.38            (0.11)           (0.88)             (0.99)
03/31/02              12.15            0.09               1.92          2.01            (0.08)           (0.68)             (0.76)
03/31/03              13.40            0.10              (2.73)        (2.63)           (0.02)           (0.16)             (0.18)
03/31/04              10.59            0.08               4.79          4.87            (0.08)           (0.01)             (0.09)
03/31/05              15.37            0.10               2.58          2.68            (0.05)           (0.30)             (0.35)

                                                  Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+             11.07            0.04              (0.34)        (0.30)           (0.02)           (0.16)             (0.18)
03/31/04              10.59            0.05               4.80          4.85            (0.08)           (0.01)             (0.09)
03/31/05              15.35            0.09               2.56          2.65            (0.03)           (0.30)             (0.33)

                                                    Small Cap Portfolio Class 1
03/31/01              14.08           (0.02)             (3.91)        (3.93)              --            (2.12)             (2.12)
03/31/02               8.03           (0.02)              0.35          0.33               --               --                 --
03/31/03               8.36           (0.03)             (2.32)        (2.35)              --               --                 --
03/31/04               6.01           (0.04)              2.96          2.92               --               --                 --
03/31/05               8.93           (0.04)              0.14          0.10               --               --                 --

                                                    Small Cap Portfolio Class 2
10/16/00-
03/31/01+             12.39              --              (2.25)        (2.25)              --            (2.12)             (2.12)
03/31/02               8.02           (0.04)              0.36          0.32               --               --                 --
03/31/03               8.34           (0.03)             (2.32)        (2.35)              --               --                 --
03/31/04               5.99           (0.05)              2.95          2.90               --               --                 --
03/31/05               8.89           (0.05)              0.13          0.08               --               --                 --

                                                    Small Cap Portfolio Class 3
11/11/02-
03/31/03+              6.19           (0.01)             (0.19)        (0.20)              --               --                 --
03/31/04               5.99           (0.05)              2.93          2.88               --               --                 --
03/31/05               8.87           (0.05)              0.12          0.07               --               --                 --

                                                                                      RATIO OF
                     NET                                NET                             NET
                    ASSET                             ASSETS         RATIO OF        INVESTMENT
                    VALUE                             END OF        EXPENSES TO      INCOME TO
 PERIOD            END OF             TOTAL           PERIOD        AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**         (000'S)         ASSETS(1)      NET ASSETS(1)        TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                         Mid Cap Value Portfolio Class 1
03/31/01         $   12.15               25.38%    $    21,103             1.15%           1.10%               62%
03/31/02             13.41               17.38          16,222             1.15            0.82                59
03/31/03             10.61              (19.61)         10,584             1.15            0.95                61
03/31/04             15.40               46.29          14,034             1.15            0.69                50
03/31/05             17.74               17.69          15,887             1.03            0.77                42

                                         Mid Cap Value Portfolio Class 2
10/16/00-
03/31/01+            12.15               12.13           7,358             1.30#           0.99#               62
03/31/02             13.40               17.13          46,746             1.30            0.69                59
03/31/03             10.59              (19.73)         46,557             1.30            0.83                61
03/31/04             15.37               46.09          85,682             1.30            0.53                50
03/31/05             17.70               17.52         118,416             1.18            0.63                42

                                         Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+            10.59               (2.84)            138             1.40#           0.97#               61
03/31/04             15.35               45.86           5,435             1.40            0.37                50
03/31/05             17.67               17.37          30,602             1.26            0.58                42

                                           Small Cap Portfolio Class 1
03/31/01              8.03              (30.20)         14,611             1.15           (0.16)              138
03/31/02              8.36                4.11          13,864             1.15           (0.25)              101
03/31/03              6.01              (28.11)          8,061             1.15           (0.37)               91
03/31/04              8.93               48.59          11,129             1.15           (0.52)              134
03/31/05              9.03                1.12           9,664             1.15           (0.48)              134

                                           Small Cap Portfolio Class 2
10/16/00-
03/31/01+             8.02              (20.76)          4,578             1.30#          (0.08)#             138
03/31/02              8.34                3.99          29,363             1.30           (0.45)              101
03/31/03              5.99              (28.18)         28,013             1.30           (0.52)               91
03/31/04              8.89               48.41          62,201             1.30           (0.67)              134
03/31/05              8.97                0.90          66,999             1.30           (0.62)              134

                                           Small Cap Portfolio Class 3
11/11/02-
03/31/03+             5.99               (3.23)            120             1.40#          (0.58)#              91
03/31/04              8.87               48.08           5,609             1.40           (0.72)              134
03/31/05              8.94                0.79          25,076             1.40           (0.66)              134

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 +   Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                            03/31/01   03/31/02     03/31/03      03/31/04      03/31/05
                                            --------   --------     --------      --------      --------
Mid Cap Value Portfolio Class 1              0.49%       0.16%       (0.01)%       (0.00)%       (0.02)%
Mid Cap Value Portfolio Class 2              0.34#       0.12        (0.01)        (0.01)        (0.02)
Mid Cap Value Portfolio Class 3                --          --        (0.01)#        0.03         (0.01)
Small Cap Portfolio Class 1                  0.52        0.30         0.17          0.06         (0.08)
Small Cap Portfolio Class 2                  0.54#       0.26         0.18          0.06         (0.08)
Small Cap Portfolio Class 3                    --          --         0.25#         0.08         (0.08)

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                              International Equity Portfolio Class 1
03/31/01         $    13.20      $     0.02    $         (4.44)   $    (4.42)      $       --       $    (0.47)     $       (0.47)
03/31/02               8.31            0.03              (0.93)        (0.90)              --            (0.05)             (0.05)
03/31/03               7.36            0.03              (2.24)        (2.21)           (0.03)              --              (0.03)
03/31/04               5.12            0.04               2.66          2.70            (0.07)              --              (0.07)
03/31/05               7.75            0.04               0.83          0.87            (0.10)              --              (0.10)

                                              International Equity Portfolio Class 2
10/16/00-
03/31/01+             10.77            0.02              (2.02)        (2.00)              --            (0.47)             (0.47)
03/31/02               8.30            0.01              (0.91)        (0.90)              --            (0.05)             (0.05)
03/31/03               7.35            0.02              (2.24)        (2.22)           (0.01)              --              (0.01)
03/31/04               5.12            0.03               2.65          2.68            (0.06)              --              (0.06)
03/31/05               7.74            0.03               0.83          0.86            (0.09)              --              (0.09)

                                              International Equity Portfolio Class 3
11/11/02-
03/31/03+              5.69              --              (0.56)        (0.56)           (0.01)              --              (0.01)
03/31/04               5.12            0.04               2.63          2.67            (0.06)              --              (0.06)
03/31/05               7.73            0.02               0.83          0.85            (0.08)              --              (0.08)

                                            Diversified Fixed Income Portfolio Class 1
03/31/01               9.63            0.57               0.24          0.81            (0.57)              --              (0.57)
03/31/02               9.87            0.44              (0.26)         0.18            (0.29)              --              (0.29)
03/31/03               9.76            0.36               0.63          0.99            (0.05)              --              (0.05)
03/31/04              10.70            0.35               0.19          0.54            (0.27)              --              (0.27)
03/31/05              10.97            0.39              (0.36)         0.03            (0.33)           (0.01)             (0.34)

                                            Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+              9.99            0.24               0.21          0.45            (0.57)              --              (0.57)
03/31/02               9.87            0.40              (0.24)         0.16            (0.28)              --              (0.28)
03/31/03               9.75            0.32               0.65          0.97            (0.04)              --              (0.04)
03/31/04              10.68            0.33               0.19          0.52            (0.25)              --              (0.25)
03/31/05              10.95            0.37              (0.35)         0.02            (0.32)           (0.01)             (0.33)

                                            Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+             10.49            0.09               0.13          0.22            (0.04)              --              (0.04)
03/31/04              10.67            0.29               0.22          0.51            (0.25)              --              (0.25)
03/31/05              10.93            0.34              (0.34)           --            (0.30)           (0.01)             (0.31)

                                                                                      RATIO OF
                     NET                               NET                              NET
                    ASSET                            ASSETS          RATIO OF        INVESTMENT
                    VALUE                            END OF         EXPENSES TO      INCOME TO
 PERIOD            END OF             TOTAL          PERIOD         AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**        (000'S)          ASSETS(1)      NET ASSETS(1)        TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                      International Equity Portfolio Class 1
03/31/01         $    8.31              (34.10)%   $    12,802             1.30%           0.18%               26%
03/31/02              7.36              (10.84)          9,076             1.30            0.45                72
03/31/03              5.12              (30.12)          5,273             1.30            0.53                53
03/31/04              7.75               52.92           7,794             1.30            0.64                50
03/31/05              8.52               11.28           8,650             1.30            0.57                84

                                      International Equity Portfolio Class 2
10/16/00-
03/31/01+             8.30              (19.33)          5,223             1.45#           0.36#               26
03/31/02              7.35              (10.86)         18,895             1.45            0.12                72
03/31/03              5.12              (30.17)         22,167             1.45            0.31                53
03/31/04              7.74               52.53          58,220             1.45            0.45                50
03/31/05              8.51               11.16          85,852             1.45            0.41                84

                                      International Equity Portfolio Class 3
11/11/02-
03/31/03+             5.12               (9.79)            144             1.55#           0.15#               53
03/31/04              7.73               52.29           4,277             1.55            0.66                50
03/31/05              8.50               11.07          27,288             1.55            0.28                84

                                    Diversified Fixed Income Portfolio Class 1
03/31/01              9.87                8.66          16,428             1.00@           5.81@               27
03/31/02              9.76                1.82          14,972             1.00            4.50                44
03/31/03             10.70               10.14          17,731             1.00            3.47                60
03/31/04             10.97                5.11          13,922             0.90            3.15               106
03/31/05             10.66                0.22          11,137             0.84            3.57                82

                                    Diversified Fixed Income Portfolio Class 2
10/16/00-
03/31/01+             9.87                4.71           6,655             1.15#@          5.84#@              27
03/31/02              9.75                1.57          48,365             1.15            4.10                44
03/31/03             10.68               10.00         135,818             1.15            3.25                60
03/31/04             10.95                4.97         138,125             1.05            3.01               106
03/31/05             10.64                0.07         122,693             0.99            3.42                82

                                    Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+            10.67                2.15             978             1.25#           2.68#               60
03/31/04             10.93                4.84           9,120             1.15            2.99               106
03/31/05             10.62               (0.03)         32,192             1.09            3.31                82

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 +   Inception date of class
 @ The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                  03/31/01    03/31/02    03/31/03    03/31/04     03/31/05
                                                  --------    --------    --------    --------     --------
International Equity Portfolio Class 1              1.01%       0.82%       0.46%       0.31%       (0.00)%
International Equity Portfolio Class 2              1.01#       0.75        0.46        0.30        (0.00)
International Equity Portfolio Class 3                --          --        0.49#       0.30        (0.00)
Diversified Fixed Income Portfolio Class 1          0.61        0.17        0.01       (0.03)          --
Diversified Fixed Income Portfolio Class 2          0.51#       0.10          --       (0.02)          --
Diversified Fixed Income Portfolio Class 3            --          --        0.14#      (0.01)          --

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                             Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@        $    10.00      $     0.04    $         (0.38)   $    (0.34)      $       --       $       --      $          --

                                                 Cash Management Portfolio Class 1
03/31/01              10.24            0.56               0.02          0.58            (0.11)              --              (0.11)
03/31/02              10.71            0.24               0.01          0.25            (0.07)              --              (0.07)
03/31/03              10.89            0.10                 --          0.10            (0.15)              --              (0.15)
03/31/04              10.84            0.04                 --          0.04            (0.09)              --              (0.09)
03/31/05              10.79            0.11               0.00          0.11            (0.04)              --              (0.04)

                                                 Cash Management Portfolio Class 2
10/16/00-
03/31/01+             10.56            0.18               0.07          0.25            (0.11)              --              (0.11)
03/31/02              10.70            0.21               0.03          0.24            (0.05)              --              (0.05)
03/31/03              10.89            0.07                 --          0.07            (0.14)              --              (0.14)
03/31/04              10.82            0.02                 --          0.02            (0.07)              --              (0.07)
03/31/05              10.77            0.09               0.00          0.09            (0.02)              --              (0.02)

                                                 Cash Management Portfolio Class 3
11/11/02-
03/31/03+             10.95            0.01                 --          0.01            (0.14)              --              (0.14)
03/31/04              10.82            0.01                 --          0.01            (0.07)              --              (0.07)
03/31/05              10.76            0.09              (0.01)         0.08            (0.01)              --              (0.01)

                                                  Focus Growth Portfolio Class 1
07/05/00-
03/31/01+             10.00              --              (2.81)        (2.81)              --               --                 --
03/31/02               7.19           (0.04)             (0.09)        (0.13)              --               --                 --
03/31/03               7.06           (0.03)             (1.54)        (1.57)              --               --                 --
03/31/04               5.49           (0.05)              2.48          2.43               --               --                 --
03/31/05               7.92            0.00              (0.32)        (0.32)              --               --                 --

                                                  Focus Growth Portfolio Class 2
10/16/00-
03/31/01+              8.93              --              (1.74)        (1.74)              --               --                 --
03/31/02               7.19           (0.06)             (0.08)        (0.14)              --               --                 --
03/31/03               7.05           (0.03)             (1.55)        (1.58)              --               --                 --
03/31/04               5.47           (0.06)              2.47          2.41               --               --                 --
03/31/05               7.88           (0.01)             (0.32)        (0.33)              --               --                 --

                                                  Focus Growth Portfolio Class 3
11/11/02-
03/31/03+              5.70           (0.01)             (0.22)        (0.23)              --               --                 --
03/31/04               5.47           (0.05)              2.45          2.40               --               --                 --
03/31/05               7.87           (0.00)             (0.34)        (0.34)              --               --                 --

                                                                                      RATIO OF
                     NET                               NET                              NET
                    ASSET                            ASSETS          RATIO OF        INVESTMENT
                    VALUE                            END OF         EXPENSES TO       INCOME TO
 PERIOD            END OF             TOTAL          PERIOD         AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**        (000'S)          ASSETS(1)      NET ASSETS(1)        TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                     Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@        $    9.66               (3.40)%   $    17,193             1.55%#          3.59%#               5%

                                        Cash Management Portfolio Class 1
03/31/01             10.71                5.73           4,897             0.85%           5.45%               --
03/31/02             10.89                2.32           8,283             0.85            2.24                --
03/31/03             10.84                0.89           6,297             0.85            0.86                --
03/31/04             10.79                0.37           7,384             0.80            0.33                --
03/31/05             10.86                0.99           4,637             0.71            0.95                --

                                        Cash Management Portfolio Class 2
10/16/00-
03/31/01+            10.70                2.40          10,424             1.00#           4.52#               --
03/31/02             10.89                2.27          34,724             1.00            1.91                --
03/31/03             10.82                0.66          56,597             1.00            0.67                --
03/31/04             10.77                0.22          54,276             0.95            0.18                --
03/31/05             10.84                0.84          47,494             0.86            0.82                --

                                        Cash Management Portfolio Class 3
11/11/02-
03/31/03+            10.82                0.11             348             1.10#           0.25#               --
03/31/04             10.76                0.09           6,224             1.05            0.06                --
03/31/05             10.83                0.74          12,284             0.97            0.82                --

                                          Focus Growth Portfolio Class 1
07/05/00-
03/31/01+             7.19              (28.10)         18,787             1.30#++        (0.01)#++           195
03/31/02              7.06               (1.81)          8,039             1.30           (0.61)              189
03/31/03              5.49              (22.24)          5,535             1.30           (0.44)              143
03/31/04              7.92               44.26           8,170             1.30           (0.66)               90
03/31/05              7.60               (4.04)          6,504             1.30            0.03               200

                                          Focus Growth Portfolio Class 2
10/16/00-
03/31/01+             7.19              (19.48)         10,972             1.45#++         0.06#++            195
03/31/02              7.05               (1.95)         33,720             1.45           (0.78)              189
03/31/03              5.47              (22.41)         33,763             1.45           (0.59)              143
03/31/04              7.88               44.06          68,443             1.45           (0.81)               90
03/31/05              7.55               (4.19)         67,731             1.45           (0.10)              200

                                          Focus Growth Portfolio Class 3
11/11/02-
03/31/03+             5.47               (4.04)             99             1.55#          (0.66)#             143
03/31/04              7.87               43.88           6,775             1.55           (0.75)               90
03/31/05              7.53               (4.32)         21,909             1.55           (0.07)              200

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 @   Commencement of Operations
 +   Inception date of class
++ The ratios reflect an expense cap of 1.30% and 1.45% for the Focus Growth Class 1 and Focus Growth Class 2, respectively, which are net of custody credits of (0.02%) and (0.02%), respectively, or waivers/reimbursements if applicable.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                              03/31/01    03/31/02   03/31/03   03/31/04    03/31/05
                                              --------    --------   --------   --------    --------
Strategic Fixed Income Portfolio Class 3         --%         --%         --%        --%       1.41%
Cash Management Portfolio Class 1              1.98          --       (0.01)     (0.03)         --
Cash Management Portfolio Class 2              0.80#         --       (0.02)     (0.03)         --
Cash Management Portfolio Class 3                --          --        0.03#     (0.01)         --
Focus Growth Portfolio Class 1                 0.58        0.22        0.18       0.05       (0.09)
Focus Growth Portfolio Class 2                 0.45        0.21        0.19       0.05       (0.09)
Focus Growth Portfolio Class 3                   --          --        0.26#      0.08       (0.09)

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                  Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+        $    10.00      $    (0.01)   $         (4.27)   $    (4.28)      $       --       $       --      $          --
03/31/02               5.72           (0.09)             (1.22)        (1.31)              --               --                 --
03/31/03               4.41           (0.04)             (1.53)        (1.57)              --               --                 --
03/31/04               2.84           (0.07)              2.30          2.23               --               --                 --
03/31/05               5.07           (0.06)              0.01         (0.05)              --               --                 --

                                                  Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+              2.85           (0.02)              0.01         (0.01)              --               --                 --
03/31/04               2.84           (0.07)              2.30          2.23               --               --                 --
03/31/05               5.07           (0.06)              0.00         (0.06)              --               --                 --

                                             Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+             10.00            0.01              (1.58)        (1.57)              --               --                 --
03/31/02               8.43           (0.03)             (0.08)        (0.11)              --               --                 --
03/31/03               8.32           (0.03)             (1.51)        (1.54)              --               --                 --
03/31/04               6.78           (0.03)              2.53          2.50               --               --                 --
03/31/05               9.28            0.02               0.03          0.05               --               --                 --

                                             Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+              6.96           (0.01)             (0.17)        (0.18)              --               --                 --
03/31/04               6.78           (0.03)              2.52          2.49               --               --                 --
03/31/05               9.27            0.01               0.02          0.03               --               --                 --

                                                   Focus Value Portfolio Class 2
10/01/01-
03/31/02+             10.00           (0.01)              1.80          1.79               --            (0.11)             (0.11)
03/31/03              11.68            0.07              (2.63)        (2.56)           (0.10)(1)        (0.25)             (0.35)
03/31/04               8.77            0.15               4.19          4.34               --               --                 --
03/31/05              13.11            0.05               1.45          1.50            (0.09)           (0.69)             (0.78)

                                                   Focus Value Portfolio Class 3
11/11/02-
03/31/03+              9.12              --                 --            --            (0.10)(1)        (0.25)             (0.35)
03/31/04               8.77            0.09               4.23          4.32               --               --                 --
03/31/05              13.09            0.03               1.46          1.49            (0.08)           (0.69)             (0.77)

                                                                                      RATIO OF
                     NET                                NET                             NET
                    ASSET                             ASSETS         RATIO OF        INVESTMENT
                    VALUE                             END OF        EXPENSES TO      INCOME TO
 PERIOD            END OF             TOTAL           PERIOD        AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**         (000'S)         ASSETS(2)      NET ASSETS(2)        TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                         Focus TechNet Portfolio Class 2
12/29/00-
03/31/01+        $    5.72              (42.80)%   $     5,860             1.65%#++       (0.51)%#++          160%
03/31/02              4.41              (22.90)         12,522             1.65@          (1.22)@             357
03/31/03              2.84              (35.60)         11,585             1.65           (1.46)              253
03/31/04              5.07               78.52          31,718             1.65           (1.55)              183
03/31/05              5.02               (0.99)         27,909             1.65           (1.16)              155

                                         Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+             2.84               (0.35)            100             1.68#          (1.52)#             253
03/31/04              5.07               78.52           3,830             1.75           (1.70)              183
03/31/05              5.01               (1.18)         11,321             1.75           (1.15)              155

                                    Focus Growth and Income Portfolio Class 2
12/29/00-
03/31/01+             8.43              (15.70)          6,435             1.45#++         0.28#++             71
03/31/02              8.32               (1.25)         21,393             1.45@          (0.37)@             187
03/31/03              6.78              (18.51)         19,142             1.45           (0.37)              180
03/31/04              9.28               36.87          49,277             1.45           (0.35)               84
03/31/05              9.33                0.54          49,049             1.45            0.18                77

                                    Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+             6.78               (2.59)            105             1.55#          (0.44)#             180
03/31/04              9.27               36.73           6,855             1.55           (0.35)               84
03/31/05              9.30                0.32          22,063             1.55            0.16                77

                                          Focus Value Portfolio Class 2
10/01/01-
03/31/02+            11.68               17.90          19,589             1.45#@         (0.27)#@             81
03/31/03              8.77              (22.00)         19,105             1.45            0.71               190
03/31/04             13.11               49.49          49,022             1.45            1.34               165
03/31/05             13.83               11.66          67,250             1.45            0.36               130

                                          Focus Value Portfolio Class 3
11/11/02-
03/31/03+             8.77               (0.12)            115             1.55#          (0.12)#             190
03/31/04             13.09               49.26           4,494             1.55            0.87               165
03/31/05             13.81               11.58          21,657             1.55            0.25               130

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does not include expense reimbursement and reductions.
 #   Annualized
 +   Inception date of class.
++ The ratios reflect an expense cap of 1.65%, and 1.45% for the Focus TechNet Class 2, and Focus Growth and Income Class 2, respectively, which are net of custody credits of (0.21%), and (0.20%), respectively, or waivers/reimbursements if applicable.
 @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.
(1)  Includes a tax return of capital of $0.03 per share.
(2) Net of the following reimbursements (recoupments) (based on average net assets):

                                              03/31/01#   03/31/02   03/31/03   03/31/04    03/31/05
                                              ---------   --------   --------   --------    --------
Focus TechNet Portfolio Class 2                 2.16%       1.32%      1.71%      0.52%       0.17%
Focus TechNet Portfolio Class 3                   --          --       1.74#      0.52        0.19
Focus Growth and Income Portfolio Class 2       2.90        1.02       0.68       0.25       (0.01)
Focus Growth and Income Portfolio Class 3         --          --       0.79#      0.27       (0.01)
Focus Value Portfolio Class 2                     --        1.09#      0.73       0.25       (0.02)
Focus Value Portfolio Class 3                     --          --       0.76#      0.27       (0.02)

See Notes to Financial Statements

                                                                                    DIVIDENDS
                                                                                    DECLARED         DIVIDENDS
                  NET ASSET          NET        NET REALIZED &                      FROM NET         FROM NET
                    VALUE        INVESTMENT      UNREALIZED       TOTAL FROM         INVEST-         REALIZED
 PERIOD           BEGINNING        INCOME      GAIN (LOSS) ON     INVESTMENT          MENT            GAIN ON           TOTAL
 ENDED            OF PERIOD        (LOSS)*       INVESTMENTS      OPERATIONS         INCOME         INVESTMENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                               Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@        $    10.00       $   (0.00)   $         (0.15)   $    (0.15)      $       --       $       --      $          --

                                           Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@             10.00           (0.00)             (0.17)        (0.17)              --               --                 --

                                              Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@             10.00           (0.00)             (0.15)        (0.15)              --               --                 --

                                              Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@             10.00           (0.00)             (0.14)        (0.14)              --               --                 --

                                                                                      RATIO OF
                     NET                                NET                             NET
                    ASSET                             ASSETS         RATIO OF        INVESTMENT
                    VALUE                             END OF        EXPENSES TO      INCOME TO
 PERIOD            END OF             TOTAL           PERIOD        AVERAGE NET        AVERAGE          PORTFOLIO
 ENDED             PERIOD           RETURN**         (000'S)         ASSETS(1)      NET ASSETS(1)        TURNOVER
-----------------------------------------------------------------------------------------------------------------
                                      Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@        $    9.85               (1.50)%   $     5,308             0.35%#         (0.35)%#              1%

                                  Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@             9.83               (1.70)          3,314             0.35#          (0.35)#               5

                                     Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@             9.85               (1.50)          3,388             0.35#          (0.35)#               0

                                     Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@             9.86               (1.40)          3,958             0.35#          (0.35)#               0

----------
 *   Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does not include expense reimbursements and reductions.
 @   Commencement of Operations
 #   Annualized
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                    03/31/05#
                                                    ---------
Allocation Growth Portfolio Class 3                   4.37%
Allocation Moderate Growth Portfolio Class 3          5.58
Allocation Moderate Portfolio Class 3                 5.32
Allocation Balanced Portfolio Class 3                 5.45

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the twenty-four portfolios constituting Seasons Series Trust (hereafter referred to as the "Trust") at March 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Houston, Texas
May 23, 2005

SEASONS SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENTS: The Board of Trustees (the "Board"), including the Trustees who are not interested persons of the Trust (the "Independent Trustees"), approved at a meeting held on December 15, 2004 the Agreement between the Trust and SAAMCo and the Investment Subadvisory Agreements (or amendments to existing subadvisory contracts) between SAAMCo and each of the following subadvisers: AIGGIC, Banc of America Capital Management, LLC ("BACAP"), Credit Suisse Asset Management LLC ("CSAM"), Franklin Advisers, Inc. ("Franklin"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus and Salomon Brothers Asset Management. ("Salomon"). The following is a list of the Portfolios that replaced or added subadvisers and the names of those subadvisers both prior to and after the December 15, 2004 meeting.

               PORTFOLIO                                 PRIOR SUBADVISERS                CURRENT SUBADVISERS
-------------------------------------------------------------------------------------------------------------
Allocation Balanced Portfolio                                 None*                           Ibbotson
Allocation Growth Portfolio
Allocation Moderate Portfolio
Allocation Moderate Growth
Portfolio (the "Allocation Portfolios")

Cash Management Portfolio                                    None**                             BACAP

Focus Growth Portfolio(1)                     Fred Alger Management, Inc. ("Alger")             CSAM
                                           Marsico Capital Management, LLC ("Marsico")          Janus
                                                             Salomon                           Marsico

Small Cap Portfolio(2)                                       AIGGIC                            AIGGIC
                                                Lord Abbett & Co. ("Lord Abbett")              Salomon
                                                             SAAMCo                            SAAMCo

Strategic Fixed Income Portfolio                              None*                            AIGGIC
                                                                                               Franklin
                                                                                                Salomon

  *  The Portfolio began operations on February 14, 2005.
 **  The Portfolio was previously advised by SAAMCo, the Trust's Adviser.
(1) Effective February 14, 2005, CSAM replaced Salomon and Janus replaced Alger as subadvisers to the Focus Growth Portfolio.
(2) Effective February 14, 2005, Salomon replaced Lord Abbett & Co. as a subadviser of the Small Cap Portfolio.

The amendments to the Agreement and Investment Subadvisory Agreements, and the new Investment Subadvisory Agreements are collectively referred to as the "Advisory Agreements." BACAP, CSAM, Franklin, Ibbotson, Janus and Salomon are collectively referred to as "Subadvisers" and each a "Subadviser."

The Board received materials relating to its consideration of the Advisory Agreements, including: (1) fees and expense ratios of each of the Cash Management Portfolio, Focus Growth Portfolio and Small Cap Portfolio, and fees of each of the newly created Allocation Portfolios and Strategic Fixed Income Portfolio (collectively, the "Portfolios" and each a "Portfolio") compared to such fees and expenses of a peer group of funds with similar investment objectives ("Peer Group"), as selected by Lipper, Inc., an independent provider of investment company data; (2) investment performance of the Cash Management Portfolio, Focus Growth Portfolio and Small Cap Portfolio compared to performance of funds in their Peer Group and against their benchmarks; (3) the nature and quality of services provided by SAAMCo and the Subadvisers; (4) the costs of services and the benefits derived by SAAMCo and the Subadvisers; (5) the terms of the Advisory Agreements; (6) whether the Portfolios will benefit from economies of scale; and (7) information regarding SAAMCo's and the Subadvisers' compliance history. The matters discussed below were considered separately by the Independent Trustees in an executive session during which experienced counsel that is independent of SAAMCo provided guidance to the Independent Trustees.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of Trustees, including the Independent Trustees, considered the nature, quality and extent of services to be provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, as well as general supervision of and coordination of the services provided by the Subadvisers. SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

With respect to the Allocation Portfolios, the Board considered that management had examined and interviewed several unaffiliated firms providing similar services as Ibbotson. With respect to the Strategic Fixed Income Portfolio and the Small Cap Portfolio, the Board considered performance history of other funds or accounts that are managed by Franklin, AIGGIC and Salomon in a similar style to what they will use to manage those Portfolios. The Board noted that a contributing factor for the change of Subadviser to the Small Cap Portfolio was Lord Abbett's continued underperformance and its unwillingness to shift its investment style. Management added that the new Subadviser offers a true value investment strategy with a solid performance record that it believed would improve the Portfolio's performance.

The Board reviewed the qualifications, background and responsibilities of each of the Subadviser's staff who would be responsible for providing investment management services to the Portfolios, including portfolio managers and research analysts.

The Board then reviewed the compliance and administrative services of SAAMCo and each Subadviser that support their investment advisory services provided or to be provided to the Portfolios and noted that such staff was sufficient to ensure a high level of quality.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide a high quality of investment management services.

FEES AND EXPENSES

The Board of Trustees, including the Independent Trustees, received and reviewed comparative information regarding the each Portfolios' fees, including actual management fees of the Cash Management, Focus Growth and Small Cap Portfolios, contractual management fees of the Allocation and Strategic Fixed Income Portfolios, actual subadvisory fees, non-management fees and expenses, and 12b-1 fees, if applicable, compared against such fees of funds in their respective Peer Groups. In addition, the Board of Trustees received and reviewed comparative information regarding the expense ratios of the Cash Management, Focus Growth and Small Cap Portfolios. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. The funds included in each Portfolio's Peer Group consisted of funds that were investment options under variable annuity contracts or variable life insurance contracts. The Board considered the following information based on the data provided by Lipper:

- ALLOCATION PORTFOLIOS. The proposed management fees and subadvisory fees for each of the Portfolios were lower than the median management fee of their Peer Groups, and in some cases, the lowest of all funds in their Peer Groups. The Board noted that since these Portfolios have not begun operations, they have no expense ratio or performance history to compare. The Board considered that each of the Portfolios will have an overlay management fee that is charged to the Portfolio in addition to the management fee charged by the underlying portfolios in which they invest. Management reviewed with the Board that investors would indirectly pay the underlying portfolios expense by investing in one of the Allocation Portfolios.

- CASH MANAGEMENT PORTFOLIO. The management fees and subadvisory fees are above the median management and subadvisory fees for funds in its Peer Group. Also, the Portfolio's expense ratio was above the median expense ratio in its Peer Group. The Board noted that the Portfolio's asset level of $75 million was small and that the Portfolio should experience lower fees and expenses as its assets grows. The Board noted that the subadvisory fee structure for this Portfolio had breakpoints that would come into effect once certain asset levels were attained, based on the aggregate assets under management by BACAP in this Portfolio and the SunAmerica Series Trust ("SAST") Cash Management Portfolio. The Board also noted that once the breakpoint level is attained, SAAMCo had agreed voluntarily to waive 5 basis points of its management fees and the Portfolio's total expenses would be at the median in its Peer Group.

- FOCUS GROWTH PORTFOLIO. The Board noted that Management was proposing the removal of two of the Portfolio's subadvisers, Alger and Salomon, and the approval of subadvisory agreements with CSAM and Janus, with Marsico continuing to manage one-third of the Portfolio's assets. The Board considered that the Portfolio's expense ratio was above the median expense ratio in its Peer Group. The Board considered that the subadvisory fees for the Portfolio would increase as a result of the change of subadvisers, but that such increase in subadvisory fees would be borne by SAAMCo. It was also noted that the Portfolio is changing from a large-cap growth strategy to a multi-cap growth strategy.

- SMALL CAP PORTFOLIO. The Board noted that Management was proposing the removal of one of the Portfolio's subadvisers and the approval of its replacement. Salomon. The Portfolio's management fees and subadvisory fees were below the median management and subadvisory fees in its Peer Group. The Portfolio's expense ratio was slightly above the median in its Peer Group. However, the Board noted that SAAMCo was subsidizing the Portfolio. The Board also noted that the change of subadviser would not effect the subadvisory fees.

- STRATEGIC FIXED INCOME PORTFOLIO. The management fees of the Portfolio were at the median in its Peer Group, although the subadvisory fees of the Portfolio were slightly above the median in its Peer Group, the Board noted that these fees are borne by SAAMCo and have no effect on the Portfolio's shareholders. The Board noted that since these Portfolios have not begun operations, they have no total expense ratio to compare.

On the basis of the information considered, the Board concluded that the advisory and subadvisory fee rates were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

INVESTMENT PERFORMANCE

The Board of Trustees, including the Independent Trustees, received and reviewed information regarding the investment performance of the Cash Management Portfolio, the Focus Growth Portfolio and the Small Cap Portfolio, compared against its benchmark and other funds in its Peer Group. The Board considered information prepared by Lipper, and information prepared by AIG SunAmerica Retirement Markets, Inc., based on information provided by Morningstar, an independent provider of investment company data. Generally, the performance information provided were the annualized returns for the period since inception, its one-, two-, three-, four- and five-year periods, for the period ended September 30, 2004. The funds included in each Portfolio's Peer Group were determined by SAAMCo. The Board noted:

- ALLOCATION PORTFOLIOS. The Portfolios had no performance data to analyze as each is a new portfolio.

- CASH MANAGEMENT PORTFOLIO. The Portfolio has underperformed its benchmark and other funds in its selected Peer Group for the one-, three- and five-year periods. The Board noted that the addition of BACAP as the Portfolio's subadviser is intended to address concerns about the Portfolio's underperformance, and that SAAMCo's agreement to voluntarily waive a portion of its management fee will decrease expenses thereby potentially affecting performance. The Board reviewed performance comparisons between the Portfolio and the SAST Cash Management Portfolio and noted that the SAST Cash Management Portfolio has outperformed the Portfolio for the one-, three- and five-year periods as of November 30, 2004.

- FOCUS GROWTH PORTFOLIO. The Portfolio has outperformed its benchmark and its Peer Group for the one- and three-year periods and the period since inception. The Board noted that the change of subadviser was not due to performance issues but because the Portfolio is to be managed as a multi-cap growth strategy, the Focused Multi-Cap Growth Portfolio, and not as a large-cap growth strategy. The change of subadvisers aligns the subadvisers of the Portfolio with those of the retail fund advised by SAAMCo with the same strategy.

- SMALL CAP PORTFOLIO. The Portfolio has underperformed its benchmark and Peer Group for the one- and two-year periods but has outperformed its benchmark and Peer Group for the three- and four-year periods. The change of subadvisers addresses concerns about performance issues with the previous subadviser, as well as realigns the recent investment style drift back to its core small company stock strategy.

- STRATEGIC FIXED INCOME PORTFOLIO. The Portfolio had no performance data to analyze, as it is a new portfolio.

The Board noted that the underperformance of the Cash Management Portfolio and Small Cap Portfolios was being addressed by Management's proposal to add or change subadvisers to those Portfolios. The Board considered that the performance generated by the Subadvisers was satisfactory and that Management was addressing concerns where a Portfolio was underperforming.

COST OF SERVICES AND BENEFITS DERIVED

With respect to SAAMCo and the Subadvisers, the Board of Trustees, including the Independent Trustees, considered the direct and indirect costs and benefits of providing their services to the Trust. This included reviewing SAAMCo's financial condition and its profitability, to the extent available, with respect to the services it provides to the Portfolios. It was noted that certain Subadvisers do not make financial information available because they consider it proprietary. In other instances, it was noted that certain Subadvisers' financial information was not available because it was a subsidiary of a company that prepares financial statements on a consolidated basis. In instances where financial information was provided, the Board reviewed the financial information and noted that SAAMCo and the Subadvisers or Subadvisers' parent entities were of a satisfactory financial condition. Furthermore, because the Trust's relationship with SAAMCo (with respect to the Strategic Fixed Income and Allocation Portfolios) is new, there was no historical profitability to review with respect to its management of the Portfolios.

With respect to indirect costs and benefits, the Board was informed, based on management's judgement, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust are inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Trust are DE MINIMIS and do not impact upon the reasonableness of the advisory fee. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

TERMS OF ADVISORY AGREEMENTS

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreements including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Independent Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Agreements.

ECONOMIES OF SCALE

The Board of Trustees, including the Independent Trustees, considered whether the Trust has benefited from economies of scale and whether there is potential for future realization of economies of scale with respect to the Portfolios. It was noted that of the Portfolios, the advisory fees of the Small Cap Portfolio and Cash Management Portfolio had breakpoints, though the Small Cap Portfolio had not reached the asset level to take advantage of such breakpoints. With respect to the Cash Management Portfolio, the Board noted that if the Agreement is approved, the Portfolio will meet its first breakpoint in its subadvisory fee based upon the aggregation of the Portfolio's assets and the SunAmerica Series Trust Cash Management Portfolio's assets. The Board noted that the total expenses of the Allocation Portfolios (including the expenses of the underlying portfolios) contains breakpoints at the advisory and subadvisory fee level and should drop as it achieves economies of scale with increases in assets. The Board concluded that the advisory fee structure at the advisory and subadvisory level was reasonable and that no changes were currently necessary to further reflect economies of scale.

COMPLIANCE

The Board reviewed SAAMCo's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning SunAmerica's and each Subadviser's compliance staff who would be responsible for providing compliance functions on behalf of the Portfolios.

CONCLUSIONS

In reaching its decision to recommend the approval of the Advisory Agreements, the Board did not identify any single factor as being of principal significance, but based its recommendation on each of the factors it considered. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under the Advisory Agreements.

Based upon its review of the Advisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreements are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory and subadvisory fee rates provided in the Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

SEASONS SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (UNAUDITED)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                            TERM OF                                                IN FUND
        NAME,                             OFFICE AND                                               COMPLEX       OTHER DIRECTORSHIPS
     ADDRESS AND        POSITION HELD     LENGTH OF            PRINCIPAL OCCUPATION(S)            OVERSEEN              HELD
   DATE OF BIRTH*        WITH TRUST     TIME SERVED(4)           DURING PAST 5 YEARS            BY TRUSTEE(1)       BY TRUSTEE(3)
---------------------   -------------   --------------   ------------------------------------   -------------   --------------------
DISINTERESTED TRUSTEE

Carl D. Covitz             Trustee       2001-Present    Owner and President, Landmark               56         Director, Kayne
DOB: March 31, 1939                                      Capital, Inc. (since 1973)                             Anderson Mutual
                                                                                                                Funds (since 1995);
                                                                                                                Director, Arden
                                                                                                                Realty, Inc. (since
                                                                                                                1995).

Monica C. Lozano           Trustee       1998-Present    President and Chief Operating               56         Trustee, University
DOB: July 21, 1956                                       Officer (since 2000) La Opinion                        of Southern
                                                         (newspaper publishing concern),                        California (since
                                                         Associate Publisher (1991-1999) and                    1991); Director,
                                                         Executive Editor (1995-1999) thereof                   California
                                                                                                                Healthcare
                                                                                                                Foundation (since
                                                                                                                1998); Director,
                                                                                                                Tenet Healthcare
                                                                                                                Corporation (since
                                                                                                                2002); Director, The
                                                                                                                Walt Disney Company
                                                                                                                (since 2000);
                                                                                                                Director, Union
                                                                                                                Bank of California
                                                                                                                (since 2001).

Gilbert T. Ray             Trustee       2001-Present    Retired Partner, O'Melveny & Myers          56         Director, Advanced
DOB: September 18, 1944                                  LLP (since 2000); and Attorney                         Auto Parts, Inc.
                                                         (1972-2000) thereof                                    (retail, automotive
                                                                                                                supply stores)
                                                                                                                (since 2002);
                                                                                                                Director, Watts,
                                                                                                                Wyatt & Company
                                                                                                                (services --
                                                                                                                management
                                                                                                                consulting services)
                                                                                                                (since 2000).

Allan L. Sher              Trustee       1997-Present    Retired Brokerage Executive                 56         Director, Bowl
DOB: October 19, 1931                                    (since 1992)                                           America Incorporated
                                                                                                                (1997-Present).

Bruce G. Willison          Trustee       2001-Present    Dean, Anderson School at UCLA               56         Director, Nordstrom,
DOB: October 16, 1948                                    (since 1999)                                           Inc. (since 1997);
                                                                                                                Director, Homestore,
                                                                                                                Inc. (real estate
                                                                                                                agents and managers
                                                                                                                (since 2003);
                                                                                                                Healthnet
                                                                                                                International, Inc.
                                                                                                                (business services)
                                                                                                                (since 2000).

INTERESTED TRUSTEE

Jana W. Greer(2)           Trustee and     2001-Present  President, AIG SunAmerica Retirement        56         Director, National
DOB: December 30, 1951     Chairman                      Markets, Inc. (since 1996);                            Association for
                                                         Senior Vice President and Director,                    Variable Annuities
                                                         AIG Retirement Services, Inc. (since                   (since 1999).
                                                         1991)

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                            TERM OF                                                IN FUND
        NAME,                             OFFICE AND                                               COMPLEX       OTHER DIRECTORSHIPS
     ADDRESS AND        POSITION HELD     LENGTH OF            PRINCIPAL OCCUPATION(S)             OVERSEEN              HELD
   DATE OF BIRTH*        WITH TRUST     TIME SERVED(4)           DURING PAST 5 YEARS            BY TRUSTEE(1)       BY TRUSTEE(3)
---------------------   -------------   --------------   ------------------------------------   -------------   --------------------
OFFICERS

Vincent M. Marra          President      2004-Present    Senior Vice President and Chief             N/A                N/A
DOB: May 28, 1950                                        Operating Officer, SAAMCo
                                                         (February 2003 to Present); Chief
                                                         Administrative Officer and Chief
                                                         Financial Officer, Carret & Co., LLC
                                                         (June 2002 to February 2003);
                                                         President, Bowne Digital Solutions
                                                         (1999 to May 2002).

Donna M. Handel           Treasurer      2002-Present    Assistant Treasurer (1993 to 1997);         N/A                N/A
DOB: June 25, 1966                                       Senior Vice President, SAAMCo
                                                         (December 2004 to Present); Vice
                                                         President, SAAMCo (1997 to
                                                         December 2004).

Nori L. Gabert            Secretary       March 2005     Vice President and Deputy General           N/A                N/A
AIG Sun America Asset                                    Counsel, SAAMCo (2001 to present);
Management Corp.                                         Formerly, Associate General Counsel,
2929 Allen Parkway                                       American General Corporation,
Houston, Texas 77019                                     (1997-2001).
DOB: August 15, 1953

----------
* The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), and VALIC Company II (15 funds) and AIG Series Trust (4 funds).
(2) Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "Public Company") registered under the investment act of 1940.
(4)  Trustees serve until their successors are duly elected and qualified.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for its first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. Once filed, the Trust's Form N-Q will be available without charge on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330) (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional information, may be obtained without charge upon request, by calling 1-800-445-SUN2. This information is also available from the EDGAR database on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD ON SEASONS SERIES TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust voted proxies relating to securities held in the Seasons Series Trust during the twelve month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-445-SUN2 or on the SEC's website at http://www.sec.gov.

SEASONS SERIES TRUST

SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the fiscal year ended March 31, 2005.

During the fiscal year ended March 31, 2005 the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                                      NET            NET             NET                     QUALIFYING % FOR THE
                                         TOTAL     INVESTMENT     SHORT-TERM      LONG-TERM       RETURN        70% DIVIDENDS
                                       DIVIDENDS     INCOME     CAPITAL GAINS   CAPITAL GAINS   OF CAPITAL   RECEIVED DEDUCTIONS
                                       ---------   ----------   -------------   -------------   ----------   --------------------
Multi-Managed Growth - Class 1         $    0.07   $     0.07   $          --   $          --   $       --                  52.25%
Multi-Managed Growth - Class 2              0.05         0.05              --              --           --                  52.25
Multi-Managed Growth - Class 3              0.04         0.04              --              --           --                  52.25
Multi-Managed Moderate
   Growth - Class 1                         0.13         0.13              --              --           --                  11.71
Multi-Managed Moderate
   Growth - Class 2                         0.11         0.11              --              --           --                  11.71
Multi-Managed Moderate
   Growth - Class 3                         0.10         0.10              --              --           --                  11.71
Multi-Managed Income/Equity -
   Class 1                                  0.24         0.24              --              --           --                   8.83
Multi-Managed Income/Equity -
   Class 2                                  0.22         0.22              --              --           --                   8.83
Multi-Managed Income/Equity -
   Class 3                                  0.21         0.21              --              --           --                   8.83
Multi-Managed Income - Class 1              0.32         0.32              --              --           --                   4.02
Multi-Managed Income - Class 2              0.30         0.30              --              --           --                   4.02
Multi-Managed Income - Class 3              0.29         0.29              --              --           --                   4.02
Asset Allocation: Diversified
   Growth - Class 1                         0.13         0.13              --              --           --                  57.33
Asset Allocation: Diversified
   Growth - Class 2                         0.11         0.11              --              --           --                  57.33
Asset Allocation: Diversified
   Growth - Class 3                         0.10         0.10              --              --           --                  57.33
Stock - Class 1                               --           --              --              --           --                     --
Stock - Class 2                               --           --              --              --           --                     --
Stock - Class 3                               --           --              --              --           --                     --
Large Cap Growth - Class 1                    --           --              --              --           --                     --
Large Cap Growth - Class 2                    --           --              --              --           --                     --
Large Cap Growth - Class 3                    --           --              --              --           --                     --
Large Cap Composite - Class 1               0.02         0.02              --              --           --                  98.63
Large Cap Composite - Class 2               0.01         0.01              --              --           --                  98.63
Large Cap Composite - Class 3               0.00         0.00              --              --           --                  98.63
Large Cap Value - Class 1                   0.09         0.09              --              --           --                  92.42
Large Cap Value - Class 2                   0.07         0.07              --              --           --                  92.42
Large Cap Value - Class 3                   0.06         0.06              --              --           --                  92.42
Mid Cap Growth - Class 1                      --           --              --              --           --                     --
Mid Cap Growth - Class 2                      --           --              --              --           --                     --
Mid Cap Growth - Class 3                      --           --              --              --           --                     --
Mid Cap Value - Class 1                     0.37         0.07            0.06            0.24           --                  51.78
Mid Cap Value - Class 2                     0.35         0.05            0.06            0.24           --                  51.78
Mid Cap Value - Class 3                     0.33         0.03            0.06            0.24           --                  51.78

                                                      NET            NET             NET                     QUALIFYING % FOR THE
                                         TOTAL     INVESTMENT     SHORT-TERM      LONG-TERM       RETURN        70% DIVIDENDS
                                       DIVIDENDS     INCOME     CAPITAL GAINS   CAPITAL GAINS   OF CAPITAL   RECEIVED DEDUCTIONS
                                       ---------   ----------   -------------   -------------   ----------   --------------------
Small Cap - Class 1                    $      --   $       --   $          --   $          --   $       --                     --%
Small Cap - Class 2                           --           --              --              --           --                     --
Small Cap - Class 3                           --           --              --              --           --                     --
International Equity - Class 1              0.10         0.10              --              --           --                     --
International Equity - Class 2              0.09         0.09              --              --           --                     --
International Equity - Class 3              0.08         0.08              --              --           --                     --
Diversified Fixed Income -
   Class 1                                  0.34         0.33              --            0.01           --                   0.65
Diversified Fixed Income -
   Class 2                                  0.33         0.32              --            0.01           --                   0.65
Diversified Fixed Income -
   Class 3                                  0.31         0.30              --            0.01           --                   0.65
Cash Management - Class 1                   0.04         0.04              --              --           --                     --
Cash Management - Class 2                   0.02         0.02              --              --           --                     --
Cash Management - Class 3                   0.01         0.01              --              --           --                     --
Strategic Fixed Income - Class 3              --           --              --              --           --                     --
Focus Growth - Class 1                        --           --              --              --           --                     --
Focus Growth - Class 2                        --           --              --              --           --                     --
Focus Growth - Class 3                        --           --              --              --           --                     --
Focus TechNet - Class 2                       --           --              --              --           --                     --
Focus TechNet - Class 3                       --           --              --              --           --                     --
Focus Growth and Income -
   Class 2                                    --           --              --              --           --                     --
Focus Growth and Income -
   Class 3                                    --           --              --              --           --                     --
Focus Value - Class 2                       0.78         0.09            0.69              --           --                     --
Focus Value - Class 3                       0.77         0.08            0.69              --           --                     --
Allocation Growth -
   Class 3                                    --           --              --              --           --                     --
Allocation Moderate Growth -
   Class 3                                    --           --              --              --           --                     --
Allocation Moderate -
   Class 3                                    --           --              --              --           --                     --
Allocation Balanced -
   Class 3                                    --           --              --              --           --                     --

----------
     * Short-term capital gains are treated as ordinary income for tax purposes.
          The International Equity Portfolio makes an election under Internal Revenue Code Section 855 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2005 was $135,211. The gross foreign source income for information reporting is $1,688,648.

SEASONS SERIES TRUST

INDIVIDUAL PORTFOLIO REVIEWS

To help you better understand the investment management of the SEASONS FAMILY OF VARIABLE ANNUITIES, we have included on the following pages investment comments regarding 19 out of the 24 investment portfolios of the Season Series Trust, the underlying investments of the SEASONS FAMILY of variable annuities. Each SEASONS STRATEGY invests in a different allocation of these underlying portfolios (not all portfolios are included in each STRATEGY):

1.    Multi-Managed Growth Portfolio
2.    Multi-Managed Moderate Growth Portfolio
3.    Multi-Managed Income/Equity Portfolio
4.    Multi-Managed Income Portfolio
5.    Asset Allocation: Diversified Growth Portfolio
6.    Stock Portfolio

SEASONS SELECT PORTFOLIOS

7.    Large Cap Growth Portfolio
8.    Large Cap Composite Portfolio
9.    Large Cap Value Portfolio
10.   Mid Cap Growth Portfolio
11.   Mid Cap Value Portfolio
12.   Small Cap Portfolio
13.   International Equity Portfolio
14.   Diversified Fixed Income Portfolio
15.   Cash Management Portfolio

FOCUSED PORTFOLIOS

16.   Focus Growth Portfolio
17.   Focus TechNet Portfolio
18.   Focus Growth and Income Portfolio
19.   Focus Value Portfolio

Asset allocations for each STRATEGY, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the SEASONS STRATEGIES as well as their underlying portfolios, please refer to your prospectus.

SEASONS SELECT Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The FOCUSED Portfolios invest in a highly concentrated group of 30 securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2005. Descriptions of these market indices are provided next to the individual graphs.

PLEASE NOTE THAT THE GRAPHS AND TABLES THAT ACCOMPANY THE FOLLOWING INVESTMENT COMMENTS SHOW THE PERFORMANCE OF THE PORTFOLIO AT THE SEASONS SERIES TRUST LEVEL. THE RETURNS SHOWN REPRESENT CLASS 1 SHARES, UNLESS OTHERWISE NOTED, AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY CONTRACT, AND NO CONTINGENT DEFERRED SALES CHARGE. THE RETURNS FOR CLASS 2 AND CLASS 3 SHARES DIFFER FROM CLASS 1 ONLY TO THE EXTENT THAT CLASS 2 AND CLASS 3 SHARES ARE SUBJECT TO 12b-1 FEES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES.

INVESTMENTS IN STOCKS AND BONDS ARE SUBJECT TO RISK, INCLUDING STOCK MARKET AND INTEREST RATE FLUCTUATIONS. INVESTMENTS IN NON-U.S. STOCKS ARE SUBJECT TO ADDITIONAL RISKS, INCLUDING POLITICAL AND SOCIAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND ACCOUNTING STANDARDS, AND LIMITED PUBLIC INFORMATION. MORTGAGE-BACKED SECURITIES ARE SUBJECT TO PREPAYMENT, WHICH CAN RESULT IN REINVESTMENT OF PRINCIPAL AT LOWER YIELDS. MONEY MARKET INSTRUMENTS GENERALLY OFFER STABILITY AND INCOME, BUT AN INVESTMENT IN THESE SECURITIES, LIKE INVESTMENTS IN OTHER PORTFOLIOS, ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER FEDERAL GOVERNMENT ENTITY.

MULTI-MANAGED GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       AIG SunAmerica Asset Management Corp.
                          Janus Capital Management, LLC
                          Wellington Management Company, LLP

Managed Components:       Aggressive Growth, Growth, Balanced, and Fixed Income

[CHART]

GROWTH OF A $10,000 INVESTMENT

                  MULTI-MANAGED            LEHMAN BROTHERS                                   BLENDED BENCHMARK       S&P 500(R)
                  GROWTH CLASS 1     U.S. AGGREGATE BOND INDEX(1)    RUSSELL 2000 INDEX(1)       INDEX(1)             INDEX(1)
4/15/1997        $     10,000               $     10,000                 $     10,000          $     10,000        $     10,000
4/30/1997        $     10,180               $     10,104                 $     10,073          $     10,361        $     10,624
5/31/1997        $     10,800               $     10,200                 $     11,194          $     10,941        $     11,270
6/30/1997        $     10,990               $     10,321                 $     11,673          $     11,320        $     11,775
7/31/1997        $     11,880               $     10,600                 $     12,217          $     11,968        $     12,711
8/31/1997        $     11,530               $     10,510                 $     12,496          $     11,655        $     12,000
9/30/1997        $     12,100               $     10,665                 $     13,411          $     12,199        $     12,657
10/31/1997       $     11,830               $     10,820                 $     12,822          $     11,933        $     12,235
11/30/1997       $     11,870               $     10,870                 $     12,739          $     12,215        $     12,801
12/31/1997       $     11,947               $     10,980                 $     12,962          $     12,399        $     13,020
1/31/1998        $     12,059               $     11,120                 $     12,757          $     12,473        $     13,164
2/28/1998        $     12,684               $     11,111                 $     13,700          $     13,115        $     14,113
3/31/1998        $     13,155               $     11,149                 $     14,265          $     13,578        $     14,835
4/30/1998        $     13,411               $     11,207                 $     14,344          $     13,683        $     14,984
5/31/1998        $     13,104               $     11,313                 $     13,572          $     13,452        $     14,727
6/30/1998        $     13,810               $     11,410                 $     13,600          $     13,768        $     15,325
7/31/1998        $     13,697               $     11,434                 $     12,499          $     13,480        $     15,162
8/31/1998        $     12,059               $     11,620                 $     10,072          $     12,024        $     12,973
9/30/1998        $     12,950               $     11,892                 $     10,861          $     12,682        $     13,804
10/31/1998       $     13,349               $     11,829                 $     11,303          $     13,294        $     14,926
11/30/1998       $     14,138               $     11,896                 $     11,896          $     13,865        $     15,830
12/31/1998       $     15,705               $     11,932                 $     12,632          $     14,456        $     16,741
1/31/1999        $     17,129               $     12,017                 $     12,800          $     14,832        $     17,441
2/28/1999        $     16,422               $     11,806                 $     11,763          $     14,287        $     16,900
3/31/1999        $     17,887               $     11,871                 $     11,947          $     14,646        $     17,576
4/30/1999        $     18,449               $     11,909                 $     13,017          $     15,211        $     18,256
5/31/1999        $     17,648               $     11,804                 $     13,207          $     15,038        $     17,826
6/30/1999        $     18,594               $     11,767                 $     13,804          $     15,587        $     18,814
7/31/1999        $     18,002               $     11,717                 $     13,426          $     15,237        $     18,228
8/31/1999        $     18,241               $     11,711                 $     12,929          $     15,085        $     18,137
9/30/1999        $     18,646               $     11,847                 $     12,932          $     14,924        $     17,641
10/31/1999       $     19,602               $     11,891                 $     12,984          $     15,433        $     18,757
11/30/1999       $     21,182               $     11,890                 $     13,759          $     15,779        $     19,139
12/31/1999       $     24,461               $     11,833                 $     15,317          $     16,590        $     20,265
1/31/2000        $     24,238               $     11,794                 $     15,071          $     16,099        $     19,247
2/29/2000        $     26,819               $     11,937                 $     17,560          $     16,529        $     18,883
3/31/2000        $     26,658               $     12,094                 $     16,402          $     17,196        $     20,730
4/30/2000        $     25,019               $     12,059                 $     15,415          $     16,714        $     20,106
5/31/2000        $     23,716               $     12,053                 $     14,516          $     16,343        $     19,694
6/30/2000        $     25,355               $     12,304                 $     15,782          $     16,927        $     20,179
7/31/2000        $     24,573               $     12,416                 $     15,274          $     16,726        $     19,864
8/31/2000        $     26,372               $     12,596                 $     16,440          $     17,579        $     21,098
9/30/2000        $     25,367               $     12,675                 $     15,956          $     17,034        $     19,984
10/31/2000       $     24,176               $     12,759                 $     15,244          $     16,877        $     19,899
11/30/2000       $     21,557               $     12,968                 $     13,679          $     15,928        $     18,330
12/31/2000       $     21,921               $     13,209                 $     14,854          $     16,323        $     18,420
1/31/2001        $     22,391               $     13,424                 $     15,627          $     16,862        $     19,074
2/28/2001        $     19,709               $     13,541                 $     14,602          $     15,897        $     17,334
3/31/2001        $     18,421               $     13,609                 $     13,888          $     15,251        $     16,236
4/30/2001        $     19,997               $     13,552                 $     14,974          $     16,078        $     17,498
5/31/2001        $     19,785               $     13,633                 $     15,342          $     16,239        $     17,615
6/30/2001        $     19,315               $     13,685                 $     15,872          $     16,167        $     17,187
7/31/2001        $     18,694               $     13,991                 $     15,013          $     16,009        $     17,017
8/31/2001        $     17,558               $     14,152                 $     14,528          $     15,445        $     15,952
9/30/2001        $     16,164               $     14,317                 $     12,572          $     14,443        $     14,664
10/31/2001       $     16,558               $     14,616                 $     13,308          $     14,834        $     14,944
11/30/2001       $     17,361               $     14,414                 $     14,338          $     15,589        $     16,090
12/31/2001       $     17,535               $     14,322                 $     15,223          $     15,825        $     16,231
1/31/2002        $     17,182               $     14,438                 $     15,065          $     15,709        $     15,994
2/28/2002        $     16,525               $     14,578                 $     14,652          $     15,510        $     15,686
3/31/2002        $     16,990               $     14,336                 $     15,830          $     15,988        $     16,276
4/30/2002        $     16,301               $     14,614                 $     15,974          $     15,607        $     15,289
5/31/2002        $     16,076               $     14,738                 $     15,265          $     15,446        $     15,176
6/30/2002        $     15,147               $     14,865                 $     14,508          $     14,768        $     14,095
7/31/2002        $     14,249               $     15,045                 $     12,317          $     13,783        $     12,996
8/31/2002        $     14,361               $     15,299                 $     12,285          $     13,886        $     13,082
9/30/2002        $     13,816               $     15,547                 $     11,403          $     12,978        $     11,660
10/31/2002       $     14,249               $     15,476                 $     11,769          $     13,628        $     12,686
11/30/2002       $     14,826               $     15,472                 $     12,819          $     13,628        $     13,433
12/31/2002       $     14,288               $     15,791                 $     12,105          $     14,280        $     12,644
1/31/2003        $     14,109               $     15,805                 $     11,770          $     13,773        $     12,313
2/28/2003        $     14,011               $     16,023                 $     11,414          $     13,516        $     12,128
3/31/2003        $     14,174               $     16,011                 $     11,561          $     13,382        $     12,245
4/30/2003        $     14,973               $     16,143                 $     12,658          $     13,480        $     13,253
5/31/2003        $     15,787               $     16,444                 $     14,016          $     14,332        $     13,951
6/30/2003        $     15,967               $     16,412                 $     14,270          $     15,096        $     14,129
7/31/2003        $     16,032               $     15,860                 $     15,162          $     15,242        $     14,378
8/31/2003        $     16,472               $     15,965                 $     15,858          $     15,431        $     14,658
9/30/2003        $     16,309               $     16,388                 $     15,565          $     15,754        $     14,503
10/31/2003       $     17,026               $     16,235                 $     16,872          $     15,723        $     15,323
11/30/2003       $     17,156               $     16,274                 $     17,471          $     16,402        $     15,457
12/31/2003       $     17,557               $     16,439                 $     17,825          $     16,602        $     16,268
1/31/2004        $     17,837               $     16,572                 $     18,600          $     17,159        $     16,566
2/29/2004        $     18,034               $     16,751                 $     18,766          $     17,507        $     16,796
3/31/2004        $     18,133               $     16,877                 $     18,941          $     17,713        $     16,543
4/30/2004        $     17,573               $     16,437                 $     17,976          $     17,646        $     16,284
5/31/2004        $     17,754               $     16,372                 $     18,262          $     17,202        $     16,507
6/30/2004        $     18,051               $     16,464                 $     19,031          $     17,358        $     16,828
7/31/2004        $     17,179               $     16,627                 $     17,749          $     17,704        $     16,271
8/31/2004        $     17,228               $     16,944                 $     17,658          $     17,214        $     16,337
9/30/2004        $     17,722               $     16,990                 $     18,487          $     17,321        $     16,514
10/31/2004       $     17,968               $     17,133                 $     18,851          $     17,592        $     16,766
11/30/2004       $     18,824               $     16,996                 $     20,486          $     17,839        $     17,444
12/31/2004       $     19,393               $     17,153                 $     21,092          $     18,479        $     18,038
1/31/2005        $     19,145               $     17,260                 $     20,212          $     18,956        $     17,598
2/28/2005        $     19,526               $     17,158                 $     20,555          $     18,595        $     17,968
3/31/2005        $     19,244               $     17,070                 $     19,966          $     18,525        $     17,650

MULTI-MANAGED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*      CLASS 2*     CLASS 3*
1-Year                        6.13%         5.90%        5.80%
5-Year                       -6.31%          N/A          N/A
Since Inception               8.57%        -5.05%       12.51%

*    Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Blended Benchmark Index consists of 51% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 27% Lehman Brothers U.S. Aggregate Bond Index, 20% Russell 2000 Index, and 2% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Multi-Managed Growth Portfolio Class 1 shares posted a return of 6.13% for the twelve-month period ending March 31, 2005, compared to a return of 4.98% for the blended Index and a gain of 6.69% for the S&P 500 Index.

The equity component of the Portfolio benefited from strong stock selection across most economic sectors, and especially in health care and information technology. The success of APPLE COMPUTER, INC.'S iPod and state of the art personal computer systems drove the strongest gains in the Portfolio with returns in excess of 200% for the reporting period. Health insurers UNITEDHEALTH GROUP, INC. and AETNA, INC. also delivered robust returns for the period, as did Internet service provider YAHOO, INC. Individual issue selection was also strong in the energy and industrials sectors, led by HORNBECK OFFSHORE SERVICES and AMETEK, INC., respectively. In addition, the Portfolio benefited from underweight positions in the consumer staples and financials sectors.

Equity sector selection had a negative cumulative impact on the overall Portfolio. A sizable overweight position in the information technology sector generated the bulk of the underperformance as technology was the poorest performing sector in the S&P 500 Index. Underweights in energy and utilities, the two best performing sectors in the index, also hurt. While stock selection was generally strong, positions in biotechnology company FOREST LABS, INC., and information technology companies including APPLIED MATERIALS, INC., FILENET CORP. and CISCO SYSTEMS, INC. detracted from results during the reporting period.

Strong issue selection powered performance for the fixed income component of the Portfolio. Individual credit selection in investment-grade issues, as well as the below-investment grade high yield sector was strong and made substantial contributions to performance. While sector selection detracted modestly during the reporting period, the Portfolio benefited from exposure to the lower-rated credit sectors, and especially high-yield and non-U.S. debt issues.

               Past Performance is no guarantee of future results.

MULTI-MANAGED MODERATE GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth, with capital preservation as a
                          secondary objective

PORTFOLIO MANAGERS:       AIG SunAmerica Asset Management Corp.
                          Janus Capital Management, LLC
                          Wellington Management Company, LLP

Managed Components:       Aggressive Growth, Growth, Balanced, and Fixed Income

[CHART]

GROWTH OF A $10,000 INVESTMENT

                  MULTI-MANAGED
                     MODERATE              LEHMAN BROTHERS                                   BLENDED BENCHMARK       S&P 500(R)
                  GROWTH CLASS 1     U.S. AGGREGATE BOND INDEX(1)    RUSSELL 2000 INDEX(1)       INDEX(1)             INDEX(1)
4/15/1997        $     10,000               $     10,000                 $     10,000          $     10,000        $     10,000
4/30/1997        $     10,160               $     10,104                 $     10,073          $     10,294        $     10,624
5/31/1997        $     10,700               $     10,200                 $     11,194          $     10,780        $     11,270
6/30/1997        $     10,890               $     10,321                 $     11,673          $     11,101        $     11,775
7/31/1997        $     11,620               $     10,600                 $     12,217          $     11,656        $     12,711
8/31/1997        $     11,330               $     10,510                 $     12,496          $     11,416        $     12,000
9/30/1997        $     11,830               $     10,665                 $     13,411          $     11,875        $     12,657
10/31/1997       $     11,610               $     10,820                 $     12,822          $     11,705        $     12,235
11/30/1997       $     11,650               $     10,870                 $     12,739          $     11,920        $     12,801
12/31/1997       $     11,753               $     10,980                 $     12,962          $     12,087        $     13,020
1/31/1998        $     11,845               $     11,120                 $     12,757          $     12,170        $     13,164
2/28/1998        $     12,317               $     11,111                 $     13,700          $     12,661        $     14,113
3/31/1998        $     12,686               $     11,149                 $     14,265          $     13,020        $     14,835
4/30/1998        $     12,881               $     11,207                 $     14,344          $     13,112        $     14,984
5/31/1998        $     12,666               $     11,313                 $     13,572          $     12,953        $     14,727
6/30/1998        $     13,199               $     11,410                 $     13,600          $     13,205        $     15,325
7/31/1998        $     13,107               $     11,434                 $     12,499          $     12,972        $     15,162
8/31/1998        $     11,917               $     11,620                 $     10,072          $     11,899        $     12,973
9/30/1998        $     12,645               $     11,892                 $     10,861          $     12,474        $     13,804
10/31/1998       $     12,932               $     11,829                 $     11,303          $     12,923        $     14,926
11/30/1998       $     13,548               $     11,896                 $     11,896          $     13,373        $     15,830
12/31/1998       $     14,699               $     11,932                 $     12,632          $     13,832        $     16,741
1/31/1999        $     15,744               $     12,017                 $     12,800          $     14,127        $     17,441
2/28/1999        $     15,138               $     11,806                 $     11,763          $     13,651        $     16,900
3/31/1999        $     16,204               $     11,871                 $     11,947          $     13,929        $     17,576
4/30/1999        $     16,612               $     11,909                 $     13,017          $     14,378        $     18,256
5/31/1999        $     16,006               $     11,804                 $     13,207          $     14,234        $     17,826
6/30/1999        $     16,664               $     11,767                 $     13,804          $     14,631        $     18,814
7/31/1999        $     16,236               $     11,717                 $     13,426          $     14,361        $     18,228
8/31/1999        $     16,382               $     11,711                 $     12,929          $     14,236        $     18,137
9/30/1999        $     16,675               $     11,847                 $     12,932          $     14,160        $     17,641
10/31/1999       $     17,344               $     11,891                 $     12,984          $     14,533        $     18,757
11/30/1999       $     18,473               $     11,890                 $     13,759          $     14,802        $     19,139
12/31/1999       $     20,772               $     11,833                 $     15,317          $     15,405        $     20,265
1/31/2000        $     20,568               $     11,794                 $     15,071          $     15,047        $     19,247
2/29/2000        $     22,430               $     11,937                 $     17,560          $     15,464        $     18,883
3/31/2000        $     22,346               $     12,094                 $     16,402          $     15,942        $     20,730
4/30/2000        $     21,216               $     12,059                 $     15,415          $     15,569        $     20,106
5/31/2000        $     20,351               $     12,053                 $     14,516          $     15,283        $     19,694
6/30/2000        $     21,637               $     12,304                 $     15,782          $     15,801        $     20,179
7/31/2000        $     21,120               $     12,416                 $     15,274          $     15,678        $     19,864
8/31/2000        $     22,442               $     12,596                 $     16,440          $     16,360        $     21,098
9/30/2000        $     21,769               $     12,675                 $     15,956          $     15,991        $     19,984
10/31/2000       $     20,928               $     12,759                 $     15,244          $     15,883        $     19,899
11/30/2000       $     19,234               $     12,968                 $     13,679          $     15,227        $     18,330
12/31/2000       $     19,653               $     13,209                 $     14,854          $     15,612        $     18,420
1/31/2001        $     20,008               $     13,424                 $     15,627          $     16,077        $     19,074
2/28/2001        $     18,219               $     13,541                 $     14,602          $     15,392        $     17,334
3/31/2001        $     17,338               $     13,609                 $     13,888          $     14,920        $     16,236
4/30/2001        $     18,389               $     13,552                 $     14,974          $     15,544        $     17,498
5/31/2001        $     18,275               $     13,633                 $     15,342          $     15,693        $     17,615
6/30/2001        $     17,949               $     13,685                 $     15,872          $     15,671        $     17,187
7/31/2001        $     17,580               $     13,991                 $     15,013          $     15,610        $     17,017
8/31/2001        $     16,799               $     14,152                 $     14,528          $     15,225        $     15,952
9/30/2001        $     15,790               $     14,317                 $     12,572          $     14,466        $     14,664
10/31/2001       $     16,174               $     14,616                 $     13,308          $     14,851        $     14,944
11/30/2001       $     16,728               $     14,414                 $     14,338          $     15,403        $     16,090
12/31/2001       $     16,822               $     14,322                 $     15,223          $     15,585        $     16,231
1/31/2002        $     16,584               $     14,438                 $     15,065          $     15,523        $     15,994
2/28/2002        $     16,138               $     14,578                 $     14,652          $     15,397        $     15,686
3/31/2002        $     16,435               $     14,336                 $     15,830          $     15,731        $     16,276
4/30/2002        $     16,004               $     14,614                 $     15,974          $     15,525        $     15,289
5/31/2002        $     15,840               $     14,738                 $     15,265          $     15,414        $     15,176
6/30/2002        $     15,140               $     14,865                 $     14,508          $     14,917        $     14,095
7/31/2002        $     14,411               $     15,045                 $     12,317          $     14,147        $     12,996
8/31/2002        $     14,560               $     15,299                 $     12,285          $     14,277        $     13,082
9/30/2002        $     14,158               $     15,547                 $     11,403          $     13,603        $     11,660
10/31/2002       $     14,485               $     15,476                 $     11,769          $     14,109        $     12,686
11/30/2002       $     14,976               $     15,472                 $     12,819          $     14,649        $     13,433
12/31/2002       $     14,600               $     15,791                 $     12,105          $     14,304        $     12,644
1/31/2003        $     14,479               $     15,805                 $     11,770          $     14,097        $     12,313
2/28/2003        $     14,448               $     16,023                 $     11,414          $     14,023        $     12,128
3/31/2003        $     14,585               $     16,011                 $     11,561          $     14,102        $     12,245
4/30/2003        $     15,239               $     16,143                 $     12,658          $     14,833        $     13,253
5/31/2003        $     15,969               $     16,444                 $     14,016          $     15,532        $     13,951
6/30/2003        $     16,091               $     16,412                 $     14,270          $     15,645        $     14,129
7/31/2003        $     16,045               $     15,860                 $     15,162          $     15,704        $     14,378
8/31/2003        $     16,426               $     15,965                 $     15,858          $     15,994        $     14,658
9/30/2003        $     16,365               $     16,388                 $     15,565          $     16,055        $     14,503
10/31/2003       $     16,927               $     16,235                 $     16,872          $     16,579        $     15,323
11/30/2003       $     17,064               $     16,274                 $     17,471          $     16,757        $     15,457
12/31/2003       $     17,361               $     16,439                 $     17,825          $     17,224        $     16,268
1/31/2004        $     17,608               $     16,572                 $     18,600          $     17,537        $     16,566
2/29/2004        $     17,793               $     16,751                 $     18,766          $     17,738        $     16,796
3/31/2004        $     17,886               $     16,877                 $     18,941          $     17,723        $     16,543
4/30/2004        $     17,315               $     16,437                 $     17,976          $     17,260        $     16,284
5/31/2004        $     17,423               $     16,372                 $     18,262          $     17,371        $     16,507
6/30/2004        $     17,670               $     16,464                 $     19,031          $     17,672        $     16,828
7/31/2004        $     17,021               $     16,627                 $     17,749          $     17,311        $     16,271
8/31/2004        $     17,114               $     16,944                 $     17,658          $     17,461        $     16,337
9/30/2004        $     17,484               $     16,990                 $     18,487          $     17,701        $     16,514
10/31/2004       $     17,701               $     17,133                 $     18,851          $     17,929        $     16,766
11/30/2004       $     18,319               $     16,996                 $     20,486          $     18,424        $     17,444
12/31/2004       $     18,780               $     17,153                 $     21,092          $     18,832        $     18,038
1/31/2005        $     18,624               $     17,260                 $     20,212          $     18,568        $     17,598
2/28/2005        $     18,874               $     17,158                 $     20,555          $     18,727        $     17,968
3/31/2005        $     18,639               $     17,070                 $     19,966          $     18,464        $     17,650

MULTI-MANAGED MODERATE GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*      CLASS 2*     CLASS 3*
1-Year                        4.21%         3.99%        3.89%
5-Year                       -3.56%          N/A          N/A
Since Inception               8.14%        -2.73%       10.31%

*    Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Blended Benchmark Index consists of 37.9% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 42.3% Lehman Brothers U.S. Aggregate Bond Index, 18.0% Russell 2000 Index, and 1.8% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Multi-Managed Moderate Growth Portfolio Class 1 shares returned 4.21% for the twelve-month period ending March 31, 2005, compared to a gain of 4.18% for the blended Index and a return of 6.69% for the S&P 500 Index.

The equity component of the Portfolio benefited from strong stock selection across most economic sectors, and especially in health care and information technology. The success of APPLE COMPUTER, INC.'S iPod and state of the art personal computer systems drove the strongest gains in the Portfolio with returns in excess of 200% for the reporting period. Health insurers UNITEDHEALTH GROUP, INC. and AETNA, INC. also delivered robust returns for the period, as did Internet service provider YAHOO, INC. Individual issue selection was also strong in the energy and industrials sectors, led by HORNBECK OFFSHORE SERVICES and AMETEK, INC., respectively. In addition, the Portfolio benefited from underweight positions in the consumer staples and financials sectors.

Equity sector selection had a negative cumulative impact on the overall Portfolio. A sizable overweight position in the information technology sector generated the bulk of the underperformance as technology was the poorest performing sector in the S&P 500 Index. Underweights in energy and utilities, the two best performing sectors in the index, also hurt. While stock selection was generally strong, positions in biotechnology company FOREST LABS, INC., and information technology companies including APPLIED MATERIALS, INC., FILENET CORP. and SUPPORTSOFT, INC. detracted from results during the reporting period.

Strong issue selection powered performance for the fixed income component of the Portfolio. Individual credit selection in investment-grade issues, as well as the below-investment grade high yield sector was strong and made substantial contributions to performance. While sector selection detracted modestly during the reporting period, the Portfolio benefited from exposure to the lower-rated credit sectors and especially high-yield and non-U.S. debt issues.

               Past Performance is no guarantee of future results.

MULTI-MANAGED INCOME/EQUITY PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Conservation of principal, while maintaining some
                          potential for long-term growth

PORTFOLIO MANAGERS:       AIG SunAmerica Asset Management Corp.
                          Janus Capital Management, LLC
                          Wellington Management Company, LLP

Managed Components:       Growth, Balanced, and Fixed Income

[CHART]

GROWTH OF A $10,000 INVESTMENT

                  MULTI-MANAGED
                  INCOME/EQUITY             LEHMAN BROTHERS             BLENDED BENCHMARK        S&P 500(R)
                     CLASS 1         U.S. AGGREGATE BOND INDEX(1)           INDEX(1)              INDEX(1)
4/15/1997         $     10,000              $     10,000                 $     10,000          $     10,000
4/30/1997         $     10,180              $     10,104                 $     10,275          $     10,624
5/31/1997         $     10,410              $     10,200                 $     10,548          $     11,270
6/30/1997         $     10,590              $     10,321                 $     10,787          $     11,775
7/31/1997         $     11,170              $     10,600                 $     11,260          $     12,711
8/31/1997         $     10,920              $     10,510                 $     10,990          $     12,000
9/30/1997         $     11,200              $     10,665                 $     11,296          $     12,657
10/31/1997        $     11,220              $     10,820                 $     11,276          $     12,235
11/30/1997        $     11,300              $     10,870                 $     11,485          $     12,801
12/31/1997        $     11,411              $     10,980                 $     11,626          $     13,020
1/31/1998         $     11,606              $     11,120                 $     11,765          $     13,164
2/28/1998         $     11,884              $     11,111                 $     12,044          $     14,113
3/31/1998         $     12,110              $     11,149                 $     12,277          $     14,835
4/30/1998         $     12,233              $     11,207                 $     12,360          $     14,984
5/31/1998         $     12,223              $     11,313                 $     12,366          $     14,727
6/30/1998         $     12,531              $     11,410                 $     12,602          $     15,325
7/31/1998         $     12,541              $     11,434                 $     12,576          $     15,162
8/31/1998         $     12,017              $     11,620                 $     12,101          $     12,973
9/30/1998         $     12,592              $     11,892                 $     12,542          $     13,804
10/31/1998        $     12,695              $     11,829                 $     12,842          $     14,926
11/30/1998        $     12,993              $     11,896                 $     13,149          $     15,830
12/31/1998        $     13,594              $     11,932                 $     13,429          $     16,741
1/31/1999         $     14,116              $     12,017                 $     13,679          $     17,441
2/28/1999         $     13,721              $     11,806                 $     13,385          $     16,900
3/31/1999         $     14,201              $     11,871                 $     13,613          $     17,576
4/30/1999         $     14,414              $     11,909                 $     13,818          $     18,256
5/31/1999         $     14,041              $     11,804                 $     13,633          $     17,826
6/30/1999         $     14,350              $     11,767                 $     13,859          $     18,814
7/31/1999         $     14,158              $     11,717                 $     13,679          $     18,228
8/31/1999         $     14,201              $     11,711                 $     13,653          $     18,137
9/30/1999         $     14,393              $     11,847                 $     13,631          $     17,641
10/31/1999        $     14,723              $     11,891                 $     13,953          $     18,757
11/30/1999        $     15,138              $     11,890                 $     14,048          $     19,139
12/31/1999        $     15,947              $     11,833                 $     14,283          $     20,265
1/31/2000         $     15,877              $     11,794                 $     14,015          $     19,247
2/29/2000         $     16,454              $     11,937                 $     14,037          $     18,883
3/31/2000         $     16,831              $     12,094                 $     14,615          $     20,730
4/30/2000         $     16,312              $     12,059                 $     14,443          $     20,106
5/31/2000         $     15,912              $     12,053                 $     14,342          $     19,694
6/30/2000         $     16,407              $     12,304                 $     14,652          $     20,179
7/31/2000         $     16,348              $     12,416                 $     14,663          $     19,864
8/31/2000         $     16,960              $     12,596                 $     15,105          $     21,098
9/30/2000         $     16,642              $     12,675                 $     14,901          $     19,984
10/31/2000        $     16,442              $     12,759                 $     14,945          $     19,899
11/30/2000        $     15,830              $     12,968                 $     14,710          $     18,330
12/31/2000        $     16,139              $     13,209                 $     14,911          $     18,420
1/31/2001         $     16,472              $     13,424                 $     15,244          $     19,074
2/28/2001         $     15,691              $     13,541                 $     14,866          $     17,334
3/31/2001         $     15,281              $     13,609                 $     14,601          $     16,236
4/30/2001         $     15,755              $     13,552                 $     14,942          $     17,498
5/31/2001         $     15,691              $     13,633                 $     15,034          $     17,615
6/30/2001         $     15,511              $     13,685                 $     14,949          $     17,187
7/31/2001         $     15,550              $     13,991                 $     15,115          $     17,017
8/31/2001         $     15,230              $     14,152                 $     14,911          $     15,952
9/30/2001         $     14,820              $     14,317                 $     14,620          $     14,664
10/31/2001        $     15,191              $     14,616                 $     14,909          $     14,944
11/30/2001        $     15,396              $     14,414                 $     15,160          $     16,090
12/31/2001        $     15,363              $     14,322                 $     15,144          $     16,231
1/31/2002         $     15,255              $     14,438                 $     15,149          $     15,994
2/28/2002         $     15,091              $     14,578                 $     15,145          $     15,686
3/31/2002         $     15,105              $     14,336                 $     15,176          $     16,276
4/30/2002         $     14,955              $     14,614                 $     15,057          $     15,289
5/31/2002         $     14,915              $     14,738                 $     15,102          $     15,176
6/30/2002         $     14,534              $     14,865                 $     14,826          $     14,095
7/31/2002         $     14,181              $     15,045                 $     14,555          $     12,996
8/31/2002         $     14,412              $     15,299                 $     14,744          $     13,082
9/30/2002         $     14,262              $     15,547                 $     14,362          $     11,660
10/31/2002        $     14,398              $     15,476                 $     14,743          $     12,686
11/30/2002        $     14,697              $     15,472                 $     15,031          $     13,433
12/31/2002        $     14,634              $     15,791                 $     14,934          $     12,644
1/31/2003         $     14,564              $     15,805                 $     14,812          $     12,313
2/28/2003         $     14,675              $     16,023                 $     14,869          $     12,128
3/31/2003         $     14,731              $     16,011                 $     14,910          $     12,245
4/30/2003         $     15,179              $     16,143                 $     15,399          $     13,253
5/31/2003         $     15,738              $     16,444                 $     15,854          $     13,951
6/30/2003         $     15,766              $     16,412                 $     15,902          $     14,129
7/31/2003         $     15,416              $     15,860                 $     15,655          $     14,378
8/31/2003         $     15,626              $     15,965                 $     15,823          $     14,658
9/30/2003         $     15,822              $     16,388                 $     16,035          $     14,503
10/31/2003        $     16,031              $     16,235                 $     16,242          $     15,323
11/30/2003        $     16,129              $     16,274                 $     16,315          $     15,457
12/31/2003        $     16,440              $     16,439                 $     16,707          $     16,268
1/31/2004         $     16,611              $     16,572                 $     16,896          $     16,566
2/29/2004         $     16,812              $     16,751                 $     17,091          $     16,796
3/31/2004         $     16,912              $     16,877                 $     17,087          $     16,543
4/30/2004         $     16,440              $     16,437                 $     16,714          $     16,284
5/31/2004         $     16,468              $     16,372                 $     16,749          $     16,507
6/30/2004         $     16,626              $     16,464                 $     16,918          $     16,828
7/31/2004         $     16,426              $     16,627                 $     16,839          $     16,271
8/31/2004         $     16,683              $     16,944                 $     17,067          $     16,337
9/30/2004         $     16,897              $     16,990                 $     17,159          $     16,514
10/31/2004        $     17,069              $     17,133                 $     17,339          $     16,766
11/30/2004        $     17,312              $     16,996                 $     17,486          $     17,444
12/31/2004        $     17,653              $     17,153                 $     17,788          $     18,038
1/31/2005         $     17,595              $     17,260                 $     17,715          $     17,598
2/28/2005         $     17,682              $     17,158                 $     17,774          $     17,968
3/31/2005         $     17,507              $     17,070                 $     17,612          $     17,650

MULTI-MANAGED INCOME/EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*      CLASS 2*     CLASS 3*
1-Year                        3.52%         3.39%        3.20%
5-Year                        0.79%          N/A          N/A
Since Inception               7.29%         1.34%        7.68%

*    Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Blended Benchmark Index consists of 33.4% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 63.8% Lehman Brothers U.S. Aggregate Bond Index, and 2.8% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Multi-Managed Income/Equity Portfolio Class 1 shares gained 3.52% over the twelve-month reporting period ended March 31, 2005, compared to a return of 3.07% for the blended Index and a gain of 6.69% for the S&P 500 Index.

The equity component of the Portfolio benefited from strong stock selection across most economic sectors, and especially in health care and information technology. The success of APPLE COMPUTER, INC.'S iPod and state of the art personal computer systems drove the strongest gains in the Portfolio with returns in excess of 200% for the reporting period. Health insurer UNITEDHEALTH GROUP, INC. and AETNA, INC. delivered strong gains and helped the Portfolio, as did energy giant EXXON MOBIL CORP. and Internet service provider YAHOO, INC. Individual issue selection and an underweight position in financial stocks also benefited results.

Equity sector selection had a negative cumulative impact on the overall Portfolio. An overweight position in the weak information technology sector, coupled with an underweight in the strong energy and utilities sectors, generated the bulk of the underperformance. A sizeable cash position was another drag on performance. Unfavorable security selection in consumer discretionary also diminished returns for the period. Individual holdings that detracted from results included biotechnology name FOREST LABS, INC. and information technology companies CISCO SYSTEMS, APPLIED MATERIALS, INC. and NVIDIA CORP.

Strong issue selection powered performance for the fixed income component of the Portfolio. Individual credit selection in investment-grade issues, as well as the below-investment grade high yield sector was beneficial and made substantial contributions to performance. While sector selection detracted modestly during the reporting period, the Portfolio benefited from exposure to the lower-rated credit sectors, and especially high-yield and non-U.S. debt issues.

               Past Performance is no guarantee of future results.

MULTI-MANAGED INCOME PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Capital preservation

PORTFOLIO MANAGERS:       AIG SunAmerica Asset Management Corp.
                          Janus Capital Management, LLC
                          Wellington Management Company, LLP

Managed Components:       Growth, Balanced, and Fixed Income

[CHART]

GROWTH OF A $10,000 INVESTMENT

                  MULTI-MANAGED
                     INCOME               LEHMAN BROTHERS             BLENDED BENCHMARK       S&P 500(R)
                     CLASS 1       U.S. AGGREGATE BOND INDEX(1)            INDEX(1)            INDEX(1)
4/15/1997         $     10,000            $     10,000                 $     10,000          $     10,000
4/30/1997         $     10,160            $     10,104                 $     10,193          $     10,624
5/31/1997         $     10,340            $     10,200                 $     10,379          $     11,270
6/30/1997         $     10,510            $     10,321                 $     10,561          $     11,775
7/31/1997         $     10,940            $     10,600                 $     10,938          $     12,711
8/31/1997         $     10,760            $     10,510                 $     10,757          $     12,000
9/30/1997         $     10,980            $     10,665                 $     10,989          $     12,657
10/31/1997        $     11,060            $     10,820                 $     11,055          $     12,235
11/30/1997        $     11,120            $     10,870                 $     11,186          $     12,801
12/31/1997        $     11,236            $     10,980                 $     11,312          $     13,020
1/31/1998         $     11,422            $     11,120                 $     11,451          $     13,164
2/28/1998         $     11,557            $     11,111                 $     11,588          $     14,113
3/31/1998         $     11,691            $     11,149                 $     11,724          $     14,835
4/30/1998         $     11,774            $     11,207                 $     11,794          $     14,984
5/31/1998         $     11,826            $     11,313                 $     11,851          $     14,727
6/30/1998         $     12,012            $     11,410                 $     12,016          $     15,325
7/31/1998         $     12,022            $     11,434                 $     12,016          $     15,162
8/31/1998         $     11,815            $     11,620                 $     11,874          $     12,973
9/30/1998         $     12,260            $     11,892                 $     12,232          $     13,804
10/31/1998        $     12,271            $     11,829                 $     12,352          $     14,926
11/30/1998        $     12,457            $     11,896                 $     12,540          $     15,830
12/31/1998        $     12,762            $     11,932                 $     12,696          $     16,741
1/31/1999         $     13,064            $     12,017                 $     12,862          $     17,441
2/28/1999         $     12,709            $     11,806                 $     12,612          $     16,900
3/31/1999         $     12,988            $     11,871                 $     12,756          $     17,576
4/30/1999         $     13,107            $     11,909                 $     12,876          $     18,256
5/31/1999         $     12,849            $     11,804                 $     12,732          $     17,826
6/30/1999         $     12,967            $     11,767                 $     12,822          $     18,814
7/31/1999         $     12,849            $     11,717                 $     12,710          $     18,228
8/31/1999         $     12,838            $     11,711                 $     12,695          $     18,137
9/30/1999         $     12,967            $     11,847                 $     12,755          $     17,641
10/31/1999        $     13,128            $     11,891                 $     12,934          $     18,757
11/30/1999        $     13,333            $     11,890                 $     12,979          $     19,139
12/31/1999        $     13,655            $     11,833                 $     13,062          $     20,265
1/31/2000         $     13,620            $     11,794                 $     12,915          $     19,247
2/29/2000         $     13,923            $     11,937                 $     13,000          $     18,883
3/31/2000         $     14,178            $     12,094                 $     13,360          $     20,730
4/30/2000         $     13,923            $     12,059                 $     13,260          $     20,106
5/31/2000         $     13,725            $     12,053                 $     13,209          $     19,694
6/30/2000         $     14,109            $     12,304                 $     13,489          $     20,179
7/31/2000         $     14,132            $     12,416                 $     13,553          $     19,864
8/31/2000         $     14,516            $     12,596                 $     13,859          $     21,098
9/30/2000         $     14,399            $     12,675                 $     13,804          $     19,984
10/31/2000        $     14,318            $     12,759                 $     13,869          $     19,899
11/30/2000        $     14,144            $     12,968                 $     13,864          $     18,330
12/31/2000        $     14,435            $     13,209                 $     14,086          $     18,420
1/31/2001         $     14,704            $     13,424                 $     14,360          $     19,074
2/28/2001         $     14,423            $     13,541                 $     14,235          $     17,334
3/31/2001         $     14,263            $     13,609                 $     14,137          $     16,236
4/30/2001         $     14,423            $     13,552                 $     14,280          $     17,498
5/31/2001         $     14,435            $     13,633                 $     14,367          $     17,615
6/30/2001         $     14,361            $     13,685                 $     14,351          $     17,187
7/31/2001         $     14,533            $     13,991                 $     14,587          $     17,017
8/31/2001         $     14,459            $     14,152                 $     14,565          $     15,952
9/30/2001         $     14,276            $     14,317                 $     14,499          $     14,664
10/31/2001        $     14,618            $     14,616                 $     14,792          $     14,944
11/30/2001        $     14,606            $     14,414                 $     14,824          $     16,090
12/31/2001        $     14,530            $     14,322                 $     14,771          $     16,231
1/31/2002         $     14,517            $     14,438                 $     14,831          $     15,994
2/28/2002         $     14,491            $     14,578                 $     14,898          $     15,686
3/31/2002         $     14,389            $     14,336                 $     14,795          $     16,276
4/30/2002         $     14,453            $     14,614                 $     14,872          $     15,289
5/31/2002         $     14,466            $     14,738                 $     14,955          $     15,176
6/30/2002         $     14,286            $     14,865                 $     14,876          $     14,095
7/31/2002         $     14,067            $     15,045                 $     14,820          $     12,996
8/31/2002         $     14,376            $     15,299                 $     15,040          $     13,082
9/30/2002         $     14,440            $     15,547                 $     14,954          $     11,660
10/31/2002        $     14,414            $     15,476                 $     15,127          $     12,686
11/30/2002        $     14,607            $     15,472                 $     15,279          $     13,433
12/31/2002        $     14,760            $     15,791                 $     15,379          $     12,644
1/31/2003         $     14,747            $     15,805                 $     15,320          $     12,313
2/28/2003         $     14,933            $     16,023                 $     15,452          $     12,128
3/31/2003         $     14,946            $     16,011                 $     15,468          $     12,245
4/30/2003         $     15,264            $     16,143                 $     15,793          $     13,253
5/31/2003         $     15,741            $     16,444                 $     16,176          $     13,951
6/30/2003         $     15,741            $     16,412                 $     16,186          $     14,129
7/31/2003         $     15,264            $     15,860                 $     15,795          $     14,378
8/31/2003         $     15,410            $     15,965                 $     15,934          $     14,658
9/30/2003         $     15,714            $     16,388                 $     16,246          $     14,503
10/31/2003        $     15,767            $     16,235                 $     16,283          $     15,323
11/30/2003        $     15,847            $     16,274                 $     16,339          $     15,457
12/31/2003        $     16,102            $     16,439                 $     16,623          $     16,268
1/31/2004         $     16,252            $     16,572                 $     16,784          $     16,566
2/29/2004         $     16,429            $     16,751                 $     16,972          $     16,796
3/31/2004         $     16,552            $     16,877                 $     17,031          $     16,543
4/30/2004         $     16,048            $     16,437                 $     16,626          $     16,284
5/31/2004         $     15,993            $     16,372                 $     16,612          $     16,507
6/30/2004         $     16,116            $     16,464                 $     16,744          $     16,828
7/31/2004         $     16,102            $     16,627                 $     16,783          $     16,271
8/31/2004         $     16,388            $     16,944                 $     17,054          $     16,337
9/30/2004         $     16,511            $     16,990                 $     17,124          $     16,514
10/31/2004        $     16,661            $     17,133                 $     17,286          $     16,766
11/30/2004        $     16,716            $     16,996                 $     17,296          $     17,444
12/31/2004        $     16,971            $     17,153                 $     17,528          $     18,038
1/31/2005         $     17,013            $     17,260                 $     17,543          $     17,598
2/28/2005         $     16,999            $     17,158                 $     17,524          $     17,968
3/31/2005         $     16,859            $     17,070                 $     17,398          $     17,650

MULTI-MANAGED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*      CLASS 2*     CLASS 3*
1-Year                        1.85%         1.71%        1.61%
5-Year                        3.52%          N/A          N/A
Since Inception               6.78%         3.59%        5.96%

*    Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Blended Benchmark Index consists of 17.35% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 80.95% Lehman Brothers U.S. Aggregate Bond Index, and 1.70% U.S. Treasury Bills. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

PERFORMANCE REVIEW

The Multi-Managed Income Portfolio Class 1 shares returned 1.85% over the twelve-month reporting period ended March 31, 2005, compared to a return of 2.16% for the blended Index and a return of 6.69% for the S&P 500 Index.

The equity component of the Portfolio benefited from strong stock selection, especially in health care and information technology. The success of APPLE COMPUTER, INC.'S iPod and state of the art personal computer systems drove the strongest gains in the Portfolio with returns in excess of 200% for the reporting period. Health insurer UNITEDHEALTH GROUP, INC. and AETNA, INC. delivered strong gains and helped the Portfolio, as did energy giant EXXON MOBIL CORP. and Internet service provider YAHOO, INC. Individual issue selection and an underweight position in financial stocks also benefited results.

Equity sector selection had a negative cumulative impact on the overall Portfolio. A slight overweight position in the weak information technology sector, coupled with an underweight in the strong energy and utilities sectors, generated much of the underperformance. A sizeable cash position was the largest single drag on performance. Unfavorable security selection in consumer discretionary also diminished returns for the period. Individual holdings that detracted from results included health care names FOREST LABS, INC. and PFIZER, INC. and information technology companies CISCO SYSTEMS, INC. and APPLIED MATERIALS, INC.

Good issue selection benefited performance for the fixed income component of the Portfolio. Individual credit selection in investment-grade issues, as well as the below-investment grade high yield sector made contributions to performance. While sector selection detracted during the reporting period, the Portfolio benefited from exposure to the lower-rated credit sectors, and especially high-yield and non-U.S. debt issues.

               Past Performance is no guarantee of future results.

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Capital appreciation

PORTFOLIO MANAGER:        Putnam Investment Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                      ASSET
                   ALLOCATION:
                   DIVERSIFIED            LEHMAN BROTHERS                                   BLENDED BENCHMARK     S&P 500(R)
                 GROWTH CLASS 1    U.S. AGGREGATE BOND INDEX(1)      MSCI EAFE INDEX(1)          INDEX(1)          INDEX(1)
4/15/1997          $     10,000           $     10,000                 $     10,000            $     10,000      $   10,000
4/30/1997          $     10,180           $     10,104                 $     10,651            $     10,000      $   10,624
5/31/1997          $     10,620           $     10,200                 $     11,238            $     10,514      $   11,270
6/30/1997          $     10,900           $     10,321                 $     11,420            $     10,938      $   11,775
7/31/1997          $     11,400           $     10,600                 $     10,567            $     11,554      $   12,711
8/31/1997          $     11,030           $     10,510                 $     11,159            $     10,974      $   12,000
9/30/1997          $     11,610           $     10,665                 $     10,301            $     11,490      $   12,657
10/31/1997         $     11,100           $     10,820                 $     10,196            $     11,117      $   12,235
11/30/1997         $     11,240           $     10,870                 $     10,285            $     11,413      $   12,801
12/31/1997         $     11,240           $     10,980                 $     10,756            $     11,573      $   13,020
1/31/1998          $     11,065           $     11,120                 $     11,446            $     11,785      $   13,164
2/28/1998          $     11,609           $     11,111                 $     11,798            $     12,444      $   14,113
3/31/1998          $     12,009           $     11,149                 $     11,892            $     12,912      $   14,835
4/30/1998          $     12,070           $     11,207                 $     11,834            $     13,023      $   14,984
5/31/1998          $     11,968           $     11,313                 $     11,923            $     12,901      $   14,727
6/30/1998          $     12,234           $     11,410                 $     12,044            $     13,257      $   15,325
7/31/1998          $     12,163           $     11,434                 $     10,552            $     13,205      $   15,162
8/31/1998          $     10,686           $     11,620                 $     10,229            $     11,777      $   12,973
9/30/1998          $     11,035           $     11,892                 $     11,295            $     12,212      $   13,804
10/31/1998         $     11,558           $     11,829                 $     11,873            $     13,050      $   14,926
11/30/1998         $     12,111           $     11,896                 $     12,342            $     13,672      $   15,830
12/31/1998         $     12,750           $     11,932                 $     12,305            $     14,261      $   16,741
1/31/1999          $     13,081           $     12,017                 $     12,012            $     14,630      $   17,441
2/28/1999          $     12,719           $     11,806                 $     12,514            $     14,237      $   16,900
3/31/1999          $     13,092           $     11,871                 $     13,021            $     14,713      $   17,576
4/30/1999          $     13,475           $     11,909                 $     12,350            $     15,183      $   18,256
5/31/1999          $     13,102           $     11,804                 $     12,832            $     14,785      $   17,826
6/30/1999          $     13,651           $     11,767                 $     13,213            $     15,383      $   18,814
7/31/1999          $     13,506           $     11,717                 $     13,261            $     15,174      $   18,228
8/31/1999          $     13,330           $     11,711                 $     13,395            $     15,138      $   18,137
9/30/1999          $     13,206           $     11,847                 $     13,896            $     14,955      $   17,641
10/31/1999         $     13,807           $     11,891                 $     14,379            $     15,646      $   18,757
11/30/1999         $     14,211           $     11,890                 $     15,670            $     15,946      $   19,139
12/31/1999         $     15,145           $     11,833                 $     14,674            $     16,780      $   20,265
1/31/2000          $     14,580           $     11,794                 $     15,069            $     16,050      $   19,247
2/29/2000          $     14,535           $     11,937                 $     15,653            $     15,992      $   18,883
3/31/2000          $     15,467           $     12,094                 $     14,830            $     17,097      $   20,730
4/30/2000          $     14,879           $     12,059                 $     14,467            $     16,599      $   20,106
5/31/2000          $     14,635           $     12,053                 $     15,033            $     16,312      $   19,694
6/30/2000          $     15,012           $     12,304                 $     14,403            $     16,748      $   20,179
7/31/2000          $     14,824           $     12,416                 $     14,528            $     16,482      $   19,864
8/31/2000          $     15,478           $     12,596                 $     13,821            $     17,172      $   21,098
9/30/2000          $     14,990           $     12,675                 $     13,262            $     16,483      $   19,984
10/31/2000         $     14,835           $     12,759                 $     12,988            $     16,385      $   19,899
11/30/2000         $     14,036           $     12,968                 $     13,339            $     15,540      $   18,330
12/31/2000         $     14,403           $     13,209                 $     13,450            $     15,754      $   18,420
1/31/2001          $     14,474           $     13,424                 $     12,435            $     16,139      $   19,074
2/28/2001          $     13,747           $     13,541                 $     11,606            $     15,043      $   17,334
3/31/2001          $     12,985           $     13,609                 $     12,413            $     14,285      $   16,236
4/30/2001          $     13,829           $     13,552                 $     11,975            $     15,138      $   17,498
5/31/2001          $     13,841           $     13,633                 $     11,485            $     15,110      $   17,615
6/30/2001          $     13,560           $     13,685                 $     11,085            $     14,777      $   17,187
7/31/2001          $     13,302           $     13,991                 $     11,276            $     14,702      $   17,017
8/31/2001          $     12,810           $     14,152                 $     10,990            $     14,110      $   15,952
9/30/2001          $     11,895           $     14,317                 $     10,130            $     13,173      $   14,664
10/31/2001         $     12,106           $     14,616                 $     10,531            $     13,446      $   14,944
11/30/2001         $     12,692           $     14,414                 $     10,503            $     14,127      $   16,090
12/31/2001         $     12,823           $     14,322                 $     10,566            $     14,200      $   16,231
1/31/2002          $     12,536           $     14,438                 $     10,004            $     13,948      $   15,994
2/28/2002          $     12,368           $     14,578                 $     10,619            $     13,833      $   15,686
3/31/2002          $     12,811           $     14,336                 $     10,690            $     14,249      $   16,276
4/30/2002          $     12,428           $     14,614                 $     10,825            $     13,805      $   15,289
5/31/2002          $     12,428           $     14,738                 $     10,394            $     13,802      $   15,176
6/30/2002          $     11,793           $     14,865                 $      9,368            $     13,126      $   14,095
7/31/2002          $     10,943           $     15,045                 $      9,101            $     12,285      $   12,996
8/31/2002          $     11,039           $     15,299                 $      9,347            $     12,369      $   13,082
9/30/2002          $     10,021           $     15,547                 $      8,343            $     11,337      $   11,660
10/31/2002         $     10,680           $     15,476                 $      8,792            $     12,047      $   12,686
11/30/2002         $     11,183           $     15,472                 $      8,878            $     12,582      $   13,433
12/31/2002         $     10,700           $     15,791                 $      9,191            $     12,105      $   12,644
1/31/2003          $     10,409           $     15,805                 $      8,882            $     11,816      $   12,313
2/28/2003          $     10,263           $     16,023                 $      8,511            $     11,688      $   12,128
3/31/2003          $     10,251           $     16,011                 $      8,315            $     11,708      $   12,245
4/30/2003          $     10,918           $     16,143                 $      8,152            $     12,536      $   13,253
5/31/2003          $     11,452           $     16,444                 $      8,951            $     13,131      $   13,951
6/30/2003          $     11,598           $     16,412                 $      9,493            $     13,290      $   14,129
7/31/2003          $     11,683           $     15,860                 $      9,723            $     13,405      $   14,378
8/31/2003          $     11,840           $     15,965                 $      9,958            $     13,645      $   14,658
9/30/2003          $     11,853           $     16,388                 $     10,199            $     13,714      $   14,503
10/31/2003         $     12,301           $     16,235                 $     10,513            $     14,325      $   15,323
11/30/2003         $     12,423           $     16,274                 $     11,168            $     14,471      $   15,457
12/31/2003         $     12,982           $     16,439                 $     11,417            $     15,182      $   16,268
1/31/2004          $     13,167           $     16,572                 $     12,309            $     15,416      $   16,566
2/29/2004          $     13,326           $     16,751                 $     12,483            $     15,650      $   16,796
3/31/2004          $     13,240           $     16,877                 $     12,771            $     15,549      $   16,543
4/30/2004          $     12,982           $     16,437                 $     12,843            $     15,251      $   16,284
5/31/2004          $     13,068           $     16,372                 $     12,552            $     15,375      $   16,507
6/30/2004          $     13,253           $     16,464                 $     12,594            $     15,639      $   16,828
7/31/2004          $     12,835           $     16,627                 $     12,870            $     15,258      $   16,271
8/31/2004          $     12,896           $     16,944                 $     12,453            $     15,367      $   16,337
9/30/2004          $     13,019           $     16,990                 $     12,508            $     15,555      $   16,514
10/31/2004         $     13,253           $     17,133                 $     12,834            $     15,830      $   16,766
11/30/2004         $     13,781           $     16,996                 $     13,272            $     16,405      $   17,444
12/31/2004         $     14,196           $     17,153                 $     14,179            $     16,914      $   18,038
1/31/2005          $     13,960           $     17,260                 $     14,801            $     16,626      $   17,598
2/28/2005          $     14,246           $     17,158                 $     14,529            $     16,960      $   17,968
3/31/2005          $     14,035           $     17,070                 $     14,776            $     16,677      $   17,650

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*      CLASS 2*     CLASS 3*
1-Year                        6.00%         5.77%        5.58%
5-Year                       -1.92%          N/A          N/A
Since Inception               4.35%        -0.81%       11.34%

*    Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Blended Benchmark Index consists of 60% Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index), 20% Lehman Brothers U.S. Aggregate Bond Index, and 20% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. The MSCI EAFE Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.

PERFORMANCE REVIEW

The Asset Allocation: Diversified Growth Portfolio Class 1 shares gained 6.00% for the twelve-month period ending March 31, 2005, compared to a 7.26% return for the blended Index and 6.69% for the S&P 500 Index.

The large-cap growth equity component was largely responsible for the Portfolio's overall underperformance. Within the component, both stock selection and sector allocation had adverse effects. Adept selection within the consumer cyclicals and health-care sectors was offset by weak selection within the consumer staples and financial sectors. The component's unfavorable sector allocation derived from its underweight exposure to the energy sector and overweight exposure to the technology and health-care sectors.

The international equity component also underperformed its benchmark for the fiscal year. Stock selection within both country and sectors hurt performance for the period. Selection within financials, health care, and technology proved most detrimental from a sector viewpoint. Stock selection within Korea, the United Kingdom and Switzerland detracted most among countries. Country allocation within the international equity component also exerted a negative impact, particularly our underweight positions in Australia and Italy and our overweight to Switzerland.

From an overall allocation standpoint, our underweight exposure to the U.S. investment-grade fixed-income component and overweight to the international equity component proved most beneficial to relative performance, as fixed-income markets trailed their equity counterparts for the period (S&P 500 returned 6.69%; MSCI EAFE returned 15.06%; Lehman Brothers U.S. Aggregate Bond returned 1.15%). In addition, the portfolio's U.S. versus U.K. fixed and equity pairs, U.S. versus German fixed pair and Japan fixed versus cash pair also added value.

The U.S. core enhanced equity component also exerted a positive influence on relative results, particularly due to adept stock selection. Selection within the consumer cyclicals, health-care, and consumer staples sectors proved most advantageous. Sector allocation, however, took some of the shine of this component's overall outperformance. The benefit of the Portfolio's significantly underweight exposure to the weak financial sector was offset by underweights to the strong-performing health-care, energy and conglomerates sectors.

               Past Performance is no guarantee of future results.

STOCK PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term capital appreciation, with a secondary
                          objective of increasing dividend income.

PORTFOLIO MANAGER:        T. Rowe Price Associates, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                                     S&P 500(R)
                   STOCK CLASS 1      INDEX(1)
4/15/1997          $    10,000      $    10,000
4/30/1997          $    10,440      $    10,624
5/31/1997          $    11,160      $    11,270
6/30/1997          $    11,700      $    11,775
7/31/1997          $    12,510      $    12,711
8/31/1997          $    11,870      $    12,000
9/30/1997          $    12,540      $    12,657
10/31/1997         $    12,170      $    12,235
11/30/1997         $    12,620      $    12,801
12/31/1997         $    12,893      $    13,020
1/31/1998          $    13,126      $    13,164
2/28/1998          $    14,190      $    14,113
3/31/1998          $    14,859      $    14,835
4/30/1998          $    14,950      $    14,984
5/31/1998          $    14,565      $    14,727
6/30/1998          $    15,052      $    15,325
7/31/1998          $    14,920      $    15,162
8/31/1998          $    12,599      $    12,973
9/30/1998          $    13,359      $    13,804
10/31/1998         $    14,434      $    14,926
11/30/1998         $    15,315      $    15,830
12/31/1998         $    16,404      $    16,741
1/31/1999          $    16,643      $    17,441
2/28/1999          $    16,218      $    16,900
3/31/1999          $    16,798      $    17,576
4/30/1999          $    17,347      $    18,256
5/31/1999          $    16,850      $    17,826
6/30/1999          $    17,772      $    18,814
7/31/1999          $    17,223      $    18,228
8/31/1999          $    17,047      $    18,137
9/30/1999          $    16,726      $    17,641
10/31/1999         $    17,741      $    18,757
11/30/1999         $    18,415      $    19,139
12/31/1999         $    19,933      $    20,265
1/31/2000          $    19,251      $    19,247
2/29/2000          $    19,977      $    18,883
3/31/2000          $    21,561      $    20,730
4/30/2000          $    20,857      $    20,106
5/31/2000          $    20,142      $    19,694
6/30/2000          $    21,429      $    20,179
7/31/2000          $    21,110      $    19,864
8/31/2000          $    22,771      $    21,098
9/30/2000          $    21,605      $    19,984
10/31/2000         $    21,363      $    19,899
11/30/2000         $    19,262      $    18,330
12/31/2000         $    19,821      $    18,420
1/31/2001          $    20,445      $    19,074
2/28/2001          $    18,455      $    17,334
3/31/2001          $    16,900      $    16,236
4/30/2001          $    18,631      $    17,498
5/31/2001          $    18,855      $    17,615
6/30/2001          $    18,372      $    17,187
7/31/2001          $    18,066      $    17,017
8/31/2001          $    16,877      $    15,952
9/30/2001          $    15,605      $    14,664
10/31/2001         $    16,193      $    14,944
11/30/2001         $    17,501      $    16,090
12/31/2001         $    17,857      $    16,231
1/31/2002          $    17,256      $    15,994
2/28/2002          $    16,875      $    15,686
3/31/2002          $    17,636      $    16,276
4/30/2002          $    16,605      $    15,289
5/31/2002          $    16,359      $    15,176
6/30/2002          $    14,934      $    14,095
7/31/2002          $    13,829      $    12,996
8/31/2002          $    14,136      $    13,082
9/30/2002          $    12,699      $    11,660
10/31/2002         $    13,866      $    12,686
11/30/2002         $    14,566      $    13,433
12/31/2002         $    13,731      $    12,644
1/31/2003          $    13,510      $    12,313
2/28/2003          $    13,325      $    12,128
3/31/2003          $    13,522      $    12,245
4/30/2003          $    14,627      $    13,253
5/31/2003          $    15,450      $    13,951
6/30/2003          $    15,720      $    14,129
7/31/2003          $    15,978      $    14,378
8/31/2003          $    16,273      $    14,658
9/30/2003          $    16,113      $    14,503
10/31/2003         $    16,875      $    15,323
11/30/2003         $    17,108      $    15,457
12/31/2003         $    17,974      $    16,268
1/31/2004          $    18,269      $    16,566
2/29/2004          $    18,416      $    16,796
3/31/2004          $    18,195      $    16,543
4/30/2004          $    17,802      $    16,284
5/31/2004          $    18,060      $    16,507
6/30/2004          $    18,342      $    16,828
7/31/2004          $    17,409      $    16,271
8/31/2004          $    17,372      $    16,337
9/30/2004          $    17,728      $    16,514
10/31/2004         $    18,097      $    16,766
11/30/2004         $    18,994      $    17,444
12/31/2004         $    19,731      $    18,038
1/31/2005          $    19,153      $    17,598
2/28/2005          $    19,215      $    17,968
3/31/2005          $    18,846      $    17,650

STOCK PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*      CLASS 2*     CLASS 3*
1-Year                        3.58%         3.46%        3.33%
5-Year                       -2.66%          N/A          N/A
Since Inception               8.29%        -1.95%       13.09%

*    Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

PERFORMANCE REVIEW

The Stock Portfolio Class 1 shares gained 3.58% over the twelve-month period ending March 31, 2005, compared to a return of 6.69% for the S&P 500 Index.

Both sector and stock selection decisions had a negative impact on overall performance during the reporting period. A sizable underweight in the top-performing energy sector was the largest detractor during the period. An underweight position in the utilities sector, combined with a sizable overweight in information technology also had a detrimental impact. Stock selection in the consumer discretionary area was especially weak. Exposure to gaming company INTERNATIONAL GAME TECHNOLOGY, retailer IAC INTERACTIVE, and media giant CLEAR CHANNEL COMMUNICATIONS hurt results relative to the benchmark. Other poor performing positions included PFIZER, INC., FOREST LABS, INC., and ELAN, PLC. Issue selection was also negative in the industrials, energy, and financials sectors.

However, individual stock selection in the information technology sector was excellent and proved to be the largest contributor to results. The Portfolio benefited from exposure to leading software makers ADOBE SYSTEMS and MICROSOFT CORP., Internet provider YAHOO! CORP, and PC maker DELL, INC. Other stocks that contributed to returns included UNITED HEALTH GROUP, INC., GENERAL ELECTRIC CO., and EXXON MOBIL CORP.

               Past Performance is no guarantee of future results.

LARGE CAP GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       AIG Global Investment Corp.
                          Goldman Sachs Asset Management, L.P.
                          Janus Capital Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                     LARGE CAP       S&P 500/BARRA
                   GROWTH CLASS 1   GROWTH INDEX(1)
2/8/1999           $     10,000      $     10,000
2/28/1999          $     10,080      $     10,017
3/31/1999          $     10,770      $     10,502
4/30/1999          $     11,070      $     10,481
5/31/1999          $     10,620      $     10,176
6/30/1999          $     11,380      $     10,903
7/31/1999          $     10,950      $     10,559
8/31/1999          $     11,040      $     10,705
9/30/1999          $     11,140      $     10,524
10/31/1999         $     11,940      $     11,251
11/30/1999         $     12,630      $     11,736
12/31/1999         $     14,204      $     12,602
1/31/2000          $     13,733      $     11,763
2/29/2000          $     14,459      $     12,010
3/31/2000          $     15,288      $     13,120
4/30/2000          $     14,327      $     12,471
5/31/2000          $     13,529      $     11,962
6/30/2000          $     14,204      $     12,927
7/31/2000          $     13,764      $     12,351
8/31/2000          $     14,613      $     13,067
9/30/2000          $     13,662      $     11,791
10/31/2000         $     13,304      $     11,484
11/30/2000         $     11,770      $     10,264
12/31/2000         $     11,578      $      9,820
1/31/2001          $     12,032      $     10,100
2/28/2001          $     10,420      $      8,913
3/31/2001          $      9,512      $      8,111
4/30/2001          $     10,523      $      8,835
5/31/2001          $     10,443      $      8,856
6/30/2001          $     10,159      $      8,736
7/31/2001          $      9,887      $      8,713
8/31/2001          $      9,126      $      8,128
9/30/2001          $      8,400      $      7,581
10/31/2001         $      8,582      $      7,862
11/30/2001         $      9,229      $      8,558
12/31/2001         $      9,308      $      8,570
1/31/2002          $      9,126      $      8,557
2/28/2002          $      8,774      $      8,305
3/31/2002          $      9,058      $      8,502
4/30/2002          $      8,377      $      7,894
5/31/2002          $      8,252      $      7,741
6/30/2002          $      7,560      $      7,120
7/31/2002          $      7,083      $      6,778
8/31/2002          $      7,117      $      6,821
9/30/2002          $      6,470      $      6,115
10/31/2002         $      7,026      $      6,680
11/30/2002         $      7,401      $      7,004
12/31/2002         $      6,902      $      6,549
1/31/2003          $      6,743      $      6,385
2/28/2003          $      6,663      $      6,366
3/31/2003          $      6,799      $      6,495
4/30/2003          $      7,299      $      6,930
5/31/2003          $      7,617      $      7,156
6/30/2003          $      7,730      $      7,286
7/31/2003          $      7,844      $      7,381
8/31/2003          $      8,037      $      7,509
9/30/2003          $      7,934      $      7,486
10/31/2003         $      8,332      $      7,822
11/30/2003         $      8,377      $      7,890
12/31/2003         $      8,740      $      8,229
1/31/2004          $      8,877      $      8,386
2/29/2004          $      8,967      $      8,429
3/31/2004          $      8,922      $      8,232
4/30/2004          $      8,820      $      8,180
5/31/2004          $      8,945      $      8,311
6/30/2004          $      9,081      $      8,454
7/31/2004          $      8,604      $      8,054
8/31/2004          $      8,672      $      8,031
9/30/2004          $      8,809      $      8,050
10/31/2004         $      8,945      $      8,174
11/30/2004         $      9,353      $      8,433
12/31/2004         $      9,739      $      8,735
1/31/2005          $      9,467      $      8,521
2/28/2005          $      9,603      $      8,726
3/31/2005          $      9,456      $      8,572

LARGE CAP GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*        CLASS 2*        CLASS 3*
1-Year                        5.98%           5.75%           5.63%
5-Year                       -9.16%            N/A             N/A
Since Inception              -0.91%          -6.95%          12.19%

*    Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The S&P 500/BARRA Growth Index is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indexes, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

PERFORMANCE REVIEW

The Large Cap Growth Portfolio Class 1 shares gained 5.98% for the twelve-month period ending March 31, 2005, compared to a 4.13% return for the S&P 500/Barra Growth Index.

Strong stock selection was the main driver of performance during the reporting period. Most of the outperformance for the period was the result of beneficial individual issue selection in the information technology and health care sectors. Exposure to leading technology companies, such as APPLE COMPUTER, INC., that benefited from sales of their iPod music player, as well as YAHOO, INC., MICROSOFT CORP., and QUALCOMM, INC. helped Portfolio results. Within health care, UNITEDHEALTH GROUP, INC., AETNA, INC. and JOHNSON & JOHNSON were the largest contributors. An overweight allocation to the consumer discretionary sector, and underweight sector positions in the health care and consumer staples sectors also helped.

The primary detractor during the period was unfavorable sector allocation decisions. A combination of weak stock selection and underweight in the strong industrials sector had a negative overall impact on performance. An overweight in the financial sector and underweights in energy and materials, also detracted from results. In addition, individual issue selection in the consumer discretionary sector was generally weak. Positions in health care companies PFIZER, INC. and FOREST LABS, INC., information technology giants CISCO SYSTEMS, INC. and INTEL CORP., and consumer staples retailer WAL-MART STORES, INC. also hampered results during the period.

               Past Performance is no guarantee of future results.

LARGE CAP COMPOSITE PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital and growth of dividend
                          income

PORTFOLIO MANAGERS:       AIG Global Investment Corp.
                          AIG SunAmerica Asset Management Corp.
                          T. Rowe Price Associates, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

            LARGE CAP COMPOSITE CLASS 1    S&P 500(R) INDEX(1)
2/8/1999           $     10,000               $     10,000
2/28/1999          $     10,020               $      9,964
3/31/1999          $     10,440               $     10,363
4/30/1999          $     10,790               $     10,764
5/31/1999          $     10,470               $     10,511
6/30/1999          $     11,100               $     11,093
7/31/1999          $     10,790               $     10,748
8/31/1999          $     10,720               $     10,694
9/30/1999          $     10,500               $     10,401
10/31/1999         $     11,120               $     11,059
11/30/1999         $     11,480               $     11,285
12/31/1999         $     12,411               $     11,949
1/31/2000          $     11,880               $     11,349
2/29/2000          $     12,151               $     11,134
3/31/2000          $     13,094               $     12,223
4/30/2000          $     12,522               $     11,855
5/31/2000          $     12,070               $     11,612
6/30/2000          $     12,712               $     11,898
7/31/2000          $     12,532               $     11,712
8/31/2000          $     13,615               $     12,440
9/30/2000          $     12,893               $     11,783
10/31/2000         $     12,532               $     11,733
11/30/2000         $     11,338               $     10,808
12/31/2000         $     11,559               $     10,861
1/31/2001          $     11,837               $     11,246
2/28/2001          $     10,714               $     10,221
3/31/2001          $      9,944               $      9,573
4/30/2001          $     10,768               $     10,317
5/31/2001          $     10,832               $     10,386
6/30/2001          $     10,511               $     10,134
7/31/2001          $     10,340               $     10,034
8/31/2001          $      9,656               $      9,406
9/30/2001          $      8,854               $      8,646
10/31/2001         $      9,057               $      8,811
11/30/2001         $      9,816               $      9,487
12/31/2001         $      9,931               $      9,570
1/31/2002          $      9,632               $      9,431
2/28/2002          $      9,450               $      9,249
3/31/2002          $      9,835               $      9,597
4/30/2002          $      9,289               $      9,015
5/31/2002          $      9,182               $      8,948
6/30/2002          $      8,487               $      8,311
7/31/2002          $      7,823               $      7,663
8/31/2002          $      7,930               $      7,713
9/30/2002          $      7,117               $      6,875
10/31/2002         $      7,684               $      7,480
11/30/2002         $      8,080               $      7,921
12/31/2002         $      7,603               $      7,455
1/31/2003          $      7,399               $      7,260
2/28/2003          $      7,303               $      7,151
3/31/2003          $      7,378               $      7,220
4/30/2003          $      7,925               $      7,814
5/31/2003          $      8,323               $      8,226
6/30/2003          $      8,419               $      8,331
7/31/2003          $      8,580               $      8,478
8/31/2003          $      8,731               $      8,643
9/30/2003          $      8,623               $      8,551
10/31/2003         $      9,107               $      9,035
11/30/2003         $      9,203               $      9,114
12/31/2003         $      9,620               $      9,592
1/31/2004          $      9,760               $      9,768
2/29/2004          $      9,878               $      9,904
3/31/2004          $      9,727               $      9,754
4/30/2004          $      9,534               $      9,601
5/31/2004          $      9,652               $      9,733
6/30/2004          $      9,813               $      9,922
7/31/2004          $      9,458               $      9,594
8/31/2004          $      9,458               $      9,633
9/30/2004          $      9,620               $      9,737
10/31/2004         $      9,781               $      9,886
11/30/2004         $     10,212               $     10,285
12/31/2004         $     10,580               $     10,636
1/31/2005          $     10,321               $     10,376
2/28/2005          $     10,462               $     10,595
3/31/2005          $     10,278               $     10,407

LARGE CAP COMPOSITE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*     CLASS 2*     CLASS 3*
1-Year                        5.66%        5.54%        5.33%
5-Year                       -4.73%         N/A          N/A
Since Inception               0.45%       -4.04%       12.24%

*    Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

PERFORMANCE REVIEW

The Large Cap Composite Portfolio Class 1 shares posted a return of 5.66%, compared to a return of 6.69% for the S&P 500 Index for the 1-year period ending March 31, 2005.

The Portfolio benefited from strong stock selection, especially in the health care, information technology and consumer discretionary sectors. JOHNSON & JOHNSON and UNITEDHEALTH GROUP were top performers in the health care sector and added to results. Retailer LIMITED BRANDS in the consumer discretionary sector and leading software company ADOBE SYSTEMS posted strong results and significantly helped performance during the period. EXXON MOBIL CORP., and GENERAL ELECTRIC CO. also contributed to results for the period.

On the negative side, sector allocation decisions had a detrimental impact on overall performance. Underweighting the strong performing utilities and energy sectors were the largest detractors, despite strong performing positions in EXXON MOBIL CORP., and CHEVRON TEXACO CORP. In addition, relative results from individual issue selection were weak in the industrials and energy sectors, as some of the Portfolio positions trailed the strong performance of the broad sectors. Stocks that detracted the most from performance included PFIZER, INC., CISCO SYSTEMS, WAL-MART STORES, INC., and CITIGROUP. The modest cash position in the Portfolio was also a slight detractor from relative results during the reporting period.

               Past Performance is no guarantee of future results.

LARGE CAP VALUE PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       AIG Global Investment Corp.
                          T. Rowe Price Associates, Inc.
                          Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

               LARGE CAP VALUE CLASS 1     S&P 500/BARRA VALUE INDEX(1)
2/8/1999              $   10,000                   $   10,000
2/28/1999             $    9,890                   $    9,905
3/31/1999             $   10,210                   $   10,205
4/30/1999             $   11,200                   $   11,086
5/31/1999             $   11,110                   $   10,887
6/30/1999             $   11,460                   $   11,304
7/31/1999             $   11,140                   $   10,957
8/31/1999             $   10,830                   $   10,679
9/30/1999             $   10,360                   $   10,262
10/31/1999            $   10,820                   $   10,842
11/30/1999            $   10,760                   $   10,779
12/31/1999            $   10,905                   $   11,183
1/31/2000             $   10,418                   $   10,828
2/29/2000             $    9,673                   $   10,151
3/31/2000             $   10,781                   $   11,209
4/30/2000             $   10,833                   $   11,134
5/31/2000             $   11,226                   $   11,168
6/30/2000             $   10,729                   $   10,727
7/31/2000             $   10,936                   $   10,942
8/31/2000             $   11,620                   $   11,675
9/30/2000             $   11,609                   $   11,673
10/31/2000            $   12,013                   $   11,890
11/30/2000            $   11,661                   $   11,282
12/31/2000            $   12,329                   $   11,862
1/31/2001             $   12,732                   $   12,362
2/28/2001             $   12,284                   $   11,544
3/31/2001             $   11,981                   $   11,088
4/30/2001             $   12,587                   $   11,840
5/31/2001             $   12,889                   $   11,964
6/30/2001             $   12,643                   $   11,576
7/31/2001             $   12,587                   $   11,376
8/31/2001             $   12,105                   $   10,719
9/30/2001             $   11,152                   $    9,702
10/31/2001            $   11,174                   $    9,702
11/30/2001            $   11,937                   $   10,318
12/31/2001            $   12,180                   $   10,476
1/31/2002             $   11,983                   $   10,189
2/28/2002             $   11,902                   $   10,097
3/31/2002             $   12,272                   $   10,614
4/30/2002             $   11,693                   $   10,082
5/31/2002             $   11,774                   $   10,123
6/30/2002             $   10,941                   $    9,484
7/31/2002             $    9,934                   $    8,459
8/31/2002             $    9,934                   $    8,517
9/30/2002             $    8,811                   $    7,544
10/31/2002            $    9,482                   $    8,171
11/30/2002            $   10,142                   $    8,745
12/31/2002            $    9,612                   $    8,291
1/31/2003             $    9,320                   $    8,064
2/28/2003             $    9,087                   $    7,844
3/31/2003             $    9,098                   $    7,834
4/30/2003             $    9,915                   $    8,609
5/31/2003             $   10,626                   $    9,242
6/30/2003             $   10,731                   $    9,310
7/31/2003             $   10,871                   $    9,517
8/31/2003             $   11,093                   $    9,722
9/30/2003             $   10,918                   $    9,546
10/31/2003            $   11,571                   $   10,199
11/30/2003            $   11,688                   $   10,291
12/31/2003            $   12,436                   $   10,926
1/31/2004             $   12,589                   $   11,120
2/29/2004             $   12,812                   $   11,371
3/31/2004             $   12,648                   $   11,292
4/30/2004             $   12,436                   $   11,013
5/31/2004             $   12,565                   $   11,140
6/30/2004             $   12,848                   $   11,382
7/31/2004             $   12,518                   $   11,166
8/31/2004             $   12,636                   $   11,287
9/30/2004             $   12,824                   $   11,500
10/31/2004            $   12,977                   $   11,674
11/30/2004            $   13,530                   $   12,244
12/31/2004            $   14,002                   $   12,643
1/31/2005             $   13,682                   $   12,335
2/28/2005             $   14,061                   $   12,559
3/31/2005             $   13,824                   $   12,335

LARGE CAP VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*       CLASS 2*       CLASS 3*
1-Year                        9.30%          9.18%          9.08%
5-Year                        5.10%           N/A            N/A
Since Inception               5.42%          4.59%         16.31%

*    Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The S&P 500/BARRA Value Index is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with high book-to-price ratios. Like the full S&P indexes, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value.

PERFORMANCE REVIEW

The Large Cap Value Portfolio Class 1 shares returned 9.30% for the twelve-month period ending March 31, 2005, compared to a 9.24% advance for the S&P 500/Barra Value Index.

The Portfolio benefited from good sector selection decisions during the reporting period. A sizable underweight in the weak performing financial sector was the largest contributor, followed by overweight allocations to the strong health care, industrials and consumer staples sectors. Stock selection in the industrials and utilities sectors was also additive. Individual securities that contributed to performance included EXXON MOBIL CORP., TXU CORP., CONOCOPHILLIPS, CHEVRON CORP. and BANK OF AMERICA CORP.

For the most part, however, individual issue selection had a negative impact on overall results. Stock selection in the information technology sector was especially weak. Exposure to companies in the semiconductor industry, such as APPLIED MATERIALS, INC., and TERADYNE, INC., proved to be the largest detractor from results. Exposure to select names in the health care sector such as PFIZER, INC. and MERCK & CO., INC. also detracted from results. A number of holdings in the financial sector, including CITIGROUP, INC., MARSH & MCLENNAN COS., and FEDERAL NATIONAL MORTGAGE ASSOCIATION (FANNIE MAE), had a detrimental impact on overall results. In addition, the Portfolio's cash position had a slightly negative impact on relative performance.

               Past Performance is no guarantee of future results.

MID CAP GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       AIG Global Investment Corp.
                          T. Rowe Price Associates, Inc.
                          Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

               MID CAP GROWTH CLASS 1     RUSSELL MIDCAP(R) GROWTH INDEX(1)
2/8/1999           $   10,000                       $   10,000
2/28/1999          $    9,790                       $    9,862
3/31/1999          $   10,460                       $   10,411
4/30/1999          $   10,840                       $   10,886
5/31/1999          $   10,850                       $   10,746
6/30/1999          $   11,610                       $   11,496
7/31/1999          $   11,440                       $   11,130
8/31/1999          $   11,260                       $   11,014
9/30/1999          $   11,310                       $   10,920
10/31/1999         $   12,120                       $   11,765
11/30/1999         $   13,250                       $   12,983
12/31/1999         $   15,498                       $   15,231
1/31/2000          $   15,272                       $   15,228
2/29/2000          $   18,460                       $   18,430
3/31/2000          $   18,399                       $   18,449
4/30/2000          $   16,841                       $   16,658
5/31/2000          $   15,652                       $   15,444
6/30/2000          $   17,199                       $   17,082
7/31/2000          $   16,779                       $   16,001
8/31/2000          $   18,716                       $   18,414
9/30/2000          $   17,712                       $   17,513
10/31/2000         $   16,933                       $   16,315
11/30/2000         $   14,206                       $   12,769
12/31/2000         $   15,106                       $   13,442
1/31/2001          $   15,869                       $   14,210
2/28/2001          $   13,785                       $   11,752
3/31/2001          $   12,090                       $   10,070
4/30/2001          $   13,889                       $   11,748
5/31/2001          $   13,915                       $   11,693
6/30/2001          $   14,018                       $   11,699
7/31/2001          $   13,280                       $   10,910
8/31/2001          $   12,426                       $   10,120
9/30/2001          $   10,601                       $    8,447
10/31/2001         $   11,326                       $    9,335
11/30/2001         $   12,556                       $   10,340
12/31/2001         $   13,022                       $   10,733
1/31/2002          $   12,672                       $   10,385
2/28/2002          $   12,258                       $    9,796
3/31/2002          $   13,034                       $   10,544
4/30/2002          $   12,556                       $    9,985
5/31/2002          $   12,297                       $    9,687
6/30/2002          $   11,171                       $    8,618
7/31/2002          $   10,148                       $    7,781
8/31/2002          $   10,006                       $    7,754
9/30/2002          $    9,281                       $    7,138
10/31/2002         $    9,967                       $    7,691
11/30/2002         $   10,653                       $    8,293
12/31/2002         $    9,967                       $    7,792
1/31/2003          $    9,850                       $    7,715
2/28/2003          $    9,708                       $    7,648
3/31/2003          $    9,941                       $    7,791
4/30/2003          $   10,718                       $    8,321
5/31/2003          $   11,662                       $    9,122
6/30/2003          $   11,921                       $    9,252
7/31/2003          $   12,387                       $    9,582
8/31/2003          $   13,047                       $   10,110
9/30/2003          $   12,711                       $    9,914
10/31/2003         $   13,785                       $   10,713
11/30/2003         $   14,096                       $   11,000
12/31/2003         $   14,329                       $   11,120
1/31/2004          $   14,795                       $   11,487
2/29/2004          $   15,080                       $   11,680
3/31/2004          $   15,080                       $   11,657
4/30/2004          $   14,614                       $   11,328
5/31/2004          $   15,093                       $   11,595
6/30/2004          $   15,403                       $   11,780
7/31/2004          $   14,290                       $   11,000
8/31/2004          $   13,992                       $   10,864
9/30/2004          $   14,717                       $   11,270
10/31/2004         $   15,118                       $   11,652
11/30/2004         $   15,804                       $   12,254
12/31/2004         $   16,478                       $   12,841
1/31/2005          $   15,882                       $   12,497
2/28/2005          $   16,012                       $   12,814
3/31/2005          $   15,804                       $   12,626

MID CAP GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*     CLASS 2*     CLASS 3*
1-Year                        4.90%        4.66%        4.58%
5-Year                       -2.99%         N/A          N/A
Since Inception               7.74%       -0.56%       20.42%

*    Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) Russell Midcap(TM) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

PERFORMANCE REVIEW

For the trailing twelve-month period ending March 31, 2005, the Mid Cap Growth Portfolio Class 1 shares returned 4.90%, underperforming the 8.31% advance for the Russell Mid Cap Growth Index.

Both sector allocation decisions and individual stock selection contributed to the underperformance for the period. Unfavorable stock selection in the health care and consumer discretionary sectors were the primary drivers of the adverse relative results. Within health care, biotech names such as ELAN, PLC, NEUROCRINE BIOSCIENCES, OSI PHARMACEUTICALS, and MILLENNIUM PHARMACEUTICALS were poor performers and hurt relative results. Exposure to broadcasting company TIVO, INC., gaming company INTERNATIONAL GAME TECHNOLOGY, and furniture company SELECT COMFORT CORP. further hampered overall performance. Information technology companies RED HAT, INC. and ASK JEEVES, INC., and industrial CAREER EDUCATION CORP. were other disappointments. Sector selection also had a negative impact on overall results, with underweight positions in the two best performing sectors of the benchmark, energy and utilities, proving the largest detractors. The modest cash position in the Portfolio was also a drag on performance relative to the benchmark.

Positive contributors during the reporting period included strong stock selection in select companies in the information technology and energy sectors. Software makers ADOBE SYSTEMS, and SRA INTERNATIONAL, INC., and mobile communications provider RESEARCH IN MOTION posted strong gains and helped overall performance. Oil and gas explorer PLAINS EXPLORATION & PRODUCTION also delivered strong returns and contributed to results during the reporting period. STATIONS CASINOS, INC., and CHICO'S FAS, INC. were two consumer discretionary stocks that were additive to results for the period.

               Past Performance is no guarantee of future results.

MID CAP VALUE PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       AIG Global Investment Corp.
                          Goldman Sachs Asset Management, L.P.
                          Lord, Abbett & Co.

[CHART]

GROWTH OF A $10,000 INVESTMENT

               MID CAP VALUE CLASS 1     RUSSELL MIDCAP(R) VALUE INDEX(1)
2/8/1999           $   10,000                      $   10,000
2/28/1999          $    9,810                      $    9,848
3/31/1999          $    9,980                      $    9,989
4/30/1999          $   10,920                      $   10,935
5/31/1999          $   11,270                      $   10,981
6/30/1999          $   11,550                      $   11,106
7/31/1999          $   11,230                      $   10,828
8/31/1999          $   10,800                      $   10,454
9/30/1999          $   10,210                      $   9,925
10/31/1999         $   10,250                      $   10,217
11/30/1999         $   10,260                      $   10,030
12/31/1999         $   10,465                      $   10,299
1/31/2000          $   10,028                      $    9,683
2/29/2000          $    9,642                      $    9,278
3/31/2000          $   10,955                      $   10,402
4/30/2000          $   11,173                      $   10,444
5/31/2000          $   11,538                      $   10,624
6/30/2000          $   11,236                      $   10,228
7/31/2000          $   11,517                      $   10,467
8/31/2000          $   12,246                      $   11,108
9/30/2000          $   12,589                      $   11,215
10/31/2000         $   12,808                      $   11,428
11/30/2000         $   12,777                      $   11,279
12/31/2000         $   14,074                      $   12,274
1/31/2001          $   14,040                      $   12,229
2/28/2001          $   14,153                      $   12,178
3/31/2001          $   13,734                      $   11,840
4/30/2001          $   14,458                      $   12,491
5/31/2001          $   14,831                      $   12,846
6/30/2001          $   14,729                      $   12,675
7/31/2001          $   14,763                      $   12,624
8/31/2001          $   14,537                      $   12,393
9/30/2001          $   13,361                      $   11,211
10/31/2001         $   13,678                      $   11,271
11/30/2001         $   14,503                      $   12,059
12/31/2001         $   15,088                      $   12,559
1/31/2002          $   14,967                      $   12,686
2/28/2002          $   15,256                      $   12,892
3/31/2002          $   16,122                      $   13,551
4/30/2002          $   16,158                      $   13,542
5/31/2002          $   16,182                      $   13,522
6/30/2002          $   15,460                      $   12,918
7/31/2002          $   14,030                      $   11,654
8/31/2002          $   14,210                      $   11,789
9/30/2002          $   13,032                      $   10,599
10/31/2002         $   13,356                      $   10,936
11/30/2002         $   14,162                      $   11,624
12/31/2002         $   13,767                      $   11,348
1/31/2003          $   13,291                      $   11,034
2/28/2003          $   12,949                      $   10,851
3/31/2003          $   12,961                      $   10,888
4/30/2003          $   13,816                      $   11,716
5/31/2003          $   14,805                      $   12,747
6/30/2003          $   14,976                      $   12,836
7/31/2003          $   15,270                      $   13,235
8/31/2003          $   15,856                      $   13,705
9/30/2003          $   15,685                      $   13,598
10/31/2003         $   16,626                      $   14,597
11/30/2003         $   17,102                      $   15,020
12/31/2003         $   17,827                      $   15,668
1/31/2004          $   18,197                      $   16,081
2/29/2004          $   18,837                      $   16,479
3/31/2004          $   18,960                      $   16,506
4/30/2004          $   18,406                      $   15,807
5/31/2004          $   18,701                      $   16,213
6/30/2004          $   19,403                      $   16,791
7/31/2004          $   18,911                      $   16,336
8/31/2004          $   19,009                      $   16,599
9/30/2004          $   19,588                      $   17,083
10/31/2004         $   19,969                      $   17,478
11/30/2004         $   21,324                      $   18,659
12/31/2004         $   22,113                      $   19,382
1/31/2005          $   21,584                      $   18,931
2/28/2005          $   22,276                      $   19,591
3/31/2005          $   22,314                      $   19,532

MID CAP VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*       CLASS 2*       CLASS 3*
1-Year                       17.69%         17.52%         17.37%
5-Year                       15.29%           N/A            N/A
Since Inception              13.97%         14.23%         23.77%

*    Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index.

PERFORMANCE REVIEW

The Mid Cap Value Portfolio Class 1 shares posted a return of 17.69% for the twelve-month period ending March 31, 2005, compared to a return of 18.34% for the Russell Mid Cap Value Index.

Stock selection detracted the most from results during the reporting period, particularly in the consumer discretionary sector. Within the sector, positions in apparel-maker TOMMY HILFIGER CORP., recreational products company CALLAWAY GOLF CO., and auto-parts makers DANA CORP., and LEAR CORP. were weak performers. Individual issue selection was also weak in the electric utilities industry and across a number of financials stocks, which further diminished results. KING PHARMACEUTICALS, NEW YORK COMMUNITY BANCORP, and DITECH COMMUNICATIONS were among the other poor performers during the period. The Portfolio's modest cash position also resulted in underperformance relative to the index.

Sector allocation decisions made positive contributions to overall results during the reporting period. An overweight in the energy and materials sectors, coupled with an underweight position in the financial sector proved to be the largest contributors. Good stock selection in the materials sector also benefited results. Positions in chemical manufacturing company MONSANTO and mining company POTASH posted strong gains and helped the overall Portfolio. Energy companies EOG RESOURCES INC., and WILLIAMS COMPANIES, INC., as well as food processor ARCHER-DANIELS-MIDLAND CO. were among the other stocks that contributed to results for the period.

               Past Performance is no guarantee of future results.

SMALL CAP PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       AIG Global Investment Corp.
                          AIG SunAmerica Asset Management Corp.
                          Salomon Brothers Asset Management, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                SMALL CAP CLASS 1       RUSSELL 2000(R) INDEX(1)
2/8/1999           $   10,000                 $   10,000
2/28/1999          $    9,510                 $    9,541
3/31/1999          $    9,910                 $    9,690
4/30/1999          $   10,530                 $   10,558
5/31/1999          $   10,510                 $   10,712
6/30/1999          $   11,120                 $   11,196
7/31/1999          $   10,830                 $   10,889
8/31/1999          $   10,540                 $   10,486
9/30/1999          $   10,550                 $   10,489
10/31/1999         $   10,750                 $   10,531
11/30/1999         $   11,780                 $   11,160
12/31/1999         $   13,677                 $   12,423
1/31/2000          $   13,222                 $   12,224
2/29/2000          $   15,570                 $   14,242
3/31/2000          $   14,567                 $   13,303
4/30/2000          $   13,191                 $   12,503
5/31/2000          $   12,322                 $   11,774
6/30/2000          $   14,091                 $   12,800
7/31/2000          $   13,170                 $   12,389
8/31/2000          $   14,525                 $   13,334
9/30/2000          $   13,977                 $   12,942
10/31/2000         $   12,922                 $   12,364
11/30/2000         $   11,256                 $   11,095
12/31/2000         $   12,004                 $   12,048
1/31/2001          $   12,295                 $   12,675
2/28/2001          $   10,953                 $   11,843
3/31/2001          $   10,168                 $   11,264
4/30/2001          $   11,054                 $   12,145
5/31/2001          $   11,269                 $   12,444
6/30/2001          $   11,421                 $   12,873
7/31/2001          $   10,801                 $   12,177
8/31/2001          $   10,294                 $   11,783
9/30/2001          $    8,800                 $   10,197
10/31/2001         $    9,345                 $   10,794
11/30/2001         $   10,016                 $   11,630
12/31/2001         $   10,535                 $   12,347
1/31/2002          $   10,307                 $   12,219
2/28/2002          $    9,940                 $   11,884
3/31/2002          $   10,586                 $   12,839
4/30/2002          $   10,472                 $   12,956
5/31/2002          $   10,104                 $   12,381
6/30/2002          $    9,509                 $   11,767
7/31/2002          $    8,142                 $    9,990
8/31/2002          $    8,129                 $    9,964
9/30/2002          $    7,597                 $    9,249
10/31/2002         $    7,787                 $    9,545
11/30/2002         $    8,344                 $   10,397
12/31/2002         $    7,901                 $    9,818
1/31/2003          $    7,686                 $    9,546
2/28/2003          $    7,496                 $    9,258
3/31/2003          $    7,610                 $    9,377
4/30/2003          $    8,230                 $   10,266
5/31/2003          $    8,977                 $   11,368
6/30/2003          $    9,142                 $   11,574
7/31/2003          $    9,649                 $   12,298
8/31/2003          $   10,104                 $   12,862
9/30/2003          $   9,838                  $   12,624
10/31/2003         $   10,586                 $   13,684
11/30/2003         $   10,839                 $   14,170
12/31/2003         $   10,877                 $   14,458
1/31/2004          $   11,244                 $   15,086
2/29/2004          $   11,244                 $   15,221
3/31/2004          $   11,307                 $   15,363
4/30/2004          $   10,737                 $   14,580
5/31/2004          $   10,902                 $   14,812
6/30/2004          $   11,295                 $   15,435
7/31/2004          $   10,358                 $   14,396
8/31/2004          $   10,117                 $   14,322
9/30/2004          $   10,636                 $   14,994
10/31/2004         $   10,864                 $   15,290
11/30/2004         $   11,649                 $   16,616
12/31/2004         $   11,940                 $   17,108
1/31/2005          $   11,523                 $   16,394
2/28/2005          $   11,687                 $   16,671
3/31/2005          $   11,434                 $   16,194

SMALL CAP PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*      CLASS 2*      CLASS 3*
1-Year                        1.12%         0.90%         0.79%
5-Year                       -4.73%          N/A           N/A
Since Inception               2.21%        -2.67%        16.65%

*    Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and generally represents less than 20% of the total market capitalization of the Russell 3000(R) Index.

PERFORMANCE REVIEW

The Small Cap Portfolio Class 1 shares gained 1.12% for twelve-month period ending March 31, 2005, trailing the 5.41% advance for the Russell 2000 Index.

A number of factors contributed to underperformance for the reporting period, including sector and industry selection, issue selection and the Portfolio's bias toward growth-oriented companies. Sector selection decisions had the largest overall negative impact on results. Among sectors, a sizable overweight position in the information technology sector, particularly semiconductors, proved to be the largest detractor relative to the index. An underweight in materials, a strong performing sector in the Russell 2000 Index during the period, was a significant detractor from relative results. Underweighting certain industries, such as oil, gas & consumable fuels, chemicals, and road & rail industrials also contributed to poor performance. The moderate cash position and an overweight to the weak health care area, particularly pharmaceuticals, further detracted from results. Stock selection also had a negative overall impact, with selection in the technology sector especially detrimental and generated the bulk of the underperformance. Names such as VITESSE SEMICONDUCTOR, SUPPORTSOFT, INC. and WATCHGUARD TECHNOLOGIES posted significant declines during the period. Other detractors included laggards PIPER JAFFRAY COS., MEDICINES CO., and LIGAND PHARMACEUTICALS.

Positives during the reporting period included a slight overweight in energy, combined with strong stock selection in this top performing sector. The Portfolio had exposure to a number of excellent performers, such as HORNBECK OFFSHORE, GLOBAL INDUSTRIES and TODCO. Individual issue selection in the consumer discretionary sector was also strong. The Portfolio benefited from exposure to retailers that posted solid gains, such as URBAN OUTFITTERS, Overstock.com, and NEIMAN MARCUS.

In February 2005, subadviser Lord, Abbett was replaced with Salomon Brothers to help offset the Portfolio's growth bias and to improve performance.

               Past Performance is no guarantee of future results.

INTERNATIONAL EQUITY PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       AIG Global Investment Corp.
                          Goldman Sachs Asset Management International
                          Lord, Abbett & Co., LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

               INTERNATIONAL EQUITY CLASS 1     MSCI EAFE INDEX(1)
2/8/1999              $   10,000                   $   10,000
2/28/1999             $    9,930                   $    9,959
3/31/1999             $   10,340                   $   10,375
4/30/1999             $   10,900                   $   10,795
5/31/1999             $   10,300                   $   10,239
6/30/1999             $   10,690                   $   10,639
7/31/1999             $   10,990                   $   10,955
8/31/1999             $   11,010                   $   10,995
9/30/1999             $   10,900                   $   11,106
10/31/1999            $   11,200                   $   11,521
11/30/1999            $   11,870                   $   11,922
12/31/1999            $   12,924                   $   12,992
1/31/2000             $   12,677                   $   12,166
2/29/2000             $   13,593                   $   12,494
3/31/2000             $   13,583                   $   12,978
4/30/2000             $   12,441                   $   12,295
5/31/2000             $   12,070                   $   11,995
6/30/2000             $   12,492                   $   12,464
7/31/2000             $   12,235                   $   11,941
8/31/2000             $   12,420                   $   12,045
9/30/2000             $   11,710                   $   11,459
10/31/2000            $   11,298                   $   11,188
11/30/2000            $   10,331                   $   10,768
12/31/2000            $   10,621                   $   11,151
1/31/2001             $   10,804                   $   11,145
2/28/2001             $    9,791                   $   10,310
3/31/2001             $    8,951                   $    9,623
4/30/2001             $    9,738                   $   10,291
5/31/2001             $    9,436                   $    9,928
6/30/2001             $    8,962                   $    9,522
7/31/2001             $    8,693                   $    9,191
8/31/2001             $    8,359                   $    9,349
9/30/2001             $    7,594                   $    9,112
10/31/2001            $    7,799                   $    8,399
11/30/2001            $    8,046                   $    8,708
12/31/2001            $    8,035                   $    8,760
1/31/2002             $    7,558                   $    8,295
2/28/2002             $    7,579                   $    8,353
3/31/2002             $    7,981                   $    8,805
4/30/2002             $    7,991                   $    8,863
5/31/2002             $    8,002                   $    8,975
6/30/2002             $    7,623                   $    8,618
7/31/2002             $    6,809                   $    7,767
8/31/2002             $    6,690                   $    7,750
9/30/2002             $    5,909                   $    6,917
10/31/2002            $    6,105                   $    7,289
11/30/2002            $    6,322                   $    7,620
12/31/2002            $    6,121                   $    7,364
1/31/2003             $    5,871                   $    7,056
2/28/2003             $    5,718                   $    6,894
3/31/2003             $    5,577                   $    6,759
4/30/2003             $    6,099                   $    7,421
5/31/2003             $    6,415                   $    7,871
6/30/2003             $    6,568                   $    8,061
7/31/2003             $    6,688                   $    8,256
8/31/2003             $    6,862                   $    8,456
9/30/2003             $    7,058                   $    8,716
10/31/2003            $    7,483                   $    9,260
11/30/2003            $    7,602                   $    9,466
12/31/2003            $    8,077                   $   10,205
1/31/2004             $    8,253                   $   10,349
2/29/2004             $    8,418                   $   10,588
3/31/2004             $    8,528                   $   10,648
4/30/2004             $    8,308                   $   10,407
5/31/2004             $    8,297                   $   10,442
6/30/2004             $    8,550                   $   10,671
7/31/2004             $    8,121                   $   10,324
8/31/2004             $    8,176                   $   10,370
9/30/2004             $    8,374                   $   10,641
10/31/2004            $    8,638                   $   11,004
11/30/2004            $    9,144                   $   11,756
12/31/2004            $    9,523                   $   12,271
1/31/2005             $    9,401                   $   12,046
2/28/2005             $    9,779                   $   12,567
3/31/2005             $    9,490                   $   12,251

INTERNATIONAL EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                          CLASS 1*       CLASS 2*       CLASS 3*
1-Year                       11.28%         11.16%         11.07%
5-Year                       -6.92%           N/A            N/A
Since Inception              -0.85%         -3.54%         19.37%

*    Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index is weighted by market capitalization and therefore has a heavy representation in countries with large stock markets, such as Japan.

PERFORMANCE REVIEW

The International Equity Portfolio Class 1 shares posted a return of 11.28% for the twelve-month period ending March 31, 2005, compared to a gain of 15.06% for MSCI EAFE Index.

Country selection had a negative impact on relative performance during the reporting period. Underweight positions in the strong U.K. and Australian markets relative to the benchmark weights were the largest detractors from results. Stock selection within Germany, Russia and the U.K. also proved to be unfavorable. From a sector allocation perspective, an overweight in the weak-performing information technology sector, coupled with an underweight in the top-performing energy sector proved to be the largest detractors from performance for the period. Stock selection in energy was weak, due primarily to exposure to Russian oil explorer YUKOS, which declined sharply and significantly hampered results for the overall Portfolio. Other stocks that detracted from results included NOKIA OYJ, FREENET.DE AG, and GOODWILL GROUP.

Positive contributors during the reporting period included strong selection in specific global economic sectors, especially in the financials and information technology areas. Some of the strong performers in these sectors included Japanese technology company GLOBAL MEDIA ONLINE, Italian bank BCA INTESSA, and Dutch insurer ING GROEP.

               Past Performance is no guarantee of future results.

DIVERSIFIED FIXED INCOME PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Relatively high current income and secondarily capital
                          appreciation

PORTFOLIO MANAGERS:       AIG Global Investment Corp.
                          AIG SunAmerica Asset Management Corp.
                          Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

             DIVERSIFIED FIXED INCOME CLASS 1   LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(1)
2/8/99                    $ 10,000                              $ 10,000
2/28/99                   $  9,880                              $  9,921
3/31/99                   $  9,940                              $  9,976
4/30/99                   $  9,980                              $ 10,008
5/31/99                   $  9,850                              $  9,920
6/30/99                   $  9,820                              $  9,888
7/31/99                   $  9,790                              $  9,846
8/31/99                   $  9,770                              $  9,841
9/30/99                   $  9,850                              $  9,956
10/31/99                  $  9,860                              $  9,992
11/30/99                  $  9,910                              $  9,991
12/31/99                  $  9,863                              $  9,943
1/31/2000                 $  9,842                              $  9,911
2/29/2000                 $  9,957                              $ 10,031
3/31/2000                 $ 10,061                              $ 10,163
4/30/2000                 $ 10,030                              $ 10,134
5/31/2000                 $  9,988                              $ 10,128
6/30/2000                 $ 10,187                              $ 10,339
7/31/2000                 $ 10,260                              $ 10,433
8/31/2000                 $ 10,406                              $ 10,584
9/30/2000                 $ 10,417                              $ 10,651
10/31/2000                $ 10,427                              $ 10,721
11/30/2000                $ 10,479                              $ 10,897
12/31/2000                $ 10,677                              $ 11,100
1/31/2001                 $ 10,877                              $ 11,281
2/28/2001                 $ 10,976                              $ 11,379
3/31/2001                 $ 10,932                              $ 11,436
4/30/2001                 $ 10,799                              $ 11,388
5/31/2001                 $ 10,844                              $ 11,456
6/30/2001                 $ 10,855                              $ 11,500
7/31/2001                 $ 11,065                              $ 11,757
8/31/2001                 $ 11,165                              $ 11,893
9/30/2001                 $ 11,220                              $ 12,031
10/31/2001                $ 11,431                              $ 12,282
11/30/2001                $ 11,276                              $ 12,112
12/31/2001                $ 11,177                              $ 12,035
1/31/2002                 $ 11,245                              $ 12,132
2/28/2002                 $ 11,348                              $ 12,250
3/31/2002                 $ 11,131                              $ 12,047
4/30/2002                 $ 11,325                              $ 12,280
5/31/2002                 $ 11,393                              $ 12,385
6/30/2002                 $ 11,485                              $ 12,492
7/31/2002                 $ 11,587                              $ 12,643
8/31/2002                 $ 11,792                              $ 12,856
9/30/2002                 $ 11,998                              $ 13,064
10/31/2002                $ 11,907                              $ 13,005
11/30/2002                $ 11,895                              $ 13,001
12/31/2002                $ 12,145                              $ 13,270
1/31/2003                 $ 12,122                              $ 13,281
2/28/2003                 $ 12,283                              $ 13,465
3/31/2003                 $ 12,260                              $ 13,455
4/30/2003                 $ 12,363                              $ 13,566
5/31/2003                 $ 12,661                              $ 13,819
6/30/2003                 $ 12,604                              $ 13,791
7/31/2003                 $ 12,065                              $ 13,327
8/31/2003                 $ 12,157                              $ 13,416
9/30/2003                 $ 12,535                              $ 13,771
10/31/2003                $ 12,397                              $ 13,643
11/30/2003                $ 12,420                              $ 13,675
12/31/2003                $ 12,546                              $ 13,814
1/31/2004                 $ 12,663                              $ 13,926
2/29/2004                 $ 12,781                              $ 14,076
3/31/2004                 $ 12,886                              $ 14,182
4/30/2004                 $ 12,511                              $ 13,813
5/31/2004                 $ 12,440                              $ 13,757
6/30/2004                 $ 12,499                              $ 13,835
7/31/2004                 $ 12,628                              $ 13,972
8/31/2004                 $ 12,863                              $ 14,239
9/30/2004                 $ 12,898                              $ 14,277
10/31/2004                $ 12,992                              $ 14,397
11/30/2004                $ 12,886                              $ 14,282
12/31/2004                $ 13,012                              $ 14,414
1/31/2005                 $ 13,084                              $ 14,504
2/28/2005                 $ 13,012                              $ 14,419
3/31/2005                 $ 12,915                              $ 14,345

DIVERSIFIED FIXED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                                            CLASS 1*      CLASS 2*      CLASS 3*
1-Year                                         0.22%         0.07%       -0.03%
5-Year                                         5.12%          N/A          N/A
Since Inception                                4.25%         4.74%        2.90%

*    Inception date for Class 1: 2/8/99; Class 2: 10/16/00 ; Class 3: 11/11/02

(1) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

PERFORMANCE REVIEW

The Diversified Fixed Income Portfolio Class 1 shares returned 0.22% for the twelve-month reporting period ended March 31, 2005, compared to a gain of 1.15% for the Lehman Brothers Aggregate Bond Index.

The fiscal year began on a challenging note as both mortgage-backed security and Treasury yields rose sharply in tandem ahead of the initiation of the Federal Reserve's tightening cycle. Positive momentum picked up later in the year as the Treasury market became range-bound between October 2004 and February 2005, as GNMA securities benefited from the narrowing yield spread. Market momentum turned abruptly negative when the Federal Reserve Chairman Alan Greenspan raised the possibility that inflation might not be fully tamed, thereby stoking speculation that monetary policy might be tightened at a faster pace than previously anticipated. Through the period, corporate issuers continued to accrue benefits from the ongoing U.S. economic recovery. The focus on de-leveraging and growing profits led to a broad based improvement in corporate credit quality as measured by Moody's 2004 Downgrades per Upgrades statistic, which fell below 2 for the first time since 1999. However, the threat of potential downgrades of a number of corporate debt issuers provided a degree of selling pressure.

Overall, the Portfolio's above-benchmark allocation to high-quality sectors, including Treasuries and AAA-rated corporate bonds, was the largest detractor from relative results. While the Portfolio's overweight in AAA-rated corporate bonds hurt, issue selection in this sector was excellent and proved to be the largest contributor to performance. Individual issue selection in the agency, mortgage-backed and industrials sectors also made positive contributions. In addition, the Portfolio's lack of exposure to FREDDIE MAC and FANNIE MAE issues benefited relative results, given these issuers' weak market performance.

               Past Performance is no guarantee of future results.

FOCUS GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       Janus Capital Management, LLC
                          Marsico Capital Management, LLC
                          Credit Suisse Asset Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                 FOCUS GROWTH CLASS 1       RUSSELL 3000 GROWTH(R) INDEX(1)     S&P 500(R) INDEX(1)    RUSSELL 1000 GROWTH INDEX(1)
7/5/2000               $ 10,000                        $ 10,000                      $ 10,000                   $ 10,000
7/31/2000              $  9,900                        $  9,786                      $  9,898                   $  9,825
8/31/2000              $ 10,800                        $ 10,681                      $ 10,513                   $ 10,715
9/30/2000              $  9,610                        $  9,703                      $  9,958                   $  9,701
10/31/2000             $  8,990                        $  9,221                      $  9,916                   $  9,090
11/30/2000             $  8,040                        $  7,840                      $  9,134                   $  9,242
12/31/2000             $  8,150                        $  7,639                      $  9,179                   $  7,880
1/31/2001              $  8,330                        $  8,173                      $  9,505                   $  7,631
2/28/2001              $  7,570                        $  6,805                      $  8,638                   $  8,158
3/31/2001              $  7,190                        $  6,073                      $  8,091                   $  6,773
4/30/2001              $  7,860                        $  6,839                      $  8,719                   $  6,036
5/31/2001              $  7,940                        $  6,758                      $  8,778                   $  6,799
6/30/2001              $  7,570                        $  6,627                      $  8,564                   $  6,699
7/31/2001              $  7,440                        $  6,390                      $  8,480                   $  6,544
8/31/2001              $  6,910                        $  5,916                      $  7,949                   $  6,380
9/30/2001              $  6,320                        $  5,301                      $  7,307                   $  5,859
10/31/2001             $  6,600                        $  5,593                      $  7,447                   $  5,274
11/30/2001             $  7,180                        $  6,090                      $  8,018                   $  5,550
12/31/2001             $  7,220                        $  6,126                      $  8,088                   $  6,084
1/31/2002              $  7,090                        $  6,024                      $  7,970                   $  6,072
2/28/2002              $  6,860                        $  5,765                      $  7,816                   $  5,965
3/31/2002              $  7,060                        $  5,984                      $  8,110                   $  5,717
4/30/2002              $  6,860                        $  5,520                      $  7,619                   $  5,915
5/31/2002              $  6,810                        $  5,373                      $  7,562                   $  5,432
6/30/2002              $  6,470                        $  4,879                      $  7,024                   $  5,301
7/31/2002              $  5,680                        $  4,577                      $  6,476                   $  4,811
8/31/2002              $  5,730                        $  4,590                      $  6,519                   $  4,546
9/30/2002              $  5,400                        $  4,123                      $  5,810                   $  4,560
10/31/2002             $  5,720                        $  4,490                      $  6,322                   $  4,087
11/30/2002             $  5,930                        $  4,547                      $  6,694                   $  4,462
12/31/2002             $  5,560                        $  4,746                      $  6,301                   $  4,704
1/31/2003              $  5,500                        $  4,419                      $  6,135                   $  4,379
2/28/2003              $  5,430                        $  4,285                      $  6,043                   $  4,273
3/31/2003              $  5,490                        $  4,363                      $  6,102                   $  4,253
4/30/2003              $  5,920                        $  4,692                      $  6,604                   $  4,332
5/31/2003              $  6,380                        $  4,945                      $  6,952                   $  4,653
6/30/2003              $  6,480                        $  5,015                      $  7,041                   $  4,885
7/31/2003              $  6,720                        $  5,157                      $  7,165                   $  4,952
8/31/2003              $  6,960                        $  5,296                      $  7,304                   $  5,075
9/30/2003              $  6,880                        $  5,234                      $  7,227                   $  5,202
10/31/2003             $  7,410                        $  5,539                      $  7,635                   $  5,146
11/30/2003             $  7,530                        $  5,606                      $  7,703                   $  5,435
12/31/2003             $  7,870                        $  5,787                      $  8,106                   $  5,492
1/31/2004              $  7,910                        $  5,919                      $  8,255                   $  5,682
2/29/2004              $  7,950                        $  5,953                      $  8,370                   $  5,798
3/31/2004              $  7,920                        $  5,853                      $  8,243                   $  5,835
4/30/2004              $  7,690                        $  5,768                      $  8,114                   $  5,726
5/31/2004              $  7,860                        $  5,876                      $  8,226                   $  5,660
6/30/2004              $  7,860                        $  5,958                      $  8,386                   $  5,765
7/31/2004              $  7,230                        $  5,605                      $  8,108                   $  5,837
8/31/2004              $  7,040                        $  5,570                      $  8,141                   $  5,507
9/30/2004              $  7,270                        $  5,643                      $  8,229                   $  5,480
10/31/2004             $  7,130                        $  5,735                      $  8,355                   $  5,532
11/30/2004             $  7,500                        $  5,956                      $  8,692                   $  5,619
12/31/2004             $  8,010                        $  6,188                      $  8,988                   $  6,040
1/31/2005              $  7,620                        $  5,975                      $  8,769                   $  5,838
2/28/2005              $  7,640                        $  6,041                      $  8,954                   $  5,900
3/31/2005              $  7,600                        $  5,920                      $  8,795                   $  5,793

FOCUS GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                                           CLASS 1*      CLASS 2*       CLASS 3*
1-Year                                       -4.04%        -4.19%         -4.32%
Since Inception                              -5.63%        -3.70%         12.38%

*    Inception date for Class 1: 7/5/00; Class 2: 10/16/00 ; Class 3: 11/11/02

(1) The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values. The Russell 3000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Effective February 14, 2005, the Portfolio selected the Russell 3000 Growth Index for performance comparisons. The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or Russell 2000 Growth Indexes. The change in indices was made because the Russell 3000 Growth Index is more representative of the Portfolio's investment strategy.

PERFORMANCE REVIEW

The Focus Growth Portfolio Class 1 shares posted a decline of -4.04% for the twelve-month reporting period ending March 31, 2005, compared to a return of 1.15% for the Russell 3000 Growth Index.

Weak stock selection was responsible for the bulk of the underperformance relative to the benchmark. Issue selection was especially detrimental in the consumer discretionary sector, where movie rental company NETFLIX, INC., retailers IAC INTERACTIVECORP, STARBUCKS CORP., and eBAY, INC. detracted significantly from relative performance versus the index. Within consumer staples, COCA-COLA was a weak performer and the Portfolio's position in that stock had a negative impact on overall results. BOSTON SCIENTIFIC CORP. and NOKIA CORP. were among the other individual stock detractors. Sector selection also had a negative, but more modest impact on performance, due mostly to an underweight position in industrials and a slight overweight in health care names. In addition, the small cash position in the Portfolio also detracted modestly from returns relative to the benchmark.

Excellent stock selection relative to the benchmark in the financials sector helped offset some of the other losses during the period. The Portfolio's position in financials posted a positive return, while the sector as a whole produced negative results and was the poorest performing area of the Russell 3000 Growth Index for the reporting period. An overweight in the energy sector, coupled with strong stock selection in names such as TRANSOCEAN, INC. and BP, PLC also helped Portfolio relative results. Other individual stocks that contributed to results included UNITEDHEALTH GROUP, INC., MICROSOFT CORP., SLM CORP. (SALLIE MAE), and GOOGLE, INC.

The Portfolio was repositioned in February 2005 to allow the subadvisers more flexibility in selecting stocks across a broader market capitalization range. At the same time, subadvisers Salomon Brothers and Fred Alger were replaced with Credit Suisse and Janus.

               Past Performance is no guarantee of future results.

FOCUS TECHNET PORTFOLIO CLASS 2

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       AIG SunAmerica Asset Management Corp.
                          BAMCO, Inc.
                          RCM Global Investors, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                  FOCUS TECHNET CLASS 2        NASDAQ 100 INDEX(1)
12/29/2000              $ 10,000                    $ 10,000
12/31/2000              $ 10,000                    $ 11,074
1/31/2001               $ 11,100                    $  8,150
2/28/2001               $  7,540                    $  6,719
3/31/2001               $  5,730                    $  7,924
4/30/2001               $  7,050                    $  7,688
5/31/2001               $  6,780                    $  7,818
6/30/2001               $  6,520                    $  7,192
7/31/2001               $  5,570                    $  6,279
8/31/2001               $  4,570                    $  4,991
9/30/2001               $  3,360                    $  5,831
10/31/2001              $  3,960                    $  6,819
11/30/2001              $  4,690                    $  6,738
12/31/2001              $  4,960                    $  6,624
1/31/2002               $  4,740                    $  5,809
2/28/2002               $  4,050                    $  6,209
3/31/2002               $  4,400                    $  5,458
4/30/2002               $  3,730                    $  5,165
5/31/2002               $  3,440                    $  4,494
6/30/2002               $  3,090                    $  4,113
7/31/2002               $  2,900                    $  4,029
8/31/2002               $  2,840                    $  3,559
9/30/2002               $  2,500                    $  4,231
10/31/2002              $  2,770                    $  4,773
11/30/2002              $  3,240                    $  4,209
12/31/2002              $  2,710                    $  4,204
1/31/2003               $  2,760                    $  4,321
2/28/2003               $  2,770                    $  4,359
3/31/2003               $  2,840                    $  4,734
4/30/2003               $  3,210                    $  5,128
5/31/2003               $  3,710                    $  5,144
6/30/2003               $  3,810                    $  5,467
7/31/2003               $  3,970                    $  5,743
8/31/2003               $  4,240                    $  5,583
9/30/2003               $  4,220                    $  6,069
10/31/2003              $  4,720                    $  6,104
11/30/2003              $  4,610                    $  6,292
12/31/2003              $  4,800                    $  6,401
1/31/2004               $  5,010                    $  6,305
2/29/2004               $  4,990                    $  6,168
3/31/2004               $  5,070                    $  6,010
4/30/2004               $  4,990                    $  6,291
5/31/2004               $  5,180                    $  6,507
6/30/2004               $  5,140                    $  6,009
7/31/2004               $  4,680                    $  5,877
8/31/2004               $  4,470                    $  6,066
9/30/2004               $  4,780                    $  6,385
10/31/2004              $  5,150                    $  6,752
11/30/2004              $  5,460                    $  6,968
12/31/2004              $  5,690                    $  6,533
1/31/2005               $  5,250                    $  6,501
2/28/2005               $  5,180                    $  6,379
3/31/2005               $  5,020

FOCUS TECHNET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                                                 CLASS 2*   CLASS 3*
1-Year                                             -0.99%     -1.18%
Since Inception                                   -14.96%     26.67%

*    Inception date for Class 2: 12/29/00 ; Class 3: 11/11/02

(1) The Nasdaq-100 Index tracks the performance of the 100 largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology.

PERFORMANCE REVIEW

The Focus TechNet Portfolio Class 2 shares posted a return of -0.99%, compared to a return of 3.42% for the NASDAQ 100 Index for the twelve-month period ending March 31, 2005.

Stock selection was the primary detractor relative to the benchmark, especially in companies specializing in internet software and services, in computers and peripherals and in software. The Portfolio had exposure to a number of technology stocks that reported weak results and subsequently declined in the market. Such examples include manufacturing services provider FLEXTRONICS International, real estate online provider HOMESTORE, INC., and LINUX operating system provider RED HAT, INC. Post secondary education services provider CAREER EDUCATION CORP. and online financial services company E*TRADE FINANCIAL CORP. were other key detractors.

Sector allocation had a positive, but modest impact on overall results. The Portfolio's benchmark, the NASDAQ 100 contains a number of stocks that are not information technology stocks or direct beneficiaries of technology. The Portfolio's zero weight in health care, for example, contributed to results as this sector posted negative returns for the period. Strong stock selection in the consumer discretionary sector, with positive results from eBAY, INC. and GETTY IMAGES, INC., coupled with an underweight position in that sector helped. While the Portfolio generally suffered from unfavorable stock selection, it also had exposure to some technology stocks that delivered excellent performance during the period, such as YAHOO!, INC., GOOGLE, INC., COMVERSE TECHNOLOGY, INC., Verisign, and NCR CORP.

               Past Performance is no guarantee of future results.

FOCUS GROWTH AND INCOME PORTFOLIO CLASS 2

INVESTMENT OBJECTIVE:     Long-term growth of capital and current income

PORTFOLIO MANAGERS:       Harris Associates L.P.
                          Marsico Capital Management, LLC
                          Thornburg Investment Management, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                   FOCUS GROWTH AND INCOME CLASS 2    S&P 500(R) INDEX(1)
12/29/2000                    $   10,000                  $   10,000
12/31/2000                    $   10,000                  $   10,355
1/31/2001                     $   10,220                  $    9,411
2/28/2001                     $    9,040                  $    8,814
3/31/2001                     $    8,430                  $    9,499
4/30/2001                     $    8,990                  $    9,563
5/31/2001                     $    8,960                  $    9,330
6/30/2001                     $    8,780                  $    9,239
7/31/2001                     $    8,550                  $    8,660
8/31/2001                     $    7,960                  $    7,961
9/30/2001                     $    7,500                  $    8,113
10/31/2001                    $    7,550                  $    8,735
11/30/2001                    $    8,230                  $    8,812
12/31/2001                    $    8,164                  $    8,683
1/31/2002                     $    8,054                  $    8,516
2/28/2002                     $    7,904                  $    8,836
3/31/2002                     $    8,324                  $    8,300
4/30/2002                     $    8,314                  $    8,239
5/31/2002                     $    8,404                  $    7,652
6/30/2002                     $    7,774                  $    7,056
7/31/2002                     $    6,994                  $    7,102
8/31/2002                     $    7,184                  $    6,330
9/30/2002                     $    6,383                  $    6,887
10/31/2002                    $    6,884                  $    7,293
11/30/2002                    $    7,124                  $    6,864
12/31/2002                    $    6,764                  $    6,685
1/31/2003                     $    6,744                  $    6,584
2/28/2003                     $    6,674                  $    6,648
3/31/2003                     $    6,784                  $    7,195
4/30/2003                     $    7,384                  $    7,574
5/31/2003                     $    7,894                  $    7,671
6/30/2003                     $    8,074                  $    7,806
7/31/2003                     $    8,104                  $    7,958
8/31/2003                     $    8,284                  $    7,874
9/30/2003                     $    8,174                  $    8,319
10/31/2003                    $    8,635                  $    8,392
11/30/2003                    $    8,885                  $    8,832
12/31/2003                    $    9,145                  $    8,994
1/31/2004                     $    9,145                  $    9,119
2/29/2004                     $    9,295                  $    8,981
3/31/2004                     $    9,285                  $    8,841
4/30/2004                     $    9,065                  $    8,962
5/31/2004                     $    9,095                  $    9,136
6/30/2004                     $    9,145                  $    8,834
7/31/2004                     $    8,685                  $    8,869
8/31/2004                     $    8,845                  $    8,966
9/30/2004                     $    8,895                  $    9,102
10/31/2004                    $    8,895                  $    9,471
11/30/2004                    $    9,285                  $    9,793
12/31/2004                    $    9,795                  $    9,554
1/31/2005                     $    9,405                  $    9,755
2/28/2005                     $    9,445                  $    9,583
3/31/2005                     $    9,335

FOCUS GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                                                    CLASS 2*        CLASS 3*
1-Year                                                0.54%           0.32%
Since Inception                                      -1.61%          12.91%

*    Inception date for Class 2: 12/29/00 ; Class 3: 11/11/02

(1) The Standard & Poor's Composite Index of 500 Stocks (S&P 500 Index) tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publically in the United States.

PERFORMANCE REVIEW

The Focus Growth and Income Portfolio's Class 2 shares posted a return of 0.54% for the twelve-month period ending March 31, 2005, compared to a return of 6.69% for the S&P 500 Index.

Relative performance during the period suffered due to a combination of unfavorable sector and stock selection decisions. A sizable underweight in energy, the best performing sector of the index, resulted in significant underperformance versus the benchmark. A large underweight to industrials and materials, two other strong areas of the market, diminished results. These sector decisions coupled with overweights in the consumer discretionary and health care sectors also had a negative, but smaller impact on overall results. A moderate cash position was an additional drag on results.

Individual issue selection in the financials sector was weak, due primarily to exposure to FEDERAL NATIONAL MORTGAGE ASSOCIATION (FANNIE MAE), CITIGROUP, INC., and E-TRADE FINANCIAL CORP. Stock selection in the consumer staples and consumer discretionary sectors was also a detractor. Retailer IAC INTERACTIVE CORP., personal products maker COLGATE PALMOLIVE CO., and leading beverage maker ANHEUSER BUSCH COS. were all weak performers and hurt overall results. Other poor performers included MERCK & CO., INC., BOSTON SCIENTIFIC CORP., and PFIZER, INC. in the health care sector.

Some of the positives included underweight positions in information technology and financials, coupled with an overweight position in telecomm service companies. The Portfolio also benefited from strong stock selection in the energy and information technology sectors. Chilean-based oil explorer PETROLEO BRASILEIRO, and leading PC-manufacturer APPLE COMPUTER were top performers and helped results relative to the index. UNITEDHEALTH GROUP, INC., SLM CORP. (SALLIE MAE), and MANDALAY RESORT GROUP were among the other positive individual contributors to performance.

               Past Performance is no guarantee of future results.

FOCUS VALUE PORTFOLIO CLASS 2

INVESTMENT OBJECTIVE:     Long-term growth of capital

PORTFOLIO MANAGERS:       American Century Investment Management, Inc.
                          J.P. Morgan Asset Management, Inc.
                          Third Avenue Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                FOCUS VALUE CLASS 2      RUSSELL 1000 VALUE(R) INDEX   RUSSELL 3000 VALUE INDEX
10/1/2001            $   10,000                   $   10,000                   $   10,000
10/31/2001           $   10,450                   $    9,914                   $    9,937
11/30/2001           $   11,240                   $   10,490                   $   10,514
12/31/2001           $   11,770                   $   10,737                   $   10,524
1/31/2002            $   11,286                   $   10,655                   $   10,800
2/28/2002            $   11,215                   $   10,672                   $   10,733
3/31/2002            $   11,790                   $   11,177                   $   10,754
4/30/2002            $   11,255                   $   10,793                   $   11,285
5/31/2002            $   11,407                   $   10,847                   $   10,958
6/30/2002            $   10,276                   $   10,225                   $   10,979
7/31/2002            $    9,327                   $    9,274                   $   10,379
8/31/2002            $    9,358                   $    9,344                   $    9,371
9/30/2002            $    8,419                   $    8,305                   $    9,434
10/31/2002           $    9,115                   $    8,921                   $    8,411
11/30/2002           $    9,923                   $    9,482                   $    8,999
12/31/2002           $    9,312                   $    9,071                   $    9,059
1/31/2003            $    9,291                   $    8,851                   $    9,576
2/28/2003            $    9,102                   $    8,615                   $    9,160
3/31/2003            $    9,197                   $    8,629                   $    8,936
4/30/2003            $   10,015                   $    9,389                   $    8,694
5/31/2003            $   11,001                   $    9,995                   $    8,713
6/30/2003            $   11,105                   $   10,120                   $    9,485
7/31/2003            $   11,420                   $   10,271                   $   10,122
8/31/2003            $   11,850                   $   10,431                   $   10,251
9/30/2003            $   11,798                   $   10,329                   $   10,430
10/31/2003           $   12,374                   $   10,961                   $   10,610
11/30/2003           $   12,595                   $   11,110                   $   10,505
12/31/2003           $   13,213                   $   11,795                   $   11,164
1/31/2004            $   13,748                   $   12,002                   $   11,337
2/29/2004            $   14,105                   $   12,259                   $   12,013
3/31/2004            $   13,748                   $   12,152                   $   12,240
4/30/2004            $   13,245                   $   11,855                   $   12,500
5/31/2004            $   13,360                   $   11,976                   $   12,413
6/30/2004            $   13,570                   $   12,259                   $   12,082
7/31/2004            $   13,245                   $   12,086                   $   12,207
8/31/2004            $   13,570                   $   12,258                   $   12,521
9/30/2004            $   13,822                   $   12,448                   $   12,700
10/31/2004           $   13,884                   $   12,655                   $   12,910
11/30/2004           $   14,692                   $   13,295                   $   13,604
12/31/2004           $   15,351                   $   13,740                   $   14,048
1/31/2005            $   15,118                   $   13,496                   $   13,773
2/28/2005            $   15,651                   $   13,943                   $   14,214
3/31/2005            $   15,351                   $   13,752                   $   14,011

FOCUS VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/05

                                                         CLASS 2*      CLASS 3*
1-Year                                                    11.66%        11.58%
Since Inception                                           13.04%        23.77%

*    Inception date for Class 2: 10/01/01 ; Class 3: 11/11/02

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

PERFORMANCE REVIEW

The Focus Value Portfolio Class 2 shares gained 11.66% for the twelve-month period through March 31, 2005, compared to a 13.17% return for the Russell 1000 Value Index.

Stock selection was very strong, and added substantially to performance during the period, while sector selection detracted from overall results. Individual issue selection was especially strong in the financials and energy economic sectors. Real estate holdings ST. JOE CO., and FOREST CITY ENTERPRISES and specialized insurer ASSURANT, INC. were among the Portfolio's top financial stocks. Oil explorers ENCANA CORP. and DEVON ENERGY CORP. were other top performers that made significant contributions to overall performance. VF CORP. and ALAMO GROUP, INC. also helped results for the period.

While issue selection within the energy sector was very strong, the Portfolio had a below-benchmark exposure to the sector, which proved to be a detractor relative to the index. The underweight position in the utilities sector also hurt results, as did the moderate cash position in the Portfolio. Individual holdings that detracted the most from results included MARSH & MCLENNAN COS. AVX CORP., NEW YORK TIMES, NOKIA CORP. and OUTBACK STEAKHOUSE, INC.

               Past Performance is no guarantee of future results.

CASH MANAGEMENT PORTFOLIO

PERFORMANCE REVIEW

The Cash Management Portfolio Class 1 shares returned 0.99% for the twelve-month period ending March 31, 2005.

In June 2004, citing improving hiring trends, a well as increasing inflation trends, the Federal Open Market Committee (FOMC) initiated its current tightening cycle with the first of seven consecutive 25 basis point increases. The most recent tightening on March 22, 2005 raised the central bank's Fed Funds target rate to 2.75%.

Sector selection had little impact on the Portfolio's performance for most of the reporting period. However, a fairly high percentage of the Portfolio's net assets continued to be allocated to the purchase of top-tier asset backed commercial paper. Yields on money market securities increased steadily throughout the period with 1-month CD yielding approximately 2.82%, up from the 1.00% level at the start of the fiscal year. In order to capture the rise in yields, value was added through the active duration management, specifically by reducing the Portfolio's weighted average maturity through the latter half of the annual period.

Banc of America assumed subadvisery responsibility for the Portfolio in February 2005. Given the interest rate environment during the period, the Portfolio was transitioned into a barbell structure. A barbell structure invests more of the Portfolio in very short maturities and longer-dated maturities, as opposed to laddering maturities along the entire yield curve. Barbelled Portfolios react to changes in interest rates rapidly given the high concentration of short maturities.

               Past Performance is no guarantee of future results.

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

[AIG SUN AMERICA(R) THE RETIREMENT SPECIALIST LOGO]                Presorted
                                                                   Standard
1 SunAmerica Center                                            U.S. Postage Paid
Los Angeles,CA 90067-6022                                         Towne, Inc.

ADDRESS SERVICE REQUESTED


J-1906AR.1(R 5/05)

Item 2.   Code of Ethics

          Seasons Series Trust (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics was amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.

Item 3.   Audit Committee Financial Expert.

          The Registrant's Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in instruction 2(b) of item 3 of Form N-CSR. Mr. Sher is considered an independent Trustee pursuant to paragraph (a)(2) of item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

          (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                2004        2005
                   Audit Fees                $ 376,111   $ 471,377
                   Audit-Related Fees        $ 173,262   $ 132,840
                   Tax Fees                  $  80,925   $ 106,700
                   All Other Fees            $       0     $     0

          Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

          (e) (1) During its regularly scheduled meetings, The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The Audit Committee also pre-approves tax advice, provided that the cost of the advice is less than $10,000 per occurrence. All such tax advice will be communicated to the Audit Committee Chairman as soon as practicable and will be reported to the Audit Committee at the next scheduled meeting.

                    The Chairman of the registrant's Audit Committee may consider, on the Audit Committee's behalf, any non-audit services that have not been pre-approved at their regularly scheduled meetings and either, at his discretion, pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, or refer such matter to the full Audit Committee for its consideration and action. The Chairman in approving a requested non-audit service shall present to the full Audit Committee such action for ratification not later than at the next scheduled Committee meeting.

                    (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f)       Not Applicable.

          (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $1,889,277 and $1,225,435, respectively.

          (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

          Not applicable

Item 11.  Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

          (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. However, internal controls with respect to monitoring proof of claim filings have been enhanced.

Item 12.  Exhibits.

          (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                    (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                    (3) Not applicable.

          (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ Vincent M. Marra
    ---------------------------
    Vincent M. Marra
    President

Date: June 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ---------------------------
    Vincent M. Marra
    President

Date: June 9, 2005

By: /s/ Donna M. Handel
    ---------------------------
    Donna M. Handel
    Treasurer

Date: June 9, 2005

                                        2